UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103094
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 47	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 853	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
Due to file size constraints, this Filing is being made in two related submissions. This submission is the second of two related submissions.
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America All American Gold AnnuitySM (Key)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 102. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
1

•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
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Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
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Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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8

Table of Contents (continued)
9

Table of Contents (continued)
10

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

Capital Preservation Plus Lifetime Income Option	1.00% [13]
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Recurring Contract Expenses
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Nationwide Lifetime Income Riders (an applicant may purchase one option):
5% Nationwide Lifetime Income Rider (no longer available)	1.00% [15]
7% Nationwide Lifetime Income Rider	1.00%
10% Nationwide Lifetime Income Rider	1.20%
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider	0.30% [16]
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Nationwide Lifetime Income Rider	1.20% [18]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
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[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	6.31%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
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The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.31%)	$1,877	$3,797	$5,440	$8,761	*	$3,297	$5,140	$8,761	$1,177	$3,297	$5,140	$8,761
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,257	$2,160	$3,051	$5,426	*	$1,660	$2,751	$5,426	$ 557	$1,660	$2,751	$5,426
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
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Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
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If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
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•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.70% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
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•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
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Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
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Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
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The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
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For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
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Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
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Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
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•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
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•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
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Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
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(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
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(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to
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each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Nationwide Lifetime Income Riders as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
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•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
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Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option. The percentage of the credit Nationwide will recapture is the same percentage (ratio) that the amount surrendered that is more than 10% of the Purchase Payments (the amount that is CDSC free) is to the sum of all Purchase Payments.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $200,000 initial deposit to his contract and receives a 3% credit of $6,000. In Contract Year two, Mr. X takes a $30,000 withdrawal. The CDSC free amount of $20,000 (10% of $200,000) is subtracted from the withdrawal amount of $30,000 to get $10,000. $10,000 is used in a ratio with the sum of all purchase payments to result in $10,000/$200,000 or 5%. The $6,000 credit is then multiplied by 5% to get $300. Thus, the amount of the original credit recaptured as a result of the $30,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection
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with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
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Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
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The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
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Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
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Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
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Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to
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take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
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The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
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	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Remaining Immediate Withdrawal Base	$56,000	$50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals,
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Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
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The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
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Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
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Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual
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basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
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First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost
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Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the
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Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous tables.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
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Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
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If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For
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most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
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Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
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For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
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(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
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Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
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(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
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(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
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The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
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If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
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On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
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Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
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•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
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(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
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How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
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1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
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This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject
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to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
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to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
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The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
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Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
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B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
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A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
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First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
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•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
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The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
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American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks capital growth.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (formerly, Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
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Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
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Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (formerly, Janus Henderson VIT Balanced Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
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MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
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Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
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Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
111

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
112

Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
113

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
114

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
115

VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
116

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.953286	13.616642	13.92%	9,079
2018	13.052099	11.953286	-8.42%	6,756
2017	11.549310	13.052099	13.01%	6,806
2016	11.302851	11.549310	2.18%	6,855
2015	11.584949	11.302851	-2.44%	5,536
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	30.490372	37.256095	22.19%	3,663
2018	32.761968	30.490372	-6.93%	4,089
2017	27.945034	32.761968	17.24%	4,106
2016	25.451675	27.945034	9.80%	5,519
2015	25.385604	25.451675	0.26%	7,060
2014	23.497898	25.385604	8.03%	7,068
2013	17.661595	23.497898	33.05%	7,576
2012	15.239557	17.661595	15.89%	7,725
2011	14.534214	15.239557	4.85%	9,296
2010	13.034889	14.534214	11.50%	9,566
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.666634	8.850860	15.45%	0
2018*	10.000000	7.666634	-23.33%	4,633
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	38.881036	46.083112	18.52%	49,653
2018	46.438955	38.881036	-16.27%	56,159
2017	41.628464	46.438955	11.56%	64,395
2016	33.745167	41.628464	23.36%	77,849
2015	36.198936	33.745167	-6.78%	90,350
2014	33.613007	36.198936	7.69%	96,177
2013	24.705828	33.613007	36.05%	102,762
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.919413	14.984262	7.65%	460,226
2018	14.490699	13.919413	-3.94%	595,732
2017	14.139658	14.490699	2.48%	654,003
2016	13.702519	14.139658	3.19%	644,890
2015	14.212713	13.702519	-3.59%	709,938
2014	13.918761	14.212713	2.11%	746,915
2013	15.385268	13.918761	-9.53%	786,321
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	28.943109	35.404702	22.33%	3,239
2018	31.551367	28.943109	-8.27%	4,490
2017	26.532103	31.551367	18.92%	4,953
2016	23.710326	26.532103	11.90%	5,553
2015	25.503376	23.710326	-7.03%	5,228
2014	22.967802	25.503376	11.04%	6,695
2013	17.149681	22.967802	33.93%	6,847
2012	15.158178	17.149681	13.14%	9,392
2011	14.908262	15.158178	1.68%	9,501
2010	13.245674	14.908262	12.55%	11,605
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	26.922118	34.328318	27.51%	98,726
2018	31.293423	26.922118	-13.97%	121,920
2017	28.399743	31.293423	10.19%	147,329
2016	23.410849	28.399743	21.31%	164,075
2015	24.063288	23.410849	-2.71%	202,001
2014	20.942467	24.063288	14.90%	221,293
2013	16.309491	20.942467	28.41%	237,365
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.952447	18.568839	16.40%	71,397
2018	17.462522	15.952447	-8.65%	88,608
2017	15.535481	17.462522	12.40%	104,598
2016	15.139654	15.535481	2.61%	126,639
2015	15.470652	15.139654	-2.14%	164,113
2014	15.353952	15.470652	0.76%	230,467
2013	13.575527	15.353952	13.10%	237,382
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	42.867476	51.787051	20.81%	53,530
2018	47.645408	42.867476	-10.03%	57,804
2017	42.879658	47.645408	11.11%	66,942
2016	34.501040	42.879658	24.29%	77,614
2015	35.734867	34.501040	-3.45%	94,626
2014	34.389346	35.734867	3.91%	114,105
2013	24.723264	34.389346	39.10%	106,330
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	32.048129	41.303982	28.88%	90,621
2018	34.077341	32.048129	-5.95%	112,497
2017	28.439917	34.077341	19.82%	138,143
2016	25.816234	28.439917	10.16%	164,325
2015	25.891724	25.816234	-0.29%	198,439
2014	23.158254	25.891724	11.80%	216,720
2013	17.787890	23.158254	30.19%	264,359
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	27.567342	36.942704	34.01%	84,644
2018	30.022263	27.567342	-8.18%	121,255
2017	23.912056	30.022263	25.55%	162,997
2016	22.473903	23.912056	6.40%	211,330
2015	23.369551	22.473903	-3.83%	240,924
2014	21.925375	23.369551	6.59%	235,952
2013	18.357321	21.925375	19.44%	251,206
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	22.709359	27.272559	20.09%	148
2018	28.465391	22.709359	-20.22%	403
2017	23.153002	28.465391	22.94%	403
2016	20.054628	23.153002	15.45%	391
2015	20.812911	20.054628	-3.64%	1,427
2014	20.780409	20.812911	0.16%	1,416
2013	14.183132	20.780409	46.51%	2,421
2012	11.933275	14.183132	18.85%	3,434
2011	14.046592	11.933275	-15.05%	3,472
2010	10.862462	14.046592	29.31%	3,059
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.695584	11.167608	15.18%	16,862
2018	10.217584	9.695584	-5.11%	16,929
2017*	10.000000	10.217584	2.18%	16,305
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.894548	17.541952	26.25%	14,701
2018	16.924868	13.894548	-17.90%	19,336
2017	15.319916	16.924868	10.48%	17,498
2016	11.822522	15.319916	29.58%	13,805
2015	12.786348	11.822522	-7.54%	17,044
2014	12.246999	12.786348	4.40%	14,183
2013*	10.000000	12.246999	22.47%	6,975
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.059504	10.738809	18.54%	2,588
2018*	10.000000	9.059504	-9.40%	3,532
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	14.634189	15.792301	7.91%	45,715
2018	14.922281	14.634189	-1.93%	51,062
2017	14.549891	14.922281	2.56%	62,332
2016	14.216606	14.549891	2.34%	70,741
2015	14.445469	14.216606	-1.58%	81,391
2014	14.117600	14.445469	2.32%	105,518
2013	14.175452	14.117600	-0.41%	120,283
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.253444	10.540294	27.71%	1,103
2018*	10.000000	8.253444	-17.47%	0
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	16.937448	19.379610	14.42%	458,739
2018	17.898356	16.937448	-5.37%	535,310
2017	16.051874	17.898356	11.50%	600,411
2016	15.431036	16.051874	4.02%	681,716
2015	15.693791	15.431036	-1.67%	797,986
2014	15.234807	15.693791	3.01%	826,793
2013	13.615311	15.234807	11.89%	899,990
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	17.866719	21.172126	18.50%	1,961,444
2018	19.245467	17.866719	-7.16%	2,265,427
2017	16.745796	19.245467	14.93%	2,610,422
2016	16.011015	16.745796	4.59%	2,815,169
2015	16.271976	16.011015	-1.60%	2,990,623
2014	15.738060	16.271976	3.39%	3,162,144
2013	13.768453	15.738060	14.31%	3,276,079
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	19.037076	23.355635	22.68%	59,649
2018	20.946970	19.037076	-9.12%	67,632
2017	17.556772	20.946970	19.31%	71,269
2016	16.696269	17.556772	5.15%	70,089
2015	16.980427	16.696269	-1.67%	71,133
2014	16.400060	16.980427	3.54%	81,163
2013	13.665277	16.400060	20.01%	77,851
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	36.421946	47.263088	29.77%	2,903
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	13.074633	14.193962	8.56%	49,437
2018	17.582386	13.074633	-25.64%	56,930
2017	18.294076	17.582386	-3.89%	63,794
2016	13.861733	18.294076	31.98%	77,514
2015	17.694870	13.861733	-21.66%	85,590
2014	20.520501	17.694870	-13.77%	91,212
2013	16.721636	20.520501	22.72%	99,753
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	26.702890	33.550948	25.65%	251,581
2018	29.536986	26.702890	-9.60%	316,131
2017	26.524303	29.536986	11.36%	360,113
2016	22.795194	26.524303	16.36%	419,351
2015	24.081035	22.795194	-5.34%	492,782
2014	22.456933	24.081035	7.23%	503,077
2013	17.772487	22.456933	26.36%	560,242
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	35.689890	47.266231	32.44%	131,389
2018	36.264168	35.689890	-1.58%	151,851
2017	27.210940	36.264168	33.27%	172,694
2016	27.376076	27.210940	-0.60%	201,870
2015	25.905931	27.376076	5.67%	255,239
2014	23.607433	25.905931	9.74%	261,070
2013	17.560229	23.607433	34.44%	273,302
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.978593	16.198752	8.15%	1,194,217
2018	15.274047	14.978593	-1.93%	1,423,699
2017	14.858137	15.274047	2.80%	1,586,518
2016	14.386323	14.858137	3.28%	1,694,324
2015	14.678405	14.386323	-1.99%	1,966,533
2014	14.059340	14.678405	4.40%	2,200,795
2013	14.523213	14.059340	-3.19%	2,167,302
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	41.642186	50.701790	21.76%	235,198
2018	49.431752	41.642186	-15.76%	270,845
2017	41.485406	49.431752	19.15%	322,987
2016	37.495992	41.485406	10.64%	388,723
2015	38.560249	37.495992	-2.76%	455,052
2014	36.789783	38.560249	4.81%	508,320
2013	27.392178	36.789783	34.31%	547,119
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	23.709025	29.881564	26.03%	125,233
2018	28.238290	23.709025	-16.04%	145,205
2017	21.975804	28.238290	28.50%	155,792
2016	23.467075	21.975804	-6.35%	179,118
2015	22.982464	23.467075	2.11%	190,955
2014	25.353374	22.982464	-9.35%	2,286
2013	19.704173	25.353374	28.67%	2,415
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	32.242243	42.739247	32.56%	6,129
2018	39.537976	32.242243	-18.45%	6,007
2017	33.586558	39.537976	17.72%	6,424
2016	31.093245	33.586558	8.02%	7,205
2015	32.491592	31.093245	-4.30%	8,141
2014	30.859675	32.491592	5.29%	8,660
2013	23.980303	30.859675	28.69%	9,862
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	13.116311	15.540316	18.48%	33,078
2018	14.686860	13.116311	-10.69%	33,999
2017	13.267937	14.686860	10.69%	37,235
2016	11.858820	13.267937	11.88%	49,268
2015	12.791557	11.858820	-7.29%	108,243
2014	12.582030	12.791557	1.67%	148,398
2013	10.283833	12.582030	22.35%	152,077
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.519149	18.951450	14.72%	251,790
2018	17.464056	16.519149	-5.41%	294,061
2017	16.108477	17.464056	8.42%	346,240
2016	14.291261	16.108477	12.72%	444,152
2015	15.554820	14.291261	-8.12%	546,970
2014	15.041481	15.554820	3.41%	656,062
2013	13.354649	15.041481	12.63%	744,220
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	32.131629	41.046820	27.75%	55,801
2018	34.245426	32.131629	-6.17%	62,331
2017	28.735102	34.245426	19.18%	68,199
2016	25.049885	28.735102	14.71%	104,409
2015	26.300762	25.049885	-4.76%	133,935
2014	24.472041	26.300762	7.47%	121,174
2013	19.089239	24.472041	28.20%	131,595
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	37.578202	46.933333	24.90%	125,297
2018	43.636823	37.578202	-13.88%	146,326
2017	39.893682	43.636823	9.38%	172,647
2016	30.998703	39.893682	28.69%	198,333
2015	33.860639	30.998703	-8.45%	251,416
2014	34.060063	33.860639	-0.59%	289,343
2013	25.291090	34.060063	34.67%	288,682
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.972487	12.489533	25.24%	15,733
2018	11.981708	9.972487	-16.77%	20,620
2017	8.632409	11.981708	38.80%	20,562
2016	7.435653	8.632409	16.09%	27,585
2015	9.356320	7.435653	-20.53%	32,336
2014*	10.000000	9.356320	-6.44%	38,602
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	21.493963	23.908784	11.23%	91,997
2018	25.716632	21.493963	-16.42%	100,557
2017	22.293498	25.716632	15.35%	113,508
2016	21.042314	22.293498	5.95%	137,457
2015	22.765198	21.042314	-7.57%	170,279
2014	25.914836	22.765198	-12.15%	172,973
2013	21.319111	25.914836	21.56%	5,525
2012	18.241701	21.319111	16.87%	5,543
2011	20.649570	18.241701	-11.66%	7,095
2010	19.269721	20.649570	7.16%	5,884
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.604466	9.685128	0.84%	128,820
2018	9.532101	9.604466	0.76%	143,574
2017	9.460508	9.532101	0.76%	182,824
2016	9.297078	9.460508	1.76%	203,358
2015	9.828317	9.297078	-5.41%	231,793
2014	9.763677	9.828317	0.66%	283,528
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.983907	13.260099	10.65%	0
2018	12.673601	11.983907	-5.44%	0
2017	11.334512	12.673601	11.81%	0
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.415354	10.128138	7.57%	0
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.772763	10.144676	3.81%	220
2018	10.415636	9.772763	-6.17%	333
2017	10.163024	10.415636	2.49%	450
2016	10.330904	10.163024	-1.63%	568
2015	10.261380	10.330904	0.68%	1,255
2014	9.918609	10.261380	3.46%	2,166
2013*	10.000000	9.918609	-0.81%	1,186
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.771847	23.966697	34.86%	9,915
2018	18.707540	17.771847	-5.00%	10,053
2017	14.898027	18.707540	25.57%	10,370
2016	14.772922	14.898027	0.85%	14,194
2015	14.267087	14.772922	3.55%	15,906
2014	13.343116	14.267087	6.92%	17,747
2013	9.655742	13.343116	38.19%	17,578
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.663723	16.888278	23.60%	292
2018	15.637469	13.663723	-12.62%	301
2017	13.797174	15.637469	13.34%	302
2016	12.333799	13.797174	11.86%	1,632
2015	13.035277	12.333799	-5.38%	1,753
2014	12.659081	13.035277	2.97%	2,229
2013	9.968791	12.659081	26.99%	1,986
2012*	10.000000	9.968791	-0.31%	4,309
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	36.333309	47.212400	29.94%	42,636
2018	42.442950	36.333309	-14.39%	54,654
2017	31.495987	42.442950	34.76%	59,132
2016	31.911521	31.495987	-1.30%	66,120
2015	31.139232	31.911521	2.48%	82,003
2014	30.866879	31.139232	0.88%	97,133
2013	24.589040	30.866879	25.53%	7,343
2012	20.566853	24.589040	19.56%	7,376
2011	22.745144	20.566853	-9.58%	7,780
2010	19.886761	22.745144	14.37%	10,253
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	10.146640	11.093753	9.33%	6,926
2018	10.753467	10.146640	-5.64%	7,906
2017	10.258954	10.753467	4.82%	8,894
2016	9.766136	10.258954	5.05%	14,348
2015	10.132234	9.766136	-3.61%	61,405
2014	10.000942	10.132234	1.31%	46,176
2013	10.154557	10.000942	-1.51%	65,361
2012*	10.000000	10.154557	1.55%	59,523
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	28.799363	37.503296	30.22%	318,134
2018	31.703444	28.799363	-9.16%	375,166
2017	27.496938	31.703444	15.30%	437,012
2016	24.992254	27.496938	10.02%	526,567
2015	24.521168	24.992254	1.92%	627,127
2014	22.469491	24.521168	9.13%	740,308
2013	17.293862	22.469491	29.93%	780,116
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	39.961755	49.825481	24.68%	48,658
2018	45.191918	39.961755	-11.57%	55,067
2017	40.133466	45.191918	12.60%	64,767
2016	34.501906	40.133466	16.32%	82,149
2015	37.168245	34.501906	-7.17%	96,022
2014	33.675868	37.168245	10.37%	106,208
2013	24.226087	33.675868	39.01%	111,482
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	15.224312	18.326673	20.38%	36,493
2018	16.288345	15.224312	-6.53%	45,692
2017	13.931596	16.288345	16.92%	65,837
2016	14.464707	13.931596	-3.69%	102,953
2015	15.965561	14.464707	-9.40%	159,636
2014	17.048949	15.965561	-6.35%	195,064
2013	13.783255	17.048949	23.69%	208,088
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.901090	14.180108	9.91%	10,263
2018	13.334010	12.901090	-3.25%	11,558
2017	12.644255	13.334010	5.46%	18,095
2016	11.008964	12.644255	14.85%	24,365
2015	11.911916	11.008964	-7.58%	46,953
2014	11.825257	11.911916	0.73%	51,069
2013	10.826150	11.825257	9.23%	47,683
2012*	10.000000	10.826150	8.26%	12,199
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.710824	22.785994	36.35%	27,815
2018	16.916186	16.710824	-1.21%	24,306
2017	13.485385	16.916186	25.44%	18,877
2016	12.855627	13.485385	4.90%	18,985
2015	13.803004	12.855627	-6.86%	27,657
2014	12.944900	13.803004	6.63%	34,743
2013	10.078253	12.944900	28.44%	31,757
2012*	10.000000	10.078253	0.78%	19,328
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	29.140569	35.221411	20.87%	2,914
2018	29.354822	29.140569	-0.73%	2,499
2017	25.136786	29.354822	16.78%	5,691
2016	24.374565	25.136786	3.13%	5,747
2015	24.557325	24.374565	-0.74%	6,200
2014	22.952139	24.557325	6.99%	7,513
2013	19.381125	22.952139	18.43%	8,447
2012	17.294055	19.381125	12.07%	9,911
2011	17.260958	17.294055	0.19%	10,842
2010	16.150346	17.260958	6.88%	12,700
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	44.490404	60.185942	35.28%	85,270
2018	44.250304	44.490404	0.54%	109,091
2017	34.434579	44.250304	28.51%	149,518
2016	34.170332	34.434579	0.77%	179,348
2015	30.881449	34.170332	10.65%	206,570
2014	28.801846	30.881449	7.22%	242,692
2013	22.261226	28.801846	29.38%	251,749
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.992662	34.346541	43.15%	17,089
2018	24.054667	23.992662	-0.26%	23,318
2017	16.791786	24.054667	43.25%	24,871
2016	14.919967	16.791786	12.55%	17,493
2015	14.423477	14.919967	3.44%	36,391
2014	13.343943	14.423477	8.09%	35,810
2013	9.970499	13.343943	33.83%	38,016
2012*	10.000000	9.970499	-0.30%	18,615
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	27.734388	34.737209	25.25%	14,472
2018	33.063601	27.734388	-16.12%	17,624
2017	25.570288	33.063601	29.30%	23,662
2016	27.726728	25.570288	-7.78%	27,504
2015	30.757342	27.726728	-9.85%	30,703
2014	35.398964	30.757342	-13.11%	33,859
2013	31.335568	35.398964	12.97%	42,408
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.494780	23.035041	39.65%	17,749
2018	16.979338	16.494780	-2.85%	14,059
2017	13.596154	16.979338	24.88%	10,017
2016	12.641599	13.596154	7.55%	11,409
2015	13.069092	12.641599	-3.27%	15,553
2014	14.292266	13.069092	-8.56%	17,901
2013	10.238380	14.292266	39.59%	16,886
2012*	10.000000	10.238380	2.38%	2,796
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	32.810230	42.002548	28.02%	372,970
2018	37.029118	32.810230	-11.39%	455,277
2017	31.920916	37.029118	16.00%	516,830
2016	28.381463	31.920916	12.47%	617,538
2015	28.982349	28.381463	-2.07%	754,378
2014	26.605168	28.982349	8.94%	874,805
2013	19.849130	26.605168	34.04%	910,499
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.869008	8.69%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.224748	22.636626	24.21%	219,519
2018	20.424056	18.224748	-10.77%	255,222
2017	16.291646	20.424056	25.37%	292,583
2016	15.871014	16.291646	2.65%	304,136
2015	15.101235	15.871014	5.10%	370,882
2014	15.105813	15.101235	-0.03%	391,149
2013	11.972877	15.105813	26.17%	362,854
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.842812	17.720458	37.98%	20,467
2018	12.918661	12.842812	-0.59%	25,043
2017	10.201733	12.918661	26.63%	43,884
2016	9.750484	10.201733	4.63%	45,036
2015*	10.000000	9.750484	-2.50%	48,034
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	14.254248	15.585384	9.34%	18,046
2018	14.553508	14.254248	-2.06%	17,506
2017	13.902832	14.553508	4.68%	19,128
2016	13.285604	13.902832	4.65%	27,534
2015	13.552959	13.285604	-1.97%	34,303
2014	12.746327	13.552959	6.33%	40,879
2013	12.969860	12.746327	-1.72%	43,439
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
129

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	24.697762	27.873043	12.86%	365
2018	26.880276	24.697762	-8.12%	365
2017	24.813672	26.880276	8.33%	365
2016	22.699779	24.813672	9.31%	365
2015	23.236956	22.699779	-2.31%	365
2014	22.846929	23.236956	1.71%	365
2013	25.330782	22.846929	-9.81%	378
2012	21.739937	25.330782	16.52%	378
2011	20.575707	21.739937	5.66%	553
2010	18.967320	20.575707	8.48%	1,367
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.164537	22.265335	22.58%	23,840
2018	19.798859	18.164537	-8.25%	30,409
2017	17.042865	19.798859	16.17%	39,789
2016	15.531504	17.042865	9.73%	45,200
2015	16.925236	15.531504	-8.23%	48,128
2014	17.482977	16.925236	-3.19%	51,438
2013	13.406784	17.482977	30.40%	49,683
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	17.201856	20.537919	19.39%	17,767,000
2018	18.315015	17.201856	-6.08%	20,518,419
2017	16.000522	18.315015	14.47%	23,694,838
2016	14.849732	16.000522	7.75%	26,386,849
2015	14.876089	14.849732	-0.18%	28,158,210
2014	14.333814	14.876089	3.78%	29,472,567
2013	11.761815	14.333814	21.87%	30,398,117
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.919041	12.840362	7.73%	7,814,444
2018	12.189307	11.919041	-2.22%	9,228,905
2017	11.947024	12.189307	2.03%	9,870,124
2016	11.773591	11.947024	1.47%	9,850,011
2015	11.938142	11.773591	-1.38%	10,603,557
2014	11.504300	11.938142	3.77%	10,806,227
2013	11.945598	11.504300	-3.69%	10,878,758
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
130

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	19.022635	25.343648	33.23%	282,202
2018	21.247212	19.022635	-10.47%	335,001
2017	16.411534	21.247212	29.47%	383,852
2016	16.570921	16.411534	-0.96%	445,554
2015	15.734209	16.570921	5.32%	498,087
2014	15.630348	15.734209	0.66%	561,259
2013	12.291636	15.630348	27.16%	584,724
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	21.170405	27.264896	28.79%	473,744
2018	21.559589	21.170405	-1.81%	557,327
2017	17.065869	21.559589	26.33%	672,738
2016	15.829159	17.065869	7.81%	801,464
2015	15.046269	15.829159	5.20%	950,293
2014	14.085094	15.046269	6.82%	1,077,342
2013	10.993629	14.085094	28.12%	1,144,837
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.441755	21.666459	24.22%	5,170,270
2018	18.039988	17.441755	-3.32%	5,923,488
2017	14.967386	18.039988	20.53%	7,189,984
2016	13.629860	14.967386	9.81%	8,565,009
2015	13.640203	13.629860	-0.08%	9,422,763
2014	12.518558	13.640203	8.96%	10,126,977
2013	9.524179	12.518558	31.44%	11,011,611
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.682451	18.002549	7.91%	448,371
2018	17.282878	16.682451	-3.47%	562,573
2017	16.442359	17.282878	5.11%	571,623
2016	15.309363	16.442359	7.40%	568,389
2015	15.948421	15.309363	-4.01%	625,706
2014	15.530801	15.948421	2.69%	651,484
2013	15.890146	15.530801	-2.26%	645,794
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
131

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	29.742341	37.340093	25.55%	212,556
2018	32.516002	29.742341	-8.53%	233,132
2017	27.949469	32.516002	16.34%	266,595
2016	24.047691	27.949469	16.23%	320,240
2015	26.022987	24.047691	-7.59%	384,826
2014	24.168378	26.022987	7.67%	406,472
2013	18.070541	24.168378	33.74%	437,173
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.104953	10.646588	5.36%	0
2018*	10.000000	10.104953	1.05%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.140168	26.245827	13.42%	35,948
2018	24.134655	23.140168	-4.12%	47,091
2017	22.869387	24.134655	5.53%	52,234
2016	20.265831	22.869387	12.85%	55,174
2015	21.050455	20.265831	-3.73%	76,772
2014	20.765745	21.050455	1.37%	83,690
2013	19.619773	20.765745	5.84%	11,936
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.878142	21.370002	26.61%	60,304
2018	17.975725	16.878142	-6.11%	77,726
2017	14.575396	17.975725	23.33%	86,895
2016	12.985771	14.575396	12.24%	113,678
2015	13.295423	12.985771	-2.33%	123,337
2014	12.622173	13.295423	5.33%	133,814
2013	8.896205	12.622173	41.88%	141,785
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.598109	13.916383	31.31%	618,252
2018	12.867017	10.598109	-17.63%	712,262
2017	10.368566	12.867017	24.10%	767,255
2016	10.754701	10.368566	-3.59%	918,394
2015	10.951496	10.754701	-1.80%	1,070,024
2014	11.230744	10.951496	-2.49%	1,229,740
2013	9.383592	11.230744	19.68%	1,171,002
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
132

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	29.588011	37.736115	27.54%	246,913
2018	30.017386	29.588011	-1.43%	288,655
2017	25.253129	30.017386	18.87%	347,485
2016	22.981833	25.253129	9.88%	413,936
2015	23.096328	22.981833	-0.50%	497,702
2014	20.895881	23.096328	10.53%	598,408
2013	16.162472	20.895881	29.29%	601,445
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	14.100444	17.277952	22.53%	66,192
2018	15.982846	14.100444	-11.78%	75,227
2017	13.496191	15.982846	18.42%	85,181
2016	12.599046	13.496191	7.12%	89,656
2015	12.973144	12.599046	-2.88%	88,488
2014	12.559301	12.973144	3.30%	90,738
2013	9.812976	12.559301	27.99%	89,809
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.501284	15.505293	14.84%	5,324,218
2018	14.567286	13.501284	-7.32%	6,221,707
2017	13.151370	14.567286	10.77%	7,152,648
2016	12.538101	13.151370	4.89%	7,913,293
2015	12.819763	12.538101	-2.20%	9,148,820
2014	12.434537	12.819763	3.10%	9,739,962
2013	10.971118	12.434537	13.34%	10,311,255
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	14.049013	16.698321	18.86%	12,588,905
2018	15.476198	14.049013	-9.22%	14,315,270
2017	13.518988	15.476198	14.48%	16,359,900
2016	12.742843	13.518988	6.09%	18,174,799
2015	13.064675	12.742843	-2.46%	20,442,657
2014	12.623676	13.064675	3.49%	20,674,321
2013	10.532766	12.623676	19.85%	21,534,814
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
133

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.413160	13.579727	9.40%	2,522,891
2018	12.894265	12.413160	-3.73%	2,862,486
2017	12.264060	12.894265	5.14%	3,320,031
2016	11.859292	12.264060	3.41%	3,613,940
2015	12.085949	11.859292	-1.88%	3,723,331
2014	11.831794	12.085949	2.15%	3,918,954
2013	11.406770	11.831794	3.73%	4,127,867
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.275995	12.690394	12.54%	24,145
2018	12.268198	11.275995	-8.09%	31,422
2017	10.813782	12.268198	13.45%	29,990
2016	10.363390	10.813782	4.35%	15,472
2015	10.954322	10.363390	-5.39%	16,104
2014	10.836834	10.954322	1.08%	13,430
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.571843	13.202086	14.09%	46,493
2018	12.598315	11.571843	-8.15%	46,627
2017	10.819573	12.598315	16.44%	32,258
2016	10.304924	10.819573	4.99%	15,741
2015	10.959248	10.304924	-5.97%	12,123
2014	10.975511	10.959248	-0.15%	10,384
2013*	10.000000	10.975511	9.76%	2,906
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.832436	16.154317	16.79%	9,516,465
2018	15.061604	13.832436	-8.16%	10,752,305
2017	13.368844	15.061604	12.66%	12,506,999
2016	12.670096	13.368844	5.51%	14,409,163
2015	12.955579	12.670096	-2.20%	16,008,325
2014	12.533509	12.955579	3.37%	17,013,899
2013	10.762993	12.533509	16.45%	17,956,622
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
134

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	14.047477	16.972912	20.83%	1,051,357
2018	15.704238	14.047477	-10.55%	1,184,434
2017	13.455170	15.704238	16.72%	1,312,408
2016	12.650899	13.455170	6.36%	1,548,005
2015	12.993982	12.650899	-2.64%	2,045,353
2014	12.571666	12.993982	3.36%	2,224,277
2013	10.233532	12.571666	22.85%	2,439,771
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.241451	14.961128	12.99%	3,014,361
2018	14.066362	13.241451	-5.86%	3,472,087
2017	12.949443	14.066362	8.63%	3,890,671
2016	12.358450	12.949443	4.78%	4,547,728
2015	12.636825	12.358450	-2.20%	5,030,824
2014	12.282434	12.636825	2.89%	5,340,318
2013	11.169980	12.282434	9.96%	5,676,423
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.393241	16.004261	11.19%	767,433
2018	17.271425	14.393241	-16.66%	811,159
2017	14.237352	17.271425	21.31%	861,481
2016	14.243671	14.237352	-0.04%	1,044,396
2015	14.994609	14.243671	-5.01%	1,127,206
2014	16.514477	14.994609	-9.20%	1,207,317
2013	13.911205	16.514477	18.71%	1,148,859
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.812523	13.766734	7.45%	412,291
2018	13.052192	12.812523	-1.84%	485,825
2017	12.673918	13.052192	2.98%	514,573
2016	12.209832	12.673918	3.80%	565,765
2015	12.461605	12.209832	-2.02%	648,505
2014	12.043098	12.461605	3.48%	778,293
2013	12.448172	12.043098	-3.25%	725,842
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
135

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	31.703841	38.442305	21.25%	20,755
2018	38.951753	31.703841	-18.61%	22,242
2017	27.901948	38.951753	39.60%	25,849
2016	26.261721	27.901948	6.25%	30,202
2015	31.715737	26.261721	-17.20%	33,192
2014	34.035014	31.715737	-6.81%	36,443
2013	34.283888	34.035014	-0.73%	300
2012	29.646544	34.283888	15.64%	300
2011	38.746446	29.646544	-23.49%	454
2010	33.815985	38.746446	14.58%	483
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.229560	13.897420	5.05%	781,563
2018	13.390741	13.229560	-1.20%	926,482
2017	13.269527	13.390741	0.91%	1,040,757
2016	13.324658	13.269527	-0.41%	1,078,692
2015	13.494346	13.324658	-1.26%	1,212,680
2014	13.054852	13.494346	3.37%	1,399,106
2013	13.764967	13.054852	-5.16%	1,463,255
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.858834	9.919066	0.61%	2,308,048
2018	9.837354	9.858834	0.22%	2,565,326
2017	9.909723	9.837354	-0.73%	2,950,036
2016	10.023926	9.909723	-1.14%	3,094,334
2015	10.140543	10.023926	-1.15%	3,480,548
2014	10.258510	10.140543	-1.15%	3,644,159
2013	10.377853	10.258510	-1.15%	4,072,487
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	9.089393	10.684210	17.55%	75,220
2018	10.793413	9.089393	-15.79%	96,375
2017	8.592293	10.793413	25.62%	123,517
2016	8.637247	8.592293	-0.52%	152,119
2015	9.028520	8.637247	-4.33%	170,089
2014	9.199775	9.028520	-1.86%	163,000
2013	7.916447	9.199775	16.21%	150,517
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
136

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	10.087724	12.085909	19.81%	61,614
2018	11.884646	10.087724	-15.12%	65,553
2017	9.660025	11.884646	23.03%	68,659
2016	9.721257	9.660025	-0.63%	78,307
2015	9.972865	9.721257	-2.52%	83,826
2014	10.754329	9.972865	-7.27%	77,017
2013	8.990410	10.754329	19.62%	68,543
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	28.294948	34.607305	22.31%	217,520
2018	31.406973	28.294948	-9.91%	242,262
2017	26.827228	31.406973	17.07%	330,764
2016	24.791306	26.827228	8.21%	358,958
2015	25.332564	24.791306	-2.14%	428,700
2014	24.410332	25.332564	3.78%	425,468
2013	19.406489	24.410332	25.78%	449,801
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.790251	19.143380	14.01%	2,512,074
2018	17.852396	16.790251	-5.95%	2,630,286
2017	16.250688	17.852396	9.86%	2,883,554
2016	15.464566	16.250688	5.08%	3,161,769
2015	15.671697	15.464566	-1.32%	3,389,956
2014	15.158944	15.671697	3.38%	3,467,480
2013	13.520328	15.158944	12.12%	3,563,834
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.669523	23.320412	18.56%	4,872,186
2018	21.276316	19.669523	-7.55%	5,512,912
2017	18.746995	21.276316	13.49%	6,063,989
2016	17.602214	18.746995	6.50%	6,989,245
2015	17.902199	17.602214	-1.68%	7,334,968
2014	17.213315	17.902199	4.00%	7,636,976
2013	14.572666	17.213315	18.12%	7,623,981
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
137

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	15.221855	16.481211	8.27%	1,971,937
2018	15.682719	15.221855	-2.94%	2,128,769
2017	15.011613	15.682719	4.47%	2,505,897
2016	14.564788	15.011613	3.07%	2,705,088
2015	14.695321	14.564788	-0.89%	2,910,221
2014	14.309590	14.695321	2.70%	3,168,528
2013	13.808862	14.309590	3.63%	3,599,578
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.358351	12.687149	11.70%	20,664
2018	12.176209	11.358351	-6.72%	20,880
2017	10.801883	12.176209	12.72%	9,789
2016	10.337192	10.801883	4.50%	91,427
2015	10.807752	10.337192	-4.35%	93,897
2014	10.671417	10.807752	1.28%	89,302
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.661195	13.284778	13.92%	54,794
2018	12.557899	11.661195	-7.14%	58,963
2017	10.861216	12.557899	15.62%	40,656
2016	10.273175	10.861216	5.72%	1,345
2015	10.820654	10.273175	-5.06%	1,364
2014	10.759988	10.820654	0.56%	569
2013*	10.000000	10.759988	7.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	21.962509	25.562376	16.39%	7,794,479
2018	23.557485	21.962509	-6.77%	9,153,168
2017	21.102865	23.557485	11.63%	10,305,446
2016	19.924520	21.102865	5.91%	11,765,558
2015	20.224004	19.924520	-1.48%	13,499,194
2014	19.451473	20.224004	3.97%	14,898,496
2013	16.872314	19.451473	15.29%	15,805,772
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
138

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	25.677034	30.922114	20.43%	2,808,032
2018	28.152661	25.677034	-8.79%	3,438,950
2017	24.408297	28.152661	15.34%	4,030,213
2016	22.761033	24.408297	7.24%	4,603,410
2015	23.195107	22.761033	-1.87%	5,337,089
2014	22.356717	23.195107	3.75%	5,915,047
2013	18.481146	22.356717	20.97%	6,520,226
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	18.603051	20.868550	12.18%	2,434,066
2018	19.550246	18.603051	-4.84%	2,769,886
2017	18.109008	19.550246	7.96%	3,216,168
2016	17.330765	18.109008	4.49%	3,621,572
2015	17.537747	17.330765	-1.18%	3,979,392
2014	16.938973	17.537747	3.53%	4,291,979
2013	15.508419	16.938973	9.22%	4,729,773
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.484226	4.84%	1,053
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.785389	7.85%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	18.430804	23.724360	28.72%	218,267
2018	19.292821	18.430804	-4.47%	243,782
2017	15.026794	19.292821	28.39%	307,981
2016	14.904528	15.026794	0.82%	380,057
2015	14.620369	14.904528	1.94%	460,900
2014	13.427775	14.620369	8.88%	537,423
2013	10.106069	13.427775	32.87%	563,298
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
139

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	29.287812	39.759218	35.75%	230,485
2018	30.094108	29.287812	-2.68%	262,260
2017	23.958145	30.094108	25.61%	316,385
2016	23.456331	23.958145	2.14%	388,747
2015	22.637536	23.456331	3.62%	438,382
2014	21.094704	22.637536	7.31%	509,101
2013	15.658311	21.094704	34.72%	587,953
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	24.494329	30.673154	25.23%	247,031
2018	27.373243	24.494329	-10.52%	287,626
2017	25.536111	27.373243	7.19%	347,026
2016	21.488963	25.536111	18.83%	382,161
2015	22.749450	21.488963	-5.54%	490,308
2014	20.375888	22.749450	11.65%	523,493
2013	15.654684	20.375888	30.16%	593,461
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	40.734220	50.594527	24.21%	58,670
2018	46.505004	40.734220	-12.41%	63,344
2017	40.632983	46.505004	14.45%	73,286
2016	34.171304	40.632983	18.91%	78,416
2015	35.467680	34.171304	-3.66%	95,959
2014	32.791237	35.467680	8.16%	106,405
2013	24.932794	32.791237	31.52%	110,161
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	15.455992	17.762073	14.92%	224,061
2018	18.916023	15.455992	-18.29%	245,353
2017	15.616337	18.916023	21.13%	279,332
2016	15.047914	15.616337	3.78%	350,116
2015	16.082691	15.047914	-6.43%	372,389
2014	18.012939	16.082691	-10.72%	359,528
2013	15.053686	18.012939	19.66%	386
2012	13.011087	15.053686	15.70%	386
2011	15.746802	13.011087	-17.37%	386
2010	15.043154	15.746802	4.68%	386
140

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.978627	18.522536	23.66%	108,836
2018	17.180002	14.978627	-12.81%	124,843
2017	15.196797	17.180002	13.05%	137,228
2016	13.247487	15.196797	14.71%	157,297
2015	13.878543	13.247487	-4.55%	178,646
2014	12.735469	13.878543	8.98%	195,282
2013	9.541471	12.735469	33.47%	220,235
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.993158	23.251775	22.42%	255,179
2018	22.126129	18.993158	-14.16%	288,061
2017	19.661842	22.126129	12.53%	330,038
2016	16.914135	19.661842	16.25%	391,704
2015	17.619336	16.914135	-4.00%	475,585
2014	15.231863	17.619336	15.67%	564,456
2013	11.357084	15.231863	34.12%	579,132
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	27.911829	37.351687	33.82%	22,513
2018	30.766229	27.911829	-9.28%	23,262
2017	24.969114	30.766229	23.22%	27,445
2016	23.375200	24.969114	6.82%	32,992
2015	23.522555	23.375200	-0.63%	36,343
2014	23.207171	23.522555	1.36%	38,573
2013	16.309138	23.207171	42.30%	41,284
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	35.839508	42.049114	17.33%	15,497
2018	43.750345	35.839508	-18.08%	16,820
2017	40.695741	43.750345	7.51%	17,978
2016	32.773322	40.695741	24.17%	19,071
2015	35.379738	32.773322	-7.37%	23,963
2014	33.523407	35.379738	5.54%	29,803
2013	24.219631	33.523407	38.41%	32,751
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
141

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	35.317881	43.763138	23.91%	33,052
2018	40.991876	35.317881	-13.84%	37,048
2017	36.632273	40.991876	11.90%	44,925
2016	30.240076	36.632273	21.14%	52,116
2015	31.182839	30.240076	-3.02%	63,923
2014	31.371196	31.182839	-0.60%	72,165
2013	22.579731	31.371196	38.94%	77,069
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.846014	22.235572	24.60%	414,156
2018	19.181710	17.846014	-6.96%	461,864
2017	16.393765	19.181710	17.01%	560,124
2016	15.061419	16.393765	8.85%	668,319
2015	15.300656	15.061419	-1.56%	810,065
2014	14.006605	15.300656	9.24%	967,081
2013	10.226827	14.006605	36.96%	974,583
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	14.075903	18.150177	28.95%	55,538
2018	14.842743	14.075903	-5.17%	65,382
2017	14.145939	14.842743	4.93%	84,050
2016	13.351815	14.145939	5.95%	96,469
2015	14.317576	13.351815	-6.75%	117,515
2014	11.262367	14.317576	27.13%	142,751
2013	11.093835	11.262367	1.52%	174,650
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.206131	20.960197	29.33%	95,910
2018	17.235668	16.206131	-5.97%	97,597
2017	14.382933	17.235668	19.83%	91,857
2016	13.061331	14.382933	10.12%	91,096
2015	13.089868	13.061331	-0.22%	90,611
2014	11.710717	13.089868	11.78%	103,960
2013*	10.000000	11.710717	17.11%	15,481
142

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.640381	10.947917	2.89%	314,823
2018	10.677261	10.640381	-0.35%	362,476
2017	10.633224	10.677261	0.41%	386,933
2016	10.495092	10.633224	1.32%	421,646
2015	10.653524	10.495092	-1.49%	515,109
2014	10.724502	10.653524	-0.66%	535,152
2013	10.837845	10.724502	-1.05%	500,943
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.449950	17.849018	23.52%	12,687
2018	16.489473	14.449950	-12.37%	12,748
2017	14.609064	16.489473	12.87%	18,198
2016	12.226748	14.609064	19.48%	16,262
2015	13.003827	12.226748	-5.98%	13,876
2014	12.582420	13.003827	3.35%	9,027
2013*	10.000000	12.582420	25.82%	6,646
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	17.521481	23.700330	35.26%	286,886
2018	19.070560	17.521481	-8.12%	347,824
2017	15.128127	19.070560	26.06%	427,696
2016	14.429845	15.128127	4.84%	538,917
2015	14.648357	14.429845	-1.49%	619,187
2014	14.287313	14.648357	2.53%	719,466
2013	10.427761	14.287313	37.01%	691,725
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	13.960588	17.620661	26.22%	0
2018	17.006921	13.960588	-17.91%	0
2017	13.572382	17.006921	25.31%	67
2016	13.983757	13.572382	-2.94%	0
2015	13.933544	13.983757	0.36%	0
2014	14.572781	13.933544	-4.39%	0
2013	12.511070	14.572781	16.48%	0
2012	10.682829	12.511070	17.11%	0
2011	12.327064	10.682829	-13.34%	0
2010	10.220352	12.327064	20.61%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	36.445138	47.727735	30.96%	1,014
2018	39.459338	36.445138	-7.64%	1,050
2017	32.045735	39.459338	23.13%	1,114
2016	31.122324	32.045735	2.97%	1,178
2015	31.174254	31.122324	-0.17%	1,729
143

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.738762	11.006621	2.49%	504,683
2018	10.754591	10.738762	-0.15%	608,268
2017	10.783265	10.754591	-0.27%	715,157
2016	10.776974	10.783265	0.06%	755,620
2015	10.882343	10.776974	-0.97%	810,343
2014	10.942194	10.882343	-0.55%	919,112
2013	11.001623	10.942194	-0.54%	948,214
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	29.821368	37.108929	24.44%	28,718
2018	32.002691	29.821368	-6.82%	29,528
2017	27.336078	32.002691	17.07%	31,947
2016	25.170871	27.336078	8.60%	32,466
2015	25.582310	25.170871	-1.61%	44,558
2014	23.445821	25.582310	9.11%	45,173
2013	17.236872	23.445821	36.02%	68,945
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.967710	12.114771	10.46%	13,301
2018	11.735218	10.967710	-6.54%	14,747
2017	10.470564	11.735218	12.08%	14,035
2016	9.381376	10.470564	11.61%	17,988
2015	10.450730	9.381376	-10.23%	23,519
2014	10.524441	10.450730	-0.70%	51,864
2013	10.635249	10.524441	-1.04%	63,504
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.635048	12.296846	5.69%	13,772
2018	12.271013	11.635048	-5.18%	19,094
2017	11.210014	12.271013	9.46%	20,983
2016	11.020101	11.210014	1.72%	25,603
2015	12.010066	11.020101	-8.24%	26,008
2014	12.113330	12.010066	-0.85%	28,913
2013	13.115558	12.113330	-7.64%	29,975
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
144

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.493435	11.807049	2.73%	972,722
2018	11.600379	11.493435	-0.92%	1,177,112
2017	11.589833	11.600379	0.09%	1,273,824
2016	11.573261	11.589833	0.14%	1,380,152
2015	11.683511	11.573261	-0.94%	1,478,292
2014	11.731651	11.683511	-0.41%	1,606,690
2013	11.895761	11.731651	-1.38%	1,549,247
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.060480	11.834983	7.00%	383,620
2018	11.261373	11.060480	-1.78%	495,238
2017	10.868481	11.261373	3.61%	493,871
2016	10.717682	10.868481	1.41%	490,044
2015	10.806099	10.717682	-0.82%	534,841
2014	10.494450	10.806099	2.97%	588,845
2013	10.839073	10.494450	-3.18%	572,913
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.199083	13.147119	28.90%	11,961
2018	11.275548	10.199083	-9.55%	13,104
2017*	10.000000	11.275548	12.76%	11,673
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.551660	18.317786	35.17%	7,863
2018	13.391484	13.551660	1.20%	8,775
2017	10.348726	13.391484	29.40%	5,244
2016*	10.000000	10.348726	3.49%	5,980
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	17.905997	22.152184	23.71%	1,171
2018	22.396267	17.905997	-20.05%	2,342
2017	17.898565	22.396267	25.13%	0
2016	18.561598	17.898565	-3.57%	0
2015	18.751265	18.561598	-1.01%	0
2014	20.348585	18.751265	-7.85%	0
2013	16.073335	20.348585	26.60%	0
2012	13.337649	16.073335	20.51%	0
2011	16.243221	13.337649	-17.89%	0
2010	14.934733	16.243221	8.76%	1,316
145

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	35.434142	45.054772	27.15%	35,910
2018	35.543945	35.434142	-0.31%	38,900
2017	28.243797	35.543945	25.85%	40,918
2016	32.000556	28.243797	-11.74%	37,813
2015	28.783452	32.000556	11.18%	57,267
2014	22.189717	28.783452	29.72%	62,253
2013	14.914208	22.189717	48.78%	55,998
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.348808	5.897768	10.26%	12,427
2018	7.560210	5.348808	-29.25%	13,371
2017	7.801719	7.560210	-3.10%	14,672
2016	5.503148	7.801719	41.77%	15,192
2015	8.387716	5.503148	-34.39%	9,012
2014	10.520797	8.387716	-20.27%	8,312
2013	9.649712	10.520797	9.03%	18,737
2012*	10.000000	9.649712	-3.50%	13,140
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.482363	6.062527	10.58%	10,011
2018	7.733308	5.482363	-29.11%	10,598
2017	7.958170	7.733308	-2.83%	11,736
2016	5.601898	7.958170	42.06%	14,940
2015	8.515254	5.601898	-34.21%	18,096
2014	10.648674	8.515254	-20.03%	20,568
2013	9.745932	10.648674	9.26%	29,409
2012*	10.000000	9.745932	-2.54%	39,062
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	22.388934	28.413584	26.91%	134
2018	26.126349	22.388934	-14.31%	144
2017	20.900086	26.126349	25.01%	157
2016	20.349836	20.900086	2.70%	169
2015	21.248215	20.349836	-4.23%	402
2014	19.505909	21.248215	8.93%	1,286
2013	14.733816	19.505909	32.39%	1,788
2012	12.818844	14.733816	14.94%	2,773
2011	13.917887	12.818844	-7.90%	2,360
2010	12.532630	13.917887	11.05%	2,361
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.805477	8.05%	0
146

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.888198	38.114109	23.39%	34,985
2018	30.845782	30.888198	0.14%	35,068
2017	24.792668	30.845782	24.41%	45,232
2016	23.277094	24.792668	6.51%	54,126
2015	24.246816	23.277094	-4.00%	66,920
2014	24.998295	24.246816	-3.01%	69,846
2013	16.833485	24.998295	48.50%	60,473
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
147

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	9.767200	10.794354	10.52%	0
2018	10.995156	9.767200	-11.17%	0
2017	10.027490	10.995156	9.65%	0
2016	10.114497	10.027490	-0.86%	0
2015	10.685912	10.114497	-5.35%	0
2014	10.692939	10.685912	-0.07%	0
2013	9.961292	10.692939	7.34%	0
2012*	10.000000	9.961292	-0.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	13.148524	15.586837	18.54%	0
2018	14.565383	13.148524	-9.73%	0
2017	12.804675	14.565383	13.75%	0
2016	12.019859	12.804675	6.53%	0
2015	12.357446	12.019859	-2.73%	0
2014	11.790377	12.357446	4.81%	0
2013	9.134292	11.790377	29.08%	0
2012	8.124647	9.134292	12.43%	0
2011	7.986435	8.124647	1.73%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.512637	8.414255	12.00%	0
2018*	10.000000	7.512637	-24.87%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	14.889914	17.121450	14.99%	0
2018	18.335061	14.889914	-18.79%	0
2017	16.939718	18.335061	8.24%	0
2016	14.152872	16.939718	19.69%	0
2015	15.649212	14.152872	-9.56%	0
2014	14.978356	15.649212	4.48%	0
2013	11.347589	14.978356	32.00%	0
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	8.364785	8.735997	4.44%	0
2018	8.977492	8.364785	-6.82%	0
2017	9.028709	8.977492	-0.57%	0
2016	9.017992	9.028709	0.12%	0
2015	9.641619	9.017992	-6.47%	0
2014	9.732690	9.641619	-0.94%	0
2013	11.089221	9.732690	-12.23%	0
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
148

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	12.680723	15.048883	18.68%	0
2018	14.251332	12.680723	-11.02%	0
2017	12.351527	14.251332	15.38%	0
2016	11.376306	12.351527	8.57%	0
2015	12.613114	11.376306	-9.81%	0
2014	11.708447	12.613114	7.73%	0
2013	9.011167	11.708447	29.93%	0
2012	8.210288	9.011167	9.75%	0
2011	8.322762	8.210288	-1.35%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	17.794960	22.013415	23.71%	0
2018	21.324656	17.794960	-16.55%	0
2017	19.946149	21.324656	6.91%	0
2016	16.946395	19.946149	17.70%	0
2015	17.954633	16.946395	-5.62%	0
2014	16.106579	17.954633	11.47%	0
2013	12.928986	16.106579	24.58%	0
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	11.902091	13.440810	12.93%	0
2018	13.431988	11.902091	-11.39%	0
2017	12.316128	13.431988	9.06%	0
2016	12.370469	12.316128	-0.44%	0
2015	13.029910	12.370469	-5.06%	0
2014	13.329493	13.029910	-2.25%	0
2013	12.147998	13.329493	9.73%	0
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	16.086972	18.854371	17.20%	0
2018	18.433570	16.086972	-12.73%	0
2017	17.098496	18.433570	7.81%	0
2016	14.179228	17.098496	20.59%	0
2015	15.138203	14.179228	-6.33%	0
2014	15.016379	15.138203	0.81%	0
2013	11.127340	15.016379	34.95%	0
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
149

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	14.595132	18.249181	25.04%	0
2018	15.999614	14.595132	-8.78%	0
2017	13.762068	15.999614	16.26%	0
2016	12.875559	13.762068	6.89%	0
2015	13.310458	12.875559	-3.27%	0
2014	12.271380	13.310458	8.47%	0
2013	9.715388	12.271380	26.31%	0
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	13.531650	17.592671	30.01%	0
2018	15.192843	13.531650	-10.93%	0
2017	12.471604	15.192843	21.82%	0
2016	12.081010	12.471604	3.23%	0
2015	12.948985	12.081010	-6.70%	0
2014	12.522487	12.948985	3.41%	0
2013	10.806976	12.522487	15.87%	0
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	10.056600	11.716993	16.51%	0
2018	12.996116	10.056600	-22.62%	0
2017	10.894763	12.996116	19.29%	0
2016	9.726194	10.894763	12.01%	0
2015	10.404522	9.726194	-6.52%	0
2014	10.707972	10.404522	-2.83%	0
2013	7.532969	10.707972	42.15%	0
2012	6.533452	7.532969	15.30%	0
2011	7.926868	6.533452	-17.58%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.217646	10.300416	11.75%	0
2018	10.014431	9.217646	-7.96%	0
2017*	10.000000	10.014431	0.14%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	11.701908	14.333018	22.48%	0
2018	14.695430	11.701908	-20.37%	0
2017	13.709777	14.695430	7.19%	0
2016	10.904343	13.709777	25.73%	0
2015	12.156287	10.904343	-10.30%	0
2014	12.001765	12.156287	1.29%	0
2013*	10.000000	12.001765	20.02%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.957698	10.301308	15.00%	0
2018*	10.000000	8.957698	-10.42%	0
150

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	9.150817	9.580362	4.69%	0
2018	9.619618	9.150817	-4.87%	0
2017	9.667235	9.619618	-0.49%	0
2016	9.735534	9.667235	-0.70%	0
2015	10.196591	9.735534	-4.52%	0
2014	10.271683	10.196591	-0.73%	0
2013	10.631079	10.271683	-3.38%	0
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.087614	10.020360	23.90%	0
2018*	10.000000	8.087614	-19.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	11.195387	12.427428	11.00%	0
2018	12.196587	11.195387	-8.21%	0
2017	11.273707	12.196587	8.19%	0
2016	11.170090	11.273707	0.93%	0
2015	11.709818	11.170090	-4.61%	0
2014	11.717031	11.709818	-0.06%	0
2013	10.793496	11.717031	8.56%	0
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	11.809432	13.576704	14.96%	0
2018	13.114442	11.809432	-9.95%	0
2017	11.760924	13.114442	11.51%	0
2016	11.589778	11.760924	1.48%	0
2015	12.141093	11.589778	-4.54%	0
2014	12.103975	12.141093	0.31%	0
2013	10.914762	12.103975	10.90%	0
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	12.582736	14.976588	19.02%	0
2018	14.273651	12.582736	-11.85%	0
2017	12.330200	14.273651	15.76%	0
2016	12.085540	12.330200	2.02%	0
2015	12.669441	12.085540	-4.61%	0
2014	12.612878	12.669441	0.45%	0
2013	10.832727	12.612878	16.43%	0
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	15.536965	19.560074	25.89%	0
151

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	8.639658	9.099540	5.32%	0
2018	11.978256	8.639658	-27.87%	0
2017	12.845419	11.978256	-6.75%	0
2016	10.031930	12.845419	28.05%	0
2015	13.200824	10.031930	-24.01%	0
2014	15.780586	13.200824	-16.35%	0
2013	13.254605	15.780586	19.06%	0
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	11.641477	14.190601	21.90%	0
2018	13.275648	11.641477	-12.31%	0
2017	12.287070	13.275648	8.05%	0
2016	10.883423	12.287070	12.90%	0
2015	11.851132	10.883423	-8.17%	0
2014	11.391837	11.851132	4.03%	0
2013	9.292663	11.391837	22.59%	0
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	16.917419	21.736283	28.48%	0
2018	17.721670	16.917419	-4.54%	0
2017	13.704930	17.721670	29.31%	0
2016	14.211093	13.704930	-3.56%	0
2015	13.861599	14.211093	2.52%	0
2014	13.020293	13.861599	6.46%	0
2013	9.982734	13.020293	30.43%	0
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	9.226624	9.680515	4.92%	0
2018	9.699671	9.226624	-4.88%	0
2017	9.724950	9.699671	-0.26%	0
2016	9.704962	9.724950	0.21%	0
2015	10.206664	9.704962	-4.92%	0
2014	10.076901	10.206664	1.29%	0
2013	10.729652	10.076901	-6.08%	0
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
152

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	15.121063	17.861420	18.12%	0
2018	18.505451	15.121063	-18.29%	0
2017	16.006674	18.505451	15.61%	0
2016	14.911177	16.006674	7.35%	0
2015	15.806265	14.911177	-5.66%	0
2014	15.544538	15.806265	1.68%	0
2013	11.929551	15.544538	30.30%	0
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	9.389128	11.480520	22.27%	0
2018	11.529100	9.389128	-18.56%	0
2017	9.247213	11.529100	24.68%	0
2016	10.177704	9.247213	-9.14%	0
2015	10.274275	10.177704	-0.94%	0
2014	11.683055	10.274275	-12.06%	0
2013	9.358880	11.683055	24.83%	0
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	11.738511	15.096069	28.60%	0
2018	14.840441	11.738511	-20.90%	0
2017	12.993002	14.840441	14.22%	0
2016	12.397493	12.993002	4.80%	0
2015	13.353713	12.397493	-7.16%	0
2014	13.073209	13.353713	2.15%	0
2013	10.471159	13.073209	24.85%	0
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	9.493962	10.912918	14.95%	0
2018	10.959826	9.493962	-13.37%	0
2017	10.204549	10.959826	7.40%	0
2016	9.400494	10.204549	8.55%	0
2015	10.451970	9.400494	-10.06%	0
2014	10.597072	10.451970	-1.37%	0
2013	8.927686	10.597072	18.70%	0
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
153

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.254028	12.525883	11.30%	0
2018	12.265906	11.254028	-8.25%	0
2017	11.660724	12.265906	5.19%	0
2016	10.662461	11.660724	9.36%	0
2015	11.962348	10.662461	-10.87%	0
2014	11.923431	11.962348	0.33%	0
2013	10.911805	11.923431	9.27%	0
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	14.644397	18.149376	23.93%	0
2018	16.090944	14.644397	-8.99%	0
2017	13.915703	16.090944	15.63%	0
2016	12.503056	13.915703	11.30%	0
2015	13.531289	12.503056	-7.60%	0
2014	12.977736	13.531289	4.27%	0
2013	10.434372	12.977736	24.37%	0
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	13.796166	16.716602	21.17%	0
2018	16.516568	13.796166	-16.47%	0
2017	15.562857	16.516568	6.13%	0
2016	12.463553	15.562857	24.87%	0
2015	14.033253	12.463553	-11.19%	0
2014	14.550365	14.033253	-3.55%	0
2013	11.136396	14.550365	30.66%	0
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	8.656168	10.517516	21.50%	0
2018	10.722312	8.656168	-19.27%	0
2017	7.961648	10.722312	34.67%	0
2016	7.068071	7.961648	12.64%	0
2015	9.167879	7.068071	-22.90%	0
2014*	10.000000	9.167879	-8.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.622157	9.304667	7.92%	0
2018	10.635480	8.622157	-18.93%	0
2017	9.502453	10.635480	11.92%	0
2016	9.244280	9.502453	2.79%	0
2015	10.309117	9.244280	-10.33%	0
2014	12.096765	10.309117	-14.78%	0
2013	10.257407	12.096765	17.93%	0
2012	9.047344	10.257407	13.37%	0
2011	10.556350	9.047344	-14.29%	0
154

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.488938	8.304748	-2.17%	0
2018	8.685673	8.488938	-2.27%	0
2017	8.884868	8.685673	-2.24%	0
2016	8.999175	8.884868	-1.27%	0
2015	9.806207	8.999175	-8.23%	0
2014*	10.000000	9.806207	-1.94%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	9.792312	10.511818	7.35%	0
2018	10.676358	9.792312	-8.28%	0
2017	9.841041	10.676358	8.49%	0
2016	9.833972	9.841041	0.07%	0
2015	10.887932	9.833972	-9.68%	0
2014	10.922474	10.887932	-0.32%	0
2013	10.028721	10.922474	8.91%	0
2012*	10.000000	10.028721	0.29%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.226473	9.628812	4.36%	0
2018*	10.000000	9.226473	-7.74%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.230573	8.288824	0.71%	0
2018	9.043378	8.230573	-8.99%	0
2017	9.094700	9.043378	-0.56%	0
2016	9.528524	9.094700	-4.55%	0
2015	9.755546	9.528524	-2.33%	0
2014	9.719712	9.755546	0.37%	0
2013*	10.000000	9.719712	-2.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	14.516980	18.993226	30.83%	0
2018	15.754365	14.516980	-7.85%	0
2017	12.930734	15.754365	21.84%	0
2016	13.215457	12.930734	-2.15%	0
2015	13.155620	13.215457	0.45%	0
2014	12.682127	13.155620	3.73%	0
2013	9.459508	12.682127	34.07%	0
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.164659	13.387689	19.91%	0
2018	13.172982	11.164659	-15.25%	0
2017	11.979055	13.172982	9.97%	0
2016	11.036969	11.979055	8.54%	0
2015	12.023654	11.036969	-8.21%	0
2014	12.035959	12.023654	-0.10%	0
2013	9.769450	12.035959	23.20%	0
2012*	10.000000	9.769450	-2.31%	0
155

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.700391	17.271501	26.07%	0
2018	16.499852	13.700391	-16.97%	0
2017	12.619359	16.499852	30.75%	0
2016	13.178118	12.619359	-4.24%	0
2015	13.254831	13.178118	-0.58%	0
2014	13.543136	13.254831	-2.13%	0
2013	11.120308	13.543136	21.79%	0
2012	9.588004	11.120308	15.98%	0
2011	10.929306	9.588004	-12.27%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.413896	8.924798	6.07%	0
2018	9.192992	8.413896	-8.47%	0
2017	9.039223	9.192992	1.70%	0
2016	8.868927	9.039223	1.92%	0
2015	9.484525	8.868927	-6.49%	0
2014	9.649596	9.484525	-1.71%	0
2013	10.099245	9.649596	-4.45%	0
2012*	10.000000	10.099245	0.99%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	13.443372	16.984056	26.34%	0
2018	15.257086	13.443372	-11.89%	0
2017	13.638384	15.257086	11.87%	0
2016	12.776205	13.638384	6.75%	0
2015	12.921010	12.776205	-1.12%	0
2014	12.204099	12.921010	5.87%	0
2013	9.681704	12.204099	26.05%	0
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	14.955970	18.091186	20.96%	0
2018	17.437121	14.955970	-14.23%	0
2017	15.960179	17.437121	9.25%	0
2016	14.141315	15.960179	12.86%	0
2015	15.702988	14.141315	-9.95%	0
2014	14.665152	15.702988	7.08%	0
2013	10.874129	14.665152	34.86%	0
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
156

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	11.358571	13.265233	16.79%	0
2018	12.528556	11.358571	-9.34%	0
2017	11.044301	12.528556	13.44%	0
2016	11.818742	11.044301	-6.55%	0
2015	13.446628	11.818742	-12.11%	0
2014	14.801132	13.446628	-9.15%	0
2013	12.333858	14.801132	20.00%	0
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	10.542029	11.241479	6.63%	0
2018	11.232842	10.542029	-6.15%	0
2017	10.978424	11.232842	2.32%	0
2016	9.851619	10.978424	11.44%	0
2015	10.987656	9.851619	-10.34%	0
2014	11.243220	10.987656	-2.27%	0
2013	10.609780	11.243220	5.97%	0
2012*	10.000000	10.609780	6.10%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	13.654713	18.063375	32.29%	0
2018	14.250315	13.654713	-4.18%	0
2017	11.708362	14.250315	21.71%	0
2016	11.504023	11.708362	1.78%	0
2015	12.731952	11.504023	-9.64%	0
2014	12.307771	12.731952	3.45%	0
2013	9.876747	12.307771	24.61%	0
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	15.610453	18.304992	17.26%	0
2018	16.211780	15.610453	-3.71%	0
2017	14.307854	16.211780	13.31%	0
2016	14.299568	14.307854	0.06%	0
2015	14.850000	14.299568	-3.71%	0
2014	14.306239	14.850000	3.80%	0
2013	12.451831	14.306239	14.89%	0
2012	11.453527	12.451831	8.72%	0
2011	11.782433	11.453527	-2.79%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.644247	27.093964	31.24%	0
2018	21.168288	20.644247	-2.48%	0
2017	16.977514	21.168288	24.68%	0
2016	17.364057	16.977514	-2.23%	0
2015	16.175427	17.364057	7.35%	0
2014	15.550195	16.175427	4.02%	0
2013	12.388378	15.550195	25.52%	0
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
157

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	19.599708	27.221005	38.88%	0
2018	20.258547	19.599708	-3.25%	0
2017	14.575005	20.258547	39.00%	0
2016	13.347332	14.575005	9.20%	0
2015	13.300098	13.347332	0.36%	0
2014	12.683068	13.300098	4.86%	0
2013	9.767927	12.683068	29.84%	0
2012*	10.000000	9.767927	-2.32%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.509584	12.770489	21.51%	0
2018	12.917035	10.509584	-18.64%	0
2017	10.295715	12.917035	25.46%	0
2016	11.506629	10.295715	-10.52%	0
2015	13.157507	11.506629	-12.55%	0
2014	15.609504	13.157507	-15.71%	0
2013	14.242588	15.609504	9.60%	0
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	13.477976	18.260649	35.49%	0
2018	14.303440	13.477976	-5.77%	0
2017	11.804506	14.303440	21.17%	0
2016	11.312390	11.804506	4.35%	0
2015	12.054839	11.312390	-6.16%	0
2014	13.588943	12.054839	-11.29%	0
2013	10.033671	13.588943	35.43%	0
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	14.306122	17.767792	24.20%	0
2018	16.645532	14.306122	-14.05%	0
2017	14.789120	16.645532	12.55%	0
2016	13.552539	14.789120	9.12%	0
2015	14.265219	13.552539	-5.00%	0
2014	13.497946	14.265219	5.68%	0
2013	10.379802	13.497946	30.04%	0
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.651055	6.51%	0
158

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	14.018142	16.892223	20.50%	0
2018	16.196236	14.018142	-13.45%	0
2017	13.315241	16.196236	21.64%	0
2016	13.369233	13.315241	-0.40%	0
2015	13.112024	13.369233	1.96%	0
2014	13.519477	13.112024	-3.01%	0
2013	11.044805	13.519477	22.41%	0
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.458610	15.338867	33.86%	0
2018	11.883034	11.458610	-3.57%	0
2017	9.671478	11.883034	22.87%	0
2016	9.527221	9.671478	1.51%	0
2015*	10.000000	9.527221	-4.73%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	8.939505	9.482704	6.08%	0
2018	9.409553	8.939505	-5.00%	0
2017	9.264548	9.409553	1.57%	0
2016	9.124770	9.264548	1.53%	0
2015	9.594776	9.124770	-4.90%	0
2014	9.301251	9.594776	3.16%	0
2013	9.755546	9.301251	-4.66%	0
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	11.616294	12.718628	9.49%	0
2018	13.034103	11.616294	-10.88%	0
2017	12.400962	13.034103	5.11%	0
2016	11.692409	12.400962	6.06%	0
2015	12.337447	11.692409	-5.23%	0
2014	12.503566	12.337447	-1.33%	0
2013	14.289618	12.503566	-12.50%	0
2012	12.642013	14.289618	13.03%	0
2011	12.332044	12.642013	2.51%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	14.183716	16.866770	18.92%	0
2018	15.938534	14.183716	-11.01%	0
2017	14.140501	15.938534	12.72%	0
2016	13.281759	14.140501	6.47%	0
2015	14.919107	13.281759	-10.97%	0
2014	15.885045	14.919107	-6.08%	0
2013	12.555900	15.885045	26.51%	0
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
159

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	11.718730	13.573972	15.83%	0
2018	12.863184	11.718730	-8.90%	0
2017	11.582149	12.863184	11.06%	0
2016	11.078807	11.582149	4.54%	0
2015	11.439909	11.078807	-3.16%	0
2014	11.362013	11.439909	0.69%	0
2013	9.609912	11.362013	18.23%	0
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	8.120150	8.486821	4.52%	0
2018	8.561155	8.120150	-5.15%	0
2017	8.648367	8.561155	-1.01%	0
2016	8.784254	8.648367	-1.55%	0
2015	9.181052	8.784254	-4.32%	0
2014	9.119521	9.181052	0.67%	0
2013	9.760671	9.119521	-6.57%	0
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	12.958975	16.750089	29.25%	0
2018	14.922572	12.958975	-13.16%	0
2017	11.879527	14.922572	25.62%	0
2016	12.362806	11.879527	-3.91%	0
2015	12.099706	12.362806	2.17%	0
2014	12.389636	12.099706	-2.34%	0
2013	10.042681	12.389636	23.37%	0
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	14.421807	18.019406	24.95%	0
2018	15.141447	14.421807	-4.75%	0
2017	12.352798	15.141447	22.58%	0
2016	11.808987	12.352798	4.61%	0
2015	11.570249	11.808987	2.06%	0
2014	11.164332	11.570249	3.64%	0
2013	8.981814	11.164332	24.30%	0
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
160

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	12.247382	14.759987	20.52%	0
2018	13.059481	12.247382	-6.22%	0
2017	11.167264	13.059481	16.94%	0
2016	10.481181	11.167264	6.55%	0
2015	10.811871	10.481181	-3.06%	0
2014	10.228022	10.811871	5.71%	0
2013	8.020719	10.228022	27.52%	0
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	9.485402	9.930609	4.69%	0
2018	10.130832	9.485402	-6.37%	0
2017	9.933746	10.130832	1.98%	0
2016	9.532898	9.933746	4.20%	0
2015	10.236398	9.532898	-6.87%	0
2014	10.274987	10.236398	-0.38%	0
2013	10.836176	10.274987	-5.18%	0
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	12.462720	15.179593	21.80%	0
2018	14.046661	12.462720	-11.28%	0
2017	12.444088	14.046661	12.88%	0
2016	11.035280	12.444088	12.77%	0
2015	12.309270	11.035280	-10.35%	0
2014	11.783711	12.309270	4.46%	0
2013	9.081412	11.783711	29.76%	0
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.902362	10.121818	2.22%	0
2018*	10.000000	9.902362	-0.98%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	11.577514	12.739611	10.04%	0
2018	12.448656	11.577514	-7.00%	0
2017	12.157802	12.448656	2.39%	0
2016	11.104066	12.157802	9.49%	0
2015	11.888922	11.104066	-6.60%	0
2014	12.088915	11.888922	-1.65%	0
2013	11.773079	12.088915	2.68%	0
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
161

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.216236	15.005898	22.84%	0
2018	13.413415	12.216236	-8.93%	0
2017	11.209456	13.413415	19.66%	0
2016	10.293195	11.209456	8.90%	0
2015	10.862897	10.293195	-5.24%	0
2014	10.630105	10.862897	2.19%	0
2013	7.722407	10.630105	37.65%	0
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	7.670797	9.772066	27.39%	0
2018	9.601436	7.670797	-20.11%	0
2017	7.974205	9.601436	20.41%	0
2016	8.524915	7.974205	-6.46%	0
2015	8.948081	8.524915	-4.73%	0
2014	9.458625	8.948081	-5.40%	0
2013	8.145900	9.458625	16.12%	0
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	13.616711	16.848393	23.73%	0
2018	14.241860	13.616711	-4.39%	0
2017	12.348697	14.241860	15.33%	0
2016	11.582659	12.348697	6.61%	0
2015	11.998495	11.582659	-3.47%	0
2014	11.189291	11.998495	7.23%	0
2013	8.920697	11.189291	25.43%	0
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	10.205920	12.132684	18.88%	0
2018	11.926561	10.205920	-14.43%	0
2017	10.379721	11.926561	14.90%	0
2016	9.986924	10.379721	3.93%	0
2015	10.599910	9.986924	-5.78%	0
2014	10.577484	10.599910	0.21%	0
2013	8.518558	10.577484	24.17%	0
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
162

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	9.772738	10.888462	11.42%	0
2018	10.870696	9.772738	-10.10%	0
2017	10.115006	10.870696	7.47%	0
2016	9.939102	10.115006	1.77%	0
2015	10.475063	9.939102	-5.12%	0
2014	10.472854	10.475063	0.02%	0
2013	9.524457	10.472854	9.96%	0
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	10.169058	11.726097	15.31%	0
2018	11.548840	10.169058	-11.95%	0
2017	10.397593	11.548840	11.07%	0
2016	10.101252	10.397593	2.93%	0
2015	10.675039	10.101252	-5.38%	0
2014	10.632027	10.675039	0.40%	0
2013	9.143751	10.632027	16.28%	0
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	8.985318	9.536452	6.13%	0
2018	9.622363	8.985318	-6.62%	0
2017	9.432758	9.622363	2.01%	0
2016	9.401207	9.432758	0.34%	0
2015	9.875655	9.401207	-4.80%	0
2014	9.965371	9.875655	-0.90%	0
2013	9.902913	9.965371	0.63%	0
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	9.496580	10.368886	9.19%	0
2018	10.651998	9.496580	-10.85%	0
2017	9.677052	10.651998	10.07%	0
2016	9.558434	9.677052	1.24%	0
2015	10.414402	9.558434	-8.22%	0
2014	10.619665	10.414402	-1.93%	0
2013*	10.000000	10.619665	6.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	9.745743	10.786953	10.68%	0
2018	10.938630	9.745743	-10.91%	0
2017	9.682203	10.938630	12.98%	0
2016	9.504488	9.682203	1.87%	0
2015	10.419078	9.504488	-8.78%	0
2014	10.755575	10.419078	-3.13%	0
2013*	10.000000	10.755575	7.56%	0
163

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	10.012414	11.344198	13.30%	0
2018	11.239560	10.012414	-10.92%	0
2017	10.282221	11.239560	9.31%	0
2016	10.043683	10.282221	2.38%	0
2015	10.585992	10.043683	-5.12%	0
2014	10.556171	10.585992	0.28%	0
2013	9.343715	10.556171	12.98%	0
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	10.167787	11.918721	17.22%	0
2018	11.718858	10.167787	-13.24%	0
2017	10.348367	11.718858	13.24%	0
2016	10.028247	10.348367	3.19%	0
2015	10.617161	10.028247	-5.55%	0
2014	10.588111	10.617161	0.27%	0
2013	8.883859	10.588111	19.18%	0
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	9.584753	10.506419	9.62%	0
2018	10.496945	9.584753	-8.69%	0
2017	9.959784	10.496945	5.39%	0
2016	9.796775	9.959784	1.66%	0
2015	10.325676	9.796775	-5.12%	0
2014	10.344849	10.325676	-0.19%	0
2013	9.697221	10.344849	6.68%	0
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	10.738236	11.583840	7.87%	0
2018	13.284522	10.738236	-19.17%	0
2017	11.286460	13.284522	17.70%	0
2016	11.637959	11.286460	-3.02%	0
2015	12.628693	11.637959	-7.85%	0
2014	14.336903	12.628693	-11.91%	0
2013	12.448220	14.336903	15.17%	0
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
164

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	9.274644	9.668016	4.24%	0
2018	9.740426	9.274644	-4.78%	0
2017	9.748227	9.740426	-0.08%	0
2016	9.679314	9.748227	0.71%	0
2015	10.182828	9.679314	-4.94%	0
2014	10.143541	10.182828	0.39%	0
2013	10.807327	10.143541	-6.14%	0
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	10.007065	11.771942	17.64%	0
2018	12.675666	10.007065	-21.05%	0
2017	9.357902	12.675666	35.45%	0
2016	9.077849	9.357902	3.09%	0
2015	11.300836	9.077849	-19.67%	0
2014	12.500558	11.300836	-9.60%	0
2013	12.979429	12.500558	-3.69%	0
2012	11.569886	12.979429	12.18%	0
2011	15.586080	11.569886	-25.77%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.410258	8.571201	1.91%	0
2018	8.776061	8.410258	-4.17%	0
2017	8.963377	8.776061	-2.09%	0
2016	9.276716	8.963377	-3.38%	0
2015	9.683898	9.276716	-4.20%	0
2014	9.656681	9.683898	0.28%	0
2013	10.495254	9.656681	-7.99%	0
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.520001	6.364064	-2.39%	0
2018	6.707031	6.520001	-2.79%	0
2017	6.963631	6.707031	-3.68%	0
2016	7.259961	6.963631	-4.08%	0
2015	7.570343	7.259961	-4.10%	0
2014	7.893995	7.570343	-4.10%	0
2013	8.231486	7.893995	-4.10%	0
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
165

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	6.578740	7.502298	14.04%	0
2018	8.053961	6.578740	-18.32%	0
2017	6.607987	8.053961	21.88%	0
2016	6.846322	6.607987	-3.48%	0
2015	7.376743	6.846322	-7.19%	0
2014	7.747953	7.376743	-4.79%	0
2013	6.872128	7.747953	12.74%	0
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	6.871363	7.986842	16.23%	0
2018	8.346012	6.871363	-17.67%	0
2017	6.991694	8.346012	19.37%	0
2016	7.251843	6.991694	-3.59%	0
2015	7.668518	7.251843	-5.43%	0
2014	8.523923	7.668518	-10.04%	0
2013	7.344911	8.523923	16.05%	0
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	12.016859	14.259192	18.66%	0
2018	13.751463	12.016859	-12.61%	0
2017	12.106315	13.751463	13.59%	0
2016	11.530656	12.106315	4.99%	0
2015	12.144930	11.530656	-5.06%	0
2014	12.062809	12.144930	0.68%	0
2013	9.884871	12.062809	22.03%	0
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	12.527425	13.856955	10.61%	0
2018	13.732106	12.527425	-8.77%	0
2017	12.883369	13.732106	6.59%	0
2016	12.636158	12.883369	1.96%	0
2015	13.199355	12.636158	-4.27%	0
2014	13.160239	13.199355	0.30%	0
2013	12.098628	13.160239	8.77%	0
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
166

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	14.675863	16.880737	15.02%	0
2018	16.366073	14.675863	-10.33%	0
2017	14.862610	16.366073	10.12%	0
2016	14.383008	14.862610	3.33%	0
2015	15.078197	14.383008	-4.61%	0
2014	14.943981	15.078197	0.90%	0
2013	13.040451	14.943981	14.60%	0
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	8.964197	9.416223	5.04%	0
2018	9.521338	8.964197	-5.85%	0
2017	9.393419	9.521338	1.36%	0
2016	9.393353	9.393419	0.00%	0
2015	9.769107	9.393353	-3.85%	0
2014	9.805299	9.769107	-0.37%	0
2013	9.753248	9.805299	0.53%	0
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	9.565992	10.366261	8.37%	0
2018	10.572146	9.565992	-9.52%	0
2017	9.666431	10.572146	9.37%	0
2016	9.534300	9.666431	1.39%	0
2015	10.275038	9.534300	-7.21%	0
2014	10.457541	10.275038	-1.75%	0
2013*	10.000000	10.457541	4.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	9.821082	10.854614	10.52%	0
2018	10.903611	9.821082	-9.93%	0
2017	9.719540	10.903611	12.18%	0
2016	9.475238	9.719540	2.58%	0
2015	10.287289	9.475238	-7.89%	0
2014	10.544348	10.287289	-2.44%	0
2013*	10.000000	10.544348	5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	10.898412	12.306300	12.92%	0
2018	12.051674	10.898412	-9.57%	0
2017	11.126945	12.051674	8.31%	0
2016	10.827828	11.126945	2.76%	0
2015	11.328719	10.827828	-4.42%	0
2014	11.231160	11.328719	0.87%	0
2013	10.041522	11.231160	11.85%	0
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
167

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.642642	13.602569	16.83%	0
2018	13.160282	11.642642	-11.53%	0
2017	11.759745	13.160282	11.91%	0
2016	11.302410	11.759745	4.05%	0
2015	11.872336	11.302410	-4.80%	0
2014	11.795240	11.872336	0.65%	0
2013	10.050284	11.795240	17.36%	0
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.040437	10.927091	8.83%	0
2018	10.878174	10.040437	-7.70%	0
2017	10.385220	10.878174	4.75%	0
2016	10.243727	10.385220	1.38%	0
2015	10.684974	10.243727	-4.13%	0
2014	10.637628	10.684974	0.45%	0
2013	10.038783	10.637628	5.97%	0
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.274048	2.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.569098	5.69%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	13.340999	16.660325	24.88%	0
2018	14.397218	13.340999	-7.34%	0
2017	11.557316	14.397218	24.57%	0
2016	11.814883	11.557316	-2.18%	0
2015	11.946158	11.814883	-1.10%	0
2014	11.309170	11.946158	5.63%	0
2013	8.773161	11.309170	28.91%	0
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	21.853341	28.781702	31.70%	0
2018	23.149897	21.853341	-5.60%	0
2017	18.994585	23.149897	21.88%	0
2016	19.167124	18.994585	-0.90%	0
2015	19.067063	19.167124	0.52%	0
2014	18.314135	19.067063	4.11%	0
2013	14.012243	18.314135	30.70%	0
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
168

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	18.276012	22.203595	21.49%	0
2018	21.056257	18.276012	-13.20%	0
2017	20.245408	21.056257	4.01%	0
2016	17.559192	20.245408	15.30%	0
2015	19.161211	17.559192	-8.36%	0
2014	17.689859	19.161211	8.32%	0
2013	14.008758	17.689859	26.28%	0
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	16.329966	19.677656	20.50%	0
2018	19.220630	16.329966	-15.04%	0
2017	17.308566	19.220630	11.05%	0
2016	15.002323	17.308566	15.37%	0
2015	16.050561	15.002323	-6.53%	0
2014	15.295882	16.050561	4.93%	0
2013	11.987698	15.295882	27.60%	0
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	6.119645	6.822867	11.49%	0
2018	7.721541	6.119645	-20.75%	0
2017	6.570000	7.721541	17.53%	0
2016	6.525086	6.570000	0.69%	0
2015	7.188495	6.525086	-9.23%	0
2014	8.299124	7.188495	-13.38%	0
2013	7.148949	8.299124	16.09%	0
2012	6.369418	7.148949	12.24%	0
2011	7.945732	6.369418	-19.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	10.841386	13.006465	19.97%	0
2018	12.819680	10.841386	-15.43%	0
2017	11.687451	12.819680	9.69%	0
2016	10.500750	11.687451	11.30%	0
2015	11.339509	10.500750	-7.40%	0
2014	10.725662	11.339509	5.72%	0
2013	8.282693	10.725662	29.49%	0
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
169

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	13.747691	16.328023	18.77%	0
2018	16.511313	13.747691	-16.74%	0
2017	15.122214	16.511313	9.19%	0
2016	13.407788	15.122214	12.79%	0
2015	14.396575	13.407788	-6.87%	0
2014	12.828519	14.396575	12.22%	0
2013	9.859111	12.828519	30.12%	0
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	12.466792	16.185333	29.83%	0
2018	14.167242	12.466792	-12.00%	0
2017	11.850246	14.167242	19.55%	0
2016	11.434051	11.850246	3.64%	0
2015	11.860174	11.434051	-3.59%	0
2014	12.061169	11.860174	-1.67%	0
2013	8.736566	12.061169	38.05%	0
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	12.475302	14.200012	13.82%	0
2018	15.700606	12.475302	-20.54%	0
2017	15.052283	15.700606	4.31%	0
2016	12.493635	15.052283	20.48%	0
2015	13.902320	12.493635	-10.13%	0
2014	13.578101	13.902320	2.39%	0
2013	10.111185	13.578101	34.29%	0
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	13.474773	16.198677	20.21%	0
2018	16.123882	13.474773	-16.43%	0
2017	14.850904	16.123882	8.57%	0
2016	12.635347	14.850904	17.53%	0
2015	13.430195	12.635347	-5.92%	0
2014	13.927070	13.430195	-3.57%	0
2013	10.332175	13.927070	34.79%	0
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
170

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	12.917091	15.614117	20.88%	0
2018	14.313625	12.917091	-9.76%	0
2017	12.608255	14.313625	13.53%	0
2016	11.938850	12.608255	5.61%	0
2015	12.501606	11.938850	-4.50%	0
2014	11.796294	12.501606	5.98%	0
2013	8.877700	11.796294	32.88%	0
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	10.187527	12.744443	25.10%	0
2018	11.075073	10.187527	-8.01%	0
2017	10.878741	11.075073	1.80%	0
2016	10.582705	10.878741	2.80%	0
2015	11.697362	10.582705	-9.53%	0
2014	9.484011	11.697362	23.34%	0
2013	9.629520	9.484011	-1.51%	0
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	13.649285	17.126663	25.48%	0
2018	14.965690	13.649285	-8.80%	0
2017	12.871453	14.965690	16.27%	0
2016	12.047172	12.871453	6.84%	0
2015	12.444914	12.047172	-3.20%	0
2014	11.476120	12.444914	8.44%	0
2013*	10.000000	11.476120	14.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	7.702029	7.688164	-0.18%	0
2018	7.967814	7.702029	-3.34%	0
2017	8.178355	7.967814	-2.57%	0
2016	8.319721	8.178355	-1.70%	0
2015	8.705137	8.319721	-4.43%	0
2014	9.032704	8.705137	-3.63%	0
2013	9.408981	9.032704	-4.00%	0
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.169811	14.584003	19.84%	0
2018	14.317541	12.169811	-15.00%	0
2017	13.073768	14.317541	9.51%	0
2016	11.277292	13.073768	15.93%	0
2015	12.363131	11.277292	-8.78%	0
2014	12.330530	12.363131	0.26%	0
2013*	10.000000	12.330530	23.31%	0
171

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	12.682081	16.642479	31.23%	0
2018	14.230712	12.682081	-10.88%	0
2017	11.634857	14.230712	22.31%	0
2016	11.438205	11.634857	1.72%	0
2015	11.968717	11.438205	-4.43%	0
2014	12.032943	11.968717	-0.53%	0
2013	9.052291	12.032943	32.93%	0
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	9.227114	11.298751	22.45%	0
2018	11.588654	9.227114	-20.38%	0
2017	9.531789	11.588654	21.58%	0
2016	10.122004	9.531789	-5.83%	0
2015	10.395954	10.122004	-2.64%	0
2014	11.207429	10.395954	-7.24%	0
2013	9.917600	11.207429	13.01%	0
2012	8.729335	9.917600	13.61%	0
2011	10.382445	8.729335	-15.92%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	16.652443	21.156882	27.05%	0
2018	18.587934	16.652443	-10.41%	0
2017	15.558405	18.587934	19.47%	0
2016	15.573607	15.558405	-0.10%	0
2015	16.079589	15.573607	-3.15%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.032374	6.992697	-0.56%	0
2018	7.260585	7.032374	-3.14%	0
2017	7.503271	7.260585	-3.23%	0
2016	7.728930	7.503271	-2.92%	0
2015	8.044598	7.728930	-3.92%	0
2014	8.337678	8.044598	-3.52%	0
2013	8.640862	8.337678	-3.51%	0
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	14.414430	17.401777	20.72%	0
2018	15.947614	14.414430	-9.61%	0
2017	14.039728	15.947614	13.59%	0
2016	13.324185	14.039728	5.37%	0
2015	13.958577	13.324185	-4.54%	0
2014	13.186323	13.958577	5.86%	0
2013	9.992252	13.186323	31.97%	0
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
172

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	8.961723	9.603609	7.16%	0
2018	9.885575	8.961723	-9.35%	0
2017	9.090667	9.885575	8.74%	0
2016	8.394764	9.090667	8.29%	0
2015	9.639564	8.394764	-12.91%	0
2014	10.006228	9.639564	-3.66%	0
2013	10.422665	10.006228	-4.00%	0
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	8.680575	8.900536	2.53%	0
2018	9.438242	8.680575	-8.03%	0
2017	8.886672	9.438242	6.21%	0
2016	9.004115	8.886672	-1.30%	0
2015	10.114841	9.004115	-10.98%	0
2014	10.515635	10.114841	-3.81%	0
2013	11.735908	10.515635	-10.40%	0
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	8.574940	8.546029	-0.34%	0
2018	8.922438	8.574940	-3.89%	0
2017	9.187782	8.922438	-2.89%	0
2016	9.456090	9.187782	-2.84%	0
2015	9.839829	9.456090	-3.90%	0
2014	10.184301	9.839829	-3.38%	0
2013	10.644426	10.184301	-4.32%	0
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	8.768141	9.102129	3.81%	0
2018	9.203546	8.768141	-4.73%	0
2017	9.154921	9.203546	0.53%	0
2016	9.304833	9.154921	-1.61%	0
2015	9.670180	9.304833	-3.78%	0
2014	9.680185	9.670180	-0.10%	0
2013	10.305615	9.680185	-6.07%	0
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.696283	12.126155	25.06%	0
2018	11.051483	9.696283	-12.26%	0
2017*	10.000000	11.051483	10.51%	0
173

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.578058	16.494545	31.14%	0
2018	12.814042	12.578058	-1.84%	0
2017	10.205912	12.814042	25.56%	0
2016*	10.000000	10.205912	2.06%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	7.999687	9.601433	20.02%	0
2018	10.315695	7.999687	-22.45%	0
2017	8.496737	10.315695	21.41%	0
2016	9.081860	8.496737	-6.44%	0
2015	9.456966	9.081860	-3.97%	0
2014	10.578424	9.456966	-10.60%	0
2013	8.612717	10.578424	22.82%	0
2012	7.367145	8.612717	16.91%	0
2011	9.247982	7.367145	-20.34%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	27.256053	33.622070	23.36%	0
2018	28.186929	27.256053	-3.30%	0
2017	23.084474	28.186929	22.10%	0
2016	26.957677	23.084474	-14.37%	0
2015	24.993402	26.957677	7.86%	0
2014	19.860022	24.993402	25.85%	0
2013	13.758420	19.860022	44.35%	0
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.369620	4.674320	6.97%	0
2018	6.367569	4.369620	-31.38%	0
2017	6.772512	6.367569	-5.98%	0
2016	4.923659	6.772512	37.55%	0
2015	7.736035	4.923659	-36.35%	0
2014	10.002568	7.736035	-22.66%	0
2013	9.456639	10.002568	5.77%	0
2012*	10.000000	9.456639	-5.43%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.478394	4.804561	7.28%	0
2018	6.512886	4.478394	-31.24%	0
2017	6.907802	6.512886	-5.72%	0
2016	5.011627	6.907802	37.84%	0
2015	7.853042	5.011627	-36.18%	0
2014	10.123336	7.853042	-22.43%	0
2013	9.550161	10.123336	6.00%	0
2012*	10.000000	9.550161	-4.50%	0
174

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	11.858951	14.601059	23.12%	0
2018	14.267025	11.858951	-16.88%	0
2017	11.762851	14.267025	21.29%	0
2016	11.804501	11.762851	-0.35%	0
2015	12.704938	11.804501	-7.09%	0
2014	12.021911	12.704938	5.68%	0
2013	9.359900	12.021911	28.44%	0
2012	8.394429	9.359900	11.50%	0
2011	9.394044	8.394429	-10.64%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.588831	5.89%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	20.025424	23.972572	19.71%	0
2018	20.616998	20.025424	-2.87%	0
2017	17.079159	20.616998	20.71%	0
2016	16.526965	17.079159	3.34%	0
2015	17.745292	16.526965	-6.87%	0
2014	18.858407	17.745292	-5.90%	0
2013	13.089101	18.858407	44.08%	0
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
175

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
176

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
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For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a
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distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
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Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
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Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
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(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Variable Annuity Portfolio II (M& T All American Gold)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 102. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
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•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
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Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
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Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

Capital Preservation Plus Lifetime Income Option	1.00% [13]
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Recurring Contract Expenses
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Nationwide Lifetime Income Riders (an applicant may purchase one option):
5% Nationwide Lifetime Income Rider (no longer available)	1.00% [15]
7% Nationwide Lifetime Income Rider	1.00%
10% Nationwide Lifetime Income Rider	1.20%
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider	0.30% [16]
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Nationwide Lifetime Income Rider	1.20% [18]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
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[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	6.31%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
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The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.31%)	$1,877	$3,797	$5,440	$8,761	*	$3,297	$5,140	$8,761	$1,177	$3,297	$5,140	$8,761
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,257	$2,160	$3,051	$5,426	*	$1,660	$2,751	$5,426	$ 557	$1,660	$2,751	$5,426
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
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Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
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If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
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•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.70% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
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•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
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Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
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Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
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The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
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For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
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Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
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Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
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•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
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•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
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Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
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(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
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(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to
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each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Nationwide Lifetime Income Riders as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
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•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
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Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option. The percentage of the credit Nationwide will recapture is the same percentage (ratio) that the amount surrendered that is more than 10% of the Purchase Payments (the amount that is CDSC free) is to the sum of all Purchase Payments.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $200,000 initial deposit to his contract and receives a 3% credit of $6,000. In Contract Year two, Mr. X takes a $30,000 withdrawal. The CDSC free amount of $20,000 (10% of $200,000) is subtracted from the withdrawal amount of $30,000 to get $10,000. $10,000 is used in a ratio with the sum of all purchase payments to result in $10,000/$200,000 or 5%. The $6,000 credit is then multiplied by 5% to get $300. Thus, the amount of the original credit recaptured as a result of the $30,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection
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with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
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Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
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The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
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Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
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Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
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Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to
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take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
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The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
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	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Remaining Immediate Withdrawal Base	$56,000	$50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals,
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Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
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The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
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Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
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Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual
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basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
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First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost
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Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the
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Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous tables.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
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Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
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If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For
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most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
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Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
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For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
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(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
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Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
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(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
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(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
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The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
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If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
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On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
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Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
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•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
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(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
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How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
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1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
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This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject
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to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
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to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
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The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
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Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
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B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
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A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
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First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
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•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
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The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
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BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
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Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
107

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
108

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
109

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
110

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
111

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
112

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
113

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
114

Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
115

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.953286	13.616642	13.92%	9,079
2018	13.052099	11.953286	-8.42%	6,756
2017	11.549310	13.052099	13.01%	6,806
2016	11.302851	11.549310	2.18%	6,855
2015	11.584949	11.302851	-2.44%	5,536
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.666634	8.850860	15.45%	0
2018*	10.000000	7.666634	-23.33%	4,633
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	38.881036	46.083112	18.52%	49,653
2018	46.438955	38.881036	-16.27%	56,159
2017	41.628464	46.438955	11.56%	64,395
2016	33.745167	41.628464	23.36%	77,849
2015	36.198936	33.745167	-6.78%	90,350
2014	33.613007	36.198936	7.69%	96,177
2013	24.705828	33.613007	36.05%	102,762
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.919413	14.984262	7.65%	460,226
2018	14.490699	13.919413	-3.94%	595,732
2017	14.139658	14.490699	2.48%	654,003
2016	13.702519	14.139658	3.19%	644,890
2015	14.212713	13.702519	-3.59%	709,938
2014	13.918761	14.212713	2.11%	746,915
2013	15.385268	13.918761	-9.53%	786,321
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	26.922118	34.328318	27.51%	98,726
2018	31.293423	26.922118	-13.97%	121,920
2017	28.399743	31.293423	10.19%	147,329
2016	23.410849	28.399743	21.31%	164,075
2015	24.063288	23.410849	-2.71%	202,001
2014	20.942467	24.063288	14.90%	221,293
2013	16.309491	20.942467	28.41%	237,365
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.952447	18.568839	16.40%	71,397
2018	17.462522	15.952447	-8.65%	88,608
2017	15.535481	17.462522	12.40%	104,598
2016	15.139654	15.535481	2.61%	126,639
2015	15.470652	15.139654	-2.14%	164,113
2014	15.353952	15.470652	0.76%	230,467
2013	13.575527	15.353952	13.10%	237,382
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	42.867476	51.787051	20.81%	53,530
2018	47.645408	42.867476	-10.03%	57,804
2017	42.879658	47.645408	11.11%	66,942
2016	34.501040	42.879658	24.29%	77,614
2015	35.734867	34.501040	-3.45%	94,626
2014	34.389346	35.734867	3.91%	114,105
2013	24.723264	34.389346	39.10%	106,330
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	32.048129	41.303982	28.88%	90,621
2018	34.077341	32.048129	-5.95%	112,497
2017	28.439917	34.077341	19.82%	138,143
2016	25.816234	28.439917	10.16%	164,325
2015	25.891724	25.816234	-0.29%	198,439
2014	23.158254	25.891724	11.80%	216,720
2013	17.787890	23.158254	30.19%	264,359
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	27.567342	36.942704	34.01%	84,644
2018	30.022263	27.567342	-8.18%	121,255
2017	23.912056	30.022263	25.55%	162,997
2016	22.473903	23.912056	6.40%	211,330
2015	23.369551	22.473903	-3.83%	240,924
2014	21.925375	23.369551	6.59%	235,952
2013	18.357321	21.925375	19.44%	251,206
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.695584	11.167608	15.18%	16,862
2018	10.217584	9.695584	-5.11%	16,929
2017*	10.000000	10.217584	2.18%	16,305
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.894548	17.541952	26.25%	14,701
2018	16.924868	13.894548	-17.90%	19,336
2017	15.319916	16.924868	10.48%	17,498
2016	11.822522	15.319916	29.58%	13,805
2015	12.786348	11.822522	-7.54%	17,044
2014	12.246999	12.786348	4.40%	14,183
2013*	10.000000	12.246999	22.47%	6,975
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	14.634189	15.792301	7.91%	45,715
2018	14.922281	14.634189	-1.93%	51,062
2017	14.549891	14.922281	2.56%	62,332
2016	14.216606	14.549891	2.34%	70,741
2015	14.445469	14.216606	-1.58%	81,391
2014	14.117600	14.445469	2.32%	105,518
2013	14.175452	14.117600	-0.41%	120,283
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.253444	10.540294	27.71%	1,103
2018*	10.000000	8.253444	-17.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	16.937448	19.379610	14.42%	458,739
2018	17.898356	16.937448	-5.37%	535,310
2017	16.051874	17.898356	11.50%	600,411
2016	15.431036	16.051874	4.02%	681,716
2015	15.693791	15.431036	-1.67%	797,986
2014	15.234807	15.693791	3.01%	826,793
2013	13.615311	15.234807	11.89%	899,990
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	17.866719	21.172126	18.50%	1,961,444
2018	19.245467	17.866719	-7.16%	2,265,427
2017	16.745796	19.245467	14.93%	2,610,422
2016	16.011015	16.745796	4.59%	2,815,169
2015	16.271976	16.011015	-1.60%	2,990,623
2014	15.738060	16.271976	3.39%	3,162,144
2013	13.768453	15.738060	14.31%	3,276,079
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	19.037076	23.355635	22.68%	59,649
2018	20.946970	19.037076	-9.12%	67,632
2017	17.556772	20.946970	19.31%	71,269
2016	16.696269	17.556772	5.15%	70,089
2015	16.980427	16.696269	-1.67%	71,133
2014	16.400060	16.980427	3.54%	81,163
2013	13.665277	16.400060	20.01%	77,851
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	36.421946	47.263088	29.77%	2,903
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	13.074633	14.193962	8.56%	49,437
2018	17.582386	13.074633	-25.64%	56,930
2017	18.294076	17.582386	-3.89%	63,794
2016	13.861733	18.294076	31.98%	77,514
2015	17.694870	13.861733	-21.66%	85,590
2014	20.520501	17.694870	-13.77%	91,212
2013	16.721636	20.520501	22.72%	99,753
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	26.702890	33.550948	25.65%	251,581
2018	29.536986	26.702890	-9.60%	316,131
2017	26.524303	29.536986	11.36%	360,113
2016	22.795194	26.524303	16.36%	419,351
2015	24.081035	22.795194	-5.34%	492,782
2014	22.456933	24.081035	7.23%	503,077
2013	17.772487	22.456933	26.36%	560,242
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	35.689890	47.266231	32.44%	131,389
2018	36.264168	35.689890	-1.58%	151,851
2017	27.210940	36.264168	33.27%	172,694
2016	27.376076	27.210940	-0.60%	201,870
2015	25.905931	27.376076	5.67%	255,239
2014	23.607433	25.905931	9.74%	261,070
2013	17.560229	23.607433	34.44%	273,302
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.978593	16.198752	8.15%	1,194,217
2018	15.274047	14.978593	-1.93%	1,423,699
2017	14.858137	15.274047	2.80%	1,586,518
2016	14.386323	14.858137	3.28%	1,694,324
2015	14.678405	14.386323	-1.99%	1,966,533
2014	14.059340	14.678405	4.40%	2,200,795
2013	14.523213	14.059340	-3.19%	2,167,302
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	41.642186	50.701790	21.76%	235,198
2018	49.431752	41.642186	-15.76%	270,845
2017	41.485406	49.431752	19.15%	322,987
2016	37.495992	41.485406	10.64%	388,723
2015	38.560249	37.495992	-2.76%	455,052
2014	36.789783	38.560249	4.81%	508,320
2013	27.392178	36.789783	34.31%	547,119
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	23.709025	29.881564	26.03%	125,233
2018	28.238290	23.709025	-16.04%	145,205
2017	21.975804	28.238290	28.50%	155,792
2016	23.467075	21.975804	-6.35%	179,118
2015	22.982464	23.467075	2.11%	190,955
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	32.242243	42.739247	32.56%	6,129
2018	39.537976	32.242243	-18.45%	6,007
2017	33.586558	39.537976	17.72%	6,424
2016	31.093245	33.586558	8.02%	7,205
2015	32.491592	31.093245	-4.30%	8,141
2014	30.859675	32.491592	5.29%	8,660
2013	23.980303	30.859675	28.69%	9,862
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	13.116311	15.540316	18.48%	33,078
2018	14.686860	13.116311	-10.69%	33,999
2017	13.267937	14.686860	10.69%	37,235
2016	11.858820	13.267937	11.88%	49,268
2015	12.791557	11.858820	-7.29%	108,243
2014	12.582030	12.791557	1.67%	148,398
2013	10.283833	12.582030	22.35%	152,077
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.519149	18.951450	14.72%	251,790
2018	17.464056	16.519149	-5.41%	294,061
2017	16.108477	17.464056	8.42%	346,240
2016	14.291261	16.108477	12.72%	444,152
2015	15.554820	14.291261	-8.12%	546,970
2014	15.041481	15.554820	3.41%	656,062
2013	13.354649	15.041481	12.63%	744,220
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	32.131629	41.046820	27.75%	55,801
2018	34.245426	32.131629	-6.17%	62,331
2017	28.735102	34.245426	19.18%	68,199
2016	25.049885	28.735102	14.71%	104,409
2015	26.300762	25.049885	-4.76%	133,935
2014	24.472041	26.300762	7.47%	121,174
2013	19.089239	24.472041	28.20%	131,595
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	37.578202	46.933333	24.90%	125,297
2018	43.636823	37.578202	-13.88%	146,326
2017	39.893682	43.636823	9.38%	172,647
2016	30.998703	39.893682	28.69%	198,333
2015	33.860639	30.998703	-8.45%	251,416
2014	34.060063	33.860639	-0.59%	289,343
2013	25.291090	34.060063	34.67%	288,682
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.972487	12.489533	25.24%	15,733
2018	11.981708	9.972487	-16.77%	20,620
2017	8.632409	11.981708	38.80%	20,562
2016	7.435653	8.632409	16.09%	27,585
2015	9.356320	7.435653	-20.53%	32,336
2014*	10.000000	9.356320	-6.44%	38,602
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	21.493963	23.908784	11.23%	91,997
2018	25.716632	21.493963	-16.42%	100,557
2017	22.293498	25.716632	15.35%	113,508
2016	21.042314	22.293498	5.95%	137,457
2015	22.765198	21.042314	-7.57%	170,279
2014	25.914836	22.765198	-12.15%	172,973
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.604466	9.685128	0.84%	128,820
2018	9.532101	9.604466	0.76%	143,574
2017	9.460508	9.532101	0.76%	182,824
2016	9.297078	9.460508	1.76%	203,358
2015	9.828317	9.297078	-5.41%	231,793
2014	9.763677	9.828317	0.66%	283,528
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.983907	13.260099	10.65%	0
2018	12.673601	11.983907	-5.44%	0
2017	11.334512	12.673601	11.81%	0
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.415354	10.128138	7.57%	0
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.772763	10.144676	3.81%	220
2018	10.415636	9.772763	-6.17%	333
2017	10.163024	10.415636	2.49%	450
2016	10.330904	10.163024	-1.63%	568
2015	10.261380	10.330904	0.68%	1,255
2014	9.918609	10.261380	3.46%	2,166
2013*	10.000000	9.918609	-0.81%	1,186
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.771847	23.966697	34.86%	9,915
2018	18.707540	17.771847	-5.00%	10,053
2017	14.898027	18.707540	25.57%	10,370
2016	14.772922	14.898027	0.85%	14,194
2015	14.267087	14.772922	3.55%	15,906
2014	13.343116	14.267087	6.92%	17,747
2013	9.655742	13.343116	38.19%	17,578
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.663723	16.888278	23.60%	292
2018	15.637469	13.663723	-12.62%	301
2017	13.797174	15.637469	13.34%	302
2016	12.333799	13.797174	11.86%	1,632
2015	13.035277	12.333799	-5.38%	1,753
2014	12.659081	13.035277	2.97%	2,229
2013	9.968791	12.659081	26.99%	1,986
2012*	10.000000	9.968791	-0.31%	4,309
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	36.333309	47.212400	29.94%	42,636
2018	42.442950	36.333309	-14.39%	54,654
2017	31.495987	42.442950	34.76%	59,132
2016	31.911521	31.495987	-1.30%	66,120
2015	31.139232	31.911521	2.48%	82,003
2014	30.866879	31.139232	0.88%	97,133
2013	24.589040	30.866879	25.53%	7,343
2012	20.566853	24.589040	19.56%	7,376
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	10.146640	11.093753	9.33%	6,926
2018	10.753467	10.146640	-5.64%	7,906
2017	10.258954	10.753467	4.82%	8,894
2016	9.766136	10.258954	5.05%	14,348
2015	10.132234	9.766136	-3.61%	61,405
2014	10.000942	10.132234	1.31%	46,176
2013	10.154557	10.000942	-1.51%	65,361
2012*	10.000000	10.154557	1.55%	59,523
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	28.799363	37.503296	30.22%	318,134
2018	31.703444	28.799363	-9.16%	375,166
2017	27.496938	31.703444	15.30%	437,012
2016	24.992254	27.496938	10.02%	526,567
2015	24.521168	24.992254	1.92%	627,127
2014	22.469491	24.521168	9.13%	740,308
2013	17.293862	22.469491	29.93%	780,116
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	39.961755	49.825481	24.68%	48,658
2018	45.191918	39.961755	-11.57%	55,067
2017	40.133466	45.191918	12.60%	64,767
2016	34.501906	40.133466	16.32%	82,149
2015	37.168245	34.501906	-7.17%	96,022
2014	33.675868	37.168245	10.37%	106,208
2013	24.226087	33.675868	39.01%	111,482
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	15.224312	18.326673	20.38%	36,493
2018	16.288345	15.224312	-6.53%	45,692
2017	13.931596	16.288345	16.92%	65,837
2016	14.464707	13.931596	-3.69%	102,953
2015	15.965561	14.464707	-9.40%	159,636
2014	17.048949	15.965561	-6.35%	195,064
2013	13.783255	17.048949	23.69%	208,088
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.901090	14.180108	9.91%	10,263
2018	13.334010	12.901090	-3.25%	11,558
2017	12.644255	13.334010	5.46%	18,095
2016	11.008964	12.644255	14.85%	24,365
2015	11.911916	11.008964	-7.58%	46,953
2014	11.825257	11.911916	0.73%	51,069
2013	10.826150	11.825257	9.23%	47,683
2012*	10.000000	10.826150	8.26%	12,199
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.710824	22.785994	36.35%	27,815
2018	16.916186	16.710824	-1.21%	24,306
2017	13.485385	16.916186	25.44%	18,877
2016	12.855627	13.485385	4.90%	18,985
2015	13.803004	12.855627	-6.86%	27,657
2014	12.944900	13.803004	6.63%	34,743
2013	10.078253	12.944900	28.44%	31,757
2012*	10.000000	10.078253	0.78%	19,328
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	44.490404	60.185942	35.28%	85,270
2018	44.250304	44.490404	0.54%	109,091
2017	34.434579	44.250304	28.51%	149,518
2016	34.170332	34.434579	0.77%	179,348
2015	30.881449	34.170332	10.65%	206,570
2014	28.801846	30.881449	7.22%	242,692
2013	22.261226	28.801846	29.38%	251,749
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.992662	34.346541	43.15%	17,089
2018	24.054667	23.992662	-0.26%	23,318
2017	16.791786	24.054667	43.25%	24,871
2016	14.919967	16.791786	12.55%	17,493
2015	14.423477	14.919967	3.44%	36,391
2014	13.343943	14.423477	8.09%	35,810
2013	9.970499	13.343943	33.83%	38,016
2012*	10.000000	9.970499	-0.30%	18,615
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	27.734388	34.737209	25.25%	14,472
2018	33.063601	27.734388	-16.12%	17,624
2017	25.570288	33.063601	29.30%	23,662
2016	27.726728	25.570288	-7.78%	27,504
2015	30.757342	27.726728	-9.85%	30,703
2014	35.398964	30.757342	-13.11%	33,859
2013	31.335568	35.398964	12.97%	42,408
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.494780	23.035041	39.65%	17,749
2018	16.979338	16.494780	-2.85%	14,059
2017	13.596154	16.979338	24.88%	10,017
2016	12.641599	13.596154	7.55%	11,409
2015	13.069092	12.641599	-3.27%	15,553
2014	14.292266	13.069092	-8.56%	17,901
2013	10.238380	14.292266	39.59%	16,886
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	32.810230	42.002548	28.02%	372,970
2018	37.029118	32.810230	-11.39%	455,277
2017	31.920916	37.029118	16.00%	516,830
2016	28.381463	31.920916	12.47%	617,538
2015	28.982349	28.381463	-2.07%	754,378
2014	26.605168	28.982349	8.94%	874,805
2013	19.849130	26.605168	34.04%	910,499
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.869008	8.69%	0
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.224748	22.636626	24.21%	219,519
2018	20.424056	18.224748	-10.77%	255,222
2017	16.291646	20.424056	25.37%	292,583
2016	15.871014	16.291646	2.65%	304,136
2015	15.101235	15.871014	5.10%	370,882
2014	15.105813	15.101235	-0.03%	391,149
2013	11.972877	15.105813	26.17%	362,854
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.842812	17.720458	37.98%	20,467
2018	12.918661	12.842812	-0.59%	25,043
2017	10.201733	12.918661	26.63%	43,884
2016	9.750484	10.201733	4.63%	45,036
2015*	10.000000	9.750484	-2.50%	48,034
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	14.254248	15.585384	9.34%	18,046
2018	14.553508	14.254248	-2.06%	17,506
2017	13.902832	14.553508	4.68%	19,128
2016	13.285604	13.902832	4.65%	27,534
2015	13.552959	13.285604	-1.97%	34,303
2014	12.746327	13.552959	6.33%	40,879
2013	12.969860	12.746327	-1.72%	43,439
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.164537	22.265335	22.58%	23,840
2018	19.798859	18.164537	-8.25%	30,409
2017	17.042865	19.798859	16.17%	39,789
2016	15.531504	17.042865	9.73%	45,200
2015	16.925236	15.531504	-8.23%	48,128
2014	17.482977	16.925236	-3.19%	51,438
2013	13.406784	17.482977	30.40%	49,683
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	17.201856	20.537919	19.39%	17,767,000
2018	18.315015	17.201856	-6.08%	20,518,419
2017	16.000522	18.315015	14.47%	23,694,838
2016	14.849732	16.000522	7.75%	26,386,849
2015	14.876089	14.849732	-0.18%	28,158,210
2014	14.333814	14.876089	3.78%	29,472,567
2013	11.761815	14.333814	21.87%	30,398,117
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.919041	12.840362	7.73%	7,814,444
2018	12.189307	11.919041	-2.22%	9,228,905
2017	11.947024	12.189307	2.03%	9,870,124
2016	11.773591	11.947024	1.47%	9,850,011
2015	11.938142	11.773591	-1.38%	10,603,557
2014	11.504300	11.938142	3.77%	10,806,227
2013	11.945598	11.504300	-3.69%	10,878,758
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	19.022635	25.343648	33.23%	282,202
2018	21.247212	19.022635	-10.47%	335,001
2017	16.411534	21.247212	29.47%	383,852
2016	16.570921	16.411534	-0.96%	445,554
2015	15.734209	16.570921	5.32%	498,087
2014	15.630348	15.734209	0.66%	561,259
2013	12.291636	15.630348	27.16%	584,724
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	21.170405	27.264896	28.79%	473,744
2018	21.559589	21.170405	-1.81%	557,327
2017	17.065869	21.559589	26.33%	672,738
2016	15.829159	17.065869	7.81%	801,464
2015	15.046269	15.829159	5.20%	950,293
2014	14.085094	15.046269	6.82%	1,077,342
2013	10.993629	14.085094	28.12%	1,144,837
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.441755	21.666459	24.22%	5,170,270
2018	18.039988	17.441755	-3.32%	5,923,488
2017	14.967386	18.039988	20.53%	7,189,984
2016	13.629860	14.967386	9.81%	8,565,009
2015	13.640203	13.629860	-0.08%	9,422,763
2014	12.518558	13.640203	8.96%	10,126,977
2013	9.524179	12.518558	31.44%	11,011,611
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.682451	18.002549	7.91%	448,371
2018	17.282878	16.682451	-3.47%	562,573
2017	16.442359	17.282878	5.11%	571,623
2016	15.309363	16.442359	7.40%	568,389
2015	15.948421	15.309363	-4.01%	625,706
2014	15.530801	15.948421	2.69%	651,484
2013	15.890146	15.530801	-2.26%	645,794
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	29.742341	37.340093	25.55%	212,556
2018	32.516002	29.742341	-8.53%	233,132
2017	27.949469	32.516002	16.34%	266,595
2016	24.047691	27.949469	16.23%	320,240
2015	26.022987	24.047691	-7.59%	384,826
2014	24.168378	26.022987	7.67%	406,472
2013	18.070541	24.168378	33.74%	437,173
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.104953	10.646588	5.36%	0
2018*	10.000000	10.104953	1.05%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.140168	26.245827	13.42%	35,948
2018	24.134655	23.140168	-4.12%	47,091
2017	22.869387	24.134655	5.53%	52,234
2016	20.265831	22.869387	12.85%	55,174
2015	21.050455	20.265831	-3.73%	76,772
2014	20.765745	21.050455	1.37%	83,690
2013	19.619773	20.765745	5.84%	11,936
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
129

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.878142	21.370002	26.61%	60,304
2018	17.975725	16.878142	-6.11%	77,726
2017	14.575396	17.975725	23.33%	86,895
2016	12.985771	14.575396	12.24%	113,678
2015	13.295423	12.985771	-2.33%	123,337
2014	12.622173	13.295423	5.33%	133,814
2013	8.896205	12.622173	41.88%	141,785
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.598109	13.916383	31.31%	618,252
2018	12.867017	10.598109	-17.63%	712,262
2017	10.368566	12.867017	24.10%	767,255
2016	10.754701	10.368566	-3.59%	918,394
2015	10.951496	10.754701	-1.80%	1,070,024
2014	11.230744	10.951496	-2.49%	1,229,740
2013	9.383592	11.230744	19.68%	1,171,002
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	29.588011	37.736115	27.54%	246,913
2018	30.017386	29.588011	-1.43%	288,655
2017	25.253129	30.017386	18.87%	347,485
2016	22.981833	25.253129	9.88%	413,936
2015	23.096328	22.981833	-0.50%	497,702
2014	20.895881	23.096328	10.53%	598,408
2013	16.162472	20.895881	29.29%	601,445
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	14.100444	17.277952	22.53%	66,192
2018	15.982846	14.100444	-11.78%	75,227
2017	13.496191	15.982846	18.42%	85,181
2016	12.599046	13.496191	7.12%	89,656
2015	12.973144	12.599046	-2.88%	88,488
2014	12.559301	12.973144	3.30%	90,738
2013	9.812976	12.559301	27.99%	89,809
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
130

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.501284	15.505293	14.84%	5,324,218
2018	14.567286	13.501284	-7.32%	6,221,707
2017	13.151370	14.567286	10.77%	7,152,648
2016	12.538101	13.151370	4.89%	7,913,293
2015	12.819763	12.538101	-2.20%	9,148,820
2014	12.434537	12.819763	3.10%	9,739,962
2013	10.971118	12.434537	13.34%	10,311,255
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	14.049013	16.698321	18.86%	12,588,905
2018	15.476198	14.049013	-9.22%	14,315,270
2017	13.518988	15.476198	14.48%	16,359,900
2016	12.742843	13.518988	6.09%	18,174,799
2015	13.064675	12.742843	-2.46%	20,442,657
2014	12.623676	13.064675	3.49%	20,674,321
2013	10.532766	12.623676	19.85%	21,534,814
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.413160	13.579727	9.40%	2,522,891
2018	12.894265	12.413160	-3.73%	2,862,486
2017	12.264060	12.894265	5.14%	3,320,031
2016	11.859292	12.264060	3.41%	3,613,940
2015	12.085949	11.859292	-1.88%	3,723,331
2014	11.831794	12.085949	2.15%	3,918,954
2013	11.406770	11.831794	3.73%	4,127,867
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.275995	12.690394	12.54%	24,145
2018	12.268198	11.275995	-8.09%	31,422
2017	10.813782	12.268198	13.45%	29,990
2016	10.363390	10.813782	4.35%	15,472
2015	10.954322	10.363390	-5.39%	16,104
2014	10.836834	10.954322	1.08%	13,430
2013*	10.000000	10.836834	8.37%	0
131

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.571843	13.202086	14.09%	46,493
2018	12.598315	11.571843	-8.15%	46,627
2017	10.819573	12.598315	16.44%	32,258
2016	10.304924	10.819573	4.99%	15,741
2015	10.959248	10.304924	-5.97%	12,123
2014	10.975511	10.959248	-0.15%	10,384
2013*	10.000000	10.975511	9.76%	2,906
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.832436	16.154317	16.79%	9,516,465
2018	15.061604	13.832436	-8.16%	10,752,305
2017	13.368844	15.061604	12.66%	12,506,999
2016	12.670096	13.368844	5.51%	14,409,163
2015	12.955579	12.670096	-2.20%	16,008,325
2014	12.533509	12.955579	3.37%	17,013,899
2013	10.762993	12.533509	16.45%	17,956,622
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	14.047477	16.972912	20.83%	1,051,357
2018	15.704238	14.047477	-10.55%	1,184,434
2017	13.455170	15.704238	16.72%	1,312,408
2016	12.650899	13.455170	6.36%	1,548,005
2015	12.993982	12.650899	-2.64%	2,045,353
2014	12.571666	12.993982	3.36%	2,224,277
2013	10.233532	12.571666	22.85%	2,439,771
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.241451	14.961128	12.99%	3,014,361
2018	14.066362	13.241451	-5.86%	3,472,087
2017	12.949443	14.066362	8.63%	3,890,671
2016	12.358450	12.949443	4.78%	4,547,728
2015	12.636825	12.358450	-2.20%	5,030,824
2014	12.282434	12.636825	2.89%	5,340,318
2013	11.169980	12.282434	9.96%	5,676,423
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
132

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.393241	16.004261	11.19%	767,433
2018	17.271425	14.393241	-16.66%	811,159
2017	14.237352	17.271425	21.31%	861,481
2016	14.243671	14.237352	-0.04%	1,044,396
2015	14.994609	14.243671	-5.01%	1,127,206
2014	16.514477	14.994609	-9.20%	1,207,317
2013	13.911205	16.514477	18.71%	1,148,859
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.812523	13.766734	7.45%	412,291
2018	13.052192	12.812523	-1.84%	485,825
2017	12.673918	13.052192	2.98%	514,573
2016	12.209832	12.673918	3.80%	565,765
2015	12.461605	12.209832	-2.02%	648,505
2014	12.043098	12.461605	3.48%	778,293
2013	12.448172	12.043098	-3.25%	725,842
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.553996	14.683495	8.33%	144,414
2018	13.914804	13.553996	-2.59%	174,287
2017	13.565257	13.914804	2.58%	189,281
2016	13.279654	13.565257	2.15%	187,076
2015	13.503984	13.279654	-1.66%	225,825
2014	13.025248	13.503984	3.68%	233,270
2013	13.452380	13.025248	-3.18%	228,619
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	31.703841	38.442305	21.25%	20,755
2018	38.951753	31.703841	-18.61%	22,242
2017	27.901948	38.951753	39.60%	25,849
2016	26.261721	27.901948	6.25%	30,202
2015	31.715737	26.261721	-17.20%	33,192
2014	34.035014	31.715737	-6.81%	36,443
133

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.229560	13.897420	5.05%	781,563
2018	13.390741	13.229560	-1.20%	926,482
2017	13.269527	13.390741	0.91%	1,040,757
2016	13.324658	13.269527	-0.41%	1,078,692
2015	13.494346	13.324658	-1.26%	1,212,680
2014	13.054852	13.494346	3.37%	1,399,106
2013	13.764967	13.054852	-5.16%	1,463,255
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.858834	9.919066	0.61%	2,308,048
2018	9.837354	9.858834	0.22%	2,565,326
2017	9.909723	9.837354	-0.73%	2,950,036
2016	10.023926	9.909723	-1.14%	3,094,334
2015	10.140543	10.023926	-1.15%	3,480,548
2014	10.258510	10.140543	-1.15%	3,644,159
2013	10.377853	10.258510	-1.15%	4,072,487
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	9.089393	10.684210	17.55%	75,220
2018	10.793413	9.089393	-15.79%	96,375
2017	8.592293	10.793413	25.62%	123,517
2016	8.637247	8.592293	-0.52%	152,119
2015	9.028520	8.637247	-4.33%	170,089
2014	9.199775	9.028520	-1.86%	163,000
2013	7.916447	9.199775	16.21%	150,517
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	10.087724	12.085909	19.81%	61,614
2018	11.884646	10.087724	-15.12%	65,553
2017	9.660025	11.884646	23.03%	68,659
2016	9.721257	9.660025	-0.63%	78,307
2015	9.972865	9.721257	-2.52%	83,826
2014	10.754329	9.972865	-7.27%	77,017
2013	8.990410	10.754329	19.62%	68,543
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
134

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	28.294948	34.607305	22.31%	217,520
2018	31.406973	28.294948	-9.91%	242,262
2017	26.827228	31.406973	17.07%	330,764
2016	24.791306	26.827228	8.21%	358,958
2015	25.332564	24.791306	-2.14%	428,700
2014	24.410332	25.332564	3.78%	425,468
2013	19.406489	24.410332	25.78%	449,801
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.790251	19.143380	14.01%	2,512,074
2018	17.852396	16.790251	-5.95%	2,630,286
2017	16.250688	17.852396	9.86%	2,883,554
2016	15.464566	16.250688	5.08%	3,161,769
2015	15.671697	15.464566	-1.32%	3,389,956
2014	15.158944	15.671697	3.38%	3,467,480
2013	13.520328	15.158944	12.12%	3,563,834
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.669523	23.320412	18.56%	4,872,186
2018	21.276316	19.669523	-7.55%	5,512,912
2017	18.746995	21.276316	13.49%	6,063,989
2016	17.602214	18.746995	6.50%	6,989,245
2015	17.902199	17.602214	-1.68%	7,334,968
2014	17.213315	17.902199	4.00%	7,636,976
2013	14.572666	17.213315	18.12%	7,623,981
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	15.221855	16.481211	8.27%	1,971,937
2018	15.682719	15.221855	-2.94%	2,128,769
2017	15.011613	15.682719	4.47%	2,505,897
2016	14.564788	15.011613	3.07%	2,705,088
2015	14.695321	14.564788	-0.89%	2,910,221
2014	14.309590	14.695321	2.70%	3,168,528
2013	13.808862	14.309590	3.63%	3,599,578
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
135

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.358351	12.687149	11.70%	20,664
2018	12.176209	11.358351	-6.72%	20,880
2017	10.801883	12.176209	12.72%	9,789
2016	10.337192	10.801883	4.50%	91,427
2015	10.807752	10.337192	-4.35%	93,897
2014	10.671417	10.807752	1.28%	89,302
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.661195	13.284778	13.92%	54,794
2018	12.557899	11.661195	-7.14%	58,963
2017	10.861216	12.557899	15.62%	40,656
2016	10.273175	10.861216	5.72%	1,345
2015	10.820654	10.273175	-5.06%	1,364
2014	10.759988	10.820654	0.56%	569
2013*	10.000000	10.759988	7.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	21.962509	25.562376	16.39%	7,794,479
2018	23.557485	21.962509	-6.77%	9,153,168
2017	21.102865	23.557485	11.63%	10,305,446
2016	19.924520	21.102865	5.91%	11,765,558
2015	20.224004	19.924520	-1.48%	13,499,194
2014	19.451473	20.224004	3.97%	14,898,496
2013	16.872314	19.451473	15.29%	15,805,772
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	25.677034	30.922114	20.43%	2,808,032
2018	28.152661	25.677034	-8.79%	3,438,950
2017	24.408297	28.152661	15.34%	4,030,213
2016	22.761033	24.408297	7.24%	4,603,410
2015	23.195107	22.761033	-1.87%	5,337,089
2014	22.356717	23.195107	3.75%	5,915,047
2013	18.481146	22.356717	20.97%	6,520,226
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
136

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	18.603051	20.868550	12.18%	2,434,066
2018	19.550246	18.603051	-4.84%	2,769,886
2017	18.109008	19.550246	7.96%	3,216,168
2016	17.330765	18.109008	4.49%	3,621,572
2015	17.537747	17.330765	-1.18%	3,979,392
2014	16.938973	17.537747	3.53%	4,291,979
2013	15.508419	16.938973	9.22%	4,729,773
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.484226	4.84%	1,053
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.785389	7.85%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	18.430804	23.724360	28.72%	218,267
2018	19.292821	18.430804	-4.47%	243,782
2017	15.026794	19.292821	28.39%	307,981
2016	14.904528	15.026794	0.82%	380,057
2015	14.620369	14.904528	1.94%	460,900
2014	13.427775	14.620369	8.88%	537,423
2013	10.106069	13.427775	32.87%	563,298
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	29.287812	39.759218	35.75%	230,485
2018	30.094108	29.287812	-2.68%	262,260
2017	23.958145	30.094108	25.61%	316,385
2016	23.456331	23.958145	2.14%	388,747
2015	22.637536	23.456331	3.62%	438,382
2014	21.094704	22.637536	7.31%	509,101
2013	15.658311	21.094704	34.72%	587,953
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
137

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	24.494329	30.673154	25.23%	247,031
2018	27.373243	24.494329	-10.52%	287,626
2017	25.536111	27.373243	7.19%	347,026
2016	21.488963	25.536111	18.83%	382,161
2015	22.749450	21.488963	-5.54%	490,308
2014	20.375888	22.749450	11.65%	523,493
2013	15.654684	20.375888	30.16%	593,461
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	40.734220	50.594527	24.21%	58,670
2018	46.505004	40.734220	-12.41%	63,344
2017	40.632983	46.505004	14.45%	73,286
2016	34.171304	40.632983	18.91%	78,416
2015	35.467680	34.171304	-3.66%	95,959
2014	32.791237	35.467680	8.16%	106,405
2013	24.932794	32.791237	31.52%	110,161
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	15.455992	17.762073	14.92%	224,061
2018	18.916023	15.455992	-18.29%	245,353
2017	15.616337	18.916023	21.13%	279,332
2016	15.047914	15.616337	3.78%	350,116
2015	16.082691	15.047914	-6.43%	372,389
2014	18.012939	16.082691	-10.72%	359,528
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.978627	18.522536	23.66%	108,836
2018	17.180002	14.978627	-12.81%	124,843
2017	15.196797	17.180002	13.05%	137,228
2016	13.247487	15.196797	14.71%	157,297
2015	13.878543	13.247487	-4.55%	178,646
2014	12.735469	13.878543	8.98%	195,282
2013	9.541471	12.735469	33.47%	220,235
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
138

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.993158	23.251775	22.42%	255,179
2018	22.126129	18.993158	-14.16%	288,061
2017	19.661842	22.126129	12.53%	330,038
2016	16.914135	19.661842	16.25%	391,704
2015	17.619336	16.914135	-4.00%	475,585
2014	15.231863	17.619336	15.67%	564,456
2013	11.357084	15.231863	34.12%	579,132
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	27.911829	37.351687	33.82%	22,513
2018	30.766229	27.911829	-9.28%	23,262
2017	24.969114	30.766229	23.22%	27,445
2016	23.375200	24.969114	6.82%	32,992
2015	23.522555	23.375200	-0.63%	36,343
2014	23.207171	23.522555	1.36%	38,573
2013	16.309138	23.207171	42.30%	41,284
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	35.839508	42.049114	17.33%	15,497
2018	43.750345	35.839508	-18.08%	16,820
2017	40.695741	43.750345	7.51%	17,978
2016	32.773322	40.695741	24.17%	19,071
2015	35.379738	32.773322	-7.37%	23,963
2014	33.523407	35.379738	5.54%	29,803
2013	24.219631	33.523407	38.41%	32,751
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	35.317881	43.763138	23.91%	33,052
2018	40.991876	35.317881	-13.84%	37,048
2017	36.632273	40.991876	11.90%	44,925
2016	30.240076	36.632273	21.14%	52,116
2015	31.182839	30.240076	-3.02%	63,923
2014	31.371196	31.182839	-0.60%	72,165
2013	22.579731	31.371196	38.94%	77,069
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
139

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.846014	22.235572	24.60%	414,156
2018	19.181710	17.846014	-6.96%	461,864
2017	16.393765	19.181710	17.01%	560,124
2016	15.061419	16.393765	8.85%	668,319
2015	15.300656	15.061419	-1.56%	810,065
2014	14.006605	15.300656	9.24%	967,081
2013	10.226827	14.006605	36.96%	974,583
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	14.075903	18.150177	28.95%	55,538
2018	14.842743	14.075903	-5.17%	65,382
2017	14.145939	14.842743	4.93%	84,050
2016	13.351815	14.145939	5.95%	96,469
2015	14.317576	13.351815	-6.75%	117,515
2014	11.262367	14.317576	27.13%	142,751
2013	11.093835	11.262367	1.52%	174,650
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.206131	20.960197	29.33%	95,910
2018	17.235668	16.206131	-5.97%	97,597
2017	14.382933	17.235668	19.83%	91,857
2016	13.061331	14.382933	10.12%	91,096
2015	13.089868	13.061331	-0.22%	90,611
2014	11.710717	13.089868	11.78%	103,960
2013*	10.000000	11.710717	17.11%	15,481
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.640381	10.947917	2.89%	314,823
2018	10.677261	10.640381	-0.35%	362,476
2017	10.633224	10.677261	0.41%	386,933
2016	10.495092	10.633224	1.32%	421,646
2015	10.653524	10.495092	-1.49%	515,109
2014	10.724502	10.653524	-0.66%	535,152
2013	10.837845	10.724502	-1.05%	500,943
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
140

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.449950	17.849018	23.52%	12,687
2018	16.489473	14.449950	-12.37%	12,748
2017	14.609064	16.489473	12.87%	18,198
2016	12.226748	14.609064	19.48%	16,262
2015	13.003827	12.226748	-5.98%	13,876
2014	12.582420	13.003827	3.35%	9,027
2013*	10.000000	12.582420	25.82%	6,646
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	17.521481	23.700330	35.26%	286,886
2018	19.070560	17.521481	-8.12%	347,824
2017	15.128127	19.070560	26.06%	427,696
2016	14.429845	15.128127	4.84%	538,917
2015	14.648357	14.429845	-1.49%	619,187
2014	14.287313	14.648357	2.53%	719,466
2013	10.427761	14.287313	37.01%	691,725
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	36.445138	47.727735	30.96%	1,014
2018	39.459338	36.445138	-7.64%	1,050
2017	32.045735	39.459338	23.13%	1,114
2016	31.122324	32.045735	2.97%	1,178
2015	31.174254	31.122324	-0.17%	1,729
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.738762	11.006621	2.49%	504,683
2018	10.754591	10.738762	-0.15%	608,268
2017	10.783265	10.754591	-0.27%	715,157
2016	10.776974	10.783265	0.06%	755,620
2015	10.882343	10.776974	-0.97%	810,343
2014	10.942194	10.882343	-0.55%	919,112
2013	11.001623	10.942194	-0.54%	948,214
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	29.821368	37.108929	24.44%	28,718
2018	32.002691	29.821368	-6.82%	29,528
2017	27.336078	32.002691	17.07%	31,947
2016	25.170871	27.336078	8.60%	32,466
2015	25.582310	25.170871	-1.61%	44,558
2014	23.445821	25.582310	9.11%	45,173
2013	17.236872	23.445821	36.02%	68,945
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
141

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.967710	12.114771	10.46%	13,301
2018	11.735218	10.967710	-6.54%	14,747
2017	10.470564	11.735218	12.08%	14,035
2016	9.381376	10.470564	11.61%	17,988
2015	10.450730	9.381376	-10.23%	23,519
2014	10.524441	10.450730	-0.70%	51,864
2013	10.635249	10.524441	-1.04%	63,504
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.635048	12.296846	5.69%	13,772
2018	12.271013	11.635048	-5.18%	19,094
2017	11.210014	12.271013	9.46%	20,983
2016	11.020101	11.210014	1.72%	25,603
2015	12.010066	11.020101	-8.24%	26,008
2014	12.113330	12.010066	-0.85%	28,913
2013	13.115558	12.113330	-7.64%	29,975
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.493435	11.807049	2.73%	972,722
2018	11.600379	11.493435	-0.92%	1,177,112
2017	11.589833	11.600379	0.09%	1,273,824
2016	11.573261	11.589833	0.14%	1,380,152
2015	11.683511	11.573261	-0.94%	1,478,292
2014	11.731651	11.683511	-0.41%	1,606,690
2013	11.895761	11.731651	-1.38%	1,549,247
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.060480	11.834983	7.00%	383,620
2018	11.261373	11.060480	-1.78%	495,238
2017	10.868481	11.261373	3.61%	493,871
2016	10.717682	10.868481	1.41%	490,044
2015	10.806099	10.717682	-0.82%	534,841
2014	10.494450	10.806099	2.97%	588,845
2013	10.839073	10.494450	-3.18%	572,913
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	10.199083	13.147119	28.90%	11,961
2018	11.275548	10.199083	-9.55%	13,104
2017*	10.000000	11.275548	12.76%	11,673
142

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.551660	18.317786	35.17%	7,863
2018	13.391484	13.551660	1.20%	8,775
2017	10.348726	13.391484	29.40%	5,244
2016*	10.000000	10.348726	3.49%	5,980
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	35.434142	45.054772	27.15%	35,910
2018	35.543945	35.434142	-0.31%	38,900
2017	28.243797	35.543945	25.85%	40,918
2016	32.000556	28.243797	-11.74%	37,813
2015	28.783452	32.000556	11.18%	57,267
2014	22.189717	28.783452	29.72%	62,253
2013	14.914208	22.189717	48.78%	55,998
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.348808	5.897768	10.26%	12,427
2018	7.560210	5.348808	-29.25%	13,371
2017	7.801719	7.560210	-3.10%	14,672
2016	5.503148	7.801719	41.77%	15,192
2015	8.387716	5.503148	-34.39%	9,012
2014	10.520797	8.387716	-20.27%	8,312
2013	9.649712	10.520797	9.03%	18,737
2012*	10.000000	9.649712	-3.50%	13,140
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.482363	6.062527	10.58%	10,011
2018	7.733308	5.482363	-29.11%	10,598
2017	7.958170	7.733308	-2.83%	11,736
2016	5.601898	7.958170	42.06%	14,940
2015	8.515254	5.601898	-34.21%	18,096
2014	10.648674	8.515254	-20.03%	20,568
2013	9.745932	10.648674	9.26%	29,409
2012*	10.000000	9.745932	-2.54%	39,062
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.805477	8.05%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.888198	38.114109	23.39%	34,985
2018	30.845782	30.888198	0.14%	35,068
2017	24.792668	30.845782	24.41%	45,232
2016	23.277094	24.792668	6.51%	54,126
2015	24.246816	23.277094	-4.00%	66,920
2014	24.998295	24.246816	-3.01%	69,846
2013	16.833485	24.998295	48.50%	60,473
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
143

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	9.767200	10.794354	10.52%	0
2018	10.995156	9.767200	-11.17%	0
2017	10.027490	10.995156	9.65%	0
2016	10.114497	10.027490	-0.86%	0
2015	10.685912	10.114497	-5.35%	0
2014	10.692939	10.685912	-0.07%	0
2013	9.961292	10.692939	7.34%	0
2012*	10.000000	9.961292	-0.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.512637	8.414255	12.00%	0
2018*	10.000000	7.512637	-24.87%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	14.889914	17.121450	14.99%	0
2018	18.335061	14.889914	-18.79%	0
2017	16.939718	18.335061	8.24%	0
2016	14.152872	16.939718	19.69%	0
2015	15.649212	14.152872	-9.56%	0
2014	14.978356	15.649212	4.48%	0
2013	11.347589	14.978356	32.00%	0
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	8.364785	8.735997	4.44%	0
2018	8.977492	8.364785	-6.82%	0
2017	9.028709	8.977492	-0.57%	0
2016	9.017992	9.028709	0.12%	0
2015	9.641619	9.017992	-6.47%	0
2014	9.732690	9.641619	-0.94%	0
2013	11.089221	9.732690	-12.23%	0
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	17.794960	22.013415	23.71%	0
2018	21.324656	17.794960	-16.55%	0
2017	19.946149	21.324656	6.91%	0
2016	16.946395	19.946149	17.70%	0
2015	17.954633	16.946395	-5.62%	0
2014	16.106579	17.954633	11.47%	0
2013	12.928986	16.106579	24.58%	0
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
144

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	11.902091	13.440810	12.93%	0
2018	13.431988	11.902091	-11.39%	0
2017	12.316128	13.431988	9.06%	0
2016	12.370469	12.316128	-0.44%	0
2015	13.029910	12.370469	-5.06%	0
2014	13.329493	13.029910	-2.25%	0
2013	12.147998	13.329493	9.73%	0
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	16.086972	18.854371	17.20%	0
2018	18.433570	16.086972	-12.73%	0
2017	17.098496	18.433570	7.81%	0
2016	14.179228	17.098496	20.59%	0
2015	15.138203	14.179228	-6.33%	0
2014	15.016379	15.138203	0.81%	0
2013	11.127340	15.016379	34.95%	0
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	14.595132	18.249181	25.04%	0
2018	15.999614	14.595132	-8.78%	0
2017	13.762068	15.999614	16.26%	0
2016	12.875559	13.762068	6.89%	0
2015	13.310458	12.875559	-3.27%	0
2014	12.271380	13.310458	8.47%	0
2013	9.715388	12.271380	26.31%	0
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	13.531650	17.592671	30.01%	0
2018	15.192843	13.531650	-10.93%	0
2017	12.471604	15.192843	21.82%	0
2016	12.081010	12.471604	3.23%	0
2015	12.948985	12.081010	-6.70%	0
2014	12.522487	12.948985	3.41%	0
2013	10.806976	12.522487	15.87%	0
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.217646	10.300416	11.75%	0
2018	10.014431	9.217646	-7.96%	0
2017*	10.000000	10.014431	0.14%	0
145

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	11.701908	14.333018	22.48%	0
2018	14.695430	11.701908	-20.37%	0
2017	13.709777	14.695430	7.19%	0
2016	10.904343	13.709777	25.73%	0
2015	12.156287	10.904343	-10.30%	0
2014	12.001765	12.156287	1.29%	0
2013*	10.000000	12.001765	20.02%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	9.150817	9.580362	4.69%	0
2018	9.619618	9.150817	-4.87%	0
2017	9.667235	9.619618	-0.49%	0
2016	9.735534	9.667235	-0.70%	0
2015	10.196591	9.735534	-4.52%	0
2014	10.271683	10.196591	-0.73%	0
2013	10.631079	10.271683	-3.38%	0
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.087614	10.020360	23.90%	0
2018*	10.000000	8.087614	-19.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	11.195387	12.427428	11.00%	0
2018	12.196587	11.195387	-8.21%	0
2017	11.273707	12.196587	8.19%	0
2016	11.170090	11.273707	0.93%	0
2015	11.709818	11.170090	-4.61%	0
2014	11.717031	11.709818	-0.06%	0
2013	10.793496	11.717031	8.56%	0
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	11.809432	13.576704	14.96%	0
2018	13.114442	11.809432	-9.95%	0
2017	11.760924	13.114442	11.51%	0
2016	11.589778	11.760924	1.48%	0
2015	12.141093	11.589778	-4.54%	0
2014	12.103975	12.141093	0.31%	0
2013	10.914762	12.103975	10.90%	0
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
146

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	12.582736	14.976588	19.02%	0
2018	14.273651	12.582736	-11.85%	0
2017	12.330200	14.273651	15.76%	0
2016	12.085540	12.330200	2.02%	0
2015	12.669441	12.085540	-4.61%	0
2014	12.612878	12.669441	0.45%	0
2013	10.832727	12.612878	16.43%	0
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	15.536965	19.560074	25.89%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	8.639658	9.099540	5.32%	0
2018	11.978256	8.639658	-27.87%	0
2017	12.845419	11.978256	-6.75%	0
2016	10.031930	12.845419	28.05%	0
2015	13.200824	10.031930	-24.01%	0
2014	15.780586	13.200824	-16.35%	0
2013	13.254605	15.780586	19.06%	0
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	11.641477	14.190601	21.90%	0
2018	13.275648	11.641477	-12.31%	0
2017	12.287070	13.275648	8.05%	0
2016	10.883423	12.287070	12.90%	0
2015	11.851132	10.883423	-8.17%	0
2014	11.391837	11.851132	4.03%	0
2013	9.292663	11.391837	22.59%	0
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	16.917419	21.736283	28.48%	0
2018	17.721670	16.917419	-4.54%	0
2017	13.704930	17.721670	29.31%	0
2016	14.211093	13.704930	-3.56%	0
2015	13.861599	14.211093	2.52%	0
2014	13.020293	13.861599	6.46%	0
2013	9.982734	13.020293	30.43%	0
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
147

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	9.226624	9.680515	4.92%	0
2018	9.699671	9.226624	-4.88%	0
2017	9.724950	9.699671	-0.26%	0
2016	9.704962	9.724950	0.21%	0
2015	10.206664	9.704962	-4.92%	0
2014	10.076901	10.206664	1.29%	0
2013	10.729652	10.076901	-6.08%	0
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	15.121063	17.861420	18.12%	0
2018	18.505451	15.121063	-18.29%	0
2017	16.006674	18.505451	15.61%	0
2016	14.911177	16.006674	7.35%	0
2015	15.806265	14.911177	-5.66%	0
2014	15.544538	15.806265	1.68%	0
2013	11.929551	15.544538	30.30%	0
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	9.389128	11.480520	22.27%	0
2018	11.529100	9.389128	-18.56%	0
2017	9.247213	11.529100	24.68%	0
2016	10.177704	9.247213	-9.14%	0
2015	10.274275	10.177704	-0.94%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	11.738511	15.096069	28.60%	0
2018	14.840441	11.738511	-20.90%	0
2017	12.993002	14.840441	14.22%	0
2016	12.397493	12.993002	4.80%	0
2015	13.353713	12.397493	-7.16%	0
2014	13.073209	13.353713	2.15%	0
2013	10.471159	13.073209	24.85%	0
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	9.493962	10.912918	14.95%	0
2018	10.959826	9.493962	-13.37%	0
2017	10.204549	10.959826	7.40%	0
2016	9.400494	10.204549	8.55%	0
2015	10.451970	9.400494	-10.06%	0
2014	10.597072	10.451970	-1.37%	0
2013	8.927686	10.597072	18.70%	0
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
148

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.254028	12.525883	11.30%	0
2018	12.265906	11.254028	-8.25%	0
2017	11.660724	12.265906	5.19%	0
2016	10.662461	11.660724	9.36%	0
2015	11.962348	10.662461	-10.87%	0
2014	11.923431	11.962348	0.33%	0
2013	10.911805	11.923431	9.27%	0
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	14.644397	18.149376	23.93%	0
2018	16.090944	14.644397	-8.99%	0
2017	13.915703	16.090944	15.63%	0
2016	12.503056	13.915703	11.30%	0
2015	13.531289	12.503056	-7.60%	0
2014	12.977736	13.531289	4.27%	0
2013	10.434372	12.977736	24.37%	0
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	13.796166	16.716602	21.17%	0
2018	16.516568	13.796166	-16.47%	0
2017	15.562857	16.516568	6.13%	0
2016	12.463553	15.562857	24.87%	0
2015	14.033253	12.463553	-11.19%	0
2014	14.550365	14.033253	-3.55%	0
2013	11.136396	14.550365	30.66%	0
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	8.656168	10.517516	21.50%	0
2018	10.722312	8.656168	-19.27%	0
2017	7.961648	10.722312	34.67%	0
2016	7.068071	7.961648	12.64%	0
2015	9.167879	7.068071	-22.90%	0
2014*	10.000000	9.167879	-8.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.622157	9.304667	7.92%	0
2018	10.635480	8.622157	-18.93%	0
2017	9.502453	10.635480	11.92%	0
2016	9.244280	9.502453	2.79%	0
2015	10.309117	9.244280	-10.33%	0
2014	12.096765	10.309117	-14.78%	0
149

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.488938	8.304748	-2.17%	0
2018	8.685673	8.488938	-2.27%	0
2017	8.884868	8.685673	-2.24%	0
2016	8.999175	8.884868	-1.27%	0
2015	9.806207	8.999175	-8.23%	0
2014*	10.000000	9.806207	-1.94%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	9.792312	10.511818	7.35%	0
2018	10.676358	9.792312	-8.28%	0
2017	9.841041	10.676358	8.49%	0
2016	9.833972	9.841041	0.07%	0
2015	10.887932	9.833972	-9.68%	0
2014	10.922474	10.887932	-0.32%	0
2013	10.028721	10.922474	8.91%	0
2012*	10.000000	10.028721	0.29%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.226473	9.628812	4.36%	0
2018*	10.000000	9.226473	-7.74%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.230573	8.288824	0.71%	0
2018	9.043378	8.230573	-8.99%	0
2017	9.094700	9.043378	-0.56%	0
2016	9.528524	9.094700	-4.55%	0
2015	9.755546	9.528524	-2.33%	0
2014	9.719712	9.755546	0.37%	0
2013*	10.000000	9.719712	-2.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	14.516980	18.993226	30.83%	0
2018	15.754365	14.516980	-7.85%	0
2017	12.930734	15.754365	21.84%	0
2016	13.215457	12.930734	-2.15%	0
2015	13.155620	13.215457	0.45%	0
2014	12.682127	13.155620	3.73%	0
2013	9.459508	12.682127	34.07%	0
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.164659	13.387689	19.91%	0
2018	13.172982	11.164659	-15.25%	0
2017	11.979055	13.172982	9.97%	0
2016	11.036969	11.979055	8.54%	0
2015	12.023654	11.036969	-8.21%	0
2014	12.035959	12.023654	-0.10%	0
2013	9.769450	12.035959	23.20%	0
2012*	10.000000	9.769450	-2.31%	0
150

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.700391	17.271501	26.07%	0
2018	16.499852	13.700391	-16.97%	0
2017	12.619359	16.499852	30.75%	0
2016	13.178118	12.619359	-4.24%	0
2015	13.254831	13.178118	-0.58%	0
2014	13.543136	13.254831	-2.13%	0
2013	11.120308	13.543136	21.79%	0
2012	9.588004	11.120308	15.98%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.413896	8.924798	6.07%	0
2018	9.192992	8.413896	-8.47%	0
2017	9.039223	9.192992	1.70%	0
2016	8.868927	9.039223	1.92%	0
2015	9.484525	8.868927	-6.49%	0
2014	9.649596	9.484525	-1.71%	0
2013	10.099245	9.649596	-4.45%	0
2012*	10.000000	10.099245	0.99%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	13.443372	16.984056	26.34%	0
2018	15.257086	13.443372	-11.89%	0
2017	13.638384	15.257086	11.87%	0
2016	12.776205	13.638384	6.75%	0
2015	12.921010	12.776205	-1.12%	0
2014	12.204099	12.921010	5.87%	0
2013	9.681704	12.204099	26.05%	0
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	14.955970	18.091186	20.96%	0
2018	17.437121	14.955970	-14.23%	0
2017	15.960179	17.437121	9.25%	0
2016	14.141315	15.960179	12.86%	0
2015	15.702988	14.141315	-9.95%	0
2014	14.665152	15.702988	7.08%	0
2013	10.874129	14.665152	34.86%	0
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	11.358571	13.265233	16.79%	0
2018	12.528556	11.358571	-9.34%	0
2017	11.044301	12.528556	13.44%	0
2016	11.818742	11.044301	-6.55%	0
2015	13.446628	11.818742	-12.11%	0
2014	14.801132	13.446628	-9.15%	0
2013	12.333858	14.801132	20.00%	0
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
151

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	10.542029	11.241479	6.63%	0
2018	11.232842	10.542029	-6.15%	0
2017	10.978424	11.232842	2.32%	0
2016	9.851619	10.978424	11.44%	0
2015	10.987656	9.851619	-10.34%	0
2014	11.243220	10.987656	-2.27%	0
2013	10.609780	11.243220	5.97%	0
2012*	10.000000	10.609780	6.10%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	13.654713	18.063375	32.29%	0
2018	14.250315	13.654713	-4.18%	0
2017	11.708362	14.250315	21.71%	0
2016	11.504023	11.708362	1.78%	0
2015	12.731952	11.504023	-9.64%	0
2014	12.307771	12.731952	3.45%	0
2013	9.876747	12.307771	24.61%	0
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.644247	27.093964	31.24%	0
2018	21.168288	20.644247	-2.48%	0
2017	16.977514	21.168288	24.68%	0
2016	17.364057	16.977514	-2.23%	0
2015	16.175427	17.364057	7.35%	0
2014	15.550195	16.175427	4.02%	0
2013	12.388378	15.550195	25.52%	0
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	19.599708	27.221005	38.88%	0
2018	20.258547	19.599708	-3.25%	0
2017	14.575005	20.258547	39.00%	0
2016	13.347332	14.575005	9.20%	0
2015	13.300098	13.347332	0.36%	0
2014	12.683068	13.300098	4.86%	0
2013	9.767927	12.683068	29.84%	0
2012*	10.000000	9.767927	-2.32%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.509584	12.770489	21.51%	0
2018	12.917035	10.509584	-18.64%	0
2017	10.295715	12.917035	25.46%	0
2016	11.506629	10.295715	-10.52%	0
2015	13.157507	11.506629	-12.55%	0
2014	15.609504	13.157507	-15.71%	0
2013	14.242588	15.609504	9.60%	0
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
152

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	13.477976	18.260649	35.49%	0
2018	14.303440	13.477976	-5.77%	0
2017	11.804506	14.303440	21.17%	0
2016	11.312390	11.804506	4.35%	0
2015	12.054839	11.312390	-6.16%	0
2014	13.588943	12.054839	-11.29%	0
2013	10.033671	13.588943	35.43%	0
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	14.306122	17.767792	24.20%	0
2018	16.645532	14.306122	-14.05%	0
2017	14.789120	16.645532	12.55%	0
2016	13.552539	14.789120	9.12%	0
2015	14.265219	13.552539	-5.00%	0
2014	13.497946	14.265219	5.68%	0
2013	10.379802	13.497946	30.04%	0
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.651055	6.51%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	14.018142	16.892223	20.50%	0
2018	16.196236	14.018142	-13.45%	0
2017	13.315241	16.196236	21.64%	0
2016	13.369233	13.315241	-0.40%	0
2015	13.112024	13.369233	1.96%	0
2014	13.519477	13.112024	-3.01%	0
2013	11.044805	13.519477	22.41%	0
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.458610	15.338867	33.86%	0
2018	11.883034	11.458610	-3.57%	0
2017	9.671478	11.883034	22.87%	0
2016	9.527221	9.671478	1.51%	0
2015*	10.000000	9.527221	-4.73%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	8.939505	9.482704	6.08%	0
2018	9.409553	8.939505	-5.00%	0
2017	9.264548	9.409553	1.57%	0
2016	9.124770	9.264548	1.53%	0
2015	9.594776	9.124770	-4.90%	0
2014	9.301251	9.594776	3.16%	0
2013	9.755546	9.301251	-4.66%	0
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
153

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	14.183716	16.866770	18.92%	0
2018	15.938534	14.183716	-11.01%	0
2017	14.140501	15.938534	12.72%	0
2016	13.281759	14.140501	6.47%	0
2015	14.919107	13.281759	-10.97%	0
2014	15.885045	14.919107	-6.08%	0
2013	12.555900	15.885045	26.51%	0
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	11.718730	13.573972	15.83%	0
2018	12.863184	11.718730	-8.90%	0
2017	11.582149	12.863184	11.06%	0
2016	11.078807	11.582149	4.54%	0
2015	11.439909	11.078807	-3.16%	0
2014	11.362013	11.439909	0.69%	0
2013	9.609912	11.362013	18.23%	0
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	8.120150	8.486821	4.52%	0
2018	8.561155	8.120150	-5.15%	0
2017	8.648367	8.561155	-1.01%	0
2016	8.784254	8.648367	-1.55%	0
2015	9.181052	8.784254	-4.32%	0
2014	9.119521	9.181052	0.67%	0
2013	9.760671	9.119521	-6.57%	0
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	12.958975	16.750089	29.25%	0
2018	14.922572	12.958975	-13.16%	0
2017	11.879527	14.922572	25.62%	0
2016	12.362806	11.879527	-3.91%	0
2015	12.099706	12.362806	2.17%	0
2014	12.389636	12.099706	-2.34%	0
2013	10.042681	12.389636	23.37%	0
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
154

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	14.421807	18.019406	24.95%	0
2018	15.141447	14.421807	-4.75%	0
2017	12.352798	15.141447	22.58%	0
2016	11.808987	12.352798	4.61%	0
2015	11.570249	11.808987	2.06%	0
2014	11.164332	11.570249	3.64%	0
2013	8.981814	11.164332	24.30%	0
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	12.247382	14.759987	20.52%	0
2018	13.059481	12.247382	-6.22%	0
2017	11.167264	13.059481	16.94%	0
2016	10.481181	11.167264	6.55%	0
2015	10.811871	10.481181	-3.06%	0
2014	10.228022	10.811871	5.71%	0
2013	8.020719	10.228022	27.52%	0
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	9.485402	9.930609	4.69%	0
2018	10.130832	9.485402	-6.37%	0
2017	9.933746	10.130832	1.98%	0
2016	9.532898	9.933746	4.20%	0
2015	10.236398	9.532898	-6.87%	0
2014	10.274987	10.236398	-0.38%	0
2013	10.836176	10.274987	-5.18%	0
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	12.462720	15.179593	21.80%	0
2018	14.046661	12.462720	-11.28%	0
2017	12.444088	14.046661	12.88%	0
2016	11.035280	12.444088	12.77%	0
2015	12.309270	11.035280	-10.35%	0
2014	11.783711	12.309270	4.46%	0
2013	9.081412	11.783711	29.76%	0
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.902362	10.121818	2.22%	0
2018*	10.000000	9.902362	-0.98%	0
155

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	11.577514	12.739611	10.04%	0
2018	12.448656	11.577514	-7.00%	0
2017	12.157802	12.448656	2.39%	0
2016	11.104066	12.157802	9.49%	0
2015	11.888922	11.104066	-6.60%	0
2014	12.088915	11.888922	-1.65%	0
2013	11.773079	12.088915	2.68%	0
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.216236	15.005898	22.84%	0
2018	13.413415	12.216236	-8.93%	0
2017	11.209456	13.413415	19.66%	0
2016	10.293195	11.209456	8.90%	0
2015	10.862897	10.293195	-5.24%	0
2014	10.630105	10.862897	2.19%	0
2013	7.722407	10.630105	37.65%	0
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	7.670797	9.772066	27.39%	0
2018	9.601436	7.670797	-20.11%	0
2017	7.974205	9.601436	20.41%	0
2016	8.524915	7.974205	-6.46%	0
2015	8.948081	8.524915	-4.73%	0
2014	9.458625	8.948081	-5.40%	0
2013	8.145900	9.458625	16.12%	0
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	13.616711	16.848393	23.73%	0
2018	14.241860	13.616711	-4.39%	0
2017	12.348697	14.241860	15.33%	0
2016	11.582659	12.348697	6.61%	0
2015	11.998495	11.582659	-3.47%	0
2014	11.189291	11.998495	7.23%	0
2013	8.920697	11.189291	25.43%	0
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
156

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	10.205920	12.132684	18.88%	0
2018	11.926561	10.205920	-14.43%	0
2017	10.379721	11.926561	14.90%	0
2016	9.986924	10.379721	3.93%	0
2015	10.599910	9.986924	-5.78%	0
2014	10.577484	10.599910	0.21%	0
2013	8.518558	10.577484	24.17%	0
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	9.772738	10.888462	11.42%	0
2018	10.870696	9.772738	-10.10%	0
2017	10.115006	10.870696	7.47%	0
2016	9.939102	10.115006	1.77%	0
2015	10.475063	9.939102	-5.12%	0
2014	10.472854	10.475063	0.02%	0
2013	9.524457	10.472854	9.96%	0
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	10.169058	11.726097	15.31%	0
2018	11.548840	10.169058	-11.95%	0
2017	10.397593	11.548840	11.07%	0
2016	10.101252	10.397593	2.93%	0
2015	10.675039	10.101252	-5.38%	0
2014	10.632027	10.675039	0.40%	0
2013	9.143751	10.632027	16.28%	0
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	8.985318	9.536452	6.13%	0
2018	9.622363	8.985318	-6.62%	0
2017	9.432758	9.622363	2.01%	0
2016	9.401207	9.432758	0.34%	0
2015	9.875655	9.401207	-4.80%	0
2014	9.965371	9.875655	-0.90%	0
2013	9.902913	9.965371	0.63%	0
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	9.496580	10.368886	9.19%	0
2018	10.651998	9.496580	-10.85%	0
2017	9.677052	10.651998	10.07%	0
2016	9.558434	9.677052	1.24%	0
2015	10.414402	9.558434	-8.22%	0
2014	10.619665	10.414402	-1.93%	0
2013*	10.000000	10.619665	6.20%	0
157

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	9.745743	10.786953	10.68%	0
2018	10.938630	9.745743	-10.91%	0
2017	9.682203	10.938630	12.98%	0
2016	9.504488	9.682203	1.87%	0
2015	10.419078	9.504488	-8.78%	0
2014	10.755575	10.419078	-3.13%	0
2013*	10.000000	10.755575	7.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	10.012414	11.344198	13.30%	0
2018	11.239560	10.012414	-10.92%	0
2017	10.282221	11.239560	9.31%	0
2016	10.043683	10.282221	2.38%	0
2015	10.585992	10.043683	-5.12%	0
2014	10.556171	10.585992	0.28%	0
2013	9.343715	10.556171	12.98%	0
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	10.167787	11.918721	17.22%	0
2018	11.718858	10.167787	-13.24%	0
2017	10.348367	11.718858	13.24%	0
2016	10.028247	10.348367	3.19%	0
2015	10.617161	10.028247	-5.55%	0
2014	10.588111	10.617161	0.27%	0
2013	8.883859	10.588111	19.18%	0
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	9.584753	10.506419	9.62%	0
2018	10.496945	9.584753	-8.69%	0
2017	9.959784	10.496945	5.39%	0
2016	9.796775	9.959784	1.66%	0
2015	10.325676	9.796775	-5.12%	0
2014	10.344849	10.325676	-0.19%	0
2013	9.697221	10.344849	6.68%	0
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	10.738236	11.583840	7.87%	0
2018	13.284522	10.738236	-19.17%	0
2017	11.286460	13.284522	17.70%	0
2016	11.637959	11.286460	-3.02%	0
2015	12.628693	11.637959	-7.85%	0
2014	14.336903	12.628693	-11.91%	0
2013	12.448220	14.336903	15.17%	0
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
158

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	9.274644	9.668016	4.24%	0
2018	9.740426	9.274644	-4.78%	0
2017	9.748227	9.740426	-0.08%	0
2016	9.679314	9.748227	0.71%	0
2015	10.182828	9.679314	-4.94%	0
2014	10.143541	10.182828	0.39%	0
2013	10.807327	10.143541	-6.14%	0
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	9.811434	10.311909	5.10%	0
2018	10.384216	9.811434	-5.52%	0
2017	10.433872	10.384216	-0.48%	0
2016	10.527503	10.433872	-0.89%	0
2015	11.034706	10.527503	-4.60%	0
2014	10.970884	11.034706	0.58%	0
2013	11.679281	10.970884	-6.07%	0
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	10.007065	11.771942	17.64%	0
2018	12.675666	10.007065	-21.05%	0
2017	9.357902	12.675666	35.45%	0
2016	9.077849	9.357902	3.09%	0
2015	11.300836	9.077849	-19.67%	0
2014	12.500558	11.300836	-9.60%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.410258	8.571201	1.91%	0
2018	8.776061	8.410258	-4.17%	0
2017	8.963377	8.776061	-2.09%	0
2016	9.276716	8.963377	-3.38%	0
2015	9.683898	9.276716	-4.20%	0
2014	9.656681	9.683898	0.28%	0
2013	10.495254	9.656681	-7.99%	0
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.520001	6.364064	-2.39%	0
2018	6.707031	6.520001	-2.79%	0
2017	6.963631	6.707031	-3.68%	0
2016	7.259961	6.963631	-4.08%	0
2015	7.570343	7.259961	-4.10%	0
2014	7.893995	7.570343	-4.10%	0
2013	8.231486	7.893995	-4.10%	0
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
159

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	6.578740	7.502298	14.04%	0
2018	8.053961	6.578740	-18.32%	0
2017	6.607987	8.053961	21.88%	0
2016	6.846322	6.607987	-3.48%	0
2015	7.376743	6.846322	-7.19%	0
2014	7.747953	7.376743	-4.79%	0
2013	6.872128	7.747953	12.74%	0
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	6.871363	7.986842	16.23%	0
2018	8.346012	6.871363	-17.67%	0
2017	6.991694	8.346012	19.37%	0
2016	7.251843	6.991694	-3.59%	0
2015	7.668518	7.251843	-5.43%	0
2014	8.523923	7.668518	-10.04%	0
2013	7.344911	8.523923	16.05%	0
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	12.016859	14.259192	18.66%	0
2018	13.751463	12.016859	-12.61%	0
2017	12.106315	13.751463	13.59%	0
2016	11.530656	12.106315	4.99%	0
2015	12.144930	11.530656	-5.06%	0
2014	12.062809	12.144930	0.68%	0
2013	9.884871	12.062809	22.03%	0
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	12.527425	13.856955	10.61%	0
2018	13.732106	12.527425	-8.77%	0
2017	12.883369	13.732106	6.59%	0
2016	12.636158	12.883369	1.96%	0
2015	13.199355	12.636158	-4.27%	0
2014	13.160239	13.199355	0.30%	0
2013	12.098628	13.160239	8.77%	0
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
160

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	14.675863	16.880737	15.02%	0
2018	16.366073	14.675863	-10.33%	0
2017	14.862610	16.366073	10.12%	0
2016	14.383008	14.862610	3.33%	0
2015	15.078197	14.383008	-4.61%	0
2014	14.943981	15.078197	0.90%	0
2013	13.040451	14.943981	14.60%	0
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	8.964197	9.416223	5.04%	0
2018	9.521338	8.964197	-5.85%	0
2017	9.393419	9.521338	1.36%	0
2016	9.393353	9.393419	0.00%	0
2015	9.769107	9.393353	-3.85%	0
2014	9.805299	9.769107	-0.37%	0
2013	9.753248	9.805299	0.53%	0
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	9.565992	10.366261	8.37%	0
2018	10.572146	9.565992	-9.52%	0
2017	9.666431	10.572146	9.37%	0
2016	9.534300	9.666431	1.39%	0
2015	10.275038	9.534300	-7.21%	0
2014	10.457541	10.275038	-1.75%	0
2013*	10.000000	10.457541	4.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	9.821082	10.854614	10.52%	0
2018	10.903611	9.821082	-9.93%	0
2017	9.719540	10.903611	12.18%	0
2016	9.475238	9.719540	2.58%	0
2015	10.287289	9.475238	-7.89%	0
2014	10.544348	10.287289	-2.44%	0
2013*	10.000000	10.544348	5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	10.898412	12.306300	12.92%	0
2018	12.051674	10.898412	-9.57%	0
2017	11.126945	12.051674	8.31%	0
2016	10.827828	11.126945	2.76%	0
2015	11.328719	10.827828	-4.42%	0
2014	11.231160	11.328719	0.87%	0
2013	10.041522	11.231160	11.85%	0
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
161

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.642642	13.602569	16.83%	0
2018	13.160282	11.642642	-11.53%	0
2017	11.759745	13.160282	11.91%	0
2016	11.302410	11.759745	4.05%	0
2015	11.872336	11.302410	-4.80%	0
2014	11.795240	11.872336	0.65%	0
2013	10.050284	11.795240	17.36%	0
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.040437	10.927091	8.83%	0
2018	10.878174	10.040437	-7.70%	0
2017	10.385220	10.878174	4.75%	0
2016	10.243727	10.385220	1.38%	0
2015	10.684974	10.243727	-4.13%	0
2014	10.637628	10.684974	0.45%	0
2013	10.038783	10.637628	5.97%	0
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.274048	2.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.569098	5.69%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	13.340999	16.660325	24.88%	0
2018	14.397218	13.340999	-7.34%	0
2017	11.557316	14.397218	24.57%	0
2016	11.814883	11.557316	-2.18%	0
2015	11.946158	11.814883	-1.10%	0
2014	11.309170	11.946158	5.63%	0
2013	8.773161	11.309170	28.91%	0
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	21.853341	28.781702	31.70%	0
2018	23.149897	21.853341	-5.60%	0
2017	18.994585	23.149897	21.88%	0
2016	19.167124	18.994585	-0.90%	0
2015	19.067063	19.167124	0.52%	0
2014	18.314135	19.067063	4.11%	0
2013	14.012243	18.314135	30.70%	0
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
162

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	18.276012	22.203595	21.49%	0
2018	21.056257	18.276012	-13.20%	0
2017	20.245408	21.056257	4.01%	0
2016	17.559192	20.245408	15.30%	0
2015	19.161211	17.559192	-8.36%	0
2014	17.689859	19.161211	8.32%	0
2013	14.008758	17.689859	26.28%	0
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	16.329966	19.677656	20.50%	0
2018	19.220630	16.329966	-15.04%	0
2017	17.308566	19.220630	11.05%	0
2016	15.002323	17.308566	15.37%	0
2015	16.050561	15.002323	-6.53%	0
2014	15.295882	16.050561	4.93%	0
2013	11.987698	15.295882	27.60%	0
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	6.119645	6.822867	11.49%	0
2018	7.721541	6.119645	-20.75%	0
2017	6.570000	7.721541	17.53%	0
2016	6.525086	6.570000	0.69%	0
2015	7.188495	6.525086	-9.23%	0
2014	8.299124	7.188495	-13.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	10.841386	13.006465	19.97%	0
2018	12.819680	10.841386	-15.43%	0
2017	11.687451	12.819680	9.69%	0
2016	10.500750	11.687451	11.30%	0
2015	11.339509	10.500750	-7.40%	0
2014	10.725662	11.339509	5.72%	0
2013	8.282693	10.725662	29.49%	0
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	13.747691	16.328023	18.77%	0
2018	16.511313	13.747691	-16.74%	0
2017	15.122214	16.511313	9.19%	0
2016	13.407788	15.122214	12.79%	0
2015	14.396575	13.407788	-6.87%	0
2014	12.828519	14.396575	12.22%	0
2013	9.859111	12.828519	30.12%	0
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
163

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	12.466792	16.185333	29.83%	0
2018	14.167242	12.466792	-12.00%	0
2017	11.850246	14.167242	19.55%	0
2016	11.434051	11.850246	3.64%	0
2015	11.860174	11.434051	-3.59%	0
2014	12.061169	11.860174	-1.67%	0
2013	8.736566	12.061169	38.05%	0
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	12.475302	14.200012	13.82%	0
2018	15.700606	12.475302	-20.54%	0
2017	15.052283	15.700606	4.31%	0
2016	12.493635	15.052283	20.48%	0
2015	13.902320	12.493635	-10.13%	0
2014	13.578101	13.902320	2.39%	0
2013	10.111185	13.578101	34.29%	0
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	13.474773	16.198677	20.21%	0
2018	16.123882	13.474773	-16.43%	0
2017	14.850904	16.123882	8.57%	0
2016	12.635347	14.850904	17.53%	0
2015	13.430195	12.635347	-5.92%	0
2014	13.927070	13.430195	-3.57%	0
2013	10.332175	13.927070	34.79%	0
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	12.917091	15.614117	20.88%	0
2018	14.313625	12.917091	-9.76%	0
2017	12.608255	14.313625	13.53%	0
2016	11.938850	12.608255	5.61%	0
2015	12.501606	11.938850	-4.50%	0
2014	11.796294	12.501606	5.98%	0
2013	8.877700	11.796294	32.88%	0
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
164

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	10.187527	12.744443	25.10%	0
2018	11.075073	10.187527	-8.01%	0
2017	10.878741	11.075073	1.80%	0
2016	10.582705	10.878741	2.80%	0
2015	11.697362	10.582705	-9.53%	0
2014	9.484011	11.697362	23.34%	0
2013	9.629520	9.484011	-1.51%	0
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	13.649285	17.126663	25.48%	0
2018	14.965690	13.649285	-8.80%	0
2017	12.871453	14.965690	16.27%	0
2016	12.047172	12.871453	6.84%	0
2015	12.444914	12.047172	-3.20%	0
2014	11.476120	12.444914	8.44%	0
2013*	10.000000	11.476120	14.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	7.702029	7.688164	-0.18%	0
2018	7.967814	7.702029	-3.34%	0
2017	8.178355	7.967814	-2.57%	0
2016	8.319721	8.178355	-1.70%	0
2015	8.705137	8.319721	-4.43%	0
2014	9.032704	8.705137	-3.63%	0
2013	9.408981	9.032704	-4.00%	0
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.169811	14.584003	19.84%	0
2018	14.317541	12.169811	-15.00%	0
2017	13.073768	14.317541	9.51%	0
2016	11.277292	13.073768	15.93%	0
2015	12.363131	11.277292	-8.78%	0
2014	12.330530	12.363131	0.26%	0
2013*	10.000000	12.330530	23.31%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	12.682081	16.642479	31.23%	0
2018	14.230712	12.682081	-10.88%	0
2017	11.634857	14.230712	22.31%	0
2016	11.438205	11.634857	1.72%	0
2015	11.968717	11.438205	-4.43%	0
2014	12.032943	11.968717	-0.53%	0
2013	9.052291	12.032943	32.93%	0
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
165

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	16.652443	21.156882	27.05%	0
2018	18.587934	16.652443	-10.41%	0
2017	15.558405	18.587934	19.47%	0
2016	15.573607	15.558405	-0.10%	0
2015	16.079589	15.573607	-3.15%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.032374	6.992697	-0.56%	0
2018	7.260585	7.032374	-3.14%	0
2017	7.503271	7.260585	-3.23%	0
2016	7.728930	7.503271	-2.92%	0
2015	8.044598	7.728930	-3.92%	0
2014	8.337678	8.044598	-3.52%	0
2013	8.640862	8.337678	-3.51%	0
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	14.414430	17.401777	20.72%	0
2018	15.947614	14.414430	-9.61%	0
2017	14.039728	15.947614	13.59%	0
2016	13.324185	14.039728	5.37%	0
2015	13.958577	13.324185	-4.54%	0
2014	13.186323	13.958577	5.86%	0
2013	9.992252	13.186323	31.97%	0
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	8.961723	9.603609	7.16%	0
2018	9.885575	8.961723	-9.35%	0
2017	9.090667	9.885575	8.74%	0
2016	8.394764	9.090667	8.29%	0
2015	9.639564	8.394764	-12.91%	0
2014	10.006228	9.639564	-3.66%	0
2013	10.422665	10.006228	-4.00%	0
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	8.680575	8.900536	2.53%	0
2018	9.438242	8.680575	-8.03%	0
2017	8.886672	9.438242	6.21%	0
2016	9.004115	8.886672	-1.30%	0
2015	10.114841	9.004115	-10.98%	0
2014	10.515635	10.114841	-3.81%	0
2013	11.735908	10.515635	-10.40%	0
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
166

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	8.574940	8.546029	-0.34%	0
2018	8.922438	8.574940	-3.89%	0
2017	9.187782	8.922438	-2.89%	0
2016	9.456090	9.187782	-2.84%	0
2015	9.839829	9.456090	-3.90%	0
2014	10.184301	9.839829	-3.38%	0
2013	10.644426	10.184301	-4.32%	0
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	8.768141	9.102129	3.81%	0
2018	9.203546	8.768141	-4.73%	0
2017	9.154921	9.203546	0.53%	0
2016	9.304833	9.154921	-1.61%	0
2015	9.670180	9.304833	-3.78%	0
2014	9.680185	9.670180	-0.10%	0
2013	10.305615	9.680185	-6.07%	0
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.696283	12.126155	25.06%	0
2018	11.051483	9.696283	-12.26%	0
2017*	10.000000	11.051483	10.51%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.578058	16.494545	31.14%	0
2018	12.814042	12.578058	-1.84%	0
2017	10.205912	12.814042	25.56%	0
2016*	10.000000	10.205912	2.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	27.256053	33.622070	23.36%	0
2018	28.186929	27.256053	-3.30%	0
2017	23.084474	28.186929	22.10%	0
2016	26.957677	23.084474	-14.37%	0
2015	24.993402	26.957677	7.86%	0
2014	19.860022	24.993402	25.85%	0
2013	13.758420	19.860022	44.35%	0
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0
167

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.369620	4.674320	6.97%	0
2018	6.367569	4.369620	-31.38%	0
2017	6.772512	6.367569	-5.98%	0
2016	4.923659	6.772512	37.55%	0
2015	7.736035	4.923659	-36.35%	0
2014	10.002568	7.736035	-22.66%	0
2013	9.456639	10.002568	5.77%	0
2012*	10.000000	9.456639	-5.43%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.478394	4.804561	7.28%	0
2018	6.512886	4.478394	-31.24%	0
2017	6.907802	6.512886	-5.72%	0
2016	5.011627	6.907802	37.84%	0
2015	7.853042	5.011627	-36.18%	0
2014	10.123336	7.853042	-22.43%	0
2013	9.550161	10.123336	6.00%	0
2012*	10.000000	9.550161	-4.50%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.588831	5.89%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	20.025424	23.972572	19.71%	0
2018	20.616998	20.025424	-2.87%	0
2017	17.079159	20.616998	20.71%	0
2016	16.526965	17.079159	3.34%	0
2015	17.745292	16.526965	-6.87%	0
2014	18.858407	17.745292	-5.90%	0
2013	13.089101	18.858407	44.08%	0
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
168

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
170

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a
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distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
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Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
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Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
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(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
181

Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
182

Wells Fargo GoldSM Variable Annuity
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 101. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
1

•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
2

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2
•	Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
4

Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
5

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

Capital Preservation Plus Lifetime Income Option	1.00% [13]
10

Recurring Contract Expenses
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Nationwide Lifetime Income Riders (an applicant may purchase one option):
5% Nationwide Lifetime Income Rider (no longer available)	1.00% [15]
7% Nationwide Lifetime Income Rider	1.00%
10% Nationwide Lifetime Income Rider	1.20%
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider	0.30% [16]
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Nationwide Lifetime Income Rider	1.20% [18]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
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[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	6.31%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
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The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.31%)	$1,877	$3,797	$5,440	$8,761	*	$3,297	$5,140	$8,761	$1,177	$3,297	$5,140	$8,761
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,257	$2,160	$3,051	$5,426	*	$1,660	$2,751	$5,426	$ 557	$1,660	$2,751	$5,426
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
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Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
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If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
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•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.70% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
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•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
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Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
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Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
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The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
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For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
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Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
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Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
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•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
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•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
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Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
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(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
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(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to
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each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Nationwide Lifetime Income Riders as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
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•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
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Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option. The percentage of the credit Nationwide will recapture is the same percentage (ratio) that the amount surrendered that is more than 10% of the Purchase Payments (the amount that is CDSC free) is to the sum of all Purchase Payments.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $200,000 initial deposit to his contract and receives a 3% credit of $6,000. In Contract Year two, Mr. X takes a $30,000 withdrawal. The CDSC free amount of $20,000 (10% of $200,000) is subtracted from the withdrawal amount of $30,000 to get $10,000. $10,000 is used in a ratio with the sum of all purchase payments to result in $10,000/$200,000 or 5%. The $6,000 credit is then multiplied by 5% to get $300. Thus, the amount of the original credit recaptured as a result of the $30,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection
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with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
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Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
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The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
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Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
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Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
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Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to
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take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
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The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
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	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Remaining Immediate Withdrawal Base	$56,000	$50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals,
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Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
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The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
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Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
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Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual
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basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
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First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost
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Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the
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Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous tables.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
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Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
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If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For
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most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
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Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
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For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
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(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
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Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
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(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
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(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
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The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
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If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
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On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
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Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
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•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
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(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
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How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
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1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
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This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject
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to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
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to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
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The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
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Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
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B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
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A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
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First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
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•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
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The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
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BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
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Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
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Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
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Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
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Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
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Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
110

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
111

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
112

Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term total return, consisting of capital appreciation and current income.
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
113

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.953286	13.616642	13.92%	9,079
2018	13.052099	11.953286	-8.42%	6,756
2017	11.549310	13.052099	13.01%	6,806
2016	11.302851	11.549310	2.18%	6,855
2015	11.584949	11.302851	-2.44%	5,536
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.666634	8.850860	15.45%	0
2018*	10.000000	7.666634	-23.33%	4,633
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	38.881036	46.083112	18.52%	49,653
2018	46.438955	38.881036	-16.27%	56,159
2017	41.628464	46.438955	11.56%	64,395
2016	33.745167	41.628464	23.36%	77,849
2015	36.198936	33.745167	-6.78%	90,350
2014	33.613007	36.198936	7.69%	96,177
2013	24.705828	33.613007	36.05%	102,762
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.919413	14.984262	7.65%	460,226
2018	14.490699	13.919413	-3.94%	595,732
2017	14.139658	14.490699	2.48%	654,003
2016	13.702519	14.139658	3.19%	644,890
2015	14.212713	13.702519	-3.59%	709,938
2014	13.918761	14.212713	2.11%	746,915
2013	15.385268	13.918761	-9.53%	786,321
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	26.922118	34.328318	27.51%	98,726
2018	31.293423	26.922118	-13.97%	121,920
2017	28.399743	31.293423	10.19%	147,329
2016	23.410849	28.399743	21.31%	164,075
2015	24.063288	23.410849	-2.71%	202,001
2014	20.942467	24.063288	14.90%	221,293
2013	16.309491	20.942467	28.41%	237,365
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.952447	18.568839	16.40%	71,397
2018	17.462522	15.952447	-8.65%	88,608
2017	15.535481	17.462522	12.40%	104,598
2016	15.139654	15.535481	2.61%	126,639
2015	15.470652	15.139654	-2.14%	164,113
2014	15.353952	15.470652	0.76%	230,467
2013	13.575527	15.353952	13.10%	237,382
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	42.867476	51.787051	20.81%	53,530
2018	47.645408	42.867476	-10.03%	57,804
2017	42.879658	47.645408	11.11%	66,942
2016	34.501040	42.879658	24.29%	77,614
2015	35.734867	34.501040	-3.45%	94,626
2014	34.389346	35.734867	3.91%	114,105
2013	24.723264	34.389346	39.10%	106,330
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	32.048129	41.303982	28.88%	90,621
2018	34.077341	32.048129	-5.95%	112,497
2017	28.439917	34.077341	19.82%	138,143
2016	25.816234	28.439917	10.16%	164,325
2015	25.891724	25.816234	-0.29%	198,439
2014	23.158254	25.891724	11.80%	216,720
2013	17.787890	23.158254	30.19%	264,359
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	27.567342	36.942704	34.01%	84,644
2018	30.022263	27.567342	-8.18%	121,255
2017	23.912056	30.022263	25.55%	162,997
2016	22.473903	23.912056	6.40%	211,330
2015	23.369551	22.473903	-3.83%	240,924
2014	21.925375	23.369551	6.59%	235,952
2013	18.357321	21.925375	19.44%	251,206
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.695584	11.167608	15.18%	16,862
2018	10.217584	9.695584	-5.11%	16,929
2017*	10.000000	10.217584	2.18%	16,305
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.894548	17.541952	26.25%	14,701
2018	16.924868	13.894548	-17.90%	19,336
2017	15.319916	16.924868	10.48%	17,498
2016	11.822522	15.319916	29.58%	13,805
2015	12.786348	11.822522	-7.54%	17,044
2014	12.246999	12.786348	4.40%	14,183
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.253444	10.540294	27.71%	1,103
2018*	10.000000	8.253444	-17.47%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	36.421946	47.263088	29.77%	2,903
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	26.702890	33.550948	25.65%	251,581
2018	29.536986	26.702890	-9.60%	316,131
2017	26.524303	29.536986	11.36%	360,113
2016	22.795194	26.524303	16.36%	419,351
2015	24.081035	22.795194	-5.34%	492,782
2014	22.456933	24.081035	7.23%	503,077
2013	17.772487	22.456933	26.36%	560,242
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	35.689890	47.266231	32.44%	131,389
2018	36.264168	35.689890	-1.58%	151,851
2017	27.210940	36.264168	33.27%	172,694
2016	27.376076	27.210940	-0.60%	201,870
2015	25.905931	27.376076	5.67%	255,239
2014	23.607433	25.905931	9.74%	261,070
2013	17.560229	23.607433	34.44%	273,302
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.978593	16.198752	8.15%	1,194,217
2018	15.274047	14.978593	-1.93%	1,423,699
2017	14.858137	15.274047	2.80%	1,586,518
2016	14.386323	14.858137	3.28%	1,694,324
2015	14.678405	14.386323	-1.99%	1,966,533
2014	14.059340	14.678405	4.40%	2,200,795
2013	14.523213	14.059340	-3.19%	2,167,302
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	41.642186	50.701790	21.76%	235,198
2018	49.431752	41.642186	-15.76%	270,845
2017	41.485406	49.431752	19.15%	322,987
2016	37.495992	41.485406	10.64%	388,723
2015	38.560249	37.495992	-2.76%	455,052
2014	36.789783	38.560249	4.81%	508,320
2013	27.392178	36.789783	34.31%	547,119
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	23.709025	29.881564	26.03%	125,233
2018	28.238290	23.709025	-16.04%	145,205
2017	21.975804	28.238290	28.50%	155,792
2016	23.467075	21.975804	-6.35%	179,118
2015	22.982464	23.467075	2.11%	190,955
2014	25.353374	22.982464	-9.35%	2,286
2013	19.704173	25.353374	28.67%	2,415
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	13.116311	15.540316	18.48%	33,078
2018	14.686860	13.116311	-10.69%	33,999
2017	13.267937	14.686860	10.69%	37,235
2016	11.858820	13.267937	11.88%	49,268
2015	12.791557	11.858820	-7.29%	108,243
2014	12.582030	12.791557	1.67%	148,398
2013	10.283833	12.582030	22.35%	152,077
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.519149	18.951450	14.72%	251,790
2018	17.464056	16.519149	-5.41%	294,061
2017	16.108477	17.464056	8.42%	346,240
2016	14.291261	16.108477	12.72%	444,152
2015	15.554820	14.291261	-8.12%	546,970
2014	15.041481	15.554820	3.41%	656,062
2013	13.354649	15.041481	12.63%	744,220
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	32.131629	41.046820	27.75%	55,801
2018	34.245426	32.131629	-6.17%	62,331
2017	28.735102	34.245426	19.18%	68,199
2016	25.049885	28.735102	14.71%	104,409
2015	26.300762	25.049885	-4.76%	133,935
2014	24.472041	26.300762	7.47%	121,174
2013	19.089239	24.472041	28.20%	131,595
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	37.578202	46.933333	24.90%	125,297
2018	43.636823	37.578202	-13.88%	146,326
2017	39.893682	43.636823	9.38%	172,647
2016	30.998703	39.893682	28.69%	198,333
2015	33.860639	30.998703	-8.45%	251,416
2014	34.060063	33.860639	-0.59%	289,343
2013	25.291090	34.060063	34.67%	288,682
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.983907	13.260099	10.65%	0
2018	12.673601	11.983907	-5.44%	0
2017	11.334512	12.673601	11.81%	0
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.415354	10.128138	7.57%	0
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.772763	10.144676	3.81%	220
2018	10.415636	9.772763	-6.17%	333
2017	10.163024	10.415636	2.49%	450
2016	10.330904	10.163024	-1.63%	568
2015	10.261380	10.330904	0.68%	1,255
2014	9.918609	10.261380	3.46%	2,166
2013*	10.000000	9.918609	-0.81%	1,186
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.663723	16.888278	23.60%	292
2018	15.637469	13.663723	-12.62%	301
2017	13.797174	15.637469	13.34%	302
2016	12.333799	13.797174	11.86%	1,632
2015	13.035277	12.333799	-5.38%	1,753
2014	12.659081	13.035277	2.97%	2,229
2013	9.968791	12.659081	26.99%	1,986
2012*	10.000000	9.968791	-0.31%	4,309
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	36.333309	47.212400	29.94%	42,636
2018	42.442950	36.333309	-14.39%	54,654
2017	31.495987	42.442950	34.76%	59,132
2016	31.911521	31.495987	-1.30%	66,120
2015	31.139232	31.911521	2.48%	82,003
2014	30.866879	31.139232	0.88%	97,133
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	28.799363	37.503296	30.22%	318,134
2018	31.703444	28.799363	-9.16%	375,166
2017	27.496938	31.703444	15.30%	437,012
2016	24.992254	27.496938	10.02%	526,567
2015	24.521168	24.992254	1.92%	627,127
2014	22.469491	24.521168	9.13%	740,308
2013	17.293862	22.469491	29.93%	780,116
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	39.961755	49.825481	24.68%	48,658
2018	45.191918	39.961755	-11.57%	55,067
2017	40.133466	45.191918	12.60%	64,767
2016	34.501906	40.133466	16.32%	82,149
2015	37.168245	34.501906	-7.17%	96,022
2014	33.675868	37.168245	10.37%	106,208
2013	24.226087	33.675868	39.01%	111,482
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	15.224312	18.326673	20.38%	36,493
2018	16.288345	15.224312	-6.53%	45,692
2017	13.931596	16.288345	16.92%	65,837
2016	14.464707	13.931596	-3.69%	102,953
2015	15.965561	14.464707	-9.40%	159,636
2014	17.048949	15.965561	-6.35%	195,064
2013	13.783255	17.048949	23.69%	208,088
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.901090	14.180108	9.91%	10,263
2018	13.334010	12.901090	-3.25%	11,558
2017	12.644255	13.334010	5.46%	18,095
2016	11.008964	12.644255	14.85%	24,365
2015	11.911916	11.008964	-7.58%	46,953
2014	11.825257	11.911916	0.73%	51,069
2013	10.826150	11.825257	9.23%	47,683
2012*	10.000000	10.826150	8.26%	12,199
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.710824	22.785994	36.35%	27,815
2018	16.916186	16.710824	-1.21%	24,306
2017	13.485385	16.916186	25.44%	18,877
2016	12.855627	13.485385	4.90%	18,985
2015	13.803004	12.855627	-6.86%	27,657
2014	12.944900	13.803004	6.63%	34,743
2013	10.078253	12.944900	28.44%	31,757
2012*	10.000000	10.078253	0.78%	19,328
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	44.490404	60.185942	35.28%	85,270
2018	44.250304	44.490404	0.54%	109,091
2017	34.434579	44.250304	28.51%	149,518
2016	34.170332	34.434579	0.77%	179,348
2015	30.881449	34.170332	10.65%	206,570
2014	28.801846	30.881449	7.22%	242,692
2013	22.261226	28.801846	29.38%	251,749
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	27.734388	34.737209	25.25%	14,472
2018	33.063601	27.734388	-16.12%	17,624
2017	25.570288	33.063601	29.30%	23,662
2016	27.726728	25.570288	-7.78%	27,504
2015	30.757342	27.726728	-9.85%	30,703
2014	35.398964	30.757342	-13.11%	33,859
2013	31.335568	35.398964	12.97%	42,408
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.494780	23.035041	39.65%	17,749
2018	16.979338	16.494780	-2.85%	14,059
2017	13.596154	16.979338	24.88%	10,017
2016	12.641599	13.596154	7.55%	11,409
2015	13.069092	12.641599	-3.27%	15,553
2014	14.292266	13.069092	-8.56%	17,901
2013	10.238380	14.292266	39.59%	16,886
2012*	10.000000	10.238380	2.38%	2,796
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	32.810230	42.002548	28.02%	372,970
2018	37.029118	32.810230	-11.39%	455,277
2017	31.920916	37.029118	16.00%	516,830
2016	28.381463	31.920916	12.47%	617,538
2015	28.982349	28.381463	-2.07%	754,378
2014	26.605168	28.982349	8.94%	874,805
2013	19.849130	26.605168	34.04%	910,499
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.869008	8.69%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.224748	22.636626	24.21%	219,519
2018	20.424056	18.224748	-10.77%	255,222
2017	16.291646	20.424056	25.37%	292,583
2016	15.871014	16.291646	2.65%	304,136
2015	15.101235	15.871014	5.10%	370,882
2014	15.105813	15.101235	-0.03%	391,149
2013	11.972877	15.105813	26.17%	362,854
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.164537	22.265335	22.58%	23,840
2018	19.798859	18.164537	-8.25%	30,409
2017	17.042865	19.798859	16.17%	39,789
2016	15.531504	17.042865	9.73%	45,200
2015	16.925236	15.531504	-8.23%	48,128
2014	17.482977	16.925236	-3.19%	51,438
2013	13.406784	17.482977	30.40%	49,683
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	17.201856	20.537919	19.39%	17,767,000
2018	18.315015	17.201856	-6.08%	20,518,419
2017	16.000522	18.315015	14.47%	23,694,838
2016	14.849732	16.000522	7.75%	26,386,849
2015	14.876089	14.849732	-0.18%	28,158,210
2014	14.333814	14.876089	3.78%	29,472,567
2013	11.761815	14.333814	21.87%	30,398,117
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.919041	12.840362	7.73%	7,814,444
2018	12.189307	11.919041	-2.22%	9,228,905
2017	11.947024	12.189307	2.03%	9,870,124
2016	11.773591	11.947024	1.47%	9,850,011
2015	11.938142	11.773591	-1.38%	10,603,557
2014	11.504300	11.938142	3.77%	10,806,227
2013	11.945598	11.504300	-3.69%	10,878,758
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	19.022635	25.343648	33.23%	282,202
2018	21.247212	19.022635	-10.47%	335,001
2017	16.411534	21.247212	29.47%	383,852
2016	16.570921	16.411534	-0.96%	445,554
2015	15.734209	16.570921	5.32%	498,087
2014	15.630348	15.734209	0.66%	561,259
2013	12.291636	15.630348	27.16%	584,724
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	21.170405	27.264896	28.79%	473,744
2018	21.559589	21.170405	-1.81%	557,327
2017	17.065869	21.559589	26.33%	672,738
2016	15.829159	17.065869	7.81%	801,464
2015	15.046269	15.829159	5.20%	950,293
2014	14.085094	15.046269	6.82%	1,077,342
2013	10.993629	14.085094	28.12%	1,144,837
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.441755	21.666459	24.22%	5,170,270
2018	18.039988	17.441755	-3.32%	5,923,488
2017	14.967386	18.039988	20.53%	7,189,984
2016	13.629860	14.967386	9.81%	8,565,009
2015	13.640203	13.629860	-0.08%	9,422,763
2014	12.518558	13.640203	8.96%	10,126,977
2013	9.524179	12.518558	31.44%	11,011,611
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.682451	18.002549	7.91%	448,371
2018	17.282878	16.682451	-3.47%	562,573
2017	16.442359	17.282878	5.11%	571,623
2016	15.309363	16.442359	7.40%	568,389
2015	15.948421	15.309363	-4.01%	625,706
2014	15.530801	15.948421	2.69%	651,484
2013	15.890146	15.530801	-2.26%	645,794
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	29.742341	37.340093	25.55%	212,556
2018	32.516002	29.742341	-8.53%	233,132
2017	27.949469	32.516002	16.34%	266,595
2016	24.047691	27.949469	16.23%	320,240
2015	26.022987	24.047691	-7.59%	384,826
2014	24.168378	26.022987	7.67%	406,472
2013	18.070541	24.168378	33.74%	437,173
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.104953	10.646588	5.36%	0
2018*	10.000000	10.104953	1.05%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.140168	26.245827	13.42%	35,948
2018	24.134655	23.140168	-4.12%	47,091
2017	22.869387	24.134655	5.53%	52,234
2016	20.265831	22.869387	12.85%	55,174
2015	21.050455	20.265831	-3.73%	76,772
2014	20.765745	21.050455	1.37%	83,690
2013	19.619773	20.765745	5.84%	11,936
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.878142	21.370002	26.61%	60,304
2018	17.975725	16.878142	-6.11%	77,726
2017	14.575396	17.975725	23.33%	86,895
2016	12.985771	14.575396	12.24%	113,678
2015	13.295423	12.985771	-2.33%	123,337
2014	12.622173	13.295423	5.33%	133,814
2013	8.896205	12.622173	41.88%	141,785
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.598109	13.916383	31.31%	618,252
2018	12.867017	10.598109	-17.63%	712,262
2017	10.368566	12.867017	24.10%	767,255
2016	10.754701	10.368566	-3.59%	918,394
2015	10.951496	10.754701	-1.80%	1,070,024
2014	11.230744	10.951496	-2.49%	1,229,740
2013	9.383592	11.230744	19.68%	1,171,002
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	29.588011	37.736115	27.54%	246,913
2018	30.017386	29.588011	-1.43%	288,655
2017	25.253129	30.017386	18.87%	347,485
2016	22.981833	25.253129	9.88%	413,936
2015	23.096328	22.981833	-0.50%	497,702
2014	20.895881	23.096328	10.53%	598,408
2013	16.162472	20.895881	29.29%	601,445
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	14.100444	17.277952	22.53%	66,192
2018	15.982846	14.100444	-11.78%	75,227
2017	13.496191	15.982846	18.42%	85,181
2016	12.599046	13.496191	7.12%	89,656
2015	12.973144	12.599046	-2.88%	88,488
2014	12.559301	12.973144	3.30%	90,738
2013	9.812976	12.559301	27.99%	89,809
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.501284	15.505293	14.84%	5,324,218
2018	14.567286	13.501284	-7.32%	6,221,707
2017	13.151370	14.567286	10.77%	7,152,648
2016	12.538101	13.151370	4.89%	7,913,293
2015	12.819763	12.538101	-2.20%	9,148,820
2014	12.434537	12.819763	3.10%	9,739,962
2013	10.971118	12.434537	13.34%	10,311,255
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	14.049013	16.698321	18.86%	12,588,905
2018	15.476198	14.049013	-9.22%	14,315,270
2017	13.518988	15.476198	14.48%	16,359,900
2016	12.742843	13.518988	6.09%	18,174,799
2015	13.064675	12.742843	-2.46%	20,442,657
2014	12.623676	13.064675	3.49%	20,674,321
2013	10.532766	12.623676	19.85%	21,534,814
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.413160	13.579727	9.40%	2,522,891
2018	12.894265	12.413160	-3.73%	2,862,486
2017	12.264060	12.894265	5.14%	3,320,031
2016	11.859292	12.264060	3.41%	3,613,940
2015	12.085949	11.859292	-1.88%	3,723,331
2014	11.831794	12.085949	2.15%	3,918,954
2013	11.406770	11.831794	3.73%	4,127,867
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.275995	12.690394	12.54%	24,145
2018	12.268198	11.275995	-8.09%	31,422
2017	10.813782	12.268198	13.45%	29,990
2016	10.363390	10.813782	4.35%	15,472
2015	10.954322	10.363390	-5.39%	16,104
2014	10.836834	10.954322	1.08%	13,430
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.571843	13.202086	14.09%	46,493
2018	12.598315	11.571843	-8.15%	46,627
2017	10.819573	12.598315	16.44%	32,258
2016	10.304924	10.819573	4.99%	15,741
2015	10.959248	10.304924	-5.97%	12,123
2014	10.975511	10.959248	-0.15%	10,384
2013*	10.000000	10.975511	9.76%	2,906
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.832436	16.154317	16.79%	9,516,465
2018	15.061604	13.832436	-8.16%	10,752,305
2017	13.368844	15.061604	12.66%	12,506,999
2016	12.670096	13.368844	5.51%	14,409,163
2015	12.955579	12.670096	-2.20%	16,008,325
2014	12.533509	12.955579	3.37%	17,013,899
2013	10.762993	12.533509	16.45%	17,956,622
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	14.047477	16.972912	20.83%	1,051,357
2018	15.704238	14.047477	-10.55%	1,184,434
2017	13.455170	15.704238	16.72%	1,312,408
2016	12.650899	13.455170	6.36%	1,548,005
2015	12.993982	12.650899	-2.64%	2,045,353
2014	12.571666	12.993982	3.36%	2,224,277
2013	10.233532	12.571666	22.85%	2,439,771
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.241451	14.961128	12.99%	3,014,361
2018	14.066362	13.241451	-5.86%	3,472,087
2017	12.949443	14.066362	8.63%	3,890,671
2016	12.358450	12.949443	4.78%	4,547,728
2015	12.636825	12.358450	-2.20%	5,030,824
2014	12.282434	12.636825	2.89%	5,340,318
2013	11.169980	12.282434	9.96%	5,676,423
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.393241	16.004261	11.19%	767,433
2018	17.271425	14.393241	-16.66%	811,159
2017	14.237352	17.271425	21.31%	861,481
2016	14.243671	14.237352	-0.04%	1,044,396
2015	14.994609	14.243671	-5.01%	1,127,206
2014	16.514477	14.994609	-9.20%	1,207,317
2013	13.911205	16.514477	18.71%	1,148,859
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.812523	13.766734	7.45%	412,291
2018	13.052192	12.812523	-1.84%	485,825
2017	12.673918	13.052192	2.98%	514,573
2016	12.209832	12.673918	3.80%	565,765
2015	12.461605	12.209832	-2.02%	648,505
2014	12.043098	12.461605	3.48%	778,293
2013	12.448172	12.043098	-3.25%	725,842
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.553996	14.683495	8.33%	144,414
2018	13.914804	13.553996	-2.59%	174,287
2017	13.565257	13.914804	2.58%	189,281
2016	13.279654	13.565257	2.15%	187,076
2015	13.503984	13.279654	-1.66%	225,825
2014	13.025248	13.503984	3.68%	233,270
2013	13.452380	13.025248	-3.18%	228,619
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	31.703841	38.442305	21.25%	20,755
2018	38.951753	31.703841	-18.61%	22,242
2017	27.901948	38.951753	39.60%	25,849
2016	26.261721	27.901948	6.25%	30,202
2015	31.715737	26.261721	-17.20%	33,192
2014	34.035014	31.715737	-6.81%	36,443
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.229560	13.897420	5.05%	781,563
2018	13.390741	13.229560	-1.20%	926,482
2017	13.269527	13.390741	0.91%	1,040,757
2016	13.324658	13.269527	-0.41%	1,078,692
2015	13.494346	13.324658	-1.26%	1,212,680
2014	13.054852	13.494346	3.37%	1,399,106
2013	13.764967	13.054852	-5.16%	1,463,255
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.858834	9.919066	0.61%	2,308,048
2018	9.837354	9.858834	0.22%	2,565,326
2017	9.909723	9.837354	-0.73%	2,950,036
2016	10.023926	9.909723	-1.14%	3,094,334
2015	10.140543	10.023926	-1.15%	3,480,548
2014	10.258510	10.140543	-1.15%	3,644,159
2013	10.377853	10.258510	-1.15%	4,072,487
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	9.089393	10.684210	17.55%	75,220
2018	10.793413	9.089393	-15.79%	96,375
2017	8.592293	10.793413	25.62%	123,517
2016	8.637247	8.592293	-0.52%	152,119
2015	9.028520	8.637247	-4.33%	170,089
2014	9.199775	9.028520	-1.86%	163,000
2013	7.916447	9.199775	16.21%	150,517
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	10.087724	12.085909	19.81%	61,614
2018	11.884646	10.087724	-15.12%	65,553
2017	9.660025	11.884646	23.03%	68,659
2016	9.721257	9.660025	-0.63%	78,307
2015	9.972865	9.721257	-2.52%	83,826
2014	10.754329	9.972865	-7.27%	77,017
2013	8.990410	10.754329	19.62%	68,543
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	28.294948	34.607305	22.31%	217,520
2018	31.406973	28.294948	-9.91%	242,262
2017	26.827228	31.406973	17.07%	330,764
2016	24.791306	26.827228	8.21%	358,958
2015	25.332564	24.791306	-2.14%	428,700
2014	24.410332	25.332564	3.78%	425,468
2013	19.406489	24.410332	25.78%	449,801
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
129

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.790251	19.143380	14.01%	2,512,074
2018	17.852396	16.790251	-5.95%	2,630,286
2017	16.250688	17.852396	9.86%	2,883,554
2016	15.464566	16.250688	5.08%	3,161,769
2015	15.671697	15.464566	-1.32%	3,389,956
2014	15.158944	15.671697	3.38%	3,467,480
2013	13.520328	15.158944	12.12%	3,563,834
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.669523	23.320412	18.56%	4,872,186
2018	21.276316	19.669523	-7.55%	5,512,912
2017	18.746995	21.276316	13.49%	6,063,989
2016	17.602214	18.746995	6.50%	6,989,245
2015	17.902199	17.602214	-1.68%	7,334,968
2014	17.213315	17.902199	4.00%	7,636,976
2013	14.572666	17.213315	18.12%	7,623,981
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	15.221855	16.481211	8.27%	1,971,937
2018	15.682719	15.221855	-2.94%	2,128,769
2017	15.011613	15.682719	4.47%	2,505,897
2016	14.564788	15.011613	3.07%	2,705,088
2015	14.695321	14.564788	-0.89%	2,910,221
2014	14.309590	14.695321	2.70%	3,168,528
2013	13.808862	14.309590	3.63%	3,599,578
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.358351	12.687149	11.70%	20,664
2018	12.176209	11.358351	-6.72%	20,880
2017	10.801883	12.176209	12.72%	9,789
2016	10.337192	10.801883	4.50%	91,427
2015	10.807752	10.337192	-4.35%	93,897
2014	10.671417	10.807752	1.28%	89,302
2013*	10.000000	10.671417	6.71%	0
130

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.661195	13.284778	13.92%	54,794
2018	12.557899	11.661195	-7.14%	58,963
2017	10.861216	12.557899	15.62%	40,656
2016	10.273175	10.861216	5.72%	1,345
2015	10.820654	10.273175	-5.06%	1,364
2014	10.759988	10.820654	0.56%	569
2013*	10.000000	10.759988	7.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	21.962509	25.562376	16.39%	7,794,479
2018	23.557485	21.962509	-6.77%	9,153,168
2017	21.102865	23.557485	11.63%	10,305,446
2016	19.924520	21.102865	5.91%	11,765,558
2015	20.224004	19.924520	-1.48%	13,499,194
2014	19.451473	20.224004	3.97%	14,898,496
2013	16.872314	19.451473	15.29%	15,805,772
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	25.677034	30.922114	20.43%	2,808,032
2018	28.152661	25.677034	-8.79%	3,438,950
2017	24.408297	28.152661	15.34%	4,030,213
2016	22.761033	24.408297	7.24%	4,603,410
2015	23.195107	22.761033	-1.87%	5,337,089
2014	22.356717	23.195107	3.75%	5,915,047
2013	18.481146	22.356717	20.97%	6,520,226
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	18.603051	20.868550	12.18%	2,434,066
2018	19.550246	18.603051	-4.84%	2,769,886
2017	18.109008	19.550246	7.96%	3,216,168
2016	17.330765	18.109008	4.49%	3,621,572
2015	17.537747	17.330765	-1.18%	3,979,392
2014	16.938973	17.537747	3.53%	4,291,979
2013	15.508419	16.938973	9.22%	4,729,773
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.484226	4.84%	1,053
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.785389	7.85%	0
131

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	18.430804	23.724360	28.72%	218,267
2018	19.292821	18.430804	-4.47%	243,782
2017	15.026794	19.292821	28.39%	307,981
2016	14.904528	15.026794	0.82%	380,057
2015	14.620369	14.904528	1.94%	460,900
2014	13.427775	14.620369	8.88%	537,423
2013	10.106069	13.427775	32.87%	563,298
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	29.287812	39.759218	35.75%	230,485
2018	30.094108	29.287812	-2.68%	262,260
2017	23.958145	30.094108	25.61%	316,385
2016	23.456331	23.958145	2.14%	388,747
2015	22.637536	23.456331	3.62%	438,382
2014	21.094704	22.637536	7.31%	509,101
2013	15.658311	21.094704	34.72%	587,953
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	24.494329	30.673154	25.23%	247,031
2018	27.373243	24.494329	-10.52%	287,626
2017	25.536111	27.373243	7.19%	347,026
2016	21.488963	25.536111	18.83%	382,161
2015	22.749450	21.488963	-5.54%	490,308
2014	20.375888	22.749450	11.65%	523,493
2013	15.654684	20.375888	30.16%	593,461
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	40.734220	50.594527	24.21%	58,670
2018	46.505004	40.734220	-12.41%	63,344
2017	40.632983	46.505004	14.45%	73,286
2016	34.171304	40.632983	18.91%	78,416
2015	35.467680	34.171304	-3.66%	95,959
2014	32.791237	35.467680	8.16%	106,405
2013	24.932794	32.791237	31.52%	110,161
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
132

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	15.455992	17.762073	14.92%	224,061
2018	18.916023	15.455992	-18.29%	245,353
2017	15.616337	18.916023	21.13%	279,332
2016	15.047914	15.616337	3.78%	350,116
2015	16.082691	15.047914	-6.43%	372,389
2014	18.012939	16.082691	-10.72%	359,528
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.978627	18.522536	23.66%	108,836
2018	17.180002	14.978627	-12.81%	124,843
2017	15.196797	17.180002	13.05%	137,228
2016	13.247487	15.196797	14.71%	157,297
2015	13.878543	13.247487	-4.55%	178,646
2014	12.735469	13.878543	8.98%	195,282
2013	9.541471	12.735469	33.47%	220,235
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.993158	23.251775	22.42%	255,179
2018	22.126129	18.993158	-14.16%	288,061
2017	19.661842	22.126129	12.53%	330,038
2016	16.914135	19.661842	16.25%	391,704
2015	17.619336	16.914135	-4.00%	475,585
2014	15.231863	17.619336	15.67%	564,456
2013	11.357084	15.231863	34.12%	579,132
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	27.911829	37.351687	33.82%	22,513
2018	30.766229	27.911829	-9.28%	23,262
2017	24.969114	30.766229	23.22%	27,445
2016	23.375200	24.969114	6.82%	32,992
2015	23.522555	23.375200	-0.63%	36,343
2014	23.207171	23.522555	1.36%	38,573
2013	16.309138	23.207171	42.30%	41,284
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
133

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	35.839508	42.049114	17.33%	15,497
2018	43.750345	35.839508	-18.08%	16,820
2017	40.695741	43.750345	7.51%	17,978
2016	32.773322	40.695741	24.17%	19,071
2015	35.379738	32.773322	-7.37%	23,963
2014	33.523407	35.379738	5.54%	29,803
2013	24.219631	33.523407	38.41%	32,751
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	35.317881	43.763138	23.91%	33,052
2018	40.991876	35.317881	-13.84%	37,048
2017	36.632273	40.991876	11.90%	44,925
2016	30.240076	36.632273	21.14%	52,116
2015	31.182839	30.240076	-3.02%	63,923
2014	31.371196	31.182839	-0.60%	72,165
2013	22.579731	31.371196	38.94%	77,069
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.846014	22.235572	24.60%	414,156
2018	19.181710	17.846014	-6.96%	461,864
2017	16.393765	19.181710	17.01%	560,124
2016	15.061419	16.393765	8.85%	668,319
2015	15.300656	15.061419	-1.56%	810,065
2014	14.006605	15.300656	9.24%	967,081
2013	10.226827	14.006605	36.96%	974,583
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	14.075903	18.150177	28.95%	55,538
2018	14.842743	14.075903	-5.17%	65,382
2017	14.145939	14.842743	4.93%	84,050
2016	13.351815	14.145939	5.95%	96,469
2015	14.317576	13.351815	-6.75%	117,515
2014	11.262367	14.317576	27.13%	142,751
2013	11.093835	11.262367	1.52%	174,650
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
134

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.206131	20.960197	29.33%	95,910
2018	17.235668	16.206131	-5.97%	97,597
2017	14.382933	17.235668	19.83%	91,857
2016	13.061331	14.382933	10.12%	91,096
2015	13.089868	13.061331	-0.22%	90,611
2014	11.710717	13.089868	11.78%	103,960
2013*	10.000000	11.710717	17.11%	15,481
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.640381	10.947917	2.89%	314,823
2018	10.677261	10.640381	-0.35%	362,476
2017	10.633224	10.677261	0.41%	386,933
2016	10.495092	10.633224	1.32%	421,646
2015	10.653524	10.495092	-1.49%	515,109
2014	10.724502	10.653524	-0.66%	535,152
2013	10.837845	10.724502	-1.05%	500,943
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.449950	17.849018	23.52%	12,687
2018	16.489473	14.449950	-12.37%	12,748
2017	14.609064	16.489473	12.87%	18,198
2016	12.226748	14.609064	19.48%	16,262
2015	13.003827	12.226748	-5.98%	13,876
2014	12.582420	13.003827	3.35%	9,027
2013*	10.000000	12.582420	25.82%	6,646
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	17.521481	23.700330	35.26%	286,886
2018	19.070560	17.521481	-8.12%	347,824
2017	15.128127	19.070560	26.06%	427,696
2016	14.429845	15.128127	4.84%	538,917
2015	14.648357	14.429845	-1.49%	619,187
2014	14.287313	14.648357	2.53%	719,466
2013	10.427761	14.287313	37.01%	691,725
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
135

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.738762	11.006621	2.49%	504,683
2018	10.754591	10.738762	-0.15%	608,268
2017	10.783265	10.754591	-0.27%	715,157
2016	10.776974	10.783265	0.06%	755,620
2015	10.882343	10.776974	-0.97%	810,343
2014	10.942194	10.882343	-0.55%	919,112
2013	11.001623	10.942194	-0.54%	948,214
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	29.821368	37.108929	24.44%	28,718
2018	32.002691	29.821368	-6.82%	29,528
2017	27.336078	32.002691	17.07%	31,947
2016	25.170871	27.336078	8.60%	32,466
2015	25.582310	25.170871	-1.61%	44,558
2014	23.445821	25.582310	9.11%	45,173
2013	17.236872	23.445821	36.02%	68,945
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.967710	12.114771	10.46%	13,301
2018	11.735218	10.967710	-6.54%	14,747
2017	10.470564	11.735218	12.08%	14,035
2016	9.381376	10.470564	11.61%	17,988
2015	10.450730	9.381376	-10.23%	23,519
2014	10.524441	10.450730	-0.70%	51,864
2013	10.635249	10.524441	-1.04%	63,504
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.635048	12.296846	5.69%	13,772
2018	12.271013	11.635048	-5.18%	19,094
2017	11.210014	12.271013	9.46%	20,983
2016	11.020101	11.210014	1.72%	25,603
2015	12.010066	11.020101	-8.24%	26,008
2014	12.113330	12.010066	-0.85%	28,913
2013	13.115558	12.113330	-7.64%	29,975
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
136

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.493435	11.807049	2.73%	972,722
2018	11.600379	11.493435	-0.92%	1,177,112
2017	11.589833	11.600379	0.09%	1,273,824
2016	11.573261	11.589833	0.14%	1,380,152
2015	11.683511	11.573261	-0.94%	1,478,292
2014	11.731651	11.683511	-0.41%	1,606,690
2013	11.895761	11.731651	-1.38%	1,549,247
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.060480	11.834983	7.00%	383,620
2018	11.261373	11.060480	-1.78%	495,238
2017	10.868481	11.261373	3.61%	493,871
2016	10.717682	10.868481	1.41%	490,044
2015	10.806099	10.717682	-0.82%	534,841
2014	10.494450	10.806099	2.97%	588,845
2013	10.839073	10.494450	-3.18%	572,913
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.348808	5.897768	10.26%	12,427
2018	7.560210	5.348808	-29.25%	13,371
2017	7.801719	7.560210	-3.10%	14,672
2016	5.503148	7.801719	41.77%	15,192
2015	8.387716	5.503148	-34.39%	9,012
2014	10.520797	8.387716	-20.27%	8,312
2013	9.649712	10.520797	9.03%	18,737
2012*	10.000000	9.649712	-3.50%	13,140
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.482363	6.062527	10.58%	10,011
2018	7.733308	5.482363	-29.11%	10,598
2017	7.958170	7.733308	-2.83%	11,736
2016	5.601898	7.958170	42.06%	14,940
2015	8.515254	5.601898	-34.21%	18,096
2014	10.648674	8.515254	-20.03%	20,568
2013	9.745932	10.648674	9.26%	29,409
2012*	10.000000	9.745932	-2.54%	39,062
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.805477	8.05%	0
137

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	20.604451	24.472724	18.77%	0
2018	21.468982	20.604451	-4.03%	0
2017	19.348201	21.468982	10.96%	0
2016	18.178280	19.348201	6.44%	0
2015	18.162923	18.178280	0.08%	0
2014	15.563707	18.162923	16.70%	0
2013	13.161115	15.563707	18.26%	0
2012	11.779232	13.161115	11.73%	0
2011	11.190263	11.779232	5.26%	0
2010	9.992417	11.190263	11.99%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	26.140180	35.411819	35.47%	0
2018	26.373161	26.140180	-0.88%	0
2017	19.821498	26.373161	33.05%	0
2016	19.948056	19.821498	-0.63%	0
2015	19.912491	19.948056	0.18%	323
2014	19.394642	19.912491	2.67%	323
2013	14.026309	19.394642	38.27%	323
2012	11.786535	14.026309	19.00%	323
2011	12.622825	11.786535	-6.63%	0
2010*	10.000000	12.622825	26.23%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.888198	38.114109	23.39%	34,985
2018	30.845782	30.888198	0.14%	35,068
2017	24.792668	30.845782	24.41%	45,232
2016	23.277094	24.792668	6.51%	54,126
2015	24.246816	23.277094	-4.00%	66,920
2014	24.998295	24.246816	-3.01%	69,846
2013	16.833485	24.998295	48.50%	60,473
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
138

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	9.767200	10.794354	10.52%	0
2018	10.995156	9.767200	-11.17%	0
2017	10.027490	10.995156	9.65%	0
2016	10.114497	10.027490	-0.86%	0
2015	10.685912	10.114497	-5.35%	0
2014	10.692939	10.685912	-0.07%	0
2013	9.961292	10.692939	7.34%	0
2012*	10.000000	9.961292	-0.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.512637	8.414255	12.00%	0
2018*	10.000000	7.512637	-24.87%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	14.889914	17.121450	14.99%	0
2018	18.335061	14.889914	-18.79%	0
2017	16.939718	18.335061	8.24%	0
2016	14.152872	16.939718	19.69%	0
2015	15.649212	14.152872	-9.56%	0
2014	14.978356	15.649212	4.48%	0
2013	11.347589	14.978356	32.00%	0
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	8.364785	8.735997	4.44%	0
2018	8.977492	8.364785	-6.82%	0
2017	9.028709	8.977492	-0.57%	0
2016	9.017992	9.028709	0.12%	0
2015	9.641619	9.017992	-6.47%	0
2014	9.732690	9.641619	-0.94%	0
2013	11.089221	9.732690	-12.23%	0
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	17.794960	22.013415	23.71%	0
2018	21.324656	17.794960	-16.55%	0
2017	19.946149	21.324656	6.91%	0
2016	16.946395	19.946149	17.70%	0
2015	17.954633	16.946395	-5.62%	0
2014	16.106579	17.954633	11.47%	0
2013	12.928986	16.106579	24.58%	0
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
139

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	11.902091	13.440810	12.93%	0
2018	13.431988	11.902091	-11.39%	0
2017	12.316128	13.431988	9.06%	0
2016	12.370469	12.316128	-0.44%	0
2015	13.029910	12.370469	-5.06%	0
2014	13.329493	13.029910	-2.25%	0
2013	12.147998	13.329493	9.73%	0
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	16.086972	18.854371	17.20%	0
2018	18.433570	16.086972	-12.73%	0
2017	17.098496	18.433570	7.81%	0
2016	14.179228	17.098496	20.59%	0
2015	15.138203	14.179228	-6.33%	0
2014	15.016379	15.138203	0.81%	0
2013	11.127340	15.016379	34.95%	0
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	14.595132	18.249181	25.04%	0
2018	15.999614	14.595132	-8.78%	0
2017	13.762068	15.999614	16.26%	0
2016	12.875559	13.762068	6.89%	0
2015	13.310458	12.875559	-3.27%	0
2014	12.271380	13.310458	8.47%	0
2013	9.715388	12.271380	26.31%	0
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	13.531650	17.592671	30.01%	0
2018	15.192843	13.531650	-10.93%	0
2017	12.471604	15.192843	21.82%	0
2016	12.081010	12.471604	3.23%	0
2015	12.948985	12.081010	-6.70%	0
2014	12.522487	12.948985	3.41%	0
2013	10.806976	12.522487	15.87%	0
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.217646	10.300416	11.75%	0
2018	10.014431	9.217646	-7.96%	0
2017*	10.000000	10.014431	0.14%	0
140

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	11.701908	14.333018	22.48%	0
2018	14.695430	11.701908	-20.37%	0
2017	13.709777	14.695430	7.19%	0
2016	10.904343	13.709777	25.73%	0
2015	12.156287	10.904343	-10.30%	0
2014	12.001765	12.156287	1.29%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.087614	10.020360	23.90%	0
2018*	10.000000	8.087614	-19.12%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	15.536965	19.560074	25.89%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	11.641477	14.190601	21.90%	0
2018	13.275648	11.641477	-12.31%	0
2017	12.287070	13.275648	8.05%	0
2016	10.883423	12.287070	12.90%	0
2015	11.851132	10.883423	-8.17%	0
2014	11.391837	11.851132	4.03%	0
2013	9.292663	11.391837	22.59%	0
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	16.917419	21.736283	28.48%	0
2018	17.721670	16.917419	-4.54%	0
2017	13.704930	17.721670	29.31%	0
2016	14.211093	13.704930	-3.56%	0
2015	13.861599	14.211093	2.52%	0
2014	13.020293	13.861599	6.46%	0
2013	9.982734	13.020293	30.43%	0
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	9.226624	9.680515	4.92%	0
2018	9.699671	9.226624	-4.88%	0
2017	9.724950	9.699671	-0.26%	0
2016	9.704962	9.724950	0.21%	0
2015	10.206664	9.704962	-4.92%	0
2014	10.076901	10.206664	1.29%	0
2013	10.729652	10.076901	-6.08%	0
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
141

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	15.121063	17.861420	18.12%	0
2018	18.505451	15.121063	-18.29%	0
2017	16.006674	18.505451	15.61%	0
2016	14.911177	16.006674	7.35%	0
2015	15.806265	14.911177	-5.66%	0
2014	15.544538	15.806265	1.68%	0
2013	11.929551	15.544538	30.30%	0
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	9.389128	11.480520	22.27%	0
2018	11.529100	9.389128	-18.56%	0
2017	9.247213	11.529100	24.68%	0
2016	10.177704	9.247213	-9.14%	0
2015	10.274275	10.177704	-0.94%	0
2014	11.683055	10.274275	-12.06%	0
2013	9.358880	11.683055	24.83%	0
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	9.493962	10.912918	14.95%	0
2018	10.959826	9.493962	-13.37%	0
2017	10.204549	10.959826	7.40%	0
2016	9.400494	10.204549	8.55%	0
2015	10.451970	9.400494	-10.06%	0
2014	10.597072	10.451970	-1.37%	0
2013	8.927686	10.597072	18.70%	0
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.254028	12.525883	11.30%	0
2018	12.265906	11.254028	-8.25%	0
2017	11.660724	12.265906	5.19%	0
2016	10.662461	11.660724	9.36%	0
2015	11.962348	10.662461	-10.87%	0
2014	11.923431	11.962348	0.33%	0
2013	10.911805	11.923431	9.27%	0
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
142

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	14.644397	18.149376	23.93%	0
2018	16.090944	14.644397	-8.99%	0
2017	13.915703	16.090944	15.63%	0
2016	12.503056	13.915703	11.30%	0
2015	13.531289	12.503056	-7.60%	0
2014	12.977736	13.531289	4.27%	0
2013	10.434372	12.977736	24.37%	0
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	13.796166	16.716602	21.17%	0
2018	16.516568	13.796166	-16.47%	0
2017	15.562857	16.516568	6.13%	0
2016	12.463553	15.562857	24.87%	0
2015	14.033253	12.463553	-11.19%	0
2014	14.550365	14.033253	-3.55%	0
2013	11.136396	14.550365	30.66%	0
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	9.792312	10.511818	7.35%	0
2018	10.676358	9.792312	-8.28%	0
2017	9.841041	10.676358	8.49%	0
2016	9.833972	9.841041	0.07%	0
2015	10.887932	9.833972	-9.68%	0
2014	10.922474	10.887932	-0.32%	0
2013	10.028721	10.922474	8.91%	0
2012*	10.000000	10.028721	0.29%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.226473	9.628812	4.36%	0
2018*	10.000000	9.226473	-7.74%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.230573	8.288824	0.71%	0
2018	9.043378	8.230573	-8.99%	0
2017	9.094700	9.043378	-0.56%	0
2016	9.528524	9.094700	-4.55%	0
2015	9.755546	9.528524	-2.33%	0
2014	9.719712	9.755546	0.37%	0
2013*	10.000000	9.719712	-2.80%	0
143

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.164659	13.387689	19.91%	0
2018	13.172982	11.164659	-15.25%	0
2017	11.979055	13.172982	9.97%	0
2016	11.036969	11.979055	8.54%	0
2015	12.023654	11.036969	-8.21%	0
2014	12.035959	12.023654	-0.10%	0
2013	9.769450	12.035959	23.20%	0
2012*	10.000000	9.769450	-2.31%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.700391	17.271501	26.07%	0
2018	16.499852	13.700391	-16.97%	0
2017	12.619359	16.499852	30.75%	0
2016	13.178118	12.619359	-4.24%	0
2015	13.254831	13.178118	-0.58%	0
2014	13.543136	13.254831	-2.13%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	13.443372	16.984056	26.34%	0
2018	15.257086	13.443372	-11.89%	0
2017	13.638384	15.257086	11.87%	0
2016	12.776205	13.638384	6.75%	0
2015	12.921010	12.776205	-1.12%	0
2014	12.204099	12.921010	5.87%	0
2013	9.681704	12.204099	26.05%	0
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	14.955970	18.091186	20.96%	0
2018	17.437121	14.955970	-14.23%	0
2017	15.960179	17.437121	9.25%	0
2016	14.141315	15.960179	12.86%	0
2015	15.702988	14.141315	-9.95%	0
2014	14.665152	15.702988	7.08%	0
2013	10.874129	14.665152	34.86%	0
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	11.358571	13.265233	16.79%	0
2018	12.528556	11.358571	-9.34%	0
2017	11.044301	12.528556	13.44%	0
2016	11.818742	11.044301	-6.55%	0
2015	13.446628	11.818742	-12.11%	0
2014	14.801132	13.446628	-9.15%	0
2013	12.333858	14.801132	20.00%	0
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
144

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	10.542029	11.241479	6.63%	0
2018	11.232842	10.542029	-6.15%	0
2017	10.978424	11.232842	2.32%	0
2016	9.851619	10.978424	11.44%	0
2015	10.987656	9.851619	-10.34%	0
2014	11.243220	10.987656	-2.27%	0
2013	10.609780	11.243220	5.97%	0
2012*	10.000000	10.609780	6.10%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	13.654713	18.063375	32.29%	0
2018	14.250315	13.654713	-4.18%	0
2017	11.708362	14.250315	21.71%	0
2016	11.504023	11.708362	1.78%	0
2015	12.731952	11.504023	-9.64%	0
2014	12.307771	12.731952	3.45%	0
2013	9.876747	12.307771	24.61%	0
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.644247	27.093964	31.24%	0
2018	21.168288	20.644247	-2.48%	0
2017	16.977514	21.168288	24.68%	0
2016	17.364057	16.977514	-2.23%	0
2015	16.175427	17.364057	7.35%	0
2014	15.550195	16.175427	4.02%	0
2013	12.388378	15.550195	25.52%	0
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.509584	12.770489	21.51%	0
2018	12.917035	10.509584	-18.64%	0
2017	10.295715	12.917035	25.46%	0
2016	11.506629	10.295715	-10.52%	0
2015	13.157507	11.506629	-12.55%	0
2014	15.609504	13.157507	-15.71%	0
2013	14.242588	15.609504	9.60%	0
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	13.477976	18.260649	35.49%	0
2018	14.303440	13.477976	-5.77%	0
2017	11.804506	14.303440	21.17%	0
2016	11.312390	11.804506	4.35%	0
2015	12.054839	11.312390	-6.16%	0
2014	13.588943	12.054839	-11.29%	0
2013	10.033671	13.588943	35.43%	0
2012*	10.000000	10.033671	0.34%	0
145

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	14.306122	17.767792	24.20%	0
2018	16.645532	14.306122	-14.05%	0
2017	14.789120	16.645532	12.55%	0
2016	13.552539	14.789120	9.12%	0
2015	14.265219	13.552539	-5.00%	0
2014	13.497946	14.265219	5.68%	0
2013	10.379802	13.497946	30.04%	0
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.651055	6.51%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	14.018142	16.892223	20.50%	0
2018	16.196236	14.018142	-13.45%	0
2017	13.315241	16.196236	21.64%	0
2016	13.369233	13.315241	-0.40%	0
2015	13.112024	13.369233	1.96%	0
2014	13.519477	13.112024	-3.01%	0
2013	11.044805	13.519477	22.41%	0
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	14.183716	16.866770	18.92%	0
2018	15.938534	14.183716	-11.01%	0
2017	14.140501	15.938534	12.72%	0
2016	13.281759	14.140501	6.47%	0
2015	14.919107	13.281759	-10.97%	0
2014	15.885045	14.919107	-6.08%	0
2013	12.555900	15.885045	26.51%	0
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	11.718730	13.573972	15.83%	0
2018	12.863184	11.718730	-8.90%	0
2017	11.582149	12.863184	11.06%	0
2016	11.078807	11.582149	4.54%	0
2015	11.439909	11.078807	-3.16%	0
2014	11.362013	11.439909	0.69%	0
2013	9.609912	11.362013	18.23%	0
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
146

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	8.120150	8.486821	4.52%	0
2018	8.561155	8.120150	-5.15%	0
2017	8.648367	8.561155	-1.01%	0
2016	8.784254	8.648367	-1.55%	0
2015	9.181052	8.784254	-4.32%	0
2014	9.119521	9.181052	0.67%	0
2013	9.760671	9.119521	-6.57%	0
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	12.958975	16.750089	29.25%	0
2018	14.922572	12.958975	-13.16%	0
2017	11.879527	14.922572	25.62%	0
2016	12.362806	11.879527	-3.91%	0
2015	12.099706	12.362806	2.17%	0
2014	12.389636	12.099706	-2.34%	0
2013	10.042681	12.389636	23.37%	0
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	14.421807	18.019406	24.95%	0
2018	15.141447	14.421807	-4.75%	0
2017	12.352798	15.141447	22.58%	0
2016	11.808987	12.352798	4.61%	0
2015	11.570249	11.808987	2.06%	0
2014	11.164332	11.570249	3.64%	0
2013	8.981814	11.164332	24.30%	0
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	12.247382	14.759987	20.52%	0
2018	13.059481	12.247382	-6.22%	0
2017	11.167264	13.059481	16.94%	0
2016	10.481181	11.167264	6.55%	0
2015	10.811871	10.481181	-3.06%	0
2014	10.228022	10.811871	5.71%	0
2013	8.020719	10.228022	27.52%	0
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
147

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	9.485402	9.930609	4.69%	0
2018	10.130832	9.485402	-6.37%	0
2017	9.933746	10.130832	1.98%	0
2016	9.532898	9.933746	4.20%	0
2015	10.236398	9.532898	-6.87%	0
2014	10.274987	10.236398	-0.38%	0
2013	10.836176	10.274987	-5.18%	0
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	12.462720	15.179593	21.80%	0
2018	14.046661	12.462720	-11.28%	0
2017	12.444088	14.046661	12.88%	0
2016	11.035280	12.444088	12.77%	0
2015	12.309270	11.035280	-10.35%	0
2014	11.783711	12.309270	4.46%	0
2013	9.081412	11.783711	29.76%	0
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.902362	10.121818	2.22%	0
2018*	10.000000	9.902362	-0.98%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	11.577514	12.739611	10.04%	0
2018	12.448656	11.577514	-7.00%	0
2017	12.157802	12.448656	2.39%	0
2016	11.104066	12.157802	9.49%	0
2015	11.888922	11.104066	-6.60%	0
2014	12.088915	11.888922	-1.65%	0
2013	11.773079	12.088915	2.68%	0
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.216236	15.005898	22.84%	0
2018	13.413415	12.216236	-8.93%	0
2017	11.209456	13.413415	19.66%	0
2016	10.293195	11.209456	8.90%	0
2015	10.862897	10.293195	-5.24%	0
2014	10.630105	10.862897	2.19%	0
2013	7.722407	10.630105	37.65%	0
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
148

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	7.670797	9.772066	27.39%	0
2018	9.601436	7.670797	-20.11%	0
2017	7.974205	9.601436	20.41%	0
2016	8.524915	7.974205	-6.46%	0
2015	8.948081	8.524915	-4.73%	0
2014	9.458625	8.948081	-5.40%	0
2013	8.145900	9.458625	16.12%	0
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	13.616711	16.848393	23.73%	0
2018	14.241860	13.616711	-4.39%	0
2017	12.348697	14.241860	15.33%	0
2016	11.582659	12.348697	6.61%	0
2015	11.998495	11.582659	-3.47%	0
2014	11.189291	11.998495	7.23%	0
2013	8.920697	11.189291	25.43%	0
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	10.205920	12.132684	18.88%	0
2018	11.926561	10.205920	-14.43%	0
2017	10.379721	11.926561	14.90%	0
2016	9.986924	10.379721	3.93%	0
2015	10.599910	9.986924	-5.78%	0
2014	10.577484	10.599910	0.21%	0
2013	8.518558	10.577484	24.17%	0
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	9.772738	10.888462	11.42%	0
2018	10.870696	9.772738	-10.10%	0
2017	10.115006	10.870696	7.47%	0
2016	9.939102	10.115006	1.77%	0
2015	10.475063	9.939102	-5.12%	0
2014	10.472854	10.475063	0.02%	0
2013	9.524457	10.472854	9.96%	0
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
149

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	10.169058	11.726097	15.31%	0
2018	11.548840	10.169058	-11.95%	0
2017	10.397593	11.548840	11.07%	0
2016	10.101252	10.397593	2.93%	0
2015	10.675039	10.101252	-5.38%	0
2014	10.632027	10.675039	0.40%	0
2013	9.143751	10.632027	16.28%	0
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	8.985318	9.536452	6.13%	0
2018	9.622363	8.985318	-6.62%	0
2017	9.432758	9.622363	2.01%	0
2016	9.401207	9.432758	0.34%	0
2015	9.875655	9.401207	-4.80%	0
2014	9.965371	9.875655	-0.90%	0
2013	9.902913	9.965371	0.63%	0
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	9.496580	10.368886	9.19%	0
2018	10.651998	9.496580	-10.85%	0
2017	9.677052	10.651998	10.07%	0
2016	9.558434	9.677052	1.24%	0
2015	10.414402	9.558434	-8.22%	0
2014	10.619665	10.414402	-1.93%	0
2013*	10.000000	10.619665	6.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	9.745743	10.786953	10.68%	0
2018	10.938630	9.745743	-10.91%	0
2017	9.682203	10.938630	12.98%	0
2016	9.504488	9.682203	1.87%	0
2015	10.419078	9.504488	-8.78%	0
2014	10.755575	10.419078	-3.13%	0
2013*	10.000000	10.755575	7.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	10.012414	11.344198	13.30%	0
2018	11.239560	10.012414	-10.92%	0
2017	10.282221	11.239560	9.31%	0
2016	10.043683	10.282221	2.38%	0
2015	10.585992	10.043683	-5.12%	0
2014	10.556171	10.585992	0.28%	0
2013	9.343715	10.556171	12.98%	0
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
150

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	10.167787	11.918721	17.22%	0
2018	11.718858	10.167787	-13.24%	0
2017	10.348367	11.718858	13.24%	0
2016	10.028247	10.348367	3.19%	0
2015	10.617161	10.028247	-5.55%	0
2014	10.588111	10.617161	0.27%	0
2013	8.883859	10.588111	19.18%	0
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	9.584753	10.506419	9.62%	0
2018	10.496945	9.584753	-8.69%	0
2017	9.959784	10.496945	5.39%	0
2016	9.796775	9.959784	1.66%	0
2015	10.325676	9.796775	-5.12%	0
2014	10.344849	10.325676	-0.19%	0
2013	9.697221	10.344849	6.68%	0
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	10.738236	11.583840	7.87%	0
2018	13.284522	10.738236	-19.17%	0
2017	11.286460	13.284522	17.70%	0
2016	11.637959	11.286460	-3.02%	0
2015	12.628693	11.637959	-7.85%	0
2014	14.336903	12.628693	-11.91%	0
2013	12.448220	14.336903	15.17%	0
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	9.274644	9.668016	4.24%	0
2018	9.740426	9.274644	-4.78%	0
2017	9.748227	9.740426	-0.08%	0
2016	9.679314	9.748227	0.71%	0
2015	10.182828	9.679314	-4.94%	0
2014	10.143541	10.182828	0.39%	0
2013	10.807327	10.143541	-6.14%	0
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
151

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	9.811434	10.311909	5.10%	0
2018	10.384216	9.811434	-5.52%	0
2017	10.433872	10.384216	-0.48%	0
2016	10.527503	10.433872	-0.89%	0
2015	11.034706	10.527503	-4.60%	0
2014	10.970884	11.034706	0.58%	0
2013	11.679281	10.970884	-6.07%	0
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	10.007065	11.771942	17.64%	0
2018	12.675666	10.007065	-21.05%	0
2017	9.357902	12.675666	35.45%	0
2016	9.077849	9.357902	3.09%	0
2015	11.300836	9.077849	-19.67%	0
2014	12.500558	11.300836	-9.60%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.410258	8.571201	1.91%	0
2018	8.776061	8.410258	-4.17%	0
2017	8.963377	8.776061	-2.09%	0
2016	9.276716	8.963377	-3.38%	0
2015	9.683898	9.276716	-4.20%	0
2014	9.656681	9.683898	0.28%	0
2013	10.495254	9.656681	-7.99%	0
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.520001	6.364064	-2.39%	0
2018	6.707031	6.520001	-2.79%	0
2017	6.963631	6.707031	-3.68%	0
2016	7.259961	6.963631	-4.08%	0
2015	7.570343	7.259961	-4.10%	0
2014	7.893995	7.570343	-4.10%	0
2013	8.231486	7.893995	-4.10%	0
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	6.578740	7.502298	14.04%	0
2018	8.053961	6.578740	-18.32%	0
2017	6.607987	8.053961	21.88%	0
2016	6.846322	6.607987	-3.48%	0
2015	7.376743	6.846322	-7.19%	0
2014	7.747953	7.376743	-4.79%	0
2013	6.872128	7.747953	12.74%	0
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
152

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	6.871363	7.986842	16.23%	0
2018	8.346012	6.871363	-17.67%	0
2017	6.991694	8.346012	19.37%	0
2016	7.251843	6.991694	-3.59%	0
2015	7.668518	7.251843	-5.43%	0
2014	8.523923	7.668518	-10.04%	0
2013	7.344911	8.523923	16.05%	0
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	12.016859	14.259192	18.66%	0
2018	13.751463	12.016859	-12.61%	0
2017	12.106315	13.751463	13.59%	0
2016	11.530656	12.106315	4.99%	0
2015	12.144930	11.530656	-5.06%	0
2014	12.062809	12.144930	0.68%	0
2013	9.884871	12.062809	22.03%	0
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	12.527425	13.856955	10.61%	0
2018	13.732106	12.527425	-8.77%	0
2017	12.883369	13.732106	6.59%	0
2016	12.636158	12.883369	1.96%	0
2015	13.199355	12.636158	-4.27%	0
2014	13.160239	13.199355	0.30%	0
2013	12.098628	13.160239	8.77%	0
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	14.675863	16.880737	15.02%	0
2018	16.366073	14.675863	-10.33%	0
2017	14.862610	16.366073	10.12%	0
2016	14.383008	14.862610	3.33%	0
2015	15.078197	14.383008	-4.61%	0
2014	14.943981	15.078197	0.90%	0
2013	13.040451	14.943981	14.60%	0
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
153

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	8.964197	9.416223	5.04%	0
2018	9.521338	8.964197	-5.85%	0
2017	9.393419	9.521338	1.36%	0
2016	9.393353	9.393419	0.00%	0
2015	9.769107	9.393353	-3.85%	0
2014	9.805299	9.769107	-0.37%	0
2013	9.753248	9.805299	0.53%	0
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	9.565992	10.366261	8.37%	0
2018	10.572146	9.565992	-9.52%	0
2017	9.666431	10.572146	9.37%	0
2016	9.534300	9.666431	1.39%	0
2015	10.275038	9.534300	-7.21%	0
2014	10.457541	10.275038	-1.75%	0
2013*	10.000000	10.457541	4.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	9.821082	10.854614	10.52%	0
2018	10.903611	9.821082	-9.93%	0
2017	9.719540	10.903611	12.18%	0
2016	9.475238	9.719540	2.58%	0
2015	10.287289	9.475238	-7.89%	0
2014	10.544348	10.287289	-2.44%	0
2013*	10.000000	10.544348	5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	10.898412	12.306300	12.92%	0
2018	12.051674	10.898412	-9.57%	0
2017	11.126945	12.051674	8.31%	0
2016	10.827828	11.126945	2.76%	0
2015	11.328719	10.827828	-4.42%	0
2014	11.231160	11.328719	0.87%	0
2013	10.041522	11.231160	11.85%	0
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.642642	13.602569	16.83%	0
2018	13.160282	11.642642	-11.53%	0
2017	11.759745	13.160282	11.91%	0
2016	11.302410	11.759745	4.05%	0
2015	11.872336	11.302410	-4.80%	0
2014	11.795240	11.872336	0.65%	0
2013	10.050284	11.795240	17.36%	0
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
154

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.040437	10.927091	8.83%	0
2018	10.878174	10.040437	-7.70%	0
2017	10.385220	10.878174	4.75%	0
2016	10.243727	10.385220	1.38%	0
2015	10.684974	10.243727	-4.13%	0
2014	10.637628	10.684974	0.45%	0
2013	10.038783	10.637628	5.97%	0
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.274048	2.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.569098	5.69%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	13.340999	16.660325	24.88%	0
2018	14.397218	13.340999	-7.34%	0
2017	11.557316	14.397218	24.57%	0
2016	11.814883	11.557316	-2.18%	0
2015	11.946158	11.814883	-1.10%	0
2014	11.309170	11.946158	5.63%	0
2013	8.773161	11.309170	28.91%	0
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	21.853341	28.781702	31.70%	0
2018	23.149897	21.853341	-5.60%	0
2017	18.994585	23.149897	21.88%	0
2016	19.167124	18.994585	-0.90%	0
2015	19.067063	19.167124	0.52%	0
2014	18.314135	19.067063	4.11%	0
2013	14.012243	18.314135	30.70%	0
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	18.276012	22.203595	21.49%	0
2018	21.056257	18.276012	-13.20%	0
2017	20.245408	21.056257	4.01%	0
2016	17.559192	20.245408	15.30%	0
2015	19.161211	17.559192	-8.36%	0
2014	17.689859	19.161211	8.32%	0
2013	14.008758	17.689859	26.28%	0
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
155

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	16.329966	19.677656	20.50%	0
2018	19.220630	16.329966	-15.04%	0
2017	17.308566	19.220630	11.05%	0
2016	15.002323	17.308566	15.37%	0
2015	16.050561	15.002323	-6.53%	0
2014	15.295882	16.050561	4.93%	0
2013	11.987698	15.295882	27.60%	0
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	6.119645	6.822867	11.49%	0
2018	7.721541	6.119645	-20.75%	0
2017	6.570000	7.721541	17.53%	0
2016	6.525086	6.570000	0.69%	0
2015	7.188495	6.525086	-9.23%	0
2014	8.299124	7.188495	-13.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	10.841386	13.006465	19.97%	0
2018	12.819680	10.841386	-15.43%	0
2017	11.687451	12.819680	9.69%	0
2016	10.500750	11.687451	11.30%	0
2015	11.339509	10.500750	-7.40%	0
2014	10.725662	11.339509	5.72%	0
2013	8.282693	10.725662	29.49%	0
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	13.747691	16.328023	18.77%	0
2018	16.511313	13.747691	-16.74%	0
2017	15.122214	16.511313	9.19%	0
2016	13.407788	15.122214	12.79%	0
2015	14.396575	13.407788	-6.87%	0
2014	12.828519	14.396575	12.22%	0
2013	9.859111	12.828519	30.12%	0
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	12.466792	16.185333	29.83%	0
2018	14.167242	12.466792	-12.00%	0
2017	11.850246	14.167242	19.55%	0
2016	11.434051	11.850246	3.64%	0
2015	11.860174	11.434051	-3.59%	0
2014	12.061169	11.860174	-1.67%	0
2013	8.736566	12.061169	38.05%	0
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
156

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	12.475302	14.200012	13.82%	0
2018	15.700606	12.475302	-20.54%	0
2017	15.052283	15.700606	4.31%	0
2016	12.493635	15.052283	20.48%	0
2015	13.902320	12.493635	-10.13%	0
2014	13.578101	13.902320	2.39%	0
2013	10.111185	13.578101	34.29%	0
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	13.474773	16.198677	20.21%	0
2018	16.123882	13.474773	-16.43%	0
2017	14.850904	16.123882	8.57%	0
2016	12.635347	14.850904	17.53%	0
2015	13.430195	12.635347	-5.92%	0
2014	13.927070	13.430195	-3.57%	0
2013	10.332175	13.927070	34.79%	0
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	12.917091	15.614117	20.88%	0
2018	14.313625	12.917091	-9.76%	0
2017	12.608255	14.313625	13.53%	0
2016	11.938850	12.608255	5.61%	0
2015	12.501606	11.938850	-4.50%	0
2014	11.796294	12.501606	5.98%	0
2013	8.877700	11.796294	32.88%	0
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	10.187527	12.744443	25.10%	0
2018	11.075073	10.187527	-8.01%	0
2017	10.878741	11.075073	1.80%	0
2016	10.582705	10.878741	2.80%	0
2015	11.697362	10.582705	-9.53%	0
2014	9.484011	11.697362	23.34%	0
2013	9.629520	9.484011	-1.51%	0
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	13.649285	17.126663	25.48%	0
2018	14.965690	13.649285	-8.80%	0
2017	12.871453	14.965690	16.27%	0
2016	12.047172	12.871453	6.84%	0
2015	12.444914	12.047172	-3.20%	0
2014	11.476120	12.444914	8.44%	0
2013*	10.000000	11.476120	14.76%	0
157

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	7.702029	7.688164	-0.18%	0
2018	7.967814	7.702029	-3.34%	0
2017	8.178355	7.967814	-2.57%	0
2016	8.319721	8.178355	-1.70%	0
2015	8.705137	8.319721	-4.43%	0
2014	9.032704	8.705137	-3.63%	0
2013	9.408981	9.032704	-4.00%	0
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.169811	14.584003	19.84%	0
2018	14.317541	12.169811	-15.00%	0
2017	13.073768	14.317541	9.51%	0
2016	11.277292	13.073768	15.93%	0
2015	12.363131	11.277292	-8.78%	0
2014	12.330530	12.363131	0.26%	0
2013*	10.000000	12.330530	23.31%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	12.682081	16.642479	31.23%	0
2018	14.230712	12.682081	-10.88%	0
2017	11.634857	14.230712	22.31%	0
2016	11.438205	11.634857	1.72%	0
2015	11.968717	11.438205	-4.43%	0
2014	12.032943	11.968717	-0.53%	0
2013	9.052291	12.032943	32.93%	0
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.032374	6.992697	-0.56%	0
2018	7.260585	7.032374	-3.14%	0
2017	7.503271	7.260585	-3.23%	0
2016	7.728930	7.503271	-2.92%	0
2015	8.044598	7.728930	-3.92%	0
2014	8.337678	8.044598	-3.52%	0
2013	8.640862	8.337678	-3.51%	0
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	14.414430	17.401777	20.72%	0
2018	15.947614	14.414430	-9.61%	0
2017	14.039728	15.947614	13.59%	0
2016	13.324185	14.039728	5.37%	0
2015	13.958577	13.324185	-4.54%	0
2014	13.186323	13.958577	5.86%	0
2013	9.992252	13.186323	31.97%	0
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
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Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	8.961723	9.603609	7.16%	0
2018	9.885575	8.961723	-9.35%	0
2017	9.090667	9.885575	8.74%	0
2016	8.394764	9.090667	8.29%	0
2015	9.639564	8.394764	-12.91%	0
2014	10.006228	9.639564	-3.66%	0
2013	10.422665	10.006228	-4.00%	0
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	8.680575	8.900536	2.53%	0
2018	9.438242	8.680575	-8.03%	0
2017	8.886672	9.438242	6.21%	0
2016	9.004115	8.886672	-1.30%	0
2015	10.114841	9.004115	-10.98%	0
2014	10.515635	10.114841	-3.81%	0
2013	11.735908	10.515635	-10.40%	0
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	8.574940	8.546029	-0.34%	0
2018	8.922438	8.574940	-3.89%	0
2017	9.187782	8.922438	-2.89%	0
2016	9.456090	9.187782	-2.84%	0
2015	9.839829	9.456090	-3.90%	0
2014	10.184301	9.839829	-3.38%	0
2013	10.644426	10.184301	-4.32%	0
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	8.768141	9.102129	3.81%	0
2018	9.203546	8.768141	-4.73%	0
2017	9.154921	9.203546	0.53%	0
2016	9.304833	9.154921	-1.61%	0
2015	9.670180	9.304833	-3.78%	0
2014	9.680185	9.670180	-0.10%	0
2013	10.305615	9.680185	-6.07%	0
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.369620	4.674320	6.97%	0
2018	6.367569	4.369620	-31.38%	0
2017	6.772512	6.367569	-5.98%	0
2016	4.923659	6.772512	37.55%	0
2015	7.736035	4.923659	-36.35%	0
2014	10.002568	7.736035	-22.66%	0
2013	9.456639	10.002568	5.77%	0
2012*	10.000000	9.456639	-5.43%	0
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Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.478394	4.804561	7.28%	0
2018	6.512886	4.478394	-31.24%	0
2017	6.907802	6.512886	-5.72%	0
2016	5.011627	6.907802	37.84%	0
2015	7.853042	5.011627	-36.18%	0
2014	10.123336	7.853042	-22.43%	0
2013	9.550161	10.123336	6.00%	0
2012*	10.000000	9.550161	-4.50%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.588831	5.89%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	13.265856	15.286272	15.23%	0
2018	14.250206	13.265856	-6.91%	0
2017	13.236273	14.250206	7.66%	0
2016	12.817321	13.236273	3.27%	0
2015	13.200441	12.817321	-2.90%	0
2014	11.659218	13.200441	13.22%	0
2013	10.162524	11.659218	14.73%	0
2012	9.375882	10.162524	8.39%	0
2011	9.180375	9.375882	2.13%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	20.025424	23.972572	19.71%	0
2018	20.616998	20.025424	-2.87%	0
2017	17.079159	20.616998	20.71%	0
2016	16.526965	17.079159	3.34%	0
2015	17.745292	16.526965	-6.87%	0
2014	18.858407	17.745292	-5.90%	0
2013	13.089101	18.858407	44.08%	0
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
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For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a
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distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
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Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
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Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
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(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Nationwide DestinationSM All American Gold
The Best of America All American Gold AnnuitySM (Compass)
The Best of America All American Gold AnnuitySM (Key)
Variable Annuity Portfolio II (M&T All American Gold)
Wells Fargo GoldSM Variable Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2020. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.
2

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.860287	12.630609	6.49%	0
2018	12.255846	11.860287	-3.23%	0
2017	12.108783	12.255846	1.21%	0
2016	11.988649	12.108783	1.00%	0
2015	12.343996	11.988649	-2.88%	0
2014	12.224583	12.343996	0.98%	0
2013	12.438267	12.224583	-1.72%	0
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	0
2010	11.085499	11.709583	5.63%	469
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.180581	10.309891	26.03%	0
2018*	10.000000	8.180581	-18.19%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.134559	15.959942	12.91%	0
2018	15.136663	14.134559	-6.62%	0
2017	13.755406	15.136663	10.04%	0
2016	13.399102	13.755406	2.66%	0
2015	13.808896	13.399102	-2.97%	0
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
2010	10.597437	11.634940	9.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.909959	17.436069	16.94%	0
2018	16.275856	14.909959	-8.39%	0
2017	14.349977	16.275856	13.42%	0
2016	13.902638	14.349977	3.22%	0
2015	14.317559	13.902638	-2.90%	0
2014	14.032323	14.317559	2.03%	0
2013	12.439711	14.032323	12.80%	0
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
2010	10.496453	11.706672	11.53%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.886491	19.234107	21.07%	0
2018	17.714694	15.886491	-10.32%	0
2017	15.044791	17.714694	17.75%	0
2016	14.497527	15.044791	3.77%	0
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	1,114
2010	10.253829	11.592302	13.05%	1,116
801

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.932767	13.236849	21.08%	0
2018	11.729866	10.932767	-6.80%	0
2017	10.354740	11.729866	13.28%	0
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	29.518323	37.800965	28.06%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.909603	11.687907	7.13%	0
2018	14.867782	10.909603	-26.62%	0
2017	15.675181	14.867782	-5.15%	0
2016	12.035279	15.675181	30.24%	0
2015	15.568540	12.035279	-22.69%	0
2014	18.295656	15.568540	-14.91%	0
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.640973	26.833402	23.99%	0
2018	24.258822	21.640973	-10.79%	0
2017	22.073835	24.258822	9.90%	0
2016	19.222454	22.073835	14.83%	0
2015	20.577469	19.222454	-6.58%	0
2014	19.445395	20.577469	5.82%	0
2013	15.594079	19.445395	24.70%	0
2012	13.657334	15.594079	14.18%	848
2011	13.908591	13.657334	-1.81%	973
2010	12.406856	13.908591	12.10%	957
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.260222	14.244631	26.50%	0
2018	12.713388	11.260222	-11.43%	0
2017	11.175280	12.713388	13.76%	0
2016*	10.000000	11.175280	11.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.924960	37.803381	30.69%	0
2018	29.784445	28.924960	-2.89%	0
2017	22.645499	29.784445	31.52%	0
2016	23.085729	22.645499	-1.91%	0
2015	22.137101	23.085729	4.29%	0
2014	20.441809	22.137101	8.29%	0
2013	15.407973	20.441809	32.67%	0
2012	13.807175	15.407973	11.59%	0
2011	14.157816	13.807175	-2.48%	0
2010	11.717100	14.157816	20.83%	0
802

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.139403	12.955685	6.72%	0
2018	12.544728	12.139403	-3.23%	0
2017	12.365286	12.544728	1.45%	0
2016	12.131737	12.365286	1.93%	0
2015	12.543040	12.131737	-3.28%	0
2014	12.174124	12.543040	3.03%	848
2013	12.743413	12.174124	-4.47%	10,013
2012	12.371017	12.743413	3.01%	18,244
2011	11.847341	12.371017	4.42%	60,005
2010	11.292485	11.847341	4.91%	69,460
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	33.749038	40.551099	20.15%	0
2018	40.599539	33.749038	-16.87%	0
2017	34.525472	40.599539	17.59%	0
2016	31.620008	34.525472	9.19%	0
2015	32.950955	31.620008	-4.04%	0
2014	31.857089	32.950955	3.43%	0
2013	24.035316	31.857089	32.54%	0
2012	21.508216	24.035316	11.75%	375
2011	24.731617	21.508216	-13.03%	482
2010	19.718277	24.731617	25.42%	642
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.214476	23.898514	24.38%	0
2018	23.192126	19.214476	-17.15%	0
2017	18.288363	23.192126	26.81%	0
2016	19.788998	18.288363	-7.58%	0
2015	19.638718	19.788998	0.77%	0
2014	21.953568	19.638718	-10.54%	0
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.750475	12.893831	19.94%	0
2018	11.782701	10.750475	-8.76%	0
2017	11.638774	11.782701	1.24%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	26.129898	34.181657	30.81%	0
2018	32.472377	26.129898	-19.53%	0
2017	27.950799	32.472377	16.18%	0
2016	26.219776	27.950799	6.60%	0
2015	27.764218	26.219776	-5.56%	0
2014	26.721201	27.764218	3.90%	0
2013	21.040925	26.721201	27.00%	0
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
2010	15.522392	19.130689	23.25%	0
803

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.388903	13.316264	16.92%	0
2018	12.923609	11.388903	-11.88%	0
2017	11.830124	12.923609	9.24%	0
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.968766	15.814844	13.22%	0
2018	14.965744	13.968766	-6.66%	0
2017	13.987465	14.965744	6.99%	0
2016	12.574349	13.987465	11.24%	0
2015	13.868585	12.574349	-9.33%	0
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	7,299
2010	10.134822	11.139588	9.91%	7,299
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	26.041048	32.828935	26.07%	0
2018	28.126356	26.041048	-7.41%	0
2017	23.914064	28.126356	17.61%	0
2016	21.124110	23.914064	13.21%	0
2015	22.474566	21.124110	-6.01%	0
2014	21.190555	22.474566	6.06%	0
2013	16.749669	21.190555	26.51%	0
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	0
2010	12.601987	14.831381	17.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	30.454667	37.536259	23.25%	0
2018	35.839160	30.454667	-15.02%	0
2017	33.200204	35.839160	7.95%	0
2016	26.140260	33.200204	27.01%	0
2015	28.934338	26.140260	-9.66%	0
2014	29.492831	28.934338	-1.89%	118
2013	22.191355	29.492831	32.90%	581
2012	19.216436	22.191355	15.48%	1,963
2011	20.467817	19.216436	-6.11%	10,615
2010	16.363254	20.467817	25.08%	10,582
804

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.374356	11.586072	23.59%	0
2018	11.414192	9.374356	-17.87%	0
2017	8.332645	11.414192	36.98%	0
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.419307	19.121560	9.77%	0
2018	21.121025	17.419307	-17.53%	0
2017	18.552804	21.121025	13.84%	0
2016	17.744286	18.552804	4.56%	0
2015	19.453201	17.744286	-8.78%	0
2014	22.440018	19.453201	-13.31%	0
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.910010	8.866673	-0.49%	0
2018	8.961399	8.910010	-0.57%	0
2017	9.012289	8.961399	-0.56%	0
2016	8.974280	9.012289	0.42%	0
2015	9.613586	8.974280	-6.65%	0
2014	9.677654	9.613586	-0.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.971683	11.980450	9.19%	0
2018	11.758670	10.971683	-6.69%	0
2017	10.655938	11.758670	10.35%	0
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.332356	9.906857	6.16%	0
2018*	10.000000	9.332356	-6.68%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.066231	9.287483	2.44%	0
2018	9.792129	9.066231	-7.41%	0
2017	9.681605	9.792129	1.14%	0
2016	9.972317	9.681605	-2.92%	0
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0
805

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.268412	21.650787	33.08%	0
2018	17.354600	16.268412	-6.26%	0
2017	14.004091	17.354600	23.93%	0
2016	14.071027	14.004091	-0.48%	0
2015	13.770342	14.071027	2.18%	0
2014	13.050172	13.770342	5.52%	0
2013	9.569510	13.050172	36.37%	0
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.509489	15.258353	21.97%	0
2018	14.508508	12.509489	-13.78%	0
2017	12.971103	14.508508	11.85%	0
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	29.446219	37.760099	28.23%	0
2018	34.859254	29.446219	-15.53%	0
2017	26.211687	34.859254	32.99%	0
2016	26.910489	26.211687	-2.60%	0
2015	26.609221	26.910489	1.13%	0
2014	26.728050	26.609221	-0.44%	0
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.349478	10.087786	7.90%	0
2018	10.041435	9.349478	-6.89%	0
2017	9.706966	10.041435	3.45%	0
2016	9.363446	9.706966	3.67%	0
2015	9.843950	9.363446	-4.88%	0
2014	9.845876	9.843950	-0.02%	0
2013	10.130354	9.845876	-2.81%	0
2012*	10.000000	10.130354	1.30%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.281827	10.337189	24.82%	0
2018	10.554810	8.281827	-21.54%	0
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
806

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	23.340600	29.995160	28.51%	0
2018	26.038762	23.340600	-10.36%	0
2017	22.883793	26.038762	13.79%	0
2016	21.075648	22.883793	8.58%	0
2015	20.953972	21.075648	0.58%	0
2014	19.456613	20.953972	7.70%	472
2013	15.174360	19.456613	28.22%	2,262
2012	13.340525	15.174360	13.75%	5,817
2011	13.718026	13.340525	-2.75%	29,497
2010	12.140898	13.718026	12.99%	32,185
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	32.386952	39.850087	23.04%	0
2018	37.117019	32.386952	-12.74%	0
2017	33.400303	37.117019	11.13%	0
2016	29.094949	33.400303	14.80%	0
2015	31.761287	29.094949	-8.39%	0
2014	29.160427	31.761287	8.92%	0
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	43
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.395297	15.912941	18.79%	0
2018	14.523658	13.395297	-7.77%	0
2017	12.587225	14.523658	15.38%	0
2016	13.242609	12.587225	-4.95%	0
2015	14.811582	13.242609	-10.59%	0
2014	16.027608	14.811582	-7.59%	0
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.811502	12.811817	8.47%	0
2018	12.371453	11.811502	-4.53%	0
2017	11.887357	12.371453	4.07%	0
2016	10.487422	11.887357	13.35%	0
2015	11.498878	10.487422	-8.80%	0
2014	11.567330	11.498878	-0.59%	0
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0
807

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.299291	20.587035	34.56%	0
2018	15.694950	15.299291	-2.52%	0
2017	12.677966	15.694950	23.80%	0
2016	12.246546	12.677966	3.52%	0
2015	13.324353	12.246546	-8.09%	0
2014	12.662547	13.324353	5.23%	0
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	23.617475	28.170485	19.28%	0
2018	24.109999	23.617475	-2.04%	0
2017	20.919801	24.109999	15.25%	0
2016	20.555015	20.919801	1.77%	0
2015	20.985139	20.555015	-2.05%	0
2014	19.874798	20.985139	5.59%	0
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.400067	10.020532	6.60%	0
2018	9.763060	9.400067	-3.72%	0
2017	9.682922	9.763060	0.83%	0
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	36.057631	48.136874	33.50%	0
2018	36.343832	36.057631	-0.79%	0
2017	28.657432	36.343832	26.82%	0
2016	28.815460	28.657432	-0.55%	0
2015	26.388977	28.815460	9.20%	0
2014	24.939869	26.388977	5.81%	0
2013	19.532986	24.939869	27.68%	0
2012	16.167280	19.532986	20.82%	19
2011	17.808797	16.167280	-9.22%	23
2010	17.144910	17.808797	3.87%	82
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.963560	31.028546	41.27%	0
2018	22.315555	21.963560	-1.58%	0
2017	15.784488	22.315555	41.38%	0
2016	14.211236	15.784488	11.07%	0
2015	13.921416	14.211236	2.08%	0
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0
808

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.476171	27.781198	23.60%	0
2018	27.154478	22.476171	-17.23%	0
2017	21.279157	27.154478	27.61%	0
2016	23.380491	21.279157	-8.99%	0
2015	26.282130	23.380491	-11.04%	0
2014	30.651982	26.282130	-14.26%	0
2013	27.494918	30.651982	11.48%	0
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.269419	9.530301	15.25%	0
2018	10.410265	8.269419	-20.56%	0
2017	8.347886	10.410265	24.71%	0
2016	7.084675	8.347886	17.83%	0
2015	9.084883	7.084675	-22.02%	0
2014	9.766000	9.084883	-6.97%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.681123	10.238191	5.75%	0
2018	10.028576	9.681123	-3.46%	0
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.101425	20.812010	37.81%	0
2018	15.753524	15.101425	-4.14%	0
2017	12.782104	15.753524	23.25%	0
2016	12.042618	12.782104	6.14%	0
2015	12.615834	12.042618	-4.54%	0
2014	13.980589	12.615834	-9.76%	0
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.591347	33.593777	26.33%	0
2018	30.413066	26.591347	-12.57%	0
2017	26.565727	30.413066	14.48%	0
2016	23.933876	26.565727	11.00%	0
2015	24.766325	23.933876	-3.36%	0
2014	23.037893	24.766325	7.50%	364
2013	17.416548	23.037893	32.28%	2,049
2012	15.407826	17.416548	13.04%	6,769
2011	15.868026	15.407826	-2.90%	35,600
2010	14.625800	15.868026	8.49%	37,485
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.773241	7.73%	0
809

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.250365	19.918923	22.58%	0
2018	18.455677	16.250365	-11.95%	0
2017	14.917023	18.455677	23.72%	0
2016	14.724939	14.917023	1.30%	0
2015	14.197421	14.724939	3.72%	0
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.218548	16.637463	36.17%	0
2018	12.455498	12.218548	-1.90%	0
2017	9.966561	12.455498	24.97%	0
2016	9.652297	9.966561	3.26%	0
2015*	10.000000	9.652297	-3.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.584231	12.499497	7.90%	0
2018	11.985950	11.584231	-3.35%	0
2017	11.602207	11.985950	3.31%	0
2016	11.234433	11.602207	3.27%	0
2015	11.613262	11.234433	-3.26%	0
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.983827	22.256548	11.37%	0
2018	22.041376	19.983827	-9.33%	0
2017	20.617087	22.041376	6.91%	0
2016	19.111279	20.617087	7.88%	0
2015	19.824361	19.111279	-3.60%	0
2014	19.751415	19.824361	0.37%	0
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.029508	11.262964	24.74%	0
2018	10.050538	9.029508	-10.16%	0
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0
810

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.303589	19.721354	20.96%	0
2018	18.008813	16.303589	-9.47%	0
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.545869	17.138504	17.82%	2,601
2018	15.694762	14.545869	-7.32%	2,733
2017	13.893499	15.694762	12.96%	3,613
2016	13.065573	13.893499	6.34%	6,694
2015	13.263205	13.065573	-1.49%	9,827
2014	12.950052	13.263205	2.42%	13,230
2013	10.767889	12.950052	20.27%	18,366
2012	9.539637	10.767889	12.88%	106,784
2011	9.688680	9.539637	-1.54%	128,906
2010	8.866355	9.688680	9.27%	135,003
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.078923	10.715242	6.31%	3,934
2018	10.445592	10.078923	-3.51%	4,237
2017	10.374025	10.445592	0.69%	4,211
2016	10.359274	10.374025	0.14%	3,956
2015	10.644051	10.359274	-2.68%	4,106
2014	10.393909	10.644051	2.41%	4,188
2013	10.936450	10.393909	-4.96%	6,321
2012	10.681302	10.936450	2.39%	89,244
2011	10.356028	10.681302	3.14%	116,919
2010	10.016084	10.356028	3.39%	119,405
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.085508	21.148836	31.48%	0
2018	18.207557	16.085508	-11.65%	0
2017	14.250372	18.207557	27.77%	0
2016	14.579956	14.250372	-2.26%	0
2015	14.028293	14.579956	3.93%	0
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	613
2011	10.680333	9.449129	-11.53%	826
2010	9.836750	10.680333	8.58%	817
811

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.901490	22.751825	27.09%	0
2018	18.474978	17.901490	-3.10%	0
2017	14.818361	18.474978	24.68%	0
2016	13.927124	14.818361	6.40%	0
2015	13.414728	13.927124	3.82%	0
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	1,466
2011	9.451825	8.788420	-7.02%	1,983
2010	8.197583	9.451825	15.30%	2,319
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.945153	18.321049	22.59%	2,565
2018	15.664982	14.945153	-4.60%	2,669
2017	13.169468	15.664982	18.95%	3,024
2016	12.151930	13.169468	8.37%	3,442
2015	12.323246	12.151930	-1.39%	3,668
2014	11.460607	12.323246	7.53%	3,972
2013	8.835394	11.460607	29.71%	6,474
2012	7.737544	8.835394	14.19%	113,561
2011	8.112854	7.737544	-4.63%	162,786
2010	7.493979	8.112854	8.26%	167,750
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.520408	14.398481	6.49%	0
2018	14.194766	13.520408	-4.75%	0
2017	13.683865	14.194766	3.73%	0
2016	12.910228	13.683865	5.99%	0
2015	13.628416	12.910228	-5.27%	0
2014	13.448409	13.628416	1.34%	0
2013	13.942977	13.448409	-3.55%	0
2012	12.734088	13.942977	9.49%	138
2011	12.366951	12.734088	2.97%	131
2010	11.463730	12.366951	7.88%	139
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	24.104297	29.863986	23.89%	0
2018	26.705505	24.104297	-9.74%	0
2017	23.259848	26.705505	14.81%	0
2016	20.278669	23.259848	14.70%	0
2015	22.236970	20.278669	-8.81%	0
2014	20.927423	22.236970	6.26%	147
2013	15.855651	20.927423	31.99%	506
2012	13.755304	15.855651	15.27%	591
2011	14.468988	13.755304	-4.93%	1,835
2010	12.847687	14.468988	12.62%	2,838
812

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.562172	10.721996	12.13%	0
2018	10.711073	9.562172	-10.73%	0
2017	9.270356	10.711073	15.54%	0
2016	9.228025	9.270356	0.46%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.015929	10.414031	3.97%	0
2018*	10.000000	10.015929	0.16%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.754320	20.991720	11.93%	0
2018	19.822472	18.754320	-5.39%	0
2017	19.032836	19.822472	4.15%	0
2016	17.090104	19.032836	11.37%	0
2015	17.988437	17.090104	-4.99%	0
2014	17.981635	17.988437	0.04%	0
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.654971	18.311207	24.95%	0
2018	15.817286	14.654971	-7.35%	0
2017	12.995551	15.817286	21.71%	0
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.202116	11.924477	29.58%	0
2018	11.322049	9.202116	-18.72%	0
2017	9.244724	11.322049	22.47%	0
2016	9.716444	9.244724	-4.85%	0
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	947
2013	8.821203	10.418884	18.11%	6,090
2012	7.828271	8.821203	12.68%	11,444
2011	8.879061	7.828271	-11.83%	43,966
2010	7.997740	8.879061	11.02%	44,994
813

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.979500	30.180986	25.86%	0
2018	24.653653	23.979500	-2.73%	0
2017	21.016130	24.653653	17.31%	0
2016	19.379999	21.016130	8.44%	0
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	503
2013	14.181484	18.093764	27.59%	2,407
2012	12.770164	14.181484	11.05%	6,333
2011	13.040921	12.770164	-2.08%	31,111
2010	11.806930	13.040921	10.45%	33,399
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.243177	14.804903	20.92%	0
2018	14.063761	12.243177	-12.95%	0
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.723224	13.286304	13.33%	2,716
2018	12.818422	11.723224	-8.54%	3,008
2017	11.726216	12.818422	9.31%	3,302
2016	11.327949	11.726216	3.52%	3,608
2015	11.736821	11.327949	-3.48%	3,932
2014	11.535855	11.736821	1.74%	4,241
2013	10.313805	11.535855	11.85%	4,556
2012	9.520408	10.313805	8.33%	45,570
2011	9.892056	9.520408	-3.76%	156,748
2010	9.184621	9.892056	7.70%	160,053
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.198737	14.308494	17.29%	0
2018	13.618144	12.198737	-10.42%	0
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	16,075
2012	8.932272	9.901625	10.85%	125,869
2011	9.483120	8.932272	-5.81%	130,362
2010	8.649552	9.483120	9.64%	134,931
814

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.778474	11.636379	7.96%	0
2018	11.346297	10.778474	-5.00%	0
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	287
2013	10.723441	10.976728	2.36%	310
2012	10.226565	10.723441	4.86%	333
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.460800	11.618147	11.06%	0
2018	11.533870	10.460800	-9.30%	0
2017	10.301552	11.533870	11.96%	0
2016	10.003673	10.301552	2.98%	0
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.735273	12.086614	12.59%	0
2018	11.844230	10.735273	-9.36%	0
2017	10.307041	11.844230	14.91%	0
2016	9.947206	10.307041	3.62%	0
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.010729	13.842412	15.25%	1,410
2018	13.253357	12.010729	-9.38%	1,489
2017	11.920076	13.253357	11.19%	1,569
2016	11.447166	11.920076	4.13%	2,153
2015	11.861117	11.447166	-3.49%	2,244
2014	11.627625	11.861117	2.01%	2,333
2013	10.118089	11.627625	14.92%	2,423
2012	9.230927	10.118089	9.61%	3,831
2011	9.688277	9.230927	-4.72%	5,656
2010	8.917492	9.688277	8.64%	5,663
815

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.197312	14.543682	19.24%	0
2018	13.818734	12.197312	-11.73%	0
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.497638	12.820036	11.50%	831
2018	12.377643	11.497638	-7.11%	923
2017	11.546192	12.377643	7.20%	1,016
2016	11.165663	11.546192	3.41%	1,111
2015	11.569351	11.165663	-3.49%	1,213
2014	11.394765	11.569351	1.53%	1,613
2013	10.500768	11.394765	8.51%	1,739
2012	9.782581	10.500768	7.34%	3,844
2011	10.054916	9.782581	-2.71%	1,976
2010	9.453358	10.054916	6.36%	1,979
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.663940	13.896236	9.73%	0
2018	15.400157	12.663940	-17.77%	0
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	656
2013	13.251925	15.525035	17.15%	2,573
2012	11.362488	13.251925	16.63%	6,282
2011	13.300288	11.362488	-14.57%	28,619
2010	12.820489	13.300288	3.74%	27,633
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.125444	11.796823	6.03%	0
2018	11.485440	11.125444	-3.13%	0
2017	11.300759	11.485440	1.63%	0
2016	11.031618	11.300759	2.44%	0
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	554
2013	11.702639	11.172906	-4.53%	3,448
2012	11.162036	11.702639	4.84%	10,564
2011	10.769716	11.162036	3.64%	45,842
2010	10.339346	10.769716	4.16%	51,365
816

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.769271	12.582396	6.91%	0
2018	12.244486	11.769271	-3.88%	0
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.706487	13.676947	16.83%	0
2018	13.363404	11.706487	-12.40%	0
2017	11.619793	13.363404	15.01%	0
2016	10.693111	11.619793	8.67%	0
2015	11.319301	10.693111	-5.53%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.158858	12.791920	14.63%	0
2018	12.411108	11.158858	-10.09%	0
2017	11.175996	12.411108	11.05%	0
2016	10.532293	11.175996	6.11%	0
2015	10.990450	10.532293	-4.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.693909	30.745344	19.66%	0
2018	31.991499	25.693909	-19.69%	0
2017	23.220212	31.991499	37.77%	0
2016	22.145520	23.220212	4.85%	0
2015	27.101581	22.145520	-18.29%	0
2014	29.471290	27.101581	-8.04%	0
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.721885	11.115051	3.67%	0
2018	10.997950	10.721885	-2.51%	0
2017	11.043212	10.997950	-0.41%	0
2016	11.236461	11.043212	-1.72%	0
2015	11.531230	11.236461	-2.56%	0
2014	11.304328	11.531230	2.01%	645
2013	12.078110	11.304328	-6.41%	3,770
2012	12.014948	12.078110	0.53%	13,225
2011	11.482739	12.014948	4.63%	48,917
2010	11.233920	11.482739	2.21%	56,993
817

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.985889	7.929009	-0.71%	0
2018	8.075265	7.985889	-1.11%	0
2017	8.242777	8.075265	-2.03%	0
2016	8.448581	8.242777	-2.44%	0
2015	8.660763	8.448581	-2.45%	0
2014	8.878284	8.660763	-2.45%	0
2013	9.101263	8.878284	-2.45%	1,853
2012	9.330477	9.101263	-2.46%	7,208
2011	9.564155	9.330477	-2.44%	22,509
2010	9.804346	9.564155	-2.45%	24,581
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.892097	9.154862	16.00%	0
2018	9.497359	7.892097	-16.90%	0
2017	7.660928	9.497359	23.97%	0
2016	7.803352	7.660928	-1.83%	0
2015	8.265612	7.803352	-5.59%	0
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	278
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.529671	10.084888	18.23%	0
2018	10.183842	8.529671	-16.24%	0
2017	8.387494	10.183842	21.42%	0
2016	8.552831	8.387494	-1.93%	0
2015	8.891202	8.552831	-3.81%	0
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.931589	27.678666	20.70%	0
2018	25.795076	22.931589	-11.10%	0
2017	22.326274	25.795076	15.54%	0
2016	20.906039	22.326274	6.79%	0
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0
2013	17.028058	21.137153	24.13%	0
2012	15.061426	17.028058	13.06%	0
2011	16.070800	15.061426	-6.28%	0
2010	14.371664	16.070800	11.82%	0
818

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.773414	16.622414	12.52%	3,167
2018	15.918548	14.773414	-7.19%	11,938
2017	14.682845	15.918548	8.42%	12,124
2016	14.158225	14.682845	3.71%	12,315
2015	14.539078	14.158225	-2.62%	12,502
2014	14.250793	14.539078	2.02%	12,703
2013	12.879669	14.250793	10.65%	12,906
2012	12.070926	12.879669	6.70%	4,536
2011	12.264902	12.070926	-1.58%	20,119
2010	11.449122	12.264902	7.13%	20,127
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.306928	20.249512	17.00%	0
2018	18.971726	17.306928	-8.78%	0
2017	16.938406	18.971726	12.00%	0
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.336577	13.181582	6.85%	2,627
2018	12.880433	12.336577	-4.22%	2,989
2017	12.493064	12.880433	3.10%	3,348
2016	12.282269	12.493064	1.72%	3,710
2015	12.557503	12.282269	-2.19%	4,085
2014	12.390833	12.557503	1.35%	4,701
2013	12.116591	12.390833	2.26%	5,089
2012	11.810399	12.116591	2.59%	5,484
2011	11.761574	11.810399	0.42%	0
2010	11.385965	11.761574	3.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.537230	11.615201	10.23%	0
2018	11.447395	10.537230	-7.95%	0
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
819

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.818210	12.162371	12.42%	0
2018	11.806272	10.818210	-8.37%	0
2017	10.346753	11.806272	14.11%	0
2016	9.916581	10.346753	4.34%	0
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.799598	20.444738	14.86%	20,899
2018	19.348207	17.799598	-8.00%	21,956
2017	17.562411	19.348207	10.17%	23,325
2016	16.802074	17.562411	4.53%	24,430
2015	17.281934	16.802074	-2.78%	25,709
2014	16.843303	17.281934	2.60%	41,152
2013	14.804597	16.843303	13.77%	49,963
2012	13.696431	14.804597	8.09%	51,371
2011	14.045357	13.696431	-2.48%	116,432
2010	12.981180	14.045357	8.20%	195,188
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.810052	24.731444	18.84%	0
2018	23.122377	20.810052	-10.00%	0
2017	20.313302	23.122377	13.83%	0
2016	19.194070	20.313302	5.83%	0
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	4,815
2013	16.216236	19.359015	19.38%	24,220
2012	14.613576	16.216236	10.97%	28,288
2011	15.305353	14.613576	-4.52%	25,440
2010	13.904885	15.305353	10.07%	51,823
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.076962	16.690664	10.70%	0
2018	16.057015	15.076962	-6.10%	0
2017	15.070888	16.057015	6.54%	0
2016	14.614842	15.070888	3.12%	0
2015	14.986498	14.614842	-2.48%	0
2014	14.667717	14.986498	2.17%	226
2013	13.607902	14.667717	7.79%	244
2012	12.912340	13.607902	5.39%	25,951
2011	12.968407	12.912340	-0.43%	84,031
2010	12.250643	12.968407	5.86%	93,599
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.391876	3.92%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.690351	6.90%	0
820

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.003584	20.329155	27.03%	0
2018	16.976708	16.003584	-5.73%	0
2017	13.398351	16.976708	26.71%	0
2016	13.465922	13.398351	-0.50%	0
2015	13.385223	13.465922	0.60%	0
2014	12.457182	13.385223	7.45%	250
2013	9.500417	12.457182	31.12%	5,373
2012	8.386027	9.500417	13.29%	8,316
2011	8.883372	8.386027	-5.60%	25,932
2010	7.893914	8.883372	12.53%	28,143
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.633143	12.340361	16.06%	0
2018	11.453864	10.633143	-7.17%	0
2017	9.987522	11.453864	14.68%	0
2016	9.431481	9.987522	5.90%	0
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.933144	14.199795	18.99%	0
2018	12.557939	11.933144	-4.98%	0
2017	10.577392	12.557939	18.72%	0
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.770427	34.524384	33.97%	0
2018	26.834890	25.770427	-3.97%	0
2017	21.647082	26.834890	23.97%	0
2016	21.475291	21.647082	0.80%	0
2015	21.001836	21.475291	2.25%	0
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	570
2011	13.575509	12.913148	-4.88%	796
2010	12.824034	13.575509	5.86%	986
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.552319	26.634268	23.58%	0
2018	24.408397	21.552319	-11.70%	0
2017	23.072730	24.408397	5.79%	0
2016	19.673937	23.072730	17.28%	0
2015	21.105626	19.673937	-6.78%	0
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	3,851
2012	13.358640	14.912983	11.64%	5,449
2011	13.627181	13.358640	-1.97%	6,172
2010	12.345554	13.627181	10.38%	6,212
821

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.013079	40.465206	22.57%	0
2018	38.195512	33.013079	-13.57%	0
2017	33.815950	38.195512	12.95%	0
2016	28.816078	33.815950	17.35%	0
2015	30.307927	28.816078	-4.92%	0
2014	28.394294	30.307927	6.74%	0
2013	21.877072	28.394294	29.79%	0
2012	19.091840	21.877072	14.59%	391
2011	20.081365	19.091840	-4.93%	448
2010	16.311332	20.081365	23.11%	423
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.560043	14.244244	13.41%	0
2018	15.577984	12.560043	-19.37%	0
2017	13.031356	15.577984	19.54%	0
2016	12.723919	13.031356	2.42%	0
2015	13.780267	12.723919	-7.67%	0
2014	15.640019	13.780267	-11.89%	0
2013	13.244704	15.640019	18.09%	0
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.005610	15.871278	22.03%	0
2018	15.117070	13.005610	-13.97%	0
2017	13.549599	15.117070	11.57%	0
2016	11.968511	13.549599	13.21%	0
2015	12.705809	11.968511	-5.80%	0
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.491681	19.923982	20.81%	0
2018	19.469720	16.491681	-15.30%	0
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	429
2013	10.676407	14.130800	32.36%	1,936
2012	9.407443	10.676407	13.49%	5,622
2011	9.872439	9.407443	-4.71%	28,042
2010	8.459404	9.872439	16.70%	30,191
822

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.620741	29.873146	32.06%	0
2018	25.268526	22.620741	-10.48%	0
2017	20.779661	25.268526	21.60%	0
2016	19.711684	20.779661	5.42%	0
2015	20.100361	19.711684	-1.93%	0
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	0
2012	12.971963	14.310125	10.32%	0
2011	13.412632	12.971963	-3.29%	0
2010	10.990144	13.412632	22.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	29.045771	33.630143	15.78%	0
2018	35.932702	29.045771	-19.17%	0
2017	33.867981	35.932702	6.10%	0
2016	27.637028	33.867981	22.55%	0
2015	30.232737	27.637028	-8.59%	0
2014	29.028207	30.232737	4.15%	0
2013	21.251152	29.028207	36.60%	606
2012	18.109016	21.251152	17.35%	934
2011	19.633679	18.109016	-7.77%	1,099
2010	15.913342	19.633679	23.38%	1,013
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	28.623209	35.001274	22.28%	0
2018	33.667335	28.623209	-14.98%	0
2017	30.486414	33.667335	10.43%	0
2016	25.500924	30.486414	19.55%	0
2015	26.646467	25.500924	-4.30%	0
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	102
2011	19.182155	17.627098	-8.11%	182
2010	15.733331	19.182155	21.92%	170
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.495501	19.053073	22.96%	0
2018	16.878589	15.495501	-8.19%	0
2017	14.616977	16.878589	15.47%	0
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	641
2013	9.613812	12.994018	35.16%	3,267
2012	8.848570	9.613812	8.65%	10,175
2011	9.376582	8.848570	-5.63%	49,504
2010	7.778999	9.376582	20.54%	52,943
823

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.221553	15.551935	27.25%	0
2018	13.060179	12.221553	-6.42%	0
2017	12.612378	13.060179	3.55%	0
2016	12.062398	12.612378	4.56%	0
2015	13.107320	12.062398	-7.97%	0
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.034766	19.189579	27.63%	0
2018	16.204277	15.034766	-7.22%	0
2017	13.701820	16.204277	18.26%	0
2016	12.608107	13.701820	8.67%	0
2015	12.804043	12.608107	-1.53%	0
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.239138	9.381164	1.54%	0
2018	9.395416	9.239138	-1.66%	0
2017	9.481006	9.395416	-0.90%	0
2016	9.482200	9.481006	-0.01%	0
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	2,292
2012	10.089646	10.188609	0.98%	3,993
2011	10.209834	10.089646	-1.18%	3,461
2010	10.218966	10.209834	-0.09%	3,867
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.405338	16.340971	21.90%	0
2018	15.502627	13.405338	-13.53%	0
2017	13.917205	15.502627	11.39%	0
2016	11.802431	13.917205	17.92%	0
2015	12.719885	11.802431	-7.21%	0
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
824

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.213627	20.308042	33.49%	0
2018	16.780775	15.213627	-9.34%	0
2017	13.488491	16.780775	24.41%	0
2016	13.036848	13.488491	3.46%	0
2015	13.410681	13.036848	-2.79%	0
2014	13.254513	13.410681	1.18%	340
2013	9.802758	13.254513	35.21%	4,898
2012	8.765824	9.802758	11.83%	8,567
2011	9.404150	8.765824	-6.79%	26,763
2010	7.622543	9.404150	23.37%	28,637
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	11.649987	14.510975	24.56%	0
2018	14.382515	11.649987	-19.00%	0
2017	11.630380	14.382515	23.66%	0
2016	12.142170	11.630380	-4.21%	0
2015	12.259832	12.142170	-0.96%	0
2014	12.993193	12.259832	-5.64%	0
2013	11.303497	12.993193	14.95%	0
2012	9.780581	11.303497	15.57%	0
2011	11.436199	9.780581	-14.48%	0
2010	9.607901	11.436199	19.03%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	29.488353	38.109461	29.24%	0
2018	32.355411	29.488353	-8.86%	0
2017	26.625459	32.355411	21.52%	0
2016	26.201874	26.625459	1.62%	0
2015	26.595450	26.201874	-1.48%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.703094	8.802895	1.15%	0
2018	8.832710	8.703094	-1.47%	0
2017	8.973957	8.832710	-1.57%	0
2016	9.087912	8.973957	-1.25%	0
2015	9.299090	9.087912	-2.27%	0
2014	9.474844	9.299090	-1.85%	0
2013	9.653269	9.474844	-1.85%	1,839
2012	9.460660	9.653269	2.04%	9,316
2011	9.669694	9.460660	-2.16%	40,731
2010	9.414950	9.669694	2.71%	44,219
825

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.235259	29.761221	22.80%	0
2018	26.356725	24.235259	-8.05%	0
2017	22.812391	26.356725	15.54%	0
2016	21.284603	22.812391	7.18%	0
2015	21.920812	21.284603	-2.90%	0
2014	20.357798	21.920812	7.68%	0
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.041187	10.945517	9.01%	0
2018	10.887880	10.041187	-7.78%	0
2017	9.843573	10.887880	10.61%	0
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.397109	10.510058	11.84%	0
2018	10.122897	9.397109	-7.17%	0
2017	9.452012	10.122897	7.10%	0
2016	8.557969	9.452012	10.45%	0
2015	8.985441	8.557969	-4.76%	0
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.237163	10.677176	4.30%	0
2018	10.941392	10.237163	-6.44%	0
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	0
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
826

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.112555	10.251873	1.38%	0
2018	10.343422	10.112555	-2.23%	0
2017	10.471356	10.343422	-1.22%	0
2016	10.595351	10.471356	-1.17%	0
2015	10.838833	10.595351	-2.25%	0
2014	11.028531	10.838833	-1.72%	388
2013	11.331841	11.028531	-2.68%	1,651
2012	10.985525	11.331841	3.15%	3,779
2011	11.148319	10.985525	-1.46%	15,336
2010	10.864884	11.148319	2.61%	17,502
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.908938	9.926786	0.18%	0
2018	10.016241	9.908938	-1.07%	0
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.993109	10.552246	5.60%	0
2018	10.310955	9.993109	-3.08%	0
2017	10.083472	10.310955	2.26%	0
2016	10.075704	10.083472	0.08%	0
2015	10.294216	10.075704	-2.12%	0
2014	10.130569	10.294216	1.62%	0
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.976259	12.690852	27.21%	0
2018	11.177096	9.976259	-10.74%	0
2017*	10.000000	11.177096	11.77%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.117299	17.497564	33.39%	0
2018	13.136034	13.117299	-0.14%	0
2017	10.286075	13.136034	27.71%	0
2016*	10.000000	10.286075	2.86%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.551269	17.765233	22.09%	0
2018	18.444499	14.551269	-21.11%	0
2017	14.936138	18.444499	23.49%	0
2016	15.695329	14.936138	-4.84%	0
2015	16.067069	15.695329	-2.31%	0
2014	17.668213	16.067069	-9.06%	0
2013	14.141941	17.668213	24.93%	0
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
827

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.595764	39.645950	25.48%	0
2018	32.118709	31.595764	-1.63%	0
2017	25.861024	32.118709	24.20%	0
2016	29.690427	25.861024	-12.90%	0
2015	27.061434	29.690427	9.71%	0
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.896526	5.328077	8.81%	0
2018	7.013833	4.896526	-30.19%	0
2017	7.334061	7.013833	-4.37%	0
2016	5.241990	7.334061	39.91%	0
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.018654	5.476773	9.13%	0
2018	7.174237	5.018654	-30.05%	0
2017	7.480919	7.174237	-4.10%	0
2016	5.335903	7.480919	40.20%	0
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	18.264980	22.875156	25.24%	0
2018	21.599818	18.264980	-15.44%	0
2017	17.508445	21.599818	23.37%	0
2016	17.274038	17.508445	1.36%	0
2015	18.277087	17.274038	-5.49%	0
2014	17.001990	18.277087	7.50%	0
2013	13.013493	17.001990	30.65%	0
2012	11.473317	13.013493	13.42%	0
2011	12.622743	11.473317	-9.11%	0
2010	11.517749	12.622743	9.59%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.710269	7.10%	0
828

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	17.090495	20.032173	17.21%	0
2018	18.046291	17.090495	-5.30%	0
2017	16.479638	18.046291	9.51%	0
2016	15.688897	16.479638	5.04%	0
2015	15.884538	15.688897	-1.23%	0
2014	13.792695	15.884538	15.17%	0
2013	11.818861	13.792695	16.70%	0
2012	10.719173	11.818861	10.26%	0
2011	10.318572	10.719173	3.88%	0
2010	9.336712	10.318572	10.52%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	23.370913	31.244141	33.69%	0
2018	23.895362	23.370913	-2.19%	0
2017	18.197659	23.895362	31.31%	0
2016	18.557204	18.197659	-1.94%	0
2015	18.771024	18.557204	-1.14%	0
2014	18.526552	18.771024	1.32%	0
2013	13.576909	18.526552	36.46%	0
2012	11.561233	13.576909	17.43%	0
2011	12.546270	11.561233	-7.85%	0
2010*	10.000000	12.546270	25.46%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.619186	31.196661	21.77%	0
2018	25.927098	25.619186	-1.19%	0
2017	21.115969	25.927098	22.78%	0
2016	20.088607	21.115969	5.11%	0
2015	21.204482	20.088607	-5.26%	0
2014	22.153176	21.204482	-4.28%	0
2013	15.116155	22.153176	46.55%	0
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	0
2010	12.481372	15.435678	23.67%	0
829

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.906284	12.254299	12.36%	0
2018	12.074750	10.906284	-9.68%	0
2017	10.831928	12.074750	11.47%	0
2016	10.747127	10.831928	0.79%	0
2015	11.167910	10.747127	-3.77%	0
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	24.510650	29.540613	20.52%	0
2018	26.703614	24.510650	-8.21%	0
2017	23.091698	26.703614	15.64%	0
2016	21.321701	23.091698	8.30%	0
2015	21.560805	21.321701	-1.11%	0
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.596352	8.649969	13.87%	0
2018*	10.000000	7.596352	-24.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	31.255230	36.538933	16.91%	0
2018	37.851143	31.255230	-17.43%	0
2017	34.398512	37.851143	10.04%	0
2016	28.269251	34.398512	21.68%	0
2015	30.744896	28.269251	-8.05%	0
2014	28.943932	30.744896	6.22%	0
2013	21.568341	28.943932	34.20%	0
2012	18.673764	21.568341	15.50%	0
2011	20.958881	18.673764	-10.90%	0
2010	16.980652	20.958881	23.43%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.170413	11.860745	6.18%	0
2018	11.790795	11.170413	-5.26%	0
2017	11.664008	11.790795	1.09%	0
2016	11.459483	11.664008	1.78%	0
2015	12.050803	11.459483	-4.91%	0
2014	11.964989	12.050803	0.72%	0
2013	13.408846	11.964989	-10.77%	0
2012	12.807549	13.408846	4.69%	0
2011	11.754386	12.807549	8.96%	0
2010	11.468616	11.754386	2.49%	0
830

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	23.267143	28.072956	20.65%	0
2018	25.717240	23.267143	-9.53%	0
2017	21.924448	25.717240	17.30%	0
2016	19.863093	21.924448	10.38%	0
2015	21.661088	19.863093	-8.30%	0
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.309997	28.059060	25.77%	0
2018	26.293783	22.309997	-15.15%	0
2017	24.191736	26.293783	8.69%	0
2016	20.217260	24.191736	19.66%	0
2015	21.068494	20.217260	-4.04%	0
2014	18.589880	21.068494	13.33%	0
2013	14.677656	18.589880	26.65%	0
2012	12.952956	14.677656	13.32%	0
2011	13.397363	12.952956	-3.32%	0
2010	11.549002	13.397363	16.00%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.944027	11.136401	11.99%	0
2018	10.503826	9.944027	-5.33%	0
2017	10.060292	10.503826	4.41%	0
2016	9.145218	10.060292	10.01%	0
2015*	10.000000	9.145218	-8.55%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.453600	10.060381	6.42%	0
2018	9.767817	9.453600	-3.22%	0
2017	9.706381	9.767817	0.63%	0
2016	9.715661	9.706381	-0.10%	0
2015*	10.000000	9.715661	-2.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.239507	13.967909	24.28%	0
2018	12.452942	11.239507	-9.74%	0
2017	10.963348	12.452942	13.59%	0
2016	9.687838	10.963348	13.17%	0
2015*	10.000000	9.687838	-3.12%	0
831

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.966733	16.035472	14.81%	0
2018	15.501795	13.966733	-9.90%	0
2017	13.981457	15.501795	10.87%	0
2016	13.813344	13.981457	1.22%	0
2015	14.310852	13.813344	-3.48%	0
2014	14.399589	14.310852	-0.62%	0
2013	12.907941	14.399589	11.56%	0
2012	12.039719	12.907941	7.21%	0
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.632099	12.424531	16.86%	0
2018	12.935427	10.632099	-17.81%	0
2017	11.531665	12.935427	12.17%	0
2016	10.265863	11.531665	12.33%	0
2015	10.800903	10.265863	-4.95%	0
2014*	10.000000	10.800903	8.01%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	34.460493	41.062370	19.16%	0
2018	38.835123	34.460493	-11.26%	0
2017	35.433065	38.835123	9.60%	0
2016	28.902912	35.433065	22.59%	0
2015	30.351154	28.902912	-4.77%	0
2014	29.612795	30.351154	2.49%	0
2013	21.583752	29.612795	37.20%	0
2012	19.127417	21.583752	12.84%	0
2011	19.507113	19.127417	-1.95%	0
2010	15.900235	19.507113	22.68%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.763185	32.750573	27.12%	0
2018	27.776087	25.763185	-7.25%	0
2017	23.500901	27.776087	18.19%	0
2016	21.627325	23.500901	8.66%	0
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	0
2013	15.529047	19.941540	28.41%	0
2012	13.793651	15.529047	12.58%	0
2011	13.921012	13.793651	-0.91%	0
2010	12.465567	13.921012	11.68%	0
832

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	22.161318	29.292733	32.18%	0
2018	24.471071	22.161318	-9.44%	0
2017	19.759527	24.471071	23.84%	0
2016	18.827496	19.759527	4.95%	0
2015	19.848944	18.827496	-5.15%	0
2014	18.880167	19.848944	5.13%	0
2013	16.026437	18.880167	17.81%	0
2012	14.925244	16.026437	7.38%	0
2011	14.076841	14.925244	6.03%	0
2010	12.549459	14.076841	12.17%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	18.254737	21.623478	18.45%	0
2018	23.200718	18.254737	-21.32%	0
2017	19.131256	23.200718	21.27%	0
2016	16.799817	19.131256	13.88%	0
2015	17.676486	16.799817	-4.96%	0
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.475661	10.765313	13.61%	0
2018	10.124870	9.475661	-6.41%	0
2017*	10.000000	10.124870	1.25%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.852627	16.005003	24.53%	0
2018	15.873926	12.852627	-19.03%	0
2017	14.566951	15.873926	8.97%	0
2016	11.396586	14.566951	27.82%	0
2015	12.496433	11.396586	-8.80%	0
2014	12.135084	12.496433	2.98%	0
2013*	10.000000	12.135084	21.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.868606	10.303012	4.40%	0
2018	10.131755	9.868606	-2.60%	0
2017	10.045026	10.131755	0.86%	0
2016	9.455965	10.045026	6.23%	0
2015	9.795618	9.455965	-3.47%	0
2014	9.989620	9.795618	-1.94%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.013156	10.537979	16.92%	0
2018*	10.000000	9.013156	-9.87%	0
833

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.764188	12.521850	6.44%	0
2018	12.162804	11.764188	-3.28%	0
2017	12.023003	12.162804	1.16%	0
2016	11.909794	12.023003	0.95%	0
2015	12.269095	11.909794	-2.93%	0
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
2010	11.046507	11.662428	5.58%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.177759	10.301052	25.96%	0
2018*	10.000000	8.177759	-18.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.035877	15.840405	12.86%	0
2018	15.038742	14.035877	-6.67%	0
2017	13.673410	15.038742	9.99%	0
2016	13.326036	13.673410	2.61%	0
2015	13.740644	13.326036	-3.02%	0
2014	13.523482	13.740644	1.61%	0
2013	12.253193	13.523482	10.37%	0
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	0
2010	10.572120	11.601197	9.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.805838	17.305430	16.88%	0
2018	16.170534	14.805838	-8.44%	0
2017	14.264402	16.170534	13.36%	0
2016	13.826793	14.264402	3.16%	0
2015	14.246754	13.826793	-2.95%	0
2014	13.970097	14.246754	1.98%	0
2013	12.390893	13.970097	12.74%	0
2012	11.240172	12.390893	10.24%	0
2011	11.672702	11.240172	-3.71%	0
2010	10.471363	11.672702	11.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.775568	19.090018	21.01%	0
2018	17.600078	15.775568	-10.37%	0
2017	14.955090	17.600078	17.69%	0
2016	14.418463	14.955090	3.72%	0
2015	14.866958	14.418463	-3.02%	0
2014	14.557664	14.866958	2.12%	0
2013	12.297963	14.557664	18.37%	0
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
2010	10.229315	11.558661	13.00%	0
834

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.917851	13.212012	21.01%	0
2018	11.719904	10.917851	-6.84%	0
2017	10.351244	11.719904	13.22%	0
2016*	10.000000	10.351244	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	29.279031	37.475316	27.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.833371	11.600285	7.08%	0
2018	14.771521	10.833371	-26.66%	0
2017	15.581654	14.771521	-5.20%	0
2016	11.969595	15.581654	30.18%	0
2015	15.491530	11.969595	-22.73%	0
2014	18.214517	15.491530	-14.95%	0
2013	15.047983	18.214517	21.04%	0
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
2010	13.722835	15.943269	16.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.465566	26.602274	23.93%	0
2018	24.074616	21.465566	-10.84%	0
2017	21.917420	24.074616	9.84%	0
2016	19.096009	21.917420	14.77%	0
2015	20.452594	19.096009	-6.63%	0
2014	19.337295	20.452594	5.77%	0
2013	15.515337	19.337295	24.63%	0
2012	13.595344	15.515337	14.12%	0
2011	13.852541	13.595344	-1.86%	0
2010	12.363198	13.852541	12.05%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.244855	14.217910	26.44%	0
2018	12.702595	11.244855	-11.48%	0
2017	11.171500	12.702595	13.71%	0
2016*	10.000000	11.171500	11.72%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.690494	37.477740	30.63%	0
2018	29.558256	28.690494	-2.94%	0
2017	22.485003	29.558256	31.46%	0
2016	22.933839	22.485003	-1.96%	0
2015	22.002728	22.933839	4.23%	0
2014	20.328141	22.002728	8.24%	0
2013	15.330140	20.328141	32.60%	0
2012	13.744491	15.330140	11.54%	0
2011	14.100764	13.744491	-2.53%	0
2010	11.675868	14.100764	20.77%	0
835

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.040991	12.844068	6.67%	0
2018	12.449452	12.040991	-3.28%	0
2017	12.277646	12.449452	1.40%	0
2016	12.051911	12.277646	1.87%	0
2015	12.466894	12.051911	-3.33%	0
2014	12.106430	12.466894	2.98%	0
2013	12.679058	12.106430	-4.52%	0
2012	12.314867	12.679058	2.96%	0
2011	11.799598	12.314867	4.37%	0
2010	11.252743	11.799598	4.86%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	33.475504	40.201826	20.09%	0
2018	40.291272	33.475504	-16.92%	0
2017	34.280833	40.291272	17.53%	0
2016	31.412027	34.280833	9.13%	0
2015	32.751025	31.412027	-4.09%	0
2014	31.680036	32.751025	3.38%	0
2013	23.913984	31.680036	32.47%	0
2012	21.410647	23.913984	11.69%	0
2011	24.632020	21.410647	-13.08%	0
2010	19.648928	24.632020	25.36%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.058712	23.692628	24.31%	0
2018	23.015992	19.058712	-17.19%	0
2017	18.158741	23.015992	26.75%	0
2016	19.658786	18.158741	-7.63%	0
2015	19.519505	19.658786	0.71%	0
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.719282	12.849832	19.88%	0
2018	11.754567	10.719282	-8.81%	0
2017	11.616930	11.754567	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	25.918001	33.887095	30.75%	0
2018	32.225676	25.918001	-19.57%	0
2017	27.752622	32.225676	16.12%	0
2016	26.047195	27.752622	6.55%	0
2015	27.595615	26.047195	-5.61%	0
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
2010	15.467706	19.053535	23.18%	0
836

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.326752	13.236804	16.86%	0
2018	12.859712	11.326752	-11.92%	0
2017	11.777646	12.859712	9.19%	0
2016	10.672122	11.777646	10.36%	0
2015	11.670996	10.672122	-8.56%	0
2014	11.638805	11.670996	0.28%	0
2013	9.644519	11.638805	20.68%	0
2012	8.577245	9.644519	12.44%	0
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.878341	15.704422	13.16%	0
2018	14.876539	13.878341	-6.71%	0
2017	13.911195	14.876539	6.94%	0
2016	12.512181	13.911195	11.18%	0
2015	13.807088	12.512181	-9.38%	0
2014	13.536324	13.807088	2.00%	0
2013	12.184620	13.536324	11.09%	0
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0
2010	10.115771	11.112954	9.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	25.830017	32.546207	26.00%	0
2018	27.912825	25.830017	-7.46%	0
2017	23.744626	27.912825	17.55%	0
2016	20.985158	23.744626	13.15%	0
2015	22.338182	20.985158	-6.06%	0
2014	21.072758	22.338182	6.01%	0
2013	16.665089	21.072758	26.45%	0
2012	15.267189	16.665089	9.16%	0
2011	14.771633	15.267189	3.35%	0
2010	12.557646	14.771633	17.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	30.207739	37.212825	23.19%	0
2018	35.566924	30.207739	-15.07%	0
2017	32.964863	35.566924	7.89%	0
2016	25.968224	32.964863	26.94%	0
2015	28.758665	25.968224	-9.70%	0
2014	29.328807	28.758665	-1.94%	0
2013	22.079249	29.328807	32.83%	0
2012	19.129175	22.079249	15.42%	0
2011	20.385305	19.129175	-6.16%	0
2010	16.305646	20.385305	25.02%	0
837

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.351920	11.552413	23.53%	0
2018	11.392760	9.351920	-17.91%	0
2017	8.321240	11.392760	36.91%	0
2016	7.266503	8.321240	14.52%	0
2015	9.270310	7.266503	-21.62%	0
2014*	10.000000	9.270310	-7.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.278050	18.956778	9.72%	0
2018	20.960572	17.278050	-17.57%	0
2017	18.421273	20.960572	13.78%	0
2016	17.627491	18.421273	4.50%	0
2015	19.335079	17.627491	-8.83%	0
2014	22.315196	19.335079	-13.35%	0
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.884145	8.836397	-0.54%	0
2018	8.940002	8.884145	-0.62%	0
2017	8.995368	8.940002	-0.62%	0
2016	8.962023	8.995368	0.37%	0
2015	9.605373	8.962023	-6.70%	0
2014	9.674338	9.605373	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.934258	11.933466	9.14%	0
2018	11.724609	10.934258	-6.74%	0
2017	10.630498	11.724609	10.29%	0
2016	10.449065	10.630498	1.74%	0
2015	11.378984	10.449065	-8.17%	0
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.329154	9.898375	6.10%	0
2018*	10.000000	9.329154	-6.71%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.039940	9.255808	2.39%	0
2018	9.768766	9.039940	-7.46%	0
2017	9.663447	9.768766	1.09%	0
2016	9.958705	9.663447	-2.96%	0
2015	10.028643	9.958705	-0.70%	0
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0
838

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.212803	21.565719	33.02%	0
2018	17.304205	16.212803	-6.31%	0
2017	13.970557	17.304205	23.86%	0
2016	14.044515	13.970557	-0.53%	0
2015	13.751449	14.044515	2.13%	0
2014	13.038951	13.751449	5.46%	0
2013	9.566186	13.038951	36.30%	0
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.466790	15.198473	21.91%	0
2018	14.466453	12.466790	-13.82%	0
2017	12.940115	14.466453	11.80%	0
2016	11.727343	12.940115	10.34%	0
2015	12.566009	11.727343	-6.67%	0
2014	12.372372	12.566009	1.57%	0
2013	9.877819	12.372372	25.25%	0
2012*	10.000000	9.877819	-1.22%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	29.207500	37.434781	28.17%	0
2018	34.594510	29.207500	-15.57%	0
2017	26.025903	34.594510	32.92%	0
2016	26.733418	26.025903	-2.65%	0
2015	26.447693	26.733418	1.08%	0
2014	26.579415	26.447693	-0.50%	0
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.319922	10.050738	7.84%	0
2018	10.014859	9.319922	-6.94%	0
2017	9.686205	10.014859	3.39%	0
2016	9.348206	9.686205	3.62%	0
2015	9.832956	9.348206	-4.93%	0
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.262028	10.307184	24.75%	0
2018	10.535022	8.262028	-21.58%	0
2017	8.544637	10.535022	23.29%	0
2016	9.007720	8.544637	-5.14%	0
2015	8.960409	9.007720	0.53%	0
2014*	10.000000	8.960409	-10.40%	0
839

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	23.151390	29.736766	28.44%	0
2018	25.841009	23.151390	-10.41%	0
2017	22.721611	25.841009	13.73%	0
2016	20.936971	22.721611	8.52%	0
2015	20.826777	20.936971	0.53%	0
2014	19.348417	20.826777	7.64%	0
2013	15.097719	19.348417	28.15%	0
2012	13.279956	15.097719	13.69%	0
2011	13.662735	13.279956	-2.80%	0
2010	12.098149	13.662735	12.93%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	32.124422	39.506803	22.98%	0
2018	36.835152	32.124422	-12.79%	0
2017	33.163600	36.835152	11.07%	0
2016	28.903522	33.163600	14.74%	0
2015	31.568512	28.903522	-8.44%	0
2014	28.998298	31.568512	8.86%	0
2013	21.149611	28.998298	37.11%	0
2012	18.435543	21.149611	14.72%	0
2011	19.368899	18.435543	-4.82%	0
2010	16.143091	19.368899	19.98%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.329055	15.826133	18.73%	0
2018	14.459290	13.329055	-7.82%	0
2017	12.537842	14.459290	15.33%	0
2016	13.197400	12.537842	-5.00%	0
2015	14.768595	13.197400	-10.64%	0
2014	15.989286	14.768595	-7.63%	0
2013	13.105433	15.989286	22.01%	0
2012	11.279287	13.105433	16.19%	0
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.771216	12.761566	8.41%	0
2018	12.335618	11.771216	-4.58%	0
2017	11.858976	12.335618	4.02%	0
2016	10.467729	11.858976	13.29%	0
2015	11.483165	10.467729	-8.84%	0
2014	11.557449	11.483165	-0.64%	0
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0
840

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.247094	20.506292	34.49%	0
2018	15.649469	15.247094	-2.57%	0
2017	12.647689	15.649469	23.73%	0
2016	12.223560	12.647689	3.47%	0
2015	13.306171	12.223560	-8.14%	0
2014	12.651736	13.306171	5.17%	0
2013	9.986286	12.651736	26.69%	0
2012*	10.000000	9.986286	-0.14%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	23.426092	27.927889	19.22%	0
2018	23.926968	23.426092	-2.09%	0
2017	20.771592	23.926968	15.19%	0
2016	20.419841	20.771592	1.72%	0
2015	20.857823	20.419841	-2.10%	0
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.382403	9.996580	6.55%	0
2018	9.749748	9.382403	-3.77%	0
2017	9.674657	9.749748	0.78%	0
2016	9.706378	9.674657	-0.33%	0
2015*	10.000000	9.706378	-2.94%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	35.765291	47.722130	33.43%	0
2018	36.067779	35.765291	-0.84%	0
2017	28.454294	36.067779	26.76%	0
2016	28.625835	28.454294	-0.60%	0
2015	26.228760	28.625835	9.14%	0
2014	24.801163	26.228760	5.76%	0
2013	19.434305	24.801163	27.62%	0
2012	16.093866	19.434305	20.76%	0
2011	17.737010	16.093866	-9.26%	0
2010	17.084557	17.737010	3.82%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.888537	30.906725	41.20%	0
2018	22.250801	21.888537	-1.63%	0
2017	15.746718	22.250801	41.30%	0
2016	14.184480	15.746718	11.01%	0
2015	13.902337	14.184480	2.03%	0
2014	13.039843	13.902337	6.61%	0
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0
841

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.293923	27.541805	23.54%	0
2018	26.948199	22.293923	-17.27%	0
2017	21.128300	26.948199	27.55%	0
2016	23.226623	21.128300	-9.03%	0
2015	26.122582	23.226623	-11.09%	0
2014	30.481556	26.122582	-14.30%	0
2013	27.356065	30.481556	11.43%	0
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.245430	9.497783	15.19%	0
2018	10.385412	8.245430	-20.61%	0
2017	8.332214	10.385412	24.64%	0
2016	7.074978	8.332214	17.77%	0
2015	9.077106	7.074978	-22.06%	0
2014	9.762653	9.077106	-7.02%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.667907	10.218968	5.70%	0
2018	10.020058	9.667907	-3.51%	0
2017	9.893967	10.020058	1.27%	0
2016*	10.000000	9.893967	-1.06%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.049926	20.730418	37.74%	0
2018	15.707896	15.049926	-4.19%	0
2017	12.751594	15.707896	23.18%	0
2016	12.020009	12.751594	6.09%	0
2015	12.598607	12.020009	-4.59%	0
2014	13.968661	12.598607	-9.81%	0
2013	10.144957	13.968661	37.69%	0
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.375722	33.304302	26.27%	0
2018	30.182023	26.375722	-12.61%	0
2017	26.377383	30.182023	14.42%	0
2016	23.776352	26.377383	10.94%	0
2015	24.615944	23.776352	-3.41%	0
2014	22.909743	24.615944	7.45%	0
2013	17.328545	22.909743	32.21%	0
2012	15.337860	17.328545	12.98%	0
2011	15.804055	15.337860	-2.95%	0
2010	14.574296	15.804055	8.44%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.769551	7.70%	0
842

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.178354	19.820499	22.51%	0
2018	18.383379	16.178354	-11.99%	0
2017	14.866175	18.383379	23.66%	0
2016	14.682254	14.866175	1.25%	0
2015	14.163525	14.682254	3.66%	0
2014	14.363990	14.163525	-1.40%	0
2013	11.542372	14.363990	24.45%	0
2012	10.212065	11.542372	13.03%	0
2011	10.662943	10.212065	-4.23%	0
2010*	10.000000	10.662943	6.63%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.194976	16.596855	36.10%	0
2018	12.437880	12.194976	-1.95%	0
2017	9.957551	12.437880	24.91%	0
2016	9.648510	9.957551	3.20%	0
2015*	10.000000	9.648510	-3.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.491579	12.393174	7.85%	0
2018	11.896205	11.491579	-3.40%	0
2017	11.521225	11.896205	3.25%	0
2016	11.161719	11.521225	3.22%	0
2015	11.544003	11.161719	-3.31%	0
2014	11.007225	11.544003	4.88%	0
2013	11.355360	11.007225	-3.07%	0
2012	10.666644	11.355360	6.46%	0
2011	10.378571	10.666644	2.78%	0
2010	9.961433	10.378571	4.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.820662	22.063516	11.32%	0
2018	21.872681	19.820662	-9.38%	0
2017	20.469749	21.872681	6.85%	0
2016	18.984406	20.469749	7.82%	0
2015	19.702861	18.984406	-3.65%	0
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.012538	11.236039	24.67%	0
2018	10.036818	9.012538	-10.21%	0
2017	9.146086	10.036818	9.74%	0
2016	8.158749	9.146086	12.10%	0
2015*	10.000000	8.158749	-18.41%	0
843

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.235463	19.628874	20.90%	0
2018	17.942820	16.235463	-9.52%	0
2017	15.658316	17.942820	14.59%	0
2016	14.466734	15.658316	8.24%	0
2015	15.983331	14.466734	-9.49%	0
2014	16.738741	15.983331	-4.51%	0
2013	13.013691	16.738741	28.62%	0
2012	10.885169	13.013691	19.55%	0
2011	11.266329	10.885169	-3.38%	0
2010*	10.000000	11.266329	12.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.451698	17.018823	17.76%	0
2018	15.601199	14.451698	-7.37%	0
2017	13.817731	15.601199	12.91%	0
2016	13.000970	13.817731	6.28%	0
2015	13.204394	13.000970	-1.54%	0
2014	12.899241	13.204394	2.37%	1,164
2013	10.731138	12.899241	20.20%	1,147
2012	9.511961	10.731138	12.82%	1,203
2011	9.665526	9.511961	-1.59%	1,234
2010	8.849704	9.665526	9.22%	1,253
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.013715	10.640470	6.26%	0
2018	10.383360	10.013715	-3.56%	0
2017	10.317483	10.383360	0.64%	0
2016	10.308090	10.317483	0.09%	0
2015	10.596899	10.308090	-2.73%	0
2014	10.353172	10.596899	2.35%	1,389
2013	10.899178	10.353172	-5.01%	1,344
2012	10.650364	10.899178	2.34%	1,159
2011	10.331310	10.650364	3.09%	1,097
2010	9.997294	10.331310	3.34%	1,077
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.981313	21.001082	31.41%	0
2018	18.098955	15.981313	-11.70%	0
2017	14.172618	18.098955	27.70%	0
2016	14.507823	14.172618	-2.31%	0
2015	13.966038	14.507823	3.88%	0
2014	14.065971	13.966038	-0.71%	0
2013	11.214478	14.065971	25.43%	0
2012	9.421701	11.214478	19.03%	0
2011	10.654789	9.421701	-11.57%	0
2010	9.818240	10.654789	8.52%	0
844

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.785566	22.592910	27.03%	0
2018	18.364817	17.785566	-3.15%	0
2017	14.737531	18.364817	24.61%	0
2016	13.858228	14.737531	6.34%	0
2015	13.355219	13.858228	3.77%	0
2014	12.675184	13.355219	5.37%	0
2013	10.030063	12.675184	26.37%	0
2012	8.762893	10.030063	14.46%	0
2011	9.429200	8.762893	-7.07%	0
2010	8.182153	9.429200	15.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.855962	18.202377	22.53%	0
2018	15.579538	14.855962	-4.64%	0
2017	13.104335	15.579538	18.89%	0
2016	12.098012	13.104335	8.32%	0
2015	12.274867	12.098012	-1.44%	0
2014	11.421466	12.274867	7.47%	1,317
2013	8.809726	11.421466	29.65%	1,375
2012	7.719034	8.809726	14.13%	1,513
2011	8.097596	7.719034	-4.67%	1,558
2010	7.483718	8.097596	8.20%	1,556
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.410904	14.274540	6.44%	0
2018	14.087051	13.410904	-4.80%	0
2017	13.586966	14.087051	3.68%	0
2016	12.825357	13.586966	5.94%	0
2015	13.545777	12.825357	-5.32%	0
2014	13.373714	13.545777	1.29%	0
2013	13.872647	13.373714	-3.60%	0
2012	12.676358	13.872647	9.44%	0
2011	12.317183	12.676358	2.92%	0
2010	11.423440	12.317183	7.82%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.908837	29.606644	23.83%	0
2018	26.502628	23.908837	-9.79%	0
2017	23.094961	26.502628	14.76%	0
2016	20.145231	23.094961	14.64%	0
2015	22.101976	20.145231	-8.85%	0
2014	20.811057	22.101976	6.20%	0
2013	15.775562	20.811057	31.92%	0
2012	13.692860	15.775562	15.21%	0
2011	14.410687	13.692860	-4.98%	0
2010	12.802463	14.410687	12.56%	0
845

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.545181	10.697466	12.07%	0
2018	10.697559	9.545181	-10.77%	0
2017	9.263395	10.697559	15.48%	0
2016	9.225806	9.263395	0.41%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.012493	10.405127	3.92%	0
2018*	10.000000	10.012493	0.12%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.602315	20.810911	11.87%	0
2018	19.671950	18.602315	-5.44%	0
2017	18.897962	19.671950	4.10%	0
2016	16.977681	18.897962	11.31%	0
2015	17.879271	16.977681	-5.04%	0
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.574975	18.201918	24.88%	0
2018	15.739057	14.574975	-7.40%	0
2017	12.937887	15.739057	21.65%	0
2016	11.685965	12.937887	10.71%	0
2015	12.130330	11.685965	-3.66%	0
2014	11.675551	12.130330	3.90%	0
2013	8.342841	11.675551	39.95%	0
2012	7.324197	8.342841	13.91%	0
2011	8.502760	7.324197	-13.86%	0
2010	7.557804	8.502760	12.50%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.151909	11.853342	29.52%	0
2018	11.266088	9.151909	-18.77%	0
2017	9.203737	11.266088	22.41%	0
2016	9.678310	9.203737	-4.90%	0
2015	9.991930	9.678310	-3.14%	0
2014	10.388637	9.991930	-3.82%	0
2013	8.800096	10.388637	18.05%	0
2012	7.813553	8.800096	12.63%	0
2011	8.866906	7.813553	-11.88%	0
2010	7.990895	8.866906	10.96%	0
846

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.785157	29.921055	25.80%	0
2018	24.466462	23.785157	-2.78%	0
2017	20.867221	24.466462	17.25%	0
2016	19.252521	20.867221	8.39%	0
2015	19.616372	19.252521	-1.85%	0
2014	17.993196	19.616372	9.02%	0
2013	14.109883	17.993196	27.52%	0
2012	12.712220	14.109883	10.99%	0
2011	12.988392	12.712220	-2.13%	0
2010	11.765387	12.988392	10.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.176386	14.716589	20.86%	0
2018	13.994244	12.176386	-12.99%	0
2017	11.980036	13.994244	16.81%	0
2016	11.338062	11.980036	5.66%	0
2015	11.836426	11.338062	-4.21%	0
2014	11.617517	11.836426	1.88%	0
2013	9.202721	11.617517	26.24%	0
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.659273	13.207061	13.28%	0
2018	12.755071	11.659273	-8.59%	0
2017	11.674224	12.755071	9.26%	0
2016	11.283495	11.674224	3.46%	0
2015	11.696766	11.283495	-3.53%	0
2014	11.502378	11.696766	1.69%	0
2013	10.289133	11.502378	11.79%	0
2012	9.502523	10.289133	8.28%	0
2011	9.878523	9.502523	-3.81%	0
2010	9.176761	9.878523	7.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.132200	14.223163	17.23%	0
2018	13.550858	12.132200	-10.47%	0
2017	12.000486	13.550858	12.92%	0
2016	11.467688	12.000486	4.65%	0
2015	11.920158	11.467688	-3.80%	0
2014	11.677279	11.920158	2.08%	0
2013	9.877955	11.677279	18.22%	0
2012	8.915500	9.877955	10.80%	0
2011	9.470157	8.915500	-5.86%	0
2010	8.642146	9.470157	9.58%	0
847

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.719680	11.566975	7.90%	0
2018	11.290229	10.719680	-5.05%	0
2017	10.886668	11.290229	3.71%	0
2016	10.672705	10.886668	2.00%	0
2015	11.027303	10.672705	-3.22%	0
2014	10.944875	11.027303	0.75%	0
2013	10.697805	10.944875	2.31%	0
2012	10.207364	10.697805	4.80%	0
2011	10.322807	10.207364	-1.12%	0
2010	9.913270	10.322807	4.13%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.430438	11.578487	11.01%	0
2018	11.506329	10.430438	-9.35%	0
2017	10.282202	11.506329	11.91%	0
2016	9.989991	10.282202	2.93%	0
2015	10.705903	9.989991	-6.69%	0
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.704115	12.045353	12.53%	0
2018	11.815951	10.704115	-9.41%	0
2017	10.287690	11.815951	14.86%	0
2016	9.933612	10.287690	3.56%	0
2015	10.710696	9.933612	-7.26%	0
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.945231	13.759868	15.19%	0
2018	13.187891	11.945231	-9.42%	0
2017	11.867261	13.187891	11.13%	0
2016	11.402270	11.867261	4.08%	0
2015	11.820663	11.402270	-3.54%	0
2014	11.593913	11.820663	1.96%	0
2013	10.093929	11.593913	14.86%	0
2012	9.213622	10.093929	9.55%	0
2011	9.675057	9.213622	-4.77%	0
2010	8.909883	9.675057	8.59%	0
848

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.130806	14.456965	19.18%	0
2018	13.750469	12.130806	-11.78%	0
2017	11.943788	13.750469	15.13%	0
2016	11.384896	11.943788	4.91%	0
2015	11.855610	11.384896	-3.97%	0
2014	11.629124	11.855610	1.95%	0
2013	9.597286	11.629124	21.17%	0
2012	8.590871	9.597286	11.71%	0
2011	9.242498	8.590871	-7.05%	0
2010	8.365741	9.242498	10.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.434948	12.743622	11.44%	0
2018	12.316505	11.434948	-7.16%	0
2017	11.495030	12.316505	7.15%	0
2016	11.121874	11.495030	3.36%	0
2015	11.529894	11.121874	-3.54%	0
2014	11.361727	11.529894	1.48%	0
2013	10.475689	11.361727	8.46%	6,613
2012	9.764236	10.475689	7.29%	6,613
2011	10.041190	9.764236	-2.76%	6,613
2010	9.445292	10.041190	6.31%	6,613
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.601322	13.820433	9.67%	0
2018	15.331910	12.601322	-17.81%	0
2017	12.812909	15.331910	19.66%	0
2016	12.995651	12.812909	-1.41%	0
2015	13.870366	12.995651	-6.31%	0
2014	15.487943	13.870366	-10.44%	0
2013	13.227042	15.487943	17.09%	0
2012	11.346978	13.227042	16.57%	0
2011	13.288936	11.346978	-14.61%	0
2010	12.816111	13.288936	3.69%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.064749	11.726452	5.98%	0
2018	11.428664	11.064749	-3.18%	0
2017	11.250645	11.428664	1.58%	0
2016	10.988310	11.250645	2.39%	0
2015	11.370197	10.988310	-3.36%	0
2014	11.140479	11.370197	2.06%	0
2013	11.674675	11.140479	-4.58%	0
2012	11.141081	11.674675	4.79%	0
2011	10.754996	11.141081	3.59%	0
2010	10.330511	10.754996	4.11%	0
849

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.705092	12.507374	6.85%	0
2018	12.183998	11.705092	-3.93%	0
2017	12.041924	12.183998	1.18%	0
2016	11.951147	12.041924	0.76%	0
2015	12.321334	11.951147	-3.00%	0
2014	12.049072	12.321334	2.26%	0
2013	12.616537	12.049072	-4.50%	0
2012	12.080918	12.616537	4.43%	0
2011	11.683262	12.080918	3.40%	0
2010	11.083449	11.683262	5.41%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.672502	13.630256	16.77%	0
2018	13.331481	11.672502	-12.44%	0
2017	11.597965	13.331481	14.95%	0
2016	10.678491	11.597965	8.61%	0
2015	11.309624	10.678491	-5.58%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.126477	12.748261	14.58%	0
2018	12.381477	11.126477	-10.14%	0
2017	11.155014	12.381477	10.99%	0
2016	10.517894	11.155014	6.06%	0
2015	10.981057	10.517894	-4.22%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.485659	30.480517	19.60%	0
2018	31.748587	25.485659	-19.73%	0
2017	23.055659	31.748587	37.70%	0
2016	21.999811	23.055659	4.80%	0
2015	26.937085	21.999811	-18.33%	0
2014	29.307446	26.937085	-8.09%	0
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.634993	11.019323	3.61%	0
2018	10.914451	10.634993	-2.56%	0
2017	10.964983	10.914451	-0.46%	0
2016	11.162558	10.964983	-1.77%	0
2015	11.461267	11.162558	-2.61%	0
2014	11.241496	11.461267	1.95%	0
2013	12.017135	11.241496	-6.45%	0
2012	11.960441	12.017135	0.47%	0
2011	11.436494	11.960441	4.58%	0
2010	11.194417	11.436494	2.16%	0
850

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.921002	7.860559	-0.76%	0
2018	8.013781	7.921002	-1.16%	0
2017	8.184195	8.013781	-2.08%	0
2016	8.392825	8.184195	-2.49%	0
2015	8.608023	8.392825	-2.50%	0
2014	8.828741	8.608023	-2.50%	0
2013	9.055116	8.828741	-2.50%	0
2012	9.287938	9.055116	-2.51%	0
2011	9.525417	9.287938	-2.49%	0
2010	9.769647	9.525417	-2.50%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.849044	9.100251	15.94%	0
2018	9.450427	7.849044	-16.95%	0
2017	7.626951	9.450427	23.91%	0
2016	7.772712	7.626951	-1.88%	0
2015	8.237384	7.772712	-5.64%	0
2014	8.509884	8.237384	-3.20%	0
2013	7.424130	8.509884	14.62%	0
2012	6.608646	7.424130	12.34%	0
2011	7.530917	6.608646	-12.25%	0
2010	6.835062	7.530917	10.18%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.474415	10.014412	18.17%	0
2018	10.123098	8.474415	-16.29%	0
2017	8.341729	10.123098	21.35%	0
2016	8.510514	8.341729	-1.98%	0
2015	8.851734	8.510514	-3.85%	0
2014	9.677590	8.851734	-8.53%	0
2013	8.202236	9.677590	17.99%	0
2012	7.116882	8.202236	15.25%	0
2011	8.375321	7.116882	-15.03%	0
2010	7.998165	8.375321	4.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.745727	27.440257	20.64%	0
2018	25.599213	22.745727	-11.15%	0
2017	22.168070	25.599213	15.48%	0
2016	20.768510	22.168070	6.74%	0
2015	21.515841	20.768510	-3.47%	0
2014	21.019637	21.515841	2.36%	0
2013	16.942064	21.019637	24.07%	0
2012	14.993060	16.942064	13.00%	0
2011	16.006045	14.993060	-6.33%	0
2010	14.321095	16.006045	11.77%	0
851

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.700365	16.531740	12.46%	0
2018	15.848006	14.700365	-7.24%	0
2017	14.625255	15.848006	8.36%	0
2016	14.109894	14.625255	3.65%	0
2015	14.496884	14.109894	-2.67%	0
2014	14.216725	14.496884	1.97%	0
2013	12.855477	14.216725	10.59%	0
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
2010	11.445199	12.254428	7.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.221344	20.139049	16.94%	0
2018	18.887656	17.221344	-8.82%	0
2017	16.871973	18.887656	11.95%	0
2016	16.060377	16.871973	5.05%	0
2015	16.560295	16.060377	-3.02%	0
2014	16.143528	16.560295	2.58%	0
2013	13.856133	16.143528	16.51%	0
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
2010	12.000060	13.107855	9.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.236571	13.068032	6.79%	0
2018	12.782606	12.236571	-4.27%	0
2017	12.404515	12.782606	3.05%	0
2016	12.201448	12.404515	1.66%	0
2015	12.481271	12.201448	-2.24%	0
2014	12.321941	12.481271	1.29%	0
2013	12.055398	12.321941	2.21%	0
2012	11.756798	12.055398	2.54%	0
2011	11.714186	11.756798	0.36%	0
2010	11.345903	11.714186	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.506657	11.575555	10.17%	0
2018	11.420067	10.506657	-8.00%	0
2017	10.270896	11.420067	11.19%	0
2016	9.964735	10.270896	3.07%	0
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
852

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.786793	12.120842	12.37%	0
2018	11.778072	10.786793	-8.42%	0
2017	10.327318	11.778072	14.05%	0
2016	9.903024	10.327318	4.28%	0
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.655336	20.268639	14.80%	0
2018	19.201296	17.655336	-8.05%	0
2017	17.437962	19.201296	10.11%	0
2016	16.691539	17.437962	4.47%	0
2015	17.177048	16.691539	-2.83%	0
2014	16.749660	17.177048	2.55%	0
2013	14.729835	16.749660	13.71%	0
2012	13.634269	14.729835	8.04%	0
2011	13.988764	13.634269	-2.53%	0
2010	12.935490	13.988764	8.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.641363	24.518406	18.78%	0
2018	22.946778	20.641363	-10.05%	0
2017	20.169345	22.946778	13.77%	0
2016	19.067781	20.169345	5.78%	0
2015	19.700520	19.067781	-3.21%	0
2014	19.251370	19.700520	2.33%	0
2013	16.134332	19.251370	19.32%	0
2012	14.547240	16.134332	10.91%	0
2011	15.243674	14.547240	-4.57%	0
2010	13.855936	15.243674	10.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.954750	16.546891	10.65%	0
2018	15.935070	14.954750	-6.15%	0
2017	14.964079	15.935070	6.49%	0
2016	14.518679	14.964079	3.07%	0
2015	14.895523	14.518679	-2.53%	0
2014	14.586151	14.895523	2.12%	0
2013	13.539173	14.586151	7.73%	4,797
2012	12.853743	13.539173	5.33%	4,797
2011	12.916159	12.853743	-0.48%	4,797
2010	12.207537	12.916159	5.80%	4,797
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.388312	3.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.686690	6.87%	0
853

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.916318	20.207946	26.96%	0
2018	16.892836	15.916318	-5.78%	0
2017	13.338967	16.892836	26.64%	0
2016	13.413092	13.338967	-0.55%	0
2015	13.339555	13.413092	0.55%	0
2014	12.421055	13.339555	7.39%	0
2013	9.477717	12.421055	31.06%	0
2012	8.370289	9.477717	13.23%	0
2011	8.871228	8.370289	-5.65%	0
2010	7.887171	8.871228	12.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.608817	12.305825	16.00%	0
2018	11.433556	10.608817	-7.21%	0
2017	9.974912	11.433556	14.62%	0
2016	9.424385	9.974912	5.84%	0
2015	9.888263	9.424385	-4.69%	0
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.905859	14.160068	18.93%	0
2018	12.535691	11.905859	-5.02%	0
2017	10.564043	12.535691	18.66%	0
2016	9.845167	10.564043	7.30%	0
2015	10.083370	9.845167	-2.36%	0
2014*	10.000000	10.083370	0.83%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.643056	34.336139	33.90%	0
2018	26.716037	25.643056	-4.02%	0
2017	21.562217	26.716037	23.90%	0
2016	21.402034	21.562217	0.75%	0
2015	20.940925	21.402034	2.20%	0
2014	19.783916	20.940925	5.85%	0
2013	14.888534	19.783916	32.88%	0
2012	12.895523	14.888534	15.46%	0
2011	13.563910	12.895523	-4.93%	0
2010	12.819648	13.563910	5.81%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.445778	26.489026	23.52%	0
2018	24.300273	21.445778	-11.75%	0
2017	22.982269	24.300273	5.73%	0
2016	19.606813	22.982269	17.22%	0
2015	21.044406	19.606813	-6.83%	0
2014	19.109671	21.044406	10.12%	0
2013	14.884970	19.109671	28.38%	0
2012	13.340409	14.884970	11.58%	0
2011	13.615544	13.340409	-2.02%	0
2010	12.341337	13.615544	10.32%	0
854

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	32.745559	40.116726	22.51%	0
2018	37.905538	32.745559	-13.61%	0
2017	33.576370	37.905538	12.89%	0
2016	28.626532	33.576370	17.29%	0
2015	30.124019	28.626532	-4.97%	0
2014	28.236471	30.124019	6.68%	0
2013	21.766621	28.236471	29.72%	0
2012	19.005213	21.766621	14.53%	0
2011	20.000475	19.005213	-4.98%	0
2010	16.253949	20.000475	23.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.459551	14.123032	13.35%	0
2018	15.461319	12.459551	-19.41%	0
2017	12.940374	15.461319	19.48%	0
2016	12.641550	12.940374	2.36%	0
2015	13.698084	12.641550	-7.71%	0
2014	15.554720	13.698084	-11.94%	0
2013	13.179210	15.554720	18.02%	0
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.934657	15.776598	21.97%	0
2018	15.042351	12.934657	-14.01%	0
2017	13.489527	15.042351	11.51%	0
2016	11.921537	13.489527	13.15%	0
2015	12.662431	11.921537	-5.85%	0
2014	11.780417	12.662431	7.49%	0
2013	8.948032	11.780417	31.65%	0
2012	7.804974	8.948032	14.65%	0
2011	8.524077	7.804974	-8.44%	0
2010	7.754152	8.524077	9.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.401742	19.805168	20.75%	0
2018	19.373540	16.401742	-15.34%	0
2017	17.453402	19.373540	11.00%	0
2016	15.221537	17.453402	14.66%	0
2015	16.075781	15.221537	-5.31%	0
2014	14.089820	16.075781	14.10%	0
2013	10.650900	14.089820	32.29%	0
2012	9.389800	10.650900	13.43%	0
2011	9.858964	9.389800	-4.76%	0
2010	8.452178	9.858964	16.64%	0
855

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.437391	29.615828	31.99%	0
2018	25.076652	22.437391	-10.52%	0
2017	20.632406	25.076652	21.54%	0
2016	19.582007	20.632406	5.36%	0
2015	19.978369	19.582007	-1.98%	0
2014	19.983455	19.978369	-0.03%	0
2013	14.237843	19.983455	40.35%	0
2012	12.913076	14.237843	10.26%	0
2011	13.358576	12.913076	-3.33%	0
2010	10.951449	13.358576	21.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	28.810360	33.340485	15.72%	0
2018	35.659867	28.810360	-19.21%	0
2017	33.628005	35.659867	6.04%	0
2016	27.455235	33.628005	22.48%	0
2015	30.049288	27.455235	-8.63%	0
2014	28.866883	30.049288	4.10%	0
2013	21.143882	28.866883	36.53%	0
2012	18.026866	21.143882	17.29%	0
2011	19.554618	18.026866	-7.81%	0
2010	15.857367	19.554618	23.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	28.391196	34.699768	22.22%	0
2018	33.411675	28.391196	-15.03%	0
2017	30.270369	33.411675	10.38%	0
2016	25.333159	30.270369	19.49%	0
2015	26.484758	25.333159	-4.35%	0
2014	27.013767	26.484758	-1.96%	0
2013	19.712347	27.013767	37.04%	0
2012	17.547095	19.712347	12.34%	0
2011	19.104866	17.547095	-8.15%	0
2010	15.677960	19.104866	21.86%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.410961	18.939415	22.90%	0
2018	16.795166	15.410961	-8.24%	0
2017	14.552164	16.795166	15.41%	0
2016	13.554065	14.552164	7.36%	0
2015	13.960032	13.554065	-2.91%	0
2014	12.956290	13.960032	7.75%	0
2013	9.590812	12.956290	35.09%	0
2012	8.831945	9.590812	8.59%	0
2011	9.363752	8.831945	-5.68%	0
2010	7.772340	9.363752	20.48%	0
856

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.154858	15.459136	27.18%	0
2018	12.995619	12.154858	-6.47%	0
2017	12.556448	12.995619	3.50%	0
2016	12.015044	12.556448	4.51%	0
2015	13.062566	12.015044	-8.02%	0
2014	10.417275	13.062566	25.39%	0
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
2010	7.047616	8.920861	26.58%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.991145	19.124115	27.57%	0
2018	16.165603	14.991145	-7.27%	0
2017	13.676096	16.165603	18.20%	0
2016	12.590870	13.676096	8.62%	0
2015	12.793095	12.590870	-1.58%	0
2014	11.603655	12.793095	10.25%	0
2013*	10.000000	11.603655	16.04%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.188790	9.325249	1.49%	0
2018	9.349021	9.188790	-1.71%	0
2017	9.439014	9.349021	-0.95%	0
2016	9.445015	9.439014	-0.06%	0
2015	9.720355	9.445015	-2.83%	0
2014	9.920601	9.720355	-2.02%	0
2013	10.164262	9.920601	-2.40%	0
2012	10.070717	10.164262	0.93%	0
2011	10.195882	10.070717	-1.23%	0
2010	10.210230	10.195882	-0.14%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.366460	16.285225	21.84%	0
2018	15.465638	13.366460	-13.57%	0
2017	13.891091	15.465638	11.33%	0
2016	11.786304	13.891091	17.86%	0
2015	12.709035	11.786304	-7.26%	0
2014	12.467470	12.709035	1.94%	0
2013*	10.000000	12.467470	24.67%	0
857

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.130620	20.186886	33.42%	0
2018	16.697827	15.130620	-9.39%	0
2017	13.428674	16.697827	24.34%	0
2016	12.985674	13.428674	3.41%	0
2015	13.364901	12.985674	-2.84%	0
2014	13.216041	13.364901	1.13%	0
2013	9.779309	13.216041	35.14%	0
2012	8.749358	9.779309	11.77%	0
2011	9.391284	8.749358	-6.84%	0
2010	7.616007	9.391284	23.31%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	11.568635	14.402246	24.49%	0
2018	14.289454	11.568635	-19.04%	0
2017	11.561033	14.289454	23.60%	0
2016	12.075946	11.561033	-4.26%	0
2015	12.199223	12.075946	-1.01%	0
2014	12.935597	12.199223	-5.69%	0
2013	11.259164	12.935597	14.89%	0
2012	9.747233	11.259164	15.51%	0
2011	11.403049	9.747233	-14.52%	0
2010	9.584945	11.403049	18.97%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	29.247424	37.778721	29.17%	0
2018	32.107634	29.247424	-8.91%	0
2017	26.435064	32.107634	21.46%	0
2016	26.027829	26.435064	1.56%	0
2015	26.432332	26.027829	-1.53%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.632544	8.727039	1.09%	0
2018	8.765631	8.632544	-1.52%	0
2017	8.910358	8.765631	-1.62%	0
2016	9.028122	8.910358	-1.30%	0
2015	9.242642	9.028122	-2.32%	0
2014	9.422161	9.242642	-1.91%	0
2013	9.604522	9.422161	-1.90%	0
2012	9.417722	9.604522	1.98%	0
2011	9.630730	9.417722	-2.21%	0
2010	9.381818	9.630730	2.65%	0
858

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.041355	29.507975	22.74%	0
2018	26.159329	24.041355	-8.10%	0
2017	22.653111	26.159329	15.48%	0
2016	21.146801	22.653111	7.12%	0
2015	21.790061	21.146801	-2.95%	0
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
2010	12.321060	14.758983	19.79%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.006954	10.902609	8.95%	0
2018	10.856356	10.006954	-7.82%	0
2017	9.820090	10.856356	10.55%	0
2016	8.919993	9.820090	10.09%	0
2015	10.074444	8.919993	-11.46%	0
2014	10.285999	10.074444	-2.06%	0
2013	10.538238	10.285999	-2.39%	0
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.369848	10.474196	11.79%	0
2018	10.098736	9.369848	-7.22%	0
2017	9.434274	10.098736	7.04%	0
2016	8.546273	9.434274	10.39%	0
2015	8.977753	8.546273	-4.81%	0
2014	9.080409	8.977753	-1.13%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.186541	10.618922	4.24%	0
2018	10.892905	10.186541	-6.48%	0
2017	10.088472	10.892905	7.97%	0
2016	10.054512	10.088472	0.34%	0
2015	11.109470	10.054512	-9.50%	0
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0
859

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.062578	10.195977	1.33%	0
2018	10.297605	10.062578	-2.28%	0
2017	10.430302	10.297605	-1.27%	0
2016	10.559205	10.430302	-1.22%	0
2015	10.807402	10.559205	-2.30%	0
2014	11.002185	10.807402	-1.77%	0
2013	11.310560	11.002185	-2.73%	0
2012	10.970530	11.310560	3.10%	0
2011	11.138787	10.970530	-1.51%	0
2010	10.861161	11.138787	2.56%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.895380	9.908125	0.13%	0
2018	10.007688	9.895380	-1.12%	0
2017	10.032315	10.007688	-0.25%	0
2016*	10.000000	10.032315	0.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.953897	10.505457	5.54%	0
2018	10.275795	9.953897	-3.13%	0
2017	10.054226	10.275795	2.20%	0
2016	10.051626	10.054226	0.03%	0
2015	10.274886	10.051626	-2.17%	0
2014	10.116726	10.274886	1.56%	0
2013	10.593616	10.116726	-4.50%	0
2012	9.923217	10.593616	6.76%	0
2011*	10.000000	9.923217	-0.77%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.967730	12.673507	27.15%	0
2018	11.173293	9.967730	-10.79%	0
2017*	10.000000	11.173293	11.73%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.100787	17.466591	33.32%	0
2018	13.126260	13.100787	-0.19%	0
2017	10.283663	13.126260	27.64%	0
2016*	10.000000	10.283663	2.84%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.434812	17.614025	22.02%	0
2018	18.306328	14.434812	-21.15%	0
2017	14.831822	18.306328	23.43%	0
2016	15.593682	14.831822	-4.89%	0
2015	15.971200	15.593682	-2.36%	0
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
860

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.455776	39.450064	25.41%	0
2018	31.992907	31.455776	-1.68%	0
2017	25.772901	31.992907	24.13%	0
2016	29.604387	25.772901	-12.94%	0
2015	26.996859	29.604387	9.66%	0
2014	21.100280	26.996859	27.95%	0
2013	14.378070	21.100280	46.75%	0
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.879804	5.307165	8.76%	0
2018	6.993495	4.879804	-30.22%	0
2017	7.316526	6.993495	-4.42%	0
2016	5.232139	7.316526	39.84%	0
2015	8.085411	5.232139	-35.29%	0
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.001494	5.455253	9.07%	0
2018	7.153403	5.001494	-30.08%	0
2017	7.463016	7.153403	-4.15%	0
2016	5.325857	7.463016	40.13%	0
2015	8.208056	5.325857	-35.11%	0
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	18.121466	22.683796	25.18%	0
2018	21.441175	18.121466	-15.48%	0
2017	17.388739	21.441175	23.30%	0
2016	17.164715	17.388739	1.31%	0
2015	18.170733	17.164715	-5.54%	0
2014	16.911723	18.170733	7.44%	0
2013	12.951039	16.911723	30.58%	0
2012	11.424139	12.951039	13.37%	0
2011	12.575066	11.424139	-9.15%	0
2010	11.480119	12.575066	9.54%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.706604	7.07%	0
861

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	16.967144	19.877397	17.15%	0
2018	17.925287	16.967144	-5.35%	0
2017	16.377509	17.925287	9.45%	0
2016	15.599648	16.377509	4.99%	0
2015	15.802278	15.599648	-1.28%	0
2014	13.728307	15.802278	15.11%	0
2013	11.769719	13.728307	16.64%	0
2012	10.680100	11.769719	10.20%	0
2011	10.286216	10.680100	3.83%	0
2010	9.312198	10.286216	10.46%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	23.269780	31.092986	33.62%	0
2018	23.804236	23.269780	-2.25%	0
2017	18.137532	23.804236	31.24%	0
2016	18.505357	18.137532	-1.99%	0
2015	18.728173	18.505357	-1.19%	0
2014	18.493746	18.728173	1.27%	0
2013	13.559808	18.493746	36.39%	0
2012	11.552598	13.559808	17.37%	0
2011	12.543309	11.552598	-7.90%	0
2010*	10.000000	12.543309	25.43%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.434284	30.955629	21.71%	0
2018	25.753254	25.434284	-1.24%	0
2017	20.985112	25.753254	22.72%	0
2016	19.974321	20.985112	5.06%	0
2015	21.094660	19.974321	-5.31%	0
2014	22.049753	21.094660	-4.33%	0
2013	15.053297	22.049753	46.48%	0
2012	14.313615	15.053297	5.17%	0
2011	15.387274	14.313615	-6.98%	0
2010	12.448604	15.387274	23.61%	0
862

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.869010	12.206156	12.30%	0
2018	12.039699	10.869010	-9.72%	0
2017	10.806018	12.039699	11.42%	0
2016	10.726908	10.806018	0.74%	0
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	24.311940	29.286100	20.46%	0
2018	26.500794	24.311940	-8.26%	0
2017	22.928019	26.500794	15.58%	0
2016	21.181396	22.928019	8.25%	0
2015	21.429925	21.181396	-1.16%	0
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
2010	11.816881	12.989651	9.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.593744	8.642561	13.81%	0
2018*	10.000000	7.593744	-24.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	31.001735	36.223998	16.85%	0
2018	37.563538	31.001735	-17.47%	0
2017	34.154602	37.563538	9.98%	0
2016	28.083164	34.154602	21.62%	0
2015	30.558179	28.083164	-8.10%	0
2014	28.782917	30.558179	6.17%	0
2013	21.459344	28.782917	34.13%	0
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
2010	16.920857	20.874369	23.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.079076	11.757741	6.13%	0
2018	11.700423	11.079076	-5.31%	0
2017	11.580532	11.700423	1.04%	0
2016	11.383298	11.580532	1.73%	0
2015	11.976833	11.383298	-4.96%	0
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	391
2010	11.427508	11.706243	2.44%	393
863

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	23.078438	27.830990	20.59%	0
2018	25.521835	23.078438	-9.57%	0
2017	21.768976	25.521835	17.24%	0
2016	19.732325	21.768976	10.32%	0
2015	21.529523	19.732325	-8.35%	0
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
2010	12.008004	13.324023	10.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.154204	27.848844	25.70%	0
2018	26.123655	22.154204	-15.19%	0
2017	24.047497	26.123655	8.63%	0
2016	20.107002	24.047497	19.60%	0
2015	20.964339	20.107002	-4.09%	0
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	1,354
2010	11.521407	13.358495	15.94%	1,354
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.925349	11.109790	11.93%	0
2018	10.489503	9.925349	-5.38%	0
2017	10.051714	10.489503	4.36%	0
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.435850	10.036342	6.36%	0
2018	9.754501	9.435850	-3.27%	0
2017	9.698096	9.754501	0.58%	0
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.218373	13.934498	24.21%	0
2018	12.435941	11.218373	-9.79%	0
2017	10.953979	12.435941	13.53%	0
2016	9.684506	10.953979	13.11%	0
2015*	10.000000	9.684506	-3.15%	0
864

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.897636	15.947964	14.75%	0
2018	15.433077	13.897636	-9.95%	0
2017	13.926596	15.433077	10.82%	0
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.606671	12.388453	16.80%	0
2018	12.911154	10.606671	-17.85%	0
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	34.181034	40.708495	19.10%	0
2018	38.540075	34.181034	-11.31%	0
2017	35.181853	38.540075	9.55%	0
2016	28.712668	35.181853	22.53%	0
2015	30.166844	28.712668	-4.82%	0
2014	29.448071	30.166844	2.44%	0
2013	21.474692	29.448071	37.13%	0
2012	19.040545	21.474692	12.78%	0
2011	19.428449	19.040545	-2.00%	0
2010	15.844234	19.428449	22.62%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.554283	32.468358	27.06%	0
2018	27.565085	25.554283	-7.29%	0
2017	23.334301	27.565085	18.13%	0
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	1,334
2010	12.421688	13.864896	11.62%	1,337
865

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	21.981584	29.040264	32.11%	0
2018	24.285134	21.981584	-9.49%	0
2017	19.619419	24.285134	23.78%	0
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
2010	12.505268	14.020079	12.11%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	18.106619	21.437040	18.39%	0
2018	23.024350	18.106619	-21.36%	0
2017	18.995528	23.024350	21.21%	0
2016	16.689162	18.995528	13.82%	0
2015	17.569084	16.689162	-5.01%	0
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
2010	9.847216	12.553652	27.48%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.467553	10.750584	13.55%	0
2018	10.121425	9.467553	-6.46%	0
2017*	10.000000	10.121425	1.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.815301	15.950343	24.46%	0
2018	15.835996	12.815301	-19.07%	0
2017	14.539574	15.835996	8.92%	0
2016	11.380989	14.539574	27.75%	0
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.839925	10.267801	4.35%	0
2018	10.107526	9.839925	-2.65%	0
2017	10.026128	10.107526	0.81%	0
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.011431	10.530572	16.86%	0
2018*	10.000000	9.011431	-9.89%	0
866

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.668721	12.413862	6.39%	0
2018	12.070333	11.668721	-3.33%	0
2017	11.937700	12.070333	1.11%	0
2016	11.831347	11.937700	0.90%	0
2015	12.194538	11.831347	-2.98%	0
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
2010	11.007581	11.615366	5.52%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.174954	10.292237	25.90%	0
2018*	10.000000	8.174954	-18.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.937833	15.721684	12.80%	0
2018	14.941397	13.937833	-6.72%	0
2017	13.591851	14.941397	9.93%	0
2016	13.253330	13.591851	2.55%	0
2015	13.672677	13.253330	-3.07%	0
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
2010	10.546844	11.567530	9.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.702477	17.175815	16.82%	0
2018	16.065929	14.702477	-8.49%	0
2017	14.179379	16.065929	13.30%	0
2016	13.751411	14.179379	3.11%	0
2015	14.176352	13.751411	-3.00%	0
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	0
2011	11.638850	11.201851	-3.75%	0
2010	10.446336	11.638850	11.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.665312	18.946876	20.95%	0
2018	17.486100	15.665312	-10.41%	0
2017	14.865833	17.486100	17.63%	0
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	2,561
2010	10.204831	11.525093	12.94%	2,561
867

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.902950	13.187215	20.95%	0
2018	11.709944	10.902950	-6.89%	0
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	29.041606	37.152364	27.93%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.757681	11.513347	7.02%	0
2018	14.675893	10.757681	-26.70%	0
2017	15.488696	14.675893	-5.25%	0
2016	11.904275	15.488696	30.11%	0
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.291453	26.372962	23.87%	0
2018	23.891671	21.291453	-10.88%	0
2017	21.761985	23.891671	9.79%	0
2016	18.970272	21.761985	14.72%	0
2015	20.328358	18.970272	-6.68%	0
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	981
2010	12.319644	13.796680	11.99%	981
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.229498	14.191211	26.37%	0
2018	12.691798	11.229498	-11.52%	0
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.457818	37.154751	30.56%	0
2018	29.333682	28.457818	-2.99%	0
2017	22.325583	29.333682	31.39%	0
2016	22.782894	22.325583	-2.01%	0
2015	21.869122	22.782894	4.18%	0
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
2010	11.634753	14.043914	20.71%	0
868

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.943365	12.733391	6.61%	0
2018	12.354877	11.943365	-3.33%	0
2017	12.190613	12.354877	1.35%	0
2016	11.972600	12.190613	1.82%	0
2015	12.391204	11.972600	-3.38%	0
2014	12.039095	12.391204	2.92%	0
2013	12.615011	12.039095	-4.57%	0
2012	12.258973	12.615011	2.90%	0
2011	11.752048	12.258973	4.31%	0
2010	11.213147	11.752048	4.81%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	33.203989	39.855301	20.03%	0
2018	39.985118	33.203989	-16.96%	0
2017	34.037746	39.985118	17.47%	0
2016	31.205243	34.037746	9.08%	0
2015	32.552123	31.205243	-4.14%	0
2014	31.503792	32.552123	3.33%	0
2013	23.793129	31.503792	32.41%	0
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	2,805
2010	19.579731	24.532712	25.30%	3,542
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	18.904088	23.488365	24.25%	0
2018	22.841045	18.904088	-17.24%	0
2017	18.029926	22.841045	26.68%	0
2016	19.529322	18.029926	-7.68%	0
2015	19.400905	19.529322	0.66%	0
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
2010	16.472568	18.112411	9.95%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.688181	12.805980	19.81%	0
2018	11.726504	10.688181	-8.85%	0
2017	11.595130	11.726504	1.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	25.707757	33.594990	30.68%	0
2018	31.980768	25.707757	-19.61%	0
2017	27.555795	31.980768	16.06%	0
2016	25.875700	27.555795	6.49%	0
2015	27.427999	25.875700	-5.66%	0
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
2010	15.413239	18.976719	23.12%	0
869

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.264936	13.157821	16.80%	0
2018	12.796138	11.264936	-11.97%	0
2017	11.725407	12.796138	9.13%	0
2016	10.630221	11.725407	10.30%	0
2015	11.631141	10.630221	-8.61%	0
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
2010	8.304096	8.922286	7.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.788455	15.594715	13.10%	0
2018	14.787805	13.788455	-6.76%	0
2017	13.835285	14.787805	6.88%	0
2016	12.450280	13.835285	11.12%	0
2015	13.745833	12.450280	-9.43%	0
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	2,896
2010	10.096749	11.086382	9.80%	2,896
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	25.620517	32.265677	25.94%	0
2018	27.700716	25.620517	-7.51%	0
2017	23.576251	27.700716	17.49%	0
2016	20.847005	23.576251	13.09%	0
2015	22.202504	20.847005	-6.11%	0
2014	20.955509	22.202504	5.95%	0
2013	16.580866	20.955509	26.38%	0
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
2010	12.513402	14.712054	17.57%	1,058
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	29.962697	36.892059	23.13%	0
2018	35.296632	29.962697	-15.11%	0
2017	32.731071	35.296632	7.84%	0
2016	25.797235	32.731071	26.88%	0
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	0
2010	16.248200	20.303088	24.96%	0
870

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.329520	11.518838	23.47%	0
2018	11.371348	9.329520	-17.96%	0
2017	8.309852	11.371348	36.84%	0
2016	7.260269	8.309852	14.46%	0
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.137890	18.793374	9.66%	0
2018	20.801278	17.137890	-17.61%	0
2017	18.290622	20.801278	13.73%	0
2016	17.511427	18.290622	4.45%	0
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
2010	17.469514	18.455595	5.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.858343	8.806212	-0.59%	0
2018	8.918638	8.858343	-0.68%	0
2017	8.978461	8.918638	-0.67%	0
2016	8.949755	8.978461	0.32%	0
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.896924	11.886622	9.08%	0
2018	11.690605	10.896924	-6.79%	0
2017	10.605088	11.690605	10.24%	0
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.325956	9.889910	6.05%	0
2018*	10.000000	9.325956	-6.74%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.013694	9.224216	2.34%	0
2018	9.745420	9.013694	-7.51%	0
2017	9.645279	9.745420	1.04%	0
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
871

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.157368	21.480965	32.95%	0
2018	17.253945	16.157368	-6.36%	0
2017	13.937108	17.253945	23.80%	0
2016	14.018049	13.937108	-0.58%	0
2015	13.732582	14.018049	2.08%	0
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.424219	15.138809	21.85%	0
2018	14.424490	12.424219	-13.87%	0
2017	12.909171	14.424490	11.74%	0
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	28.970580	37.112095	28.10%	0
2018	34.331610	28.970580	-15.62%	0
2017	25.841324	34.331610	32.86%	0
2016	26.557404	25.841324	-2.70%	0
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
2010	18.028802	20.328432	12.76%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.290422	10.013799	7.79%	0
2018	9.988314	9.290422	-6.99%	0
2017	9.665473	9.988314	3.34%	0
2016	9.332961	9.665473	3.56%	0
2015	9.821966	9.332961	-4.98%	0
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.242273	10.277278	24.69%	0
2018	10.515258	8.242273	-21.62%	0
2017	8.532968	10.515258	23.23%	0
2016	9.000015	8.532968	-5.19%	0
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
872

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	22.963563	29.480387	28.38%	0
2018	25.644598	22.963563	-10.45%	0
2017	22.560441	25.644598	13.67%	0
2016	20.799097	22.560441	8.47%	0
2015	20.700239	20.799097	0.48%	0
2014	19.240734	20.700239	7.59%	0
2013	15.021393	19.240734	28.09%	0
2012	13.219623	15.021393	13.63%	0
2011	13.607633	13.219623	-2.85%	0
2010	12.055541	13.607633	12.87%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	31.863862	39.166291	22.92%	0
2018	36.555250	31.863862	-12.83%	0
2017	32.928435	36.555250	11.01%	0
2016	28.713249	32.928435	14.68%	0
2015	31.376782	28.713249	-8.49%	0
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
2010	16.086219	19.290778	19.92%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.263135	15.739794	18.67%	0
2018	14.395202	13.263135	-7.86%	0
2017	12.488649	14.395202	15.27%	0
2016	13.152349	12.488649	-5.05%	0
2015	14.725730	13.152349	-10.68%	0
2014	15.951061	14.725730	-7.68%	0
2013	13.080810	15.951061	21.94%	0
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
2010	11.761044	12.455671	5.91%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.731030	12.711487	8.36%	0
2018	12.299843	11.731030	-4.62%	0
2017	11.830637	12.299843	3.97%	0
2016	10.448052	11.830637	13.23%	0
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	0
873

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.195047	20.425818	34.42%	0
2018	15.604102	15.195047	-2.62%	0
2017	12.617458	15.604102	23.67%	0
2016	12.200580	12.617458	3.42%	0
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	23.236019	27.687088	19.16%	0
2018	23.745083	23.236019	-2.14%	0
2017	20.624237	23.745083	15.13%	0
2016	20.285342	20.624237	1.67%	0
2015	20.731072	20.285342	-2.15%	0
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
2010	14.641613	15.426977	5.36%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.364757	9.972656	6.49%	0
2018	9.736429	9.364757	-3.82%	0
2017	9.666392	9.736429	0.72%	0
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	35.475349	47.310983	33.36%	0
2018	35.793847	35.475349	-0.89%	0
2017	28.252628	35.793847	26.69%	0
2016	28.437489	28.252628	-0.65%	0
2015	26.069556	28.437489	9.08%	0
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	1,600
2010	17.024431	17.665535	3.77%	1,600
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.813724	30.785300	41.13%	0
2018	22.186202	21.813724	-1.68%	0
2017	15.709029	22.186202	41.23%	0
2016	14.157758	15.709029	10.96%	0
2015	13.883259	14.157758	1.98%	0
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0
874

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.113061	27.304373	23.48%	0
2018	26.743389	22.113061	-17.31%	0
2017	20.978435	26.743389	27.48%	0
2016	23.073675	20.978435	-9.08%	0
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
2010	30.720539	37.427896	21.83%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.221474	9.465323	15.13%	0
2018	10.360606	8.221474	-20.65%	0
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.654711	10.199785	5.65%	0
2018	10.011530	9.654711	-3.56%	0
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.998519	20.649019	37.67%	0
2018	15.662335	14.998519	-4.24%	0
2017	12.721108	15.662335	23.12%	0
2016	11.997419	12.721108	6.03%	0
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.161819	33.017270	26.20%	0
2018	29.952720	26.161819	-12.66%	0
2017	26.190386	29.952720	14.37%	0
2016	23.619868	26.190386	10.88%	0
2015	24.466486	23.619868	-3.46%	0
2014	22.782329	24.466486	7.39%	0
2013	17.241002	22.782329	32.14%	0
2012	15.268221	17.241002	12.92%	0
2011	15.740351	15.268221	-3.00%	1,833
2010	14.522997	15.740351	8.38%	1,833
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.765856	7.66%	0
875

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.106632	19.722513	22.45%	0
2018	18.311334	16.106632	-12.04%	0
2017	14.815493	18.311334	23.60%	0
2016	14.639677	14.815493	1.20%	0
2015	14.129694	14.639677	3.61%	0
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
2010*	10.000000	10.659314	6.59%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.171445	16.556347	36.03%	0
2018	12.420294	12.171445	-2.00%	0
2017	9.948556	12.420294	24.85%	0
2016	9.644725	9.948556	3.15%	0
2015*	10.000000	9.644725	-3.55%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.399590	12.287668	7.79%	0
2018	11.807065	11.399590	-3.45%	0
2017	11.440755	11.807065	3.20%	0
2016	11.089431	11.440755	3.17%	0
2015	11.475136	11.089431	-3.36%	0
2014	10.947179	11.475136	4.82%	0
2013	11.299207	10.947179	-3.12%	0
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0
2010	9.927442	10.337855	4.13%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.658649	21.871959	11.26%	0
2018	21.705105	19.658649	-9.43%	0
2017	20.323315	21.705105	6.80%	0
2016	18.858231	20.323315	7.77%	0
2015	19.581950	18.858231	-3.70%	0
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
2010	17.165409	18.357409	6.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.995588	11.209154	24.61%	0
2018	10.023123	8.995588	-10.25%	0
2017	9.138275	10.023123	9.68%	0
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0
876

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.167599	19.536806	20.84%	0
2018	17.877041	16.167599	-9.56%	0
2017	15.608889	17.877041	14.53%	0
2016	14.428448	15.608889	8.18%	0
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
2010*	10.000000	11.265383	12.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.358063	16.899882	17.70%	0
2018	15.508121	14.358063	-7.42%	0
2017	13.742313	15.508121	12.85%	0
2016	12.936619	13.742313	6.23%	0
2015	13.145771	12.936619	-1.59%	0
2014	12.848561	13.145771	2.31%	0
2013	10.694457	12.848561	20.14%	0
2012	9.484316	10.694457	12.76%	0
2011	9.642376	9.484316	-1.64%	0
2010	8.833028	9.642376	9.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.948833	10.566104	6.20%	0
2018	10.321399	9.948833	-3.61%	0
2017	10.261170	10.321399	0.59%	0
2016	10.257067	10.261170	0.04%	0
2015	10.549847	10.257067	-2.78%	0
2014	10.312484	10.549847	2.30%	0
2013	10.861918	10.312484	-5.06%	0
2012	10.619417	10.861918	2.28%	0
2011	10.306571	10.619417	3.04%	0
2010	9.978477	10.306571	3.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.877800	20.854358	31.34%	0
2018	17.991002	15.877800	-11.75%	0
2017	14.095292	17.991002	27.64%	0
2016	14.436052	14.095292	-2.36%	0
2015	13.904076	14.436052	3.83%	0
2014	14.010754	13.904076	-0.76%	0
2013	11.176181	14.010754	25.36%	0
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0
2010	9.799774	10.629301	8.46%	0
877

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.670266	22.434941	26.96%	0
2018	18.255174	17.670266	-3.20%	0
2017	14.657029	18.255174	24.55%	0
2016	13.789587	14.657029	6.29%	0
2015	13.295893	13.789587	3.71%	0
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
2010	8.166735	9.406610	15.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.767337	18.084507	22.46%	0
2018	15.494573	14.767337	-4.69%	0
2017	13.039542	15.494573	18.83%	0
2016	12.044352	13.039542	8.26%	0
2015	12.226688	12.044352	-1.49%	0
2014	11.382472	12.226688	7.42%	0
2013	8.784156	11.382472	29.58%	0
2012	7.700587	8.784156	14.07%	0
2011	8.082379	7.700587	-4.72%	0
2010	7.473482	8.082379	8.15%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.302099	14.151481	6.39%	0
2018	13.979972	13.302099	-4.85%	0
2017	13.490590	13.979972	3.63%	0
2016	12.740906	13.490590	5.88%	0
2015	13.463479	12.740906	-5.37%	0
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0
2010	11.383200	12.267503	7.77%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.714918	29.351463	23.77%	0
2018	26.301238	23.714918	-9.83%	0
2017	22.931176	26.301238	14.70%	0
2016	20.012585	22.931176	14.58%	0
2015	21.967720	20.012585	-8.90%	0
2014	20.695251	21.967720	6.15%	0
2013	15.695825	20.695251	31.85%	0
2012	13.630653	15.695825	15.15%	0
2011	14.352557	13.630653	-5.03%	0
2010	12.757362	14.352557	12.50%	1,127
878

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.528197	10.672958	12.01%	0
2018	10.684043	9.528197	-10.82%	0
2017	9.256427	10.684043	15.42%	0
2016	9.223586	9.256427	0.36%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.009062	10.396221	3.87%	0
2018*	10.000000	10.009062	0.09%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.451471	20.631583	11.82%	0
2018	19.522506	18.451471	-5.49%	0
2017	18.763999	19.522506	4.04%	0
2016	16.865947	18.763999	11.25%	0
2015	17.770721	16.865947	-5.09%	0
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
2010	13.683945	15.089297	10.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.495430	18.093306	24.82%	0
2018	15.661239	14.495430	-7.44%	0
2017	12.880503	15.661239	21.59%	0
2016	11.640080	12.880503	10.66%	0
2015	12.088895	11.640080	-3.71%	0
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
2010	7.551323	8.491116	12.45%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.101980	11.782630	29.45%	0
2018	11.210407	9.101980	-18.81%	0
2017	9.162929	11.210407	22.35%	0
2016	9.640328	9.162929	-4.95%	0
2015	9.957829	9.640328	-3.19%	0
2014	10.358492	9.957829	-3.87%	0
2013	8.779059	10.358492	17.99%	0
2012	7.798884	8.779059	12.57%	0
2011	8.854791	7.798884	-11.92%	0
2010	7.984057	8.854791	10.91%	0
879

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.592224	29.663124	25.73%	0
2018	24.280530	23.592224	-2.83%	0
2017	20.719226	24.280530	17.19%	0
2016	19.125757	20.719226	8.33%	0
2015	19.497213	19.125757	-1.91%	0
2014	17.893068	19.497213	8.97%	0
2013	14.038553	17.893068	27.46%	0
2012	12.654456	14.038553	10.94%	0
2011	12.935991	12.654456	-2.18%	0
2010	11.723931	12.935991	10.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.109939	14.628774	20.80%	0
2018	13.925070	12.109939	-13.03%	0
2017	11.926923	13.925070	16.75%	0
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.595667	13.128269	13.22%	0
2018	12.692033	11.595667	-8.64%	0
2017	11.622467	12.692033	9.20%	0
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	0
2014	11.469003	11.656842	1.64%	0
2013	10.264545	11.469003	11.73%	0
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	0
2010	9.168916	9.865025	7.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.066030	14.138340	17.17%	1,187
2018	13.483910	12.066030	-10.52%	1,190
2017	11.947312	13.483910	12.86%	1,192
2016	11.422711	11.947312	4.59%	1,194
2015	11.879499	11.422711	-3.85%	1,197
2014	11.643410	11.879499	2.03%	1,200
2013	9.854361	11.643410	18.15%	728
2012	8.898775	9.854361	10.74%	731
2011	9.457221	8.898775	-5.90%	734
2010	8.634762	9.457221	9.52%	737
880

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.661228	11.498002	7.85%	0
2018	11.234458	10.661228	-5.10%	0
2017	10.838423	11.234458	3.65%	0
2016	10.630838	10.838423	1.95%	0
2015	10.989682	10.630838	-3.27%	0
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0
2010	9.904798	10.308704	4.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.400154	11.538950	10.95%	0
2018	11.478837	10.400154	-9.40%	0
2017	10.262883	11.478837	11.85%	0
2016	9.976321	10.262883	2.87%	0
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.673032	12.004222	12.47%	0
2018	11.787722	10.673032	-9.46%	0
2017	10.268357	11.787722	14.80%	0
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.880088	13.677812	15.13%	0
2018	13.122733	11.880088	-9.47%	0
2017	11.814656	13.122733	11.07%	0
2016	11.357533	11.814656	4.02%	0
2015	11.780332	11.357533	-3.59%	0
2014	11.560275	11.780332	1.90%	0
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	0
2011	9.661834	9.196320	-4.82%	0
2010	8.902263	9.661834	8.53%	0
881

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.064597	14.370697	19.11%	0
2018	13.682485	12.064597	-11.82%	0
2017	11.890804	13.682485	15.07%	0
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
2010	8.358577	9.229854	10.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.372579	12.667601	11.39%	0
2018	12.255655	11.372579	-7.21%	0
2017	11.444083	12.255655	7.09%	0
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
2010	9.437218	10.027472	6.25%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.538971	13.744996	9.62%	0
2018	15.263937	12.538971	-17.85%	0
2017	12.762624	15.263937	19.60%	0
2016	12.951272	12.762624	-1.46%	0
2015	13.830092	12.951272	-6.35%	0
2014	15.450904	13.830092	-10.49%	0
2013	13.202184	15.450904	17.03%	0
2012	11.331470	13.202184	16.51%	0
2011	13.277584	11.331470	-14.66%	0
2010	12.811727	13.277584	3.64%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.004394	11.656513	5.93%	0
2018	11.372198	11.004394	-3.23%	0
2017	11.200787	11.372198	1.53%	0
2016	10.945211	11.200787	2.34%	0
2015	11.331400	10.945211	-3.41%	0
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0
2010	10.321677	10.740293	4.06%	0
882

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.641230	12.432749	6.80%	0
2018	12.123774	11.641230	-3.98%	0
2017	11.988523	12.123774	1.13%	0
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.638636	13.583737	16.71%	0
2018	13.299673	11.638636	-12.49%	0
2017	11.576207	13.299673	14.89%	0
2016	10.663899	11.576207	8.56%	0
2015	11.299958	10.663899	-5.63%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.094174	12.704736	14.52%	0
2018	12.351908	11.094174	-10.18%	0
2017	11.134066	12.351908	10.94%	0
2016	10.503513	11.134066	6.00%	0
2015	10.971671	10.503513	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.278869	30.217704	19.54%	0
2018	31.507248	25.278869	-19.77%	0
2017	22.892092	31.507248	37.63%	0
2016	21.854914	22.892092	4.75%	0
2015	26.773426	21.854914	-18.37%	0
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
2010	30.657203	34.630382	12.96%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.548742	10.924353	3.56%	0
2018	10.831515	10.548742	-2.61%	0
2017	10.887230	10.831515	-0.51%	0
2016	11.089083	10.887230	-1.82%	0
2015	11.391655	11.089083	-2.66%	0
2014	11.178962	11.391655	1.90%	0
2013	11.956428	11.178962	-6.50%	0
2012	11.906138	11.956428	0.42%	0
2011	11.390386	11.906138	4.53%	0
2010	11.154997	11.390386	2.11%	0
883

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.856603	7.792651	-0.81%	0
2018	7.952735	7.856603	-1.21%	0
2017	8.126009	7.952735	-2.13%	0
2016	8.337415	8.126009	-2.54%	0
2015	8.555579	8.337415	-2.55%	0
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	172
2010	9.735058	9.486829	-2.55%	172
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.806189	9.045922	15.88%	0
2018	9.403671	7.806189	-16.99%	0
2017	7.593107	9.403671	23.84%	0
2016	7.742192	7.593107	-1.93%	0
2015	8.209248	7.742192	-5.69%	0
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
2010	6.829224	7.520638	10.12%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.419518	9.944448	18.11%	0
2018	10.062709	8.419518	-16.33%	0
2017	8.296208	10.062709	21.29%	0
2016	8.468400	8.296208	-2.03%	0
2015	8.812461	8.468400	-3.90%	0
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0
2010	7.983117	8.355280	4.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.561172	27.203658	20.58%	0
2018	25.404617	22.561172	-11.19%	0
2017	22.010817	25.404617	15.42%	0
2016	20.631727	22.010817	6.68%	0
2015	21.385114	20.631727	-3.52%	0
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	31,911
2010	14.270643	15.941481	11.71%	68,557
884

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.627643	16.441528	12.40%	0
2018	15.777749	14.627643	-7.29%	0
2017	14.567863	15.777749	8.31%	0
2016	14.061722	14.567863	3.60%	0
2015	14.454808	14.061722	-2.72%	0
2014	14.182742	14.454808	1.92%	0
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
2010	11.441283	12.243948	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.136146	20.029143	16.88%	0
2018	18.803911	17.136146	-8.87%	0
2017	16.805757	18.803911	11.89%	0
2016	16.005533	16.805757	5.00%	0
2015	16.512212	16.005533	-3.07%	0
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
2010	11.995956	13.096652	9.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.137332	12.955404	6.74%	0
2018	12.685488	12.137332	-4.32%	0
2017	12.316570	12.685488	3.00%	0
2016	12.121144	12.316570	1.61%	0
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0
2010	11.305970	11.666968	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.476182	11.536059	10.12%	0
2018	11.392814	10.476182	-8.05%	0
2017	10.251628	11.392814	11.13%	0
2016	9.951129	10.251628	3.02%	0
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
885

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.755491	12.079473	12.31%	0
2018	11.749945	10.755491	-8.46%	0
2017	10.307918	11.749945	13.99%	0
2016	9.889480	10.307918	4.23%	0
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.512185	20.094005	14.74%	0
2018	19.055448	17.512185	-8.10%	0
2017	17.314355	19.055448	10.06%	0
2016	16.581702	17.314355	4.42%	0
2015	17.072766	16.581702	-2.88%	0
2014	16.656509	17.072766	2.50%	0
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	12,097
2010	12.889966	13.932384	8.09%	109,919
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.473955	24.307089	18.72%	0
2018	22.772424	20.473955	-10.09%	0
2017	20.026333	22.772424	13.71%	0
2016	18.942264	20.026333	5.72%	0
2015	19.580880	18.942264	-3.26%	0
2014	19.144282	19.580880	2.28%	0
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	13,130
2010	13.807159	15.182222	9.96%	92,453
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.833471	16.404283	10.59%	0
2018	15.814004	14.833471	-6.20%	0
2017	14.857986	15.814004	6.43%	0
2016	14.423121	14.857986	3.02%	0
2015	14.805082	14.423121	-2.58%	0
2014	14.505035	14.805082	2.07%	0
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	0
2011	12.864085	12.795373	-0.53%	5,626
2010	12.164556	12.864085	5.75%	5,766
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.384758	3.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.683021	6.83%	0
886

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.829473	20.087379	26.90%	0
2018	16.809340	15.829473	-5.83%	0
2017	13.279826	16.809340	26.58%	0
2016	13.360452	13.279826	-0.60%	0
2015	13.294008	13.360452	0.50%	0
2014	12.384991	13.294008	7.34%	0
2013	9.455041	12.384991	30.99%	0
2012	8.354559	9.455041	13.17%	0
2011	8.859090	8.354559	-5.70%	0
2010	7.880412	8.859090	12.42%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.584536	12.271356	15.94%	0
2018	11.413278	10.584536	-7.26%	0
2017	9.962310	11.413278	14.56%	0
2016	9.417301	9.962310	5.79%	0
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.878613	14.120424	18.87%	0
2018	12.513458	11.878613	-5.07%	0
2017	10.550698	12.513458	18.60%	0
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.516251	34.148833	33.83%	0
2018	26.597647	25.516251	-4.07%	0
2017	21.477644	26.597647	23.84%	0
2016	21.328997	21.477644	0.70%	0
2015	20.880164	21.328997	2.15%	0
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	6,430
2010	12.815268	13.552335	5.75%	12,453
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.339706	26.344496	23.45%	0
2018	24.192566	21.339706	-11.79%	0
2017	22.892101	24.192566	5.68%	0
2016	19.539878	22.892101	17.16%	0
2015	20.983330	19.539878	-6.88%	0
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0
2010	12.337108	13.603911	10.27%	0
887

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	32.479909	39.770879	22.45%	0
2018	37.617452	32.479909	-13.66%	0
2017	33.338231	37.617452	12.84%	0
2016	28.438030	33.338231	17.23%	0
2015	29.941009	28.438030	-5.02%	0
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
2010	16.196685	19.919798	22.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.359760	14.002739	13.29%	0
2018	15.345430	12.359760	-19.46%	0
2017	12.849949	15.345430	19.42%	0
2016	12.559637	12.849949	2.31%	0
2015	13.616307	12.559637	-7.76%	0
2014	15.469808	13.616307	-11.98%	0
2013	13.113998	15.469808	17.96%	0
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
2010	13.677962	14.115179	3.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.864081	15.682470	21.91%	0
2018	14.968004	12.864081	-14.06%	0
2017	13.429722	14.968004	11.45%	0
2016	11.874759	13.429722	13.09%	0
2015	12.619213	11.874759	-5.90%	0
2014	11.746224	12.619213	7.43%	0
2013	8.926637	11.746224	31.59%	0
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
2010	7.747515	8.512429	9.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.312200	19.686942	20.69%	0
2018	19.277733	16.312200	-15.38%	0
2017	17.375973	19.277733	10.94%	0
2016	15.161768	17.375973	14.60%	0
2015	16.020867	15.161768	-5.36%	0
2014	14.048896	16.020867	14.04%	0
2013	10.625415	14.048896	32.22%	0
2012	9.372148	10.625415	13.37%	0
2011	9.845472	9.372148	-4.81%	0
2010	8.444937	9.845472	16.58%	0
888

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.255389	29.360542	31.93%	0
2018	24.886092	22.255389	-10.57%	0
2017	20.486095	24.886092	21.48%	0
2016	19.453096	20.486095	5.31%	0
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
2010	10.912901	13.304735	21.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	28.576720	33.053148	15.66%	0
2018	35.388948	28.576720	-19.25%	0
2017	33.389597	35.388948	5.99%	0
2016	27.274525	33.389597	22.42%	0
2015	29.866824	27.274525	-8.68%	0
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
2010	15.801537	19.475784	23.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	28.160899	34.400655	22.16%	0
2018	33.157766	28.160899	-15.07%	0
2017	30.055699	33.157766	10.32%	0
2016	25.166360	30.055699	19.43%	0
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	0
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0
2010	15.622746	19.027826	21.80%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.326830	18.826366	22.83%	0
2018	16.712104	15.326830	-8.29%	0
2017	14.487598	16.712104	15.35%	0
2016	13.500832	14.487598	7.31%	0
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
2010	7.765678	9.350943	20.41%	0
889

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.088530	15.366886	27.12%	0
2018	12.931366	12.088530	-6.52%	0
2017	12.500743	12.931366	3.44%	0
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.947649	19.058837	27.50%	0
2018	16.127017	14.947649	-7.31%	0
2017	13.650424	16.127017	18.14%	0
2016	12.573658	13.650424	8.56%	0
2015	12.782159	12.573658	-1.63%	0
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.138619	9.269587	1.43%	0
2018	9.302776	9.138619	-1.76%	0
2017	9.397131	9.302776	-1.00%	0
2016	9.407928	9.397131	-0.11%	0
2015	9.687166	9.407928	-2.88%	0
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0
2010	10.201506	10.181934	-0.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.327657	16.229630	21.77%	0
2018	15.428709	13.327657	-13.62%	0
2017	13.865015	15.428709	11.28%	0
2016	11.770191	13.865015	17.80%	0
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
890

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.048029	20.066407	33.35%	0
2018	16.615262	15.048029	-9.43%	0
2017	13.369108	16.615262	24.28%	0
2016	12.934688	13.369108	3.36%	0
2015	13.319259	12.934688	-2.89%	0
2014	13.177666	13.319259	1.07%	0
2013	9.755918	13.177666	35.07%	0
2012	8.732915	9.755918	11.71%	0
2011	9.378430	8.732915	-6.88%	0
2010	7.609490	9.378430	23.25%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	11.487791	14.294281	24.43%	0
2018	14.196918	11.487791	-19.08%	0
2017	11.492038	14.196918	23.54%	0
2016	12.010023	11.492038	-4.31%	0
2015	12.138850	12.010023	-1.06%	0
2014	12.878182	12.138850	-5.74%	0
2013	11.214935	12.878182	14.83%	0
2012	9.713932	11.214935	15.45%	0
2011	11.369922	9.713932	-14.56%	0
2010	9.562009	11.369922	18.91%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	29.008415	37.450780	29.10%	0
2018	31.861691	29.008415	-8.96%	0
2017	26.245982	31.861691	21.40%	0
2016	25.854870	26.245982	1.51%	0
2015	26.270166	25.854870	-1.58%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.562546	8.651835	1.04%	0
2018	8.699031	8.562546	-1.57%	0
2017	8.847186	8.699031	-1.67%	0
2016	8.968705	8.847186	-1.35%	0
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
2010	9.348803	9.591920	2.60%	0
891

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.848893	29.256743	22.68%	0
2018	25.963308	23.848893	-8.14%	0
2017	22.494860	25.963308	15.42%	0
2016	21.009810	22.494860	7.07%	0
2015	21.660013	21.009810	-3.00%	0
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
2010	12.278963	14.701022	19.73%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.972792	10.859809	8.89%	0
2018	10.824881	9.972792	-7.87%	0
2017	9.796623	10.824881	10.50%	0
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.342624	10.438408	11.73%	0
2018	10.074589	9.342624	-7.27%	0
2017	9.416520	10.074589	6.99%	0
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.136161	10.560994	4.19%	0
2018	10.844618	10.136161	-6.53%	0
2017	10.048882	10.844618	7.92%	0
2016	10.020181	10.048882	0.29%	0
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
2010	10.778640	11.488230	6.58%	0
892

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.012797	10.140324	1.27%	0
2018	10.251948	10.012797	-2.33%	0
2017	10.389373	10.251948	-1.32%	0
2016	10.523153	10.389373	-1.27%	0
2015	10.776015	10.523153	-2.35%	0
2014	10.975869	10.776015	-1.82%	0
2013	11.289295	10.975869	-2.78%	0
2012	10.955543	11.289295	3.05%	0
2011	11.129257	10.955543	-1.56%	0
2010	10.857437	11.129257	2.50%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.881831	9.889486	0.08%	0
2018	9.999140	9.881831	-1.17%	0
2017	10.028880	9.999140	-0.30%	0
2016*	10.000000	10.028880	0.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.914845	10.458872	5.49%	0
2018	10.240757	9.914845	-3.18%	0
2017	10.025066	10.240757	2.15%	0
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	0
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.959210	12.656183	27.08%	0
2018	11.169507	9.959210	-10.84%	0
2017*	10.000000	11.169507	11.70%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.084254	17.435603	33.26%	0
2018	13.116469	13.084254	-0.25%	0
2017	10.281247	13.116469	27.58%	0
2016*	10.000000	10.281247	2.81%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.319254	17.464064	21.96%	0
2018	18.169149	14.319254	-21.19%	0
2017	14.728201	18.169149	23.36%	0
2016	15.492662	14.728201	-4.93%	0
2015	15.875882	15.492662	-2.41%	0
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
2010	13.579407	14.560233	7.22%	0
893

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.316318	39.255014	25.35%	0
2018	31.867520	31.316318	-1.73%	0
2017	25.685022	31.867520	24.07%	0
2016	29.518552	25.685022	-12.99%	0
2015	26.932388	29.518552	9.60%	0
2014	21.060683	26.932388	27.88%	0
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
2010*	10.000000	10.455834	4.56%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.863116	5.286300	8.70%	0
2018	6.973184	4.863116	-30.26%	0
2017	7.299016	6.973184	-4.46%	0
2016	5.222290	7.299016	39.77%	0
2015	8.074339	5.222290	-35.32%	0
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.984389	5.433814	9.02%	0
2018	7.132621	4.984389	-30.12%	0
2017	7.445137	7.132621	-4.20%	0
2016	5.315815	7.445137	40.06%	0
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.979112	22.494052	25.11%	0
2018	21.283720	17.979112	-15.53%	0
2017	17.269863	21.283720	23.24%	0
2016	17.056080	17.269863	1.25%	0
2015	18.065004	17.056080	-5.58%	0
2014	16.821948	18.065004	7.39%	0
2013	12.888892	16.821948	30.52%	0
2012	11.375162	12.888892	13.31%	0
2011	12.527566	11.375162	-9.20%	0
2010	11.442622	12.527566	9.48%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.702926	7.03%	0
894

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	16.844659	19.723782	17.09%	0
2018	17.805071	16.844659	-5.39%	0
2017	16.275991	17.805071	9.39%	0
2016	15.510884	16.275991	4.93%	0
2015	15.720428	15.510884	-1.33%	0
2014	13.664197	15.720428	15.05%	0
2013	11.720757	13.664197	16.58%	0
2012	10.641144	11.720757	10.15%	0
2011	10.253946	10.641144	3.78%	0
2010	9.287747	10.253946	10.40%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	23.169021	30.942483	33.55%	0
2018	23.713392	23.169021	-2.30%	0
2017	18.077538	23.713392	31.18%	0
2016	18.453579	18.077538	-2.04%	0
2015	18.685353	18.453579	-1.24%	0
2014	18.460930	18.685353	1.22%	0
2013	13.542692	18.460930	36.32%	0
2012	11.543952	13.542692	17.31%	0
2011	12.540356	11.543952	-7.95%	0
2010*	10.000000	12.540356	25.40%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.250586	30.716299	21.65%	0
2018	25.580440	25.250586	-1.29%	0
2017	20.854950	25.580440	22.66%	0
2016	19.860591	20.854950	5.01%	0
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0
2010	12.415878	15.338966	23.54%	0
895

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.831896	12.158226	12.24%	0
2018	12.004788	10.831896	-9.77%	0
2017	10.780205	12.004788	11.36%	0
2016	10.706760	10.780205	0.69%	0
2015	11.137393	10.706760	-3.87%	0
2014	10.973077	11.137393	1.50%	0
2013	10.064877	10.973077	9.02%	0
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	24.114586	29.033467	20.40%	0
2018	26.299245	24.114586	-8.31%	0
2017	22.765294	26.299245	15.52%	0
2016	21.041834	22.765294	8.19%	0
2015	21.299650	21.041834	-1.21%	0
2014	20.009278	21.299650	6.45%	0
2013	15.263152	20.009278	31.10%	0
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
2010	11.775225	12.937218	9.87%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.591134	8.635156	13.75%	0
2018*	10.000000	7.591134	-24.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	30.750123	35.911579	16.79%	0
2018	37.277923	30.750123	-17.51%	0
2017	33.912253	37.277923	9.92%	0
2016	27.898161	33.912253	21.56%	0
2015	30.372470	27.898161	-8.15%	65
2014	28.622684	30.372470	6.11%	70
2013	21.350842	28.622684	34.06%	72
2012	18.504473	21.350842	15.38%	87
2011	20.790175	18.504473	-10.99%	101
2010	16.861246	20.790175	23.30%	89
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.988497	11.655619	6.07%	0
2018	11.610751	10.988497	-5.36%	0
2017	11.497657	11.610751	0.98%	0
2016	11.307614	11.497657	1.68%	0
2015	11.903316	11.307614	-5.00%	0
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	0
2011	11.658277	12.689829	8.85%	0
2010	11.386526	11.658277	2.39%	0
896

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	22.891154	27.590982	20.53%	0
2018	25.327802	22.891154	-9.62%	0
2017	21.614532	25.327802	17.18%	0
2016	19.602357	21.614532	10.26%	0
2015	21.398689	19.602357	-8.39%	0
2014	19.558032	21.398689	9.41%	0
2013	14.820851	19.558032	31.96%	0
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
2010	11.965688	13.270258	10.90%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.999369	27.640017	25.64%	0
2018	25.954475	21.999369	-15.24%	0
2017	23.903981	25.954475	8.58%	0
2016	19.997230	23.903981	19.54%	0
2015	20.860606	19.997230	-4.14%	0
2014	18.425343	20.860606	13.22%	0
2013	14.562676	18.425343	26.52%	0
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
2010	11.493844	13.319708	15.89%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.906678	11.083194	11.88%	0
2018	10.475163	9.906678	-5.43%	0
2017	10.043111	10.475163	4.30%	0
2016	9.138955	10.043111	9.89%	0
2015*	10.000000	9.138955	-8.61%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.418074	10.012295	6.31%	0
2018	9.741164	9.418074	-3.32%	0
2017	9.689801	9.741164	0.53%	0
2016	9.708998	9.689801	-0.20%	0
2015*	10.000000	9.708998	-2.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.197251	13.901126	24.15%	0
2018	12.418950	11.197251	-9.84%	0
2017	10.944611	12.418950	13.47%	0
2016	9.681185	10.944611	13.05%	0
2015*	10.000000	9.681185	-3.19%	0
897

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.828888	15.860926	14.69%	0
2018	15.364666	13.828888	-10.00%	0
2017	13.871959	15.364666	10.76%	0
2016	13.719189	13.871959	1.11%	0
2015	14.227890	13.719189	-3.58%	0
2014	14.330817	14.227890	-0.72%	0
2013	12.859464	14.330817	11.44%	0
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
2010	11.965655	12.792360	6.91%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.581266	12.352433	16.74%	0
2018	12.886883	10.581266	-17.89%	0
2017	11.500151	12.886883	12.06%	0
2016	10.248298	11.500151	12.22%	0
2015	10.793489	10.248298	-5.05%	0
2014*	10.000000	10.793489	7.93%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	33.903630	40.357403	19.04%	0
2018	38.247054	33.903630	-11.36%	0
2017	34.932237	38.247054	9.49%	0
2016	28.523542	34.932237	22.47%	0
2015	29.983536	28.523542	-4.87%	0
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
2010	15.788409	19.350089	22.56%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.346917	32.188368	26.99%	0
2018	27.355521	25.346917	-7.34%	0
2017	23.168740	27.355521	18.07%	0
2016	21.343472	23.168740	8.55%	0
2015	21.724564	21.343472	-1.75%	0
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	7,326
2010	12.377907	13.808945	11.56%	7,326
898

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	21.803281	28.789927	32.04%	0
2018	24.100589	21.803281	-9.53%	0
2017	19.480287	24.100589	23.72%	0
2016	18.580423	19.480287	4.84%	0
2015	19.608591	18.580423	-5.24%	0
2014	18.670687	19.608591	5.02%	0
2013	15.864885	18.670687	17.69%	0
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
2010	12.461226	13.963553	12.06%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	17.959630	21.252116	18.33%	0
2018	22.849260	17.959630	-21.40%	0
2017	18.860725	22.849260	21.15%	0
2016	16.579198	18.860725	13.76%	0
2015	17.462272	16.579198	-5.06%	0
2014	17.694661	17.462272	-1.31%	0
2013	12.256585	17.694661	44.37%	0
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
2010	9.812493	12.502978	27.42%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.459455	10.735880	13.49%	0
2018	10.117987	9.459455	-6.51%	0
2017*	10.000000	10.117987	1.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.778083	15.895866	24.40%	0
2018	15.798164	12.778083	-19.12%	0
2017	14.512267	15.798164	8.86%	0
2016	11.365422	14.512267	27.69%	0
2015	12.475068	11.365422	-8.89%	0
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.811320	10.232693	4.29%	0
2018	10.083345	9.811320	-2.70%	0
2017	10.007281	10.083345	0.76%	0
2016	9.430071	10.007281	6.12%	0
2015	9.778829	9.430071	-3.57%	0
2014	9.982739	9.778829	-2.04%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.009712	10.523158	16.80%	0
2018*	10.000000	9.009712	-9.90%	0
899

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.573997	12.306768	6.33%	0
2018	11.978524	11.573997	-3.38%	0
2017	11.852969	11.978524	1.06%	0
2016	11.753392	11.852969	0.85%	0
2015	12.120409	11.753392	-3.03%	0
2014	12.021639	12.120409	0.82%	0
2013	12.250619	12.021639	-1.87%	0
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0
2010	10.968767	11.568470	5.47%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.172139	10.283421	25.84%	0
2018*	10.000000	8.172139	-18.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.840428	15.603802	12.74%	0
2018	14.844628	13.840428	-6.76%	0
2017	13.510731	14.844628	9.87%	0
2016	13.180987	13.510731	2.50%	0
2015	13.605031	13.180987	-3.12%	0
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
2010	10.521607	11.533937	9.62%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.599643	17.046923	16.76%	0
2018	15.961807	14.599643	-8.53%	0
2017	14.094690	15.961807	13.25%	0
2016	13.676281	14.094690	3.06%	0
2015	14.106147	13.676281	-3.05%	0
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0
2010	10.421329	11.605026	11.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.555836	18.804827	20.89%	2,593
2018	17.372869	15.555836	-10.46%	2,595
2017	14.777130	17.372869	17.57%	2,597
2016	14.261465	14.777130	3.62%	2,599
2015	14.720184	14.261465	-3.12%	2,601
2014	14.428751	14.720184	2.02%	2,603
2013	12.201574	14.428751	18.25%	2,605
2012	10.876743	12.201574	12.18%	2,607
2011	11.491638	10.876743	-5.35%	0
2010	10.180422	11.491638	12.88%	0
900

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.888055	13.162442	20.89%	0
2018	11.699984	10.888055	-6.94%	0
2017	10.344215	11.699984	13.11%	0
2016*	10.000000	10.344215	3.44%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	28.806009	36.832065	27.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.682423	11.426931	6.97%	0
2018	14.580757	10.682423	-26.74%	0
2017	15.396180	14.580757	-5.30%	0
2016	11.839236	15.396180	30.04%	0
2015	15.338582	11.839236	-22.81%	0
2014	18.053234	15.338582	-15.04%	0
2013	14.930038	18.053234	20.92%	0
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
2010	13.657248	15.850812	16.06%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.118598	26.145443	23.80%	0
2018	23.709937	21.118598	-10.93%	0
2017	21.607502	23.709937	9.73%	0
2016	18.845245	21.607502	14.66%	0
2015	20.204740	18.845245	-6.73%	0
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0
2010	12.276191	13.740960	11.93%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.214155	14.164552	26.31%	0
2018	12.681000	11.214155	-11.57%	0
2017	11.163925	12.681000	13.59%	0
2016*	10.000000	11.163925	11.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.226900	36.834365	30.49%	0
2018	29.110680	28.226900	-3.04%	0
2017	22.167176	29.110680	31.32%	0
2016	22.632815	22.167176	-2.06%	0
2015	21.736225	22.632815	4.12%	0
2014	20.102552	21.736225	8.13%	0
2013	15.175568	20.102552	32.47%	0
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
2010	11.593758	13.987258	20.64%	0
901

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.846480	12.623622	6.56%	0
2018	12.260984	11.846480	-3.38%	0
2017	12.104156	12.260984	1.30%	0
2016	11.893772	12.104156	1.77%	0
2015	12.315943	11.893772	-3.43%	774
2014	11.972117	12.315943	2.87%	830
2013	12.551260	11.972117	-4.61%	866
2012	12.203278	12.551260	2.85%	3,845
2011	11.704638	12.203278	4.26%	8,347
2010	11.173654	11.704638	4.75%	9,121
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	32.934583	39.511666	19.97%	0
2018	39.681183	32.934583	-17.00%	0
2017	33.796300	39.681183	17.41%	0
2016	30.999745	33.796300	9.02%	0
2015	32.354361	30.999745	-4.19%	0
2014	31.328478	32.354361	3.27%	0
2013	23.672861	31.328478	32.34%	0
2012	21.216573	23.672861	11.58%	526
2011	24.433783	21.216573	-13.17%	561
2010	19.510775	24.433783	25.23%	510
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	18.750703	23.285828	24.19%	0
2018	22.667427	18.750703	-17.28%	0
2017	17.902030	22.667427	26.62%	0
2016	19.400715	17.902030	-7.72%	0
2015	19.283043	19.400715	0.61%	38
2014	21.589181	19.283043	-10.68%	0
2013	17.028241	21.589181	26.78%	0
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
2010	16.414558	18.039374	9.90%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.657128	12.762224	19.75%	0
2018	11.698480	10.657128	-8.90%	0
2017	11.573329	11.698480	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	25.499136	33.305249	30.61%	0
2018	31.737642	25.499136	-19.66%	0
2017	27.360296	31.737642	16.00%	0
2016	25.705272	27.360296	6.44%	0
2015	27.261329	25.705272	-5.71%	0
2014	26.277621	27.261329	3.74%	0
2013	20.723478	26.277621	26.80%	0
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	5,754
2010	15.358918	18.900152	23.06%	5,754
902

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.203400	13.079225	16.74%	0
2018	12.732816	11.203400	-12.01%	0
2017	11.673349	12.732816	9.08%	0
2016	10.588450	11.673349	10.25%	0
2015	11.591385	10.588450	-8.65%	0
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
2010	8.296998	8.910079	7.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.699079	15.485680	13.04%	0
2018	14.699541	13.699079	-6.81%	0
2017	13.759756	14.699541	6.83%	0
2016	12.388644	13.759756	11.07%	0
2015	13.684822	12.388644	-9.47%	0
2014	13.430224	13.684822	1.90%	0
2013	12.101537	13.430224	10.98%	0
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0
2010	10.077763	11.059863	9.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	25.412586	31.987391	25.87%	0
2018	27.490107	25.412586	-7.56%	0
2017	23.408963	27.490107	17.43%	0
2016	20.709682	23.408963	13.03%	0
2015	22.067570	20.709682	-6.15%	0
2014	20.838861	22.067570	5.90%	0
2013	16.497029	20.838861	26.32%	0
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	7,464
2010	12.469314	14.652709	17.51%	7,464
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	29.719555	36.573894	23.06%	0
2018	35.028295	29.719555	-15.16%	0
2017	32.498865	35.028295	7.78%	0
2016	25.627330	32.498865	26.81%	0
2015	28.410293	25.627330	-9.80%	112
2014	29.003289	28.410293	-2.04%	116
2013	21.856586	29.003289	32.70%	116
2012	18.955753	21.856586	15.30%	573
2011	20.221199	18.955753	-6.26%	1,553
2010	16.190962	20.221199	24.89%	1,426
903

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.307216	11.485409	23.40%	0
2018	11.350013	9.307216	-18.00%	0
2017	8.298485	11.350013	36.77%	0
2016	7.254047	8.298485	14.40%	0
2015	9.263933	7.254047	-21.70%	0
2014*	10.000000	9.263933	-7.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	16.998835	18.631306	9.60%	0
2018	20.643150	16.998835	-17.65%	0
2017	18.160860	20.643150	13.67%	0
2016	17.396099	18.160860	4.40%	0
2015	19.100876	17.396099	-8.93%	62
2014	22.067555	19.100876	-13.44%	57
2013	18.424145	22.067555	19.78%	0
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
2010	17.407987	18.381177	5.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.832601	8.776112	-0.64%	0
2018	8.897311	8.832601	-0.73%	0
2017	8.961580	8.897311	-0.72%	0
2016	8.937493	8.961580	0.27%	0
2015	9.588930	8.937493	-6.79%	0
2014	9.667697	9.588930	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.859697	11.839946	9.03%	0
2018	11.656683	10.859697	-6.84%	0
2017	10.579732	11.656683	10.18%	0
2016	10.409809	10.579732	1.63%	0
2015	11.347886	10.409809	-8.27%	0
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.322757	9.881446	5.99%	0
2018*	10.000000	9.322757	-6.77%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.987515	9.192692	2.28%	0
2018	9.722141	8.987515	-7.56%	0
2017	9.627162	9.722141	0.99%	0
2016	9.931461	9.627162	-3.06%	0
2015	10.011480	9.931461	-0.80%	0
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0
904

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.102119	21.396546	32.88%	0
2018	17.203828	16.102119	-6.40%	0
2017	13.903734	17.203828	23.74%	0
2016	13.991637	13.903734	-0.63%	0
2015	13.713746	13.991637	2.03%	0
2014	13.016556	13.713746	5.36%	0
2013	9.559538	13.016556	36.16%	0
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.381792	15.079372	21.79%	0
2018	14.382657	12.381792	-13.91%	0
2017	12.878328	14.382657	11.68%	0
2016	11.683304	12.878328	10.23%	0
2015	12.531685	11.683304	-6.77%	0
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	28.735540	36.792115	28.04%	0
2018	34.070679	28.735540	-15.66%	0
2017	25.658039	34.070679	32.79%	0
2016	26.382545	25.658039	-2.75%	0
2015	26.127371	26.382545	0.98%	0
2014	26.284467	26.127371	-0.60%	0
2013	21.250108	26.284467	23.69%	0
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
2010	17.965326	20.246476	12.70%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.261002	9.976963	7.73%	0
2018	9.961824	9.261002	-7.04%	0
2017	9.644779	9.961824	3.29%	0
2016	9.317749	9.644779	3.51%	0
2015	9.810985	9.317749	-5.03%	0
2014	9.828009	9.810985	-0.17%	0
2013	10.127545	9.828009	-2.96%	0
2012*	10.000000	10.127545	1.28%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.222541	10.247407	24.63%	0
2018	10.495507	8.222541	-21.66%	0
2017	8.521284	10.495507	23.17%	0
2016	8.992310	8.521284	-5.24%	0
2015	8.954265	8.992310	0.42%	0
2014*	10.000000	8.954265	-10.46%	0
905

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	22.777321	29.226296	28.31%	0
2018	25.449756	22.777321	-10.50%	0
2017	22.400486	25.449756	13.61%	0
2016	20.662199	22.400486	8.41%	0
2015	20.574549	20.662199	0.43%	55
2014	19.133719	20.574549	7.53%	60
2013	14.945495	19.133719	28.02%	65
2012	13.159590	14.945495	13.57%	1,233
2011	13.552772	13.159590	-2.90%	4,161
2010	12.013089	13.552772	12.82%	4,096
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	31.605327	38.828579	22.85%	0
2018	36.277381	31.605327	-12.88%	0
2017	32.694852	36.277381	10.96%	0
2016	28.524157	32.694852	14.62%	0
2015	31.186156	28.524157	-8.54%	19
2014	28.676483	31.186156	8.75%	21
2013	20.936347	28.676483	36.97%	21
2012	18.268420	20.936347	14.60%	26
2011	19.212979	18.268420	-4.92%	31
2010	16.029546	19.212979	19.86%	29
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.197499	15.653870	18.61%	0
2018	14.331366	13.197499	-7.91%	0
2017	12.439622	14.331366	15.21%	0
2016	13.107421	12.439622	-5.09%	0
2015	14.682970	13.107421	-10.73%	0
2014	15.912925	14.682970	-7.73%	0
2013	13.056230	15.912925	21.88%	0
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
2010	11.757011	12.445025	5.85%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.690954	12.661563	8.30%	0
2018	12.264155	11.690954	-4.67%	0
2017	11.802344	12.264155	3.91%	0
2016	10.428405	11.802344	13.17%	0
2015	11.451778	10.428405	-8.94%	0
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
906

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.143145	20.345614	34.36%	0
2018	15.558825	15.143145	-2.67%	0
2017	12.587291	15.558825	23.61%	0
2016	12.177644	12.587291	3.36%	0
2015	13.269801	12.177644	-8.23%	0
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	23.047572	27.448453	19.09%	0
2018	23.564658	23.047572	-2.19%	0
2017	20.477983	23.564658	15.07%	0
2016	20.151803	20.477983	1.62%	0
2015	20.605181	20.151803	-2.20%	0
2014	19.545002	20.605181	5.42%	0
2013	16.749665	19.545002	16.69%	0
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
2010	14.590066	15.364795	5.31%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.347142	9.948791	6.44%	0
2018	9.723134	9.347142	-3.87%	0
2017	9.658130	9.723134	0.67%	0
2016	9.699728	9.658130	-0.43%	0
2015*	10.000000	9.699728	-3.00%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	35.187385	46.902875	33.29%	0
2018	35.521624	35.187385	-0.94%	0
2017	28.052087	35.521624	26.63%	0
2016	28.250106	28.052087	-0.70%	0
2015	25.911061	28.250106	9.03%	0
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
2010	16.964411	17.594225	3.71%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.739107	30.664260	41.06%	0
2018	22.121724	21.739107	-1.73%	0
2017	15.671380	22.121724	41.16%	0
2016	14.131063	15.671380	10.90%	0
2015	13.864196	14.131063	1.92%	0
2014	13.017422	13.864196	6.50%	0
2013	9.871180	13.017422	31.87%	0
2012*	10.000000	9.871180	-1.29%	0
907

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	21.933635	27.068933	23.41%	0
2018	26.540103	21.933635	-17.36%	0
2017	20.829621	26.540103	27.42%	0
2016	22.921736	20.829621	-9.13%	0
2015	25.806181	22.921736	-11.18%	0
2014	30.143304	25.806181	-14.39%	0
2013	27.080251	30.143304	11.31%	0
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
2010	30.612397	37.277050	21.77%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.197583	9.432973	15.07%	0
2018	10.335839	8.197583	-20.69%	0
2017	8.300923	10.335839	24.51%	0
2016	7.055619	8.300923	17.65%	0
2015	9.061575	7.055619	-22.14%	0
2014	9.755962	9.061575	-7.12%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.641506	10.180604	5.59%	0
2018	10.003010	9.641506	-3.61%	0
2017	9.887254	10.003010	1.17%	0
2016*	10.000000	9.887254	-1.13%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.947309	20.567962	37.60%	0
2018	15.616920	14.947309	-4.29%	0
2017	12.690708	15.616920	23.06%	0
2016	11.974880	12.690708	5.98%	0
2015	12.564190	11.974880	-4.69%	0
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	25.949639	32.732684	26.14%	0
2018	29.725134	25.949639	-12.70%	0
2017	26.004667	29.725134	14.31%	0
2016	23.464375	26.004667	10.83%	0
2015	24.317889	23.464375	-3.51%	208
2014	22.655581	24.317889	7.34%	223
2013	17.153877	22.655581	32.07%	252
2012	15.198871	17.153877	12.86%	1,831
2011	15.676882	15.198871	-3.05%	12,261
2010	14.471843	15.676882	8.33%	12,110
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.762158	7.62%	0
908

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.035215	19.624986	22.39%	0
2018	18.239562	16.035215	-12.09%	0
2017	14.764969	18.239562	23.53%	0
2016	14.597214	14.764969	1.15%	0
2015	14.095941	14.597214	3.56%	0
2014	14.310126	14.095941	-1.50%	0
2013	11.510882	14.310126	24.32%	0
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
2010*	10.000000	10.655694	6.56%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.147982	16.515953	35.96%	0
2018	12.402745	12.147982	-2.05%	0
2017	9.939576	12.402745	24.78%	0
2016	9.640937	9.939576	3.10%	0
2015*	10.000000	9.640937	-3.59%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.308271	12.182985	7.74%	0
2018	11.718532	11.308271	-3.50%	0
2017	11.360772	11.718532	3.15%	0
2016	11.017543	11.360772	3.12%	0
2015	11.406593	11.017543	-3.41%	0
2014	10.887376	11.406593	4.77%	0
2013	11.243256	10.887376	-3.17%	0
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0
2010	9.893506	10.297221	4.08%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.497936	21.682024	11.20%	0
2018	21.538773	19.497936	-9.48%	0
2017	20.177895	21.538773	6.74%	0
2016	18.732878	20.177895	7.71%	0
2015	19.461776	18.732878	-3.75%	0
2014	19.420028	19.461776	0.21%	0
2013	21.852038	19.420028	-11.13%	0
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
2010	17.103885	18.282239	6.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.978671	11.182341	24.54%	0
2018	10.009432	8.978671	-10.30%	0
2017	9.130462	10.009432	9.63%	0
2016	8.153143	9.130462	11.99%	0
2015*	10.000000	8.153143	-18.47%	0
909

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.099985	19.445109	20.78%	0
2018	17.811481	16.099985	-9.61%	0
2017	15.559612	17.811481	14.47%	0
2016	14.390243	15.559612	8.13%	0
2015	15.915156	14.390243	-9.58%	0
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0
2010*	10.000000	11.264437	12.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.265066	16.781806	17.64%	1,251
2018	15.415640	14.265066	-7.46%	7,566
2017	13.667360	15.415640	12.79%	7,594
2016	12.872642	13.667360	6.17%	7,907
2015	13.087481	12.872642	-1.64%	8,085
2014	12.798162	13.087481	2.26%	9,578
2013	10.657965	12.798162	20.08%	11,995
2012	9.456812	10.657965	12.70%	14,182
2011	9.619337	9.456812	-1.69%	60,700
2010	8.816436	9.619337	9.11%	77,704
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.884348	10.492240	6.15%	1,893
2018	10.259794	9.884348	-3.66%	11,727
2017	10.205140	10.259794	0.54%	11,133
2016	10.206281	10.205140	-0.01%	10,071
2015	10.503007	10.206281	-2.83%	10,538
2014	10.271972	10.503007	2.25%	11,997
2013	10.824807	10.271972	-5.11%	14,813
2012	10.588585	10.824807	2.23%	17,555
2011	10.281906	10.588585	2.98%	57,459
2010	9.959707	10.281906	3.24%	70,555
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.774886	20.708560	31.28%	0
2018	17.883640	15.774886	-11.79%	0
2017	14.018342	17.883640	27.57%	0
2016	14.364591	14.018342	-2.41%	0
2015	13.842355	14.364591	3.77%	0
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0
2010	9.781346	10.603869	8.41%	0
910

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.555865	22.278248	26.90%	0
2018	18.146342	17.555865	-3.25%	0
2017	14.577106	18.146342	24.49%	0
2016	13.721406	14.577106	6.24%	0
2015	13.236936	13.721406	3.66%	83
2014	12.575824	13.236936	5.26%	93
2013	9.961644	12.575824	26.24%	97
2012	8.712083	9.961644	14.34%	1,477
2011	9.384127	8.712083	-7.16%	1,652
2010	8.151395	9.384127	15.12%	1,602
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.679180	17.967329	22.40%	1,232
2018	15.410034	14.679180	-4.74%	7,376
2017	12.975019	15.410034	18.77%	7,983
2016	11.990893	12.975019	8.21%	8,751
2015	12.178676	11.990893	-1.54%	9,351
2014	11.343599	12.178676	7.36%	11,260
2013	8.758641	11.343599	29.51%	14,766
2012	7.682165	8.758641	14.01%	18,403
2011	8.067167	7.682165	-4.77%	76,536
2010	7.463240	8.067167	8.09%	96,422
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.194146	14.029429	6.33%	0
2018	13.873680	13.194146	-4.90%	0
2017	13.394873	13.873680	3.57%	0
2016	12.656983	13.394873	5.83%	0
2015	13.381665	12.656983	-5.42%	0
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
2010	11.343094	12.218009	7.71%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.522468	29.098338	23.70%	0
2018	26.101267	23.522468	-9.88%	0
2017	22.768466	26.101267	14.64%	0
2016	19.880757	22.768466	14.53%	0
2015	21.834218	19.880757	-8.95%	93
2014	20.580040	21.834218	6.09%	93
2013	15.616456	20.580040	31.78%	102
2012	13.568708	15.616456	15.09%	116
2011	14.294655	13.568708	-5.08%	150
2010	12.712412	14.294655	12.45%	144
911

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.511237	10.648495	11.96%	0
2018	10.670532	9.511237	-10.86%	0
2017	9.249454	10.670532	15.36%	0
2016	9.221361	9.249454	0.30%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.005635	10.387332	3.81%	0
2018*	10.000000	10.005635	0.06%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.301824	20.453756	11.76%	0
2018	19.374164	18.301824	-5.53%	0
2017	18.630954	19.374164	3.99%	0
2016	16.754926	18.630954	11.20%	0
2015	17.662807	16.754926	-5.14%	0
2014	17.683315	17.662807	-0.12%	0
2013	16.956139	17.683315	4.29%	0
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
2010	13.635810	15.028500	10.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.416281	17.985268	24.76%	0
2018	15.583771	14.416281	-7.49%	0
2017	12.823343	15.583771	21.53%	0
2016	11.594372	12.823343	10.60%	0
2015	12.047610	11.594372	-3.76%	0
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
2010	7.544861	8.479501	12.39%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.052289	11.712298	29.38%	0
2018	11.154967	9.052289	-18.85%	0
2017	9.122272	11.154967	22.28%	0
2016	9.602467	9.122272	-5.00%	0
2015	9.923816	9.602467	-3.24%	405
2014	10.328421	9.923816	-3.92%	409
2013	8.758056	10.328421	17.93%	424
2012	7.784223	8.758056	12.51%	2,189
2011	8.842687	7.784223	-11.97%	5,483
2010	7.977230	8.842687	10.85%	5,000
912

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.400817	29.407365	25.67%	0
2018	24.095974	23.400817	-2.88%	0
2017	20.572263	24.095974	17.13%	0
2016	18.999812	20.572263	8.28%	0
2015	19.378763	18.999812	-1.96%	310
2014	17.793491	19.378763	8.91%	328
2013	13.967595	17.793491	27.39%	379
2012	12.596966	13.967595	10.88%	1,707
2011	12.883817	12.596966	-2.23%	4,302
2010	11.682638	12.883817	10.28%	4,222
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.043845	14.541480	20.74%	0
2018	13.856226	12.043845	-13.08%	0
2017	11.874023	13.856226	16.69%	0
2016	11.249240	11.874023	5.55%	0
2015	11.755756	11.249240	-4.31%	0
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
2010	7.928995	8.878058	11.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.532356	13.049897	13.16%	3,840
2018	12.629262	11.532356	-8.69%	3,958
2017	11.570908	12.629262	9.15%	4,099
2016	11.195091	11.570908	3.36%	4,101
2015	11.617030	11.195091	-3.63%	5,194
2014	11.435698	11.617030	1.59%	5,197
2013	10.239996	11.435698	11.68%	15,803
2012	9.466861	10.239996	8.17%	23,250
2011	9.851534	9.466861	-3.90%	21,345
2010	9.161073	9.851534	7.54%	21,360
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.000116	14.053891	17.11%	0
2018	13.417172	12.000116	-10.56%	0
2017	11.894251	13.417172	12.80%	0
2016	11.377803	11.894251	4.54%	0
2015	11.838874	11.377803	-3.89%	0
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
2010	8.627368	9.444268	9.47%	0
913

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.602981	11.429321	7.79%	0
2018	11.178856	10.602981	-5.15%	0
2017	10.790316	11.178856	3.60%	0
2016	10.589072	10.790316	1.90%	0
2015	10.952148	10.589072	-3.32%	0
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	0
2012	10.169066	10.646718	4.70%	0
2011	10.294614	10.169066	-1.22%	7,921
2010	9.896341	10.294614	4.02%	8,230
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.369945	11.499529	10.89%	0
2018	11.451411	10.369945	-9.44%	0
2017	10.243596	11.451411	11.79%	0
2016	9.962667	10.243596	2.82%	0
2015	10.687588	9.962667	-6.78%	0
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.642026	11.963197	12.41%	0
2018	11.759555	10.642026	-9.50%	0
2017	10.249066	11.759555	14.74%	0
2016	9.906441	10.249066	3.46%	0
2015	10.692375	9.906441	-7.35%	0
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.815200	13.596130	15.07%	5,426
2018	13.057804	11.815200	-9.52%	5,426
2017	11.762217	13.057804	11.01%	5,426
2016	11.312909	11.762217	3.97%	5,426
2015	11.740070	11.312909	-3.64%	6,706
2014	11.526693	11.740070	1.85%	6,709
2013	10.045704	11.526693	14.74%	6,712
2012	9.179039	10.045704	9.44%	0
2011	9.648622	9.179039	-4.87%	0
2010	8.894643	9.648622	8.48%	0
914

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.998696	14.284865	19.05%	0
2018	13.614769	11.998696	-11.87%	0
2017	11.838016	13.614769	15.01%	0
2016	11.295641	11.838016	4.80%	0
2015	11.774747	11.295641	-4.07%	0
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
2010	8.351413	9.217214	10.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.310468	12.591961	11.33%	0
2018	12.195022	11.310468	-7.25%	0
2017	11.393295	12.195022	7.04%	0
2016	11.034723	11.393295	3.25%	0
2015	11.451296	11.034723	-3.64%	0
2014	11.295860	11.451296	1.38%	946
2013	10.425646	11.295860	8.35%	1,982
2012	9.727582	10.425646	7.18%	1,984
2011	10.013747	9.727582	-2.86%	6,464
2010	9.429143	10.013747	6.20%	9,247
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.476903	13.669935	9.56%	0
2018	15.196225	12.476903	-17.89%	0
2017	12.712503	15.196225	19.54%	0
2016	12.907011	12.712503	-1.51%	0
2015	13.789913	12.907011	-6.40%	437
2014	15.413932	13.789913	-10.54%	424
2013	13.177348	15.413932	16.97%	425
2012	11.315984	13.177348	16.45%	1,653
2011	13.266228	11.315984	-14.70%	3,776
2010	12.807341	13.266228	3.58%	3,230
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.944313	11.586925	5.87%	0
2018	11.315940	10.944313	-3.28%	0
2017	11.151082	11.315940	1.48%	0
2016	10.902217	11.151082	2.28%	0
2015	11.292689	10.902217	-3.46%	0
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	2,538
2011	10.725597	11.099266	3.48%	7,030
2010	10.312850	10.725597	4.00%	7,609
915

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.577709	12.358570	6.74%	0
2018	12.063842	11.577709	-4.03%	0
2017	11.935366	12.063842	1.08%	0
2016	11.857518	11.935366	0.66%	0
2015	12.237358	11.857518	-3.10%	775
2014	11.979229	12.237358	2.15%	832
2013	12.556286	11.979229	-4.60%	868
2012	12.035605	12.556286	4.33%	814
2011	11.651356	12.035605	3.30%	0
2010	11.064523	11.651356	5.30%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.604806	13.537305	16.65%	0
2018	13.267857	11.604806	-12.53%	0
2017	11.554430	13.267857	14.83%	0
2016	10.649291	11.554430	8.50%	0
2015	11.290277	10.649291	-5.68%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.061943	12.661326	14.46%	0
2018	12.322376	11.061943	-10.23%	0
2017	11.113132	12.322376	10.88%	0
2016	10.489136	11.113132	5.95%	0
2015	10.962277	10.489136	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.073750	29.957138	19.48%	0
2018	31.267744	25.073750	-19.81%	0
2017	22.729689	31.267744	37.56%	0
2016	21.710971	22.729689	4.69%	0
2015	26.610764	21.710971	-18.41%	0
2014	28.982159	26.610764	-8.18%	0
2013	29.628823	28.982159	-2.18%	0
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
2010	30.549234	34.490757	12.90%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.463148	10.830146	3.51%	0
2018	10.749162	10.463148	-2.66%	0
2017	10.809988	10.749162	-0.56%	0
2016	11.016045	10.809988	-1.87%	0
2015	11.322440	11.016045	-2.71%	832
2014	11.116730	11.322440	1.85%	902
2013	11.895963	11.116730	-6.55%	927
2012	11.852032	11.895963	0.37%	3,553
2011	11.344430	11.852032	4.47%	7,205
2010	11.115694	11.344430	2.06%	7,841
916

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.792676	7.725270	-0.86%	0
2018	7.892095	7.792676	-1.26%	0
2017	8.068177	7.892095	-2.18%	0
2016	8.282325	8.068177	-2.59%	0
2015	8.503410	8.282325	-2.60%	1,065
2014	8.730400	8.503410	-2.60%	1,136
2013	8.963449	8.730400	-2.60%	1,126
2012	9.203380	8.963449	-2.61%	3,464
2011	9.448369	9.203380	-2.59%	4,408
2010	9.700568	9.448369	-2.60%	4,587
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.763570	8.991913	15.82%	0
2018	9.357167	7.763570	-17.03%	0
2017	7.559422	9.357167	23.78%	0
2016	7.711785	7.559422	-1.98%	0
2015	8.181219	7.711785	-5.74%	0
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	0
2011	7.510337	6.583830	-12.34%	0
2010	6.823369	7.510337	10.07%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.364963	9.874941	18.05%	0
2018	10.002677	8.364963	-16.37%	0
2017	8.250937	10.002677	21.23%	0
2016	8.426500	8.250937	-2.08%	0
2015	8.773354	8.426500	-3.95%	0
2014	9.601742	8.773354	-8.63%	0
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	0
2011	8.335292	7.075612	-15.11%	0
2010	7.968097	8.335292	4.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.378108	26.969092	20.52%	0
2018	25.211486	22.378108	-11.24%	0
2017	21.854654	25.211486	15.36%	0
2016	20.495842	21.854654	6.63%	0
2015	21.255167	20.495842	-3.57%	0
2014	20.786300	21.255167	2.26%	0
2013	16.771181	20.786300	23.94%	0
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	0
2010	14.220356	15.877168	11.65%	7,514
917

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.555260	16.351776	12.34%	0
2018	15.707783	14.555260	-7.34%	0
2017	14.510684	15.707783	8.25%	0
2016	14.013700	14.510684	3.55%	0
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
2010	11.437364	12.233475	6.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.051344	19.919806	16.82%	0
2018	18.720522	17.051344	-8.92%	0
2017	16.739788	18.720522	11.83%	0
2016	15.950874	16.739788	4.95%	0
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
2010	11.991854	13.085470	9.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.038839	12.843677	6.69%	0
2018	12.589048	12.038839	-4.37%	0
2017	12.229188	12.589048	2.94%	0
2016	12.041308	12.229188	1.56%	0
2015	12.330113	12.041308	-2.34%	0
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0
2010	11.266121	11.619881	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.445732	11.496630	10.06%	0
2018	11.365561	10.445732	-8.09%	0
2017	10.232344	11.365561	11.07%	0
2016	9.937494	10.232344	2.97%	0
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
918

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.724241	12.038196	12.25%	0
2018	11.721852	10.724241	-8.51%	0
2017	10.288538	11.721852	13.93%	0
2016	9.875928	10.288538	4.18%	0
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.370044	19.920689	14.68%	0
2018	18.910546	17.370044	-8.15%	6,316
2017	17.191493	18.910546	10.00%	6,683
2016	16.472461	17.191493	4.37%	7,034
2015	16.968999	16.472461	-2.93%	7,397
2014	16.563769	16.968999	2.45%	7,757
2013	14.581305	16.563769	13.60%	0
2012	13.510682	14.581305	7.92%	14,671
2011	13.876159	13.510682	-2.63%	2,496
2010	12.844527	13.876159	8.03%	4,587
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.307761	24.097410	18.66%	0
2018	22.599240	20.307761	-10.14%	0
2017	19.884206	22.599240	13.65%	0
2016	18.817455	19.884206	5.67%	0
2015	19.461870	18.817455	-3.31%	0
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	9,985
2010	13.758500	15.120964	9.90%	9,987
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.713089	16.262806	10.53%	0
2018	15.693763	14.713089	-6.25%	0
2017	14.752552	15.693763	6.38%	0
2016	14.328110	14.752552	2.96%	0
2015	14.715103	14.328110	-2.63%	0
2014	14.424275	14.715103	2.02%	0
2013	13.402655	14.424275	7.62%	0
2012	12.737218	13.402655	5.22%	3,338
2011	12.812179	12.737218	-0.59%	6,386
2010	12.121687	12.812179	5.70%	6,679
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.381185	3.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.679352	6.79%	0
919

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.743042	19.967449	26.83%	0
2018	16.726196	15.743042	-5.88%	0
2017	13.220890	16.726196	26.51%	0
2016	13.307981	13.220890	-0.65%	0
2015	13.248598	13.307981	0.45%	442
2014	12.349020	13.248598	7.28%	485
2013	9.432408	12.349020	30.92%	556
2012	8.338849	9.432408	13.11%	1,564
2011	8.846962	8.338849	-5.74%	3,110
2010	7.873662	8.846962	12.36%	3,125
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.560304	12.236991	15.88%	0
2018	11.393030	10.560304	-7.31%	0
2017	9.949731	11.393030	14.51%	0
2016	9.410212	9.949731	5.73%	0
2015	9.883541	9.410212	-4.79%	0
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.851431	14.080862	18.81%	0
2018	12.491269	11.851431	-5.12%	0
2017	10.537373	12.491269	18.54%	0
2016	9.830370	10.537373	7.19%	0
2015	10.078555	9.830370	-2.46%	0
2014*	10.000000	10.078555	0.79%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.390004	33.962452	33.76%	0
2018	26.479710	25.390004	-4.12%	0
2017	21.393352	26.479710	23.78%	0
2016	21.256164	21.393352	0.65%	0
2015	20.819548	21.256164	2.10%	44
2014	19.689439	20.819548	5.74%	49
2013	14.832631	19.689439	32.74%	53
2012	12.860314	14.832631	15.34%	59
2011	13.540749	12.860314	-5.03%	68
2010	12.810888	13.540749	5.70%	67
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.234112	26.200700	23.39%	0
2018	24.085287	21.234112	-11.84%	0
2017	22.802262	24.085287	5.63%	0
2016	19.473156	22.802262	17.10%	0
2015	20.922415	19.473156	-6.93%	0
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	1,327
2011	13.592286	13.303976	-2.12%	1,509
2010	12.332886	13.592286	10.21%	1,463
920

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	32.216340	39.427909	22.38%	0
2018	37.331469	32.216340	-13.70%	0
2017	33.101708	37.331469	12.78%	0
2016	28.250724	33.101708	17.17%	0
2015	29.759071	28.250724	-5.07%	0
2014	27.923026	29.759071	6.58%	0
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0
2010	16.139601	19.839428	22.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.260729	13.883422	13.23%	0
2018	15.230325	12.260729	-19.50%	0
2017	12.760093	15.230325	19.36%	0
2016	12.478204	12.760093	2.26%	0
2015	13.534984	12.478204	-7.81%	0
2014	15.385310	13.534984	-12.03%	0
2013	13.049055	15.385310	17.90%	0
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
2010	13.631188	14.059710	3.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.793856	15.588871	21.85%	0
2018	14.893979	12.793856	-14.10%	0
2017	13.370133	14.893979	11.40%	0
2016	11.828121	13.370133	13.04%	0
2015	12.576107	11.828121	-5.95%	0
2014	11.712114	12.576107	7.38%	0
2013	8.905282	11.712114	31.52%	0
2012	7.775680	8.905282	14.53%	0
2011	8.500779	7.775680	-8.53%	0
2010	7.740890	8.500779	9.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.223161	19.569436	20.63%	0
2018	19.182401	16.223161	-15.43%	0
2017	17.298899	19.182401	10.89%	0
2016	15.102240	17.298899	14.55%	0
2015	15.966170	15.102240	-5.41%	315
2014	14.008111	15.966170	13.98%	347
2013	10.599994	14.008111	32.15%	398
2012	9.354535	10.599994	13.31%	1,624
2011	9.832003	9.354535	-4.86%	3,836
2010	8.437709	9.832003	16.52%	3,711
921

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.074750	29.107281	31.86%	0
2018	24.696846	22.074750	-10.62%	0
2017	20.340704	24.696846	21.42%	0
2016	19.324926	20.340704	5.26%	0
2015	19.736330	19.324926	-2.08%	0
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
2010	10.874426	13.251036	21.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	28.344751	32.768032	15.61%	0
2018	35.119828	28.344751	-19.29%	0
2017	33.152643	35.119828	5.93%	0
2016	27.094823	33.152643	22.36%	0
2015	29.685278	27.094823	-8.73%	0
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
2010	15.745826	19.397167	23.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	27.932367	34.103987	22.09%	0
2018	32.905680	27.932367	-15.11%	0
2017	29.842456	32.905680	10.26%	0
2016	25.000602	29.842456	19.37%	0
2015	26.163925	25.000602	-4.45%	0
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	191
2011	18.951066	17.388005	-8.25%	222
2010	15.567702	18.951066	21.73%	207
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.243177	18.714002	22.77%	0
2018	16.629485	15.243177	-8.34%	0
2017	14.423353	16.629485	15.30%	0
2016	13.447847	14.423353	7.25%	0
2015	13.864848	13.447847	-3.01%	365
2014	12.881167	13.864848	7.64%	389
2013	9.544982	12.881167	34.95%	438
2012	8.798795	9.544982	8.48%	2,704
2011	9.338170	8.798795	-5.78%	7,085
2010	7.759049	9.338170	20.35%	6,965
922

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.022488	15.275100	27.05%	0
2018	12.867374	12.022488	-6.57%	0
2017	12.445257	12.867374	3.39%	0
2016	11.920828	12.445257	4.40%	0
2015	12.973442	11.920828	-8.11%	0
2014	10.356813	12.973442	25.26%	0
2013	10.353733	10.356813	0.03%	0
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
2010	7.035521	8.896433	26.45%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.904239	18.993746	27.44%	0
2018	16.088490	14.904239	-7.36%	0
2017	13.624780	16.088490	18.08%	0
2016	12.556460	13.624780	8.51%	0
2015	12.771234	12.556460	-1.68%	0
2014	11.595703	12.771234	10.14%	0
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.088761	9.214296	1.38%	0
2018	9.256790	9.088761	-1.82%	0
2017	9.355460	9.256790	-1.05%	0
2016	9.370997	9.355460	-0.17%	0
2015	9.654103	9.370997	-2.93%	884
2014	9.863089	9.654103	-2.12%	939
2013	10.115717	9.863089	-2.50%	951
2012	10.032936	10.115717	0.83%	909
2011	10.168035	10.032936	-1.33%	0
2010	10.192799	10.168035	-0.24%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.288946	16.174178	21.71%	0
2018	15.391848	13.288946	-13.66%	0
2017	13.838963	15.391848	11.22%	0
2016	11.754085	13.838963	17.74%	0
2015	12.687297	11.754085	-7.36%	0
2014	12.458930	12.687297	1.83%	0
2013*	10.000000	12.458930	24.59%	0
923

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.965872	19.946602	33.28%	0
2018	16.533090	14.965872	-9.48%	0
2017	13.309795	16.533090	24.22%	0
2016	12.883895	13.309795	3.31%	0
2015	13.273765	12.883895	-2.94%	362
2014	13.139397	13.273765	1.02%	413
2013	9.732578	13.139397	35.00%	421
2012	8.716502	9.732578	11.66%	1,424
2011	9.365612	8.716502	-6.93%	3,105
2010	7.602974	9.365612	23.18%	3,048
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	11.407509	14.187108	24.37%	0
2018	14.104986	11.407509	-19.12%	0
2017	11.423460	14.104986	23.47%	0
2016	11.944459	11.423460	-4.36%	0
2015	12.078778	11.944459	-1.11%	0
2014	12.821029	12.078778	-5.79%	0
2013	11.170896	12.821029	14.77%	0
2012	9.680763	11.170896	15.39%	0
2011	11.336907	9.680763	-14.61%	0
2010	9.539129	11.336907	18.85%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	28.771174	37.125427	29.04%	0
2018	31.617443	28.771174	-9.00%	0
2017	26.058114	31.617443	21.33%	0
2016	25.682945	26.058114	1.46%	0
2015	26.108878	25.682945	-1.63%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.493053	8.577209	0.99%	0
2018	8.632900	8.493053	-1.62%	0
2017	8.784428	8.632900	-1.72%	0
2016	8.909635	8.784428	-1.41%	0
2015	9.130686	8.909635	-2.42%	237
2014	9.317593	9.130686	-2.01%	257
2013	9.507680	9.317593	-2.00%	246
2012	9.332363	9.507680	1.88%	4,236
2011	9.553200	9.332363	-2.31%	8,278
2010	9.315852	9.553200	2.55%	8,600
924

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.657875	29.007519	22.61%	0
2018	25.768656	23.657875	-8.19%	0
2017	22.337633	25.768656	15.36%	0
2016	20.873649	22.337633	7.01%	0
2015	21.530690	20.873649	-3.05%	0
2014	20.026290	21.530690	7.51%	0
2013	14.941889	20.026290	34.03%	0
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
2010	12.237008	14.643282	19.66%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.938732	10.817161	8.84%	0
2018	10.793474	9.938732	-7.92%	0
2017	9.773197	10.793474	10.44%	0
2016	8.886487	9.773197	9.98%	0
2015	10.046919	8.886487	-11.55%	0
2014	10.268426	10.046919	-2.16%	0
2013	10.531031	10.268426	-2.49%	0
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.315493	10.402752	11.67%	0
2018	10.050519	9.315493	-7.31%	0
2017	9.398834	10.050519	6.93%	0
2016	8.522889	9.398834	10.28%	0
2015	8.962371	8.522889	-4.90%	0
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.085971	10.503304	4.14%	0
2018	10.796496	10.085971	-6.58%	0
2017	10.009419	10.796496	7.86%	0
2016	9.985934	10.009419	0.24%	0
2015	11.045023	9.985934	-9.59%	0
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
2010	10.774944	11.478392	6.53%	0
925

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.963238	10.084965	1.22%	0
2018	10.206473	9.963238	-2.38%	0
2017	10.348591	10.206473	-1.37%	0
2016	10.487216	10.348591	-1.32%	0
2015	10.744724	10.487216	-2.40%	265
2014	10.949607	10.744724	-1.87%	282
2013	11.268065	10.949607	-2.83%	286
2012	10.940559	11.268065	2.99%	1,052
2011	11.119730	10.940559	-1.61%	2,154
2010	10.853711	11.119730	2.45%	2,243
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.868275	9.870854	0.03%	0
2018	9.990587	9.868275	-1.22%	0
2017	10.025429	9.990587	-0.35%	0
2016*	10.000000	10.025429	0.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.875920	10.412464	5.43%	0
2018	10.205820	9.875920	-3.23%	0
2017	9.995981	10.205820	2.10%	0
2016	10.003625	9.995981	-0.08%	0
2015	10.236304	10.003625	-2.27%	0
2014	10.089088	10.236304	1.46%	0
2013	10.575532	10.089088	-4.60%	0
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.950675	12.638845	27.01%	0
2018	11.165704	9.950675	-10.88%	0
2017*	10.000000	11.165704	11.66%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.067732	17.404643	33.19%	0
2018	13.106667	13.067732	-0.30%	0
2017	10.278820	13.106667	27.51%	0
2016*	10.000000	10.278820	2.79%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.204552	17.315275	21.90%	0
2018	18.032930	14.204552	-21.23%	0
2017	14.625267	18.032930	23.30%	0
2016	15.392259	14.625267	-4.98%	0
2015	15.781091	15.392259	-2.46%	0
2014	17.380480	15.781091	-9.20%	0
2013	13.933044	17.380480	24.74%	0
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
2010	13.533018	14.503041	7.17%	0
926

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.177433	39.060884	25.29%	0
2018	31.742578	31.177433	-1.78%	0
2017	25.597405	31.742578	24.01%	0
2016	29.432923	25.597405	-13.03%	0
2015	26.868044	29.432923	9.55%	0
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
2010*	10.000000	10.452276	4.52%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.846501	5.265533	8.65%	0
2018	6.952955	4.846501	-30.30%	0
2017	7.281553	6.952955	-4.51%	0
2016	5.212456	7.281553	39.70%	0
2015	8.063292	5.212456	-35.36%	0
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.967354	5.412458	8.96%	0
2018	7.111913	4.967354	-30.15%	0
2017	7.427321	7.111913	-4.25%	0
2016	5.305803	7.427321	39.98%	0
2015	8.185581	5.305803	-35.18%	0
2014	10.389132	8.185581	-21.21%	0
2013	9.649953	10.389132	7.66%	0
2012*	10.000000	9.649953	-3.50%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.837783	22.305794	25.05%	0
2018	21.127329	17.837783	-15.57%	0
2017	17.151736	21.127329	23.18%	0
2016	16.948098	17.151736	1.20%	0
2015	17.959859	16.948098	-5.63%	0
2014	16.732616	17.959859	7.33%	0
2013	12.827027	16.732616	30.45%	0
2012	11.326380	12.827027	13.25%	0
2011	12.480231	11.326380	-9.25%	0
2010	11.405236	12.480231	9.43%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.699262	6.99%	0
927

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	16.722999	19.571292	17.03%	0
2018	17.685596	16.722999	-5.44%	0
2017	16.175045	17.685596	9.34%	0
2016	15.422570	16.175045	4.88%	0
2015	15.638938	15.422570	-1.38%	0
2014	13.600348	15.638938	14.99%	0
2013	11.671986	13.600348	16.52%	0
2012	10.602309	11.671986	10.09%	0
2011	10.221749	10.602309	3.72%	0
2010	9.263338	10.221749	10.35%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	23.068661	30.792647	33.48%	0
2018	23.622861	23.068661	-2.35%	0
2017	18.017743	23.622861	31.11%	0
2016	18.401957	18.017743	-2.09%	0
2015	18.642648	18.401957	-1.29%	0
2014	18.428197	18.642648	1.16%	0
2013	13.525612	18.428197	36.25%	0
2012	11.535319	13.525612	17.25%	0
2011	12.537402	11.535319	-7.99%	0
2010*	10.000000	12.537402	25.37%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.068149	30.478723	21.58%	0
2018	25.408743	25.068149	-1.34%	0
2017	20.725572	25.408743	22.60%	0
2016	19.747488	20.725572	4.95%	0
2015	20.876540	19.747488	-5.41%	0
2014	21.844170	20.876540	-4.43%	0
2013	14.928234	21.844170	46.33%	0
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0
2010	12.383239	15.290795	23.48%	0
928

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.794880	12.110460	12.19%	0
2018	11.969950	10.794880	-9.82%	0
2017	10.754421	11.969950	11.30%	0
2016	10.686622	10.754421	0.63%	0
2015	11.122155	10.686622	-3.92%	0
2014	10.963690	11.122155	1.45%	0
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	23.918772	28.782941	20.34%	0
2018	26.099176	23.918772	-8.35%	0
2017	22.603666	26.099176	15.46%	0
2016	20.903140	22.603666	8.14%	0
2015	21.170128	20.903140	-1.26%	0
2014	19.897813	21.170128	6.39%	0
2013	15.185908	19.897813	31.03%	0
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.588516	8.627754	13.69%	0
2018*	10.000000	7.588516	-24.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	30.500485	35.601749	16.73%	0
2018	36.994404	30.500485	-17.55%	0
2017	33.671561	36.994404	9.87%	0
2016	27.714333	33.671561	21.50%	0
2015	30.187843	27.714333	-8.19%	0
2014	28.463310	30.187843	6.06%	0
2013	21.242841	28.463310	33.99%	0
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.898574	11.554314	6.02%	0
2018	11.521686	10.898574	-5.41%	0
2017	11.415307	11.521686	0.93%	0
2016	11.232388	11.415307	1.63%	0
2015	11.830199	11.232388	-5.05%	0
2014	11.764048	11.830199	0.56%	0
2013	13.203983	11.764048	-10.91%	0
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0
929

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	22.705359	27.352993	20.47%	0
2018	25.135210	22.705359	-9.67%	0
2017	21.461152	25.135210	17.12%	0
2016	19.473219	21.461152	10.21%	0
2015	21.268644	19.473219	-8.44%	0
2014	19.449154	21.268644	9.36%	0
2013	14.745899	19.449154	31.90%	0
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.845455	27.432557	25.58%	0
2018	25.786211	21.845455	-15.28%	0
2017	23.761182	25.786211	8.52%	0
2016	19.887942	23.761182	19.48%	0
2015	20.757259	19.887942	-4.19%	0
2014	18.343467	20.757259	13.16%	0
2013	14.505402	18.343467	26.46%	0
2012	12.820711	14.505402	13.14%	0
2011	13.280973	12.820711	-3.47%	0
2010	11.466307	13.280973	15.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.888036	11.056653	11.82%	0
2018	10.460857	9.888036	-5.48%	0
2017	10.034530	10.460857	4.25%	0
2016	9.135818	10.034530	9.84%	0
2015*	10.000000	9.135818	-8.64%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.400371	9.988336	6.25%	0
2018	9.727860	9.400371	-3.37%	0
2017	9.681523	9.727860	0.48%	0
2016	9.705669	9.681523	-0.25%	0
2015*	10.000000	9.705669	-2.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.176200	13.867875	24.08%	0
2018	12.402004	11.176200	-9.88%	0
2017	10.935266	12.402004	13.41%	0
2016	9.677862	10.935266	12.99%	0
2015*	10.000000	9.677862	-3.22%	0
930

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.760374	15.774247	14.64%	0
2018	15.296450	13.760374	-10.04%	0
2017	13.817446	15.296450	10.70%	0
2016	13.672261	13.817446	1.06%	0
2015	14.186525	13.672261	-3.63%	0
2014	14.296492	14.186525	-0.77%	0
2013	12.835256	14.296492	11.38%	0
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.555937	12.316541	16.68%	0
2018	12.862683	10.555937	-17.93%	0
2017	11.484424	12.862683	12.00%	0
2016	10.239524	11.484424	12.16%	0
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	33.628372	40.009202	18.97%	0
2018	37.956139	33.628372	-11.40%	0
2017	34.684282	37.956139	9.43%	0
2016	28.335572	34.684282	22.41%	0
2015	29.801246	28.335572	-4.92%	0
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	0
2010	15.732763	19.271990	22.50%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.141111	31.910627	26.93%	0
2018	27.147436	25.141111	-7.39%	0
2017	23.004271	27.147436	18.01%	0
2016	21.202814	23.004271	8.50%	0
2015	21.592490	21.202814	-1.80%	0
2014	19.610421	21.592490	10.11%	0
2013	15.294706	19.610421	28.22%	0
2012	13.606477	15.294706	12.41%	0
2011	13.753230	13.606477	-1.07%	0
2010	12.334286	13.753230	11.50%	0
931

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	21.626273	28.541553	31.98%	0
2018	23.917287	21.626273	-9.58%	0
2017	19.342005	23.917287	23.65%	0
2016	18.457976	19.342005	4.79%	0
2015	19.489366	18.457976	-5.29%	0
2014	18.566708	19.489366	4.97%	0
2013	15.784628	18.566708	17.63%	0
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	0
2010	12.417294	13.907186	12.00%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	17.813793	21.068715	18.27%	0
2018	22.675438	17.813793	-21.44%	0
2017	18.726824	22.675438	21.09%	0
2016	16.469931	18.726824	13.70%	0
2015	17.356107	16.469931	-5.11%	0
2014	17.596123	17.356107	-1.36%	0
2013	12.194586	17.596123	44.29%	0
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.451358	10.721194	13.44%	0
2018	10.114546	9.451358	-6.56%	0
2017*	10.000000	10.114546	1.15%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.740926	15.841515	24.34%	0
2018	15.760371	12.740926	-19.16%	0
2017	14.484954	15.760371	8.81%	0
2016	11.349851	14.484954	27.62%	0
2015	12.464374	11.349851	-8.94%	0
2014	12.122604	12.464374	2.82%	0
2013*	10.000000	12.122604	21.23%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.782789	10.197694	4.24%	0
2018	10.059216	9.782789	-2.75%	0
2017	9.988436	10.059216	0.71%	0
2016	9.417134	9.988436	6.07%	0
2015	9.770433	9.417134	-3.62%	0
2014	9.979294	9.770433	-2.09%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.007987	10.515741	16.74%	0
2018*	10.000000	9.007987	-9.92%	0
932

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.480077	12.200633	6.28%	0
2018	11.887462	11.480077	-3.43%	0
2017	11.768879	11.887462	1.01%	0
2016	11.675981	11.768879	0.80%	0
2015	12.046763	11.675981	-3.08%	0
2014	11.954724	12.046763	0.77%	0
2013	12.188686	11.954724	-1.92%	0
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.169334	10.274605	25.77%	0
2018*	10.000000	8.169334	-18.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.743687	15.486775	12.68%	0
2018	14.748491	13.743687	-6.81%	0
2017	13.430108	14.748491	9.82%	0
2016	13.109029	13.430108	2.45%	0
2015	13.537703	13.109029	-3.17%	0
2014	13.344278	13.537703	1.45%	0
2013	12.109442	13.344278	10.20%	0
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.497631	16.919134	16.70%	0
2018	15.858467	14.497631	-8.58%	0
2017	14.010606	15.858467	13.19%	0
2016	13.601654	14.010606	3.01%	0
2015	14.036374	13.601654	-3.10%	0
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.447060	18.663747	20.82%	0
2018	17.260299	15.447060	-10.51%	0
2017	14.688893	17.260299	17.51%	0
2016	14.183580	14.688893	3.56%	0
2015	14.647303	14.183580	-3.17%	0
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0
933

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.873174	13.137716	20.83%	0
2018	11.690032	10.873174	-6.99%	0
2017	10.340714	11.690032	13.05%	0
2016*	10.000000	10.340714	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	28.572064	36.514190	27.80%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.607698	11.341168	6.91%	0
2018	14.486249	10.607698	-26.77%	0
2017	15.304214	14.486249	-5.34%	0
2016	11.774545	15.304214	29.98%	0
2015	15.262618	11.774545	-22.85%	0
2014	17.973063	15.262618	-15.08%	0
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	0
2010	13.624560	15.804760	16.00%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	20.947135	25.919861	23.74%	0
2018	23.529595	20.947135	-10.98%	0
2017	21.454141	23.529595	9.67%	0
2016	18.721080	21.454141	14.60%	0
2015	20.081943	18.721080	-6.78%	0
2014	19.016120	20.081943	5.60%	0
2013	15.281137	19.016120	24.44%	0
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.198834	14.137939	26.24%	0
2018	12.670217	11.198834	-11.61%	0
2017	11.160139	12.670217	13.53%	0
2016*	10.000000	11.160139	11.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	27.997705	36.516512	30.43%	0
2018	28.889233	27.997705	-3.09%	0
2017	22.009810	28.889233	31.26%	0
2016	22.483655	22.009810	-2.11%	0
2015	21.604065	22.483655	4.07%	0
2014	19.990580	21.604065	8.07%	0
2013	15.098785	19.990580	32.40%	0
2012	13.557967	15.098785	11.36%	0
2011	13.930779	13.557967	-2.68%	0
2010	11.552863	13.930779	20.58%	0
934

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.750300	12.514709	6.51%	0
2018	12.167729	11.750300	-3.43%	0
2017	12.018250	12.167729	1.24%	0
2016	11.815399	12.018250	1.72%	0
2015	12.241069	11.815399	-3.48%	0
2014	11.905446	12.241069	2.82%	0
2013	12.487780	11.905446	-4.66%	0
2012	12.147818	12.487780	2.80%	0
2011	11.657420	12.147818	4.21%	0
2010	11.134285	11.657420	4.70%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	32.667164	39.170717	19.91%	0
2018	39.379334	32.667164	-17.04%	0
2017	33.556384	39.379334	17.35%	0
2016	30.795459	33.556384	8.97%	0
2015	32.157658	30.795459	-4.24%	0
2014	31.154006	32.157658	3.22%	0
2013	23.553111	31.154006	32.27%	0
2012	21.120119	23.553111	11.52%	0
2011	24.335175	21.120119	-13.21%	0
2010	19.442007	24.335175	25.17%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	18.598454	23.084914	24.12%	0
2018	22.495009	18.598454	-17.32%	0
2017	17.774948	22.495009	26.55%	0
2016	19.272872	17.774948	-7.77%	0
2015	19.165819	19.272872	0.56%	0
2014	21.468961	19.165819	-10.73%	0
2013	16.942108	21.468961	26.72%	0
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.626166	12.718615	19.69%	0
2018	11.670523	10.626166	-8.95%	0
2017	11.551582	11.670523	1.03%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	25.292133	33.017937	30.55%	0
2018	31.496250	25.292133	-19.70%	0
2017	27.166090	31.496250	15.94%	0
2016	25.535892	27.166090	6.38%	0
2015	27.095617	25.535892	-5.76%	0
2014	26.131307	27.095617	3.69%	0
2013	20.618670	26.131307	26.74%	0
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
2010	15.304798	18.823895	22.99%	0
935

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.142240	13.001144	16.68%	0
2018	12.669851	11.142240	-12.06%	0
2017	11.621578	12.669851	9.02%	0
2016	10.546878	11.621578	10.19%	0
2015	11.551819	10.546878	-8.70%	0
2014	11.537705	11.551819	0.12%	0
2013	9.575462	11.537705	20.49%	0
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0
2010	8.289909	8.897898	7.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.610291	15.377420	12.98%	0
2018	14.611806	13.610291	-6.85%	0
2017	13.684635	14.611806	6.78%	0
2016	12.327315	13.684635	11.01%	0
2015	13.624066	12.327315	-9.52%	0
2014	13.377466	13.624066	1.84%	0
2013	12.060183	13.377466	10.92%	0
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	25.206287	31.711439	25.81%	0
2018	27.281028	25.206287	-7.61%	0
2017	23.242818	27.281028	17.37%	0
2016	20.573224	23.242818	12.98%	0
2015	21.933443	20.573224	-6.20%	0
2014	20.722833	21.933443	5.84%	0
2013	16.413600	20.722833	26.25%	0
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
2010	12.425361	14.593573	17.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	29.478263	36.258332	23.00%	0
2018	34.761854	29.478263	-15.20%	0
2017	32.268181	34.761854	7.73%	0
2016	25.458441	32.268181	26.75%	0
2015	28.237562	25.458441	-9.84%	0
2014	28.841769	28.237562	-2.09%	0
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
2010	16.133884	20.139584	24.83%	0
936

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.284893	11.451972	23.34%	0
2018	11.328649	9.284893	-18.04%	0
2017	8.287107	11.328649	36.70%	0
2016	7.247817	8.287107	14.34%	0
2015	9.260736	7.247817	-21.74%	0
2014*	10.000000	9.260736	-7.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	16.860791	18.470523	9.55%	0
2018	20.486093	16.860791	-17.70%	0
2017	18.031918	20.486093	13.61%	0
2016	17.281439	18.031918	4.34%	0
2015	18.984735	17.281439	-8.97%	0
2014	21.944655	18.984735	-13.49%	0
2013	18.330936	21.944655	19.71%	0
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.806927	8.746120	-0.69%	0
2018	8.876036	8.806927	-0.78%	0
2017	8.944730	8.876036	-0.77%	0
2016	8.925253	8.944730	0.22%	0
2015	9.580716	8.925253	-6.84%	0
2014	9.664386	9.580716	-0.87%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.822619	11.793460	8.97%	0
2018	11.622884	10.822619	-6.89%	0
2017	10.554449	11.622884	10.12%	0
2016	10.390248	10.554449	1.58%	0
2015	11.332377	10.390248	-8.31%	0
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.319548	9.872980	5.94%	0
2018*	10.000000	9.319548	-6.80%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.961361	9.161234	2.23%	0
2018	9.698861	8.961361	-7.60%	0
2017	9.609032	9.698861	0.93%	0
2016	9.917855	9.609032	-3.11%	0
2015	10.002897	9.917855	-0.85%	0
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0
937

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	16.047003	21.312354	32.81%	0
2018	17.153803	16.047003	-6.45%	0
2017	13.870389	17.153803	23.67%	0
2016	13.965227	13.870389	-0.68%	0
2015	13.694888	13.965227	1.97%	0
2014	13.005329	13.694888	5.30%	0
2013	9.556207	13.005329	36.09%	0
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.339472	15.020122	21.72%	0
2018	14.340912	12.339472	-13.96%	0
2017	12.847522	14.340912	11.62%	0
2016	11.661319	12.847522	10.17%	0
2015	12.514527	11.661319	-6.82%	0
2014	12.340673	12.514527	1.41%	0
2013	9.867684	12.340673	25.06%	0
2012*	10.000000	9.867684	-1.32%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	28.502251	36.474687	27.97%	0
2018	33.811546	28.502251	-15.70%	0
2017	25.475919	33.811546	32.72%	0
2016	26.208698	25.475919	-2.80%	0
2015	25.968534	26.208698	0.92%	0
2014	26.138085	25.968534	-0.65%	0
2013	21.142600	26.138085	23.63%	0
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.231617	9.940207	7.68%	0
2018	9.935349	9.231617	-7.08%	0
2017	9.624077	9.935349	3.23%	0
2016	9.302518	9.624077	3.46%	0
2015	9.799988	9.302518	-5.08%	0
2014	9.822044	9.799988	-0.22%	0
2013	10.126603	9.822044	-3.01%	0
2012*	10.000000	10.126603	1.27%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.202834	10.217605	24.56%	0
2018	10.475770	8.202834	-21.70%	0
2017	8.509626	10.475770	23.10%	0
2016	8.984601	8.509626	-5.29%	0
2015	8.951190	8.984601	0.37%	0
2014*	10.000000	8.951190	-10.49%	0
938

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	22.592426	28.974178	28.25%	0
2018	25.256209	22.592426	-10.55%	0
2017	22.241498	25.256209	13.55%	0
2016	20.526060	22.241498	8.36%	0
2015	20.449475	20.526060	0.37%	0
2014	19.027169	20.449475	7.48%	0
2013	14.869895	19.027169	27.96%	0
2012	13.099764	14.869895	13.51%	0
2011	13.498076	13.099764	-2.95%	0
2010	11.970740	13.498076	12.76%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	31.348736	38.493568	22.79%	0
2018	36.001462	31.348736	-12.92%	0
2017	32.462792	36.001462	10.90%	0
2016	28.336200	32.462792	14.56%	0
2015	30.996578	28.336200	-8.58%	0
2014	28.516799	30.996578	8.70%	0
2013	20.830440	28.516799	36.90%	0
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
2010	15.973049	19.135435	19.80%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.132143	15.568352	18.55%	0
2018	14.267764	13.132143	-7.96%	0
2017	12.390759	14.267764	15.15%	0
2016	13.062620	12.390759	-5.14%	0
2015	14.640303	13.062620	-10.78%	0
2014	15.874841	14.640303	-7.78%	0
2013	13.031665	15.874841	21.82%	0
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.651012	12.611827	8.25%	0
2018	12.228566	11.651012	-4.72%	0
2017	11.774127	12.228566	3.86%	0
2016	10.408794	11.774127	13.12%	0
2015	11.436112	10.408794	-8.98%	0
2014	11.527832	11.436112	-0.80%	0
2013	10.716407	11.527832	7.57%	0
2012*	10.000000	10.716407	7.16%	0
939

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.091421	20.265703	34.29%	0
2018	15.513697	15.091421	-2.72%	0
2017	12.557207	15.513697	23.54%	0
2016	12.154754	12.557207	3.31%	0
2015	13.251669	12.154754	-8.28%	0
2014	12.619340	13.251669	5.01%	0
2013	9.976047	12.619340	26.50%	0
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	22.860436	27.211620	19.03%	0
2018	23.385394	22.860436	-2.24%	0
2017	20.332609	23.385394	15.01%	0
2016	20.018993	20.332609	1.57%	0
2015	20.479902	20.018993	-2.25%	0
2014	19.436140	20.479902	5.37%	0
2013	16.664924	19.436140	16.63%	0
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.329557	9.924972	6.38%	0
2018	9.709845	9.329557	-3.92%	0
2017	9.649868	9.709845	0.62%	0
2016	9.696391	9.649868	-0.48%	0
2015*	10.000000	9.696391	-3.04%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	34.901801	46.498335	33.23%	0
2018	35.251532	34.901801	-0.99%	0
2017	27.853047	35.251532	26.56%	0
2016	28.064021	27.853047	-0.75%	0
2015	25.753605	28.064021	8.97%	0
2014	24.389393	25.753605	5.59%	0
2013	19.141071	24.389393	27.42%	0
2012	15.875501	19.141071	20.57%	0
2011	17.523245	15.875501	-9.40%	0
2010	16.904640	17.523245	3.66%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.664700	30.543627	40.98%	0
2018	22.057400	21.664700	-1.78%	0
2017	15.633801	22.057400	41.09%	0
2016	14.104390	15.633801	10.84%	0
2015	13.845152	14.104390	1.87%	0
2014	13.006210	13.845152	6.45%	0
2013	9.867743	13.006210	31.81%	0
2012*	10.000000	9.867743	-1.32%	0
940

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	21.755496	26.835305	23.35%	0
2018	26.338156	21.755496	-17.40%	0
2017	20.681702	26.338156	27.35%	0
2016	22.770617	20.681702	-9.17%	0
2015	25.649229	22.770617	-11.22%	0
2014	29.975372	25.649229	-14.43%	0
2013	26.943221	29.975372	11.25%	0
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.173742	9.400718	15.01%	0
2018	10.311104	8.173742	-20.73%	0
2017	8.285303	10.311104	24.45%	0
2016	7.045948	8.285303	17.59%	0
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.628338	10.161488	5.54%	0
2018	9.994500	9.628338	-3.66%	0
2017	9.883900	9.994500	1.12%	0
2016*	10.000000	9.883900	-1.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.896202	20.487116	37.53%	0
2018	15.571569	14.896202	-4.34%	0
2017	12.660334	15.571569	22.99%	0
2016	11.952332	12.660334	5.92%	0
2015	12.546988	11.952332	-4.74%	0
2014	13.932885	12.546988	-9.95%	0
2013	10.134558	13.932885	37.48%	0
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	25.738887	32.450188	26.07%	0
2018	29.498943	25.738887	-12.75%	0
2017	25.819998	29.498943	14.25%	0
2016	23.309682	25.819998	10.77%	0
2015	24.169982	23.309682	-3.56%	0
2014	22.529349	24.169982	7.28%	0
2013	17.067052	22.529349	32.00%	0
2012	15.129737	17.067052	12.80%	0
2011	15.613586	15.129737	-3.10%	0
2010	14.420816	15.613586	8.27%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.758470	7.58%	0
941

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.964023	19.527822	22.32%	0
2018	18.167967	15.964023	-12.13%	0
2017	14.714545	18.167967	23.47%	0
2016	14.554812	14.714545	1.10%	0
2015	14.062215	14.554812	3.50%	0
2014	14.283219	14.062215	-1.55%	0
2013	11.495138	14.283219	24.25%	0
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	0
2010*	10.000000	10.652058	6.52%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.124510	16.475583	35.89%	0
2018	12.385194	12.124510	-2.10%	0
2017	9.930591	12.385194	24.72%	0
2016	9.637160	9.930591	3.04%	0
2015*	10.000000	9.637160	-3.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.217646	12.079132	7.68%	0
2018	11.630624	11.217646	-3.55%	0
2017	11.281320	11.630624	3.10%	0
2016	10.946093	11.281320	3.06%	0
2015	11.338447	10.946093	-3.46%	0
2014	10.827892	11.338447	4.72%	0
2013	11.187565	10.827892	-3.21%	0
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.338415	21.493598	11.14%	0
2018	21.373588	19.338415	-9.52%	0
2017	20.033400	21.373588	6.69%	0
2016	18.608253	20.033400	7.66%	0
2015	19.342244	18.608253	-3.79%	0
2014	19.310659	19.342244	0.16%	0
2013	21.740143	19.310659	-11.18%	0
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.961758	11.155549	24.48%	0
2018	9.995756	8.961758	-10.34%	0
2017	9.122660	9.995756	9.57%	0
2016	8.150343	9.122660	11.93%	0
2015*	10.000000	8.150343	-18.50%	0
942

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.032653	19.353841	20.72%	0
2018	17.746159	16.032653	-9.66%	0
2017	15.510482	17.746159	14.41%	0
2016	14.352158	15.510482	8.07%	0
2015	15.881190	14.352158	-9.63%	0
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.172514	16.664370	17.58%	0
2018	15.323536	14.172514	-7.51%	0
2017	13.592659	15.323536	12.73%	0
2016	12.808847	13.592659	6.12%	0
2015	13.029314	12.808847	-1.69%	0
2014	12.747828	13.029314	2.21%	0
2013	10.621504	12.747828	20.02%	0
2012	9.429319	10.621504	12.64%	0
2011	9.596280	9.429319	-1.74%	0
2010	8.799821	9.596280	9.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.820270	10.418878	6.10%	0
2018	10.198544	9.820270	-3.71%	0
2017	10.149410	10.198544	0.48%	0
2016	10.155754	10.149410	-0.06%	0
2015	10.456377	10.155754	-2.88%	0
2014	10.231614	10.456377	2.20%	0
2013	10.787813	10.231614	-5.16%	0
2012	10.557831	10.787813	2.18%	0
2011	10.257288	10.557831	2.93%	0
2010	9.940957	10.257288	3.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.672634	20.563789	31.21%	0
2018	17.776892	15.672634	-11.84%	0
2017	13.941788	17.776892	27.51%	0
2016	14.293463	13.941788	-2.46%	0
2015	13.780880	14.293463	3.72%	0
2014	13.900870	13.780880	-0.86%	0
2013	11.099915	13.900870	25.23%	0
2012	9.339846	11.099915	18.84%	0
2011	10.578467	9.339846	-11.71%	0
2010	9.762915	10.578467	8.35%	0
943

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.441988	22.122391	26.83%	0
2018	18.037959	17.441988	-3.30%	0
2017	14.497454	18.037959	24.42%	0
2016	13.653419	14.497454	6.18%	0
2015	13.178117	13.653419	3.61%	0
2014	12.526372	13.178117	5.20%	0
2013	9.927570	12.526372	26.18%	0
2012	8.686745	9.927570	14.28%	0
2011	9.361632	8.686745	-7.21%	0
2010	8.136030	9.361632	15.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.591450	17.850776	22.34%	0
2018	15.325859	14.591450	-4.79%	0
2017	12.910754	15.325859	18.71%	0
2016	11.937609	12.910754	8.15%	0
2015	12.130780	11.937609	-1.59%	0
2014	11.304781	12.130780	7.31%	0
2013	8.733162	11.304781	29.45%	0
2012	7.663770	8.733162	13.95%	0
2011	8.051973	7.663770	-4.82%	0
2010	7.453008	8.051973	8.04%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.087048	13.908407	6.28%	0
2018	13.768169	13.087048	-4.95%	0
2017	13.299802	13.768169	3.52%	0
2016	12.573578	13.299802	5.78%	0
2015	13.300318	12.573578	-5.46%	0
2014	13.151606	13.300318	1.13%	0
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.331500	28.847287	23.64%	0
2018	25.902734	23.331500	-9.93%	0
2017	22.606854	25.902734	14.58%	0
2016	19.749754	22.606854	14.47%	0
2015	21.701497	19.749754	-8.99%	0
2014	20.465453	21.701497	6.04%	0
2013	15.537474	20.465453	31.72%	0
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	0
2010	12.667615	14.236975	12.39%	0
944

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.494319	10.624096	11.90%	0
2018	10.657052	9.494319	-10.91%	0
2017	9.242496	10.657052	15.30%	0
2016	9.219143	9.242496	0.25%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.002198	10.378439	3.76%	0
2018*	10.000000	10.002198	0.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.153211	20.277254	11.70%	0
2018	19.226771	18.153211	-5.58%	0
2017	18.498681	19.226771	3.94%	0
2016	16.644501	18.498681	11.14%	0
2015	17.555424	16.644501	-5.19%	0
2014	17.584840	17.555424	-0.17%	0
2013	16.870363	17.584840	4.24%	0
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.337549	17.877864	24.69%	0
2018	15.506681	14.337549	-7.54%	0
2017	12.766434	15.506681	21.46%	0
2016	11.548816	12.766434	10.54%	0
2015	12.006432	11.548816	-3.81%	0
2014	11.574101	12.006432	3.74%	0
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0
2010	7.538388	8.467882	12.33%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.002786	11.642270	29.32%	0
2018	11.099713	9.002786	-18.89%	0
2017	9.081740	11.099713	22.22%	0
2016	9.564713	9.081740	-5.05%	0
2015	9.889883	9.564713	-3.29%	0
2014	10.298393	9.889883	-3.97%	0
2013	8.737078	10.298393	17.87%	0
2012	7.769580	8.737078	12.45%	0
2011	8.830572	7.769580	-12.01%	0
2010	7.970391	8.830572	10.79%	0
945

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.210752	29.153542	25.60%	0
2018	23.912615	23.210752	-2.94%	0
2017	20.426167	23.912615	17.07%	0
2016	18.874539	20.426167	8.22%	0
2015	19.260887	18.874539	-2.01%	0
2014	17.694338	19.260887	8.85%	0
2013	13.896886	17.694338	27.33%	0
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0
2010	11.641432	12.831777	10.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.978061	14.454626	20.68%	0
2018	13.787667	11.978061	-13.12%	0
2017	11.821316	13.787667	16.63%	0
2016	11.205028	11.821316	5.50%	0
2015	11.715574	11.205028	-4.36%	0
2014	11.516624	11.715574	1.73%	0
2013	9.136844	11.516624	26.05%	0
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
2010	7.922212	8.865909	11.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.469366	12.971949	13.10%	0
2018	12.566764	11.469366	-8.73%	0
2017	11.519551	12.566764	9.09%	0
2016	11.151106	11.519551	3.30%	0
2015	11.577334	11.151106	-3.68%	0
2014	11.402468	11.577334	1.53%	0
2013	10.215475	11.402468	11.62%	0
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0
2010	9.153230	9.838045	7.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.934573	13.969963	17.05%	0
2018	13.350783	11.934573	-10.61%	0
2017	11.841468	13.350783	12.75%	0
2016	11.333116	11.841468	4.49%	0
2015	11.798423	11.333116	-3.94%	0
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0
946

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.545082	11.361065	7.74%	0
2018	11.123549	10.545082	-5.20%	0
2017	10.742423	11.123549	3.55%	0
2016	10.547475	10.742423	1.85%	0
2015	10.914719	10.547475	-3.36%	0
2014	10.849832	10.914719	0.60%	0
2013	10.621245	10.849832	2.15%	0
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.339793	11.460214	10.84%	0
2018	11.424018	10.339793	-9.49%	0
2017	10.224326	11.424018	11.73%	0
2016	9.949019	10.224326	2.77%	0
2015	10.678433	9.949019	-6.83%	0
2014	10.726691	10.678433	-0.45%	0
2013*	10.000000	10.726691	7.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.611102	11.922313	12.36%	0
2018	11.731441	10.611102	-9.55%	0
2017	10.229790	11.731441	14.68%	0
2016	9.892874	10.229790	3.41%	0
2015	10.683223	9.892874	-7.40%	0
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.750657	13.514913	15.01%	0
2018	12.993191	11.750657	-9.56%	0
2017	11.710010	12.993191	10.96%	0
2016	11.268462	11.710010	3.92%	0
2015	11.699950	11.268462	-3.69%	0
2014	11.493197	11.699950	1.80%	0
2013	10.021658	11.493197	14.68%	0
2012	9.161783	10.021658	9.39%	0
2011	9.635412	9.161783	-4.92%	0
2010	8.887030	9.635412	8.42%	0
947

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.933153	14.199539	18.99%	0
2018	13.547407	11.933153	-11.92%	0
2017	11.785471	13.547407	14.95%	0
2016	11.251269	11.785471	4.75%	0
2015	11.734515	11.251269	-4.12%	0
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	0
2011	9.204611	8.542514	-7.19%	0
2010	8.344275	9.204611	10.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.248680	12.516746	11.27%	0
2018	12.134656	11.248680	-7.30%	0
2017	11.342709	12.134656	6.98%	0
2016	10.991362	11.342709	3.20%	0
2015	11.412153	10.991362	-3.69%	0
2014	11.263030	11.412153	1.32%	0
2013	10.400688	11.263030	8.29%	0
2012	9.709305	10.400688	7.12%	0
2011	10.000050	9.709305	-2.91%	0
2010	9.421073	10.000050	6.15%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.415143	13.595294	9.51%	0
2018	15.128807	12.415143	-17.94%	0
2017	12.662581	15.128807	19.48%	0
2016	12.862917	12.662581	-1.56%	0
2015	13.749865	12.862917	-6.45%	0
2014	15.377057	13.749865	-10.58%	0
2013	13.152570	15.377057	16.91%	0
2012	11.300509	13.152570	16.39%	0
2011	13.254889	11.300509	-14.74%	0
2010	12.802957	13.254889	3.53%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.884524	11.517710	5.82%	0
2018	11.259933	10.884524	-3.33%	0
2017	11.101568	11.259933	1.43%	0
2016	10.859378	11.101568	2.23%	0
2015	11.254091	10.859378	-3.51%	0
2014	11.043715	11.254091	1.90%	0
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
2010	10.304036	10.710927	3.95%	0
948

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.514457	12.284759	6.69%	0
2018	12.004132	11.514457	-4.08%	0
2017	11.882371	12.004132	1.02%	0
2016	11.810918	11.882371	0.60%	0
2015	12.195521	11.810918	-3.15%	0
2014	11.944410	12.195521	2.10%	0
2013	12.526221	11.944410	-4.64%	0
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.571064	13.491014	16.59%	0
2018	13.236123	11.571064	-12.58%	0
2017	11.532686	13.236123	14.77%	0
2016	10.634697	11.532686	8.44%	0
2015	11.280599	10.634697	-5.73%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.029795	12.618058	14.40%	0
2018	12.292923	11.029795	-10.28%	0
2017	11.092241	12.292923	10.82%	0
2016	10.474764	11.092241	5.89%	0
2015	10.952887	10.474764	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	24.870182	29.698659	19.41%	0
2018	31.029930	24.870182	-19.85%	0
2017	22.568343	31.029930	37.49%	0
2016	21.567892	22.568343	4.64%	0
2015	26.448981	21.567892	-18.45%	0
2014	28.820755	26.448981	-8.23%	0
2013	29.478964	28.820755	-2.23%	0
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.378188	10.736699	3.45%	0
2018	10.667386	10.378188	-2.71%	0
2017	10.733235	10.667386	-0.61%	0
2016	10.943430	10.733235	-1.92%	0
2015	11.253591	10.943430	-2.76%	0
2014	11.054816	11.253591	1.80%	0
2013	11.835799	11.054816	-6.60%	0
2012	11.798153	11.835799	0.32%	0
2011	11.298641	11.798153	4.42%	0
2010	11.076507	11.298641	2.01%	0
949

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.729257	7.658476	-0.92%	0
2018	7.831914	7.729257	-1.31%	0
2017	8.010754	7.831914	-2.23%	0
2016	8.227585	8.010754	-2.64%	0
2015	8.451546	8.227585	-2.65%	0
2014	8.681607	8.451546	-2.65%	0
2013	8.917938	8.681607	-2.65%	0
2012	9.161369	8.917938	-2.66%	0
2011	9.410052	9.161369	-2.64%	0
2010	9.666191	9.410052	-2.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.721151	8.938201	15.76%	0
2018	9.310858	7.721151	-17.07%	0
2017	7.525858	9.310858	23.72%	0
2016	7.681479	7.525858	-2.03%	0
2015	8.153251	7.681479	-5.79%	0
2014	8.435949	8.153251	-3.35%	0
2013	7.370964	8.435949	14.45%	0
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.310710	9.805872	17.99%	0
2018	9.942930	8.310710	-16.42%	0
2017	8.205847	9.942930	21.17%	0
2016	8.384738	8.205847	-2.13%	0
2015	8.734363	8.384738	-4.00%	0
2014	9.563986	8.734363	-8.67%	0
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.196416	26.736401	20.45%	0
2018	25.019713	22.196416	-11.28%	0
2017	21.699514	25.019713	15.30%	0
2016	20.360766	21.699514	6.58%	0
2015	21.125943	20.360766	-3.62%	0
2014	20.670538	21.125943	2.20%	0
2013	16.686340	20.670538	23.88%	0
2012	14.789566	16.686340	12.83%	0
2011	15.813098	14.789566	-6.47%	0
2010	14.170243	15.813098	11.59%	0
950

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.483182	16.262450	12.29%	0
2018	15.638071	14.483182	-7.39%	0
2017	14.453677	15.638071	8.19%	0
2016	13.965799	14.453677	3.49%	0
2015	14.370949	13.965799	-2.82%	0
2014	14.114934	14.370949	1.81%	0
2013	12.783089	14.114934	10.42%	0
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.966951	19.811035	16.76%	0
2018	18.637493	16.966951	-8.96%	0
2017	16.674079	18.637493	11.78%	0
2016	15.896388	16.674079	4.89%	0
2015	16.416468	15.896388	-3.17%	0
2014	16.027981	16.416468	2.42%	0
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
2010	11.987740	13.074275	9.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.941109	12.732880	6.63%	0
2018	12.493284	11.941109	-4.42%	0
2017	12.142387	12.493284	2.89%	0
2016	11.961958	12.142387	1.51%	0
2015	12.255152	11.961958	-2.39%	0
2014	12.117340	12.255152	1.14%	0
2013	11.873485	12.117340	2.05%	0
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0
2010	11.226422	11.572997	3.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.415376	11.457346	10.00%	0
2018	11.338398	10.415376	-8.14%	0
2017	10.213111	11.338398	11.02%	0
2016	9.923895	10.213111	2.91%	0
2015	10.535557	9.923895	-5.81%	0
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0
951

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.693078	11.997049	12.19%	0
2018	11.693839	10.693078	-8.56%	0
2017	10.269207	11.693839	13.87%	0
2016	9.862422	10.269207	4.12%	0
2015	10.548121	9.862422	-6.50%	0
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.228999	19.748779	14.63%	0
2018	18.766677	17.228999	-8.19%	0
2017	17.069445	18.766677	9.94%	0
2016	16.363896	17.069445	4.31%	0
2015	16.865817	16.363896	-2.98%	0
2014	16.471514	16.865817	2.39%	0
2013	14.507539	16.471514	13.54%	0
2012	13.449250	14.507539	7.87%	0
2011	13.820146	13.449250	-2.68%	0
2010	12.799254	13.820146	7.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.142910	23.889539	18.60%	0
2018	22.427375	20.142910	-10.19%	0
2017	19.743082	22.427375	13.60%	0
2016	18.693470	19.743082	5.61%	0
2015	19.343561	18.693470	-3.36%	0
2014	18.931687	19.343561	2.18%	0
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	0
2011	15.059948	14.349835	-4.72%	0
2010	13.710012	15.059948	9.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.593614	16.122472	10.48%	0
2018	15.574371	14.593614	-6.30%	0
2017	14.647821	15.574371	6.33%	0
2016	14.233672	14.647821	2.91%	0
2015	14.625623	14.233672	-2.68%	0
2014	14.343929	14.625623	1.96%	0
2013	13.334852	14.343929	7.57%	0
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
2010	12.078968	12.760470	5.64%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.377624	3.78%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.675679	6.76%	0
952

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.657095	19.848253	26.77%	0
2018	16.643480	15.657095	-5.93%	0
2017	13.162247	16.643480	26.45%	0
2016	13.255726	13.162247	-0.71%	0
2015	13.203353	13.255726	0.40%	0
2014	12.313165	13.203353	7.23%	0
2013	9.409853	12.313165	30.85%	0
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
2010	7.866930	8.834864	12.30%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.536123	12.202703	15.82%	0
2018	11.372813	10.536123	-7.36%	0
2017	9.937163	11.372813	14.45%	0
2016	9.403149	9.937163	5.68%	0
2015	9.881177	9.403149	-4.84%	0
2014*	10.000000	9.881177	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.824291	14.041426	18.75%	0
2018	12.469101	11.824291	-5.17%	0
2017	10.524060	12.469101	18.48%	0
2016	9.822978	10.524060	7.14%	0
2015	10.076142	9.822978	-2.51%	0
2014*	10.000000	10.076142	0.76%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.264322	33.776995	33.69%	0
2018	26.362254	25.264322	-4.16%	0
2017	21.309347	26.362254	23.71%	0
2016	21.183540	21.309347	0.59%	0
2015	20.759076	21.183540	2.04%	0
2014	19.642326	20.759076	5.69%	0
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	0
2010	12.806508	13.529183	5.64%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.128974	26.057591	23.33%	0
2018	23.978417	21.128974	-11.88%	0
2017	22.712701	23.978417	5.57%	0
2016	19.406608	22.712701	17.04%	0
2015	20.861624	19.406608	-6.97%	0
2014	18.972881	20.861624	9.95%	0
2013	14.801183	18.972881	28.18%	0
2012	13.285790	14.801183	11.41%	0
2011	13.580649	13.285790	-2.17%	0
2010	12.328664	13.580649	10.16%	0
953

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	31.954778	39.087728	22.32%	0
2018	37.047506	31.954778	-13.75%	0
2017	32.866733	37.047506	12.72%	0
2016	28.064549	32.866733	17.11%	0
2015	29.578146	28.064549	-5.12%	0
2014	27.767526	29.578146	6.52%	0
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0
2010	16.082724	19.759372	22.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.162443	13.765067	13.18%	0
2018	15.116058	12.162443	-19.54%	0
2017	12.670840	15.116058	19.30%	0
2016	12.397263	12.670840	2.21%	0
2015	13.454099	12.397263	-7.86%	0
2014	15.301228	13.454099	-12.07%	0
2013	12.984403	15.301228	17.84%	0
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.723923	15.495688	21.78%	0
2018	14.820226	12.723923	-14.14%	0
2017	13.310747	14.820226	11.34%	0
2016	11.781617	13.310747	12.98%	0
2015	12.533109	11.781617	-6.00%	0
2014	11.678059	12.533109	7.32%	0
2013	8.883950	11.678059	31.45%	0
2012	7.761048	8.883950	14.47%	0
2011	8.489146	7.761048	-8.58%	0
2010	7.734257	8.489146	9.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.134535	19.452548	20.56%	0
2018	19.087469	16.134535	-15.47%	0
2017	17.222093	19.087469	10.83%	0
2016	15.042878	17.222093	14.49%	0
2015	15.911577	15.042878	-5.46%	0
2014	13.967378	15.911577	13.92%	0
2013	10.574608	13.967378	32.08%	0
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0
2010	8.430486	9.818541	16.46%	0
954

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	21.895530	28.856157	31.79%	0
2018	24.509004	21.895530	-10.66%	0
2017	20.196333	24.509004	21.35%	0
2016	19.197583	20.196333	5.20%	0
2015	19.616351	19.197583	-2.13%	0
2014	19.651593	19.616351	-0.18%	0
2013	14.022958	19.651593	40.14%	0
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
2010	10.836099	13.197553	21.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	28.114656	32.485342	15.55%	0
2018	34.852740	28.114656	-19.33%	0
2017	32.917360	34.852740	5.88%	0
2016	26.916302	32.917360	22.30%	0
2015	29.504842	26.916302	-8.77%	0
2014	28.387526	29.504842	3.94%	0
2013	20.824777	28.387526	36.32%	0
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	27.705602	33.809750	22.03%	0
2018	32.655409	27.705602	-15.16%	0
2017	29.630647	32.655409	10.21%	0
2016	24.835870	29.630647	19.31%	0
2015	26.004882	24.835870	-4.50%	0
2014	26.565188	26.004882	-2.11%	0
2013	19.414854	26.565188	36.83%	0
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.159880	18.602191	22.71%	0
2018	16.547152	15.159880	-8.38%	0
2017	14.359295	16.547152	15.24%	0
2016	13.394976	14.359295	7.20%	0
2015	13.817438	13.394976	-3.06%	0
2014	12.843706	13.817438	7.58%	0
2013	9.522109	12.843706	34.88%	0
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
2010	7.752377	9.325359	20.29%	0
955

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.956833	15.183884	26.99%	0
2018	12.803731	11.956833	-6.61%	0
2017	12.390032	12.803731	3.34%	0
2016	11.874002	12.390032	4.35%	0
2015	12.929116	11.874002	-8.16%	0
2014	10.326723	12.929116	25.20%	0
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
2010	7.029492	8.884256	26.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.860934	18.928846	27.37%	0
2018	16.050032	14.860934	-7.41%	0
2017	13.599162	16.050032	18.02%	0
2016	12.539272	13.599162	8.45%	0
2015	12.760299	12.539272	-1.73%	0
2014	11.591731	12.760299	10.08%	0
2013*	10.000000	11.591731	15.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.039099	9.159243	1.33%	0
2018	9.210968	9.039099	-1.87%	0
2017	9.313914	9.210968	-1.11%	0
2016	9.334158	9.313914	-0.22%	0
2015	9.621082	9.334158	-2.98%	0
2014	9.834411	9.621082	-2.17%	0
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0
2010	10.184070	10.154102	-0.29%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.250294	16.118862	21.65%	0
2018	15.355010	13.250294	-13.71%	0
2017	13.812916	15.355010	11.16%	0
2016	11.737978	13.812916	17.68%	0
2015	12.676435	11.737978	-7.40%	0
2014	12.454663	12.676435	1.78%	0
2013*	10.000000	12.454663	24.55%	0
956

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.884167	19.827527	33.21%	0
2018	16.451335	14.884167	-9.53%	0
2017	13.250755	16.451335	24.15%	0
2016	12.833311	13.250755	3.25%	0
2015	13.228448	12.833311	-2.99%	0
2014	13.101259	13.228448	0.97%	0
2013	9.709307	13.101259	34.94%	0
2012	8.700139	9.709307	11.60%	0
2011	9.352823	8.700139	-6.98%	0
2010	7.596483	9.352823	23.12%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	11.327731	14.080650	24.30%	0
2018	14.013586	11.327731	-19.17%	0
2017	11.355252	14.013586	23.41%	0
2016	11.879221	11.355252	-4.41%	0
2015	12.018972	11.879221	-1.16%	0
2014	12.764102	12.018972	-5.84%	0
2013	11.127002	12.764102	14.71%	0
2012	9.647685	11.127002	15.33%	0
2011	11.303961	9.647685	-14.65%	0
2010	9.516289	11.303961	18.79%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	28.535700	36.802687	28.97%	0
2018	31.374882	28.535700	-9.05%	0
2017	25.871440	31.374882	21.27%	0
2016	25.512018	25.871440	1.41%	0
2015	25.948444	25.512018	-1.68%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.424065	8.503186	0.94%	0
2018	8.567196	8.424065	-1.67%	0
2017	8.722032	8.567196	-1.78%	0
2016	8.850889	8.722032	-1.46%	0
2015	9.075153	8.850889	-2.47%	0
2014	9.265677	9.075153	-2.06%	0
2013	9.459560	9.265677	-2.05%	0
2012	9.289914	9.459560	1.83%	0
2011	9.514627	9.289914	-2.36%	0
2010	9.282994	9.514627	2.50%	0
957

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.468316	28.760338	22.55%	0
2018	25.575401	23.468316	-8.24%	0
2017	22.181463	25.575401	15.30%	0
2016	20.738328	22.181463	6.96%	0
2015	21.402088	20.738328	-3.10%	0
2014	19.916895	21.402088	7.46%	0
2013	14.867891	19.916895	33.96%	0
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
2010	12.195172	14.585726	19.60%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.904771	10.774674	8.78%	0
2018	10.762147	9.904771	-7.97%	0
2017	9.749813	10.762147	10.38%	0
2016	8.869767	9.749813	9.92%	0
2015	10.033174	8.869767	-11.60%	0
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	0
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.288393	10.367171	11.61%	0
2018	10.026452	9.288393	-7.36%	0
2017	9.381131	10.026452	6.88%	0
2016	8.511198	9.381131	10.22%	0
2015	8.954671	8.511198	-4.95%	0
2014	9.071021	8.954671	-1.28%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.036023	10.445922	4.08%	0
2018	10.748581	10.036023	-6.63%	0
2017	9.970103	10.748581	7.81%	0
2016	9.951805	9.970103	0.18%	0
2015	11.012921	9.951805	-9.64%	0
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
958

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.913885	10.029859	1.17%	0
2018	10.161160	9.913885	-2.43%	0
2017	10.307917	10.161160	-1.42%	0
2016	10.451343	10.307917	-1.37%	0
2015	10.713475	10.451343	-2.45%	0
2014	10.923373	10.713475	-1.92%	0
2013	11.246847	10.923373	-2.88%	0
2012	10.925588	11.246847	2.94%	0
2011	11.110206	10.925588	-1.66%	0
2010	10.849988	11.110206	2.40%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.854753	9.852273	-0.03%	0
2018	9.982040	9.854753	-1.28%	0
2017	10.021986	9.982040	-0.40%	0
2016*	10.000000	10.021986	0.22%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.837110	10.366220	5.38%	0
2018	10.170961	9.837110	-3.28%	0
2017	9.966945	10.170961	2.05%	0
2016	9.979683	9.966945	-0.13%	0
2015	10.217049	9.979683	-2.32%	0
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.942149	12.621539	26.95%	0
2018	11.161903	9.942149	-10.93%	0
2017*	10.000000	11.161903	11.62%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.051248	17.373777	33.12%	0
2018	13.096886	13.051248	-0.35%	0
2017	10.276400	13.096886	27.45%	0
2016*	10.000000	10.276400	2.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.090724	17.167712	21.84%	0
2018	17.897665	14.090724	-21.27%	0
2017	14.522988	17.897665	23.24%	0
2016	15.292447	14.522988	-5.03%	0
2015	15.686815	15.292447	-2.51%	0
2014	17.285521	15.686815	-9.25%	0
2013	13.864034	17.285521	24.68%	0
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
959

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.039108	38.867611	25.22%	0
2018	31.618080	31.039108	-1.83%	0
2017	25.510064	31.618080	23.94%	0
2016	29.347525	25.510064	-13.08%	0
2015	26.803846	29.347525	9.49%	0
2014	20.981677	26.803846	27.75%	0
2013	14.319251	20.981677	46.53%	0
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.829926	5.244832	8.59%	0
2018	6.932766	4.829926	-30.33%	0
2017	7.264129	6.932766	-4.56%	0
2016	5.202650	7.264129	39.62%	0
2015	8.052256	5.202650	-35.39%	0
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.950351	5.391173	8.90%	0
2018	7.091235	4.950351	-30.19%	0
2017	7.409518	7.091235	-4.30%	0
2016	5.295803	7.409518	39.91%	0
2015	8.174360	5.295803	-35.21%	0
2014	10.380232	8.174360	-21.25%	0
2013	9.646631	10.380232	7.60%	0
2012*	10.000000	9.646631	-3.53%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.697458	22.118962	24.98%	0
2018	20.971955	17.697458	-15.61%	0
2017	17.034313	20.971955	23.12%	0
2016	16.840696	17.034313	1.15%	0
2015	17.855207	16.840696	-5.68%	0
2014	16.643656	17.855207	7.28%	0
2013	12.765376	16.643656	30.38%	0
2012	11.277748	12.765376	13.19%	0
2011	12.433023	11.277748	-9.29%	0
2010	11.367919	12.433023	9.37%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.695590	6.96%	0
960

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	16.602159	19.419892	16.97%	0
2018	17.566879	16.602159	-5.49%	0
2017	16.074706	17.566879	9.28%	0
2016	15.334747	16.074706	4.83%	0
2015	15.557870	15.334747	-1.43%	0
2014	13.536793	15.557870	14.93%	0
2013	11.623403	13.536793	16.46%	0
2012	10.563605	11.623403	10.03%	0
2011	10.189648	10.563605	3.67%	0
2010	9.238976	10.189648	10.29%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	22.968648	30.643421	33.41%	0
2018	23.532610	22.968648	-2.40%	0
2017	17.958088	23.532610	31.04%	0
2016	18.350432	17.958088	-2.14%	0
2015	18.600009	18.350432	-1.34%	0
2014	18.395493	18.600009	1.11%	0
2013	13.508531	18.395493	36.18%	0
2012	11.526680	13.508531	17.19%	0
2011	12.534439	11.526680	-8.04%	0
2010*	10.000000	12.534439	25.34%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.886907	30.242822	21.52%	0
2018	25.238075	24.886907	-1.39%	0
2017	20.596901	25.238075	22.53%	0
2016	19.634941	20.596901	4.90%	0
2015	20.768220	19.634941	-5.46%	0
2014	21.741997	20.768220	-4.48%	0
2013	14.866034	21.741997	46.25%	0
2012	14.157393	14.866034	5.01%	0
2011	15.242754	14.157393	-7.12%	0
2010	12.350668	15.242754	23.42%	0
961

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.757972	12.062864	12.13%	0
2018	11.935185	10.757972	-9.86%	0
2017	10.728678	11.935185	11.25%	0
2016	10.666504	10.728678	0.58%	0
2015	11.106922	10.666504	-3.97%	0
2014	10.954301	11.106922	1.39%	0
2013	10.057982	10.954301	8.91%	0
2012*	10.000000	10.057982	0.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	23.724469	28.534456	20.27%	0
2018	25.900542	23.724469	-8.40%	0
2017	22.443123	25.900542	15.41%	0
2016	20.765304	22.443123	8.08%	0
2015	21.041329	20.765304	-1.31%	0
2014	19.786916	21.041329	6.34%	0
2013	15.109026	19.786916	30.96%	0
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
2010	11.692299	12.832930	9.76%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.585912	8.620365	13.64%	0
2018*	10.000000	7.585912	-24.14%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	30.252675	35.294364	16.67%	0
2018	36.712815	30.252675	-17.60%	0
2017	33.432383	36.712815	9.81%	0
2016	27.531562	33.432383	21.43%	0
2015	30.004170	27.531562	-8.24%	0
2014	28.304670	30.004170	6.00%	0
2013	21.135297	28.304670	33.92%	0
2012	18.336537	21.135297	15.26%	0
2011	20.622656	18.336537	-11.09%	0
2010	16.742551	20.622656	23.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.809367	11.453851	5.96%	0
2018	11.433285	10.809367	-5.46%	0
2017	11.333529	11.433285	0.88%	0
2016	11.157629	11.333529	1.58%	0
2015	11.757503	11.157629	-5.10%	0
2014	11.697770	11.757503	0.51%	0
2013	13.136334	11.697770	-10.95%	0
2012	12.573109	13.136334	4.48%	0
2011	11.562880	12.573109	8.74%	0
2010	11.304952	11.562880	2.28%	0
962

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	22.520900	27.116839	20.41%	0
2018	24.943898	22.520900	-9.71%	0
2017	21.308716	24.943898	17.06%	0
2016	19.344803	21.308716	10.15%	0
2015	21.139250	19.344803	-8.49%	0
2014	19.340760	21.139250	9.30%	0
2013	14.671260	19.340760	31.83%	0
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0
2010	11.881451	13.163325	10.79%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.692707	27.226769	25.51%	0
2018	25.619149	21.692707	-15.33%	0
2017	23.619328	25.619149	8.47%	0
2016	19.779342	23.619328	19.41%	0
2015	20.654511	19.779342	-4.24%	0
2014	18.262046	20.654511	13.10%	0
2013	14.448424	18.262046	26.39%	0
2012	12.776923	14.448424	13.08%	0
2011	13.242389	12.776923	-3.51%	0
2010	11.438856	13.242389	15.77%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.869431	11.030181	11.76%	0
2018	10.446570	9.869431	-5.52%	0
2017	10.025961	10.446570	4.20%	0
2016	9.132682	10.025961	9.78%	0
2015*	10.000000	9.132682	-8.67%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.382680	9.964426	6.20%	0
2018	9.714572	9.382680	-3.42%	0
2017	9.673250	9.714572	0.43%	0
2016	9.702338	9.673250	-0.30%	0
2015*	10.000000	9.702338	-2.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.155147	13.834643	24.02%	0
2018	12.385046	11.155147	-9.93%	0
2017	10.925909	12.385046	13.35%	0
2016	9.674539	10.925909	12.93%	0
2015*	10.000000	9.674539	-3.25%	0
963

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.692213	15.688050	14.58%	0
2018	15.228540	13.692213	-10.09%	0
2017	13.763140	15.228540	10.65%	0
2016	13.625514	13.763140	1.01%	0
2015	14.145278	13.625514	-3.67%	0
2014	14.262251	14.145278	-0.82%	0
2013	12.811111	14.262251	11.33%	0
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
2010	11.957452	12.770476	6.80%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.530651	12.280723	16.62%	0
2018	12.838498	10.530651	-17.98%	0
2017	11.468705	12.838498	11.94%	0
2016	10.230741	11.468705	12.10%	0
2015	10.786089	10.230741	-5.15%	0
2014*	10.000000	10.786089	7.86%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	33.355187	39.663796	18.91%	0
2018	37.667269	33.355187	-11.45%	0
2017	34.437954	37.667269	9.38%	0
2016	28.148748	34.437954	22.34%	0
2015	29.619967	28.148748	-4.97%	0
2014	28.958802	29.619967	2.28%	0
2013	21.150419	28.958802	36.92%	0
2012	18.782006	21.150419	12.61%	0
2011	19.194143	18.782006	-2.15%	0
2010	15.677252	19.194143	22.43%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	24.936918	31.635211	26.86%	0
2018	26.940867	24.936918	-7.44%	0
2017	22.840917	26.940867	17.95%	0
2016	21.063046	22.840917	8.44%	0
2015	21.461173	21.063046	-1.86%	0
2014	19.501176	21.461173	10.05%	0
2013	15.217313	19.501176	28.15%	0
2012	13.544599	15.217313	12.35%	0
2011	13.697694	13.544599	-1.12%	7
2010	12.290781	13.697694	11.45%	1,999
964

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	21.450597	28.295172	31.91%	0
2018	23.735269	21.450597	-9.63%	0
2017	19.204636	23.735269	23.59%	0
2016	18.336283	19.204636	4.74%	0
2015	19.370835	18.336283	-5.34%	0
2014	18.463273	19.370835	4.92%	0
2013	15.704754	18.463273	17.56%	0
2012	14.655789	15.704754	7.16%	0
2011	13.851029	14.655789	5.81%	0
2010	12.373501	13.851029	11.94%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	17.669120	20.886865	18.21%	0
2018	22.502919	17.669120	-21.48%	0
2017	18.593861	22.502919	21.02%	0
2016	16.361367	18.593861	13.64%	0
2015	17.250562	16.361367	-5.15%	0
2014	17.498104	17.250562	-1.41%	0
2013	12.132878	17.498104	44.22%	0
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0
2010	9.743426	12.402246	27.29%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.443270	10.706519	13.38%	0
2018	10.111109	9.443270	-6.61%	0
2017*	10.000000	10.111109	1.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.703876	15.787341	24.27%	0
2018	15.722672	12.703876	-19.20%	0
2017	14.457712	15.722672	8.75%	0
2016	11.334300	14.457712	27.56%	0
2015	12.453705	11.334300	-8.99%	0
2014	12.118455	12.453705	2.77%	0
2013*	10.000000	12.118455	21.18%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.809589	10.220380	4.19%	0
2018	10.091971	9.809589	-2.80%	0
2017	10.026094	10.091971	0.66%	0
2016	9.457490	10.026094	6.01%	0
2015	9.817340	9.457490	-3.67%	0
2014*	10.000000	9.817340	-1.83%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.006257	10.508329	16.68%	0
2018*	10.000000	9.006257	-9.94%	0
965

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.386837	12.095332	6.22%	0
2018	11.796998	11.386837	-3.48%	0
2017	11.685298	11.796998	0.96%	0
2016	11.598991	11.685298	0.74%	0
2015	11.973483	11.598991	-3.13%	0
2014	11.888114	11.973483	0.72%	0
2013	12.127014	11.888114	-1.97%	0
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0
2010	10.891609	11.475304	5.36%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.166519	10.265793	25.71%	0
2018*	10.000000	8.166519	-18.33%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.647490	15.370492	12.63%	0
2018	14.652825	13.647490	-6.86%	0
2017	13.349831	14.652825	9.76%	0
2016	13.037356	13.349831	2.40%	0
2015	13.470610	13.037356	-3.22%	0
2014	13.284968	13.470610	1.40%	0
2013	12.061826	13.284968	10.14%	0
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
2010	10.471297	11.467007	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.396134	16.792051	16.64%	0
2018	15.755580	14.396134	-8.63%	0
2017	13.926835	15.755580	13.13%	0
2016	13.527256	13.926835	2.95%	0
2015	13.966787	13.527256	-3.15%	0
2014	13.723716	13.966787	1.77%	0
2013	12.197378	13.723716	12.51%	0
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0
2010	10.371497	11.537694	11.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.338995	18.523666	20.76%	0
2018	17.148400	15.338995	-10.55%	0
2017	14.601134	17.148400	17.45%	0
2016	14.106056	14.601134	3.51%	0
2015	14.574729	14.106056	-3.22%	0
2014	14.300861	14.574729	1.92%	0
2013	12.105842	14.300861	18.13%	0
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
2010	10.131730	11.424931	12.76%	0
966

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.858302	13.113001	20.76%	0
2018	11.680083	10.858302	-7.04%	0
2017	10.337198	11.680083	12.99%	0
2016*	10.000000	10.337198	3.37%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	28.339978	36.198996	27.73%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.533433	11.255997	6.86%	0
2018	14.392267	10.533433	-26.81%	0
2017	15.212713	14.392267	-5.39%	0
2016	11.710149	15.212713	29.91%	0
2015	15.186970	11.710149	-22.89%	0
2014	17.893189	15.186970	-15.12%	0
2013	14.812885	17.893189	20.79%	0
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
2010	13.591908	15.758809	15.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	20.776984	25.696114	23.68%	0
2018	23.350542	20.776984	-11.02%	0
2017	21.301778	23.350542	9.62%	0
2016	18.597646	21.301778	14.54%	0
2015	19.959781	18.597646	-6.82%	0
2014	18.910154	19.959781	5.55%	0
2013	15.203784	18.910154	24.38%	0
2012	13.349789	15.203784	13.89%	0
2011	13.630241	13.349789	-2.06%	0
2010	12.189770	13.630241	11.82%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.183510	14.111357	26.18%	0
2018	12.659440	11.183510	-11.66%	0
2017	11.156352	12.659440	13.47%	0
2016*	10.000000	11.156352	11.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	27.770248	36.201255	30.36%	0
2018	28.669340	27.770248	-3.14%	0
2017	21.853463	28.669340	31.19%	0
2016	22.335379	21.853463	-2.16%	0
2015	21.472607	22.335379	4.02%	0
2014	19.879156	21.472607	8.02%	0
2013	15.022343	19.879156	32.33%	0
2012	13.496267	15.022343	11.31%	0
2011	13.874499	13.496267	-2.73%	0
2010	11.512099	13.874499	20.52%	0
967

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.654838	12.406664	6.45%	0
2018	12.075101	11.654838	-3.48%	0
2017	11.932869	12.075101	1.19%	0
2016	11.737477	11.932869	1.66%	0
2015	12.166594	11.737477	-3.53%	0
2014	11.839094	12.166594	2.77%	0
2013	12.424572	11.839094	-4.71%	0
2012	12.092556	12.424572	2.75%	0
2011	11.610331	12.092556	4.15%	0
2010	11.095000	11.610331	4.64%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	32.401837	38.832604	19.85%	0
2018	39.079699	32.401837	-17.09%	0
2017	33.318108	39.079699	17.29%	0
2016	30.592439	33.318108	8.91%	0
2015	31.962083	30.592439	-4.29%	0
2014	30.980450	31.962083	3.17%	0
2013	23.433923	30.980450	32.20%	0
2012	21.024059	23.433923	11.46%	0
2011	24.236932	21.024059	-13.26%	0
2010	19.373456	24.236932	25.10%	304
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	18.447357	22.885613	24.06%	0
2018	22.323787	18.447357	-17.36%	0
2017	17.648697	22.323787	26.49%	0
2016	19.145788	17.648697	-7.82%	0
2015	19.049234	19.145788	0.51%	0
2014	21.349342	19.049234	-10.77%	0
2013	16.856354	21.349342	26.65%	0
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
2010	16.299006	17.894027	9.79%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	25.086658	32.732891	30.48%	0
2018	31.256539	25.086658	-19.74%	0
2017	26.973140	31.256539	15.88%	0
2016	25.367514	26.973140	6.33%	0
2015	26.930790	25.367514	-5.80%	0
2014	25.985683	26.930790	3.64%	0
2013	20.514290	25.985683	26.67%	0
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0
2010	15.250807	18.747871	22.93%	0
968

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.081355	12.923472	16.62%	0
2018	12.607126	11.081355	-12.10%	0
2017	11.569966	12.607126	8.96%	0
2016	10.505423	11.569966	10.13%	0
2015	11.512315	10.505423	-8.75%	0
2014	11.504160	11.512315	0.07%	0
2013	9.552529	11.504160	20.43%	0
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0
2010	8.282802	8.885707	7.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.522003	15.269812	12.93%	0
2018	14.524521	13.522003	-6.90%	0
2017	13.609855	14.524521	6.72%	0
2016	12.266228	13.609855	10.95%	0
2015	13.563524	12.266228	-9.56%	0
2014	13.324868	13.563524	1.79%	0
2013	12.018933	13.324868	10.87%	0
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0
2010	10.039864	11.006965	9.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	25.001576	31.437730	25.74%	0
2018	27.073462	25.001576	-7.65%	0
2017	23.077798	27.073462	17.31%	0
2016	20.437620	23.077798	12.92%	0
2015	21.800063	20.437620	-6.25%	0
2014	20.607392	21.800063	5.79%	0
2013	16.330540	20.607392	26.19%	0
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
2010	12.381554	14.534651	17.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	29.238815	35.945351	22.94%	0
2018	34.497322	29.238815	-15.24%	0
2017	32.039047	34.497322	7.67%	0
2016	25.290614	32.039047	26.68%	0
2015	28.065850	25.290614	-9.89%	0
2014	28.681125	28.065850	-2.15%	0
2013	21.636006	28.681125	32.56%	0
2012	18.783774	21.636006	15.18%	0
2011	20.058303	18.783774	-6.35%	0
2010	16.077014	20.058303	24.76%	0
969

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.262633	11.418660	23.28%	0
2018	11.307333	9.262633	-18.08%	0
2017	8.275752	11.307333	36.63%	0
2016	7.241587	8.275752	14.28%	0
2015	9.257546	7.241587	-21.78%	0
2014*	10.000000	9.257546	-7.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	16.723810	18.311051	9.49%	0
2018	20.330176	16.723810	-17.74%	0
2017	17.903846	20.330176	13.55%	0
2016	17.167489	17.903846	4.29%	0
2015	18.869266	17.167489	-9.02%	0
2014	21.822403	18.869266	-13.53%	0
2013	18.238176	21.822403	19.65%	0
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0
2010	17.285475	18.233093	5.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.083648	9.016301	-0.74%	0
2018	9.159663	9.083648	-0.83%	0
2017	9.235284	9.159663	-0.82%	0
2016	9.219898	9.235284	0.17%	0
2015	9.902094	9.219898	-6.89%	0
2014*	10.000000	9.902094	-0.98%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.785606	11.747094	8.91%	0
2018	11.589126	10.785606	-6.93%	0
2017	10.529194	11.589126	10.07%	0
2016	10.370692	10.529194	1.53%	0
2015	11.316865	10.370692	-8.36%	0
2014	11.189420	11.316865	1.14%	0
2013	10.126064	11.189420	10.50%	0
2012*	10.000000	10.126064	1.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.316348	9.864514	5.88%	0
2018*	10.000000	9.316348	-6.84%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.935327	9.129934	2.18%	0
2018	9.675673	8.935327	-7.65%	0
2017	9.590966	9.675673	0.88%	0
2016	9.904271	9.590966	-3.16%	0
2015	9.994336	9.904271	-0.90%	0
2014	9.814354	9.994336	1.83%	0
2013*	10.000000	9.814354	-1.86%	0
970

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.992023	21.228439	32.74%	0
2018	17.103864	15.992023	-6.50%	0
2017	13.837094	17.103864	23.61%	0
2016	13.938844	13.837094	-0.73%	0
2015	13.676043	13.938844	1.92%	0
2014	12.994117	13.676043	5.25%	0
2013	9.552880	12.994117	36.02%	0
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.297276	14.961070	21.66%	0
2018	14.299268	12.297276	-14.00%	0
2017	12.816769	14.299268	11.57%	0
2016	11.639367	12.816769	10.12%	0
2015	12.497391	11.639367	-6.87%	0
2014	12.330112	12.497391	1.36%	0
2013	9.864302	12.330112	25.00%	0
2012*	10.000000	9.864302	-1.36%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	28.270744	36.159862	27.91%	0
2018	33.554265	28.270744	-15.75%	0
2017	25.294999	33.554265	32.65%	0
2016	26.035915	25.294999	-2.85%	0
2015	25.810599	26.035915	0.87%	0
2014	25.992489	25.810599	-0.70%	0
2013	21.035630	25.992489	23.56%	0
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
2010	17.838889	20.083370	12.58%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.202370	9.903617	7.62%	0
2018	9.908983	9.202370	-7.13%	0
2017	9.603464	9.908983	3.18%	0
2016	9.287345	9.603464	3.40%	0
2015	9.789038	9.287345	-5.13%	0
2014	9.816109	9.789038	-0.28%	0
2013	10.125668	9.816109	-3.06%	0
2012*	10.000000	10.125668	1.26%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.183181	10.187893	24.50%	0
2018	10.456077	8.183181	-21.74%	0
2017	8.497984	10.456077	23.04%	0
2016	8.976909	8.497984	-5.34%	0
2015	8.948118	8.976909	0.32%	0
2014*	10.000000	8.948118	-10.52%	0
971

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	22.408863	28.724013	28.18%	0
2018	25.063951	22.408863	-10.59%	0
2017	22.083502	25.063951	13.50%	0
2016	20.390683	22.083502	8.30%	0
2015	20.325056	20.390683	0.32%	0
2014	18.921120	20.325056	7.42%	0
2013	14.794616	18.921120	27.89%	0
2012	13.040158	14.794616	13.45%	0
2011	13.443544	13.040158	-3.00%	0
2010	11.928510	13.443544	12.70%	1,016
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	31.094061	38.161251	22.73%	0
2018	35.727463	31.094061	-12.97%	0
2017	32.232229	35.727463	10.84%	0
2016	28.149356	32.232229	14.50%	0
2015	30.808026	28.149356	-8.63%	0
2014	28.357897	30.808026	8.64%	0
2013	20.725009	28.357897	36.83%	0
2012	18.102640	20.725009	14.49%	0
2011	19.058165	18.102640	-5.01%	0
2010	15.916724	19.058165	19.74%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.067103	15.483290	18.49%	0
2018	14.204440	13.067103	-8.01%	0
2017	12.342082	14.204440	15.09%	0
2016	13.017977	12.342082	-5.19%	0
2015	14.597768	13.017977	-10.82%	0
2014	15.836848	14.597768	-7.82%	0
2013	13.007144	15.836848	21.75%	0
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
2010	11.748958	12.423738	5.74%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.611205	12.562288	8.19%	0
2018	12.193078	11.611205	-4.77%	0
2017	11.745962	12.193078	3.81%	0
2016	10.389219	11.745962	13.06%	0
2015	11.420474	10.389219	-9.03%	0
2014	11.517981	11.420474	-0.85%	0
2013	10.712744	11.517981	7.52%	0
2012*	10.000000	10.712744	7.13%	0
972

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.039795	20.186016	34.22%	0
2018	15.468619	15.039795	-2.77%	0
2017	12.527132	15.468619	23.48%	0
2016	12.131864	12.527132	3.26%	0
2015	13.233514	12.131864	-8.32%	0
2014	12.608534	13.233514	4.96%	0
2013	9.972628	12.608534	26.43%	0
2012*	10.000000	9.972628	-0.27%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	22.674754	26.976726	18.97%	0
2018	23.207441	22.674754	-2.30%	0
2017	20.188218	23.207441	14.96%	0
2016	19.887029	20.188218	1.51%	0
2015	20.355350	19.887029	-2.30%	0
2014	19.327869	20.355350	5.32%	0
2013	16.580590	19.327869	16.57%	0
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
2010	14.487378	15.240992	5.20%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.311992	9.901207	6.33%	0
2018	9.696580	9.311992	-3.97%	0
2017	9.641620	9.696580	0.57%	0
2016	9.693062	9.641620	-0.53%	0
2015*	10.000000	9.693062	-3.07%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	34.618310	46.096966	33.16%	0
2018	34.983284	34.618310	-1.04%	0
2017	27.655239	34.983284	26.50%	0
2016	27.878996	27.655239	-0.80%	0
2015	25.596957	27.878996	8.92%	0
2014	24.253494	25.596957	5.54%	0
2013	19.044179	24.253494	27.35%	0
2012	15.803265	19.044179	20.51%	0
2011	17.452456	15.803265	-9.45%	0
2010	16.845002	17.452456	3.61%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.590555	30.423474	40.91%	0
2018	21.993271	21.590555	-1.83%	0
2017	15.596326	21.993271	41.02%	0
2016	14.077794	15.596326	10.79%	0
2015	13.826135	14.077794	1.82%	0
2014	12.995025	13.826135	6.40%	0
2013	9.864315	12.995025	31.74%	0
2012*	10.000000	9.864315	-1.36%	0
973

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	21.578705	26.603576	23.29%	0
2018	26.137636	21.578705	-17.44%	0
2017	20.534752	26.137636	27.28%	0
2016	22.620424	20.534752	-9.22%	0
2015	25.493158	22.620424	-11.27%	0
2014	29.808321	25.493158	-14.48%	0
2013	26.806826	29.808321	11.20%	0
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
2010	30.396892	36.976679	21.65%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.435848	9.697191	14.95%	0
2018	10.647258	8.435848	-20.77%	0
2017	8.559780	10.647258	24.39%	0
2016	7.283095	8.559780	17.53%	0
2015	9.363355	7.283095	-22.22%	0
2014*	10.000000	9.363355	-6.37%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.615163	10.142375	5.48%	0
2018	9.985985	9.615163	-3.71%	0
2017	9.880539	9.985985	1.07%	0
2016*	10.000000	9.880539	-1.19%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.845271	20.406596	37.46%	0
2018	15.526350	14.845271	-4.39%	0
2017	12.630034	15.526350	22.93%	0
2016	11.929837	12.630034	5.87%	0
2015	12.529805	11.929837	-4.79%	0
2014	13.920966	12.529805	-9.99%	0
2013	10.131082	13.920966	37.41%	0
2012*	10.000000	10.131082	1.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	25.529800	32.170054	26.01%	0
2018	29.274448	25.529800	-12.79%	0
2017	25.636630	29.274448	14.19%	0
2016	23.155991	25.636630	10.71%	0
2015	24.022961	23.155991	-3.61%	0
2014	22.403814	24.022961	7.23%	0
2013	16.980665	22.403814	31.94%	0
2012	15.060905	16.980665	12.75%	0
2011	15.550516	15.060905	-3.15%	0
2010	14.369940	15.550516	8.22%	972
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.754774	7.55%	0
974

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.893182	19.431201	22.26%	0
2018	18.096696	15.893182	-12.18%	0
2017	14.664323	18.096696	23.41%	0
2016	14.512570	14.664323	1.05%	0
2015	14.028605	14.512570	3.45%	0
2014	14.256407	14.028605	-1.60%	0
2013	11.479445	14.256407	24.19%	0
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	0
2010*	10.000000	10.648449	6.48%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.101103	16.435324	35.82%	0
2018	12.367656	12.101103	-2.16%	0
2017	9.921608	12.367656	24.65%	0
2016	9.633375	9.921608	2.99%	0
2015*	10.000000	9.633375	-3.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.127736	11.976177	7.62%	0
2018	11.543363	11.127736	-3.60%	0
2017	11.202413	11.543363	3.04%	0
2016	10.875101	11.202413	3.01%	0
2015	11.270707	10.875101	-3.51%	0
2014	10.768726	11.270707	4.66%	0
2013	11.132156	10.768726	-3.26%	0
2012	10.478526	11.132156	6.24%	0
2011	10.216427	10.478526	2.57%	0
2010	9.825964	10.216427	3.97%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.180117	21.306704	11.09%	0
2018	21.209599	19.180117	-9.57%	0
2017	19.889874	21.209599	6.64%	0
2016	18.484406	19.889874	7.60%	0
2015	19.223390	18.484406	-3.84%	0
2014	19.201864	19.223390	0.11%	0
2013	21.628776	19.201864	-11.22%	0
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
2010	16.981373	18.132661	6.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.944888	11.128840	24.42%	0
2018	9.982090	8.944888	-10.39%	0
2017	9.114854	9.982090	9.51%	0
2016	8.147546	9.114854	11.87%	0
2015*	10.000000	8.147546	-18.52%	0
975

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.965552	19.262940	20.65%	0
2018	17.681023	15.965552	-9.70%	0
2017	15.461458	17.681023	14.36%	0
2016	14.314135	15.461458	8.02%	0
2015	15.847253	14.314135	-9.67%	0
2014	16.630370	15.847253	-4.71%	0
2013	12.955984	16.630370	28.36%	0
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	0
2010*	10.000000	11.262539	12.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.080571	16.547768	17.52%	0
2018	15.231981	14.080571	-7.56%	0
2017	13.518363	15.231981	12.68%	0
2016	12.745362	13.518363	6.06%	0
2015	12.971394	12.745362	-1.74%	0
2014	12.697683	12.971394	2.16%	0
2013	10.585160	12.697683	19.96%	0
2012	9.401898	10.585160	12.59%	0
2011	9.573283	9.401898	-1.79%	0
2010	8.783248	9.573283	8.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.756549	10.345951	6.04%	0
2018	10.137613	9.756549	-3.76%	0
2017	10.093945	10.137613	0.43%	0
2016	10.105434	10.093945	-0.11%	0
2015	10.409923	10.105434	-2.92%	0
2014	10.191390	10.409923	2.14%	0
2013	10.750932	10.191390	-5.20%	0
2012	10.527159	10.750932	2.13%	0
2011	10.232732	10.527159	2.88%	0
2010	9.922251	10.232732	3.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.570954	20.419877	31.14%	0
2018	17.670702	15.570954	-11.88%	0
2017	13.865598	17.670702	27.44%	0
2016	14.222634	13.865598	-2.51%	0
2015	13.719648	14.222634	3.67%	0
2014	13.846214	13.719648	-0.91%	0
2013	11.061947	13.846214	25.17%	0
2012	9.312693	11.061947	18.78%	0
2011	10.553137	9.312693	-11.75%	0
2010	9.744543	10.553137	8.30%	0
976

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.328823	21.967564	26.77%	0
2018	17.930189	17.328823	-3.35%	0
2017	14.418213	17.930189	24.36%	0
2016	13.585750	14.418213	6.13%	0
2015	13.119540	13.585750	3.55%	0
2014	12.477101	13.119540	5.15%	0
2013	9.893605	12.477101	26.11%	0
2012	8.661487	9.893605	14.23%	0
2011	9.339201	8.661487	-7.26%	0
2010	8.120695	9.339201	15.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.504229	17.734958	22.27%	0
2018	15.242118	14.504229	-4.84%	0
2017	12.846781	15.242118	18.65%	0
2016	11.884543	12.846781	8.10%	0
2015	12.083059	11.884543	-1.64%	0
2014	11.266100	12.083059	7.25%	0
2013	8.707737	11.266100	29.38%	0
2012	7.645384	8.707737	13.90%	0
2011	8.036784	7.645384	-4.87%	0
2010	7.442784	8.036784	7.98%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.980790	13.788404	6.22%	0
2018	13.663441	12.980790	-5.00%	0
2017	13.205407	13.663441	3.47%	0
2016	12.490736	13.205407	5.72%	0
2015	13.219475	12.490736	-5.51%	0
2014	13.078381	13.219475	1.08%	0
2013	13.594175	13.078381	-3.79%	0
2012	12.447502	13.594175	9.21%	0
2011	12.119595	12.447502	2.71%	0
2010	11.263285	12.119595	7.60%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.141995	28.598298	23.58%	0
2018	25.705631	23.141995	-9.97%	0
2017	22.446319	25.705631	14.52%	0
2016	19.619556	22.446319	14.41%	0
2015	21.569515	19.619556	-9.04%	0
2014	20.351445	21.569515	5.99%	0
2013	15.458850	20.351445	31.65%	0
2012	13.445593	15.458850	14.97%	0
2011	14.179482	13.445593	-5.18%	0
2010	12.622935	14.179482	12.33%	0
977

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.477418	10.599740	11.84%	0
2018	10.643589	9.477418	-10.96%	0
2017	9.235545	10.643589	15.25%	0
2016	9.216925	9.235545	0.20%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.998764	10.369548	3.71%	0
2018*	10.000000	9.998764	-0.01%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.005763	20.102227	11.64%	0
2018	19.080454	18.005763	-5.63%	0
2017	18.367310	19.080454	3.88%	0
2016	16.534769	18.367310	11.08%	0
2015	17.448635	16.534769	-5.24%	0
2014	17.486848	17.448635	-0.22%	0
2013	16.784981	17.486848	4.18%	0
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0
2010	13.539836	14.907408	10.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.259166	17.771012	24.63%	0
2018	15.429873	14.259166	-7.59%	0
2017	12.709705	15.429873	21.40%	0
2016	11.503378	12.709705	10.49%	0
2015	11.965342	11.503378	-3.86%	0
2014	11.540420	11.965342	3.68%	0
2013	8.263210	11.540420	39.66%	0
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0
2010	7.531931	8.456278	12.27%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.953586	11.572694	29.25%	0
2018	11.044750	8.953586	-18.93%	0
2017	9.041398	11.044750	22.16%	0
2016	9.527097	9.041398	-5.10%	0
2015	9.856048	9.527097	-3.34%	0
2014	10.268433	9.856048	-4.02%	0
2013	8.716146	10.268433	17.81%	0
2012	7.754958	8.716146	12.39%	0
2011	8.818482	7.754958	-12.06%	0
2010	7.963564	8.818482	10.74%	0
978

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.022238	28.901913	25.54%	0
2018	23.730665	23.022238	-2.99%	0
2017	20.281119	23.730665	17.01%	0
2016	18.750114	20.281119	8.17%	0
2015	19.143748	18.750114	-2.06%	0
2014	17.595772	19.143748	8.80%	0
2013	13.826579	17.595772	27.26%	0
2012	12.482632	13.826579	10.77%	0
2011	12.779976	12.482632	-2.33%	0
2010	11.600380	12.779976	10.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.912556	14.368201	20.61%	0
2018	13.719352	11.912556	-13.17%	0
2017	11.768773	13.719352	16.57%	0
2016	11.160950	11.768773	5.45%	0
2015	11.675488	11.160950	-4.41%	0
2014	11.483117	11.675488	1.68%	0
2013	9.114934	11.483117	25.98%	0
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0
2010	7.915406	8.853740	11.85%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.406657	12.894407	13.04%	0
2018	12.504523	11.406657	-8.78%	0
2017	11.468360	12.504523	9.03%	0
2016	11.107251	11.468360	3.25%	0
2015	11.537731	11.107251	-3.73%	0
2014	11.369305	11.537731	1.48%	0
2013	10.191003	11.369305	11.56%	0
2012	9.431278	10.191003	8.06%	0
2011	9.824565	9.431278	-4.00%	0
2010	9.145387	9.824565	7.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.869324	13.886451	16.99%	0
2018	13.284656	11.869324	-10.65%	0
2017	11.788852	13.284656	12.69%	0
2016	11.288538	11.788852	4.43%	0
2015	11.758066	11.288538	-3.99%	0
2014	11.542173	11.758066	1.87%	0
2013	9.783733	11.542173	17.97%	0
2012	8.848641	9.783733	10.57%	0
2011	9.418415	8.848641	-6.05%	0
2010	8.612583	9.418415	9.36%	0
979

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.487450	11.293178	7.68%	0
2018	11.068473	10.487450	-5.25%	0
2017	10.694708	11.068473	3.49%	0
2016	10.506002	10.694708	1.80%	0
2015	10.877389	10.506002	-3.41%	0
2014	10.818279	10.877389	0.55%	0
2013	10.595806	10.818279	2.10%	0
2012	10.130873	10.595806	4.59%	0
2011	10.266463	10.130873	-1.32%	0
2010	9.879419	10.266463	3.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.309723	11.421020	10.78%	0
2018	11.396675	10.309723	-9.54%	0
2017	10.205078	11.396675	11.68%	0
2016	9.935381	10.205078	2.71%	0
2015	10.669279	9.935381	-6.88%	0
2014	10.723003	10.669279	-0.50%	0
2013*	10.000000	10.723003	7.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.580232	11.881535	12.30%	0
2018	11.703358	10.580232	-9.60%	0
2017	10.210533	11.703358	14.62%	0
2016	9.879316	10.210533	3.35%	0
2015	10.674063	9.879316	-7.45%	0
2014	10.860225	10.674063	-1.71%	0
2013*	10.000000	10.860225	8.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.686381	13.434081	14.96%	0
2018	12.928785	11.686381	-9.61%	0
2017	11.657946	12.928785	10.90%	0
2016	11.224118	11.657946	3.87%	0
2015	11.659903	11.224118	-3.74%	0
2014	11.459745	11.659903	1.75%	0
2013	9.997616	11.459745	14.62%	0
2012	9.144510	9.997616	9.33%	0
2011	9.622188	9.144510	-4.96%	0
2010	8.879401	9.622188	8.37%	0
980

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.867910	14.114649	18.93%	0
2018	13.480299	11.867910	-11.96%	0
2017	11.733102	13.480299	14.89%	0
2016	11.207007	11.733102	4.69%	0
2015	11.694368	11.207007	-4.17%	0
2014	11.494541	11.694368	1.74%	0
2013	9.505704	11.494541	20.92%	0
2012	8.526428	9.505704	11.49%	0
2011	9.191992	8.526428	-7.24%	0
2010	8.337114	9.191992	10.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.187208	12.441958	11.22%	0
2018	12.074577	11.187208	-7.35%	0
2017	11.292337	12.074577	6.93%	0
2016	10.948160	11.292337	3.14%	0
2015	11.373144	10.948160	-3.74%	0
2014	11.230294	11.373144	1.27%	0
2013	10.375788	11.230294	8.24%	0
2012	9.691046	10.375788	7.07%	0
2011	9.986364	9.691046	-2.96%	0
2010	9.413018	9.986364	6.09%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.353609	13.520962	9.45%	0
2018	15.061619	12.353609	-17.98%	0
2017	12.612803	15.061619	19.42%	0
2016	12.818920	12.612803	-1.61%	0
2015	13.709885	12.818920	-6.50%	0
2014	15.340235	13.709885	-10.63%	0
2013	13.127811	15.340235	16.85%	0
2012	11.285046	13.127811	16.33%	0
2011	13.243557	11.285046	-14.79%	0
2010	12.798574	13.243557	3.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.825065	11.448897	5.76%	0
2018	11.204212	10.825065	-3.38%	0
2017	11.052294	11.204212	1.37%	0
2016	10.816708	11.052294	2.18%	0
2015	11.215636	10.816708	-3.56%	0
2014	11.011623	11.215636	1.85%	0
2013	11.563365	11.011623	-4.77%	0
2012	11.057597	11.563365	4.57%	0
2011	10.696278	11.057597	3.38%	0
2010	10.295222	10.696278	3.90%	0
981

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.451564	12.211368	6.63%	0
2018	11.944735	11.451564	-4.13%	0
2017	11.829633	11.944735	0.97%	0
2016	11.764520	11.829633	0.55%	0
2015	12.153860	11.764520	-3.20%	0
2014	11.909714	12.153860	2.05%	0
2013	12.496250	11.909714	-4.69%	0
2012	11.990398	12.496250	4.22%	0
2011	11.619486	11.990398	3.19%	0
2010	11.045586	11.619486	5.20%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.350509	12.061750	16.53%	0
2018	11.846052	10.350509	-12.62%	0
2017	10.326802	11.846052	14.71%	0
2016	9.527581	10.326802	8.39%	0
2015	10.111443	9.527581	-5.77%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.004088	11.438767	14.34%	0
2018	11.155512	10.004088	-10.32%	0
2017	10.071085	11.155512	10.77%	0
2016	9.515344	10.071085	5.84%	0
2015	9.954774	9.515344	-4.41%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	24.668165	29.442302	19.35%	0
2018	30.793798	24.668165	-19.89%	0
2017	22.408065	30.793798	37.42%	0
2016	21.425684	22.408065	4.59%	0
2015	26.288106	21.425684	-18.50%	0
2014	28.660191	26.288106	-8.28%	0
2013	29.329803	28.660191	-2.28%	0
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0
2010	30.334249	34.212924	12.79%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.293885	10.644003	3.40%	0
2018	10.586204	10.293885	-2.76%	0
2017	10.657016	10.586204	-0.66%	0
2016	10.871288	10.657016	-1.97%	0
2015	11.185148	10.871288	-2.81%	0
2014	10.993234	11.185148	1.75%	0
2013	11.775911	10.993234	-6.65%	0
2012	11.744503	11.775911	0.27%	0
2011	11.253024	11.744503	4.37%	0
2010	11.037470	11.253024	1.95%	0
982

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.666330	7.592232	-0.97%	0
2018	7.772157	7.666330	-1.36%	0
2017	7.953703	7.772157	-2.28%	0
2016	8.173175	7.953703	-2.69%	0
2015	8.399974	8.173175	-2.70%	0
2014	8.633064	8.399974	-2.70%	0
2013	8.872624	8.633064	-2.70%	0
2012	9.119514	8.872624	-2.71%	0
2011	9.371859	9.119514	-2.69%	0
2010	9.631905	9.371859	-2.70%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.678922	8.884749	15.70%	0
2018	9.264720	7.678922	-17.12%	0
2017	7.492393	9.264720	23.66%	0
2016	7.651246	7.492393	-2.08%	0
2015	8.125337	7.651246	-5.83%	0
2014	8.411391	8.125337	-3.40%	0
2013	7.353289	8.411391	14.39%	0
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
2010	6.811668	7.489773	9.96%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.256747	9.737179	17.93%	0
2018	9.883477	8.256747	-16.46%	0
2017	8.160959	9.883477	21.11%	0
2016	8.343149	8.160959	-2.18%	0
2015	8.695517	8.343149	-4.05%	0
2014	9.526349	8.695517	-8.72%	0
2013	8.090632	9.526349	17.75%	0
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0
2010	7.938099	8.295388	4.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.016163	26.505657	20.39%	0
2018	24.829371	22.016163	-11.33%	0
2017	21.545460	24.829371	15.24%	0
2016	20.226572	21.545460	6.52%	0
2015	20.997493	20.226572	-3.67%	0
2014	20.555420	20.997493	2.15%	0
2013	16.601935	20.555420	23.81%	0
2012	14.722329	16.601935	12.77%	0
2011	15.749284	14.722329	-6.52%	13,541
2010	14.120289	15.749284	11.54%	34,186
983

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.411482	16.173635	12.23%	0
2018	15.568696	14.411482	-7.43%	0
2017	14.396923	15.568696	8.14%	0
2016	13.918074	14.396923	3.44%	0
2015	14.329203	13.918074	-2.87%	0
2014	14.081166	14.329203	1.76%	0
2013	12.759052	14.081166	10.36%	0
2012	11.988674	12.759052	6.43%	0
2011	12.212561	11.988674	-1.83%	0
2010	11.429530	12.212561	6.85%	2,111
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.882889	19.702764	16.70%	0
2018	18.554739	16.882889	-9.01%	0
2017	16.608543	18.554739	11.72%	0
2016	15.842019	16.608543	4.84%	0
2015	16.368716	15.842019	-3.22%	0
2014	15.989569	16.368716	2.37%	0
2013	13.752189	15.989569	16.27%	0
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
2010	11.983630	13.063078	9.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.844092	12.622940	6.58%	0
2018	12.398192	11.844092	-4.47%	0
2017	12.056140	12.398192	2.84%	0
2016	11.883087	12.056140	1.46%	0
2015	12.180599	11.883087	-2.44%	0
2014	12.049822	12.180599	1.09%	0
2013	11.813399	12.049822	2.00%	0
2012	11.544530	11.813399	2.33%	0
2011	11.526263	11.544530	0.16%	0
2010	11.186832	11.526263	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.385073	11.418141	9.95%	0
2018	11.311255	10.385073	-8.19%	0
2017	10.193877	11.311255	10.96%	0
2016	9.910278	10.193877	2.86%	0
2015	10.526514	9.910278	-5.85%	0
2014	10.559309	10.526514	-0.31%	0
2013*	10.000000	10.559309	5.59%	0
984

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.661961	11.955995	12.14%	0
2018	11.665846	10.661961	-8.61%	0
2017	10.249868	11.665846	13.81%	0
2016	9.848894	10.249868	4.07%	0
2015	10.539070	9.848894	-6.55%	0
2014	10.646957	10.539070	-1.01%	0
2013*	10.000000	10.646957	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.089084	19.578347	14.57%	0
2018	18.623899	17.089084	-8.24%	0
2017	16.948250	18.623899	9.89%	0
2016	16.256026	16.948250	4.26%	0
2015	16.763259	16.256026	-3.03%	0
2014	16.379761	16.763259	2.34%	0
2013	14.434131	16.379761	13.48%	0
2012	13.388089	14.434131	7.81%	0
2011	13.764356	13.388089	-2.73%	871
2010	12.754125	13.764356	7.92%	873
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	19.979308	23.683322	18.54%	0
2018	22.256710	19.979308	-10.23%	0
2017	19.602881	22.256710	13.54%	0
2016	18.570237	19.602881	5.56%	0
2015	19.225924	18.570237	-3.41%	0
2014	18.826217	19.225924	2.12%	0
2013	15.810441	18.826217	19.07%	0
2012	14.284568	15.810441	10.68%	0
2011	14.999139	14.284568	-4.76%	13,664
2010	13.661665	14.999139	9.79%	19,974
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.475091	15.983306	10.42%	0
2018	15.455867	14.475091	-6.35%	0
2017	14.543817	15.455867	6.27%	0
2016	14.139853	14.543817	2.86%	0
2015	14.536684	14.139853	-2.73%	0
2014	14.264027	14.536684	1.91%	0
2013	13.267383	14.264027	7.51%	0
2012	12.621651	13.267383	5.12%	0
2011	12.708943	12.621651	-0.69%	0
2010	12.036372	12.708943	5.59%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.374068	3.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.672018	6.72%	0
985

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.571493	19.729600	26.70%	0
2018	16.561040	15.571493	-5.98%	0
2017	13.103744	16.561040	26.38%	0
2016	13.203566	13.103744	-0.76%	0
2015	13.158162	13.203566	0.35%	0
2014	12.277325	13.158162	7.17%	0
2013	9.387283	12.277325	30.79%	0
2012	8.307505	9.387283	13.00%	0
2011	8.822750	8.307505	-5.84%	0
2010	7.860176	8.822750	12.25%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.511978	12.168483	15.76%	0
2018	11.352616	10.511978	-7.40%	0
2017	9.924587	11.352616	14.39%	0
2016	9.396056	9.924587	5.63%	0
2015	9.878811	9.396056	-4.89%	0
2014*	10.000000	9.878811	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.797176	14.002025	18.69%	0
2018	12.446939	11.797176	-5.22%	0
2017	10.510743	12.446939	18.42%	0
2016	9.815568	10.510743	7.08%	0
2015	10.073729	9.815568	-2.56%	0
2014*	10.000000	10.073729	0.74%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.139170	33.592419	33.63%	0
2018	26.245219	25.139170	-4.21%	0
2017	21.225602	26.245219	23.65%	0
2016	21.111107	21.225602	0.54%	0
2015	20.698718	21.111107	1.99%	0
2014	19.595283	20.698718	5.63%	0
2013	14.776870	19.595283	32.61%	0
2012	12.825168	14.776870	15.22%	0
2011	13.517587	12.825168	-5.12%	0
2010	12.802117	13.517587	5.59%	1,212
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.024326	25.915219	23.26%	0
2018	23.871997	21.024326	-11.93%	0
2017	22.623484	23.871997	5.52%	0
2016	19.340276	22.623484	16.98%	0
2015	20.801009	19.340276	-7.02%	0
2014	18.927465	20.801009	9.90%	0
2013	14.773331	18.927465	28.12%	0
2012	13.267627	14.773331	11.35%	0
2011	13.569040	13.267627	-2.22%	0
2010	12.324441	13.569040	10.10%	0
986

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	31.695266	38.750370	22.26%	0
2018	36.765657	31.695266	-13.79%	0
2017	32.633392	36.765657	12.66%	0
2016	27.879573	32.633392	17.05%	0
2015	29.398296	27.879573	-5.17%	0
2014	27.612865	29.398296	6.47%	0
2013	21.329616	27.612865	29.46%	0
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	0
2010	16.026026	19.679610	22.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.064930	13.647690	13.12%	0
2018	15.002614	12.064930	-19.58%	0
2017	12.582180	15.002614	19.24%	0
2016	12.316820	12.582180	2.15%	0
2015	13.373667	12.316820	-7.90%	0
2014	15.217581	13.373667	-12.12%	0
2013	12.920055	15.217581	17.78%	0
2012	11.345237	12.920055	13.88%	0
2011	13.949382	11.345237	-18.67%	0
2010	13.538118	13.949382	3.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.654392	15.403099	21.72%	0
2018	14.746850	12.654392	-14.19%	0
2017	13.251613	14.746850	11.28%	0
2016	11.735276	13.251613	12.92%	0
2015	12.490225	11.735276	-6.04%	0
2014	11.644084	12.490225	7.27%	0
2013	8.862650	11.644084	31.38%	0
2012	7.746430	8.862650	14.41%	0
2011	8.477504	7.746430	-8.62%	0
2010	7.727621	8.477504	9.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.046328	19.336263	20.50%	0
2018	18.992941	16.046328	-15.51%	0
2017	17.145588	18.992941	10.77%	0
2016	14.983724	17.145588	14.43%	0
2015	15.857168	14.983724	-5.51%	0
2014	13.926777	15.857168	13.86%	0
2013	10.549272	13.926777	32.02%	0
2012	9.319371	10.549272	13.20%	0
2011	9.805085	9.319371	-4.95%	0
2010	8.423250	9.805085	16.41%	0
987

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	21.717668	28.607053	31.72%	0
2018	24.322486	21.717668	-10.71%	0
2017	20.052901	24.322486	21.29%	0
2016	19.071014	20.052901	5.15%	0
2015	19.497036	19.071014	-2.19%	0
2014	19.542106	19.497036	-0.23%	0
2013	13.951983	19.542106	40.07%	0
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
2010	10.797872	13.144257	21.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	27.886305	32.204944	15.49%	0
2018	34.587542	27.886305	-19.37%	0
2017	32.683628	34.587542	5.83%	0
2016	26.738863	32.683628	22.23%	0
2015	29.325411	26.738863	-8.82%	0
2014	28.229388	29.325411	3.88%	0
2013	20.719387	28.229388	36.25%	0
2012	17.701329	20.719387	17.05%	0
2011	19.240904	17.701329	-8.00%	0
2010	15.635003	19.240904	23.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	27.480542	33.517881	21.97%	0
2018	32.406893	27.480542	-15.20%	0
2017	29.420227	32.406893	10.15%	0
2016	24.672128	29.420227	19.24%	0
2015	25.846709	24.672128	-4.54%	0
2014	26.417184	25.846709	-2.16%	0
2013	19.316594	26.417184	36.76%	0
2012	17.230232	19.316594	12.11%	0
2011	18.798373	17.230232	-8.34%	0
2010	15.458116	18.798373	21.61%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.077027	18.491019	22.64%	0
2018	16.465225	15.077027	-8.43%	0
2017	14.295511	16.465225	15.18%	0
2016	13.342300	14.295511	7.14%	0
2015	13.770171	13.342300	-3.11%	0
2014	12.806347	13.770171	7.53%	0
2013	9.499294	12.806347	34.81%	0
2012	8.765688	9.499294	8.37%	0
2011	9.312578	8.765688	-5.87%	0
2010	7.745736	9.312578	20.23%	0
988

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.891435	15.093087	26.92%	0
2018	12.740274	11.891435	-6.66%	0
2017	12.334938	12.740274	3.29%	0
2016	11.827251	12.334938	4.29%	0
2015	12.884829	11.827251	-8.21%	0
2014	10.296629	12.884829	25.14%	0
2013	10.304147	10.296629	-0.07%	0
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0
2010	7.023424	8.872024	26.32%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.817746	18.864137	27.31%	0
2018	16.011658	14.817746	-7.46%	0
2017	13.573594	16.011658	17.96%	0
2016	12.522101	13.573594	8.40%	0
2015	12.749373	12.522101	-1.78%	0
2014	11.587753	12.749373	10.02%	0
2013*	10.000000	11.587753	15.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.989710	9.104509	1.28%	0
2018	9.165380	8.989710	-1.92%	0
2017	9.272571	9.165380	-1.16%	0
2016	9.297498	9.272571	-0.27%	0
2015	9.588216	9.297498	-3.03%	0
2014	9.805849	9.588216	-2.22%	0
2013	10.067348	9.805849	-2.60%	0
2012	9.995248	10.067348	0.72%	0
2011	10.140212	9.995248	-1.43%	0
2010	10.175356	10.140212	-0.35%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.211776	16.063763	21.59%	0
2018	15.318294	13.211776	-13.75%	0
2017	13.786942	15.318294	11.11%	0
2016	11.721902	13.786942	17.62%	0
2015	12.665579	11.721902	-7.45%	0
2014	12.450387	12.665579	1.73%	0
2013*	10.000000	12.450387	24.50%	0
989

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.802816	19.709031	33.14%	0
2018	16.369870	14.802816	-9.57%	0
2017	13.191887	16.369870	24.09%	0
2016	12.782847	13.191887	3.20%	0
2015	13.183195	12.782847	-3.04%	0
2014	13.063157	13.183195	0.92%	0
2013	9.686039	13.063157	34.87%	0
2012	8.683756	9.686039	11.54%	0
2011	9.339993	8.683756	-7.03%	0
2010	7.589949	9.339993	23.06%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	11.248472	13.974953	24.24%	0
2018	13.922731	11.248472	-19.21%	0
2017	11.287396	13.922731	23.35%	0
2016	11.814294	11.287396	-4.46%	0
2015	11.959433	11.814294	-1.21%	0
2014	12.707397	11.959433	-5.89%	0
2013	11.083264	12.707397	14.65%	0
2012	9.614714	11.083264	15.27%	0
2011	11.271115	9.614714	-14.70%	0
2010	9.493501	11.271115	18.72%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	28.302122	36.482683	28.90%	0
2018	31.134156	28.302122	-9.10%	0
2017	25.686083	31.134156	21.21%	0
2016	25.342220	25.686083	1.36%	0
2015	25.788988	25.342220	-1.73%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.355662	8.429804	0.89%	0
2018	8.502007	8.355662	-1.72%	0
2017	8.660105	8.502007	-1.83%	0
2016	8.792555	8.660105	-1.51%	0
2015	9.019976	8.792555	-2.52%	0
2014	9.214074	9.019976	-2.11%	0
2013	9.411710	9.214074	-2.10%	0
2012	9.247681	9.411710	1.77%	0
2011	9.476224	9.247681	-2.41%	0
2010	9.250278	9.476224	2.44%	0
990

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.280233	28.515186	22.49%	0
2018	25.383552	23.280233	-8.29%	0
2017	22.026345	25.383552	15.24%	0
2016	20.603844	22.026345	6.90%	0
2015	21.274226	20.603844	-3.15%	0
2014	19.808081	21.274226	7.40%	0
2013	14.794255	19.808081	33.89%	0
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
2010	12.153477	14.528411	19.54%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.870889	10.732309	8.73%	0
2018	10.730884	9.870889	-8.01%	0
2017	9.726483	10.730884	10.33%	0
2016	8.853068	9.726483	9.87%	0
2015	10.019431	8.853068	-11.64%	0
2014	10.250860	10.019431	-2.26%	0
2013	10.523821	10.250860	-2.59%	0
2012*	10.000000	10.523821	5.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.945945	11.095384	11.56%	0
2018	10.741815	9.945945	-7.41%	0
2017	10.055599	10.741815	6.82%	0
2016	9.127798	10.055599	10.16%	0
2015	9.608343	9.127798	-5.00%	0
2014*	10.000000	9.608343	-3.92%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.986288	10.388819	4.03%	0
2018	10.700840	9.986288	-6.68%	0
2017	9.930907	10.700840	7.75%	0
2016	9.917767	9.930907	0.13%	0
2015	10.980893	9.917767	-9.68%	0
2014	11.251740	10.980893	-2.41%	0
2013	12.376753	11.251740	-9.09%	0
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0
2010	10.767546	11.458738	6.42%	0
991

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.864761	9.975033	1.12%	0
2018	10.116041	9.864761	-2.48%	0
2017	10.267401	10.116041	-1.47%	0
2016	10.415595	10.267401	-1.42%	0
2015	10.682316	10.415595	-2.50%	0
2014	10.897200	10.682316	-1.97%	0
2013	11.225667	10.897200	-2.93%	0
2012	10.910639	11.225667	2.89%	0
2011	11.100688	10.910639	-1.71%	0
2010	10.846261	11.100688	2.35%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.841217	9.833684	-0.08%	0
2018	9.973491	9.841217	-1.33%	0
2017	10.018532	9.973491	-0.45%	0
2016*	10.000000	10.018532	0.19%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.798443	10.320172	5.32%	0
2018	10.136210	9.798443	-3.33%	0
2017	9.937979	10.136210	1.99%	0
2016	9.955783	9.937979	-0.18%	0
2015	10.197824	9.955783	-2.37%	0
2014	10.061492	10.197824	1.35%	0
2013	10.557447	10.061492	-4.70%	0
2012	9.909718	10.557447	6.54%	0
2011*	10.000000	9.909718	-0.90%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.933624	12.604237	26.88%	0
2018	11.158102	9.933624	-10.97%	0
2017*	10.000000	11.158102	11.58%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.034758	17.342922	33.05%	0
2018	13.087115	13.034758	-0.40%	0
2017	10.273990	13.087115	27.38%	0
2016*	10.000000	10.273990	2.74%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.977724	17.021291	21.77%	0
2018	17.763332	13.977724	-21.31%	0
2017	14.421364	17.763332	23.17%	0
2016	15.193237	14.421364	-5.08%	0
2015	15.593058	15.193237	-2.56%	0
2014	17.191048	15.593058	-9.30%	0
2013	13.795340	17.191048	24.61%	0
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0
2010	13.440605	14.389256	7.06%	0
992

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.901267	38.675136	25.16%	0
2018	31.493936	30.901267	-1.88%	0
2017	25.422924	31.493936	23.88%	0
2016	29.262269	25.422924	-13.12%	0
2015	26.739714	29.262269	9.43%	0
2014	20.942223	26.739714	27.68%	0
2013	14.299666	20.942223	46.45%	0
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0
2010*	10.000000	10.445159	4.45%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.813377	5.224175	8.53%	0
2018	6.912586	4.813377	-30.37%	0
2017	7.246699	6.912586	-4.61%	0
2016	5.192826	7.246699	39.55%	0
2015	8.041207	5.192826	-35.42%	0
2014	10.247217	8.041207	-21.53%	0
2013	9.548516	10.247217	7.32%	0
2012*	10.000000	9.548516	-4.51%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.933406	5.369960	8.85%	0
2018	7.070615	4.933406	-30.23%	0
2017	7.391767	7.070615	-4.34%	0
2016	5.285817	7.391767	39.84%	0
2015	8.163148	5.285817	-35.25%	0
2014	10.371338	8.163148	-21.29%	0
2013	9.643319	10.371338	7.55%	0
2012*	10.000000	9.643319	-3.57%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.558182	21.933634	24.92%	0
2018	20.817672	17.558182	-15.66%	0
2017	16.917654	20.817672	23.05%	0
2016	16.733936	16.917654	1.10%	0
2015	17.751135	16.733936	-5.73%	0
2014	16.555157	17.751135	7.22%	0
2013	12.704019	16.555157	30.31%	0
2012	11.229312	12.704019	13.13%	0
2011	12.385972	11.229312	-9.34%	0
2010	11.330722	12.385972	9.31%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.691918	6.92%	0
993

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	16.482143	19.269607	16.91%	0
2018	17.448900	16.482143	-5.54%	0
2017	15.974918	17.448900	9.23%	0
2016	15.247354	15.974918	4.77%	0
2015	15.477153	15.247354	-1.48%	0
2014	13.473475	15.477153	14.87%	0
2013	11.574970	13.473475	16.40%	0
2012	10.525008	11.574970	9.98%	0
2011	10.157632	10.525008	3.62%	0
2010	9.214674	10.157632	10.23%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	22.869024	30.494843	33.35%	0
2018	23.442647	22.869024	-2.45%	0
2017	17.898595	23.442647	30.97%	0
2016	18.299010	17.898595	-2.19%	0
2015	18.557423	18.299010	-1.39%	0
2014	18.362806	18.557423	1.06%	0
2013	13.491457	18.362806	36.11%	0
2012	11.518042	13.491457	17.13%	0
2011	12.531482	11.518042	-8.09%	0
2010*	10.000000	12.531482	25.31%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.707024	30.008800	21.46%	0
2018	25.068614	24.707024	-1.44%	0
2017	20.469077	25.068614	22.47%	0
2016	19.523081	20.469077	4.85%	0
2015	20.660505	19.523081	-5.51%	0
2014	21.640361	20.660505	-4.53%	0
2013	14.804131	21.640361	46.18%	0
2012	14.105706	14.804131	4.95%	0
2011	15.194881	14.105706	-7.17%	0
2010	12.318191	15.194881	23.35%	0
994

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.721175	12.015421	12.07%	0
2018	11.900512	10.721175	-9.91%	0
2017	10.702987	11.900512	11.19%	0
2016	10.646409	10.702987	0.53%	0
2015	11.091711	10.646409	-4.01%	0
2014	10.944921	11.091711	1.34%	0
2013	10.054540	10.944921	8.86%	0
2012*	10.000000	10.054540	0.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	21.214052	25.501963	20.21%	0
2018	23.171834	21.214052	-8.45%	0
2017	20.088954	23.171834	15.35%	0
2016	18.596663	20.088954	8.02%	0
2015	18.853554	18.596663	-1.36%	0
2014	17.738682	18.853554	6.28%	0
2013	13.551987	17.738682	30.89%	0
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
2010	10.503524	11.522277	9.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.583306	8.612966	13.58%	0
2018*	10.000000	7.583306	-24.17%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.729577	32.334167	16.61%	0
2018	33.668346	27.729577	-17.64%	0
2017	30.675653	33.668346	9.76%	0
2016	25.274346	30.675653	21.37%	0
2015	27.558398	25.274346	-8.29%	0
2014	26.010792	27.558398	5.95%	0
2013	19.432416	26.010792	33.85%	0
2012	16.867841	19.432416	15.20%	0
2011	18.980584	16.867841	-11.13%	0
2010	15.417342	18.980584	23.11%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.720832	11.354201	5.91%	0
2018	11.345501	10.720832	-5.51%	0
2017	11.252278	11.345501	0.83%	0
2016	11.083310	11.252278	1.52%	0
2015	11.685198	11.083310	-5.15%	0
2014	11.631809	11.685198	0.46%	0
2013	13.068987	11.631809	-11.00%	0
2012	12.515096	13.068987	4.43%	0
2011	11.515422	12.515096	8.68%	0
2010	11.264350	11.515422	2.23%	0
995

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	20.552637	24.734193	20.35%	0
2018	22.775654	20.552637	-9.76%	0
2017	19.466430	22.775654	17.00%	0
2016	17.681366	19.466430	10.10%	0
2015	19.331441	17.681366	-8.54%	0
2014	17.695858	19.331441	9.24%	0
2013	13.430375	17.695858	31.76%	0
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0
2010	10.893310	12.062377	10.73%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.540839	27.022261	25.45%	0
2018	25.452955	21.540839	-15.37%	0
2017	23.478135	25.452955	8.41%	0
2016	19.671182	23.478135	19.35%	0
2015	20.552130	19.671182	-4.29%	0
2014	18.180859	20.552130	13.04%	0
2013	14.391585	18.180859	26.33%	0
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0
2010	11.411451	13.203884	15.71%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.850821	11.003730	11.70%	0
2018	10.432268	9.850821	-5.57%	0
2017	10.017373	10.432268	4.14%	0
2016	9.129544	10.017373	9.72%	0
2015*	10.000000	9.129544	-8.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.365008	9.940541	6.15%	0
2018	9.701287	9.365008	-3.47%	0
2017	9.664974	9.701287	0.38%	0
2016	9.699004	9.664974	-0.35%	0
2015*	10.000000	9.699004	-3.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.134144	13.801516	23.96%	0
2018	12.368121	11.134144	-9.98%	0
2017	10.916558	12.368121	13.30%	0
2016	9.671220	10.916558	12.88%	0
2015*	10.000000	9.671220	-3.29%	0
996

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.624364	15.602297	14.52%	0
2018	15.160911	13.624364	-10.13%	0
2017	13.709041	15.160911	10.59%	0
2016	13.578921	13.709041	0.96%	0
2015	14.104162	13.578921	-3.72%	0
2014	14.228110	14.104162	-0.87%	0
2013	12.787002	14.228110	11.27%	0
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
2010	11.953359	12.759548	6.74%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.505425	12.245004	16.56%	0
2018	12.814376	10.505425	-18.02%	0
2017	11.453012	12.814376	11.89%	0
2016	10.221978	11.453012	12.04%	0
2015	10.782383	10.221978	-5.20%	0
2014*	10.000000	10.782383	7.82%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	30.514164	36.266796	18.85%	0
2018	34.476786	30.514164	-11.49%	0
2017	31.537137	34.476786	9.32%	0
2016	25.790893	31.537137	22.28%	0
2015	27.152835	25.790893	-5.02%	0
2014	26.560386	27.152835	2.23%	0
2013	19.408679	26.560386	36.85%	0
2012	17.244189	19.408679	12.55%	0
2011	17.631627	17.244189	-2.20%	0
2010	14.408428	17.631627	22.37%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	22.600043	28.655898	26.80%	0
2018	24.428828	22.600043	-7.49%	0
2017	20.721790	24.428828	17.89%	0
2016	19.118654	20.721790	8.39%	0
2015	19.490038	19.118654	-1.91%	0
2014	17.719160	19.490038	9.99%	0
2013	13.833852	17.719160	28.09%	0
2012	12.319551	13.833852	12.29%	0
2011	12.465194	12.319551	-1.17%	0
2010	11.190619	12.465194	11.39%	0
997

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.677246	25.942626	31.84%	0
2018	21.784301	19.677246	-9.67%	0
2017	17.635106	21.784301	23.53%	0
2016	16.846347	17.635106	4.68%	0
2015	17.805978	16.846347	-5.39%	0
2014	16.980452	17.805978	4.86%	0
2013	14.450899	16.980452	17.50%	0
2012	13.492625	14.450899	7.10%	0
2011	12.758281	13.492625	5.76%	0
2010	11.403172	12.758281	11.88%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	16.263381	19.215258	18.15%	0
2018	20.723332	16.263381	-21.52%	0
2017	17.132190	20.723332	20.96%	0
2016	15.082922	17.132190	13.59%	0
2015	15.910810	15.082922	-5.20%	0
2014	16.147420	15.910810	-1.47%	0
2013	11.202094	16.147420	44.15%	0
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0
2010	9.009860	11.462608	27.22%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.435168	10.691837	13.32%	0
2018	10.107658	9.435168	-6.65%	0
2017*	10.000000	10.107658	1.08%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.666929	15.733340	24.21%	0
2018	15.685050	12.666929	-19.24%	0
2017	14.430509	15.685050	8.69%	0
2016	11.318771	14.430509	27.49%	0
2015	12.443046	11.318771	-9.04%	0
2014	12.114296	12.443046	2.71%	0
2013*	10.000000	12.114296	21.14%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.786051	10.190617	4.13%	0
2018	10.072969	9.786051	-2.85%	0
2017	10.012350	10.072969	0.61%	0
2016	9.449370	10.012350	5.96%	0
2015	9.813950	9.449370	-3.71%	0
2014*	10.000000	9.813950	-1.86%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.004526	10.500903	16.62%	0
2018*	10.000000	9.004526	-9.95%	0
998

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.120869	11.806748	6.17%	0
2018	11.527406	11.120869	-3.53%	0
2017	11.424120	11.527406	0.90%	0
2016	11.345564	11.424120	0.69%	0
2015	11.717902	11.345564	-3.18%	0
2014	11.640344	11.717902	0.67%	0
2013	11.880370	11.640344	-2.02%	0
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0
2010	10.686549	11.253471	5.31%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.163708	10.257004	25.64%	0
2018*	10.000000	8.163708	-18.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.551968	15.255066	12.57%	0
2018	14.557792	13.551968	-6.91%	0
2017	13.270040	14.557792	9.70%	0
2016	12.966075	13.270040	2.34%	0
2015	13.403853	12.966075	-3.27%	0
2014	13.225932	13.403853	1.35%	0
2013	12.014391	13.225932	10.08%	0
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
2010	10.446207	11.433666	9.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.295408	16.665998	16.58%	0
2018	15.653437	14.295408	-8.68%	0
2017	13.843642	15.653437	13.07%	0
2016	13.453339	13.843642	2.90%	0
2015	13.897602	13.453339	-3.20%	0
2014	13.662755	13.897602	1.72%	0
2013	12.149432	13.662755	12.46%	0
2012	11.049533	12.149432	9.95%	0
2011	11.504162	11.049533	-3.95%	0
2010	10.346664	11.504162	11.19%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.231621	18.384539	20.70%	0
2018	17.037179	15.231621	-10.60%	0
2017	14.513873	17.037179	17.39%	0
2016	14.028942	14.513873	3.46%	0
2015	14.502511	14.028942	-3.27%	0
2014	14.237308	14.502511	1.86%	0
2013	12.058241	14.237308	18.07%	0
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
2010	10.107473	11.391726	12.71%	0
999

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.843441	13.088331	20.70%	0
2018	11.670135	10.843441	-7.08%	0
2017	10.333688	11.670135	12.93%	0
2016*	10.000000	10.333688	3.34%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	26.128025	33.356496	27.67%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.459672	11.171435	6.80%	0
2018	14.298881	10.459672	-26.85%	0
2017	15.121752	14.298881	-5.44%	0
2016	11.646103	15.121752	29.84%	0
2015	15.111690	11.646103	-22.93%	0
2014	17.813662	15.111690	-15.17%	0
2013	14.754629	17.813662	20.73%	0
2012	14.487013	14.754629	1.85%	0
2011	15.712967	14.487013	-7.80%	0
2010	13.559341	15.712967	15.88%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.961478	23.438733	23.61%	0
2018	21.321179	18.961478	-11.07%	0
2017	19.460428	21.321179	9.56%	0
2016	16.998755	19.460428	14.48%	0
2015	18.253167	16.998755	-6.87%	0
2014	17.302178	18.253167	5.50%	0
2013	13.918119	17.302178	24.31%	0
2012	12.227203	13.918119	13.83%	0
2011	12.490479	12.227203	-2.11%	0
2010	11.176201	12.490479	11.76%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.168212	14.084801	26.12%	0
2018	12.648657	11.168212	-11.70%	0
2017	11.152562	12.648657	13.41%	0
2016*	10.000000	11.152562	11.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.824243	32.344222	30.29%	0
2018	25.641216	24.824243	-3.19%	0
2017	19.555256	25.641216	31.12%	0
2016	19.996741	19.555256	-2.21%	0
2015	19.234198	19.996741	3.96%	0
2014	17.816003	19.234198	7.96%	0
2013	13.470168	17.816003	32.26%	0
2012	12.108013	13.470168	11.25%	0
2011	12.453729	12.108013	-2.78%	0
2010	10.338554	12.453729	20.46%	0
1000

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.363717	12.090547	6.40%	0
2018	11.779567	11.363717	-3.53%	0
2017	11.646785	11.779567	1.14%	0
2016	11.461951	11.646785	1.61%	0
2015	11.887102	11.461951	-3.58%	0
2014	11.573071	11.887102	2.71%	0
2013	12.151641	11.573071	-4.76%	0
2012	11.833014	12.151641	2.69%	0
2011	11.366966	11.833014	4.10%	0
2010	10.868034	11.366966	4.59%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	31.301162	37.494208	19.79%	0
2018	37.771711	31.301162	-17.13%	0
2017	32.219463	37.771711	17.23%	0
2016	29.598848	32.219463	8.85%	0
2015	30.939911	29.598848	-4.33%	0
2014	30.005095	30.939911	3.12%	0
2013	22.707816	30.005095	32.14%	0
2012	20.383126	22.707816	11.40%	0
2011	23.510119	20.383126	-13.30%	0
2010	18.802126	23.510119	25.04%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.969473	22.281282	24.00%	0
2018	21.756741	17.969473	-17.41%	0
2017	17.209195	21.756741	26.43%	0
2016	18.678583	17.209195	-7.87%	0
2015	18.593943	18.678583	0.46%	0
2014	20.849797	18.593943	-10.82%	0
2013	16.470401	20.849797	26.59%	0
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
2010	15.950381	17.502303	9.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	22.160190	28.899610	30.41%	0
2018	27.624615	22.160190	-19.78%	0
2017	23.851156	27.624615	15.82%	0
2016	22.442871	23.851156	6.27%	0
2015	23.838172	22.442871	-5.85%	0
2014	23.013436	23.838172	3.58%	0
2013	18.177199	23.013436	26.61%	0
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0
2010	13.534218	16.629121	22.87%	0
1001

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.020748	12.846176	16.56%	0
2018	12.544666	11.020748	-12.15%	0
2017	11.518544	12.544666	8.91%	0
2016	10.464096	11.518544	10.08%	0
2015	11.472935	10.464096	-8.79%	0
2014	11.470700	11.472935	0.02%	0
2013	9.529642	11.470700	20.37%	0
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0
2010	8.275711	8.873551	7.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.434255	15.162937	12.87%	0
2018	14.437733	13.434255	-6.95%	0
2017	13.535463	14.437733	6.67%	0
2016	12.205437	13.535463	10.90%	0
2015	13.503240	12.205437	-9.61%	0
2014	13.272455	13.503240	1.74%	0
2013	11.977814	13.272455	10.81%	0
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0
2010	10.020937	10.980574	9.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.947860	28.840516	25.68%	0
2018	24.862409	22.947860	-7.70%	0
2017	21.203913	24.862409	17.25%	0
2016	18.787734	21.203913	12.86%	0
2015	20.050496	18.787734	-6.30%	0
2014	18.963298	20.050496	5.73%	0
2013	15.035382	18.963298	26.12%	0
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0
2010	11.417179	13.395690	17.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	26.657147	32.754681	22.87%	0
2018	31.467634	26.657147	-15.29%	0
2017	29.240222	31.467634	7.62%	0
2016	23.093137	29.240222	26.62%	0
2015	25.640420	23.093137	-9.93%	0
2014	26.215997	25.640420	-2.20%	0
2013	19.786565	26.215997	32.49%	0
2012	17.186991	19.786565	15.13%	0
2011	18.362599	17.186991	-6.40%	0
2010	14.725436	18.362599	24.70%	0
1002

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.240412	11.385403	23.21%	0
2018	11.286048	9.240412	-18.13%	0
2017	8.264396	11.286048	36.56%	0
2016	7.235351	8.264396	14.22%	0
2015	9.254340	7.235351	-21.82%	0
2014*	10.000000	9.254340	-7.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.850160	17.345577	9.43%	0
2018	19.278103	15.850160	-17.78%	0
2017	16.986032	19.278103	13.49%	0
2016	16.295768	16.986032	4.24%	0
2015	17.920353	16.295768	-9.07%	0
2014	20.735639	17.920353	-13.58%	0
2013	17.338815	20.735639	19.59%	0
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0
2010	16.458447	17.351812	5.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.061877	8.990056	-0.79%	0
2018	9.142428	9.061877	-0.88%	0
2017	9.222622	9.142428	-0.87%	0
2016	9.211983	9.222622	0.12%	0
2015	9.898677	9.211983	-6.94%	0
2014*	10.000000	9.898677	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.748734	11.700921	8.86%	0
2018	11.555478	10.748734	-6.98%	0
2017	10.503999	11.555478	10.01%	0
2016	10.351174	10.503999	1.48%	0
2015	11.301376	10.351174	-8.41%	0
2014	11.179850	11.301376	1.09%	0
2013	10.122600	11.179850	10.44%	0
2012*	10.000000	10.122600	1.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.313147	9.856077	5.83%	0
2018*	10.000000	9.313147	-6.87%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.909320	9.098685	2.13%	0
2018	9.652505	8.909320	-7.70%	0
2017	9.572911	9.652505	0.83%	0
2016	9.890700	9.572911	-3.21%	0
2015	9.985768	9.890700	-0.95%	0
2014	9.810979	9.985768	1.78%	0
2013*	10.000000	9.810979	-1.89%	0
1003

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.937237	21.144845	32.68%	0
2018	17.054100	15.937237	-6.55%	0
2017	13.803905	17.054100	23.55%	0
2016	13.912549	13.803905	-0.78%	0
2015	13.657264	13.912549	1.87%	0
2014	12.982933	13.657264	5.19%	0
2013	9.549556	12.982933	35.95%	0
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.255225	14.902245	21.60%	0
2018	14.257735	12.255225	-14.05%	0
2017	12.786089	14.257735	11.51%	0
2016	11.617461	12.786089	10.06%	0
2015	12.480287	11.617461	-6.91%	0
2014	12.319569	12.480287	1.30%	0
2013	9.860932	12.319569	24.93%	0
2012*	10.000000	9.860932	-1.39%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	26.253635	33.562608	27.84%	0
2018	31.176308	26.253635	-15.79%	0
2017	23.514411	31.176308	32.58%	0
2016	24.215580	23.514411	-2.90%	0
2015	24.018368	24.215580	0.82%	0
2014	24.200060	24.018368	-0.75%	0
2013	19.595089	24.200060	23.50%	0
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
2010	16.642897	18.727284	12.52%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.173189	9.867149	7.57%	0
2018	9.882670	9.173189	-7.18%	0
2017	9.582873	9.882670	3.13%	0
2016	9.272178	9.582873	3.35%	0
2015	9.778066	9.272178	-5.17%	0
2014	9.810141	9.778066	-0.33%	0
2013	10.124727	9.810141	-3.11%	0
2012*	10.000000	10.124727	1.25%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.163574	10.158265	24.43%	0
2018	10.436418	8.163574	-21.78%	0
2017	8.486342	10.436418	22.98%	0
2016	8.969200	8.486342	-5.38%	0
2015	8.945039	8.969200	0.27%	0
2014*	10.000000	8.945039	-10.55%	0
1004

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	20.546186	26.322876	28.12%	0
2018	22.992474	20.546186	-10.64%	0
2017	20.268727	22.992474	13.44%	0
2016	18.724618	20.268727	8.25%	0
2015	18.673950	18.724618	0.27%	0
2014	17.393003	18.673950	7.36%	0
2013	13.606751	17.393003	27.83%	0
2012	11.999343	13.606751	13.40%	0
2011	12.376877	11.999343	-3.05%	0
2010	10.987690	12.376877	12.64%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	28.040315	34.395746	22.67%	0
2018	32.235341	28.040315	-13.01%	0
2017	29.096655	32.235341	10.79%	0
2016	25.423990	29.096655	14.45%	0
2015	27.839571	25.423990	-8.68%	0
2014	25.638692	27.839571	8.58%	0
2013	18.747322	25.638692	36.76%	0
2012	16.383631	18.747322	14.43%	0
2011	17.257281	16.383631	-5.06%	0
2010	14.420089	17.257281	19.68%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.002293	15.398584	18.43%	0
2018	14.141296	13.002293	-8.05%	0
2017	12.293515	14.141296	15.03%	0
2016	12.973398	12.293515	-5.24%	0
2015	14.555269	12.973398	-10.87%	0
2014	15.798878	14.555269	-7.87%	0
2013	12.982624	15.798878	21.69%	0
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
2010	11.744920	12.413094	5.69%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.571505	12.512897	8.14%	0
2018	12.157673	11.571505	-4.82%	0
2017	11.717857	12.157673	3.75%	0
2016	10.369672	11.717857	13.00%	0
2015	11.404844	10.369672	-9.08%	0
2014	11.508132	11.404844	-0.90%	0
2013	10.709076	11.508132	7.46%	0
2012*	10.000000	10.709076	7.09%	0
1005

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.988384	20.106682	34.15%	0
2018	15.423712	14.988384	-2.82%	0
2017	12.497155	15.423712	23.42%	0
2016	12.109034	12.497155	3.21%	0
2015	13.215411	12.109034	-8.37%	0
2014	12.597754	13.215411	4.90%	0
2013	9.969214	12.597754	26.37%	0
2012*	10.000000	9.969214	-0.31%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	21.355460	25.394078	18.91%	0
2018	21.868456	21.355460	-2.35%	0
2017	19.033192	21.868456	14.90%	0
2016	18.758839	19.033192	1.46%	0
2015	19.210459	18.758839	-2.35%	0
2014	18.250146	19.210459	5.26%	0
2013	15.664117	18.250146	16.51%	0
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
2010	13.707710	14.413361	5.15%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.294450	9.877475	6.27%	0
2018	9.683315	9.294450	-4.02%	0
2017	9.633366	9.683315	0.52%	0
2016	9.689733	9.633366	-0.58%	0
2015*	10.000000	9.689733	-3.10%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	32.183330	42.832579	33.09%	0
2018	32.539456	32.183330	-1.09%	0
2017	25.736500	32.539456	26.43%	0
2016	25.958034	25.736500	-0.85%	0
2015	23.845490	25.958034	8.86%	0
2014	22.605568	23.845490	5.49%	0
2013	17.759331	22.605568	27.29%	0
2012	14.744669	17.759331	20.45%	0
2011	16.291761	14.744669	-9.50%	0
2010	15.732774	16.291761	3.55%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.516613	30.303698	40.84%	0
2018	21.929287	21.516613	-1.88%	0
2017	15.558917	21.929287	40.94%	0
2016	14.051217	15.558917	10.73%	0
2015	13.807122	14.051217	1.77%	0
2014	12.983825	13.807122	6.34%	0
2013	9.860882	12.983825	31.67%	0
2012*	10.000000	9.860882	-1.39%	0
1006

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	20.201421	24.892770	23.22%	0
2018	24.482033	20.201421	-17.48%	0
2017	19.243899	24.482033	27.22%	0
2016	21.209341	19.243899	-9.27%	0
2015	23.915178	21.209341	-11.31%	0
2014	27.977619	23.915178	-14.52%	0
2013	25.173395	27.977619	11.14%	0
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
2010	28.588770	34.759329	21.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.415620	9.668968	14.89%	0
2018	10.627221	8.415620	-20.81%	0
2017	8.548050	10.627221	24.32%	0
2016	7.276843	8.548050	17.47%	0
2015	9.360137	7.276843	-22.26%	0
2014*	10.000000	9.360137	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.602008	10.123290	5.43%	0
2018	9.977474	9.602008	-3.76%	0
2017	9.877187	9.977474	1.02%	0
2016*	10.000000	9.877187	-1.23%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.794493	20.326344	37.39%	0
2018	15.481253	14.794493	-4.44%	0
2017	12.599796	15.481253	22.87%	0
2016	11.907375	12.599796	5.82%	0
2015	12.512650	11.907375	-4.84%	0
2014	13.909048	12.512650	-10.04%	0
2013	10.127606	13.909048	37.34%	0
2012*	10.000000	10.127606	1.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.667884	29.808552	25.95%	0
2018	27.153478	23.667884	-12.84%	0
2017	23.791413	27.153478	14.13%	0
2016	21.500337	23.791413	10.66%	0
2015	22.316785	21.500337	-3.66%	0
2014	20.823339	22.316785	7.17%	0
2013	15.790876	20.823339	31.87%	0
2012	14.012835	15.790876	12.69%	0
2011	14.475798	14.012835	-3.20%	0
2010	13.383690	14.475798	8.16%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.751074	7.51%	0
1007

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.822566	19.334925	22.20%	0
2018	18.025613	15.822566	-12.22%	0
2017	14.614202	18.025613	23.34%	0
2016	14.470379	14.614202	0.99%	0
2015	13.995018	14.470379	3.40%	0
2014	14.229577	13.995018	-1.65%	0
2013	11.463720	14.229577	24.13%	0
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0
2010*	10.000000	10.644816	6.45%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.077705	16.395129	35.75%	0
2018	12.350126	12.077705	-2.21%	0
2017	9.912620	12.350126	24.59%	0
2016	9.629590	9.912620	2.94%	0
2015*	10.000000	9.629590	-3.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	11.038534	11.874070	7.57%	0
2018	11.456749	11.038534	-3.65%	0
2017	11.124060	11.456749	2.99%	0
2016	10.804570	11.124060	2.96%	0
2015	11.203349	10.804570	-3.56%	0
2014	10.709874	11.203349	4.61%	0
2013	11.077011	10.709874	-3.31%	0
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0
2010	9.792381	10.176278	3.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	19.023007	21.121324	11.03%	0
2018	21.046745	19.023007	-9.62%	0
2017	19.747265	21.046745	6.58%	0
2016	18.361276	19.747265	7.55%	0
2015	19.105150	18.361276	-3.89%	0
2014	19.093566	19.105150	0.06%	0
2013	21.517855	19.093566	-11.27%	0
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0
2010	16.920365	18.058221	6.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.928033	11.102146	24.35%	0
2018	9.968427	8.928033	-10.44%	0
2017	9.107046	9.968427	9.46%	0
2016	8.144734	9.107046	11.82%	0
2015*	10.000000	8.144734	-18.55%	0
1008

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.898650	19.172368	20.59%	0
2018	17.616049	15.898650	-9.75%	0
2017	15.412546	17.616049	14.30%	0
2016	14.276164	15.412546	7.96%	0
2015	15.813350	14.276164	-9.72%	0
2014	16.603336	15.813350	-4.76%	0
2013	12.941569	16.603336	28.29%	0
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0
2010*	10.000000	11.261590	12.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.989167	16.431901	17.46%	0
2018	15.140939	13.989167	-7.61%	0
2017	13.444449	15.140939	12.62%	0
2016	12.682177	13.444449	6.01%	0
2015	12.913723	12.682177	-1.79%	0
2014	12.647730	12.913723	2.10%	0
2013	10.548934	12.647730	19.90%	0
2012	9.374542	10.548934	12.53%	0
2011	9.550328	9.374542	-1.84%	4,596
2010	8.766695	9.550328	8.94%	14,256
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.693277	10.273576	5.99%	0
2018	10.077066	9.693277	-3.81%	0
2017	10.038815	10.077066	0.38%	0
2016	10.055386	10.038815	-0.16%	0
2015	10.363680	10.055386	-2.97%	0
2014	10.151330	10.363680	2.09%	0
2013	10.714166	10.151330	-5.25%	0
2012	10.496556	10.714166	2.07%	0
2011	10.208205	10.496556	2.82%	4,084
2010	9.903550	10.208205	3.08%	12,259
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.469904	20.276945	31.07%	0
2018	17.565099	15.469904	-11.93%	0
2017	13.789795	17.565099	27.38%	0
2016	14.152127	13.789795	-2.56%	0
2015	13.658651	14.152127	3.61%	0
2014	13.791764	13.658651	-0.97%	0
2013	11.024107	13.791764	25.11%	0
2012	9.285619	11.024107	18.72%	0
2011	10.527857	9.285619	-11.80%	0
2010	9.726182	10.527857	8.24%	0
1009

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.216350	21.813769	26.70%	0
2018	17.823031	17.216350	-3.40%	0
2017	14.339386	17.823031	24.29%	0
2016	13.518398	14.339386	6.07%	0
2015	13.061213	13.518398	3.50%	0
2014	12.428017	13.061213	5.09%	0
2013	9.859746	12.428017	26.05%	0
2012	8.636288	9.859746	14.17%	0
2011	9.316805	8.636288	-7.30%	0
2010	8.105384	9.316805	14.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.417490	17.619844	22.21%	0
2018	15.158802	14.417490	-4.89%	0
2017	12.783105	15.158802	18.58%	0
2016	11.831699	12.783105	8.04%	0
2015	12.035531	11.831699	-1.69%	0
2014	11.227558	12.035531	7.20%	0
2013	8.682413	11.227558	29.31%	0
2012	7.627081	8.682413	13.84%	0
2011	8.021648	7.627081	-4.92%	5,787
2010	7.432579	8.021648	7.93%	17,663
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.439296	13.206413	6.17%	0
2018	13.100253	12.439296	-5.05%	0
2017	12.667586	13.100253	3.42%	0
2016	11.988165	12.667586	5.67%	0
2015	12.694110	11.988165	-5.56%	0
2014	12.565088	12.694110	1.03%	0
2013	13.067368	12.565088	-3.84%	0
2012	11.971291	13.067368	9.16%	0
2011	11.661913	11.971291	2.65%	0
2010	10.843521	11.661913	7.55%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	21.155728	26.130287	23.51%	0
2018	23.511484	21.155728	-10.02%	0
2017	20.540887	23.511484	14.46%	0
2016	17.963288	20.540887	14.35%	0
2015	19.758788	17.963288	-9.09%	0
2014	18.652561	19.758788	5.93%	0
2013	14.175664	18.652561	31.58%	0
2012	12.335873	14.175664	14.91%	0
2011	13.015873	12.335873	-5.22%	0
2010	11.593016	13.015873	12.27%	0
1010

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.460538	10.575419	11.78%	0
2018	10.630123	9.460538	-11.00%	0
2017	9.228578	10.630123	15.19%	0
2016	9.214698	9.228578	0.15%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.995337	10.360667	3.66%	0
2018*	10.000000	9.995337	-0.05%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	16.520392	18.434445	11.59%	0
2018	17.515483	16.520392	-5.68%	0
2017	16.869480	17.515483	3.83%	0
2016	15.194153	16.869480	11.03%	0
2015	16.042178	15.194153	-5.29%	0
2014	16.085578	16.042178	-0.27%	0
2013	15.447889	16.085578	4.13%	0
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0
2010	12.480475	13.733989	10.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.181182	17.664730	24.56%	0
2018	15.353426	14.181182	-7.64%	0
2017	12.653223	15.353426	21.34%	0
2016	11.458141	12.653223	10.43%	0
2015	11.924416	11.458141	-3.91%	0
2014	11.506869	11.924416	3.63%	0
2013	8.243425	11.506869	39.59%	0
2012	7.255560	8.243425	13.62%	0
2011	8.444706	7.255560	-14.08%	0
2010	7.525474	8.444706	12.21%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.904610	11.503489	29.19%	0
2018	10.990027	8.904610	-18.98%	0
2017	9.001206	10.990027	22.10%	0
2016	9.489620	9.001206	-5.15%	0
2015	9.822325	9.489620	-3.39%	0
2014	10.238565	9.822325	-4.07%	0
2013	8.695253	10.238565	17.75%	0
2012	7.740351	8.695253	12.34%	0
2011	8.806401	7.740351	-12.11%	0
2010	7.956734	8.806401	10.68%	0
1011

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.973820	26.316823	25.47%	0
2018	21.630393	20.973820	-3.04%	0
2017	18.495619	21.630393	16.95%	0
2016	17.108164	18.495619	8.11%	0
2015	17.476309	17.108164	-2.11%	0
2014	16.071411	17.476309	8.74%	0
2013	12.635230	16.071411	27.20%	0
2012	11.412964	12.635230	10.71%	0
2011	11.690824	11.412964	-2.38%	0
2010	10.617203	11.690824	10.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.847391	14.282267	20.55%	0
2018	13.651365	11.847391	-13.21%	0
2017	11.716456	13.651365	16.51%	0
2016	11.117027	11.716456	5.39%	0
2015	11.635522	11.117027	-4.46%	0
2014	11.449690	11.635522	1.62%	0
2013	9.093078	11.449690	25.92%	0
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0
2010	7.908615	8.841611	11.80%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.344301	12.817335	12.98%	0
2018	12.442593	11.344301	-8.83%	0
2017	11.417420	12.442593	8.98%	0
2016	11.063571	11.417420	3.20%	0
2015	11.498276	11.063571	-3.78%	4,085
2014	11.336251	11.498276	1.43%	4,088
2013	10.166593	11.336251	11.50%	4,090
2012	9.413534	10.166593	8.00%	4,093
2011	9.811122	9.413534	-4.05%	0
2010	9.137556	9.811122	7.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.804433	13.803435	16.93%	0
2018	13.218864	11.804433	-10.70%	0
2017	11.736479	13.218864	12.63%	0
2016	11.244155	11.736479	4.38%	0
2015	11.717858	11.244155	-4.04%	0
2014	11.508610	11.717858	1.82%	0
2013	9.760294	11.508610	17.91%	0
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0
2010	8.605213	9.405529	9.30%	0
1012

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.430141	11.225695	7.63%	0
2018	11.013680	10.430141	-5.30%	0
2017	10.647224	11.013680	3.44%	0
2016	10.464718	10.647224	1.74%	0
2015	10.840214	10.464718	-3.46%	0
2014	10.786840	10.840214	0.49%	0
2013	10.570438	10.786840	2.05%	0
2012	10.111823	10.570438	4.54%	0
2011	10.252402	10.111823	-1.37%	0
2010	9.870949	10.252402	3.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.279731	11.381934	10.72%	0
2018	11.369396	10.279731	-9.58%	0
2017	10.185868	11.369396	11.62%	0
2016	9.921764	10.185868	2.66%	0
2015	10.660144	9.921764	-6.93%	0
2014	10.719329	10.660144	-0.55%	0
2013*	10.000000	10.719329	7.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.549452	11.840875	12.24%	0
2018	11.675343	10.549452	-9.64%	0
2017	10.191309	11.675343	14.56%	0
2016	9.865776	10.191309	3.30%	0
2015	10.664917	9.865776	-7.49%	0
2014	10.856494	10.664917	-1.76%	0
2013*	10.000000	10.856494	8.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.622514	13.353794	14.90%	0
2018	12.864786	11.622514	-9.66%	0
2017	11.606174	12.864786	10.84%	0
2016	11.179991	11.606174	3.81%	0
2015	11.620030	11.179991	-3.79%	0
2014	11.426432	11.620030	1.69%	0
2013	9.973680	11.426432	14.57%	0
2012	9.127320	9.973680	9.27%	0
2011	9.609020	9.127320	-5.01%	0
2010	8.871802	9.609020	8.31%	0
1013

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.803038	14.030288	18.87%	0
2018	13.413549	11.803038	-12.01%	0
2017	11.680979	13.413549	14.83%	0
2016	11.162939	11.680979	4.64%	0
2015	11.654370	11.162939	-4.22%	0
2014	11.461122	11.654370	1.69%	0
2013	9.482933	11.461122	20.86%	0
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
2010	8.329977	9.179402	10.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.126036	12.367559	11.16%	0
2018	12.014762	11.126036	-7.40%	0
2017	11.242152	12.014762	6.87%	0
2016	10.905091	11.242152	3.09%	0
2015	11.334227	10.905091	-3.79%	0
2014	11.197628	11.334227	1.22%	0
2013	10.350925	11.197628	8.18%	0
2012	9.672804	10.350925	7.01%	0
2011	9.972680	9.672804	-3.01%	0
2010	9.404951	9.972680	6.04%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.292363	13.447011	9.39%	0
2018	14.994708	12.292363	-18.02%	0
2017	12.563201	14.994708	19.35%	0
2016	12.775059	12.563201	-1.66%	0
2015	13.669999	12.775059	-6.55%	0
2014	15.303479	13.669999	-10.67%	0
2013	13.103093	15.303479	16.79%	0
2012	11.269599	13.103093	16.27%	0
2011	13.232220	11.269599	-14.83%	0
2010	12.794187	13.232220	3.42%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.765878	11.380456	5.71%	0
2018	11.148708	10.765878	-3.43%	0
2017	11.003186	11.148708	1.32%	0
2016	10.774167	11.003186	2.13%	0
2015	11.177269	10.774167	-3.61%	0
2014	10.979595	11.177269	1.80%	0
2013	11.535663	10.979595	-4.82%	0
2012	11.036794	11.535663	4.52%	0
2011	10.681616	11.036794	3.33%	0
2010	10.286402	10.681616	3.84%	0
1014

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.388962	12.138380	6.58%	0
2018	11.885577	11.388962	-4.18%	0
2017	11.777095	11.885577	0.92%	0
2016	11.718269	11.777095	0.50%	0
2015	12.112302	11.718269	-3.25%	0
2014	11.875091	12.112302	2.00%	0
2013	12.466340	11.875091	-4.74%	0
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
2010	11.036152	11.603596	5.14%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.324155	12.024849	16.47%	0
2018	11.822008	10.324155	-12.67%	0
2017	10.311120	11.822008	14.65%	0
2016	9.517985	10.311120	8.33%	0
2015	10.106448	9.517985	-5.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.978597	11.403768	14.28%	0
2018	11.132833	9.978597	-10.37%	0
2017	10.055760	11.132833	10.71%	0
2016	9.505728	10.055760	5.79%	0
2015	9.949836	9.505728	-4.46%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	23.362383	27.869474	19.29%	0
2018	29.178865	23.362383	-19.93%	0
2017	21.243774	29.178865	37.35%	0
2016	20.322849	21.243774	4.53%	0
2015	24.947836	20.322849	-18.54%	0
2014	27.212984	24.947836	-8.32%	0
2013	27.863101	27.212984	-2.33%	0
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0
2010	28.861814	32.535513	12.73%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.124889	10.463882	3.35%	0
2018	10.417792	10.124889	-2.81%	0
2017	10.492848	10.417792	-0.72%	0
2016	10.709307	10.492848	-2.02%	0
2015	11.024152	10.709307	-2.86%	0
2014	10.840570	11.024152	1.69%	0
2013	11.618343	10.840570	-6.69%	0
2012	11.593332	11.618343	0.22%	0
2011	11.113871	11.593332	4.31%	0
2010	10.906576	11.113871	1.90%	0
1015

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.603880	7.526511	-1.02%	0
2018	7.712832	7.603880	-1.41%	0
2017	7.897043	7.712832	-2.33%	0
2016	8.119107	7.897043	-2.74%	0
2015	8.348687	8.119107	-2.75%	0
2014	8.584766	8.348687	-2.75%	0
2013	8.827519	8.584766	-2.75%	0
2012	9.077827	8.827519	-2.76%	0
2011	9.333809	9.077827	-2.74%	0
2010	9.597732	9.333809	-2.75%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.636905	8.831592	15.64%	0
2018	9.218796	7.636905	-17.16%	0
2017	7.459072	9.218796	23.59%	0
2016	7.621119	7.459072	-2.13%	0
2015	8.097502	7.621119	-5.88%	0
2014	8.386889	8.097502	-3.45%	0
2013	7.335633	8.386889	14.33%	0
2012	6.546696	7.335633	12.05%	0
2011	7.479488	6.546696	-12.47%	0
2010	6.805821	7.479488	9.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.203180	9.669046	17.87%	0
2018	9.824444	8.203180	-16.50%	0
2017	8.116364	9.824444	21.04%	0
2016	8.301817	8.116364	-2.23%	0
2015	8.656884	8.301817	-4.10%	0
2014	9.488893	8.656884	-8.77%	0
2013	8.062965	9.488893	17.68%	0
2012	7.014049	8.062965	14.95%	0
2011	8.275513	7.014049	-15.24%	0
2010	7.923145	8.275513	4.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.211135	24.320055	20.33%	0
2018	22.805473	20.211135	-11.38%	0
2017	19.799383	22.805473	15.18%	0
2016	18.596906	19.799383	6.47%	0
2015	19.315645	18.596906	-3.72%	0
2014	18.918703	19.315645	2.10%	0
2013	15.287862	18.918703	23.75%	0
2012	13.564008	15.287862	12.71%	0
2011	14.517603	13.564008	-6.57%	0
2010	13.022695	14.517603	11.48%	0
1016

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.340038	16.085196	12.17%	0
2018	15.499532	14.340038	-7.48%	0
2017	14.340307	15.499532	8.08%	0
2016	13.870453	14.340307	3.39%	0
2015	14.287511	13.870453	-2.92%	0
2014	14.047416	14.287511	1.71%	0
2013	12.735008	14.047416	10.31%	0
2012	11.972248	12.735008	6.37%	0
2011	12.202083	11.972248	-1.88%	0
2010	11.425599	12.202083	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.799216	19.595042	16.64%	0
2018	18.472336	16.799216	-9.06%	0
2017	16.543257	18.472336	11.66%	0
2016	15.787836	16.543257	4.78%	0
2015	16.321122	15.787836	-3.27%	0
2014	15.951276	16.321122	2.32%	0
2013	13.726309	15.951276	16.21%	0
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0
2010	11.979523	13.051895	8.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.514149	12.264990	6.52%	0
2018	12.059052	11.514149	-4.52%	0
2017	11.732355	12.059052	2.78%	0
2016	11.569861	11.732355	1.40%	0
2015	11.865623	11.569861	-2.49%	0
2014	11.744262	11.865623	1.03%	0
2013	11.519747	11.744262	1.95%	0
2012	11.263356	11.519747	2.28%	0
2011	11.251313	11.263356	0.11%	0
2010	10.925592	11.251313	2.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.354869	11.379081	9.89%	0
2018	11.284190	10.354869	-8.24%	0
2017	10.174695	11.284190	10.90%	0
2016	9.896710	10.174695	2.81%	0
2015	10.517499	9.896710	-5.90%	0
2014	10.555689	10.517499	-0.36%	0
2013*	10.000000	10.555689	5.56%	0
1017

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.630948	11.915092	12.08%	0
2018	11.637923	10.630948	-8.65%	0
2017	10.230582	11.637923	13.76%	0
2016	9.835408	10.230582	4.02%	0
2015	10.530038	9.835408	-6.60%	0
2014	10.643302	10.530038	-1.06%	0
2013*	10.000000	10.643302	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	16.097254	18.432561	14.51%	0
2018	17.552061	16.097254	-8.29%	0
2017	15.981038	17.552061	9.83%	0
2016	15.336179	15.981038	4.20%	0
2015	15.822837	15.336179	-3.08%	0
2014	15.468802	15.822837	2.29%	0
2013	13.638381	15.468802	13.42%	0
2012	12.656520	13.638381	7.76%	0
2011	13.018902	12.656520	-2.78%	0
2010	12.069589	13.018902	7.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.570629	22.002180	18.48%	0
2018	20.698171	18.570629	-10.28%	0
2017	18.239528	20.698171	13.48%	0
2016	17.287552	18.239528	5.51%	0
2015	17.907152	17.287552	-3.46%	0
2014	17.543881	17.907152	2.07%	0
2013	14.741084	17.543881	19.01%	0
2012	13.325289	14.741084	10.62%	0
2011	13.999057	13.325289	-4.81%	0
2010	12.757305	13.999057	9.73%	10,218
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.839497	15.273644	10.36%	0
2018	14.784852	13.839497	-6.39%	0
2017	13.919532	14.784852	6.22%	0
2016	13.539841	13.919532	2.80%	0
2015	13.926996	13.539841	-2.78%	0
2014	13.672807	13.926996	1.86%	0
2013	12.724004	13.672807	7.46%	0
2012	12.110960	12.724004	5.06%	3,877
2011	12.200977	12.110960	-0.74%	4,045
2010	11.561229	12.200977	5.53%	4,047
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.370505	3.71%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.668346	6.68%	0
1018

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.486389	19.611676	26.64%	0
2018	16.479051	15.486389	-6.02%	0
2017	13.045552	16.479051	26.32%	0
2016	13.151678	13.045552	-0.81%	0
2015	13.113194	13.151678	0.29%	0
2014	12.241666	13.113194	7.12%	0
2013	9.364830	12.241666	30.72%	0
2012	8.291891	9.364830	12.94%	0
2011	8.810683	8.291891	-5.89%	0
2010	7.853443	8.810683	12.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.487856	12.134322	15.70%	0
2018	11.332429	10.487856	-7.45%	0
2017	9.912014	11.332429	14.33%	0
2016	9.388964	9.912014	5.57%	0
2015	9.876443	9.388964	-4.94%	0
2014*	10.000000	9.876443	-1.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.770149	13.962781	18.63%	0
2018	12.424843	11.770149	-5.27%	0
2017	10.497449	12.424843	18.36%	0
2016	9.808184	10.497449	7.03%	0
2015	10.071321	9.808184	-2.61%	0
2014*	10.000000	10.071321	0.71%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.014585	33.408771	33.56%	0
2018	26.128663	25.014585	-4.26%	0
2017	21.142166	26.128663	23.59%	0
2016	21.038897	21.142166	0.49%	0
2015	20.638531	21.038897	1.94%	0
2014	19.548352	20.638531	5.58%	0
2013	14.749057	19.548352	32.54%	0
2012	12.807620	14.749057	15.16%	0
2011	13.506022	12.807620	-5.17%	0
2010	12.797734	13.506022	5.53%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.920138	25.773554	23.20%	0
2018	23.765984	20.920138	-11.97%	0
2017	22.534549	23.765984	5.46%	0
2016	19.274117	22.534549	16.92%	0
2015	20.740514	19.274117	-7.07%	0
2014	18.882122	20.740514	9.84%	0
2013	14.745507	18.882122	28.05%	0
2012	13.249467	14.745507	11.29%	0
2011	13.557430	13.249467	-2.27%	0
2010	12.320211	13.557430	10.04%	0
1019

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	28.743067	35.122980	22.20%	0
2018	33.358433	28.743067	-13.84%	0
2017	29.624293	33.358433	12.60%	0
2016	25.321777	29.624293	16.99%	0
2015	26.714894	25.321777	-5.21%	0
2014	25.105343	26.714894	6.41%	0
2013	19.402642	25.105343	29.39%	0
2012	16.984784	19.402642	14.24%	0
2011	17.920119	16.984784	-5.22%	0
2010	14.600684	17.920119	22.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.968129	13.531237	13.06%	0
2018	14.889936	11.968129	-19.62%	0
2017	12.494077	14.889936	19.18%	0
2016	12.236858	12.494077	2.10%	0
2015	13.293678	12.236858	-7.95%	0
2014	15.134350	13.293678	-12.16%	0
2013	12.855995	15.134350	17.72%	0
2012	11.294806	12.855995	13.82%	0
2011	13.894509	11.294806	-18.71%	0
2010	13.491795	13.894509	2.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.585172	15.310981	21.66%	0
2018	14.673778	12.585172	-14.23%	0
2017	13.192708	14.673778	11.23%	0
2016	11.689099	13.192708	12.86%	0
2015	12.447477	11.689099	-6.09%	0
2014	11.610202	12.447477	7.21%	0
2013	8.841406	11.610202	31.32%	0
2012	7.731842	8.841406	14.35%	0
2011	8.465881	7.731842	-8.67%	0
2010	7.720988	8.465881	9.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.958590	19.220650	20.44%	0
2018	18.898860	15.958590	-15.56%	0
2017	17.069394	18.898860	10.72%	0
2016	14.924780	17.069394	14.37%	0
2015	15.802905	14.924780	-5.56%	0
2014	13.886251	15.802905	13.80%	0
2013	10.523977	13.886251	31.95%	0
2012	9.301811	10.523977	13.14%	0
2011	9.791644	9.301811	-5.00%	0
2010	8.416032	9.791644	16.35%	0
1020

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	19.592844	25.794925	31.65%	0
2018	21.954165	19.592844	-10.76%	0
2017	18.109584	21.954165	21.23%	0
2016	17.231687	18.109584	5.09%	0
2015	17.625668	17.231687	-2.24%	0
2014	17.675492	17.625668	-0.28%	0
2013	12.625800	17.675492	40.00%	0
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
2010	9.786576	11.907092	21.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	24.504912	28.285343	15.43%	0
2018	30.409313	24.504912	-19.42%	0
2017	28.750121	30.409313	5.77%	0
2016	23.532875	28.750121	22.17%	0
2015	25.822560	23.532875	-8.87%	0
2014	24.870237	25.822560	3.83%	0
2013	18.263271	24.870237	36.18%	0
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0
2010	13.802873	16.977504	23.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.963819	30.432611	21.91%	0
2018	29.454249	24.963819	-15.25%	0
2017	26.753394	29.454249	10.10%	0
2016	22.447184	26.753394	19.18%	0
2015	23.527936	22.447184	-4.59%	0
2014	24.059591	23.527936	-2.21%	0
2013	17.601725	24.059591	36.69%	0
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
2010	14.107536	17.147144	21.55%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.994604	18.380484	22.58%	0
2018	16.383679	14.994604	-8.48%	0
2017	14.232000	16.383679	15.12%	0
2016	13.289846	14.232000	7.09%	0
2015	13.723097	13.289846	-3.16%	0
2014	12.769122	13.723097	7.47%	0
2013	9.476539	12.769122	34.74%	0
2012	8.749196	9.476539	8.31%	0
2011	9.299831	8.749196	-5.92%	0
2010	7.739089	9.299831	20.17%	0
1021

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.826386	15.002817	26.86%	0
2018	12.677129	11.826386	-6.71%	0
2017	12.280098	12.677129	3.23%	0
2016	11.780708	12.280098	4.24%	0
2015	12.840733	11.780708	-8.26%	0
2014	10.266665	12.840733	25.07%	0
2013	10.279442	10.266665	-0.12%	0
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0
2010	7.017385	8.859866	26.26%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.774605	18.799558	27.24%	0
2018	15.973305	14.774605	-7.50%	0
2017	13.548022	15.973305	17.90%	0
2016	12.504928	13.548022	8.34%	0
2015	12.738439	12.504928	-1.83%	0
2014	11.583770	12.738439	9.97%	0
2013*	10.000000	11.583770	15.84%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.940546	9.050067	1.22%	0
2018	9.119963	8.940546	-1.97%	0
2017	9.231349	9.119963	-1.21%	0
2016	9.260919	9.231349	-0.32%	0
2015	9.555400	9.260919	-3.08%	0
2014	9.777318	9.555400	-2.27%	0
2013	10.043218	9.777318	-2.65%	0
2012	9.976430	10.043218	0.67%	0
2011	10.126320	9.976430	-1.48%	0
2010	10.166641	10.126320	-0.40%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.173350	16.008794	21.52%	0
2018	15.281648	13.173350	-13.80%	0
2017	13.761008	15.281648	11.05%	0
2016	11.705846	13.761008	17.56%	0
2015	12.654727	11.705846	-7.50%	0
2014	12.446117	12.654727	1.68%	0
2013*	10.000000	12.446117	24.46%	0
1022

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.721820	19.591118	33.08%	0
2018	16.288727	14.721820	-9.62%	0
2017	13.133223	16.288727	24.03%	0
2016	12.732524	13.133223	3.15%	0
2015	13.138060	12.732524	-3.09%	0
2014	13.025144	13.138060	0.87%	0
2013	9.662818	13.025144	34.80%	0
2012	8.667409	9.662818	11.48%	0
2011	9.327189	8.667409	-7.07%	0
2010	7.583445	9.327189	22.99%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	11.169734	13.869997	24.17%	0
2018	13.832435	11.169734	-19.25%	0
2017	11.219935	13.832435	23.28%	0
2016	11.749698	11.219935	-4.51%	0
2015	11.900157	11.749698	-1.26%	0
2014	12.650922	11.900157	-5.93%	0
2013	11.039671	12.650922	14.60%	0
2012	9.581825	11.039671	15.21%	0
2011	11.238324	9.581825	-14.74%	0
2010	9.470733	11.238324	18.66%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	28.070285	36.165247	28.84%	0
2018	30.895104	28.070285	-9.14%	0
2017	25.501925	30.895104	21.15%	0
2016	25.173428	25.501925	1.30%	0
2015	25.630406	25.173428	-1.78%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.256812	8.325794	0.84%	0
2018	8.405787	8.256812	-1.77%	0
2017	8.566486	8.405787	-1.88%	0
2016	8.701948	8.566486	-1.56%	0
2015	8.931616	8.701948	-2.57%	0
2014	9.128507	8.931616	-2.16%	0
2013	9.329105	9.128507	-2.15%	0
2012	9.171238	9.329105	1.72%	0
2011	9.402725	9.171238	-2.46%	0
2010	9.183248	9.402725	2.39%	0
1023

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.093466	28.271891	22.42%	0
2018	25.192932	23.093466	-8.33%	0
2017	21.872134	25.192932	15.18%	0
2016	20.470086	21.872134	6.85%	0
2015	21.146995	20.470086	-3.20%	0
2014	19.699739	21.146995	7.35%	0
2013	14.720900	19.699739	33.82%	0
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
2010	12.111888	14.471265	19.48%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.837126	10.690101	8.67%	0
2018	10.699711	9.837126	-8.06%	0
2017	9.703193	10.699711	10.27%	0
2016	8.836401	9.703193	9.81%	0
2015	10.005705	8.836401	-11.69%	0
2014	10.242084	10.005705	-2.31%	0
2013	10.520224	10.242084	-2.64%	0
2012*	10.000000	10.520224	5.20%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.922103	11.063103	11.50%	0
2018	10.721601	9.922103	-7.46%	0
2017	10.041823	10.721601	6.77%	0
2016	9.119963	10.041823	10.11%	0
2015	9.605032	9.119963	-5.05%	0
2014*	10.000000	9.605032	-3.95%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.936771	10.331993	3.98%	0
2018	10.653281	9.936771	-6.73%	0
2017	9.891845	10.653281	7.70%	0
2016	9.883819	9.891845	0.08%	0
2015	10.948941	9.883819	-9.73%	0
2014	11.224773	10.948941	-2.46%	0
2013	12.353434	11.224773	-9.14%	0
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0
2010	10.763848	11.448916	6.36%	0
1024

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.815887	9.920509	1.07%	0
2018	10.071118	9.815887	-2.53%	0
2017	10.227049	10.071118	-1.52%	0
2016	10.379984	10.227049	-1.47%	0
2015	10.651267	10.379984	-2.55%	0
2014	10.871110	10.651267	-2.02%	0
2013	11.204537	10.871110	-2.98%	0
2012	10.895714	11.204537	2.83%	0
2011	11.091175	10.895714	-1.76%	0
2010	10.842534	11.091175	2.29%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.827709	9.815137	-0.13%	0
2018	9.964948	9.827709	-1.38%	0
2017	10.015092	9.964948	-0.50%	0
2016*	10.000000	10.015092	0.15%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.759898	10.274292	5.27%	0
2018	10.101569	9.759898	-3.38%	0
2017	9.909097	10.101569	1.94%	0
2016	9.931938	9.909097	-0.23%	0
2015	10.178624	9.931938	-2.42%	0
2014	10.047724	10.178624	1.30%	0
2013	10.548416	10.047724	-4.75%	0
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.925112	12.586978	26.82%	0
2018	11.154307	9.925112	-11.02%	0
2017*	10.000000	11.154307	11.54%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.018257	17.312061	32.98%	0
2018	13.077304	13.018257	-0.45%	0
2017	10.271555	13.077304	27.32%	0
2016*	10.000000	10.271555	2.72%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.865570	16.876031	21.71%	0
2018	17.629926	13.865570	-21.35%	0
2017	14.320389	17.629926	23.11%	0
2016	15.094588	14.320389	-5.13%	0
2015	15.499776	15.094588	-2.61%	0
2014	17.097001	15.499776	-9.34%	0
2013	13.726912	17.097001	24.55%	0
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0
2010	13.394595	14.332632	7.00%	0
1025

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.764003	38.483554	25.09%	0
2018	31.370269	30.764003	-1.93%	0
2017	25.336065	31.370269	23.82%	0
2016	29.177264	25.336065	-13.17%	0
2015	26.675744	29.177264	9.38%	0
2014	20.902851	26.675744	27.62%	0
2013	14.280110	20.902851	46.38%	0
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0
2010*	10.000000	10.441594	4.42%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.796883	5.203606	8.48%	0
2018	6.892467	4.796883	-30.40%	0
2017	7.229323	6.892467	-4.66%	0
2016	5.183035	7.229323	39.48%	0
2015	8.030183	5.183035	-35.46%	0
2014	10.238440	8.030183	-21.57%	0
2013	9.545243	10.238440	7.26%	0
2012*	10.000000	9.545243	-4.55%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.916501	5.348802	8.79%	0
2018	7.050049	4.916501	-30.26%	0
2017	7.374041	7.050049	-4.39%	0
2016	5.275845	7.374041	39.77%	0
2015	8.151954	5.275845	-35.28%	0
2014	10.362448	8.151954	-21.33%	0
2013	9.640010	10.362448	7.49%	0
2012*	10.000000	9.640010	-3.60%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.419932	21.749746	24.86%	0
2018	20.664449	17.419932	-15.70%	0
2017	16.801739	20.664449	22.99%	0
2016	16.627796	16.801739	1.05%	0
2015	17.647619	16.627796	-5.78%	0
2014	16.467077	17.647619	7.17%	0
2013	12.642923	16.467077	30.25%	0
2012	11.181075	12.642923	13.07%	0
2011	12.339092	11.181075	-9.38%	0
2010	11.293635	12.339092	9.26%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.688247	6.88%	0
1026

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	16.362879	19.120344	16.85%	0
2018	17.331597	16.362879	-5.59%	0
2017	15.875666	17.331597	9.17%	0
2016	15.160392	15.875666	4.72%	0
2015	15.396799	15.160392	-1.54%	0
2014	13.410419	15.396799	14.81%	0
2013	11.526722	13.410419	16.34%	0
2012	10.486539	11.526722	9.92%	0
2011	10.125694	10.486539	3.56%	0
2010	9.190424	10.125694	10.18%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	22.769812	30.346947	33.28%	0
2018	23.353019	22.769812	-2.50%	0
2017	17.839295	23.353019	30.91%	0
2016	18.247736	17.839295	-2.24%	0
2015	18.514938	18.247736	-1.44%	0
2014	18.330196	18.514938	1.01%	0
2013	13.474423	18.330196	36.04%	0
2012	11.509418	13.474423	17.07%	0
2011	12.528521	11.509418	-8.13%	0
2010*	10.000000	12.528521	25.29%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.528200	29.776297	21.40%	0
2018	24.900048	24.528200	-1.49%	0
2017	20.341858	24.900048	22.41%	0
2016	19.411688	20.341858	4.79%	0
2015	20.553192	19.411688	-5.55%	0
2014	21.539034	20.553192	-4.58%	0
2013	14.742376	21.539034	46.10%	0
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0
2010	12.285746	15.147080	23.29%	0
1027

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.684507	11.968177	12.01%	0
2018	11.865956	10.684507	-9.96%	0
2017	10.677377	11.865956	11.13%	0
2016	10.626381	10.677377	0.48%	0
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
2013	10.051103	10.935555	8.80%	0
2012*	10.000000	10.051103	0.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	21.043815	25.284313	20.15%	0
2018	22.997784	21.043815	-8.50%	0
2017	19.948275	22.997784	15.29%	0
2016	18.475905	19.948275	7.97%	0
2015	18.740763	18.475905	-1.41%	0
2014	17.641638	18.740763	6.23%	0
2013	13.484765	17.641638	30.83%	0
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
2010	10.467572	11.476933	9.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.580692	8.605573	13.52%	0
2018*	10.000000	7.580692	-24.19%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.506972	32.058112	16.55%	0
2018	33.415361	27.506972	-17.68%	0
2017	30.460764	33.415361	9.70%	0
2016	25.110173	30.460764	21.31%	0
2015	27.393485	25.110173	-8.34%	0
2014	25.868447	27.393485	5.90%	0
2013	19.336002	25.868447	33.78%	0
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
2010	15.364531	18.905849	23.05%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.632981	11.255364	5.85%	0
2018	11.258355	10.632981	-5.55%	0
2017	11.171566	11.258355	0.78%	0
2016	11.009467	11.171566	1.47%	0
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
2013	13.001950	11.566206	-11.04%	0
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0
2010	11.223863	11.468142	2.18%	0
1028

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	20.387713	24.523105	20.28%	0
2018	22.604579	20.387713	-9.81%	0
2017	19.330112	22.604579	16.94%	0
2016	17.566558	19.330112	10.04%	0
2015	19.215807	17.566558	-8.58%	0
2014	17.599057	19.215807	9.19%	0
2013	13.363774	17.599057	31.69%	0
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
2010	10.856018	12.014922	10.68%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.389967	26.819208	25.38%	0
2018	25.287772	21.389967	-15.41%	0
2017	23.337735	25.287772	8.36%	0
2016	19.563573	23.337735	19.29%	0
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
2013	14.334962	18.100019	26.26%	0
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
2010	11.384094	13.165463	15.65%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.832242	10.977329	11.65%	0
2018	10.417973	9.832242	-5.62%	0
2017	10.008784	10.417973	4.09%	0
2016	9.126400	10.008784	9.67%	0
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.347344	9.916691	6.09%	0
2018	9.688002	9.347344	-3.52%	0
2017	9.656697	9.688002	0.32%	0
2016	9.695667	9.656697	-0.40%	0
2015*	10.000000	9.695667	-3.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.113140	13.768381	23.89%	0
2018	12.351177	11.113140	-10.02%	0
2017	10.907199	12.351177	13.24%	0
2016	9.667886	10.907199	12.82%	0
2015*	10.000000	9.667886	-3.32%	0
1029

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.556778	15.516918	14.46%	0
2018	15.093503	13.556778	-10.18%	0
2017	13.655098	15.093503	10.53%	0
2016	13.532429	13.655098	0.91%	0
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
2010	11.949250	12.748603	6.69%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.480230	12.209364	16.50%	0
2018	12.790257	10.480230	-18.06%	0
2017	11.437326	12.790257	11.83%	0
2016	10.213214	11.437326	11.99%	0
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	30.269300	35.957273	18.79%	0
2018	34.217833	30.269300	-11.54%	0
2017	31.316331	34.217833	9.27%	0
2016	25.623449	31.316331	22.22%	0
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
2013	19.312437	26.415125	36.78%	0
2012	17.167519	19.312437	12.49%	6
2011	17.562244	17.167519	-2.25%	7
2010	14.359098	17.562244	22.31%	7
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	22.418774	28.411437	26.73%	0
2018	24.245424	22.418774	-7.53%	0
2017	20.576755	24.245424	17.83%	0
2016	18.994577	20.576755	8.33%	0
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0
2013	13.765298	17.622288	28.02%	0
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
2010	11.152349	12.416183	11.33%	0
1030

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.519380	25.721284	31.77%	0
2018	21.620713	19.519380	-9.72%	0
2017	17.511645	21.620713	23.46%	0
2016	16.736985	17.511645	4.63%	0
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
2013	14.379243	16.887578	17.44%	0
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
2010	11.364128	12.708070	11.83%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	16.132855	19.051232	18.09%	0
2018	20.567650	16.132855	-21.56%	0
2017	17.012206	20.567650	20.90%	0
2016	14.984962	17.012206	13.53%	0
2015	15.815606	14.984962	-5.25%	0
2014	16.059062	15.815606	-1.52%	0
2013	11.146508	16.059062	44.07%	0
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
2010	8.978989	11.417468	27.16%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.427070	10.677170	13.26%	0
2018	10.104214	9.427070	-6.70%	0
2017*	10.000000	10.104214	1.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.630060	15.679478	24.14%	0
2018	15.647493	12.630060	-19.28%	0
2017	14.403341	15.647493	8.64%	0
2016	11.303249	14.403341	27.43%	0
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.762602	10.160977	4.08%	0
2018	10.054026	9.762602	-2.90%	0
2017	9.998641	10.054026	0.55%	0
2016	9.441256	9.998641	5.90%	0
2015	9.810564	9.441256	-3.76%	0
2014*	10.000000	9.810564	-1.89%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.002802	10.493497	16.56%	0
2018*	10.000000	9.002802	-9.97%	0
1031

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	11.031645	11.705990	6.11%	0
2018	11.440841	11.031645	-3.58%	0
2017	11.344142	11.440841	0.85%	0
2016	11.271918	11.344142	0.64%	0
2015	11.647826	11.271918	-3.23%	0
2014	11.576676	11.647826	0.61%	0
2013	11.821457	11.576676	-2.07%	0
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0
2010	10.649962	11.209183	5.25%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.160896	10.248193	25.58%	0
2018*	10.000000	8.160896	-18.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.457110	15.140504	12.51%	0
2018	14.463370	13.457110	-6.96%	0
2017	13.190725	14.463370	9.65%	0
2016	12.895190	13.190725	2.29%	0
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
2013	11.967139	13.167149	10.03%	0
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
2010	10.421183	11.400419	9.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.195261	16.540737	16.52%	0
2018	15.551817	14.195261	-8.72%	0
2017	13.760823	15.551817	13.02%	0
2016	13.379710	13.760823	2.85%	0
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0
2013	12.101595	13.601967	12.40%	0
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0
2010	10.321848	11.470668	11.13%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.124967	18.246433	20.64%	0
2018	16.926637	15.124967	-10.64%	0
2017	14.427091	16.926637	17.33%	0
2016	13.952216	14.427091	3.40%	0
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
2013	12.010790	14.174006	18.01%	0
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
2010	10.083226	11.358568	12.65%	0
1032

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.828598	13.063692	20.64%	0
2018	11.660184	10.828598	-7.13%	0
2017	10.330169	11.660184	12.88%	0
2016*	10.000000	10.330169	3.30%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.918350	33.071803	27.60%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.386344	11.087417	6.75%	0
2018	14.205998	10.386344	-26.89%	0
2017	15.031245	14.205998	-5.49%	0
2016	11.582343	15.031245	29.78%	0
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
2013	14.696536	17.734410	20.67%	0
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
2010	13.526804	15.667214	15.82%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.809300	23.238674	23.55%	0
2018	21.161009	18.809300	-11.11%	0
2017	19.324148	21.161009	9.51%	0
2016	16.888367	19.324148	14.42%	0
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
2013	13.849083	17.207514	24.25%	0
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0
2010	11.137940	12.441335	11.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.152930	14.058312	26.05%	0
2018	12.637880	11.152930	-11.75%	0
2017	11.148777	12.637880	13.36%	0
2016*	10.000000	11.148777	11.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.625086	32.068236	30.23%	0
2018	25.448663	24.625086	-3.24%	0
2017	19.418351	25.448663	31.05%	0
2016	19.866938	19.418351	-2.26%	0
2015	19.119173	19.866938	3.91%	0
2014	17.718577	19.119173	7.90%	0
2013	13.403393	17.718577	32.19%	0
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
2010	10.303163	12.404738	20.40%	0
1033

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.272566	11.987403	6.34%	0
2018	11.691130	11.272566	-3.58%	0
2017	11.565279	11.691130	1.09%	0
2016	11.387571	11.565279	1.56%	0
2015	11.816038	11.387571	-3.63%	0
2014	11.509795	11.816038	2.66%	0
2013	12.091408	11.509795	-4.81%	0
2012	11.780440	12.091408	2.64%	48
2011	11.322263	11.780440	4.05%	41
2010	10.830851	11.322263	4.54%	46
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	31.049993	37.174234	19.72%	0
2018	37.488023	31.049993	-17.17%	0
2017	31.993858	37.488023	17.17%	0
2016	29.406670	31.993858	8.80%	0
2015	30.754840	29.406670	-4.38%	0
2014	29.840967	30.754840	3.06%	0
2013	22.595215	29.840967	32.07%	0
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0
2010	18.737770	23.417615	24.98%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.825255	22.091115	23.93%	0
2018	21.593300	17.825255	-17.45%	0
2017	17.088676	21.593300	26.36%	0
2016	18.557280	17.088676	-7.91%	0
2015	18.482697	18.557280	0.40%	0
2014	20.735722	18.482697	-10.87%	0
2013	16.388705	20.735722	26.52%	0
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
2010	15.895775	17.433423	9.67%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.982319	28.652909	30.35%	0
2018	27.417077	21.982319	-19.82%	0
2017	23.684100	27.417077	15.76%	0
2016	22.297117	23.684100	6.22%	0
2015	23.695549	22.297117	-5.90%	0
2014	22.887514	23.695549	3.53%	0
2013	18.087037	22.887514	26.54%	0
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
2010	13.487861	16.563654	22.80%	0
1034

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.960453	12.769340	16.50%	0
2018	12.482486	10.960453	-12.19%	0
2017	11.467333	12.482486	8.85%	0
2016	10.422914	11.467333	10.02%	0
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
2010	8.268604	8.861377	7.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.347002	15.056715	12.81%	0
2018	14.351392	13.347002	-7.00%	0
2017	13.461406	14.351392	6.61%	0
2016	12.144873	13.461406	10.84%	0
2015	13.443157	12.144873	-9.66%	0
2014	13.220200	13.443157	1.69%	0
2013	11.936787	13.220200	10.75%	0
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0
2010	10.002045	10.954242	9.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.763720	28.594372	25.61%	0
2018	24.675678	22.763720	-7.75%	0
2017	21.055449	24.675678	17.19%	0
2016	18.665767	21.055449	12.80%	0
2015	19.930590	18.665767	-6.35%	0
2014	18.859588	19.930590	5.68%	0
2013	14.960844	18.859588	26.06%	0
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
2010	11.378103	13.342989	17.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	26.443187	32.475078	22.81%	0
2018	31.231221	26.443187	-15.33%	0
2017	29.035427	31.231221	7.56%	0
2016	22.943148	29.035427	26.55%	0
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0
2013	19.688406	26.072543	32.43%	0
2012	17.110551	19.688406	15.07%	9
2011	18.290326	17.110551	-6.45%	11
2010	14.675013	18.290326	24.64%	10
1035

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.218228	11.352227	23.15%	0
2018	11.264793	9.218228	-18.17%	0
2017	8.253065	11.264793	36.49%	0
2016	7.229138	8.253065	14.16%	0
2015	9.251148	7.229138	-21.86%	0
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.722925	17.197485	9.38%	0
2018	19.133253	15.722925	-17.82%	0
2017	16.867044	19.133253	13.44%	0
2016	16.189921	16.867044	4.18%	0
2015	17.813118	16.189921	-9.11%	0
2014	20.622174	17.813118	-13.62%	0
2013	17.252789	20.622174	19.53%	0
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0
2010	16.402091	17.283520	5.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.040130	8.963875	-0.84%	0
2018	9.125211	9.040130	-0.93%	0
2017	9.209968	9.125211	-0.92%	0
2016	9.204062	9.209968	0.06%	0
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.711928	11.654854	8.80%	0
2018	11.521867	10.711928	-7.03%	0
2017	10.478819	11.521867	9.95%	0
2016	10.331661	10.478819	1.42%	0
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
2013	10.119132	11.170283	10.39%	0
2012*	10.000000	10.119132	1.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.309942	9.847611	5.78%	0
2018*	10.000000	9.309942	-6.90%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.883382	9.067525	2.07%	0
2018	9.629384	8.883382	-7.75%	0
2017	9.554884	9.629384	0.78%	0
2016	9.877135	9.554884	-3.26%	0
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0
1036

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.882615	21.061543	32.61%	0
2018	17.004429	15.882615	-6.60%	0
2017	13.770753	17.004429	23.48%	0
2016	13.886258	13.770753	-0.83%	0
2015	13.638468	13.886258	1.82%	0
2014	12.971739	13.638468	5.14%	0
2013	9.546221	12.971739	35.88%	0
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.213276	14.843613	21.54%	0
2018	14.216297	12.213276	-14.09%	0
2017	12.755461	14.216297	11.45%	0
2016	11.595568	12.755461	10.00%	0
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
2013	9.857551	12.309019	24.87%	0
2012*	10.000000	9.857551	-1.42%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	26.042916	33.276119	27.77%	0
2018	30.942090	26.042916	-15.83%	0
2017	23.349709	30.942090	32.52%	0
2016	24.058317	23.349709	-2.95%	0
2015	23.874655	24.058317	0.77%	0
2014	24.067630	23.874655	-0.80%	0
2013	19.497879	24.067630	23.44%	0
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
2010	16.585920	18.653577	12.47%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.144069	9.830772	7.51%	0
2018	9.856394	9.144069	-7.23%	0
2017	9.562280	9.856394	3.08%	0
2016	9.257006	9.562280	3.30%	0
2015	9.767096	9.257006	-5.22%	0
2014	9.804185	9.767096	-0.38%	0
2013	10.123789	9.804185	-3.16%	0
2012*	10.000000	10.123789	1.24%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.143983	10.128680	24.37%	0
2018	10.416765	8.143983	-21.82%	0
2017	8.474714	10.416765	22.92%	0
2016	8.961504	8.474714	-5.43%	0
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
1037

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	20.381320	26.098226	28.05%	0
2018	22.819776	20.381320	-10.69%	0
2017	20.126805	22.819776	13.38%	0
2016	18.603051	20.126805	8.19%	0
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0
2013	13.539266	17.297860	27.76%	0
2012	11.945976	13.539266	13.34%	38
2011	12.328168	11.945976	-3.10%	42
2010	10.950074	12.328168	12.59%	42
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	27.815267	34.102163	22.60%	0
2018	31.993179	27.815267	-13.06%	0
2017	28.892886	31.993179	10.73%	0
2016	25.258884	28.892886	14.39%	0
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
2013	18.654335	25.498415	36.69%	0
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
2010	14.370698	17.189343	19.61%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.937818	15.314355	18.37%	0
2018	14.078455	12.937818	-8.10%	0
2017	12.245158	14.078455	14.97%	0
2016	12.928999	12.245158	-5.29%	0
2015	14.512924	12.928999	-10.91%	0
2014	15.761022	14.512924	-7.92%	0
2013	12.958181	15.761022	21.63%	0
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
2010	11.740897	12.402468	5.63%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.531899	12.463662	8.08%	0
2018	12.122322	11.531899	-4.87%	0
2017	11.689778	12.122322	3.70%	0
2016	10.350119	11.689778	12.94%	0
2015	11.389199	10.350119	-9.12%	0
2014	11.498254	11.389199	-0.95%	0
2013	10.705396	11.498254	7.41%	0
2012*	10.000000	10.705396	7.05%	0
1038

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.937071	20.027530	34.08%	0
2018	15.378860	14.937071	-2.87%	0
2017	12.467211	15.378860	23.35%	0
2016	12.086222	12.467211	3.15%	0
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
2013	9.965800	12.586962	26.30%	0
2012*	10.000000	9.965800	-0.34%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	21.184097	25.177360	18.85%	0
2018	21.704194	21.184097	-2.40%	0
2017	18.899897	21.704194	14.84%	0
2016	18.637026	18.899897	1.41%	0
2015	19.095541	18.637026	-2.40%	0
2014	18.150293	19.095541	5.21%	0
2013	15.586418	18.150293	16.45%	0
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
2010	13.660768	14.356626	5.09%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.276918	9.853786	6.22%	0
2018	9.670050	9.276918	-4.07%	0
2017	9.625113	9.670050	0.47%	0
2016	9.686401	9.625113	-0.63%	0
2015*	10.000000	9.686401	-3.14%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	31.925123	42.467101	33.02%	0
2018	32.295093	31.925123	-1.15%	0
2017	25.556324	32.295093	26.37%	0
2016	25.789535	25.556324	-0.90%	0
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
2013	17.671304	22.481949	27.22%	0
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0
2010	15.678938	16.227666	3.50%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.442884	30.184350	40.77%	0
2018	21.865453	21.442884	-1.93%	0
2017	15.521570	21.865453	40.87%	0
2016	14.024685	15.521570	10.67%	0
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
2013	9.857446	12.972649	31.60%	0
2012*	10.000000	9.857446	-1.43%	0
1039

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	20.039234	24.680231	23.16%	0
2018	24.298065	20.039234	-17.53%	0
2017	19.109080	24.298065	27.15%	0
2016	21.071553	19.109080	-9.31%	0
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
2013	25.048520	27.824520	11.08%	0
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
2010	28.490887	34.622541	21.52%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.395435	9.640804	14.83%	0
2018	10.607223	8.395435	-20.85%	0
2017	8.536326	10.607223	24.26%	0
2016	7.270589	8.536326	17.41%	0
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.588869	10.104239	5.37%	0
2018	9.968970	9.588869	-3.81%	0
2017	9.873826	9.968970	0.96%	0
2016*	10.000000	9.873826	-1.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.743841	20.246350	37.32%	0
2018	15.436236	14.743841	-4.49%	0
2017	12.569598	15.436236	22.81%	0
2016	11.884934	12.569598	5.76%	0
2015	12.495492	11.884934	-4.89%	0
2014	13.897130	12.495492	-10.09%	0
2013	10.124137	13.897130	37.27%	0
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.477956	29.554136	25.88%	0
2018	26.949526	23.477956	-12.88%	0
2017	23.624819	26.949526	14.07%	0
2016	21.360745	23.624819	10.60%	0
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	0
2013	15.712564	20.709429	31.80%	0
2012	13.950544	15.712564	12.63%	29
2011	14.418845	13.950544	-3.25%	32
2010	13.337878	14.418845	8.10%	31
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.747378	7.47%	0
1040

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.752223	19.239062	22.14%	0
2018	17.954770	15.752223	-12.27%	0
2017	14.564225	17.954770	23.28%	0
2016	14.428295	14.564225	0.94%	0
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
2013	11.448030	14.202803	24.06%	0
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
2010*	10.000000	10.641182	6.41%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.054337	16.354992	35.68%	0
2018	12.332622	12.054337	-2.26%	0
2017	9.903641	12.332622	24.53%	0
2016	9.625801	9.903641	2.89%	0
2015*	10.000000	9.625801	-3.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.949883	11.772646	7.51%	0
2018	11.370623	10.949883	-3.70%	0
2017	11.046100	11.370623	2.94%	0
2016	10.734352	11.046100	2.90%	0
2015	11.136284	10.734352	-3.61%	0
2014	10.651238	11.136284	4.55%	0
2013	11.022034	10.651238	-3.36%	0
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
2010	9.758807	10.136181	3.87%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.867190	20.937550	10.97%	0
2018	20.885143	18.867190	-9.66%	0
2017	19.605698	20.885143	6.53%	0
2016	18.238998	19.605698	7.49%	0
2015	18.987684	18.238998	-3.94%	0
2014	18.985940	18.987684	0.01%	0
2013	21.407573	18.985940	-11.31%	0
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
2010	16.859611	17.984149	6.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.911212	11.075536	24.29%	0
2018	9.954803	8.911212	-10.48%	0
2017	9.099253	9.954803	9.40%	0
2016	8.141933	9.099253	11.76%	0
2015*	10.000000	8.141933	-18.58%	0
1041

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.832057	19.082245	20.53%	0
2018	17.551348	15.832057	-9.80%	0
2017	15.363797	17.551348	14.24%	0
2016	14.238309	15.363797	7.90%	0
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
2013	12.927189	16.576352	28.23%	0
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
2010*	10.000000	11.260644	12.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.898324	16.316795	17.40%	0
2018	15.050403	13.898324	-7.65%	0
2017	13.370906	15.050403	12.56%	0
2016	12.619269	13.370906	5.96%	0
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
2013	10.512811	12.597934	19.83%	0
2012	9.347262	10.512811	12.47%	0
2011	9.527413	9.347262	-1.89%	0
2010	8.750148	9.527413	8.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.630329	10.201603	5.93%	0
2018	10.016813	9.630329	-3.86%	0
2017	9.983894	10.016813	0.33%	0
2016	10.005496	9.983894	-0.22%	0
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
2013	10.677472	10.111357	-5.30%	0
2012	10.466013	10.677472	2.02%	0
2011	10.183718	10.466013	2.77%	0
2010	9.884887	10.183718	3.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.369392	20.134844	31.01%	0
2018	17.460016	15.369392	-11.97%	0
2017	13.714330	17.460016	27.31%	0
2016	14.081903	13.714330	-2.61%	0
2015	13.597858	14.081903	3.56%	0
2014	13.737430	13.597858	-1.02%	0
2013	10.986318	13.737430	25.04%	0
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
2010	9.707814	10.502567	8.19%	0
1042

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.104460	21.660875	26.64%	0
2018	17.716362	17.104460	-3.45%	0
2017	14.260879	17.716362	24.23%	0
2016	13.451292	14.260879	6.02%	0
2015	13.003065	13.451292	3.45%	0
2014	12.379059	13.003065	5.04%	0
2013	9.825956	12.379059	25.98%	0
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
2010	8.090090	9.294451	14.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.331231	17.505425	22.15%	0
2018	15.075907	14.331231	-4.94%	0
2017	12.719713	15.075907	18.52%	0
2016	11.779077	12.719713	7.99%	0
2015	11.988163	11.779077	-1.74%	0
2014	11.189124	11.988163	7.14%	0
2013	8.657138	11.189124	29.25%	0
2012	7.608789	8.657138	13.78%	0
2011	8.006521	7.608789	-4.97%	0
2010	7.422364	8.006521	7.87%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.339556	13.093805	6.11%	0
2018	13.001926	12.339556	-5.09%	0
2017	12.578949	13.001926	3.36%	0
2016	11.910382	12.578949	5.61%	0
2015	12.618235	11.910382	-5.61%	0
2014	12.496407	12.618235	0.97%	0
2013	13.002609	12.496407	-3.89%	0
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
2010	10.806435	11.616056	7.49%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.985971	25.907281	23.45%	0
2018	23.334892	20.985971	-10.07%	0
2017	20.397070	23.334892	14.40%	0
2016	17.846667	20.397070	14.29%	0
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
2013	14.105376	18.550540	31.51%	0
2012	12.281047	14.105376	14.85%	13
2011	12.964673	12.281047	-5.27%	14
2010	11.553343	12.964673	12.22%	13
1043

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.443673	10.551138	11.73%	0
2018	10.616668	9.443673	-11.05%	0
2017	9.221629	10.616668	15.13%	0
2016	9.212477	9.221629	0.10%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.991894	10.351774	3.60%	0
2018*	10.000000	9.991894	-0.08%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	16.387904	18.277203	11.53%	0
2018	17.384002	16.387904	-5.73%	0
2017	16.751427	17.384002	3.78%	0
2016	15.095570	16.751427	10.97%	0
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
2013	15.371340	15.997653	4.07%	0
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
2010	12.437783	13.679985	9.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.103539	17.558996	24.50%	0
2018	15.277261	14.103539	-7.68%	0
2017	12.596897	15.277261	21.28%	0
2016	11.412987	12.596897	10.37%	0
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
2013	8.223614	11.473316	39.52%	0
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
2010	7.519001	8.433093	12.16%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.855918	11.434704	29.12%	0
2018	10.935593	8.855918	-19.02%	0
2017	8.961208	10.935593	22.03%	0
2016	9.452286	8.961208	-5.20%	0
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
2013	8.674427	10.208791	17.69%	0
2012	7.725792	8.674427	12.28%	62
2011	8.794338	7.725792	-12.15%	62
2010	7.949913	8.794338	10.62%	57
1044

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.805469	26.092165	25.41%	0
2018	21.467878	20.805469	-3.09%	0
2017	18.366062	21.467878	16.89%	0
2016	16.997039	18.366062	8.05%	0
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
2013	12.572539	15.983452	27.13%	0
2012	11.362198	12.572539	10.65%	42
2011	11.644800	11.362198	-2.43%	44
2010	10.580846	11.644800	10.06%	44
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.782604	14.196864	20.49%	0
2018	13.583736	11.782604	-13.26%	0
2017	11.664376	13.583736	16.45%	0
2016	11.073299	11.664376	5.34%	0
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
2010	7.901850	8.829502	11.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.282244	12.740657	12.93%	0
2018	12.380933	11.282244	-8.87%	0
2017	11.366648	12.380933	8.92%	0
2016	11.020024	11.366648	3.15%	0
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
2010	9.129721	9.797666	7.32%	4,160
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.739859	13.720866	16.87%	0
2018	13.153361	11.739859	-10.75%	0
2017	11.684297	13.153361	12.57%	0
2016	11.199906	11.684297	4.32%	0
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
2010	8.597837	9.392628	9.24%	0
1045

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.373042	11.158510	7.57%	0
2018	10.959062	10.373042	-5.35%	0
2017	10.599860	10.959062	3.39%	0
2016	10.423517	10.599860	1.69%	0
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	0
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	30,843
2010	9.862495	10.238350	3.81%	30,986
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.249825	11.342996	10.67%	0
2018	11.342191	10.249825	-9.63%	0
2017	10.166707	11.342191	11.56%	0
2016	9.908172	10.166707	2.61%	0
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.518740	11.800331	12.18%	0
2018	11.647376	10.518740	-9.69%	0
2017	10.172106	11.647376	14.50%	0
2016	9.852239	10.172106	3.25%	0
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.558950	13.273938	14.84%	0
2018	12.801049	11.558950	-9.70%	0
2017	11.554588	12.801049	10.79%	0
2016	11.136019	11.554588	3.76%	0
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
2013	9.949779	11.393201	14.51%	0
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
2010	8.864196	9.595859	8.25%	0
1046

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.738447	13.946345	18.81%	0
2018	13.347052	11.738447	-12.05%	0
2017	11.629035	13.347052	14.77%	0
2016	11.118998	11.629035	4.59%	0
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
2013	9.460189	11.427758	20.80%	0
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
2010	8.322823	9.166812	10.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.065208	12.293629	11.10%	0
2018	11.955261	11.065208	-7.44%	0
2017	11.192214	11.955261	6.82%	0
2016	10.862204	11.192214	3.04%	0
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	9,837
2010	9.396894	9.959026	5.98%	9,837
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.231383	13.373433	9.34%	0
2018	14.928047	12.231383	-18.06%	0
2017	12.513765	14.928047	19.29%	0
2016	12.731319	12.513765	-1.71%	0
2015	13.630211	12.731319	-6.59%	0
2014	15.266787	13.630211	-10.72%	0
2013	13.078392	15.266787	16.73%	0
2012	11.254156	13.078392	16.21%	43
2011	13.220877	11.254156	-14.88%	42
2010	12.789798	13.220877	3.37%	37
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.706971	11.312368	5.65%	0
2018	11.093456	10.706971	-3.48%	0
2017	10.954271	11.093456	1.27%	0
2016	10.731772	10.954271	2.07%	0
2015	11.139016	10.731772	-3.66%	0
2014	10.947658	11.139016	1.75%	0
2013	11.508013	10.947658	-4.87%	0
2012	11.016021	11.508013	4.47%	30
2011	10.666995	11.016021	3.27%	27
2010	10.277594	10.666995	3.79%	29
1047

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.326635	12.065751	6.53%	0
2018	11.826647	11.326635	-4.23%	0
2017	11.724704	11.826647	0.87%	0
2016	11.672135	11.724704	0.45%	0
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
2010	11.026696	11.587684	5.09%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.297833	11.988037	16.41%	0
2018	11.797965	10.297833	-12.72%	0
2017	10.295422	11.797965	14.59%	0
2016	9.508368	10.295422	8.28%	0
2015	10.101429	9.508368	-5.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.953144	11.368827	14.22%	0
2018	11.110194	9.953144	-10.41%	0
2017	10.040458	11.110194	10.65%	0
2016	9.496130	10.040458	5.73%	0
2015	9.944909	9.496130	-4.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	23.174907	27.631627	19.23%	0
2018	28.959710	23.174907	-19.98%	0
2017	21.095014	28.959710	37.28%	0
2016	20.190887	21.095014	4.48%	0
2015	24.798604	20.190887	-18.58%	0
2014	27.064117	24.798604	-8.37%	0
2013	27.724932	27.064117	-2.38%	0
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
2010	28.763022	32.407495	12.67%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.043603	10.374547	3.30%	0
2018	10.339504	10.043603	-2.86%	0
2017	10.419336	10.339504	-0.77%	0
2016	10.639733	10.419336	-2.07%	0
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
2013	11.560693	10.781225	-6.74%	0
2012	11.541747	11.560693	0.16%	35
2011	11.070092	11.541747	4.26%	29
2010	10.869202	11.070092	1.85%	32
1048

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.541885	7.461305	-1.07%	0
2018	7.653907	7.541885	-1.46%	0
2017	7.840732	7.653907	-2.38%	0
2016	8.065353	7.840732	-2.79%	0
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
2013	8.782623	8.536715	-2.80%	0
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
2010	9.563664	9.295895	-2.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.595154	8.778788	15.58%	0
2018	9.173144	7.595154	-17.20%	0
2017	7.425949	9.173144	23.53%	0
2016	7.591160	7.425949	-2.18%	0
2015	8.069825	7.591160	-5.93%	0
2014	8.362511	8.069825	-3.50%	0
2013	7.318072	8.362511	14.27%	0
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
2010	6.799997	7.469257	9.84%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.149855	9.601250	17.81%	0
2018	9.765630	8.149855	-16.55%	0
2017	8.071918	9.765630	20.98%	0
2016	8.260578	8.071918	-2.28%	0
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
2010	7.908176	8.255639	4.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.048871	24.112395	20.27%	0
2018	22.634105	20.048871	-11.42%	0
2017	19.660670	22.634105	15.12%	0
2016	18.476085	19.660670	6.41%	0
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
2013	15.211995	18.815140	23.69%	0
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
2010	12.978088	14.460437	11.42%	1,783
1049

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.268902	15.997165	12.11%	0
2018	15.430631	14.268902	-7.53%	0
2017	14.283888	15.430631	8.03%	0
2016	13.822964	14.283888	3.33%	0
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
2013	12.711006	14.013733	10.25%	0
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
2010	11.421675	12.191626	6.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.715906	19.487846	16.58%	0
2018	18.390240	16.715906	-9.10%	0
2017	16.478180	18.390240	11.60%	0
2016	15.733797	16.478180	4.73%	0
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
2010	11.975410	13.040705	8.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.421778	12.160345	6.47%	0
2018	11.968491	11.421778	-4.57%	0
2017	11.650222	11.968491	2.73%	0
2016	11.494770	11.650222	1.35%	0
2015	11.794682	11.494770	-2.54%	0
2014	11.680051	11.794682	0.98%	0
2013	11.462657	11.680051	1.90%	0
2012	11.213319	11.462657	2.22%	0
2011	11.207072	11.213319	0.06%	0
2010	10.888225	11.207072	2.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.324715	11.340112	9.83%	0
2018	11.257151	10.324715	-8.28%	0
2017	10.155527	11.257151	10.85%	0
2016	9.883121	10.155527	2.76%	0
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0
1050

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.600018	11.874323	12.02%	0
2018	11.610056	10.600018	-8.70%	0
2017	10.211311	11.610056	13.70%	0
2016	9.821915	10.211311	3.96%	0
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.968030	18.275195	14.45%	0
2018	17.420168	15.968030	-8.34%	0
2017	15.869077	17.420168	9.77%	0
2016	15.236554	15.869077	4.15%	0
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0
2013	13.570711	15.384138	13.36%	0
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
2010	12.028259	12.967653	7.81%	5,115
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.421601	21.814396	18.42%	0
2018	20.542703	18.421601	-10.33%	0
2017	18.111804	20.542703	13.42%	0
2016	17.175295	18.111804	5.45%	0
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
2013	14.667970	17.447894	18.95%	0
2012	13.266031	14.667970	10.57%	0
2011	13.943954	13.266031	-4.86%	0
2010	12.713633	13.943954	9.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.728427	15.143273	10.31%	0
2018	14.673779	13.728427	-6.44%	0
2017	13.822035	14.673779	6.16%	0
2016	13.451908	13.822035	2.75%	0
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
2013	12.660893	13.597992	7.40%	0
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
2010	11.521651	12.152968	5.48%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.366943	3.67%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.664689	6.65%	0
1051

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.401608	19.494302	26.57%	0
2018	16.397314	15.401608	-6.07%	0
2017	12.987504	16.397314	26.25%	0
2016	13.099864	12.987504	-0.86%	0
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
2013	9.342327	12.205975	30.65%	0
2012	8.276240	9.342327	12.88%	18
2011	8.798578	8.276240	-5.94%	20
2010	7.846692	8.798578	12.13%	20
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.463811	12.100275	15.64%	0
2018	11.312295	10.463811	-7.50%	0
2017	9.899476	11.312295	14.27%	0
2016	9.381897	9.899476	5.52%	0
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.743149	13.923587	18.57%	0
2018	12.402771	11.743149	-5.32%	0
2017	10.484178	12.402771	18.30%	0
2016	9.800798	10.484178	6.97%	0
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.890612	33.226111	33.49%	0
2018	26.012615	24.890612	-4.31%	0
2017	21.059052	26.012615	23.52%	0
2016	20.966938	21.059052	0.44%	0
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
2013	14.721296	19.501541	32.47%	0
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
2010	12.793346	13.494469	5.48%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.816384	25.632547	23.14%	0
2018	23.660353	20.816384	-12.02%	0
2017	22.445897	23.660353	5.41%	0
2016	19.208138	22.445897	16.86%	0
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
2013	14.717743	18.836864	27.99%	0
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0
2010	12.315993	13.545816	9.99%	0
1052

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	28.512359	34.823165	22.13%	0
2018	33.107800	28.512359	-13.88%	0
2017	29.416796	33.107800	12.55%	0
2016	25.157316	29.416796	16.93%	0
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
2013	19.306383	24.967964	29.32%	0
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0
2010	14.550676	17.849576	22.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.872087	13.415746	13.00%	0
2018	14.778104	11.872087	-19.66%	0
2017	12.406597	14.778104	19.11%	0
2016	12.157400	12.406597	2.05%	0
2015	13.214157	12.157400	-8.00%	0
2014	15.051552	13.214157	-12.21%	0
2013	12.792227	15.051552	17.66%	0
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
2010	13.445595	13.839832	2.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.516293	15.219353	21.60%	0
2018	14.601034	12.516293	-14.28%	0
2017	13.134034	14.601034	11.17%	0
2016	11.643087	13.134034	12.81%	0
2015	12.404860	11.643087	-6.14%	0
2014	11.576407	12.404860	7.16%	0
2013	8.820197	11.576407	31.25%	0
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
2010	7.714365	8.454273	9.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.871292	19.105682	20.38%	0
2018	18.805218	15.871292	-15.60%	0
2017	16.993522	18.805218	10.66%	0
2016	14.866063	16.993522	14.31%	0
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
2013	10.498746	13.845848	31.88%	0
2012	9.284300	10.498746	13.08%	34
2011	9.778223	9.284300	-5.05%	36
2010	8.408810	9.778223	16.29%	35
1053

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	19.435635	25.574795	31.59%	0
2018	21.789290	19.435635	-10.80%	0
2017	17.982792	21.789290	21.17%	0
2016	17.119811	17.982792	5.04%	0
2015	17.520256	17.119811	-2.29%	0
2014	17.578827	17.520256	-0.33%	0
2013	12.563196	17.578827	39.92%	0
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
2010	9.753071	11.860237	21.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	24.308262	28.043936	15.37%	0
2018	30.180901	24.308262	-19.46%	0
2017	28.548811	30.180901	5.72%	0
2016	23.380077	28.548811	22.11%	0
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
2013	18.172703	24.734204	36.11%	0
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
2010	13.755613	16.910688	22.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.763517	30.172910	21.84%	0
2018	29.233041	24.763517	-15.29%	0
2017	26.566098	29.233041	10.04%	0
2016	22.301470	26.566098	19.12%	0
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
2013	17.514474	23.928023	36.62%	0
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
2010	14.059268	17.079707	21.48%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.912534	18.270497	22.52%	0
2018	16.302438	14.912534	-8.53%	0
2017	14.168681	16.302438	15.06%	0
2016	13.237495	14.168681	7.03%	0
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
2013	9.453792	12.731911	34.68%	0
2012	8.732701	9.453792	8.26%	49
2011	9.287067	8.732701	-5.97%	51
2010	7.732444	9.287067	20.11%	50
1054

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.761672	14.913051	26.79%	0
2018	12.614290	11.761672	-6.76%	0
2017	12.225488	12.614290	3.18%	0
2016	11.734323	12.225488	4.19%	0
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
2013	10.254766	10.236747	-0.18%	0
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
2010	7.011351	8.847693	26.19%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.731616	18.735220	27.18%	0
2018	15.935071	14.731616	-7.55%	0
2017	13.522520	15.935071	17.84%	0
2016	12.487782	13.522520	8.29%	0
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.891625	8.995918	1.17%	0
2018	9.074752	8.891625	-2.02%	0
2017	9.190313	9.074752	-1.26%	0
2016	9.224476	9.190313	-0.37%	0
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
2013	10.019151	9.748868	-2.70%	0
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
2010	10.157941	10.112451	-0.45%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.135016	15.954018	21.46%	0
2018	15.245068	13.135016	-13.84%	0
2017	13.735105	15.245068	10.99%	0
2016	11.689805	13.735105	17.50%	0
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
2013*	10.000000	12.441855	24.42%	0
1055

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.641302	19.473948	33.01%	0
2018	16.208025	14.641302	-9.67%	0
2017	13.074863	16.208025	23.96%	0
2016	12.682444	13.074863	3.09%	0
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
2013	9.639645	12.987247	34.73%	0
2012	8.651068	9.639645	11.43%	24
2011	9.314391	8.651068	-7.12%	26
2010	7.576931	9.314391	22.93%	26
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	11.091524	13.765808	24.11%	0
2018	13.742698	11.091524	-19.29%	0
2017	11.152868	13.742698	23.22%	0
2016	11.685470	11.152868	-4.56%	0
2015	11.841188	11.685470	-1.32%	0
2014	12.594699	11.841188	-5.98%	0
2013	10.996255	12.594699	14.54%	0
2012	9.549057	10.996255	15.16%	0
2011	11.205644	9.549057	-14.78%	0
2010	9.448046	11.205644	18.60%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	27.840282	35.850475	28.77%	0
2018	30.657820	27.840282	-9.19%	0
2017	25.319038	30.657820	21.09%	0
2016	25.005713	25.319038	1.25%	0
2015	25.472734	25.005713	-1.83%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.190543	8.254726	0.78%	0
2018	8.342623	8.190543	-1.82%	0
2017	8.506483	8.342623	-1.93%	0
2016	8.645441	8.506483	-1.61%	0
2015	8.878185	8.645441	-2.62%	0
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	0
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
2010	9.151815	9.365725	2.34%	0
1056

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.908135	28.030584	22.36%	0
2018	25.003686	22.908135	-8.38%	0
2017	21.718972	25.003686	15.12%	0
2016	20.337167	21.718972	6.79%	0
2015	21.020485	20.337167	-3.25%	0
2014	19.591962	21.020485	7.29%	0
2013	14.647886	19.591962	33.75%	0
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
2010	12.070405	14.414301	19.42%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.803470	10.648048	8.62%	0
2018	10.668615	9.803470	-8.11%	0
2017	9.679949	10.668615	10.21%	0
2016	8.819760	9.679949	9.75%	0
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
2013	10.516617	10.233309	-2.69%	0
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.898298	11.030880	11.44%	0
2018	10.701400	9.898298	-7.50%	0
2017	10.028052	10.701400	6.71%	0
2016	9.112124	10.028052	10.05%	0
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.887496	10.275470	3.92%	0
2018	10.605935	9.887496	-6.77%	0
2017	9.852929	10.605935	7.64%	0
2016	9.849984	9.852929	0.03%	0
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
2010	10.760148	11.439096	6.31%	0
1057

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.767169	9.866204	1.01%	0
2018	10.026320	9.767169	-2.58%	0
2017	10.186790	10.026320	-1.58%	0
2016	10.344440	10.186790	-1.52%	0
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
2013	11.183414	10.845035	-3.03%	0
2012	10.880780	11.183414	2.78%	21
2011	11.081664	10.880780	-1.81%	18
2010	10.838809	11.081664	2.24%	19
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.814223	9.796632	-0.18%	0
2018	9.956419	9.814223	-1.43%	0
2017	10.011643	9.956419	-0.55%	0
2016*	10.000000	10.011643	0.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.721513	10.228619	5.22%	0
2018	10.067043	9.721513	-3.43%	0
2017	9.880298	10.067043	1.89%	0
2016	9.908150	9.880298	-0.28%	0
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
2013	10.539384	10.033962	-4.80%	0
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.916618	12.569752	26.75%	0
2018	11.150513	9.916618	-11.07%	0
2017*	10.000000	11.150513	11.51%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	13.001810	17.281297	32.91%	0
2018	13.067541	13.001810	-0.50%	0
2017	10.269137	13.067541	27.25%	0
2016*	10.000000	10.269137	2.69%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.754296	16.732002	21.65%	0
2018	17.497498	13.754296	-21.39%	0
2017	14.220103	17.497498	23.05%	0
2016	14.996571	14.220103	-5.18%	0
2015	15.407054	14.996571	-2.66%	0
2014	17.003468	15.407054	-9.39%	0
2013	13.658834	17.003468	24.49%	0
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
2010	13.348752	14.276238	6.95%	0
1058

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.627348	38.292914	25.03%	0
2018	31.247083	30.627348	-1.98%	0
2017	25.249518	31.247083	23.75%	0
2016	29.092509	25.249518	-13.21%	0
2015	26.611947	29.092509	9.32%	0
2014	20.863569	26.611947	27.55%	0
2013	14.260594	20.863569	46.30%	0
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
2010*	10.000000	10.438042	4.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.780461	5.183125	8.42%	0
2018	6.872416	4.780461	-30.44%	0
2017	7.211989	6.872416	-4.71%	0
2016	5.173250	7.211989	39.41%	0
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.899642	5.327724	8.74%	0
2018	7.029509	4.899642	-30.30%	0
2017	7.356324	7.029509	-4.44%	0
2016	5.265872	7.356324	39.70%	0
2015	8.140753	5.265872	-35.31%	0
2014	10.353549	8.140753	-21.37%	0
2013	9.636679	10.353549	7.44%	0
2012*	10.000000	9.636679	-3.63%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.282733	21.567350	24.79%	0
2018	20.512312	17.282733	-15.74%	0
2017	16.686587	20.512312	22.93%	0
2016	16.522311	16.686587	0.99%	0
2015	17.544682	16.522311	-5.83%	0
2014	16.379447	17.544682	7.11%	0
2013	12.582098	16.379447	30.18%	0
2012	11.133015	12.582098	13.02%	0
2011	12.292374	11.133015	-9.43%	0
2010	11.256649	12.292374	9.20%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.684571	6.85%	0
1059

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	16.244468	18.972217	16.79%	0
2018	17.215078	16.244468	-5.64%	0
2017	15.777011	17.215078	9.11%	0
2016	15.073910	15.777011	4.66%	0
2015	15.316841	15.073910	-1.59%	0
2014	13.347631	15.316841	14.75%	0
2013	11.478656	13.347631	16.28%	0
2012	10.448196	11.478656	9.86%	0
2011	10.093841	10.448196	3.51%	0
2010	9.166221	10.093841	10.12%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	22.670932	30.199640	33.21%	0
2018	23.263651	22.670932	-2.55%	0
2017	17.780140	23.263651	30.84%	0
2016	18.196548	17.780140	-2.29%	0
2015	18.472499	18.196548	-1.49%	0
2014	18.297588	18.472499	0.96%	0
2013	13.457366	18.297588	35.97%	0
2012	11.500789	13.457366	17.01%	0
2011	12.525563	11.500789	-8.18%	0
2010*	10.000000	12.525563	25.26%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.350664	29.545580	21.33%	0
2018	24.732619	24.350664	-1.54%	0
2017	20.215442	24.732619	22.35%	0
2016	19.300950	20.215442	4.74%	0
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0
2013	14.680910	21.438217	46.03%	0
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0
2010	12.253392	15.099441	23.23%	0
1060

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.647883	11.921021	11.96%	0
2018	11.831401	10.647883	-10.00%	0
2017	10.651755	11.831401	11.07%	0
2016	10.606335	10.651755	0.43%	0
2015	11.061323	10.606335	-4.11%	0
2014	10.926177	11.061323	1.24%	0
2013	10.047648	10.926177	8.74%	0
2012*	10.000000	10.047648	0.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.874854	25.068417	20.09%	0
2018	22.824959	20.874854	-8.54%	0
2017	19.808526	22.824959	15.23%	0
2016	18.355889	19.808526	7.91%	0
2015	18.628607	18.355889	-1.46%	0
2014	17.545076	18.628607	6.18%	0
2013	13.417858	17.545076	30.76%	0
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
2010	10.431715	11.431740	9.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.578083	8.598180	13.46%	0
2018*	10.000000	7.578083	-24.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.286180	31.784425	16.49%	0
2018	33.164317	27.286180	-17.72%	0
2017	30.247427	33.164317	9.64%	0
2016	24.947107	30.247427	21.25%	0
2015	27.229607	24.947107	-8.38%	0
2014	25.726932	27.229607	5.84%	0
2013	19.240120	25.726932	33.72%	0
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
2010	15.311951	18.831477	22.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.545808	11.157348	5.80%	0
2018	11.171831	10.545808	-5.60%	0
2017	11.091400	11.171831	0.73%	0
2016	10.936072	11.091400	1.42%	0
2015	11.541832	10.936072	-5.25%	0
2014	11.500928	11.541832	0.36%	0
2013	12.935243	11.500928	-11.09%	0
2012	12.399799	12.935243	4.32%	0
2011	11.421046	12.399799	8.57%	0
2010	11.183523	11.421046	2.12%	0
1061

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	20.224024	24.313704	20.22%	0
2018	22.434701	20.224024	-9.85%	0
2017	19.194685	22.434701	16.88%	0
2016	17.452425	19.194685	9.98%	0
2015	19.100791	17.452425	-8.63%	0
2014	17.502713	19.100791	9.13%	0
2013	13.297445	17.502713	31.62%	0
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0
2010	10.818814	11.967587	10.62%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.240129	26.617635	25.32%	0
2018	25.123626	21.240129	-15.46%	0
2017	23.198135	25.123626	8.30%	0
2016	19.456527	23.198135	19.23%	0
2015	20.348797	19.456527	-4.38%	0
2014	18.019510	20.348797	12.93%	0
2013	14.278533	18.019510	26.20%	0
2012	12.646237	14.278533	12.91%	0
2011	13.127160	12.646237	-3.66%	0
2010	11.356813	13.127160	15.59%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.813705	10.950997	11.59%	0
2018	10.403710	9.813705	-5.67%	0
2017	10.000207	10.403710	4.03%	0
2016	9.123264	10.000207	9.61%	0
2015*	10.000000	9.123264	-8.77%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.329726	9.892915	6.04%	0
2018	9.674736	9.329726	-3.57%	0
2017	9.648414	9.674736	0.27%	0
2016	9.692328	9.648414	-0.45%	0
2015*	10.000000	9.692328	-3.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.092182	13.735358	23.83%	0
2018	12.334268	11.092182	-10.07%	0
2017	10.897864	12.334268	13.18%	0
2016	9.664562	10.897864	12.76%	0
2015*	10.000000	9.664562	-3.35%	0
1062

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.489505	15.431974	14.40%	0
2018	15.026389	13.489505	-10.23%	0
2017	13.601351	15.026389	10.48%	0
2016	13.486078	13.601351	0.85%	0
2015	14.022151	13.486078	-3.82%	0
2014	14.159939	14.022151	-0.97%	0
2013	12.738832	14.159939	11.16%	0
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
2010	11.945147	12.737670	6.63%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.455075	12.173793	16.44%	0
2018	12.766176	10.455075	-18.10%	0
2017	11.421645	12.766176	11.77%	0
2016	10.204450	11.421645	11.93%	0
2015	10.774972	10.204450	-5.29%	0
2014*	10.000000	10.774972	7.75%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	30.026309	35.650283	18.73%	0
2018	33.960723	30.026309	-11.59%	0
2017	31.096970	33.960723	9.21%	0
2016	25.457008	31.096970	22.15%	0
2015	26.828908	25.457008	-5.11%	0
2014	26.270556	26.828908	2.13%	0
2013	19.216619	26.270556	36.71%	0
2012	17.091152	19.216619	12.44%	0
2011	17.493101	17.091152	-2.30%	0
2010	14.309916	17.493101	22.24%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	22.238723	28.168773	26.67%	0
2018	24.063163	22.238723	-7.58%	0
2017	20.432548	24.063163	17.77%	0
2016	18.871137	20.432548	8.27%	0
2015	19.257526	18.871137	-2.01%	0
2014	17.525788	19.257526	9.88%	0
2013	13.696965	17.525788	27.95%	0
2012	12.210229	13.696965	12.18%	0
2011	12.367268	12.210229	-1.27%	0
2010	11.114131	12.367268	11.28%	0
1063

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.362634	25.501601	31.71%	0
2018	21.458202	19.362634	-9.77%	0
2017	17.388929	21.458202	23.40%	0
2016	16.628230	17.388929	4.57%	0
2015	17.593527	16.628230	-5.49%	0
2014	16.795122	17.593527	4.75%	0
2013	14.307877	16.795122	17.38%	0
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0
2010	11.325203	12.658021	11.77%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	16.003279	18.888495	18.03%	0
2018	20.413036	16.003279	-21.60%	0
2017	16.892980	20.413036	20.84%	0
2016	14.887578	16.892980	13.47%	0
2015	15.720917	14.887578	-5.30%	0
2014	15.971149	15.720917	-1.57%	0
2013	11.091185	15.971149	44.00%	0
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0
2010	8.948211	11.372495	27.09%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.418986	10.662529	13.20%	0
2018	10.100763	9.418986	-6.75%	0
2017*	10.000000	10.100763	1.01%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.593285	15.625787	24.08%	0
2018	15.610016	12.593285	-19.33%	0
2017	14.376208	15.610016	8.58%	0
2016	11.287750	14.376208	27.36%	0
2015	12.421712	11.287750	-9.13%	0
2014	12.105982	12.421712	2.61%	0
2013*	10.000000	12.105982	21.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.739154	10.131367	4.03%	0
2018	10.035068	9.739154	-2.95%	0
2017	9.984909	10.035068	0.50%	0
2016	9.433136	9.984909	5.85%	0
2015	9.807171	9.433136	-3.81%	0
2014*	10.000000	9.807171	-1.93%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	9.001073	10.486092	16.50%	0
2018*	10.000000	9.001073	-9.99%	0
1064

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.943059	11.606040	6.06%	0
2018	11.354840	10.943059	-3.63%	0
2017	11.264648	11.354840	0.80%	0
2016	11.198670	11.264648	0.59%	0
2015	11.578089	11.198670	-3.28%	0
2014	11.513297	11.578089	0.56%	0
2013	11.762793	11.513297	-2.12%	0
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0
2010	10.613478	11.165039	5.20%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.158082	10.239380	25.51%	0
2018*	10.000000	8.158082	-18.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.362776	15.026633	12.45%	0
2018	14.369435	13.362776	-7.01%	0
2017	13.111783	14.369435	9.59%	0
2016	12.824590	13.111783	2.24%	0
2015	13.271241	12.824590	-3.37%	0
2014	13.108541	13.271241	1.24%	0
2013	11.920013	13.108541	9.97%	0
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
2010	10.396182	11.367225	9.34%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.095826	16.416423	16.46%	0
2018	15.450866	14.095826	-8.77%	0
2017	13.678504	15.450866	12.96%	0
2016	13.306502	13.678504	2.80%	0
2015	13.760073	13.306502	-3.30%	0
2014	13.541487	13.760073	1.61%	0
2013	12.053994	13.541487	12.34%	0
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	0
2010	10.297100	11.437291	11.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.018983	18.109250	20.58%	0
2018	16.816731	15.018983	-10.69%	0
2017	14.340762	16.816731	17.27%	0
2016	13.875833	14.340762	3.35%	0
2015	14.359008	13.875833	-3.36%	0
2014	14.110938	14.359008	1.76%	0
2013	11.963496	14.110938	17.95%	0
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
2010	10.059017	11.325483	12.59%	0
1065

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.813776	13.039110	20.58%	0
2018	11.650246	10.813776	-7.18%	0
2017	10.326658	11.650246	12.82%	0
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.710199	32.789327	27.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.313546	11.004049	6.70%	0
2018	14.113736	10.313546	-26.93%	0
2017	14.941271	14.113736	-5.54%	0
2016	11.518918	14.941271	29.71%	0
2015	14.962068	11.518918	-23.01%	0
2014	17.655476	14.962068	-15.26%	0
2013	14.638652	17.655476	20.61%	0
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
2010	13.494346	15.621597	15.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.658289	23.040243	23.49%	0
2018	21.001985	18.658289	-11.16%	0
2017	19.188768	21.001985	9.45%	0
2016	16.778652	19.188768	14.36%	0
2015	18.035381	16.778652	-6.97%	0
2014	17.113328	18.035381	5.39%	0
2013	13.780359	17.113328	24.19%	0
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0
2010	11.099780	12.392324	11.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.137656	14.031828	25.99%	0
2018	12.627107	11.137656	-11.80%	0
2017	11.144978	12.627107	13.30%	0
2016*	10.000000	11.144978	11.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.427380	31.794426	30.16%	0
2018	25.257414	24.427380	-3.29%	0
2017	19.282300	25.257414	30.99%	0
2016	19.737859	19.282300	-2.31%	0
2015	19.004730	19.737859	3.86%	0
2014	17.621578	19.004730	7.85%	0
2013	13.336874	17.621578	32.13%	0
2012	12.000554	13.336874	11.14%	0
2011	12.355870	12.000554	-2.88%	0
2010	10.267845	12.355870	20.34%	0
1066

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.181994	11.884968	6.29%	0
2018	11.603209	11.181994	-3.63%	0
2017	11.484189	11.603209	1.04%	0
2016	11.313537	11.484189	1.51%	0
2015	11.745278	11.313537	-3.68%	0
2014	11.446764	11.745278	2.61%	0
2013	12.031386	11.446764	-4.86%	0
2012	11.728008	12.031386	2.59%	0
2011	11.277651	11.728008	3.99%	0
2010	10.793726	11.277651	4.48%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	30.800709	36.856805	19.66%	0
2018	37.206320	30.800709	-17.22%	0
2017	31.769728	37.206320	17.11%	0
2016	29.215641	31.769728	8.74%	0
2015	30.570788	29.215641	-4.43%	0
2014	29.677652	30.570788	3.01%	0
2013	22.483110	29.677652	32.00%	0
2012	20.202239	22.483110	11.29%	0
2011	23.325437	20.202239	-13.39%	0
2010	18.673602	23.325437	24.91%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.682093	21.902429	23.87%	0
2018	21.430980	17.682093	-17.49%	0
2017	16.968921	21.430980	26.30%	0
2016	18.436690	16.968921	-7.96%	0
2015	18.372052	18.436690	0.35%	0
2014	20.622203	18.372052	-10.91%	0
2013	16.307363	20.622203	26.46%	0
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
2010	15.841322	17.364785	9.62%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.805767	28.408170	30.28%	0
2018	27.210966	21.805767	-19.86%	0
2017	23.518107	27.210966	15.70%	0
2016	22.152214	23.518107	6.17%	0
2015	23.553679	22.152214	-5.95%	0
2014	22.762183	23.553679	3.48%	0
2013	17.997234	22.762183	26.48%	0
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0
2010	13.441636	16.498413	22.74%	0
1067

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.900457	12.692900	16.44%	0
2018	12.420589	10.900457	-12.24%	0
2017	11.416322	12.420589	8.80%	0
2016	10.381873	11.416322	9.96%	0
2015	11.394514	10.381873	-8.89%	0
2014	11.404023	11.394514	-0.08%	0
2013	9.483976	11.404023	20.25%	0
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0
2010	8.261511	8.849217	7.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.260285	14.951195	12.75%	0
2018	14.265528	13.260285	-7.05%	0
2017	13.387752	14.265528	6.56%	0
2016	12.084632	13.387752	10.78%	0
2015	13.383363	12.084632	-9.70%	0
2014	13.168160	13.383363	1.63%	0
2013	11.895920	13.168160	10.69%	0
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0
2010	9.983182	10.927970	9.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.580895	28.350134	25.55%	0
2018	24.490169	22.580895	-7.80%	0
2017	20.907878	24.490169	17.13%	0
2016	18.544451	20.907878	12.74%	0
2015	19.811233	18.544451	-6.39%	0
2014	18.756282	19.811233	5.62%	0
2013	14.886544	18.756282	25.99%	0
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
2010	11.339104	13.290421	17.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	26.230922	32.197829	22.75%	0
2018	30.996574	26.230922	-15.37%	0
2017	28.832064	30.996574	7.51%	0
2016	22.794135	28.832064	26.49%	0
2015	25.334492	22.794135	-10.03%	0
2014	25.929887	25.334492	-2.30%	0
2013	19.590759	25.929887	32.36%	0
2012	17.034455	19.590759	15.01%	0
2011	18.218332	17.034455	-6.50%	0
2010	14.624764	18.218332	24.57%	0
1068

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.196106	11.319169	23.09%	0
2018	11.243566	9.196106	-18.21%	0
2017	8.241734	11.243566	36.42%	0
2016	7.222913	8.241734	14.11%	0
2015	9.247957	7.222913	-21.90%	0
2014*	10.000000	9.247957	-7.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.596669	17.050613	9.32%	0
2018	18.989438	15.596669	-17.87%	0
2017	16.748849	18.989438	13.38%	0
2016	16.084719	16.748849	4.13%	0
2015	17.706473	16.084719	-9.16%	0
2014	20.509280	17.706473	-13.67%	0
2013	17.167175	20.509280	19.47%	0
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0
2010	16.345908	17.215457	5.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.018406	8.937736	-0.89%	0
2018	9.107997	9.018406	-0.98%	0
2017	9.197329	9.107997	-0.97%	0
2016	9.196152	9.197329	0.01%	0
2015	9.891841	9.196152	-7.03%	0
2014*	10.000000	9.891841	-1.08%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.675250	11.608977	8.75%	0
2018	11.488353	10.675250	-7.08%	0
2017	10.453696	11.488353	9.90%	0
2016	10.312188	10.453696	1.37%	0
2015	11.270417	10.312188	-8.50%	0
2014	11.160699	11.270417	0.98%	0
2013	10.115661	11.160699	10.33%	0
2012*	10.000000	10.115661	1.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.306730	9.839157	5.72%	0
2018*	10.000000	9.306730	-6.93%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.857530	9.036496	2.02%	0
2018	9.606329	8.857530	-7.79%	0
2017	9.536887	9.606329	0.73%	0
2016	9.863589	9.536887	-3.31%	0
2015	9.968642	9.863589	-1.05%	0
2014	9.804241	9.968642	1.68%	0
2013*	10.000000	9.804241	-1.96%	0
1069

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.828127	20.978493	32.54%	0
2018	16.954882	15.828127	-6.65%	0
2017	13.737675	16.954882	23.42%	0
2016	13.860009	13.737675	-0.88%	0
2015	13.619691	13.860009	1.76%	0
2014	12.960546	13.619691	5.09%	0
2013	9.542897	12.960546	35.81%	0
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.171454	14.785169	21.47%	0
2018	14.174949	12.171454	-14.13%	0
2017	12.724891	14.174949	11.40%	0
2016	11.573727	12.724891	9.95%	0
2015	12.446106	11.573727	-7.01%	0
2014	12.298480	12.446106	1.20%	0
2013	9.854172	12.298480	24.80%	0
2012*	10.000000	9.854172	-1.46%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	25.833790	32.991929	27.71%	0
2018	30.709535	25.833790	-15.88%	0
2017	23.186096	30.709535	32.45%	0
2016	23.901995	23.186096	-3.00%	0
2015	23.731736	23.901995	0.72%	0
2014	23.935879	23.731736	-0.85%	0
2013	19.401111	23.935879	23.37%	0
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
2010	16.529090	18.580115	12.41%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.115042	9.794524	7.45%	0
2018	9.830196	9.115042	-7.28%	0
2017	9.541758	9.830196	3.02%	0
2016	9.241879	9.541758	3.24%	0
2015	9.756156	9.241879	-5.27%	0
2014	9.798241	9.756156	-0.43%	0
2013	10.122851	9.798241	-3.21%	0
2012*	10.000000	10.122851	1.23%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.124447	10.099192	24.31%	0
2018	10.397169	8.124447	-21.86%	0
2017	8.463102	10.397169	22.85%	0
2016	8.953816	8.463102	-5.48%	0
2015	8.938890	8.953816	0.17%	0
2014*	10.000000	8.938890	-10.61%	0
1070

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	20.217671	25.875374	27.98%	0
2018	22.648271	20.217671	-10.73%	0
2017	19.985789	22.648271	13.32%	0
2016	18.482182	19.985789	8.14%	0
2015	18.451138	18.482182	0.17%	0
2014	17.203163	18.451138	7.25%	0
2013	13.472080	17.203163	27.69%	0
2012	11.892824	13.472080	13.28%	0
2011	12.279621	11.892824	-3.15%	0
2010	10.912562	12.279621	12.53%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	27.591955	33.810979	22.54%	0
2018	31.752769	27.591955	-13.10%	0
2017	28.690481	31.752769	10.67%	0
2016	25.094807	28.690481	14.33%	0
2015	27.507402	25.094807	-8.77%	0
2014	25.358854	27.507402	8.47%	0
2013	18.561774	25.358854	36.62%	0
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0
2010	14.321482	17.121673	19.55%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.873609	15.230506	18.31%	0
2018	14.015839	12.873609	-8.15%	0
2017	12.196952	14.015839	14.91%	0
2016	12.884716	12.196952	-5.34%	0
2015	14.470666	12.884716	-10.96%	0
2014	15.723221	14.470666	-7.97%	0
2013	12.933754	15.723221	21.57%	0
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
2010	11.736860	12.391829	5.58%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.492412	12.414599	8.02%	0
2018	12.087074	11.492412	-4.92%	0
2017	11.661776	12.087074	3.65%	0
2016	10.330624	11.661776	12.89%	0
2015	11.373597	10.330624	-9.17%	0
2014	11.488410	11.373597	-1.00%	0
2013	10.701726	11.488410	7.35%	0
2012*	10.000000	10.701726	7.02%	0
1071

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.885926	19.948702	34.01%	0
2018	15.334137	14.885926	-2.92%	0
2017	12.437322	15.334137	23.29%	0
2016	12.063433	12.437322	3.10%	0
2015	13.179193	12.063433	-8.47%	0
2014	12.576162	13.179193	4.80%	0
2013	9.962370	12.576162	26.24%	0
2012*	10.000000	9.962370	-0.38%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	21.014043	24.962410	18.79%	0
2018	21.541116	21.014043	-2.45%	0
2017	18.767521	21.541116	14.78%	0
2016	18.515978	18.767521	1.36%	0
2015	18.981274	18.515978	-2.45%	0
2014	18.050970	18.981274	5.15%	0
2013	15.509102	18.050970	16.39%	0
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
2010	13.613999	14.300124	5.04%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.259437	9.830157	6.16%	0
2018	9.656818	9.259437	-4.12%	0
2017	9.616868	9.656818	0.42%	0
2016	9.683067	9.616868	-0.68%	0
2015*	10.000000	9.683067	-3.17%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	31.668754	42.104415	32.95%	0
2018	32.052339	31.668754	-1.20%	0
2017	25.377233	32.052339	26.30%	0
2016	25.621949	25.377233	-0.96%	0
2015	23.560979	25.621949	8.75%	0
2014	22.358839	23.560979	5.38%	0
2013	17.583572	22.358839	27.16%	0
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	0
2010	15.625200	16.163735	3.45%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.369405	30.065451	40.69%	0
2018	21.801806	21.369405	-1.98%	0
2017	15.484318	21.801806	40.80%	0
2016	13.998188	15.484318	10.62%	0
2015	13.769177	13.998188	1.66%	0
2014	12.961465	13.769177	6.23%	0
2013	9.854009	12.961465	31.53%	0
2012*	10.000000	9.854009	-1.46%	0
1072

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.878281	24.469413	23.10%	0
2018	24.115398	19.878281	-17.57%	0
2017	18.975150	24.115398	27.09%	0
2016	20.934619	18.975150	-9.36%	0
2015	23.629732	20.934619	-11.41%	0
2014	27.672179	23.629732	-14.61%	0
2013	24.924190	27.672179	11.03%	0
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
2010	28.393303	34.486224	21.46%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.375293	9.612732	14.77%	0
2018	10.587259	8.375293	-20.89%	0
2017	8.524629	10.587259	24.20%	0
2016	7.264344	8.524629	17.35%	0
2015	9.353698	7.264344	-22.34%	0
2014*	10.000000	9.353698	-6.46%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.575739	10.085216	5.32%	0
2018	9.960481	9.575739	-3.86%	0
2017	9.870473	9.960481	0.91%	0
2016*	10.000000	9.870473	-1.30%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.693364	20.166656	37.25%	0
2018	15.391353	14.693364	-4.53%	0
2017	12.539476	15.391353	22.74%	0
2016	11.862540	12.539476	5.71%	0
2015	12.478367	11.862540	-4.94%	0
2014	13.885236	12.478367	-10.13%	0
2013	10.120669	13.885236	37.20%	0
2012*	10.000000	10.120669	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.289455	29.301761	25.82%	0
2018	26.746993	23.289455	-12.93%	0
2017	23.459287	26.746993	14.01%	0
2016	21.221965	23.459287	10.54%	0
2015	22.050521	21.221965	-3.76%	0
2014	20.596062	22.050521	7.06%	0
2013	15.634583	20.596062	31.73%	0
2012	13.888456	15.634583	12.57%	0
2011	14.362053	13.888456	-3.30%	0
2010	13.292178	14.362053	8.05%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.743677	7.44%	0
1073

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.682201	19.143695	22.07%	0
2018	17.884213	15.682201	-12.31%	0
2017	14.514435	17.884213	23.22%	0
2016	14.386342	14.514435	0.89%	0
2015	13.928054	14.386342	3.29%	0
2014	14.176074	13.928054	-1.75%	0
2013	11.432369	14.176074	24.00%	0
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0
2010*	10.000000	10.637566	6.38%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.031020	16.314967	35.61%	0
2018	12.315142	12.031020	-2.31%	0
2017	9.894679	12.315142	24.46%	0
2016	9.622014	9.894679	2.83%	0
2015*	10.000000	9.622014	-3.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.861971	11.672127	7.46%	0
2018	11.285171	10.861971	-3.75%	0
2017	10.968717	11.285171	2.89%	0
2016	10.664626	10.968717	2.85%	0
2015	11.069639	10.664626	-3.66%	0
2014	10.592940	11.069639	4.50%	0
2013	10.967350	10.592940	-3.41%	0
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0
2010	9.725393	10.096278	3.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.712498	20.755207	10.92%	0
2018	20.724634	18.712498	-9.71%	0
2017	19.465001	20.724634	6.47%	0
2016	18.117402	19.465001	7.44%	0
2015	18.870811	18.117402	-3.99%	0
2014	18.878789	18.870811	-0.04%	0
2013	21.297721	18.878789	-11.36%	0
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
2010	16.799011	17.910290	6.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.894399	11.048952	24.22%	0
2018	9.941162	8.894399	-10.53%	0
2017	9.091448	9.941162	9.35%	0
2016	8.139126	9.091448	11.70%	0
2015*	10.000000	8.139126	-18.61%	0
1074

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.765662	18.992444	20.47%	0
2018	17.486789	15.765662	-9.84%	0
2017	15.315145	17.486789	14.18%	0
2016	14.200506	15.315145	7.85%	0
2015	15.745751	14.200506	-9.81%	0
2014	16.549380	15.745751	-4.86%	0
2013	12.912787	16.549380	28.16%	0
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0
2010*	10.000000	11.259688	12.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.808003	16.202427	17.34%	0
2018	14.960335	13.808003	-7.70%	0
2017	13.297705	14.960335	12.50%	0
2016	12.556624	13.297705	5.90%	0
2015	12.799045	12.556624	-1.89%	0
2014	12.548315	12.799045	2.00%	0
2013	10.476793	12.548315	19.77%	0
2012	9.320040	10.476793	12.41%	0
2011	9.504544	9.320040	-1.94%	2,019
2010	8.733638	9.504544	8.83%	2,047
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.567760	10.130107	5.88%	0
2018	9.956890	9.567760	-3.91%	0
2017	9.929263	9.956890	0.28%	0
2016	9.955862	9.929263	-0.27%	0
2015	10.271667	9.955862	-3.07%	0
2014	10.071563	10.271667	1.99%	0
2013	10.640922	10.071563	-5.35%	0
2012	10.435564	10.640922	1.97%	0
2011	10.159307	10.435564	2.72%	1,794
2010	9.866260	10.159307	2.97%	1,760
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.269539	19.993744	30.94%	0
2018	17.355568	15.269539	-12.02%	0
2017	13.639271	17.355568	27.25%	0
2016	14.012016	13.639271	-2.66%	0
2015	13.537350	14.012016	3.51%	0
2014	13.683337	13.537350	-1.07%	0
2013	10.948685	13.683337	24.98%	0
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0
2010	9.689505	10.477371	8.13%	0
1075

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.993312	21.509042	26.57%	0
2018	17.610352	16.993312	-3.50%	0
2017	14.182804	17.610352	24.17%	0
2016	13.384511	14.182804	5.96%	0
2015	12.945167	13.384511	3.39%	0
2014	12.330279	12.945167	4.99%	0
2013	9.792270	12.330279	25.92%	0
2012	8.586035	9.792270	14.05%	0
2011	9.272117	8.586035	-7.40%	0
2010	8.074814	9.272117	14.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.245461	17.391716	22.09%	0
2018	14.993434	14.245461	-4.99%	0
2017	12.656625	14.993434	18.46%	0
2016	11.726651	12.656625	7.93%	0
2015	11.940937	11.726651	-1.79%	0
2014	11.150775	11.940937	7.09%	0
2013	8.631907	11.150775	29.18%	0
2012	7.590534	8.631907	13.72%	0
2011	7.991427	7.590534	-5.02%	2,539
2010	7.412181	7.991427	7.81%	2,534
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.240435	12.981942	6.06%	0
2018	12.904167	12.240435	-5.14%	0
2017	12.490784	12.904167	3.31%	0
2016	11.832977	12.490784	5.56%	0
2015	12.542678	11.832977	-5.66%	0
2014	12.427970	12.542678	0.92%	0
2013	12.938064	12.427970	-3.94%	0
2012	11.865073	12.938064	9.04%	0
2011	11.570290	11.865073	2.55%	0
2010	10.769389	11.570290	7.44%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.817443	25.686020	23.39%	0
2018	23.159490	20.817443	-10.11%	0
2017	20.254130	23.159490	14.34%	0
2016	17.730689	20.254130	14.23%	0
2015	19.523032	17.730689	-9.18%	0
2014	18.448978	19.523032	5.82%	0
2013	14.035362	18.448978	31.45%	0
2012	12.226383	14.035362	14.80%	0
2011	12.913599	12.226383	-5.32%	0
2010	11.513747	12.913599	12.16%	0
1076

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.426827	10.526901	11.67%	0
2018	10.603217	9.426827	-11.09%	0
2017	9.214677	10.603217	15.07%	0
2016	9.210260	9.214677	0.05%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.988459	10.342892	3.55%	0
2018*	10.000000	9.988459	-0.12%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	16.256305	18.121101	11.47%	0
2018	17.253335	16.256305	-5.78%	0
2017	16.634052	17.253335	3.72%	0
2016	14.997475	16.634052	10.91%	0
2015	15.850825	14.997475	-5.38%	0
2014	15.910070	15.850825	-0.37%	0
2013	15.295067	15.910070	4.02%	0
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0
2010	12.395195	13.626137	9.93%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.026378	17.453940	24.44%	0
2018	15.201549	14.026378	-7.73%	0
2017	12.540897	15.201549	21.22%	0
2016	11.368067	12.540897	10.32%	0
2015	11.842857	11.368067	-4.01%	0
2014	11.439929	11.842857	3.52%	0
2013	8.203888	11.439929	39.45%	0
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0
2010	7.512553	8.421537	12.10%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.807420	11.366226	29.05%	0
2018	10.881335	8.807420	-19.06%	0
2017	8.921328	10.881335	21.97%	0
2016	9.415062	8.921328	-5.24%	0
2015	9.755189	9.415062	-3.49%	0
2014	10.179053	9.755189	-4.16%	0
2013	8.653606	10.179053	17.63%	0
2012	7.711226	8.653606	12.22%	0
2011	8.782268	7.711226	-12.20%	0
2010	7.943090	8.782268	10.56%	0
1077

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.638388	25.869326	25.35%	0
2018	21.306503	20.638388	-3.14%	0
2017	18.237343	21.306503	16.83%	0
2016	16.886571	18.237343	8.00%	0
2015	17.267705	16.886571	-2.21%	0
2014	15.895927	17.267705	8.63%	0
2013	12.510130	15.895927	27.06%	0
2012	11.311622	12.510130	10.60%	0
2011	11.598921	11.311622	-2.48%	0
2010	10.544580	11.598921	10.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.718104	14.111882	20.43%	0
2018	13.516377	11.718104	-13.30%	0
2017	11.612493	13.516377	16.40%	0
2016	11.029693	11.612493	5.28%	0
2015	11.555999	11.029693	-4.55%	0
2014	11.383153	11.555999	1.52%	0
2013	9.049531	11.383153	25.79%	0
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0
2010	7.895062	8.817387	11.68%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.220521	12.664444	12.87%	0
2018	12.319576	11.220521	-8.92%	0
2017	11.316129	12.319576	8.87%	0
2016	10.976680	11.316129	3.09%	0
2015	11.419706	10.976680	-3.88%	0
2014	11.270381	11.419706	1.32%	0
2013	10.117925	11.270381	11.39%	0
2012	9.378138	10.117925	7.89%	0
2011	9.784267	9.378138	-4.15%	3,342
2010	9.121905	9.784267	7.26%	3,345
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.675571	13.638712	16.81%	0
2018	13.088106	11.675571	-10.79%	0
2017	11.632303	13.088106	12.52%	0
2016	11.155785	11.632303	4.27%	0
2015	11.637731	11.155785	-4.14%	0
2014	11.441685	11.637731	1.71%	0
2013	9.713521	11.441685	17.79%	0
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	0
2010	8.590439	9.379731	9.19%	0
1078

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.316289	11.091748	7.52%	0
2018	10.904739	10.316289	-5.40%	0
2017	10.552724	10.904739	3.34%	0
2016	10.382498	10.552724	1.64%	0
2015	10.766117	10.382498	-3.56%	0
2014	10.724143	10.766117	0.39%	0
2013	10.519815	10.724143	1.94%	0
2012	10.073777	10.519815	4.43%	0
2011	10.224311	10.073777	-1.47%	0
2010	9.854041	10.224311	3.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.219976	11.304139	10.61%	0
2018	11.315013	10.219976	-9.68%	0
2017	10.147543	11.315013	11.50%	0
2016	9.894577	10.147543	2.56%	0
2015	10.641867	9.894577	-7.02%	0
2014	10.711962	10.641867	-0.65%	0
2013*	10.000000	10.711962	7.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.488103	11.759909	12.13%	0
2018	11.619469	10.488103	-9.74%	0
2017	10.152949	11.619469	14.44%	0
2016	9.838725	10.152949	3.19%	0
2015	10.646625	9.838725	-7.59%	0
2014	10.849038	10.646625	-1.87%	0
2013*	10.000000	10.849038	8.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.495698	13.194517	14.78%	0
2018	12.737594	11.495698	-9.75%	0
2017	11.503205	12.737594	10.73%	0
2016	11.092181	11.503205	3.71%	0
2015	11.540629	11.092181	-3.89%	0
2014	11.360036	11.540629	1.59%	0
2013	9.925920	11.360036	14.45%	0
2012	9.092978	9.925920	9.16%	0
2011	9.582699	9.092978	-5.11%	0
2010	8.856586	9.582699	8.20%	0
1079

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.674229	13.862909	18.75%	0
2018	13.280910	11.674229	-12.10%	0
2017	11.577342	13.280910	14.71%	0
2016	11.075255	11.577342	4.53%	0
2015	11.574734	11.075255	-4.32%	0
2014	11.394513	11.574734	1.58%	0
2013	9.437511	11.394513	20.74%	0
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
2010	8.315694	9.154258	10.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.004594	12.219994	11.04%	0
2018	11.895934	11.004594	-7.49%	0
2017	11.142382	11.895934	6.76%	0
2016	10.819399	11.142382	2.99%	0
2015	11.256742	10.819399	-3.89%	0
2014	11.132523	11.256742	1.12%	0
2013	10.301326	11.132523	8.07%	0
2012	9.636400	10.301326	6.90%	0
2011	9.945350	9.636400	-3.11%	0
2010	9.388825	9.945350	5.93%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.170692	13.300221	9.28%	0
2018	14.861664	12.170692	-18.11%	0
2017	12.464500	14.861664	19.23%	0
2016	12.687711	12.464500	-1.76%	0
2015	13.590517	12.687711	-6.64%	0
2014	15.230165	13.590517	-10.77%	0
2013	13.053727	15.230165	16.67%	0
2012	11.238732	13.053727	16.15%	0
2011	13.209555	11.238732	-14.92%	0
2010	12.785410	13.209555	3.32%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.648406	11.244710	5.60%	0
2018	11.038474	10.648406	-3.53%	0
2017	10.905574	11.038474	1.22%	0
2016	10.689550	10.905574	2.02%	0
2015	11.100905	10.689550	-3.71%	0
2014	10.915807	11.100905	1.70%	0
2013	11.480446	10.915807	-4.92%	0
2012	10.995300	11.480446	4.41%	0
2011	10.652381	10.995300	3.22%	0
2010	10.268796	10.652381	3.74%	0
1080

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.264685	11.993579	6.47%	0
2018	11.768052	11.264685	-4.28%	0
2017	11.672606	11.768052	0.82%	0
2016	11.626232	11.672606	0.40%	0
2015	12.029540	11.626232	-3.35%	0
2014	11.806084	12.029540	1.89%	0
2013	12.406648	11.806084	-4.84%	0
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
2010	11.017256	11.571816	5.03%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.271545	11.951280	16.35%	0
2018	11.773943	10.271545	-12.76%	0
2017	10.279723	11.773943	14.54%	0
2016	9.498734	10.279723	8.22%	0
2015	10.096412	9.498734	-5.92%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.927742	11.333976	14.16%	0
2018	11.087580	9.927742	-10.46%	0
2017	10.025162	11.087580	10.60%	0
2016	9.486531	10.025162	5.68%	0
2015	9.939976	9.486531	-4.56%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	22.988787	27.395609	19.17%	0
2018	28.742016	22.988787	-20.02%	0
2017	20.947168	28.742016	37.21%	0
2016	20.059660	20.947168	4.42%	0
2015	24.650136	20.059660	-18.62%	0
2014	26.915950	24.650136	-8.42%	0
2013	27.587348	26.915950	-2.43%	0
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0
2010	28.664509	32.279918	12.61%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.962979	10.285972	3.24%	0
2018	10.261812	9.962979	-2.91%	0
2017	10.346349	10.261812	-0.82%	0
2016	10.570630	10.346349	-2.12%	0
2015	10.892598	10.570630	-2.96%	0
2014	10.722229	10.892598	1.59%	0
2013	11.503350	10.722229	-6.79%	0
2012	11.490431	11.503350	0.11%	0
2011	11.026530	11.490431	4.21%	0
2010	10.832002	11.026530	1.80%	0
1081

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.480381	7.396653	-1.12%	0
2018	7.595420	7.480381	-1.51%	0
2017	7.784809	7.595420	-2.43%	0
2016	8.011938	7.784809	-2.83%	0
2015	8.246977	8.011938	-2.85%	0
2014	8.488909	8.246977	-2.85%	0
2013	8.737937	8.488909	-2.85%	0
2012	8.994979	8.737937	-2.86%	0
2011	9.258116	8.994979	-2.84%	0
2010	9.529695	9.258116	-2.85%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.553564	8.726227	15.52%	0
2018	9.127644	7.553564	-17.25%	0
2017	7.392898	9.127644	23.47%	0
2016	7.561253	7.392898	-2.23%	0
2015	8.042169	7.561253	-5.98%	0
2014	8.338150	8.042169	-3.55%	0
2013	7.300507	8.338150	14.21%	0
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
2010	6.794142	7.459001	9.79%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.096904	9.533968	17.75%	0
2018	9.707206	8.096904	-16.59%	0
2017	8.027742	9.707206	20.92%	0
2016	8.219598	8.027742	-2.33%	0
2015	8.579975	8.219598	-4.20%	0
2014	9.414283	8.579975	-8.86%	0
2013	8.007794	9.414283	17.56%	0
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0
2010	7.893256	8.235839	4.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.887884	23.906482	20.21%	0
2018	22.463984	19.887884	-11.47%	0
2017	19.522912	22.463984	15.06%	0
2016	18.356050	19.522912	6.36%	0
2015	19.085107	18.356050	-3.82%	0
2014	18.712143	19.085107	1.99%	0
2013	15.136506	18.712143	23.62%	0
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
2010	12.933625	14.403505	11.36%	0
1082

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.198136	15.909637	12.05%	0
2018	15.362038	14.198136	-7.58%	0
2017	14.227694	15.362038	7.97%	0
2016	13.775656	14.227694	3.28%	0
2015	14.204463	13.775656	-3.02%	0
2014	13.980133	14.204463	1.60%	0
2013	12.687062	13.980133	10.19%	0
2012	11.939486	12.687062	6.26%	0
2011	12.181184	11.939486	-1.98%	2,543
2010	11.417761	12.181184	6.69%	26,819
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.632941	19.381137	16.52%	0
2018	18.308447	16.632941	-9.15%	0
2017	16.413305	18.308447	11.55%	0
2016	15.679908	16.413305	4.68%	0
2015	16.226245	15.679908	-3.37%	0
2014	15.874871	16.226245	2.21%	0
2013	13.674611	15.874871	16.09%	0
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0
2010	11.971304	13.029542	8.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.330032	12.056452	6.41%	0
2018	11.878491	11.330032	-4.62%	0
2017	11.568553	11.878491	2.68%	0
2016	11.420056	11.568553	1.30%	0
2015	11.724056	11.420056	-2.59%	0
2014	11.616088	11.724056	0.93%	0
2013	11.405758	11.616088	1.84%	0
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0
2010	10.850911	11.162915	2.88%	12,608
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.294635	11.301259	9.78%	0
2018	11.230173	10.294635	-8.33%	0
2017	10.136389	11.230173	10.79%	0
2016	9.869558	10.136389	2.70%	0
2015	10.499449	9.869558	-6.00%	0
2014	10.548432	10.499449	-0.46%	0
2013*	10.000000	10.548432	5.48%	0
1083

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.569128	11.833628	11.96%	0
2018	11.582229	10.569128	-8.75%	0
2017	10.192058	11.582229	13.64%	0
2016	9.808420	10.192058	3.91%	0
2015	10.511971	9.808420	-6.69%	0
2014	10.635981	10.511971	-1.17%	0
2013*	10.000000	10.635981	6.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.839815	18.119135	14.39%	0
2018	17.289240	15.839815	-8.38%	0
2017	15.757884	17.289240	9.72%	0
2016	15.137558	15.757884	4.10%	0
2015	15.633991	15.137558	-3.18%	0
2014	15.299921	15.633991	2.18%	0
2013	13.503367	15.299921	13.30%	0
2012	12.544168	13.503367	7.65%	0
2011	12.916590	12.544168	-2.88%	0
2010	11.987054	12.916590	7.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.273704	21.628138	18.36%	0
2018	20.388315	18.273704	-10.37%	0
2017	17.984906	20.388315	13.36%	0
2016	17.063713	17.984906	5.40%	0
2015	17.693477	17.063713	-3.56%	0
2014	17.352389	17.693477	1.97%	0
2013	14.595190	17.352389	18.89%	0
2012	13.207012	14.595190	10.51%	0
2011	13.889053	13.207012	-4.91%	0
2010	12.670085	13.889053	9.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.618192	15.013953	10.25%	0
2018	14.563485	13.618192	-6.49%	0
2017	13.725186	14.563485	6.11%	0
2016	13.364504	13.725186	2.70%	0
2015	13.760797	13.364504	-2.88%	0
2014	13.523549	13.760797	1.75%	0
2013	12.598066	13.523549	7.35%	0
2012	12.003465	12.598066	4.95%	0
2011	12.105103	12.003465	-0.84%	2,445
2010	11.482184	12.105103	5.43%	2,640
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.363366	3.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.661010	6.61%	0
1084

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.317306	19.377626	26.51%	0
2018	16.316006	15.317306	-6.12%	0
2017	12.929727	16.316006	26.19%	0
2016	13.048294	12.929727	-0.91%	0
2015	13.023508	13.048294	0.19%	0
2014	12.170449	13.023508	7.01%	0
2013	9.319931	12.170449	30.59%	0
2012	8.260656	9.319931	12.82%	0
2011	8.786513	8.260656	-5.98%	0
2010	7.839962	8.786513	12.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.439793	12.066295	15.58%	0
2018	11.292169	10.439793	-7.55%	0
2017	9.886937	11.292169	14.21%	0
2016	9.374829	9.886937	5.46%	0
2015	9.871717	9.374829	-5.03%	0
2014*	10.000000	9.871717	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.716209	13.884497	18.51%	0
2018	12.380711	11.716209	-5.37%	0
2017	10.470894	12.380711	18.24%	0
2016	9.793405	10.470894	6.92%	0
2015	10.066499	9.793405	-2.71%	0
2014*	10.000000	10.066499	0.66%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.767113	33.044260	33.42%	0
2018	25.896946	24.767113	-4.36%	0
2017	20.976150	25.896946	23.46%	0
2016	20.895124	20.976150	0.39%	0
2015	20.518585	20.895124	1.84%	0
2014	19.454741	20.518585	5.47%	0
2013	14.693521	19.454741	32.40%	0
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	0
2010	12.788943	13.482882	5.43%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.713122	25.492275	23.07%	0
2018	23.555184	20.713122	-12.07%	0
2017	22.357603	23.555184	5.36%	0
2016	19.142396	22.357603	16.80%	0
2015	20.619984	19.142396	-7.17%	0
2014	18.791711	20.619984	9.73%	0
2013	14.689994	18.791711	27.92%	0
2012	13.213193	14.689994	11.18%	0
2011	13.534200	13.213193	-2.37%	0
2010	12.311762	13.534200	9.93%	0
1085

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	28.283440	34.525794	22.07%	0
2018	32.859004	28.283440	-13.92%	0
2017	29.210711	32.859004	12.49%	0
2016	24.993881	29.210711	16.87%	0
2015	26.396106	24.993881	-5.31%	0
2014	24.831290	26.396106	6.30%	0
2013	19.210569	24.831290	29.26%	0
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0
2010	14.500834	17.779287	22.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.776716	13.301124	12.94%	0
2018	14.666980	11.776716	-19.71%	0
2017	12.319618	14.666980	19.05%	0
2016	12.078378	12.319618	2.00%	0
2015	13.135030	12.078378	-8.04%	0
2014	14.969125	13.135030	-12.25%	0
2013	12.728730	14.969125	17.60%	0
2012	11.194522	12.728730	13.70%	0
2011	13.785318	11.194522	-18.79%	0
2010	13.399528	13.785318	2.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.447814	15.128312	21.53%	0
2018	14.528657	12.447814	-14.32%	0
2017	13.075635	14.528657	11.11%	0
2016	11.597261	13.075635	12.75%	0
2015	12.362402	11.597261	-6.19%	0
2014	11.542710	12.362402	7.10%	0
2013	8.799036	11.542710	31.18%	0
2012	7.702727	8.799036	14.23%	0
2011	8.442670	7.702727	-8.76%	0
2010	7.707736	8.442670	9.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.784419	18.991334	20.32%	0
2018	18.711970	15.784419	-15.65%	0
2017	16.917932	18.711970	10.60%	0
2016	14.807531	16.917932	14.25%	0
2015	15.694895	14.807531	-5.65%	0
2014	13.805540	15.694895	13.69%	0
2013	10.473569	13.805540	31.81%	0
2012	9.266808	10.473569	13.02%	0
2011	9.764817	9.266808	-5.10%	0
2010	8.401596	9.764817	16.23%	0
1086

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	19.279544	25.356368	31.52%	0
2018	21.625494	19.279544	-10.85%	0
2017	17.856765	21.625494	21.11%	0
2016	17.008560	17.856765	4.99%	0
2015	17.415366	17.008560	-2.34%	0
2014	17.482579	17.415366	-0.38%	0
2013	12.500841	17.482579	39.85%	0
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
2010	9.719659	11.813529	21.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	24.113074	27.804441	15.31%	0
2018	29.954070	24.113074	-19.50%	0
2017	28.348782	29.954070	5.66%	0
2016	23.228181	28.348782	22.04%	0
2015	25.514479	23.228181	-8.96%	0
2014	24.598809	25.514479	3.72%	0
2013	18.082524	24.598809	36.04%	0
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0
2010	13.708498	16.844115	22.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.564693	29.915257	21.78%	0
2018	29.013357	24.564693	-15.33%	0
2017	26.379979	29.013357	9.98%	0
2016	22.156593	26.379979	19.06%	0
2015	23.247258	22.156593	-4.69%	0
2014	23.797052	23.247258	-2.31%	0
2013	17.427564	23.797052	36.55%	0
2012	15.569294	17.427564	11.94%	0
2011	17.012454	15.569294	-8.48%	0
2010	14.011114	17.012454	21.42%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.830897	18.161134	22.45%	0
2018	16.221591	14.830897	-8.57%	0
2017	14.105661	16.221591	15.00%	0
2016	13.185379	14.105661	6.98%	0
2015	13.629230	13.185379	-3.26%	0
2014	12.694842	13.629230	7.36%	0
2013	9.431110	12.694842	34.61%	0
2012	8.716239	9.431110	8.20%	0
2011	9.274324	8.716239	-6.02%	0
2010	7.725807	9.274324	20.04%	0
1087

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.697293	14.823792	26.73%	0
2018	12.551737	11.697293	-6.81%	0
2017	12.171111	12.551737	3.13%	0
2016	11.688118	12.171111	4.13%	0
2015	12.752922	11.688118	-8.35%	0
2014	10.206939	12.752922	24.94%	0
2013	10.230162	10.206939	-0.23%	0
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0
2010	7.005311	8.835540	26.13%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.688718	18.671059	27.11%	0
2018	15.896899	14.688718	-7.60%	0
2017	13.497055	15.896899	17.78%	0
2016	12.470660	13.497055	8.23%	0
2015	12.716613	12.470660	-1.93%	0
2014	11.575821	12.716613	9.85%	0
2013*	10.000000	11.575821	15.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.842972	8.942087	1.12%	0
2018	9.029762	8.842972	-2.07%	0
2017	9.149437	9.029762	-1.31%	0
2016	9.188161	9.149437	-0.42%	0
2015	9.490082	9.188161	-3.18%	0
2014	9.720476	9.490082	-2.37%	0
2013	9.995108	9.720476	-2.75%	0
2012	9.938892	9.995108	0.57%	0
2011	10.098578	9.938892	-1.58%	0
2010	10.149224	10.098578	-0.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.096730	15.899324	21.40%	0
2018	15.208508	13.096730	-13.89%	0
2017	13.709203	15.208508	10.94%	0
2016	11.673749	13.709203	17.44%	0
2015	12.633032	11.673749	-7.59%	0
2014	12.437573	12.633032	1.57%	0
2013*	10.000000	12.437573	24.38%	0
1088

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.561145	19.357385	32.94%	0
2018	16.127641	14.561145	-9.71%	0
2017	13.016681	16.127641	23.90%	0
2016	12.632486	13.016681	3.04%	0
2015	13.048257	12.632486	-3.19%	0
2014	12.949418	13.048257	0.76%	0
2013	9.616516	12.949418	34.66%	0
2012	8.634773	9.616516	11.37%	0
2011	9.301624	8.634773	-7.17%	0
2010	7.570432	9.301624	22.87%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	11.013768	13.662269	24.05%	0
2018	13.653420	11.013768	-19.33%	0
2017	11.086092	13.653420	23.16%	0
2016	11.621463	11.086092	-4.61%	0
2015	11.782401	11.621463	-1.37%	0
2014	12.538631	11.782401	-6.03%	0
2013	10.952932	12.538631	14.48%	0
2012	9.516343	10.952932	15.10%	0
2011	11.172997	9.516343	-14.83%	0
2010	9.425367	11.172997	18.54%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	27.612053	35.538300	28.71%	0
2018	30.422240	27.612053	-9.24%	0
2017	25.137361	30.422240	21.02%	0
2016	24.839027	25.137361	1.20%	0
2015	25.315966	24.839027	-1.88%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.124832	8.184296	0.73%	0
2018	8.279977	8.124832	-1.87%	0
2017	8.446932	8.279977	-1.98%	0
2016	8.589317	8.446932	-1.66%	0
2015	8.825082	8.589317	-2.67%	0
2014	9.028901	8.825082	-2.26%	0
2013	9.236800	9.028901	-2.25%	0
2012	9.089877	9.236800	1.62%	0
2011	9.328868	9.089877	-2.56%	0
2010	9.120481	9.328868	2.28%	0
1089

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.724133	27.791146	22.30%	0
2018	24.815695	22.724133	-8.43%	0
2017	21.566729	24.815695	15.06%	0
2016	20.204983	21.566729	6.74%	0
2015	20.894608	20.204983	-3.30%	0
2014	19.484658	20.894608	7.24%	0
2013	14.575147	19.484658	33.68%	0
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
2010	12.029013	14.357483	19.36%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.769903	10.606125	8.56%	0
2018	10.637590	9.769903	-8.16%	0
2017	9.656765	10.637590	10.16%	0
2016	8.803140	9.656765	9.70%	0
2015	9.978300	8.803140	-11.78%	0
2014	10.224540	9.978300	-2.41%	0
2013	10.513011	10.224540	-2.74%	0
2012*	10.000000	10.513011	5.13%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.874536	10.998742	11.38%	0
2018	10.681237	9.874536	-7.55%	0
2017	10.014292	10.681237	6.66%	0
2016	9.104290	10.014292	10.00%	0
2015	9.598402	9.104290	-5.15%	0
2014*	10.000000	9.598402	-4.02%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.838455	10.219244	3.87%	0
2018	10.558790	9.838455	-6.82%	0
2017	9.814159	10.558790	7.59%	0
2016	9.816262	9.814159	-0.02%	0
2015	10.885287	9.816262	-9.82%	0
2014	11.170993	10.885287	-2.56%	0
2013	12.306906	11.170993	-9.23%	0
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0
2010	10.756447	11.429278	6.26%	0
1090

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.718715	9.812209	0.96%	0
2018	9.981743	9.718715	-2.64%	0
2017	10.146695	9.981743	-1.63%	0
2016	10.308990	10.146695	-1.57%	0
2015	10.589308	10.308990	-2.65%	0
2014	10.818999	10.589308	-2.12%	0
2013	11.162314	10.818999	-3.08%	0
2012	10.865860	11.162314	2.73%	0
2011	11.072153	10.865860	-1.86%	0
2010	10.835080	11.072153	2.19%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.800739	9.778145	-0.23%	0
2018	9.947883	9.800739	-1.48%	0
2017	10.008195	9.947883	-0.60%	0
2016*	10.000000	10.008195	0.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.683262	10.183138	5.16%	0
2018	10.032609	9.683262	-3.48%	0
2017	9.851549	10.032609	1.84%	0
2016	9.884384	9.851549	-0.33%	0
2015	10.140324	9.884384	-2.52%	0
2014	10.020203	10.140324	1.20%	0
2013	10.530350	10.020203	-4.84%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.908092	12.552466	26.69%	0
2018	11.146710	9.908092	-11.11%	0
2017*	10.000000	11.146710	11.47%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.985359	17.250560	32.85%	0
2018	13.057759	12.985359	-0.55%	0
2017	10.266713	13.057759	27.19%	0
2016*	10.000000	10.266713	2.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.643813	16.589057	21.59%	0
2018	17.365952	13.643813	-21.43%	0
2017	14.120435	17.365952	22.98%	0
2016	14.899111	14.120435	-5.23%	0
2015	15.314807	14.899111	-2.71%	0
2014	16.910368	15.314807	-9.44%	0
2013	13.591033	16.910368	24.42%	0
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0
2010	13.303007	14.220012	6.89%	0
1091

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.491163	38.103034	24.96%	0
2018	31.124255	30.491163	-2.03%	0
2017	25.163170	31.124255	23.69%	0
2016	29.007904	25.163170	-13.25%	0
2015	26.548200	29.007904	9.27%	0
2014	20.824299	26.548200	27.49%	0
2013	14.241065	20.824299	46.23%	0
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0
2010*	10.000000	10.434476	4.34%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.764078	5.162710	8.37%	0
2018	6.852423	4.764078	-30.48%	0
2017	7.194689	6.852423	-4.76%	0
2016	5.163492	7.194689	39.34%	0
2015	8.008162	5.163492	-35.52%	0
2014	10.220889	8.008162	-21.65%	0
2013	9.538688	10.220889	7.15%	0
2012*	10.000000	9.538688	-4.61%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.882840	5.306721	8.68%	0
2018	7.009031	4.882840	-30.34%	0
2017	7.338663	7.009031	-4.49%	0
2016	5.255927	7.338663	39.63%	0
2015	8.129553	5.255927	-35.35%	0
2014	10.344643	8.129553	-21.41%	0
2013	9.633358	10.344643	7.38%	0
2012*	10.000000	9.633358	-3.67%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.146471	21.386304	24.73%	0
2018	20.361129	17.146471	-15.79%	0
2017	16.572098	20.361129	22.86%	0
2016	16.417376	16.572098	0.94%	0
2015	17.442247	16.417376	-5.88%	0
2014	16.292193	17.442247	7.06%	0
2013	12.521507	16.292193	30.11%	0
2012	11.085121	12.521507	12.96%	0
2011	12.245778	11.085121	-9.48%	0
2010	11.219758	12.245778	9.14%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.680893	6.81%	0
1092

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	16.126812	18.825124	16.73%	0
2018	17.099244	16.126812	-5.69%	0
2017	15.678890	17.099244	9.06%	0
2016	14.987850	15.678890	4.61%	0
2015	15.237231	14.987850	-1.64%	0
2014	13.285090	15.237231	14.69%	0
2013	11.430761	13.285090	16.22%	0
2012	10.409967	11.430761	9.81%	0
2011	10.062069	10.409967	3.46%	0
2010	9.142071	10.062069	10.06%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	22.572505	30.053056	33.14%	0
2018	23.174635	22.572505	-2.60%	0
2017	17.721187	23.174635	30.77%	0
2016	18.145519	17.721187	-2.34%	0
2015	18.430186	18.145519	-1.54%	0
2014	18.265071	18.430186	0.90%	0
2013	13.440356	18.265071	35.90%	0
2012	11.492170	13.440356	16.95%	0
2011	12.522599	11.492170	-8.23%	0
2010*	10.000000	12.522599	25.23%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.174295	29.316487	21.27%	0
2018	24.566197	24.174295	-1.60%	0
2017	20.089717	24.566197	22.28%	0
2016	19.190756	20.089717	4.68%	0
2015	20.340202	19.190756	-5.65%	0
2014	21.337778	20.340202	-4.68%	0
2013	14.619644	21.337778	45.95%	0
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0
2010	12.221115	15.051928	23.16%	0
1093

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.611401	11.874062	11.90%	0
2018	11.796972	10.611401	-10.05%	0
2017	10.626208	11.796972	11.02%	0
2016	10.586327	10.626208	0.38%	0
2015	11.046149	10.586327	-4.16%	0
2014	10.916804	11.046149	1.18%	0
2013	10.044197	10.916804	8.69%	0
2012*	10.000000	10.044197	0.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.707130	24.854196	20.03%	0
2018	22.653287	20.707130	-8.59%	0
2017	19.669634	22.653287	15.17%	0
2016	18.236531	19.669634	7.86%	0
2015	18.517008	18.236531	-1.51%	0
2014	17.448954	18.517008	6.12%	0
2013	13.351209	17.448954	30.69%	0
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
2010	10.395946	11.386684	9.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.575464	8.590796	13.40%	0
2018*	10.000000	7.575464	-24.25%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.066981	31.512863	16.43%	0
2018	32.914953	27.066981	-17.77%	0
2017	30.035415	32.914953	9.59%	0
2016	24.784955	30.035415	21.18%	0
2015	27.066547	24.784955	-8.43%	0
2014	25.586046	27.066547	5.79%	0
2013	19.144599	25.586046	33.65%	0
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
2010	15.259470	18.757291	22.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.459299	11.060126	5.74%	0
2018	11.085928	10.459299	-5.65%	0
2017	11.011771	11.085928	0.67%	0
2016	10.863133	11.011771	1.37%	0
2015	11.470761	10.863133	-5.30%	0
2014	11.435992	11.470761	0.30%	0
2013	12.868816	11.435992	-11.13%	0
2012	12.342501	12.868816	4.26%	0
2011	11.374104	12.342501	8.51%	0
2010	11.143289	11.374104	2.07%	0
1094

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	20.061549	24.105967	20.16%	0
2018	22.266000	20.061549	-9.90%	0
2017	19.060116	22.266000	16.82%	0
2016	17.338979	19.060116	9.93%	0
2015	18.986406	17.338979	-8.68%	0
2014	17.406865	18.986406	9.07%	0
2013	13.231431	17.406865	31.56%	0
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0
2010	10.781746	11.920448	10.56%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.091224	26.417432	25.25%	0
2018	24.960423	21.091224	-15.50%	0
2017	23.059270	24.960423	8.24%	0
2016	19.349984	23.059270	19.17%	0
2015	20.247793	19.349984	-4.43%	0
2014	17.939300	20.247793	12.87%	0
2013	14.222297	17.939300	26.14%	0
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0
2010	11.329542	13.088903	15.53%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.795206	10.924728	11.53%	0
2018	10.389472	9.795206	-5.72%	0
2017	9.991647	10.389472	3.98%	0
2016	9.120128	9.991647	9.56%	0
2015*	10.000000	9.120128	-8.80%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.312116	9.869163	5.98%	0
2018	9.661479	9.312116	-3.62%	0
2017	9.640147	9.661479	0.22%	0
2016	9.689004	9.640147	-0.50%	0
2015*	10.000000	9.689004	-3.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.071254	13.702382	23.77%	0
2018	12.317369	11.071254	-10.12%	0
2017	10.888512	12.317369	13.12%	0
2016	9.661235	10.888512	12.70%	0
2015*	10.000000	9.661235	-3.39%	0
1095

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.422509	15.347433	14.34%	0
2018	14.959513	13.422509	-10.27%	0
2017	13.547771	14.959513	10.42%	0
2016	13.439852	13.547771	0.80%	0
2015	13.981281	13.439852	-3.87%	0
2014	14.125939	13.981281	-1.02%	0
2013	12.714791	14.125939	11.10%	0
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
2010	11.941037	12.726738	6.58%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.429994	12.138339	16.38%	0
2018	12.742144	10.429994	-18.15%	0
2017	11.405999	12.742144	11.71%	0
2016	10.195696	11.405999	11.87%	0
2015	10.771275	10.195696	-5.34%	0
2014*	10.000000	10.771275	7.71%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.785018	35.345603	18.67%	0
2018	33.705275	29.785018	-11.63%	0
2017	30.878910	33.705275	9.15%	0
2016	25.291478	30.878910	22.09%	0
2015	26.668193	25.291478	-5.16%	0
2014	26.126626	26.668193	2.07%	0
2013	19.121166	26.126626	36.64%	0
2012	17.015036	19.121166	12.38%	0
2011	17.424146	17.015036	-2.35%	0
2010	14.260849	17.424146	22.18%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	22.060088	27.928121	26.60%	0
2018	23.882242	22.060088	-7.63%	0
2017	20.289329	23.882242	17.71%	0
2016	18.748477	20.289329	8.22%	0
2015	19.142200	18.748477	-2.06%	0
2014	17.429806	19.142200	9.82%	0
2013	13.628958	17.429806	27.89%	0
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0
2010	11.076029	12.318544	11.22%	0
1096

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.207113	25.283758	31.64%	0
2018	21.296876	19.207113	-9.81%	0
2017	17.267052	21.296876	23.34%	0
2016	16.520152	17.267052	4.52%	0
2015	17.488176	16.520152	-5.54%	0
2014	16.703144	17.488176	4.70%	0
2013	14.236845	16.703144	17.32%	0
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0
2010	11.286384	12.608154	11.71%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.874747	18.727155	17.97%	0
2018	20.259584	15.874747	-21.64%	0
2017	16.774583	20.259584	20.78%	0
2016	14.790835	16.774583	13.41%	0
2015	15.626796	14.790835	-5.35%	0
2014	15.883708	15.626796	-1.62%	0
2013	11.036136	15.883708	43.92%	0
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0
2010	8.917564	11.327720	27.03%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.410896	10.647896	13.14%	0
2018	10.097323	9.410896	-6.80%	0
2017*	10.000000	10.097323	0.97%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.556585	15.572238	24.02%	0
2018	15.572593	12.556585	-19.37%	0
2017	14.349108	15.572593	8.53%	0
2016	11.272246	14.349108	27.30%	0
2015	12.411042	11.272246	-9.18%	0
2014	12.101825	12.411042	2.56%	0
2013*	10.000000	12.101825	21.02%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.715742	10.101803	3.97%	0
2018	10.016137	9.715742	-3.00%	0
2017	9.971194	10.016137	0.45%	0
2016	9.425027	9.971194	5.79%	0
2015	9.803787	9.425027	-3.86%	0
2014*	10.000000	9.803787	-1.96%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.999347	10.478686	16.44%	0
2018*	10.000000	8.999347	-10.01%	0
1097

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.855167	11.506896	6.00%	0
2018	11.269464	10.855167	-3.68%	0
2017	11.185693	11.269464	0.75%	0
2016	11.125890	11.185693	0.54%	0
2015	11.508766	11.125890	-3.33%	0
2014	11.450255	11.508766	0.51%	0
2013	11.704401	11.450255	-2.17%	0
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0
2010	10.577112	11.121056	5.14%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.155271	10.230598	25.45%	0
2018*	10.000000	8.155271	-18.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.269104	14.913622	12.39%	0
2018	14.276090	13.269104	-7.05%	0
2017	13.033297	14.276090	9.54%	0
2016	12.754364	13.033297	2.19%	0
2015	13.205357	12.754364	-3.42%	0
2014	13.050190	13.205357	1.19%	0
2013	11.873050	13.050190	9.91%	0
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
2010	10.371236	11.334103	9.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.996981	16.292921	16.40%	0
2018	15.350476	13.996981	-8.82%	0
2017	13.596606	15.350476	12.90%	0
2016	13.233627	13.596606	2.74%	0
2015	13.691759	13.233627	-3.35%	0
2014	13.481194	13.691759	1.56%	0
2013	12.006485	13.481194	12.28%	0
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0
2010	10.272375	11.403955	11.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.913682	17.973042	20.51%	0
2018	16.707475	14.913682	-10.74%	0
2017	14.254902	16.707475	17.21%	0
2016	13.799847	14.254902	3.30%	0
2015	14.287732	13.799847	-3.41%	0
2014	14.048125	14.287732	1.71%	0
2013	11.916377	14.048125	17.89%	0
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
2010	10.034897	11.292507	12.53%	0
1098

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.798960	13.014538	20.52%	0
2018	11.640320	10.798960	-7.23%	0
2017	10.323149	11.640320	12.76%	0
2016*	10.000000	10.323149	3.23%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.503725	32.509275	27.47%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.241172	10.921209	6.64%	0
2018	14.021972	10.241172	-26.96%	0
2017	14.851752	14.021972	-5.59%	0
2016	11.455795	14.851752	29.64%	0
2015	14.887763	11.455795	-23.05%	0
2014	17.576855	14.887763	-15.30%	0
2013	14.580958	17.576855	20.55%	0
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
2010	13.461950	15.576066	15.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.508367	22.843347	23.42%	0
2018	20.844019	18.508367	-11.21%	0
2017	19.054206	20.844019	9.39%	0
2016	16.669545	19.054206	14.31%	0
2015	17.927334	16.669545	-7.02%	0
2014	17.019575	17.927334	5.33%	0
2013	13.711921	17.019575	24.12%	0
2012	12.064710	13.711921	13.65%	0
2011	12.343491	12.064710	-2.26%	0
2010	11.061725	12.343491	11.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.122386	14.005393	25.92%	0
2018	12.616333	11.122386	-11.84%	0
2017	11.141190	12.616333	13.24%	0
2016*	10.000000	11.141190	11.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.231170	31.522811	30.09%	0
2018	25.067517	24.231170	-3.34%	0
2017	19.147151	25.067517	30.92%	0
2016	19.609590	19.147151	-2.36%	0
2015	18.890945	19.609590	3.80%	0
2014	17.525097	18.890945	7.79%	0
2013	13.270668	17.525097	32.06%	0
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0
2010	10.232672	12.307210	20.27%	0
1099

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.092201	11.783465	6.23%	0
2018	11.515984	11.092201	-3.68%	0
2017	11.403705	11.515984	0.98%	0
2016	11.240017	11.403705	1.46%	0
2015	11.674952	11.240017	-3.73%	0
2014	11.384083	11.674952	2.56%	0
2013	11.971675	11.384083	-4.91%	0
2012	11.675825	11.971675	2.53%	0
2011	11.233246	11.675825	3.94%	0
2010	10.756766	11.233246	4.43%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	30.553222	36.541852	19.60%	0
2018	36.926490	30.553222	-17.26%	0
2017	31.546969	36.926490	17.05%	0
2016	29.025699	31.546969	8.69%	0
2015	30.387682	29.025699	-4.48%	0
2014	29.515091	30.387682	2.96%	0
2013	22.371455	29.515091	31.93%	0
2012	20.112296	22.371455	11.23%	0
2011	23.233538	20.112296	-13.43%	0
2010	18.609600	23.233538	24.85%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.540046	21.715298	23.80%	0
2018	21.269827	17.540046	-17.54%	0
2017	16.849957	21.269827	26.23%	0
2016	18.316856	16.849957	-8.01%	0
2015	18.262029	18.316856	0.30%	0
2014	20.509265	18.262029	-10.96%	0
2013	16.226398	20.509265	26.39%	0
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
2010	15.787038	17.296388	9.56%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.630619	28.165495	30.21%	0
2018	27.006396	21.630619	-19.91%	0
2017	23.353271	27.006396	15.64%	0
2016	22.008245	23.353271	6.11%	0
2015	23.412651	22.008245	-6.00%	0
2014	22.637550	23.412651	3.42%	0
2013	17.907904	22.637550	26.41%	0
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0
2010	13.395579	16.433430	22.68%	0
1100

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.840782	12.616923	16.38%	0
2018	12.358995	10.840782	-12.28%	0
2017	11.365542	12.358995	8.74%	0
2016	10.341001	11.365542	9.91%	0
2015	11.355492	10.341001	-8.93%	0
2014	11.370820	11.355492	-0.13%	0
2013	9.461234	11.370820	20.18%	0
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0
2010	8.254428	8.837094	7.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.174116	14.846392	12.69%	0
2018	14.180165	13.174116	-7.09%	0
2017	13.314457	14.180165	6.50%	0
2016	12.024634	13.314457	10.73%	0
2015	13.323774	12.024634	-9.75%	0
2014	13.116286	13.323774	1.58%	0
2013	11.855154	13.116286	10.64%	0
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0
2010	9.964344	10.901735	9.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.399548	28.107987	25.48%	0
2018	24.306079	22.399548	-7.84%	0
2017	20.761362	24.306079	17.07%	0
2016	18.423944	20.761362	12.69%	0
2015	19.692633	18.423944	-6.44%	0
2014	18.653597	19.692633	5.57%	0
2013	14.812665	18.653597	25.93%	0
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
2010	11.300247	13.238069	17.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	26.020094	31.922598	22.68%	0
2018	30.763374	26.020094	-15.42%	0
2017	28.629837	30.763374	7.45%	0
2016	22.645887	28.629837	26.42%	0
2015	25.182692	22.645887	-10.07%	0
2014	25.787792	25.182692	-2.35%	0
2013	19.493418	25.787792	32.29%	0
2012	16.958567	19.493418	14.95%	0
2011	18.146501	16.958567	-6.55%	0
2010	14.574602	18.146501	24.51%	0
1101

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.174004	11.286147	23.02%	0
2018	11.222371	9.174004	-18.25%	0
2017	8.230411	11.222371	36.35%	0
2016	7.216688	8.230411	14.05%	0
2015	9.244750	7.216688	-21.94%	0
2014*	10.000000	9.244750	-7.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.471358	16.904928	9.27%	0
2018	18.846630	15.471358	-17.91%	0
2017	16.631423	18.846630	13.32%	0
2016	15.980158	16.631423	4.08%	0
2015	17.600451	15.980158	-9.21%	0
2014	20.396982	17.600451	-13.71%	0
2013	17.081961	20.396982	19.41%	0
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0
2010	16.289925	17.147676	5.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.996751	8.911688	-0.95%	0
2018	9.090830	8.996751	-1.03%	0
2017	9.184705	9.090830	-1.02%	0
2016	9.188238	9.184705	-0.04%	0
2015	9.888424	9.188238	-7.08%	0
2014*	10.000000	9.888424	-1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.638679	11.563250	8.69%	0
2018	11.454938	10.638679	-7.13%	0
2017	10.428639	11.454938	9.84%	0
2016	10.292750	10.428639	1.32%	0
2015	11.254954	10.292750	-8.55%	0
2014	11.151133	11.254954	0.93%	0
2013	10.112190	11.151133	10.27%	0
2012*	10.000000	10.112190	1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.303532	9.830713	5.67%	0
2018*	10.000000	9.303532	-6.96%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.831706	9.005507	1.97%	0
2018	9.583289	8.831706	-7.84%	0
2017	9.518896	9.583289	0.68%	0
2016	9.850038	9.518896	-3.36%	0
2015	9.960074	9.850038	-1.10%	0
2014	9.800859	9.960074	1.62%	0
2013*	10.000000	9.800859	-1.99%	0
1102

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.773805	20.895740	32.47%	0
2018	16.905448	15.773805	-6.69%	0
2017	13.704652	16.905448	23.36%	0
2016	13.833785	13.704652	-0.93%	0
2015	13.600931	13.833785	1.71%	0
2014	12.949366	13.600931	5.03%	0
2013	9.539564	12.949366	35.74%	0
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.129742	14.726909	21.41%	0
2018	14.133684	12.129742	-14.18%	0
2017	12.694365	14.133684	11.34%	0
2016	11.551886	12.694365	9.89%	0
2015	12.429012	11.551886	-7.06%	0
2014	12.287922	12.429012	1.15%	0
2013	9.850780	12.287922	24.74%	0
2012*	10.000000	9.850780	-1.49%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	25.626269	32.710079	27.64%	0
2018	30.478631	25.626269	-15.92%	0
2017	23.023571	30.478631	32.38%	0
2016	23.746635	23.023571	-3.04%	0
2015	23.589628	23.746635	0.67%	0
2014	23.804799	23.589628	-0.90%	0
2013	19.304791	23.804799	23.31%	0
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
2010	16.472439	18.506920	12.35%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.086078	9.758371	7.40%	0
2018	9.804027	9.086078	-7.32%	0
2017	9.521245	9.804027	2.97%	0
2016	9.226744	9.521245	3.19%	0
2015	9.745189	9.226744	-5.32%	0
2014	9.792278	9.745189	-0.48%	0
2013	10.121911	9.792278	-3.26%	0
2012*	10.000000	10.121911	1.22%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.104939	10.069760	24.24%	0
2018	10.377570	8.104939	-21.90%	0
2017	8.451484	10.377570	22.79%	0
2016	8.946123	8.451484	-5.53%	0
2015	8.935811	8.946123	0.12%	0
2014*	10.000000	8.935811	-10.64%	0
1103

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	20.055270	25.654317	27.92%	0
2018	22.477992	20.055270	-10.78%	0
2017	19.845695	22.477992	13.26%	0
2016	18.362056	19.845695	8.08%	0
2015	18.340665	18.362056	0.12%	0
2014	17.108969	18.340665	7.20%	0
2013	13.405208	17.108969	27.63%	0
2012	11.839902	13.405208	13.22%	0
2011	12.231258	11.839902	-3.20%	0
2010	10.875163	12.231258	12.47%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	27.370337	33.522148	22.48%	0
2018	31.514054	27.370337	-13.15%	0
2017	28.489396	31.514054	10.62%	0
2016	24.931712	28.489396	14.27%	0
2015	27.342714	24.931712	-8.82%	0
2014	25.220008	27.342714	8.42%	0
2013	18.469647	25.220008	36.55%	0
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0
2010	14.272418	17.054243	19.49%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.809677	15.147072	18.25%	0
2018	13.953460	12.809677	-8.20%	0
2017	12.148898	13.953460	14.85%	0
2016	12.840543	12.148898	-5.39%	0
2015	14.428487	12.840543	-11.01%	0
2014	15.685468	14.428487	-8.01%	0
2013	12.909343	15.685468	21.50%	0
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
2010	11.732834	12.381207	5.53%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.453044	12.365710	7.97%	0
2018	12.051901	11.453044	-4.97%	0
2017	11.633801	12.051901	3.59%	0
2016	10.311136	11.633801	12.83%	0
2015	11.357994	10.311136	-9.22%	0
2014	11.478556	11.357994	-1.05%	0
2013	10.698059	11.478556	7.30%	0
2012*	10.000000	10.698059	6.98%	0
1104

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.834931	19.870138	33.94%	0
2018	15.289527	14.834931	-2.97%	0
2017	12.407502	15.289527	23.23%	0
2016	12.040699	12.407502	3.05%	0
2015	13.161138	12.040699	-8.51%	0
2014	12.565398	13.161138	4.74%	0
2013	9.958961	12.565398	26.17%	0
2012*	10.000000	9.958961	-0.41%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	20.845182	24.749085	18.73%	0
2018	21.379086	20.845182	-2.50%	0
2017	18.635914	21.379086	14.72%	0
2016	18.395582	18.635914	1.31%	0
2015	18.867567	18.395582	-2.50%	0
2014	17.952076	18.867567	5.10%	0
2013	15.432076	17.952076	16.33%	0
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
2010	13.567318	14.243755	4.99%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.241967	9.806553	6.11%	0
2018	9.643594	9.241967	-4.16%	0
2017	9.608628	9.643594	0.36%	0
2016	9.679740	9.608628	-0.73%	0
2015*	10.000000	9.679740	-3.20%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	31.414418	41.744776	32.88%	0
2018	31.811384	31.414418	-1.25%	0
2017	25.199374	31.811384	26.24%	0
2016	25.455439	25.199374	-1.01%	0
2015	23.419913	25.455439	8.69%	0
2014	22.236425	23.419913	5.32%	0
2013	17.496299	22.236425	27.09%	0
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0
2010	15.571687	16.100090	3.39%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.296077	29.946869	40.62%	0
2018	21.738254	21.296077	-2.03%	0
2017	15.447100	21.738254	40.73%	0
2016	13.971707	15.447100	10.56%	0
2015	13.750210	13.971707	1.61%	0
2014	12.950277	13.750210	6.18%	0
2013	9.850573	12.950277	31.47%	0
2012*	10.000000	9.850573	-1.49%	0
1105

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.718592	24.260347	23.03%	0
2018	23.934065	19.718592	-17.61%	0
2017	18.842120	23.934065	27.02%	0
2016	20.798527	18.842120	-9.41%	0
2015	23.488230	20.798527	-11.45%	0
2014	27.520647	23.488230	-14.65%	0
2013	24.800460	27.520647	10.97%	0
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
2010	28.296028	34.350421	21.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.355180	9.584708	14.72%	0
2018	10.567307	8.355180	-20.93%	0
2017	8.512932	10.567307	24.13%	0
2016	7.258100	8.512932	17.29%	0
2015	9.350477	7.258100	-22.38%	0
2014*	10.000000	9.350477	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.562597	10.066182	5.27%	0
2018	9.951968	9.562597	-3.91%	0
2017	9.867112	9.951968	0.86%	0
2016*	10.000000	9.867112	-1.33%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.642985	20.087173	37.18%	0
2018	15.346537	14.642985	-4.58%	0
2017	12.509386	15.346537	22.68%	0
2016	11.840151	12.509386	5.65%	0
2015	12.461238	11.840151	-4.98%	0
2014	13.873327	12.461238	-10.18%	0
2013	10.117195	13.873327	37.13%	0
2012*	10.000000	10.117195	1.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.102379	29.051434	25.75%	0
2018	26.545898	23.102379	-12.97%	0
2017	23.294859	26.545898	13.96%	0
2016	21.084033	23.294859	10.49%	0
2015	21.918476	21.084033	-3.81%	0
2014	20.483269	21.918476	7.01%	0
2013	15.556961	20.483269	31.67%	0
2012	13.826635	15.556961	12.51%	0
2011	14.305464	13.826635	-3.35%	0
2010	13.246626	14.305464	7.99%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.739986	7.40%	0
1106

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.612425	19.048722	22.01%	0
2018	17.813865	15.612425	-12.36%	0
2017	14.464760	17.813865	23.15%	0
2016	14.344457	14.464760	0.84%	0
2015	13.894660	14.344457	3.24%	0
2014	14.149367	13.894660	-1.80%	0
2013	11.416695	14.149367	23.94%	0
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0
2010*	10.000000	10.633931	6.34%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	12.007701	16.274963	35.54%	0
2018	12.297638	12.007701	-2.36%	0
2017	9.885687	12.297638	24.40%	0
2016	9.618222	9.885687	2.78%	0
2015*	10.000000	9.618222	-3.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.774715	11.572404	7.40%	0
2018	11.200311	10.774715	-3.80%	0
2017	10.891824	11.200311	2.83%	0
2016	10.595301	10.891824	2.80%	0
2015	11.003339	10.595301	-3.71%	0
2014	10.534908	11.003339	4.45%	0
2013	10.912885	10.534908	-3.46%	0
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0
2010	9.692062	10.056502	3.76%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.559007	20.574362	10.86%	0
2018	20.565299	18.559007	-9.76%	0
2017	19.325261	20.565299	6.42%	0
2016	17.996567	19.325261	7.38%	0
2015	18.754611	17.996567	-4.04%	0
2014	18.772199	18.754611	-0.09%	0
2013	21.188379	18.772199	-11.40%	0
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
2010	16.738575	17.836684	6.56%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.877612	11.022440	24.16%	0
2018	9.927537	8.877612	-10.58%	0
2017	9.083649	9.927537	9.29%	0
2016	8.136315	9.083649	11.64%	0
2015*	10.000000	8.136315	-18.64%	0
1107

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.699550	18.903058	20.41%	0
2018	17.422478	15.699550	-9.89%	0
2017	15.266645	17.422478	14.12%	0
2016	14.162801	15.266645	7.79%	0
2015	15.712031	14.162801	-9.86%	0
2014	16.522449	15.712031	-4.90%	0
2013	12.898411	16.522449	28.10%	0
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0
2010*	10.000000	11.258738	12.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.718342	16.088940	17.28%	0
2018	14.870889	13.718342	-7.75%	0
2017	13.224985	14.870889	12.45%	0
2016	12.494364	13.224985	5.85%	0
2015	12.742142	12.494364	-1.94%	0
2014	12.498958	12.742142	1.95%	0
2013	10.440945	12.498958	19.71%	3,452
2012	9.292925	10.440945	12.35%	3,616
2011	9.481762	9.292925	-1.99%	3,709
2010	8.717180	9.481762	8.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.505576	10.059096	5.82%	0
2018	9.897293	9.505576	-3.96%	0
2017	9.874901	9.897293	0.23%	0
2016	9.906438	9.874901	-0.32%	0
2015	10.225941	9.906438	-3.12%	0
2014	10.031886	10.225941	1.93%	0
2013	10.604466	10.031886	-5.40%	4,043
2012	10.405173	10.604466	1.92%	3,486
2011	10.134927	10.405173	2.67%	3,295
2010	9.847653	10.134927	2.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.170298	19.853583	30.87%	0
2018	17.251704	15.170298	-12.06%	0
2017	13.564607	17.251704	27.18%	0
2016	13.942462	13.564607	-2.71%	0
2015	13.477080	13.942462	3.45%	0
2014	13.629424	13.477080	-1.12%	0
2013	10.911161	13.629424	24.91%	0
2012	9.204715	10.911161	18.54%	0
2011	10.452221	9.204715	-11.94%	0
2010	9.671213	10.452221	8.08%	0
1108

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.882898	21.358299	26.51%	0
2018	17.504988	16.882898	-3.55%	0
2017	14.105184	17.504988	24.10%	0
2016	13.318083	14.105184	5.91%	0
2015	12.887549	13.318083	3.34%	0
2014	12.281727	12.887549	4.93%	0
2013	9.758731	12.281727	25.85%	0
2012	8.561046	9.758731	13.99%	0
2011	9.249882	8.561046	-7.45%	0
2010	8.059583	9.249882	14.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.160164	17.278682	22.02%	0
2018	14.911377	14.160164	-5.04%	0
2017	12.593819	14.911377	18.40%	0
2016	11.674447	12.593819	7.88%	0
2015	11.893910	11.674447	-1.85%	0
2014	11.112581	11.893910	7.03%	0
2013	8.606762	11.112581	29.11%	4,122
2012	7.572329	8.606762	13.66%	4,529
2011	7.976347	7.572329	-5.07%	4,662
2010	7.401987	7.976347	7.76%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.142068	12.870996	6.00%	0
2018	12.807093	12.142068	-5.19%	0
2017	12.403196	12.807093	3.26%	0
2016	11.756026	12.403196	5.51%	0
2015	12.467540	11.756026	-5.71%	0
2014	12.359879	12.467540	0.87%	0
2013	12.873812	12.359879	-3.99%	0
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
2010	10.732479	11.524698	7.38%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.650158	25.466503	23.32%	0
2018	22.985288	20.650158	-10.16%	0
2017	20.112105	22.985288	14.29%	0
2016	17.615407	20.112105	14.17%	0
2015	19.406089	17.615407	-9.23%	0
2014	18.347900	19.406089	5.77%	0
2013	13.965651	18.347900	31.38%	0
2012	12.171939	13.965651	14.74%	0
2011	12.862705	12.171939	-5.37%	0
2010	11.474268	12.862705	12.10%	0
1109

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.410026	10.502730	11.61%	0
2018	10.589789	9.410026	-11.14%	0
2017	9.207724	10.589789	15.01%	0
2016	9.208035	9.207724	0.00%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.985027	10.334014	3.50%	0
2018*	10.000000	9.985027	-0.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	16.125781	17.966370	11.41%	0
2018	17.123659	16.125781	-5.83%	0
2017	16.517505	17.123659	3.67%	0
2016	14.900047	16.517505	10.86%	0
2015	15.755967	14.900047	-5.43%	0
2014	15.823001	15.755967	-0.42%	0
2013	15.219184	15.823001	3.97%	0
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0
2010	12.352730	13.572473	9.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.949557	17.349412	24.37%	0
2018	15.126133	13.949557	-7.78%	0
2017	12.485075	15.126133	21.15%	0
2016	11.323283	12.485075	10.26%	0
2015	11.802286	11.323283	-4.06%	0
2014	11.406604	11.802286	3.47%	0
2013	8.184199	11.406604	39.37%	0
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0
2010	7.506086	8.409970	12.04%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.759209	11.298205	28.99%	0
2018	10.827384	8.759209	-19.10%	0
2017	8.881643	10.827384	21.91%	0
2016	9.377992	8.881643	-5.29%	0
2015	9.721787	9.377992	-3.54%	0
2014	10.149421	9.721787	-4.21%	0
2013	8.632848	10.149421	17.57%	0
2012	7.696693	8.632848	12.16%	0
2011	8.770226	7.696693	-12.24%	0
2010	7.936278	8.770226	10.51%	0
1110

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.472636	25.648351	25.28%	0
2018	21.146329	20.472636	-3.19%	0
2017	18.109541	21.146329	16.77%	0
2016	16.776845	18.109541	7.94%	0
2015	17.164345	16.776845	-2.26%	0
2014	15.808910	17.164345	8.57%	0
2013	12.448042	15.808910	27.00%	0
2012	11.261292	12.448042	10.54%	0
2011	11.553244	11.261292	-2.53%	0
2010	10.508449	11.553244	9.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.653911	14.027354	20.37%	0
2018	13.449302	11.653911	-13.35%	0
2017	11.560801	13.449302	16.34%	0
2016	10.986235	11.560801	5.23%	0
2015	11.516396	10.986235	-4.60%	0
2014	11.349973	11.516396	1.47%	0
2013	9.027796	11.349973	25.72%	0
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0
2010	7.888258	8.805257	11.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.159012	12.588534	12.81%	0
2018	12.258391	11.159012	-8.97%	0
2017	11.265707	12.258391	8.81%	0
2016	10.933381	11.265707	3.04%	0
2015	11.380523	10.933381	-3.93%	0
2014	11.237499	11.380523	1.27%	0
2013	10.093594	11.237499	11.33%	0
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0
2010	9.114068	9.770807	7.21%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.611674	13.557095	16.75%	0
2018	13.023217	11.611674	-10.84%	0
2017	11.580574	13.023217	12.46%	0
2016	11.111875	11.580574	4.22%	0
2015	11.597896	11.111875	-4.19%	0
2014	11.408379	11.597896	1.66%	0
2013	9.690227	11.408379	17.73%	0
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
2010	8.583077	9.366872	9.13%	0
1111

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.259804	11.025339	7.46%	0
2018	10.850648	10.259804	-5.45%	0
2017	10.505769	10.850648	3.28%	0
2016	10.341600	10.505769	1.59%	0
2015	10.729227	10.341600	-3.61%	0
2014	10.692896	10.729227	0.34%	0
2013	10.494561	10.692896	1.89%	0
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0
2010	9.845585	10.210283	3.70%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.190168	11.265376	10.55%	0
2018	11.287862	10.190168	-9.72%	0
2017	10.128395	11.287862	11.45%	0
2016	9.880975	10.128395	2.50%	0
2015	10.632723	9.880975	-7.07%	0
2014	10.708277	10.632723	-0.71%	0
2013*	10.000000	10.708277	7.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.457551	11.719619	12.07%	0
2018	11.591617	10.457551	-9.78%	0
2017	10.133802	11.591617	14.39%	0
2016	9.825212	10.133802	3.14%	0
2015	10.637489	9.825212	-7.64%	0
2014	10.845305	10.637489	-1.92%	0
2013*	10.000000	10.845305	8.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.432691	13.115451	14.72%	0
2018	12.674342	11.432691	-9.80%	0
2017	11.451970	12.674342	10.67%	0
2016	11.048451	11.451970	3.65%	0
2015	11.501056	11.048451	-3.94%	0
2014	11.326913	11.501056	1.54%	0
2013	9.902073	11.326913	14.39%	0
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0
2010	8.848983	9.569532	8.14%	1,541
1112

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.610240	13.779833	18.69%	0
2018	13.214955	11.610240	-12.14%	0
2017	11.525753	13.214955	14.66%	0
2016	11.031564	11.525753	4.48%	0
2015	11.535018	11.031564	-4.36%	0
2014	11.361262	11.535018	1.53%	0
2013	9.414815	11.361262	20.67%	0
2012	8.462339	9.414815	11.26%	0
2011	9.141654	8.462339	-7.43%	0
2010	8.308527	9.141654	10.03%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.944354	12.146850	10.99%	0
2018	11.836939	10.944354	-7.54%	0
2017	11.092818	11.836939	6.71%	0
2016	10.776803	11.092818	2.93%	0
2015	11.218199	10.776803	-3.93%	0
2014	11.100119	11.218199	1.06%	0
2013	10.276631	11.100119	8.01%	0
2012	9.618253	10.276631	6.85%	0
2011	9.931725	9.618253	-3.16%	0
2010	9.380781	9.931725	5.87%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.110274	13.227391	9.22%	0
2018	14.795550	12.110274	-18.15%	0
2017	12.415428	14.795550	19.17%	0
2016	12.644249	12.415428	-1.81%	0
2015	13.550937	12.644249	-6.69%	0
2014	15.193637	13.550937	-10.81%	0
2013	13.029123	15.193637	16.61%	0
2012	11.223325	13.029123	16.09%	0
2011	13.198232	11.223325	-14.96%	0
2010	12.781023	13.198232	3.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.590083	11.177369	5.55%	0
2018	10.983704	10.590083	-3.58%	0
2017	10.857037	10.983704	1.17%	0
2016	10.647436	10.857037	1.97%	0
2015	11.062851	10.647436	-3.76%	0
2014	10.883989	11.062851	1.64%	0
2013	11.452872	10.883989	-4.97%	0
2012	10.974559	11.452872	4.36%	0
2011	10.637758	10.974559	3.17%	0
2010	10.259987	10.637758	3.68%	0
1113

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.202984	11.921749	6.42%	0
2018	11.709652	11.202984	-4.33%	0
2017	11.620643	11.709652	0.77%	0
2016	11.580425	11.620643	0.35%	0
2015	11.988317	11.580425	-3.40%	0
2014	11.771691	11.988317	1.84%	0
2013	12.376886	11.771691	-4.89%	0
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
2010	11.007805	11.555938	4.98%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.245338	11.914659	16.29%	0
2018	11.749995	10.245338	-12.81%	0
2017	10.264080	11.749995	14.48%	0
2016	9.489166	10.264080	8.17%	0
2015	10.091417	9.489166	-5.97%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.902396	11.299218	14.11%	0
2018	11.065001	9.902396	-10.51%	0
2017	10.009879	11.065001	10.54%	0
2016	9.476936	10.009879	5.62%	0
2015	9.935032	9.476936	-4.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	22.804111	27.161546	19.11%	0
2018	28.525912	22.804111	-20.06%	0
2017	20.800327	28.525912	37.14%	0
2016	19.929276	20.800327	4.37%	0
2015	24.502535	19.929276	-18.66%	0
2014	26.768559	24.502535	-8.47%	0
2013	27.450406	26.768559	-2.48%	0
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0
2010	28.566296	32.152789	12.55%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.882964	10.198116	3.19%	0
2018	10.184670	9.882964	-2.96%	0
2017	10.273847	10.184670	-0.87%	0
2016	10.501943	10.273847	-2.17%	0
2015	10.827398	10.501943	-3.01%	0
2014	10.663541	10.827398	1.54%	0
2013	11.446279	10.663541	-6.84%	0
2012	11.439325	11.446279	0.06%	0
2011	10.983118	11.439325	4.15%	0
2010	10.794908	10.983118	1.74%	3,077
1114

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.419323	7.332506	-1.17%	0
2018	7.537338	7.419323	-1.57%	0
2017	7.729246	7.537338	-2.48%	0
2016	7.958840	7.729246	-2.88%	0
2015	8.196538	7.958840	-2.90%	0
2014	8.441332	8.196538	-2.90%	0
2013	8.693441	8.441332	-2.90%	0
2012	8.953798	8.693441	-2.91%	0
2011	9.220462	8.953798	-2.89%	0
2010	9.495826	9.220462	-2.90%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.512188	8.673973	15.47%	0
2018	9.082341	7.512188	-17.29%	0
2017	7.359978	9.082341	23.40%	0
2016	7.531454	7.359978	-2.28%	0
2015	8.014610	7.531454	-6.03%	0
2014	8.313853	8.014610	-3.60%	0
2013	7.282982	8.313853	14.15%	0
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
2010	6.788311	7.448760	9.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.044257	9.467096	17.69%	0
2018	9.649088	8.044257	-16.63%	0
2017	7.983766	9.649088	20.86%	0
2016	8.178765	7.983766	-2.38%	0
2015	8.541755	8.178765	-4.25%	0
2014	9.377179	8.541755	-8.91%	0
2013	7.980333	9.377179	17.50%	0
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0
2010	7.878353	8.216055	4.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.728110	23.702225	20.14%	0
2018	22.295069	19.728110	-11.51%	0
2017	19.386070	22.295069	15.01%	0
2016	18.236733	19.386070	6.30%	0
2015	18.970816	18.236733	-3.87%	0
2014	18.609670	18.970816	1.94%	0
2013	15.061351	18.609670	23.56%	0
2012	13.383732	15.061351	12.53%	0
2011	14.346743	13.383732	-6.71%	310
2010	12.889288	14.346743	11.31%	312
1115

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.127599	15.822452	12.00%	0
2018	15.293652	14.127599	-7.62%	0
2017	14.171630	15.293652	7.92%	0
2016	13.728417	14.171630	3.23%	0
2015	14.163056	13.728417	-3.07%	0
2014	13.946559	14.163056	1.55%	0
2013	12.663108	13.946559	10.14%	0
2012	11.923100	12.663108	6.21%	0
2011	12.170723	11.923100	-2.03%	0
2010	11.413830	12.170723	6.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.550405	19.275054	16.46%	0
2018	18.227027	16.550405	-9.20%	0
2017	16.348702	18.227027	11.49%	0
2016	15.626201	16.348702	4.62%	0
2015	16.178990	15.626201	-3.42%	0
2014	15.836786	16.178990	2.16%	0
2013	13.648824	15.836786	16.03%	0
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0
2010	11.967189	13.018358	8.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.239018	11.953455	6.36%	0
2018	11.789174	11.239018	-4.67%	0
2017	11.487467	11.789174	2.63%	0
2016	11.345826	11.487467	1.25%	0
2015	11.653847	11.345826	-2.64%	0
2014	11.552465	11.653847	0.88%	0
2013	11.349123	11.552465	1.79%	0
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0
2010	10.813710	11.118923	2.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.264658	11.262542	9.72%	0
2018	11.203265	10.264658	-8.38%	0
2017	10.117291	11.203265	10.73%	0
2016	9.856024	10.117291	2.65%	0
2015	10.490452	9.856024	-6.05%	0
2014	10.544810	10.490452	-0.52%	0
2013*	10.000000	10.544810	5.45%	0
1116

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.538341	11.793083	11.91%	0
2018	11.554469	10.538341	-8.79%	0
2017	10.172851	11.554469	13.58%	0
2016	9.794964	10.172851	3.86%	0
2015	10.502950	9.794964	-6.74%	0
2014	10.632334	10.502950	-1.22%	0
2013*	10.000000	10.632334	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.712579	17.964335	14.33%	0
2018	17.159248	15.712579	-8.43%	0
2017	15.647436	17.159248	9.66%	0
2016	15.039171	15.647436	4.04%	0
2015	15.540379	15.039171	-3.23%	0
2014	15.216139	15.540379	2.13%	0
2013	13.436334	15.216139	13.25%	0
2012	12.488329	13.436334	7.59%	0
2011	12.865699	12.488329	-2.93%	0
2010	11.945969	12.865699	7.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.126904	21.443342	18.30%	0
2018	20.235014	18.126904	-10.42%	0
2017	17.858835	20.235014	13.31%	0
2016	16.952816	17.858835	5.34%	0
2015	17.587545	16.952816	-3.61%	0
2014	17.257369	17.587545	1.91%	0
2013	14.522736	17.257369	18.83%	0
2012	13.148235	14.522736	10.45%	0
2011	13.834352	13.148235	-4.96%	0
2010	12.626673	13.834352	9.56%	1,986
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.508815	14.885695	10.19%	0
2018	14.454008	13.508815	-6.54%	0
2017	13.629001	14.454008	6.05%	0
2016	13.277656	13.629001	2.65%	0
2015	13.678417	13.277656	-2.93%	0
2014	13.449508	13.678417	1.70%	0
2013	12.535527	13.449508	7.29%	0
2012	11.950049	12.535527	4.90%	0
2011	12.057428	11.950049	-0.89%	0
2010	11.442840	12.057428	5.37%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.359809	3.60%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.657349	6.57%	0
1117

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.233462	19.261637	26.44%	0
2018	16.235100	15.233462	-6.17%	0
2017	12.872211	16.235100	26.13%	0
2016	12.996915	12.872211	-0.96%	0
2015	12.978907	12.996915	0.14%	0
2014	12.135011	12.978907	6.95%	0
2013	9.297566	12.135011	30.52%	0
2012	8.245085	9.297566	12.76%	0
2011	8.774456	8.245085	-6.03%	0
2010	7.833226	8.774456	12.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.415834	12.032416	15.52%	0
2018	11.272093	10.415834	-7.60%	0
2017	9.874425	11.272093	14.15%	0
2016	9.367756	9.874425	5.41%	0
2015	9.869352	9.367756	-5.08%	0
2014*	10.000000	9.869352	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.689291	13.845469	18.45%	0
2018	12.358672	11.689291	-5.42%	0
2017	10.457616	12.358672	18.18%	0
2016	9.786007	10.457616	6.86%	0
2015	10.064079	9.786007	-2.76%	0
2014*	10.000000	10.064079	0.64%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.644188	32.863333	33.35%	0
2018	25.781771	24.644188	-4.41%	0
2017	20.893587	25.781771	23.40%	0
2016	20.823558	20.893587	0.34%	0
2015	20.458838	20.823558	1.78%	0
2014	19.408094	20.458838	5.41%	0
2013	14.665830	19.408094	32.34%	0
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
2010	12.784563	13.471332	5.37%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.610318	25.352713	23.01%	0
2018	23.450415	20.610318	-12.11%	0
2017	22.269579	23.450415	5.30%	0
2016	19.076817	22.269579	16.74%	0
2015	20.559926	19.076817	-7.21%	0
2014	18.746633	20.559926	9.67%	0
2013	14.662300	18.746633	27.86%	0
2012	13.195095	14.662300	11.12%	0
2011	13.522605	13.195095	-2.42%	0
2010	12.307543	13.522605	9.87%	0
1118

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	28.056244	34.230838	22.01%	0
2018	32.611944	28.056244	-13.97%	0
2017	29.005957	32.611944	12.43%	0
2016	24.831426	29.005957	16.81%	0
2015	26.238050	24.831426	-5.36%	0
2014	24.695321	26.238050	6.25%	0
2013	19.115213	24.695321	29.19%	0
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0
2010	14.451126	17.709243	22.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.682098	13.187462	12.89%	0
2018	14.556685	11.682098	-19.75%	0
2017	12.233257	14.556685	18.99%	0
2016	11.999866	12.233257	1.94%	0
2015	13.056372	11.999866	-8.09%	0
2014	14.887159	13.056372	-12.30%	0
2013	12.665540	14.887159	17.54%	0
2012	11.144702	12.665540	13.65%	0
2011	13.731036	11.144702	-18.84%	0
2010	13.353625	13.731036	2.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.379608	15.037675	21.47%	0
2018	14.456551	12.379608	-14.37%	0
2017	13.017423	14.456551	11.06%	0
2016	11.551558	13.017423	12.69%	0
2015	12.320023	11.551558	-6.24%	0
2014	11.509066	12.320023	7.05%	0
2013	8.777907	11.509066	31.11%	0
2012	7.688200	8.777907	14.17%	0
2011	8.431081	7.688200	-8.81%	0
2010	7.701118	8.431081	9.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.697962	18.877597	20.26%	0
2018	18.619124	15.697962	-15.69%	0
2017	16.842631	18.619124	10.55%	0
2016	14.749195	16.842631	14.19%	0
2015	15.641116	14.749195	-5.70%	0
2014	13.765312	15.641116	13.63%	0
2013	10.448424	13.765312	31.75%	0
2012	9.249337	10.448424	12.96%	0
2011	9.751416	9.249337	-5.15%	0
2010	8.394383	9.751416	16.17%	0
1119

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	19.124632	25.139673	31.45%	0
2018	21.462852	19.124632	-10.89%	0
2017	17.731569	21.462852	21.04%	0
2016	16.897979	17.731569	4.93%	0
2015	17.311050	16.897979	-2.39%	0
2014	17.386808	17.311050	-0.44%	0
2013	12.438758	17.386808	39.78%	0
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
2010	9.686332	11.766965	21.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	23.919360	27.566877	15.25%	0
2018	29.728843	23.919360	-19.54%	0
2017	28.150067	29.728843	5.61%	0
2016	23.077196	28.150067	21.98%	0
2015	25.361690	23.077196	-9.01%	0
2014	24.464109	25.361690	3.67%	0
2013	17.992753	24.464109	35.97%	0
2012	15.403592	17.992753	16.81%	0
2011	16.777758	15.403592	-8.19%	0
2010	13.661520	16.777758	22.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.367344	29.659647	21.72%	0
2018	28.795186	24.367344	-15.38%	0
2017	26.195054	28.795186	9.93%	0
2016	22.012556	26.195054	19.00%	0
2015	23.108030	22.012556	-4.74%	0
2014	23.666716	23.108030	-2.36%	0
2013	17.341029	23.666716	36.48%	0
2012	15.499985	17.341029	11.88%	0
2011	16.945440	15.499985	-8.53%	0
2010	13.963095	16.945440	21.36%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.749700	18.052403	22.39%	0
2018	16.141138	14.749700	-8.62%	0
2017	14.042901	16.141138	14.94%	0
2016	13.133459	14.042901	6.92%	0
2015	13.582555	13.133459	-3.31%	0
2014	12.657874	13.582555	7.31%	0
2013	9.408475	12.657874	34.54%	0
2012	8.699807	9.408475	8.15%	0
2011	9.261589	8.699807	-6.07%	0
2010	7.719165	9.261589	19.98%	0
1120

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.633173	14.734951	26.66%	0
2018	12.489399	11.633173	-6.86%	0
2017	12.116879	12.489399	3.07%	0
2016	11.642006	12.116879	4.08%	0
2015	12.709160	11.642006	-8.40%	0
2014	10.177146	12.709160	24.88%	0
2013	10.205554	10.177146	-0.28%	0
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0
2010	6.999263	8.823372	26.06%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.645946	18.607115	27.05%	0
2018	15.858815	14.645946	-7.65%	0
2017	13.471620	15.858815	17.72%	0
2016	12.453545	13.471620	8.17%	0
2015	12.705694	12.453545	-1.98%	0
2014	11.571839	12.705694	9.80%	0
2013*	10.000000	11.571839	15.72%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.794529	8.888536	1.07%	0
2018	8.984956	8.794529	-2.12%	0
2017	9.108717	8.984956	-1.36%	0
2016	9.151961	9.108717	-0.47%	0
2015	9.457573	9.151961	-3.23%	0
2014	9.692167	9.457573	-2.42%	0
2013	9.971131	9.692167	-2.80%	0
2012	9.920175	9.971131	0.51%	0
2011	10.084728	9.920175	-1.63%	0
2010	10.140526	10.084728	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.058577	15.844855	21.34%	0
2018	15.172066	13.058577	-13.93%	0
2017	13.683374	15.172066	10.88%	0
2016	11.657735	13.683374	17.38%	0
2015	12.622190	11.657735	-7.64%	0
2014	12.433297	12.622190	1.52%	0
2013*	10.000000	12.433297	24.33%	0
1121

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.481382	19.241443	32.87%	0
2018	16.047608	14.481382	-9.76%	0
2017	12.958738	16.047608	23.84%	0
2016	12.582713	12.958738	2.99%	0
2015	13.003530	12.582713	-3.24%	0
2014	12.911677	13.003530	0.71%	0
2013	9.593417	12.911677	34.59%	0
2012	8.618481	9.593417	11.31%	0
2011	9.288845	8.618481	-7.22%	0
2010	7.563927	9.288845	22.80%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	10.936523	13.559473	23.98%	0
2018	13.564695	10.936523	-19.38%	0
2017	11.019710	13.564695	23.09%	0
2016	11.557803	11.019710	-4.66%	0
2015	11.723894	11.557803	-1.42%	0
2014	12.482790	11.723894	-6.08%	0
2013	10.909767	12.482790	14.42%	0
2012	9.483737	10.909767	15.04%	0
2011	11.140447	9.483737	-14.87%	0
2010	9.402742	11.140447	18.48%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	27.385529	35.228598	28.64%	0
2018	30.188290	27.385529	-9.28%	0
2017	24.956855	30.188290	20.96%	0
2016	24.673325	24.956855	1.15%	0
2015	25.160035	24.673325	-1.93%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.059541	8.114344	0.68%	0
2018	8.217693	8.059541	-1.92%	0
2017	8.387695	8.217693	-2.03%	0
2016	8.533457	8.387695	-1.71%	0
2015	8.772210	8.533457	-2.72%	0
2014	8.979433	8.772210	-2.31%	0
2013	9.190931	8.979433	-2.30%	0
2012	9.049401	9.190931	1.56%	0
2011	9.292097	9.049401	-2.61%	0
2010	9.089228	9.292097	2.23%	0
1122

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.541647	27.553775	22.23%	0
2018	24.629160	22.541647	-8.48%	0
2017	21.415596	24.629160	15.01%	0
2016	20.073685	21.415596	6.68%	0
2015	20.769522	20.073685	-3.35%	0
2014	19.377985	20.769522	7.18%	0
2013	14.502811	19.377985	33.62%	0
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
2010	11.987813	14.300964	19.30%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.736412	10.564328	8.50%	0
2018	10.606624	9.736412	-8.20%	0
2017	9.633593	10.606624	10.10%	0
2016	8.786532	9.633593	9.64%	0
2015	9.964617	8.786532	-11.82%	0
2014	10.215768	9.964617	-2.46%	0
2013	10.509407	10.215768	-2.79%	0
2012*	10.000000	10.509407	5.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.850829	10.966692	11.33%	0
2018	10.661104	9.850829	-7.60%	0
2017	10.000549	10.661104	6.61%	0
2016	9.096467	10.000549	9.94%	0
2015	9.595086	9.096467	-5.20%	0
2014*	10.000000	9.595086	-4.05%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.789600	10.163271	3.82%	0
2018	10.511791	9.789600	-6.87%	0
2017	9.775500	10.511791	7.53%	0
2016	9.782613	9.775500	-0.07%	0
2015	10.853564	9.782613	-9.87%	0
2014	11.144180	10.853564	-2.61%	0
2013	12.283684	11.144180	-9.28%	0
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0
2010	10.752746	11.419466	6.20%	0
1123

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.670462	9.758456	0.91%	0
2018	9.937324	9.670462	-2.69%	0
2017	10.106734	9.937324	-1.68%	0
2016	10.273676	10.106734	-1.62%	0
2015	10.558465	10.273676	-2.70%	0
2014	10.793047	10.558465	-2.17%	0
2013	11.141266	10.793047	-3.13%	0
2012	10.850965	11.141266	2.68%	0
2011	11.062643	10.850965	-1.91%	0
2010	10.831352	11.062643	2.14%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.787257	9.759662	-0.28%	0
2018	9.939350	9.787257	-1.53%	0
2017	10.004751	9.939350	-0.65%	0
2016*	10.000000	10.004751	0.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.645101	10.137783	5.11%	0
2018	9.998256	9.645101	-3.53%	0
2017	9.822866	9.998256	1.79%	0
2016	9.860673	9.822866	-0.38%	0
2015	10.121201	9.860673	-2.57%	0
2014	10.006464	10.121201	1.15%	0
2013	10.521328	10.006464	-4.89%	0
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.899589	12.535250	26.62%	0
2018	11.142906	9.899589	-11.16%	0
2017*	10.000000	11.142906	11.43%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.968912	17.219850	32.78%	0
2018	13.047976	12.968912	-0.61%	0
2017	10.264294	13.047976	27.12%	0
2016*	10.000000	10.264294	2.64%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.534201	16.447318	21.52%	0
2018	17.235355	13.534201	-21.47%	0
2017	14.021442	17.235355	22.92%	0
2016	14.802249	14.021442	-5.27%	0
2015	15.223080	14.802249	-2.76%	0
2014	16.817740	15.223080	-9.48%	0
2013	13.523539	16.817740	24.36%	0
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0
2010	13.257416	14.163989	6.84%	0
1124

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.355518	37.914009	24.90%	0
2018	31.001854	30.355518	-2.08%	0
2017	25.077071	31.001854	23.63%	0
2016	28.923502	25.077071	-13.30%	0
2015	26.484581	28.923502	9.21%	0
2014	20.785083	26.484581	27.42%	0
2013	14.221562	20.785083	46.15%	0
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0
2010*	10.000000	10.430925	4.31%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.747719	5.142336	8.31%	0
2018	6.832446	4.747719	-30.51%	0
2017	7.177394	6.832446	-4.81%	0
2016	5.153727	7.177394	39.27%	0
2015	7.997153	5.153727	-35.56%	0
2014	10.212105	7.997153	-21.69%	0
2013	9.535411	10.212105	7.10%	0
2012*	10.000000	9.535411	-4.65%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.866100	5.285808	8.63%	0
2018	6.988633	4.866100	-30.37%	0
2017	7.321046	6.988633	-4.54%	0
2016	5.245992	7.321046	39.56%	0
2015	8.118390	5.245992	-35.38%	0
2014	10.335762	8.118390	-21.45%	0
2013	9.630041	10.335762	7.33%	0
2012*	10.000000	9.630041	-3.70%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.011329	21.206811	24.66%	0
2018	20.211101	17.011329	-15.83%	0
2017	16.458425	20.211101	22.80%	0
2016	16.313123	16.458425	0.89%	0
2015	17.340408	16.313123	-5.92%	0
2014	16.205403	17.340408	7.00%	0
2013	12.461225	16.205403	30.05%	0
2012	11.037450	12.461225	12.90%	0
2011	12.199388	11.037450	-9.52%	0
2010	11.182997	12.199388	9.09%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.677222	6.77%	0
1125

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	16.010006	18.679164	16.67%	0
2018	16.984182	16.010006	-5.74%	0
2017	15.581382	16.984182	9.00%	0
2016	14.902275	15.581382	4.56%	0
2015	15.158037	14.902275	-1.69%	0
2014	13.222854	15.158037	14.64%	0
2013	11.383062	13.222854	16.16%	0
2012	10.371877	11.383062	9.75%	0
2011	10.030410	10.371877	3.40%	0
2010	9.117987	10.030410	10.01%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	22.474425	29.907080	33.07%	0
2018	23.085896	22.474425	-2.65%	0
2017	17.662386	23.085896	30.71%	0
2016	18.094605	17.662386	-2.39%	0
2015	18.387934	18.094605	-1.60%	0
2014	18.232589	18.387934	0.85%	0
2013	13.423361	18.232589	35.83%	0
2012	11.483553	13.423361	16.89%	0
2011	12.519640	11.483553	-8.28%	0
2010*	10.000000	12.519640	25.20%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	23.999065	29.089002	21.21%	0
2018	24.400768	23.999065	-1.65%	0
2017	19.964663	24.400768	22.22%	0
2016	19.081089	19.964663	4.63%	0
2015	20.234388	19.081089	-5.70%	0
2014	21.237716	20.234388	-4.72%	0
2013	14.558575	21.237716	45.88%	0
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0
2010	12.188880	15.004507	23.10%	0
1126

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.575045	11.827289	11.84%	0
2018	11.762646	10.575045	-10.10%	0
2017	10.600727	11.762646	10.96%	0
2016	10.566363	10.600727	0.33%	0
2015	11.030999	10.566363	-4.21%	0
2014	10.907449	11.030999	1.13%	0
2013	10.040753	10.907449	8.63%	0
2012*	10.000000	10.040753	0.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.540727	24.641768	19.97%	0
2018	22.482901	20.540727	-8.64%	0
2017	19.531704	22.482901	15.11%	0
2016	18.117961	19.531704	7.80%	0
2015	18.406096	18.117961	-1.57%	0
2014	17.353374	18.406096	6.07%	0
2013	13.284911	17.353374	30.62%	0
2012	11.676148	13.284911	13.78%	0
2011	11.341816	11.676148	2.95%	0
2010	10.360313	11.341816	9.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.572853	8.583411	13.34%	0
2018*	10.000000	7.572853	-24.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.849345	31.243396	16.37%	0
2018	32.667224	26.849345	-17.81%	0
2017	29.824665	32.667224	9.53%	0
2016	24.623690	29.824665	21.12%	0
2015	26.904295	24.623690	-8.48%	0
2014	25.445763	26.904295	5.73%	0
2013	19.049435	25.445763	33.58%	0
2012	16.569556	19.049435	14.97%	0
2011	18.683316	16.569556	-11.31%	0
2010	15.207120	18.683316	22.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.373471	10.963731	5.69%	0
2018	11.000653	10.373471	-5.70%	0
2017	10.932674	11.000653	0.62%	0
2016	10.790642	10.932674	1.32%	0
2015	11.400089	10.790642	-5.35%	0
2014	11.371387	11.400089	0.25%	0
2013	12.802726	11.371387	-11.18%	0
2012	12.285449	12.802726	4.21%	0
2011	11.327333	12.285449	8.46%	0
2010	11.103185	11.327333	2.02%	0
1127

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	19.900330	23.899931	20.10%	0
2018	22.098511	19.900330	-9.95%	0
2017	18.926459	22.098511	16.76%	0
2016	17.226222	18.926459	9.87%	0
2015	18.872647	17.226222	-8.72%	0
2014	17.311477	18.872647	9.02%	0
2013	13.165700	17.311477	31.49%	0
2012	11.853135	13.165700	11.07%	0
2011	11.873445	11.853135	-0.17%	0
2010	10.744753	11.873445	10.50%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	20.943242	26.218585	25.19%	0
2018	24.798148	20.943242	-15.55%	0
2017	22.921114	24.798148	8.19%	0
2016	19.243932	22.921114	19.11%	0
2015	20.147199	19.243932	-4.48%	0
2014	17.859368	20.147199	12.81%	0
2013	14.166219	17.859368	26.07%	0
2012	12.559710	14.166219	12.79%	0
2011	13.050752	12.559710	-3.76%	0
2010	11.302333	13.050752	15.47%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.776695	10.898473	11.47%	0
2018	10.375219	9.776695	-5.77%	0
2017	9.983062	10.375219	3.93%	0
2016	9.116984	9.983062	9.50%	0
2015*	10.000000	9.116984	-8.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.294527	9.845449	5.93%	0
2018	9.648231	9.294527	-3.67%	0
2017	9.631878	9.648231	0.17%	0
2016	9.685664	9.631878	-0.56%	0
2015*	10.000000	9.685664	-3.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.050364	13.669496	23.70%	0
2018	12.300494	11.050364	-10.16%	0
2017	10.879182	12.300494	13.06%	0
2016	9.657906	10.879182	12.65%	0
2015*	10.000000	9.657906	-3.42%	0
1128

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.355856	15.263360	14.28%	0
2018	14.892944	13.355856	-10.32%	0
2017	13.494409	14.892944	10.36%	0
2016	13.393793	13.494409	0.75%	0
2015	13.940552	13.393793	-3.92%	0
2014	14.092055	13.940552	-1.08%	0
2013	12.690819	14.092055	11.04%	0
2012	11.892203	12.690819	6.72%	0
2011	12.715829	11.892203	-6.48%	0
2010	11.936936	12.715829	6.53%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.404919	12.102914	16.32%	0
2018	12.718115	10.404919	-18.19%	0
2017	11.390336	12.718115	11.66%	0
2016	10.186927	11.390336	11.81%	0
2015	10.767559	10.186927	-5.39%	0
2014*	10.000000	10.767559	7.68%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.545672	35.043520	18.61%	0
2018	33.451766	29.545672	-11.68%	0
2017	30.662404	33.451766	9.10%	0
2016	25.127037	30.662404	22.03%	0
2015	26.508455	25.127037	-5.21%	0
2014	25.983514	26.508455	2.02%	0
2013	19.026216	25.983514	36.57%	0
2012	16.939286	19.026216	12.32%	0
2011	17.355502	16.939286	-2.40%	0
2010	14.211975	17.355502	22.12%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	21.882756	27.689350	26.54%	0
2018	23.702543	21.882756	-7.68%	0
2017	20.147007	23.702543	17.65%	0
2016	18.626527	20.147007	8.16%	0
2015	19.027495	18.626527	-2.11%	0
2014	17.334281	19.027495	9.77%	0
2013	13.561242	17.334281	27.82%	0
2012	12.101716	13.561242	12.06%	0
2011	12.269969	12.101716	-1.37%	0
2010	11.038042	12.269969	11.16%	0
1129

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.052724	25.067629	31.57%	0
2018	21.136642	19.052724	-9.86%	0
2017	17.145942	21.136642	23.27%	0
2016	16.412709	17.145942	4.47%	0
2015	17.383398	16.412709	-5.58%	0
2014	16.611629	17.383398	4.65%	0
2013	14.166131	16.611629	17.26%	0
2012	13.254061	14.166131	6.88%	0
2011	12.558464	13.254061	5.54%	0
2010	11.247681	12.558464	11.65%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.747077	18.566981	17.91%	0
2018	20.107081	15.747077	-21.68%	0
2017	16.656872	20.107081	20.71%	0
2016	14.694584	16.656872	13.35%	0
2015	15.533111	14.694584	-5.40%	0
2014	15.796613	15.533111	-1.67%	0
2013	10.981279	15.796613	43.85%	0
2012	9.411094	10.981279	16.68%	0
2011	11.283039	9.411094	-16.59%	0
2010	8.886957	11.283039	26.96%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.402817	10.633281	13.09%	0
2018	10.093877	9.402817	-6.85%	0
2017*	10.000000	10.093877	0.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.519969	15.518832	23.95%	0
2018	15.535231	12.519969	-19.41%	0
2017	14.322034	15.535231	8.47%	0
2016	11.256764	14.322034	27.23%	0
2015	12.400387	11.256764	-9.22%	0
2014	12.097654	12.400387	2.50%	0
2013*	10.000000	12.097654	20.98%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.692386	10.072327	3.92%	0
2018	9.997226	9.692386	-3.05%	0
2017	9.957492	9.997226	0.40%	0
2016	9.416914	9.957492	5.74%	0
2015	9.800396	9.416914	-3.91%	0
2014*	10.000000	9.800396	-2.00%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.997618	10.471271	16.38%	0
2018*	10.000000	8.997618	-10.02%	0
1130

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.767927	11.408540	5.95%	0
2018	11.184705	10.767927	-3.73%	0
2017	11.107259	11.184705	0.70%	0
2016	11.053552	11.107259	0.49%	0
2015	11.439820	11.053552	-3.38%	0
2014	11.387519	11.439820	0.46%	0
2013	11.646268	11.387519	-2.22%	0
2012	10.965330	11.646268	6.21%	0
2011	11.077235	10.965330	-1.01%	0
2010	10.540861	11.077235	5.09%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.152459	10.221793	25.38%	0
2018*	10.000000	8.152459	-18.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.176030	14.801398	12.34%	0
2018	14.183304	13.176030	-7.10%	0
2017	12.955232	14.183304	9.48%	0
2016	12.684488	12.955232	2.13%	0
2015	13.139786	12.684488	-3.47%	0
2014	12.992083	13.139786	1.14%	0
2013	11.826278	12.992083	9.86%	0
2012	10.921544	11.826278	8.28%	0
2011	11.301093	10.921544	-3.36%	0
2010	10.346352	11.301093	9.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.898862	16.170381	16.34%	0
2018	15.250759	13.898862	-8.86%	0
2017	13.515218	15.250759	12.84%	0
2016	13.161165	13.515218	2.69%	0
2015	13.623805	13.161165	-3.40%	0
2014	13.421192	13.623805	1.51%	0
2013	11.959212	13.421192	12.22%	0
2012	10.898991	11.959212	9.73%	0
2011	11.370767	10.898991	-4.15%	0
2010	10.247749	11.370767	10.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.809074	17.837787	20.45%	0
2018	16.598890	14.809074	-10.78%	0
2017	14.169524	16.598890	17.15%	0
2016	13.724251	14.169524	3.24%	0
2015	14.216779	13.724251	-3.46%	0
2014	13.985570	14.216779	1.65%	0
2013	11.869424	13.985570	17.83%	0
2012	10.618892	11.869424	11.78%	0
2011	11.259598	10.618892	-5.69%	0
2010	10.010798	11.259598	12.47%	0
1131

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.784147	12.989998	20.45%	0
2018	11.630368	10.784147	-7.28%	0
2017	10.319630	11.630368	12.70%	0
2016*	10.000000	10.319630	3.20%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.298692	32.231305	27.40%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.169273	10.838951	6.59%	0
2018	13.930746	10.169273	-27.00%	0
2017	14.762708	13.930746	-5.64%	0
2016	11.392964	14.762708	29.58%	0
2015	14.813759	11.392964	-23.09%	0
2014	17.498528	14.813759	-15.34%	0
2013	14.523467	17.498528	20.48%	0
2012	14.289521	14.523467	1.64%	0
2011	15.530660	14.289521	-7.99%	0
2010	13.429619	15.530660	15.64%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.359620	22.648105	23.36%	0
2018	20.687230	18.359620	-11.25%	0
2017	18.920603	20.687230	9.34%	0
2016	16.561158	18.920603	14.25%	0
2015	17.819945	16.561158	-7.06%	0
2014	16.926336	17.819945	5.28%	0
2013	13.643821	16.926336	24.06%	0
2012	12.010980	13.643821	13.59%	0
2011	12.294836	12.010980	-2.31%	0
2010	11.023801	12.294836	11.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.107146	13.978998	25.86%	0
2018	12.605572	11.107146	-11.89%	0
2017	11.137400	12.605572	13.18%	0
2016*	10.000000	11.137400	11.37%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.036380	31.253302	30.02%	0
2018	24.878904	24.036380	-3.39%	0
2017	19.012831	24.878904	30.85%	0
2016	19.482035	19.012831	-2.41%	0
2015	18.777733	19.482035	3.75%	0
2014	17.429043	18.777733	7.74%	0
2013	13.204731	17.429043	31.99%	0
2012	11.893924	13.204731	11.02%	0
2011	12.258690	11.893924	-2.98%	0
2010	10.197575	12.258690	20.21%	0
1132

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.003062	11.682755	6.18%	0
2018	11.429354	11.003062	-3.73%	0
2017	11.323729	11.429354	0.93%	0
2016	11.166930	11.323729	1.40%	0
2015	11.605006	11.166930	-3.77%	0
2014	11.321710	11.605006	2.50%	0
2013	11.912207	11.321710	-4.96%	0
2012	11.623822	11.912207	2.48%	0
2011	11.188955	11.623822	3.89%	0
2010	10.719871	11.188955	4.38%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	30.307701	36.229546	19.54%	0
2018	36.648757	30.307701	-17.30%	0
2017	31.325781	36.648757	16.99%	0
2016	28.836995	31.325781	8.63%	0
2015	30.205675	28.836995	-4.53%	0
2014	29.353423	30.205675	2.90%	0
2013	22.260371	29.353423	31.86%	0
2012	20.022757	22.260371	11.18%	0
2011	23.142005	20.022757	-13.48%	0
2010	18.545822	23.142005	24.78%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.399065	21.529671	23.74%	0
2018	21.109812	17.399065	-17.58%	0
2017	16.731778	21.109812	26.17%	0
2016	18.197717	16.731778	-8.06%	0
2015	18.152602	18.197717	0.25%	0
2014	20.396881	18.152602	-11.00%	0
2013	16.145785	20.396881	26.33%	0
2012	13.821076	16.145785	16.82%	0
2011	17.228193	13.821076	-19.78%	0
2010	15.732891	17.228193	9.50%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.456653	27.924593	30.14%	0
2018	26.803086	21.456653	-19.95%	0
2017	23.189362	26.803086	15.58%	0
2016	21.865012	23.189362	6.06%	0
2015	23.272266	21.865012	-6.05%	0
2014	22.513418	23.272266	3.37%	0
2013	17.818881	22.513418	26.35%	0
2012	14.450674	17.818881	23.31%	0
2011	16.368620	14.450674	-11.72%	0
2010	13.349617	16.368620	22.61%	0
1133

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.781352	12.541296	16.32%	0
2018	12.297610	10.781352	-12.33%	0
2017	11.314889	12.297610	8.69%	0
2016	10.300201	11.314889	9.85%	0
2015	11.316524	10.300201	-8.98%	0
2014	11.337638	11.316524	-0.19%	0
2013	9.438486	11.337638	20.12%	0
2012	8.433030	9.438486	11.92%	0
2011	8.824946	8.433030	-4.44%	0
2010	8.247327	8.824946	7.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.088406	14.742202	12.64%	0
2018	14.095210	13.088406	-7.14%	0
2017	13.241486	14.095210	6.45%	0
2016	11.964871	13.241486	10.67%	0
2015	13.264399	11.964871	-9.80%	0
2014	13.064567	13.264399	1.53%	0
2013	11.814492	13.064567	10.58%	0
2012	10.807092	11.814492	9.32%	0
2011	10.875549	10.807092	-0.63%	0
2010	9.945531	10.875549	9.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.219486	27.867674	25.42%	0
2018	24.123187	22.219486	-7.89%	0
2017	20.615719	24.123187	17.01%	0
2016	18.304099	20.615719	12.63%	0
2015	19.574626	18.304099	-6.49%	0
2014	18.551380	19.574626	5.52%	0
2013	14.739073	18.551380	25.87%	0
2012	13.565488	14.739073	8.65%	0
2011	13.185883	13.565488	2.88%	0
2010	11.261494	13.185883	17.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	25.810988	31.649760	22.62%	0
2018	30.531984	25.810988	-15.46%	0
2017	28.429098	30.531984	7.40%	0
2016	22.498648	28.429098	26.36%	0
2015	25.031858	22.498648	-10.12%	0
2014	25.646554	25.031858	-2.40%	0
2013	19.396638	25.646554	32.22%	0
2012	16.883082	19.396638	14.89%	0
2011	18.075008	16.883082	-6.59%	0
2010	14.524650	18.075008	24.44%	0
1134

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.151968	11.253238	22.96%	0
2018	11.201214	9.151968	-18.29%	0
2017	8.219105	11.201214	36.28%	0
2016	7.210475	8.219105	13.99%	0
2015	9.241562	7.210475	-21.98%	0
2014*	10.000000	9.241562	-7.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.347012	16.760425	9.21%	0
2018	18.704849	15.347012	-17.95%	0
2017	16.514782	18.704849	13.26%	0
2016	15.876238	16.514782	4.02%	0
2015	17.495003	15.876238	-9.25%	0
2014	20.285223	17.495003	-13.75%	0
2013	16.997108	20.285223	19.35%	0
2012	14.813916	16.997108	14.74%	0
2011	17.080075	14.813916	-13.27%	0
2010	16.234058	17.080075	5.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.975135	8.885695	-1.00%	0
2018	9.073678	8.975135	-1.09%	0
2017	9.172084	9.073678	-1.07%	0
2016	9.180326	9.172084	-0.09%	0
2015	9.885005	9.180326	-7.13%	0
2014*	10.000000	9.885005	-1.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.602204	11.517677	8.63%	0
2018	11.421582	10.602204	-7.17%	0
2017	10.403616	11.421582	9.78%	0
2016	10.273322	10.403616	1.27%	0
2015	11.239507	10.273322	-8.60%	0
2014	11.141568	11.239507	0.88%	0
2013	10.108721	11.141568	10.22%	0
2012*	10.000000	10.108721	1.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.300334	9.822268	5.61%	0
2018*	10.000000	9.300334	-7.00%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.805947	8.974610	1.92%	0
2018	9.560283	8.805947	-7.89%	0
2017	9.500936	9.560283	0.62%	0
2016	9.836512	9.500936	-3.41%	0
2015	9.951523	9.836512	-1.16%	0
2014	9.797483	9.951523	1.57%	0
2013*	10.000000	9.797483	-2.03%	0
1135

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.719681	20.813326	32.40%	0
2018	16.856179	15.719681	-6.74%	0
2017	13.671716	16.856179	23.29%	0
2016	13.807630	13.671716	-0.98%	0
2015	13.582211	13.807630	1.66%	0
2014	12.938193	13.582211	4.98%	0
2013	9.536248	12.938193	35.67%	0
2012*	10.000000	9.536248	-4.64%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.088150	14.668870	21.35%	0
2018	14.092538	12.088150	-14.22%	0
2017	12.663910	14.092538	11.28%	0
2016	11.530091	12.663910	9.83%	0
2015	12.411962	11.530091	-7.11%	0
2014	12.277384	12.411962	1.10%	0
2013	9.847404	12.277384	24.68%	0
2012*	10.000000	9.847404	-1.53%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	25.420299	32.430468	27.58%	0
2018	30.249347	25.420299	-15.96%	0
2017	22.862094	30.249347	32.31%	0
2016	23.592205	22.862094	-3.09%	0
2015	23.448294	23.592205	0.61%	0
2014	23.674364	23.448294	-0.95%	0
2013	19.208899	23.674364	23.25%	0
2012	16.365383	19.208899	17.38%	0
2011	18.433980	16.365383	-11.22%	0
2010	16.415958	18.433980	12.29%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.057190	9.722334	7.34%	0
2018	9.777935	9.057190	-7.37%	0
2017	9.500784	9.777935	2.92%	0
2016	9.211642	9.500784	3.14%	0
2015	9.734259	9.211642	-5.37%	0
2014	9.786328	9.734259	-0.53%	0
2013	10.120970	9.786328	-3.31%	0
2012*	10.000000	10.120970	1.21%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.085458	10.040378	24.18%	0
2018	10.358002	8.085458	-21.94%	0
2017	8.439871	10.358002	22.73%	0
2016	8.938427	8.439871	-5.58%	0
2015	8.932727	8.938427	0.06%	0
2014*	10.000000	8.932727	-10.67%	0
1136

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	19.894106	25.435058	27.85%	0
2018	22.308916	19.894106	-10.82%	0
2017	19.706546	22.308916	13.21%	0
2016	18.242661	19.706546	8.02%	0
2015	18.230786	18.242661	0.07%	0
2014	17.015234	18.230786	7.14%	0
2013	13.338624	17.015234	27.56%	0
2012	11.787170	13.338624	13.16%	0
2011	12.183049	11.787170	-3.25%	0
2010	10.837882	12.183049	12.41%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	27.150355	33.235600	22.41%	0
2018	31.276982	27.150355	-13.19%	0
2017	28.289602	31.276982	10.56%	0
2016	24.769575	28.289602	14.21%	0
2015	27.178888	24.769575	-8.86%	0
2014	25.081816	27.178888	8.36%	0
2013	18.377890	25.081816	36.48%	0
2012	16.093946	18.377890	14.19%	0
2011	16.987013	16.093946	-5.26%	0
2010	14.223470	16.987013	19.43%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.746072	15.064104	18.19%	0
2018	13.891372	12.746072	-8.24%	0
2017	12.101051	13.891372	14.79%	0
2016	12.796542	12.101051	-5.43%	0
2015	14.386445	12.796542	-11.05%	0
2014	15.647826	14.386445	-8.06%	0
2013	12.884994	15.647826	21.44%	0
2012	11.141085	12.884994	15.65%	0
2011	12.370586	11.141085	-9.94%	0
2010	11.728801	12.370586	5.47%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.413780	12.316969	7.91%	0
2018	12.016812	11.413780	-5.02%	0
2017	11.605890	12.016812	3.54%	0
2016	10.291688	11.605890	12.77%	0
2015	11.342421	10.291688	-9.26%	0
2014	11.468726	11.342421	-1.10%	0
2013	10.694397	11.468726	7.24%	0
2012*	10.000000	10.694397	6.94%	0
1137

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.784053	19.791798	33.87%	0
2018	15.244992	14.784053	-3.02%	0
2017	12.377724	15.244992	23.16%	0
2016	12.017969	12.377724	2.99%	0
2015	13.143070	12.017969	-8.56%	0
2014	12.554622	13.143070	4.69%	0
2013	9.955542	12.554622	26.11%	0
2012*	10.000000	9.955542	-0.44%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	20.677715	24.537608	18.67%	0
2018	21.218318	20.677715	-2.55%	0
2017	18.505269	21.218318	14.66%	0
2016	18.276007	18.505269	1.25%	0
2015	18.754576	18.276007	-2.55%	0
2014	17.853759	18.754576	5.05%	0
2013	15.355457	17.853759	16.27%	0
2012	13.956611	15.355457	10.02%	0
2011	14.187641	13.956611	-1.63%	0
2010	13.520837	14.187641	4.93%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.224513	9.782999	6.05%	0
2018	9.630363	9.224513	-4.21%	0
2017	9.600387	9.630363	0.31%	0
2016	9.676404	9.600387	-0.79%	0
2015*	10.000000	9.676404	-3.24%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	31.161854	41.387837	32.82%	0
2018	31.571992	31.161854	-1.30%	0
2017	25.022584	31.571992	26.17%	0
2016	25.289841	25.022584	-1.06%	0
2015	23.279545	25.289841	8.64%	0
2014	22.114538	23.279545	5.27%	0
2013	17.409360	22.114538	27.03%	0
2012	14.483944	17.409360	20.20%	0
2011	16.036578	14.483944	-9.68%	0
2010	15.518248	16.036578	3.34%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.222961	29.828705	40.55%	0
2018	21.674857	21.222961	-2.08%	0
2017	15.409956	21.674857	40.65%	0
2016	13.945272	15.409956	10.50%	0
2015	13.731261	13.945272	1.56%	0
2014	12.939095	13.731261	6.12%	0
2013	9.847132	12.939095	31.40%	0
2012*	10.000000	9.847132	-1.53%	0
1138

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.560061	24.052915	22.97%	0
2018	23.753955	19.560061	-17.66%	0
2017	18.709928	23.753955	26.96%	0
2016	20.663215	18.709928	-9.45%	0
2015	23.347460	20.663215	-11.50%	0
2014	27.369824	23.347460	-14.70%	0
2013	24.677254	27.369824	10.91%	0
2012	22.467908	24.677254	9.83%	0
2011	34.215049	22.467908	-34.33%	0
2010	28.199008	34.215049	21.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.335105	9.556755	14.66%	0
2018	10.547392	8.335105	-20.97%	0
2017	8.501242	10.547392	24.07%	0
2016	7.251857	8.501242	17.23%	0
2015	9.347254	7.251857	-22.42%	0
2014*	10.000000	9.347254	-6.53%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.549499	10.047227	5.21%	0
2018	9.943479	9.549499	-3.96%	0
2017	9.863754	9.943479	0.81%	0
2016*	10.000000	9.863754	-1.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.592827	20.008059	37.11%	0
2018	15.301899	14.592827	-4.63%	0
2017	12.479398	15.301899	22.62%	0
2016	11.817834	12.479398	5.60%	0
2015	12.444156	11.817834	-5.03%	0
2014	13.861445	12.444156	-10.22%	0
2013	10.113727	13.861445	37.06%	0
2012*	10.000000	10.113727	1.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.916718	28.803137	25.69%	0
2018	26.346216	22.916718	-13.02%	0
2017	23.131507	26.346216	13.90%	0
2016	20.946927	23.131507	10.43%	0
2015	21.787170	20.946927	-3.86%	0
2014	20.371057	21.787170	6.95%	0
2013	15.479697	20.371057	31.60%	0
2012	13.765075	15.479697	12.46%	0
2011	14.249096	13.765075	-3.40%	0
2010	13.201211	14.249096	7.94%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.736295	7.36%	0
1139

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.542909	18.954136	21.95%	0
2018	17.743746	15.542909	-12.40%	0
2017	14.415221	17.743746	23.09%	0
2016	14.302679	14.415221	0.79%	0
2015	13.861331	14.302679	3.18%	0
2014	14.122709	13.861331	-1.85%	0
2013	11.401044	14.122709	23.87%	0
2012	10.133904	11.401044	12.50%	0
2011	10.630310	10.133904	-4.67%	0
2010*	10.000000	10.630310	6.30%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.984471	16.235121	35.47%	0
2018	12.280211	11.984471	-2.41%	0
2017	9.876736	12.280211	24.33%	0
2016	9.614445	9.876736	2.73%	0
2015*	10.000000	9.614445	-3.86%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.688153	11.473524	7.35%	0
2018	11.116087	10.688153	-3.85%	0
2017	10.815464	11.116087	2.78%	0
2016	10.526423	10.815464	2.75%	0
2015	10.937444	10.526423	-3.76%	0
2014	10.477226	10.937444	4.39%	0
2013	10.858729	10.477226	-3.51%	0
2012	10.247543	10.858729	5.96%	0
2011	10.016889	10.247543	2.30%	0
2010	9.658856	10.016889	3.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.406686	20.395004	10.80%	0
2018	20.407071	18.406686	-9.80%	0
2017	19.186419	20.407071	6.36%	0
2016	17.876457	19.186419	7.33%	0
2015	18.639044	17.876457	-4.09%	0
2014	18.666144	18.639044	-0.15%	0
2013	21.079532	18.666144	-11.45%	0
2012	18.427601	21.079532	14.39%	0
2011	17.763336	18.427601	3.74%	0
2010	16.678336	17.763336	6.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.860854	10.995970	24.10%	0
2018	9.913938	8.860854	-10.62%	0
2017	9.075862	9.913938	9.23%	0
2016	8.133517	9.075862	11.59%	0
2015*	10.000000	8.133517	-18.66%	0
1140

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.633680	18.814040	20.34%	0
2018	17.358374	15.633680	-9.94%	0
2017	15.218283	17.358374	14.06%	0
2016	14.125183	15.218283	7.74%	0
2015	15.678374	14.125183	-9.91%	0
2014	16.495563	15.678374	-4.95%	0
2013	12.884051	16.495563	28.03%	0
2012	10.826801	12.884051	19.00%	0
2011	11.257791	10.826801	-3.83%	0
2010*	10.000000	11.257791	12.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.629092	15.976042	17.22%	0
2018	14.781795	13.629092	-7.80%	0
2017	13.152502	14.781795	12.39%	0
2016	12.432264	13.152502	5.79%	0
2015	12.685341	12.432264	-2.00%	0
2014	12.449653	12.685341	1.89%	0
2013	10.405108	12.449653	19.65%	0
2012	9.265823	10.405108	12.30%	0
2011	9.458974	9.265823	-2.04%	0
2010	8.700707	9.458974	8.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.443717	9.988486	5.77%	0
2018	9.837977	9.443717	-4.01%	0
2017	9.820757	9.837977	0.18%	0
2016	9.857181	9.820757	-0.37%	0
2015	10.180349	9.857181	-3.17%	0
2014	9.992309	10.180349	1.88%	0
2013	10.568072	9.992309	-5.45%	0
2012	10.374831	10.568072	1.86%	0
2011	10.110563	10.374831	2.61%	0
2010	9.829046	10.110563	2.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.071622	19.714289	30.80%	0
2018	17.148376	15.071622	-12.11%	0
2017	13.490285	17.148376	27.12%	0
2016	13.873198	13.490285	-2.76%	0
2015	13.417042	13.873198	3.40%	0
2014	13.575713	13.417042	-1.17%	0
2013	10.873755	13.575713	24.85%	0
2012	9.177887	10.873755	18.48%	0
2011	10.427119	9.177887	-11.98%	0
2010	9.652957	10.427119	8.02%	0
1141

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.773005	21.208366	26.44%	0
2018	17.400061	16.773005	-3.60%	0
2017	14.027837	17.400061	24.04%	0
2016	13.251869	14.027837	5.86%	0
2015	12.830087	13.251869	3.29%	0
2014	12.233264	12.830087	4.88%	0
2013	9.725228	12.233264	25.79%	0
2012	8.536060	9.725228	13.93%	0
2011	9.227632	8.536060	-7.49%	0
2010	8.044331	9.227632	14.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.075289	17.166280	21.96%	0
2018	14.829686	14.075289	-5.09%	0
2017	12.531243	14.829686	18.34%	0
2016	11.622422	12.531243	7.82%	0
2015	11.847007	11.622422	-1.90%	0
2014	11.074460	11.847007	6.98%	0
2013	8.581655	11.074460	29.05%	0
2012	7.554132	8.581655	13.60%	0
2011	7.961278	7.554132	-5.11%	0
2010	7.391819	7.961278	7.70%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.044491	12.760979	5.95%	0
2018	12.710746	12.044491	-5.24%	0
2017	12.316203	12.710746	3.20%	0
2016	11.679581	12.316203	5.45%	0
2015	12.392843	11.679581	-5.76%	0
2014	12.292154	12.392843	0.82%	0
2013	12.809876	12.292154	-4.04%	0
2012	11.759651	12.809876	8.93%	0
2011	11.479278	11.759651	2.44%	0
2010	10.695682	11.479278	7.33%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.484159	25.248791	23.26%	0
2018	22.812342	20.484159	-10.21%	0
2017	19.971011	22.812342	14.23%	0
2016	17.500817	19.971011	14.11%	0
2015	19.289789	17.500817	-9.27%	0
2014	18.247352	19.289789	5.71%	0
2013	13.896274	18.247352	31.31%	0
2012	12.117727	13.896274	14.68%	0
2011	12.812008	12.117727	-5.42%	0
2010	11.434918	12.812008	12.04%	0
1142

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.393212	10.478576	11.55%	0
2018	10.576365	9.393212	-11.19%	0
2017	9.200779	10.576365	14.95%	0
2016	9.205812	9.200779	-0.05%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.981588	10.325139	3.44%	0
2018*	10.000000	9.981588	-0.18%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	15.996208	17.812829	11.36%	0
2018	16.994869	15.996208	-5.88%	0
2017	16.401693	16.994869	3.62%	0
2016	14.803170	16.401693	10.80%	0
2015	15.661598	14.803170	-5.48%	0
2014	15.736333	15.661598	-0.47%	0
2013	15.143627	15.736333	3.91%	0
2012	13.622108	15.143627	11.17%	0
2011	13.519013	13.622108	0.76%	0
2010	12.310412	13.519013	9.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.873086	17.245424	24.31%	0
2018	15.051005	13.873086	-7.83%	0
2017	12.429457	15.051005	21.09%	0
2016	11.278626	12.429457	10.20%	0
2015	11.761787	11.278626	-4.11%	0
2014	11.373328	11.761787	3.42%	0
2013	8.164521	11.373328	39.30%	0
2012	7.200954	8.164521	13.38%	0
2011	8.398399	7.200954	-14.26%	0
2010	7.499626	8.398399	11.98%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.711176	11.230470	28.92%	0
2018	10.773600	8.711176	-19.14%	0
2017	8.842060	10.773600	21.84%	0
2016	9.340998	8.842060	-5.34%	0
2015	9.688426	9.340998	-3.59%	0
2014	10.119803	9.688426	-4.26%	0
2013	8.612093	10.119803	17.51%	0
2012	7.682149	8.612093	12.11%	0
2011	8.758166	7.682149	-12.29%	0
2010	7.929440	8.758166	10.45%	0
1143

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.308067	25.429076	25.22%	0
2018	20.987212	20.308067	-3.24%	0
2017	17.982501	20.987212	16.71%	0
2016	16.667714	17.982501	7.89%	0
2015	17.061470	16.667714	-2.31%	0
2014	15.722256	17.061470	8.52%	0
2013	12.386188	15.722256	26.93%	0
2012	11.211129	12.386188	10.48%	0
2011	11.507700	11.211129	-2.58%	0
2010	10.472423	11.507700	9.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.590027	13.943290	20.30%	0
2018	13.382508	11.590027	-13.39%	0
2017	11.509293	13.382508	16.28%	0
2016	10.942901	11.509293	5.18%	0
2015	11.476885	10.942901	-4.65%	0
2014	11.316874	11.476885	1.41%	0
2013	9.006106	11.316874	25.66%	0
2012	7.989858	9.006106	12.72%	0
2011	8.793176	7.989858	-9.14%	0
2010	7.881493	8.793176	11.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.097891	12.513145	12.75%	0
2018	12.197564	11.097891	-9.02%	0
2017	11.215566	12.197564	8.76%	0
2016	10.890309	11.215566	2.99%	0
2015	11.341528	10.890309	-3.98%	0
2014	11.204757	11.341528	1.22%	0
2013	10.069378	11.204757	11.28%	0
2012	9.342781	10.069378	7.78%	0
2011	9.757394	9.342781	-4.25%	0
2010	9.106238	9.757394	7.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.548020	13.475833	16.69%	0
2018	12.958541	11.548020	-10.88%	0
2017	11.528970	12.958541	12.40%	0
2016	11.068045	11.528970	4.16%	0
2015	11.558103	11.068045	-4.24%	0
2014	11.375106	11.558103	1.61%	0
2013	9.666940	11.375106	17.67%	0
2012	8.765587	9.666940	10.28%	0
2011	9.354005	8.765587	-6.29%	0
2010	8.575706	9.354005	9.08%	0
1144

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.203582	10.959282	7.41%	0
2018	10.796781	10.203582	-5.49%	0
2017	10.458979	10.796781	3.23%	0
2016	10.300826	10.458979	1.54%	0
2015	10.692445	10.300826	-3.66%	0
2014	10.661732	10.692445	0.29%	0
2013	10.469367	10.661732	1.84%	0
2012	10.035830	10.469367	4.32%	0
2011	10.196272	10.035830	-1.57%	0
2010	9.837140	10.196272	3.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.160482	11.226769	10.49%	0
2018	11.260816	10.160482	-9.77%	0
2017	10.109309	11.260816	11.39%	0
2016	9.867414	10.109309	2.45%	0
2015	10.623599	9.867414	-7.12%	0
2014	10.704594	10.623599	-0.76%	0
2013*	10.000000	10.704594	7.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.427052	11.679422	12.01%	0
2018	11.563809	10.427052	-9.83%	0
2017	10.114688	11.563809	14.33%	0
2016	9.811722	10.114688	3.09%	0
2015	10.628351	9.811722	-7.68%	0
2014	10.841578	10.628351	-1.97%	0
2013*	10.000000	10.841578	8.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.370090	13.036921	14.66%	0
2018	12.611474	11.370090	-9.84%	0
2017	11.401017	12.611474	10.62%	0
2016	11.004939	11.401017	3.60%	0
2015	11.461671	11.004939	-3.98%	0
2014	11.293930	11.461671	1.49%	0
2013	9.878328	11.293930	14.33%	0
2012	9.058725	9.878328	9.05%	0
2011	9.556419	9.058725	-5.21%	0
2010	8.841397	9.556419	8.09%	0
1145

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.546665	13.697316	18.63%	0
2018	13.149408	11.546665	-12.19%	0
2017	11.474472	13.149408	14.60%	0
2016	10.988126	11.474472	4.43%	0
2015	11.495503	10.988126	-4.41%	0
2014	11.328196	11.495503	1.48%	0
2013	9.392250	11.328196	20.61%	0
2012	8.446404	9.392250	11.20%	0
2011	9.129130	8.446404	-7.48%	0
2010	8.301406	9.129130	9.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.884372	12.074058	10.93%	0
2018	11.778165	10.884372	-7.59%	0
2017	11.043415	11.778165	6.65%	0
2016	10.734312	11.043415	2.88%	0
2015	11.179733	10.734312	-3.98%	0
2014	11.067757	11.179733	1.01%	0
2013	10.251953	11.067757	7.96%	0
2012	9.600104	10.251953	6.79%	0
2011	9.918080	9.600104	-3.21%	0
2010	9.372723	9.918080	5.82%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.050103	13.154893	9.17%	0
2018	14.729680	12.050103	-18.19%	0
2017	12.366502	14.729680	19.11%	0
2016	12.600898	12.366502	-1.86%	0
2015	13.511444	12.600898	-6.74%	0
2014	15.157163	13.511444	-10.86%	0
2013	13.004540	15.157163	16.55%	0
2012	11.207938	13.004540	16.03%	0
2011	13.186917	11.207938	-15.01%	0
2010	12.776639	13.186917	3.21%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.532078	11.110424	5.49%	0
2018	10.929194	10.532078	-3.63%	0
2017	10.808702	10.929194	1.11%	0
2016	10.605481	10.808702	1.92%	0
2015	11.024943	10.605481	-3.80%	0
2014	10.852282	11.024943	1.59%	0
2013	11.425398	10.852282	-5.02%	0
2012	10.953884	11.425398	4.30%	0
2011	10.623168	10.953884	3.11%	0
2010	10.251186	10.623168	3.63%	0
1146

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.141605	11.850341	6.36%	0
2018	11.651529	11.141605	-4.38%	0
2017	11.568907	11.651529	0.71%	0
2016	11.534783	11.568907	0.30%	0
2015	11.947222	11.534783	-3.45%	0
2014	11.737388	11.947222	1.79%	0
2013	12.347176	11.737388	-4.94%	0
2012	11.877952	12.347176	3.95%	0
2011	11.540082	11.877952	2.93%	0
2010	10.998366	11.540082	4.93%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.219145	11.878073	16.23%	0
2018	11.726038	10.219145	-12.85%	0
2017	10.248418	11.726038	14.42%	0
2016	9.479547	10.248418	8.11%	0
2015	10.086388	9.479547	-6.02%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.877107	11.264567	14.05%	0
2018	11.042462	9.877107	-10.55%	0
2017	9.994621	11.042462	10.48%	0
2016	9.467357	9.994621	5.57%	0
2015	9.930103	9.467357	-4.66%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	22.620817	26.929354	19.05%	0
2018	28.311307	22.620817	-20.10%	0
2017	20.654432	28.311307	37.07%	0
2016	19.799635	20.654432	4.32%	0
2015	24.355706	19.799635	-18.71%	0
2014	26.621870	24.355706	-8.51%	0
2013	27.314047	26.621870	-2.53%	0
2012	24.058569	27.314047	13.53%	0
2011	32.026073	24.058569	-24.88%	0
2010	28.468353	32.026073	12.50%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.803508	10.110909	3.14%	0
2018	10.108014	9.803508	-3.01%	0
2017	10.201765	10.108014	-0.92%	0
2016	10.433628	10.201765	-2.22%	0
2015	10.762511	10.433628	-3.06%	0
2014	10.605093	10.762511	1.48%	0
2013	11.389408	10.605093	-6.89%	0
2012	11.388372	11.389408	0.01%	0
2011	10.939817	11.388372	4.10%	0
2010	10.757886	10.939817	1.69%	0
1147

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.358760	7.268904	-1.22%	0
2018	7.479673	7.358760	-1.62%	0
2017	7.674058	7.479673	-2.53%	0
2016	7.906071	7.674058	-2.93%	0
2015	8.146390	7.906071	-2.95%	0
2014	8.394012	8.146390	-2.95%	0
2013	8.649160	8.394012	-2.95%	0
2012	8.912792	8.649160	-2.96%	0
2011	9.182953	8.912792	-2.94%	0
2010	9.462068	9.182953	-2.95%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.471037	8.622010	15.41%	0
2018	9.037274	7.471037	-17.33%	0
2017	7.327224	9.037274	23.34%	0
2016	7.501789	7.327224	-2.33%	0
2015	7.987147	7.501789	-6.08%	0
2014	8.289640	7.987147	-3.65%	0
2013	7.265506	8.289640	14.10%	0
2012	6.497491	7.265506	11.82%	0
2011	7.438545	6.497491	-12.65%	0
2010	6.782490	7.438545	9.67%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.991916	9.400661	17.63%	0
2018	9.591272	7.991916	-16.68%	0
2017	7.940002	9.591272	20.80%	0
2016	8.138116	7.940002	-2.43%	0
2015	8.503677	8.138116	-4.30%	0
2014	9.340190	8.503677	-8.96%	0
2013	7.952945	9.340190	17.44%	0
2012	6.932645	7.952945	14.72%	0
2011	8.196310	6.932645	-15.42%	0
2010	7.863469	8.196310	4.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.569549	23.499614	20.08%	0
2018	22.127342	19.569549	-11.56%	0
2017	19.250102	22.127342	14.95%	0
2016	18.118136	19.250102	6.25%	0
2015	18.857152	18.118136	-3.92%	0
2014	18.507698	18.857152	1.89%	0
2013	14.986536	18.507698	23.50%	0
2012	13.324128	14.986536	12.48%	0
2011	14.290209	13.324128	-6.76%	0
2010	12.845101	14.290209	11.25%	0
1148

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.057444	15.735785	11.94%	0
2018	15.225584	14.057444	-7.67%	0
2017	14.115794	15.225584	7.86%	0
2016	13.681353	14.115794	3.18%	0
2015	14.121767	13.681353	-3.12%	0
2014	13.913079	14.121767	1.50%	0
2013	12.639219	13.913079	10.08%	0
2012	11.906755	12.639219	6.15%	0
2011	12.160286	11.906755	-2.08%	0
2010	11.409906	12.160286	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.468256	19.169505	16.40%	0
2018	18.145951	16.468256	-9.25%	0
2017	16.284337	18.145951	11.43%	0
2016	15.572663	16.284337	4.57%	0
2015	16.131868	15.572663	-3.47%	0
2014	15.798801	16.131868	2.11%	0
2013	13.623093	15.798801	15.97%	0
2012	12.506139	13.623093	8.93%	0
2011	13.007207	12.506139	-3.85%	0
2010	11.963087	13.007207	8.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.148685	11.851276	6.30%	0
2018	11.700489	11.148685	-4.72%	0
2017	11.406900	11.700489	2.57%	0
2016	11.272037	11.406900	1.20%	0
2015	11.584021	11.272037	-2.69%	0
2014	11.489162	11.584021	0.83%	0
2013	11.292751	11.489162	1.74%	0
2012	11.064235	11.292751	2.07%	0
2011	11.075116	11.064235	-0.10%	0
2010	10.776653	11.075116	2.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.234742	11.223950	9.67%	0
2018	11.176400	10.234742	-8.43%	0
2017	10.098213	11.176400	10.68%	0
2016	9.842487	10.098213	2.60%	0
2015	10.481438	9.842487	-6.10%	0
2014	10.541180	10.481438	-0.57%	0
2013*	10.000000	10.541180	5.41%	0
1149

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.507609	11.752632	11.85%	0
2018	11.526748	10.507609	-8.84%	0
2017	10.153658	11.526748	13.52%	0
2016	9.781505	10.153658	3.80%	0
2015	10.493935	9.781505	-6.79%	0
2014	10.628667	10.493935	-1.27%	0
2013*	10.000000	10.628667	6.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.586319	17.810813	14.27%	0
2018	17.030190	15.586319	-8.48%	0
2017	15.537732	17.030190	9.61%	0
2016	14.941403	15.537732	3.99%	0
2015	15.447301	14.941403	-3.27%	0
2014	15.132797	15.447301	2.08%	0
2013	13.369620	15.132797	13.19%	0
2012	12.432744	13.369620	7.54%	0
2011	12.815020	12.432744	-2.98%	0
2010	11.905037	12.815020	7.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.981230	21.260070	18.23%	0
2018	20.082799	17.981230	-10.46%	0
2017	17.733598	20.082799	13.25%	0
2016	16.842570	17.733598	5.29%	0
2015	17.482176	16.842570	-3.66%	0
2014	17.162823	17.482176	1.86%	0
2013	14.450604	17.162823	18.77%	0
2012	13.089677	14.450604	10.40%	0
2011	13.779807	13.089677	-5.01%	0
2010	12.583364	13.779807	9.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.400238	14.758454	10.14%	0
2018	14.345253	13.400238	-6.59%	0
2017	13.533399	14.345253	6.00%	0
2016	13.191298	13.533399	2.59%	0
2015	13.596456	13.191298	-2.98%	0
2014	13.375809	13.596456	1.65%	0
2013	12.473268	13.375809	7.24%	0
2012	11.896832	12.473268	4.85%	0
2011	12.009887	11.896832	-0.94%	0
2010	11.403598	12.009887	5.32%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.356244	3.56%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.653672	6.54%	0
1150

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.149947	19.146179	26.38%	0
2018	16.154469	15.149947	-6.22%	0
2017	12.814858	16.154469	26.06%	0
2016	12.945650	12.814858	-1.01%	0
2015	12.934375	12.945650	0.09%	0
2014	12.099609	12.934375	6.90%	0
2013	9.275219	12.099609	30.45%	0
2012	8.229519	9.275219	12.71%	0
2011	8.762396	8.229519	-6.08%	0
2010	7.826491	8.762396	11.96%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.391882	11.998556	15.46%	0
2018	11.252009	10.391882	-7.64%	0
2017	9.861888	11.252009	14.10%	0
2016	9.360678	9.861888	5.35%	0
2015	9.866978	9.360678	-5.13%	0
2014*	10.000000	9.866978	-1.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.662420	13.806536	18.38%	0
2018	12.336653	11.662420	-5.47%	0
2017	10.444350	12.336653	18.12%	0
2016	9.778622	10.444350	6.81%	0
2015	10.061663	9.778622	-2.81%	0
2014*	10.000000	10.061663	0.62%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.521805	32.683308	33.28%	0
2018	25.667036	24.521805	-4.46%	0
2017	20.811275	25.667036	23.33%	0
2016	20.752175	20.811275	0.28%	0
2015	20.399218	20.752175	1.73%	0
2014	19.361491	20.399218	5.36%	0
2013	14.638154	19.361491	32.27%	0
2012	12.737563	14.638154	14.92%	0
2011	13.459779	12.737563	-5.37%	0
2010	12.780169	13.459779	5.32%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.507972	25.213830	22.95%	0
2018	23.346054	20.507972	-12.16%	0
2017	22.181857	23.346054	5.25%	0
2016	19.011439	22.181857	16.68%	0
2015	20.500020	19.011439	-7.26%	0
2014	18.701629	20.500020	9.62%	0
2013	14.634636	18.701629	27.79%	0
2012	13.177002	14.634636	11.06%	0
2011	13.511004	13.177002	-2.47%	0
2010	12.303317	13.511004	9.82%	0
1151

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	27.830696	33.938164	21.95%	0
2018	32.366551	27.830696	-14.01%	0
2017	28.802487	32.366551	12.37%	0
2016	24.669900	28.802487	16.75%	0
2015	26.080795	24.669900	-5.41%	0
2014	24.559963	26.080795	6.19%	0
2013	19.020236	24.559963	29.13%	0
2012	16.684424	19.020236	14.00%	0
2011	17.639428	16.684424	-5.41%	0
2010	14.401560	17.639428	22.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.588171	13.074710	12.83%	0
2018	14.447122	11.588171	-19.79%	0
2017	12.147407	14.447122	18.93%	0
2016	11.921771	12.147407	1.89%	0
2015	12.978095	11.921771	-8.14%	0
2014	14.805548	12.978095	-12.34%	0
2013	12.602595	14.805548	17.48%	0
2012	11.095046	12.602595	13.59%	0
2011	13.676901	11.095046	-18.88%	0
2010	13.307826	13.676901	2.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.311750	14.947547	21.41%	0
2018	14.384745	12.311750	-14.41%	0
2017	12.959418	14.384745	11.00%	0
2016	11.506000	12.959418	12.63%	0
2015	12.277763	11.506000	-6.29%	0
2014	11.475503	12.277763	6.99%	0
2013	8.756815	11.475503	31.05%	0
2012	7.673691	8.756815	14.11%	0
2011	8.419505	7.673691	-8.86%	0
2010	7.694492	8.419505	9.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.611909	18.764445	20.19%	0
2018	18.526663	15.611909	-15.73%	0
2017	16.767596	18.526663	10.49%	0
2016	14.691025	16.767596	14.13%	0
2015	15.587461	14.691025	-5.75%	0
2014	13.725158	15.587461	13.57%	0
2013	10.423313	13.725158	31.68%	0
2012	9.231865	10.423313	12.91%	0
2011	9.738001	9.231865	-5.20%	0
2010	8.387155	9.738001	16.11%	0
1152

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	18.970910	24.924768	31.38%	0
2018	21.301380	18.970910	-10.94%	0
2017	17.607199	21.301380	20.98%	0
2016	16.788070	17.607199	4.88%	0
2015	17.207315	16.788070	-2.44%	0
2014	17.291534	17.207315	-0.49%	0
2013	12.376960	17.291534	39.71%	0
2012	11.277508	12.376960	9.75%	0
2011	11.720584	11.277508	-3.78%	0
2010	9.653116	11.720584	21.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	23.727049	27.331158	15.19%	0
2018	29.505112	23.727049	-19.58%	0
2017	27.952571	29.505112	5.55%	0
2016	22.927058	27.952571	21.92%	0
2015	25.209683	22.927058	-9.05%	0
2014	24.330004	25.209683	3.62%	0
2013	17.903334	24.330004	35.90%	0
2012	15.334949	17.903334	16.75%	0
2011	16.711580	15.334949	-8.24%	0
2010	13.614638	16.711580	22.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.171469	29.406096	21.66%	0
2018	28.578526	24.171469	-15.42%	0
2017	26.011310	28.578526	9.87%	0
2016	21.869378	26.011310	18.94%	0
2015	22.969556	21.869378	-4.79%	0
2014	23.537007	22.969556	-2.41%	0
2013	17.254866	23.537007	36.41%	0
2012	15.430929	17.254866	11.82%	0
2011	16.878617	15.430929	-8.58%	0
2010	13.915191	16.878617	21.30%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.668878	17.944235	22.33%	0
2018	16.061018	14.668878	-8.67%	0
2017	13.980369	16.061018	14.88%	0
2016	13.081692	13.980369	6.87%	0
2015	13.535984	13.081692	-3.36%	0
2014	12.620976	13.535984	7.25%	0
2013	9.385881	12.620976	34.47%	0
2012	8.683396	9.385881	8.09%	0
2011	9.248876	8.683396	-6.11%	0
2010	7.712537	9.248876	19.92%	0
1153

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.569428	14.646670	26.60%	0
2018	12.427414	11.569428	-6.90%	0
2017	12.062925	12.427414	3.02%	0
2016	11.596120	12.062925	4.03%	0
2015	12.665585	11.596120	-8.44%	0
2014	10.147469	12.665585	24.82%	0
2013	10.181046	10.147469	-0.33%	0
2012	9.076856	10.181046	12.16%	0
2011	8.811246	9.076856	3.01%	0
2010	6.993235	8.811246	26.00%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.603262	18.543334	26.98%	0
2018	15.820798	14.603262	-7.70%	0
2017	13.446229	15.820798	17.66%	0
2016	12.436454	13.446229	8.12%	0
2015	12.694796	12.436454	-2.04%	0
2014	11.567863	12.694796	9.74%	0
2013*	10.000000	11.567863	15.68%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.746354	8.835294	1.02%	0
2018	8.940366	8.746354	-2.17%	0
2017	9.068167	8.940366	-1.41%	0
2016	9.115894	9.068167	-0.52%	0
2015	9.425150	9.115894	-3.28%	0
2014	9.663913	9.425150	-2.47%	0
2013	9.947194	9.663913	-2.85%	0
2012	9.901468	9.947194	0.46%	0
2011	10.070888	9.901468	-1.68%	0
2010	10.131824	10.070888	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.020521	15.790547	21.27%	0
2018	15.135687	13.020521	-13.97%	0
2017	13.657569	15.135687	10.82%	0
2016	11.641720	13.657569	17.32%	0
2015	12.611356	11.641720	-7.69%	0
2014	12.429025	12.611356	1.47%	0
2013*	10.000000	12.429025	24.29%	0
1154

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.402032	19.126144	32.80%	0
2018	15.967953	14.402032	-9.81%	0
2017	12.901034	15.967953	23.77%	0
2016	12.533122	12.901034	2.94%	0
2015	12.958962	12.533122	-3.29%	0
2014	12.874062	12.958962	0.66%	0
2013	9.570396	12.874062	34.52%	0
2012	8.602231	9.570396	11.25%	0
2011	9.276101	8.602231	-7.26%	0
2010	7.557429	9.276101	22.74%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	10.859824	13.457446	23.92%	0
2018	13.476547	10.859824	-19.42%	0
2017	10.953721	13.476547	23.03%	0
2016	11.494502	10.953721	-4.70%	0
2015	11.665689	11.494502	-1.47%	0
2014	12.427217	11.665689	-6.13%	0
2013	10.866776	12.427217	14.36%	0
2012	9.451239	10.866776	14.98%	0
2011	11.107986	9.451239	-14.91%	0
2010	9.380161	11.107986	18.42%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	27.160719	34.921414	28.57%	0
2018	29.956010	27.160719	-9.33%	0
2017	24.777554	29.956010	20.90%	0
2016	24.508663	24.777554	1.10%	0
2015	25.005005	24.508663	-1.98%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.994775	8.044989	0.63%	0
2018	8.155869	7.994775	-1.98%	0
2017	8.328865	8.155869	-2.08%	0
2016	8.477969	8.328865	-1.76%	0
2015	8.719657	8.477969	-2.77%	0
2014	8.930240	8.719657	-2.36%	0
2013	9.145294	8.930240	-2.35%	0
2012	9.009112	9.145294	1.51%	0
2011	9.255475	9.009112	-2.66%	0
2010	9.058055	9.255475	2.18%	0
1155

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.360490	27.318272	22.17%	0
2018	24.443898	22.360490	-8.52%	0
2017	21.265419	24.443898	14.95%	0
2016	19.943157	21.265419	6.63%	0
2015	20.645091	19.943157	-3.40%	0
2014	19.271817	20.645091	7.13%	0
2013	14.430762	19.271817	33.55%	0
2012	13.399279	14.430762	7.70%	0
2011	14.244578	13.399279	-5.93%	0
2010	11.946702	14.244578	19.23%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.703053	10.522718	8.45%	0
2018	10.575763	9.703053	-8.25%	0
2017	9.610482	10.575763	10.04%	0
2016	8.769946	9.610482	9.58%	0
2015	9.950938	8.769946	-11.87%	0
2014	10.207013	9.950938	-2.51%	0
2013	10.505798	10.207013	-2.84%	0
2012*	10.000000	10.505798	5.06%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.827155	10.934704	11.27%	0
2018	10.640997	9.827155	-7.65%	0
2017	9.986809	10.640997	6.55%	0
2016	9.088642	9.986809	9.88%	0
2015	9.591767	9.088642	-5.25%	0
2014*	10.000000	9.591767	-4.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.740977	10.107587	3.76%	0
2018	10.465006	9.740977	-6.92%	0
2017	9.736982	10.465006	7.48%	0
2016	9.749072	9.736982	-0.12%	0
2015	10.821928	9.749072	-9.91%	0
2014	11.117416	10.821928	-2.66%	0
2013	12.260503	11.117416	-9.32%	0
2012	12.005994	12.260503	2.12%	0
2011	11.409661	12.005994	5.23%	0
2010	10.749044	11.409661	6.15%	0
1156

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.622443	9.705000	0.86%	0
2018	9.893095	9.622443	-2.74%	0
2017	10.066914	9.893095	-1.73%	0
2016	10.238454	10.066914	-1.68%	0
2015	10.527685	10.238454	-2.75%	0
2014	10.767126	10.527685	-2.22%	0
2013	11.120229	10.767126	-3.18%	0
2012	10.836072	11.120229	2.62%	0
2011	11.053145	10.836072	-1.96%	0
2010	10.827624	11.053145	2.08%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.773786	9.741209	-0.33%	0
2018	9.930804	9.773786	-1.58%	0
2017	10.001287	9.930804	-0.70%	0
2016*	10.000000	10.001287	0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.607090	10.092627	5.05%	0
2018	9.964018	9.607090	-3.58%	0
2017	9.794255	9.964018	1.73%	0
2016	9.836998	9.794255	-0.43%	0
2015	10.102101	9.836998	-2.62%	0
2014	9.992725	10.102101	1.09%	0
2013	10.512293	9.992725	-4.94%	0
2012	9.892826	10.512293	6.26%	0
2011*	10.000000	9.892826	-1.07%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.891077	12.518024	26.56%	0
2018	11.139100	9.891077	-11.20%	0
2017*	10.000000	11.139100	11.39%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.952482	17.189176	32.71%	0
2018	13.038211	12.952482	-0.66%	0
2017	10.261869	13.038211	27.05%	0
2016*	10.000000	10.261869	2.62%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.425383	16.306691	21.46%	0
2018	17.105644	13.425383	-21.51%	0
2017	13.923061	17.105644	22.86%	0
2016	14.705950	13.923061	-5.32%	0
2015	15.131832	14.705950	-2.81%	0
2014	16.725553	15.131832	-9.53%	0
2013	13.456337	16.725553	24.29%	0
2012	11.373594	13.456337	18.31%	0
2011	14.108140	11.373594	-19.38%	0
2010	13.211934	14.108140	6.78%	0
1157

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.220401	37.725801	24.84%	0
2018	30.879852	30.220401	-2.14%	0
2017	24.991214	30.879852	23.56%	0
2016	28.839304	24.991214	-13.34%	0
2015	26.421094	28.839304	9.15%	0
2014	20.745934	26.421094	27.36%	0
2013	14.202079	20.745934	46.08%	0
2012	11.171495	14.202079	27.13%	0
2011	10.427359	11.171495	7.14%	0
2010*	10.000000	10.427359	4.27%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.731449	5.122063	8.26%	0
2018	6.812556	4.731449	-30.55%	0
2017	7.160185	6.812556	-4.86%	0
2016	5.144003	7.160185	39.19%	0
2015	7.986177	5.144003	-35.59%	0
2014	10.203354	7.986177	-21.73%	0
2013	9.532141	10.203354	7.04%	0
2012*	10.000000	9.532141	-4.68%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.849388	5.264941	8.57%	0
2018	6.968241	4.849388	-30.41%	0
2017	7.303440	6.968241	-4.59%	0
2016	5.236070	7.303440	39.48%	0
2015	8.107217	5.236070	-35.41%	0
2014	10.326868	8.107217	-21.49%	0
2013	9.626709	10.326868	7.27%	0
2012*	10.000000	9.626709	-3.73%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	16.877105	21.028674	24.60%	0
2018	20.062035	16.877105	-15.88%	0
2017	16.345417	20.062035	22.74%	0
2016	16.209445	16.345417	0.84%	0
2015	17.239069	16.209445	-5.97%	0
2014	16.119008	17.239069	6.95%	0
2013	12.401168	16.119008	29.98%	0
2012	10.989915	12.401168	12.84%	0
2011	12.153096	10.989915	-9.57%	0
2010	11.146298	12.153096	9.03%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.673549	6.74%	0
1158

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	15.893936	18.534190	16.61%	0
2018	16.869784	15.893936	-5.78%	0
2017	15.484381	16.869784	8.95%	0
2016	14.817113	15.484381	4.50%	0
2015	15.079176	14.817113	-1.74%	0
2014	13.160835	15.079176	14.58%	0
2013	11.335506	13.160835	16.10%	0
2012	10.333881	11.335506	9.69%	0
2011	9.998802	10.333881	3.35%	0
2010	9.093941	9.998802	9.95%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	22.376740	29.761765	33.00%	0
2018	22.997464	22.376740	-2.70%	0
2017	17.603761	22.997464	30.64%	0
2016	18.043803	17.603761	-2.44%	0
2015	18.345761	18.043803	-1.65%	0
2014	18.200141	18.345761	0.80%	0
2013	13.406350	18.200141	35.76%	0
2012	11.474925	13.406350	16.83%	0
2011	12.516670	11.474925	-8.32%	0
2010*	10.000000	12.516670	25.17%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	23.825070	28.863240	21.15%	0
2018	24.236414	23.825070	-1.70%	0
2017	19.840377	24.236414	22.16%	0
2016	18.972055	19.840377	4.58%	0
2015	20.129125	18.972055	-5.75%	0
2014	21.138132	20.129125	-4.77%	0
2013	14.497759	21.138132	45.80%	0
2012	13.849471	14.497759	4.68%	0
2011	14.957237	13.849471	-7.41%	0
2010	12.156733	14.957237	23.04%	0
1159

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.538770	11.780645	11.78%	0
2018	11.728377	10.538770	-10.14%	0
2017	10.575273	11.728377	10.90%	0
2016	10.546420	10.575273	0.27%	0
2015	11.015857	10.546420	-4.26%	0
2014	10.898090	11.015857	1.08%	0
2013	10.037305	10.898090	8.58%	0
2012*	10.000000	10.037305	0.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.375494	24.430969	19.90%	0
2018	22.313605	20.375494	-8.69%	0
2017	19.394594	22.313605	15.05%	0
2016	18.000019	19.394594	7.75%	0
2015	18.295699	18.000019	-1.62%	0
2014	17.258192	18.295699	6.01%	0
2013	13.218840	17.258192	30.56%	0
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
2010	10.324736	11.297040	9.42%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.570243	8.576027	13.29%	0
2018*	10.000000	7.570243	-24.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.633428	30.976173	16.31%	0
2018	32.421343	26.633428	-17.85%	0
2017	29.615395	32.421343	9.47%	0
2016	24.463470	29.615395	21.06%	0
2015	26.743023	24.463470	-8.52%	0
2014	25.306276	26.743023	5.68%	0
2013	18.954769	25.306276	33.51%	0
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
2010	15.154942	18.609632	22.80%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.288279	10.868087	5.64%	0
2018	10.915959	10.288279	-5.75%	0
2017	10.854078	10.915959	0.57%	0
2016	10.718584	10.854078	1.26%	0
2015	11.329801	10.718584	-5.39%	0
2014	11.307104	11.329801	0.20%	0
2013	12.736916	11.307104	-11.23%	0
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0
2010	11.063202	11.280726	1.97%	0
1160

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	19.740339	23.695578	20.04%	0
2018	21.932209	19.740339	-9.99%	0
2017	18.793676	21.932209	16.70%	0
2016	17.114160	18.793676	9.81%	0
2015	18.759547	17.114160	-8.77%	0
2014	17.216604	18.759547	8.96%	0
2013	13.100284	17.216604	31.42%	0
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
2010	10.707908	11.826631	10.45%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	20.796321	26.021256	25.12%	0
2018	24.636957	20.796321	-15.59%	0
2017	22.783822	24.636957	8.13%	0
2016	19.138489	22.783822	19.05%	0
2015	20.047135	19.138489	-4.53%	0
2014	17.779821	20.047135	12.75%	0
2013	14.110382	17.779821	26.01%	0
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0
2010	11.275194	13.012718	15.41%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.758243	10.872293	11.42%	0
2018	10.361003	9.758243	-5.82%	0
2017	9.974507	10.361003	3.87%	0
2016	9.113850	9.974507	9.44%	0
2015*	10.000000	9.113850	-8.86%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.276979	9.821793	5.87%	0
2018	9.635004	9.276979	-3.72%	0
2017	9.623612	9.635004	0.12%	0
2016	9.682327	9.623612	-0.61%	0
2015*	10.000000	9.682327	-3.18%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.029510	13.636667	23.64%	0
2018	12.283651	11.029510	-10.21%	0
2017	10.869859	12.283651	13.01%	0
2016	9.654582	10.869859	12.59%	0
2015*	10.000000	9.654582	-3.45%	0
1161

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.289526	15.179733	14.22%	0
2018	14.826662	13.289526	-10.37%	0
2017	13.441247	14.826662	10.31%	0
2016	13.347878	13.441247	0.70%	0
2015	13.899916	13.347878	-3.97%	0
2014	14.058217	13.899916	-1.13%	0
2013	12.666872	14.058217	10.98%	0
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
2010	11.932835	12.704915	6.47%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.379929	12.067629	16.26%	0
2018	12.694140	10.379929	-18.23%	0
2017	11.374704	12.694140	11.60%	0
2016	10.178177	11.374704	11.76%	0
2015	10.763861	10.178177	-5.44%	0
2014*	10.000000	10.763861	7.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.308044	34.743775	18.55%	0
2018	33.199929	29.308044	-11.72%	0
2017	30.447205	33.199929	9.04%	0
2016	24.963517	30.447205	21.97%	0
2015	26.349524	24.963517	-5.26%	0
2014	25.841047	26.349524	1.97%	0
2013	18.931646	25.841047	36.50%	0
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0
2010	14.163198	17.287045	22.06%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	21.706760	27.452518	26.47%	0
2018	23.524106	21.706760	-7.73%	0
2017	20.005610	23.524106	17.59%	0
2016	18.505301	20.005610	8.11%	0
2015	18.913405	18.505301	-2.16%	0
2014	17.239232	18.913405	9.71%	0
2013	13.493826	17.239232	27.76%	0
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0
2010	11.000160	12.221573	11.10%	0
1162

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	18.899521	24.853252	31.50%	0
2018	20.977555	18.899521	-9.91%	0
2017	17.025622	20.977555	23.21%	0
2016	16.305912	17.025622	4.41%	0
2015	17.279187	16.305912	-5.63%	0
2014	16.520562	17.279187	4.59%	0
2013	14.095727	16.520562	17.20%	0
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
2010	11.209100	12.508938	11.60%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.620452	18.408193	17.85%	0
2018	19.955743	15.620452	-21.72%	0
2017	16.540000	19.955743	20.65%	0
2016	14.598979	16.540000	13.30%	0
2015	15.439996	14.598979	-5.45%	0
2014	15.710022	15.439996	-1.72%	0
2013	10.926695	15.710022	43.78%	0
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
2010	8.856455	11.238531	26.90%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.394725	10.618655	13.03%	0
2018	10.090420	9.394725	-6.89%	0
2017*	10.000000	10.090420	0.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.483451	15.465603	23.89%	0
2018	15.497959	12.483451	-19.45%	0
2017	14.295017	15.497959	8.42%	0
2016	11.241296	14.295017	27.17%	0
2015	12.389729	11.241296	-9.27%	0
2014	12.093499	12.389729	2.45%	0
2013*	10.000000	12.093499	20.93%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.669083	10.042928	3.87%	0
2018	9.978363	9.669083	-3.10%	0
2017	9.943812	9.978363	0.35%	0
2016	9.408806	9.943812	5.69%	0
2015	9.797012	9.408806	-3.96%	0
2014*	10.000000	9.797012	-2.03%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.995885	10.463865	16.32%	0
2018*	10.000000	8.995885	-10.04%	0
1163

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.681326	11.310949	5.89%	0
2018	11.100499	10.681326	-3.78%	0
2017	11.029305	11.100499	0.65%	0
2016	10.981611	11.029305	0.43%	0
2015	11.371231	10.981611	-3.43%	0
2014	11.325070	11.371231	0.41%	0
2013	11.588379	11.325070	-2.27%	0
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0
2010	10.504696	11.033547	5.03%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.149643	10.213006	25.32%	0
2018*	10.000000	8.149643	-18.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.083552	14.689945	12.28%	0
2018	14.091046	13.083552	-7.15%	0
2017	12.877585	14.091046	9.42%	0
2016	12.614943	12.877585	2.08%	0
2015	13.074475	12.614943	-3.51%	0
2014	12.934173	13.074475	1.08%	0
2013	11.779629	12.934173	9.80%	0
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
2010	10.321487	11.268121	9.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.801324	16.048630	16.28%	0
2018	15.151593	13.801324	-8.91%	0
2017	13.434229	15.151593	12.78%	0
2016	13.089013	13.434229	2.64%	0
2015	13.556107	13.089013	-3.45%	0
2014	13.361387	13.556107	1.46%	0
2013	11.912047	13.361387	12.17%	0
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0
2010	10.223115	11.337599	10.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.705161	17.703501	20.39%	0
2018	16.490968	14.705161	-10.83%	0
2017	14.084633	16.490968	17.08%	0
2016	13.649033	14.084633	3.19%	0
2015	14.146156	13.649033	-3.51%	0
2014	13.923269	14.146156	1.60%	0
2013	11.822631	13.923269	17.77%	0
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
2010	9.986754	11.226772	12.42%	0
1164

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.769354	12.965507	20.39%	0
2018	11.620438	10.769354	-7.32%	0
2017	10.316113	11.620438	12.64%	0
2016*	10.000000	10.316113	3.16%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.095315	31.955738	27.34%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.097877	10.757317	6.53%	0
2018	13.840122	10.097877	-27.04%	0
2017	14.674224	13.840122	-5.68%	0
2016	11.330498	14.674224	29.51%	0
2015	14.740147	11.330498	-23.13%	0
2014	17.420552	14.740147	-15.39%	0
2013	14.466196	17.420552	20.42%	0
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
2010	13.397342	15.485365	15.59%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.211995	22.454422	23.29%	0
2018	20.531524	18.211995	-11.30%	0
2017	18.787838	20.531524	9.28%	0
2016	16.453406	18.787838	14.19%	0
2015	17.713127	16.453406	-7.11%	0
2014	16.833538	17.713127	5.23%	0
2013	13.576009	16.833538	23.99%	0
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0
2010	10.985978	12.246364	11.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.091903	13.952632	25.79%	0
2018	12.594808	11.091903	-11.93%	0
2017	11.133609	12.594808	13.12%	0
2016*	10.000000	11.133609	11.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	23.843156	30.986103	29.96%	0
2018	24.691700	23.843156	-3.44%	0
2017	18.879449	24.691700	30.79%	0
2016	19.355306	18.879449	-2.46%	0
2015	18.665200	19.355306	3.70%	0
2014	17.333519	18.665200	7.68%	0
2013	13.139121	17.333519	31.92%	0
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
2010	10.162592	12.210356	20.15%	0
1165

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.914538	11.582794	6.12%	0
2018	11.343281	10.914538	-3.78%	0
2017	11.244239	11.343281	0.88%	0
2016	11.094237	11.244239	1.35%	0
2015	11.535407	11.094237	-3.82%	0
2014	11.259619	11.535407	2.45%	0
2013	11.852990	11.259619	-5.01%	0
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
2010	10.683091	11.144821	4.32%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	30.063968	35.919675	19.48%	0
2018	36.372885	30.063968	-17.35%	0
2017	31.105941	36.372885	16.93%	0
2016	28.649336	31.105941	8.57%	0
2015	30.024590	28.649336	-4.58%	0
2014	29.192498	30.024590	2.85%	0
2013	22.149732	29.192498	31.80%	0
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0
2010	18.482195	23.050741	24.72%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.259112	21.345494	23.68%	0
2018	20.950885	17.259112	-17.62%	0
2017	16.614340	20.950885	26.10%	0
2016	18.079288	16.614340	-8.10%	0
2015	18.043771	18.079288	0.20%	0
2014	20.285045	18.043771	-11.05%	0
2013	16.065525	20.285045	26.26%	0
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
2010	15.678928	17.160261	9.45%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.284145	27.685827	30.08%	0
2018	26.601391	21.284145	-19.99%	0
2017	23.026681	26.601391	15.52%	0
2016	21.722777	23.026681	6.00%	0
2015	23.132807	21.722777	-6.10%	0
2014	22.390040	23.132807	3.32%	0
2013	17.730361	22.390040	26.28%	0
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0
2010	13.303839	16.304096	22.55%	0
1166

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.722246	12.466111	16.26%	0
2018	12.236534	10.722246	-12.38%	0
2017	11.264483	12.236534	8.63%	0
2016	10.259580	11.264483	9.79%	0
2015	11.277708	10.259580	-9.03%	0
2014	11.304578	11.277708	-0.24%	0
2013	9.415818	11.304578	20.06%	0
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
2010	8.240249	8.812826	6.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.003268	14.638773	12.58%	0
2018	14.010782	13.003268	-7.19%	0
2017	13.168938	14.010782	6.39%	0
2016	11.905436	13.168938	10.61%	0
2015	13.205310	11.905436	-9.84%	0
2014	13.013073	13.205310	1.48%	0
2013	11.773984	13.013073	10.52%	0
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0
2010	9.926757	10.849443	9.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	22.040843	27.629389	25.36%	0
2018	23.941645	22.040843	-7.94%	0
2017	20.471090	23.941645	16.95%	0
2016	18.185028	20.471090	12.57%	0
2015	19.457307	18.185028	-6.54%	0
2014	18.449684	19.457307	5.46%	0
2013	14.665828	18.449684	25.80%	0
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
2010	11.222863	13.133889	17.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	25.603374	31.379008	22.56%	0
2018	30.302105	25.603374	-15.51%	0
2017	28.229541	30.302105	7.34%	0
2016	22.352190	28.229541	26.29%	0
2015	24.881733	22.352190	-10.17%	0
2014	25.505883	24.881733	-2.45%	0
2013	19.300186	25.505883	32.15%	0
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
2010	14.474786	18.003687	24.38%	0
1167

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.129964	11.220414	22.90%	0
2018	11.180075	9.129964	-18.34%	0
2017	8.207812	11.180075	36.21%	0
2016	7.204261	8.207812	13.93%	0
2015	9.238363	7.204261	-22.02%	0
2014*	10.000000	9.238363	-7.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.223554	16.617023	9.15%	0
2018	18.564006	15.223554	-17.99%	0
2017	16.398846	18.564006	13.20%	0
2016	15.772897	16.398846	3.97%	0
2015	17.390097	15.772897	-9.30%	0
2014	20.173998	17.390097	-13.80%	0
2013	16.912625	20.173998	19.28%	0
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0
2010	16.178359	17.012726	5.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.953536	8.859739	-1.05%	0
2018	9.056545	8.953536	-1.14%	0
2017	9.159477	9.056545	-1.12%	0
2016	9.172427	9.159477	-0.14%	0
2015	9.881585	9.172427	-7.18%	0
2014*	10.000000	9.881585	-1.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.565872	11.472299	8.58%	0
2018	11.388334	10.565872	-7.22%	0
2017	10.378651	11.388334	9.73%	0
2016	10.253929	10.378651	1.22%	0
2015	11.224072	10.253929	-8.64%	0
2014	11.132002	11.224072	0.83%	0
2013	10.105243	11.132002	10.16%	0
2012*	10.000000	10.105243	1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.297124	9.813820	5.56%	0
2018*	10.000000	9.297124	-7.03%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.780274	8.943839	1.86%	0
2018	9.537354	8.780274	-7.94%	0
2017	9.483018	9.537354	0.57%	0
2016	9.823000	9.483018	-3.46%	0
2015	9.942975	9.823000	-1.21%	0
2014	9.794116	9.942975	1.52%	0
2013*	10.000000	9.794116	-2.06%	0
1168

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.665687	20.731149	32.33%	0
2018	16.806982	15.665687	-6.79%	0
2017	13.638818	16.806982	23.23%	0
2016	13.781491	13.638818	-1.04%	0
2015	13.563480	13.781491	1.61%	0
2014	12.927020	13.563480	4.92%	0
2013	9.532907	12.927020	35.60%	0
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.046695	14.611026	21.29%	0
2018	14.051481	12.046695	-14.27%	0
2017	12.633512	14.051481	11.22%	0
2016	11.508327	12.633512	9.78%	0
2015	12.394919	11.508327	-7.15%	0
2014	12.266847	12.394919	1.04%	0
2013	9.844013	12.266847	24.61%	0
2012*	10.000000	9.844013	-1.56%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	25.215844	32.153060	27.51%	0
2018	30.021622	25.215844	-16.01%	0
2017	22.701636	30.021622	32.24%	0
2016	23.438674	22.701636	-3.14%	0
2015	23.307716	23.438674	0.56%	0
2014	23.544570	23.307716	-1.01%	0
2013	19.113433	23.544570	23.18%	0
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
2010	16.359662	18.361296	12.24%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.028397	9.686438	7.29%	0
2018	9.751897	9.028397	-7.42%	0
2017	9.480346	9.751897	2.86%	0
2016	9.196558	9.480346	3.09%	0
2015	9.723338	9.196558	-5.42%	0
2014	9.780383	9.723338	-0.58%	0
2013	10.120033	9.780383	-3.36%	0
2012*	10.000000	10.120033	1.20%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.066040	10.011094	24.11%	0
2018	10.338483	8.066040	-21.98%	0
2017	8.428295	10.338483	22.66%	0
2016	8.930750	8.428295	-5.63%	0
2015	8.929655	8.930750	0.01%	0
2014*	10.000000	8.929655	-10.70%	0
1169

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	19.734135	25.217538	27.79%	0
2018	22.141008	19.734135	-10.87%	0
2017	19.568266	22.141008	13.15%	0
2016	18.123964	19.568266	7.97%	0
2015	18.121509	18.123964	0.01%	0
2014	16.921947	18.121509	7.09%	0
2013	13.272330	16.921947	27.50%	0
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
2010	10.800682	12.134987	12.35%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	26.931963	32.951296	22.35%	0
2018	31.041489	26.931963	-13.24%	0
2017	28.091023	31.041489	10.50%	0
2016	24.608346	28.091023	14.15%	0
2015	27.015914	24.608346	-8.91%	0
2014	24.944267	27.015914	8.31%	0
2013	18.286519	24.944267	36.41%	0
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0
2010	14.174640	16.919993	19.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.682710	14.981495	18.13%	0
2018	13.829484	12.682710	-8.29%	0
2017	12.053324	13.829484	14.74%	0
2016	12.752624	12.053324	-5.48%	0
2015	14.344475	12.752624	-11.10%	0
2014	15.610230	14.344475	-8.11%	0
2013	12.860651	15.610230	21.38%	0
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
2010	11.724766	12.359962	5.42%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.374647	12.268411	7.86%	0
2018	11.981817	11.374647	-5.07%	0
2017	11.578038	11.981817	3.49%	0
2016	10.272252	11.578038	12.71%	0
2015	11.326832	10.272252	-9.31%	0
2014	11.458870	11.326832	-1.15%	0
2013	10.690714	11.458870	7.19%	0
2012*	10.000000	10.690714	6.91%	0
1170

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.733372	19.713790	33.80%	0
2018	15.200604	14.733372	-3.07%	0
2017	12.348010	15.200604	23.10%	0
2016	11.995274	12.348010	2.94%	0
2015	13.125019	11.995274	-8.61%	0
2014	12.543833	13.125019	4.63%	0
2013	9.952114	12.543833	26.04%	0
2012*	10.000000	9.952114	-0.48%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	20.511395	24.327703	18.61%	0
2018	21.058560	20.511395	-2.60%	0
2017	18.375370	21.058560	14.60%	0
2016	18.157042	18.375370	1.20%	0
2015	18.642116	18.157042	-2.60%	0
2014	17.755849	18.642116	4.99%	0
2013	15.279115	17.755849	16.21%	0
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
2010	13.474426	14.131672	4.88%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.207089	9.759477	6.00%	0
2018	9.617165	9.207089	-4.26%	0
2017	9.592149	9.617165	0.26%	0
2016	9.673075	9.592149	-0.84%	0
2015*	10.000000	9.673075	-3.27%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	30.911340	41.033961	32.75%	0
2018	31.334421	30.911340	-1.35%	0
2017	24.847044	31.334421	26.11%	0
2016	25.125338	24.847044	-1.11%	0
2015	23.140039	25.125338	8.58%	0
2014	21.993343	23.140039	5.21%	0
2013	17.322864	21.993343	26.96%	0
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0
2010	15.465044	15.973370	3.29%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.150075	29.710952	40.48%	0
2018	21.611617	21.150075	-2.14%	0
2017	15.372882	21.611617	40.58%	0
2016	13.918869	15.372882	10.45%	0
2015	13.712332	13.918869	1.51%	0
2014	12.927913	13.712332	6.07%	0
2013	9.843691	12.927913	31.33%	0
2012*	10.000000	9.843691	-1.56%	0
1171

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.402669	23.847083	22.91%	0
2018	23.575053	19.402669	-17.70%	0
2017	18.578557	23.575053	26.89%	0
2016	20.528691	18.578557	-9.50%	0
2015	23.207427	20.528691	-11.54%	0
2014	27.219707	23.207427	-14.74%	0
2013	24.554547	27.219707	10.85%	0
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
2010	28.102251	34.080093	21.27%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.315081	9.528889	14.60%	0
2018	10.527500	8.315081	-21.02%	0
2017	8.489563	10.527500	24.01%	0
2016	7.245609	8.489563	17.17%	0
2015	9.344028	7.245609	-22.46%	0
2014*	10.000000	9.344028	-6.56%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.536393	10.028274	5.16%	0
2018	9.934980	9.536393	-4.01%	0
2017	9.860384	9.934980	0.76%	0
2016*	10.000000	9.860384	-1.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.542780	19.929175	37.04%	0
2018	15.257322	14.542780	-4.68%	0
2017	12.449438	15.257322	22.55%	0
2016	11.795518	12.449438	5.54%	0
2015	12.427060	11.795518	-5.08%	0
2014	13.849544	12.427060	-10.27%	0
2013	10.110253	13.849544	36.99%	0
2012*	10.000000	10.110253	1.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.732344	28.556682	25.62%	0
2018	26.147814	22.732344	-13.06%	0
2017	22.969112	26.147814	13.84%	0
2016	20.810563	22.969112	10.37%	0
2015	21.656497	20.810563	-3.91%	0
2014	20.259305	21.656497	6.90%	0
2013	15.402713	20.259305	31.53%	0
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
2010	13.155897	14.192863	7.88%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.732592	7.33%	0
1172

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.473693	18.860010	21.88%	0
2018	17.673900	15.473693	-12.45%	0
2017	14.365853	17.673900	23.03%	0
2016	14.261028	14.365853	0.74%	0
2015	13.828085	14.261028	3.13%	0
2014	14.096094	13.828085	-1.90%	0
2013	11.385418	14.096094	23.81%	0
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0
2010*	10.000000	10.626680	6.27%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.961246	16.195309	35.40%	0
2018	12.262764	11.961246	-2.46%	0
2017	9.867777	12.262764	24.27%	0
2016	9.610658	9.867777	2.68%	0
2015*	10.000000	9.610658	-3.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.602162	11.375355	7.29%	0
2018	11.032367	10.602162	-3.90%	0
2017	10.739534	11.032367	2.73%	0
2016	10.457899	10.739534	2.69%	0
2015	10.871845	10.457899	-3.81%	0
2014	10.419751	10.871845	4.34%	0
2013	10.804720	10.419751	-3.56%	0
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
2010	9.625695	9.977353	3.65%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.255567	20.217138	10.75%	0
2018	20.250022	18.255567	-9.85%	0
2017	19.048541	20.250022	6.31%	0
2016	17.757108	19.048541	7.27%	0
2015	18.524154	17.757108	-4.14%	0
2014	18.560654	18.524154	-0.20%	0
2013	20.971214	18.560654	-11.49%	0
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
2010	16.618294	17.690276	6.45%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.844115	10.969539	24.03%	0
2018	9.900343	8.844115	-10.67%	0
2017	9.068082	9.900343	9.18%	0
2016	8.130708	9.068082	11.53%	0
2015*	10.000000	8.130708	-18.69%	0
1173

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.568035	18.725395	20.28%	0
2018	17.294458	15.568035	-9.98%	0
2017	15.170043	17.294458	14.00%	0
2016	14.087645	15.170043	7.68%	0
2015	15.644768	14.087645	-9.95%	0
2014	16.468691	15.644768	-5.00%	0
2013	12.869688	16.468691	27.96%	0
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0
2010*	10.000000	11.256837	12.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.540331	15.863808	17.16%	0
2018	14.693144	13.540331	-7.85%	0
2017	13.080339	14.693144	12.33%	0
2016	12.370416	13.080339	5.74%	0
2015	12.628742	12.370416	-2.05%	0
2014	12.400494	12.628742	1.84%	0
2013	10.369372	12.400494	19.59%	0
2012	9.238780	10.369372	12.24%	0
2011	9.436223	9.238780	-2.09%	0
2010	8.684254	9.436223	8.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.382270	9.918378	5.71%	0
2018	9.779028	9.382270	-4.06%	0
2017	9.766930	9.779028	0.12%	0
2016	9.808193	9.766930	-0.42%	0
2015	10.134970	9.808193	-3.22%	0
2014	9.952899	10.134970	1.83%	0
2013	10.531816	9.952899	-5.50%	0
2012	10.344579	10.531816	1.81%	0
2011	10.086265	10.344579	2.56%	0
2010	9.810477	10.086265	2.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	14.973547	19.575915	30.74%	0
2018	17.045623	14.973547	-12.16%	0
2017	13.416343	17.045623	27.05%	0
2016	13.804244	13.416343	-2.81%	0
2015	13.357236	13.804244	3.35%	0
2014	13.522162	13.357236	-1.22%	0
2013	10.836445	13.522162	24.78%	0
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0
2010	9.634722	10.402077	7.96%	0
1174

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.663968	21.059634	26.38%	0
2018	17.295911	16.663968	-3.65%	0
2017	13.951028	17.295911	23.98%	0
2016	13.186067	13.951028	5.80%	0
2015	12.772956	13.186067	3.23%	0
2014	12.185059	12.772956	4.82%	0
2013	9.691899	12.185059	25.72%	0
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
2010	8.029141	9.205474	14.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	13.990903	17.054572	21.90%	0
2018	14.748421	13.990903	-5.14%	0
2017	12.468972	14.748421	18.28%	0
2016	11.570593	12.468972	7.76%	0
2015	11.800261	11.570593	-1.95%	0
2014	11.036446	11.800261	6.92%	0
2013	8.556596	11.036446	28.98%	0
2012	7.535974	8.556596	13.54%	0
2011	7.946223	7.535974	-5.16%	0
2010	7.381645	7.946223	7.65%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	11.947678	12.651890	5.89%	0
2018	12.615122	11.947678	-5.29%	0
2017	12.229822	12.615122	3.15%	0
2016	11.603617	12.229822	5.40%	0
2015	12.318596	11.603617	-5.80%	0
2014	12.224811	12.318596	0.77%	0
2013	12.746263	12.224811	-4.09%	0
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
2010	10.659020	11.434048	7.27%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.319450	25.032870	23.20%	0
2018	22.640643	20.319450	-10.25%	0
2017	19.830888	22.640643	14.17%	0
2016	17.386950	19.830888	14.06%	0
2015	19.174170	17.386950	-9.32%	0
2014	18.147328	19.174170	5.66%	0
2013	13.827213	18.147328	31.24%	0
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
2010	11.395686	12.761480	11.99%	0
1175

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.376453	10.454484	11.50%	0
2018	10.562963	9.376453	-11.23%	0
2017	9.193837	10.562963	14.89%	0
2016	9.203593	9.193837	-0.11%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.978148	10.316267	3.39%	0
2018*	10.000000	9.978148	-0.22%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	15.867537	17.660443	11.30%	0
2018	16.866906	15.867537	-5.93%	0
2017	16.286559	16.866906	3.56%	0
2016	14.706813	16.286559	10.74%	0
2015	15.567676	14.706813	-5.53%	0
2014	15.650022	15.567676	-0.53%	0
2013	15.068328	15.650022	3.86%	0
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0
2010	12.268157	13.465663	9.76%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.796995	17.142001	24.24%	0
2018	14.976225	13.796995	-7.87%	0
2017	12.374048	14.976225	21.03%	0
2016	11.234128	12.374048	10.15%	0
2015	11.721432	11.234128	-4.16%	0
2014	11.340145	11.721432	3.36%	0
2013	8.144895	11.340145	39.23%	0
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0
2010	7.493188	8.386869	11.93%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.663421	11.163144	28.85%	0
2018	10.720097	8.663421	-19.19%	0
2017	8.802670	10.720097	21.78%	0
2016	9.304155	8.802670	-5.39%	0
2015	9.655193	9.304155	-3.64%	0
2014	10.090308	9.655193	-4.31%	0
2013	8.591409	10.090308	17.45%	0
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0
2010	7.922646	8.746157	10.39%	0
1176

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.144756	25.211594	25.15%	0
2018	20.829241	20.144756	-3.29%	0
2017	17.856320	20.829241	16.65%	0
2016	16.559267	17.856320	7.83%	0
2015	16.959208	16.559267	-2.36%	0
2014	15.636081	16.959208	8.46%	0
2013	12.324642	15.636081	26.87%	0
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0
2010	10.436497	11.462321	9.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.526512	13.859715	20.24%	0
2018	13.316070	11.526512	-13.44%	0
2017	11.458032	13.316070	16.22%	0
2016	10.899773	11.458032	5.12%	0
2015	11.437545	10.899773	-4.70%	0
2014	11.283888	11.437545	1.36%	0
2013	8.984481	11.283888	25.59%	0
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0
2010	7.874718	8.781108	11.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.037053	12.438128	12.69%	0
2018	12.136988	11.037053	-9.06%	0
2017	11.165600	12.136988	8.70%	0
2016	10.847365	11.165600	2.93%	0
2015	11.302639	10.847365	-4.03%	0
2014	11.172090	11.302639	1.17%	0
2013	10.045184	11.172090	11.22%	0
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0
2010	9.098416	9.743993	7.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.484686	13.395027	16.63%	0
2018	12.894160	11.484686	-10.93%	0
2017	11.477596	12.894160	12.34%	0
2016	11.024385	11.477596	4.11%	0
2015	11.518452	11.024385	-4.29%	0
2014	11.341922	11.518452	1.56%	0
2013	9.643708	11.341922	17.61%	0
2012	8.749042	9.643708	10.23%	0
2011	9.341152	8.749042	-6.34%	0
2010	8.568333	9.341152	9.02%	0
1177

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.147640	10.893581	7.35%	0
2018	10.743152	10.147640	-5.54%	0
2017	10.412393	10.743152	3.18%	0
2016	10.260214	10.412393	1.48%	0
2015	10.655766	10.260214	-3.71%	0
2014	10.630634	10.655766	0.24%	0
2013	10.444219	10.630634	1.78%	0
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
2010	9.828697	10.182276	3.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.130836	11.188259	10.44%	0
2018	11.233764	10.130836	-9.82%	0
2017	10.090214	11.233764	11.33%	0
2016	9.853848	10.090214	2.40%	0
2015	10.614463	9.853848	-7.17%	0
2014	10.700906	10.614463	-0.81%	0
2013*	10.000000	10.700906	7.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.396623	11.639344	11.95%	0
2018	11.536047	10.396623	-9.88%	0
2017	10.095587	11.536047	14.27%	0
2016	9.798220	10.095587	3.03%	0
2015	10.619213	9.798220	-7.73%	0
2014	10.837841	10.619213	-2.02%	0
2013*	10.000000	10.837841	8.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.307739	12.958750	14.60%	0
2018	12.548820	11.307739	-9.89%	0
2017	11.350194	12.548820	10.56%	0
2016	10.961519	11.350194	3.55%	0
2015	11.422324	10.961519	-4.03%	0
2014	11.260973	11.422324	1.43%	0
2013	9.854584	11.260973	14.27%	0
2012	9.041621	9.854584	8.99%	0
2011	9.543286	9.041621	-5.26%	0
2010	8.833797	9.543286	8.03%	0
1178

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.483301	13.615137	18.56%	0
2018	13.084037	11.483301	-12.23%	0
2017	11.423298	13.084037	14.54%	0
2016	10.944742	11.423298	4.37%	0
2015	11.456032	10.944742	-4.46%	0
2014	11.295107	11.456032	1.42%	0
2013	9.369661	11.295107	20.55%	0
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
2010	8.294271	9.116593	9.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.824713	12.001687	10.87%	0
2018	11.719684	10.824713	-7.64%	0
2017	10.994220	11.719684	6.60%	0
2016	10.692001	10.994220	2.83%	0
2015	11.141411	10.692001	-4.03%	0
2014	11.035497	11.141411	0.96%	0
2013	10.227334	11.035497	7.90%	0
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0
2010	9.364667	9.904468	5.76%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	11.990188	13.082732	9.11%	0
2018	14.664033	11.990188	-18.23%	0
2017	12.317704	14.664033	19.05%	0
2016	12.557627	12.317704	-1.91%	0
2015	13.471998	12.557627	-6.79%	0
2014	15.120708	13.471998	-10.90%	0
2013	12.979956	15.120708	16.49%	0
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
2010	12.772243	13.175588	3.16%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.474340	11.043821	5.44%	0
2018	10.874923	10.474340	-3.68%	0
2017	10.760560	10.874923	1.06%	0
2016	10.563674	10.760560	1.86%	0
2015	10.987144	10.563674	-3.85%	0
2014	10.820644	10.987144	1.54%	0
2013	11.397967	10.820644	-5.07%	0
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
2010	10.242383	10.608581	3.58%	0
1179

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.080557	11.779325	6.31%	0
2018	11.593693	11.080557	-4.43%	0
2017	11.517390	11.593693	0.66%	0
2016	11.489320	11.517390	0.24%	0
2015	11.906262	11.489320	-3.50%	0
2014	11.703180	11.906262	1.74%	0
2013	12.317539	11.703180	-4.99%	0
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
2010	10.988936	11.524255	4.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.193068	11.841656	16.17%	0
2018	11.702164	10.193068	-12.90%	0
2017	10.232798	11.702164	14.36%	0
2016	9.469959	10.232798	8.06%	0
2015	10.081389	9.469959	-6.06%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.851902	11.230043	13.99%	0
2018	11.019991	9.851902	-10.60%	0
2017	9.979409	11.019991	10.43%	0
2016	9.457791	9.979409	5.52%	0
2015	9.925172	9.457791	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	22.438872	26.699000	18.99%	0
2018	28.098166	22.438872	-20.14%	0
2017	20.509463	28.098166	37.00%	0
2016	19.670779	20.509463	4.26%	0
2015	24.209687	19.670779	-18.75%	0
2014	26.475931	24.209687	-8.56%	0
2013	27.178323	26.475931	-2.58%	0
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
2010	28.370736	31.899833	12.44%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.724707	10.024474	3.08%	0
2018	10.031963	9.724707	-3.06%	0
2017	10.130215	10.031963	-0.97%	0
2016	10.365761	10.130215	-2.27%	0
2015	10.698015	10.365761	-3.11%	0
2014	10.546966	10.698015	1.43%	0
2013	11.332825	10.546966	-6.93%	0
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
2010	10.720995	10.896685	1.64%	0
1180

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.298676	7.205826	-1.27%	0
2018	7.422439	7.298676	-1.67%	0
2017	7.619246	7.422439	-2.58%	0
2016	7.853632	7.619246	-2.98%	0
2015	8.096524	7.853632	-3.00%	0
2014	8.346928	8.096524	-3.00%	0
2013	8.605080	8.346928	-3.00%	0
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
2010	9.428409	9.145574	-3.00%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.430060	8.570301	15.35%	0
2018	8.992372	7.430060	-17.37%	0
2017	7.294563	8.992372	23.27%	0
2016	7.472191	7.294563	-2.38%	0
2015	7.959735	7.472191	-6.13%	0
2014	8.265458	7.959735	-3.70%	0
2013	7.248043	8.265458	14.04%	0
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
2010	6.776655	7.428336	9.62%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.939886	9.334657	17.57%	0
2018	9.533782	7.939886	-16.72%	0
2017	7.896468	9.533782	20.73%	0
2016	8.097650	7.896468	-2.48%	0
2015	8.465762	8.097650	-4.35%	0
2014	9.303329	8.465762	-9.00%	0
2013	7.925639	9.303329	17.38%	0
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0
2010	7.848597	8.176599	4.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.412203	23.298663	20.02%	0
2018	21.960816	19.412203	-11.61%	0
2017	19.115038	21.960816	14.89%	0
2016	18.000254	19.115038	6.19%	0
2015	18.744126	18.000254	-3.97%	0
2014	18.406248	18.744126	1.84%	0
2013	14.912064	18.406248	23.43%	0
2012	13.264769	14.912064	12.42%	0
2011	14.233857	13.264769	-6.81%	0
2010	12.801040	14.233857	11.19%	0
1181

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	13.987622	15.649561	11.88%	0
2018	15.157811	13.987622	-7.72%	0
2017	14.060182	15.157811	7.81%	0
2016	13.634458	14.060182	3.12%	0
2015	14.080622	13.634458	-3.17%	0
2014	13.879695	14.080622	1.45%	0
2013	12.615384	13.879695	10.02%	0
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0
2010	11.405992	12.149850	6.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.386426	19.064439	16.34%	0
2018	18.065146	16.386426	-9.29%	0
2017	16.220148	18.065146	11.37%	0
2016	15.519254	16.220148	4.52%	0
2015	16.084825	15.519254	-3.52%	0
2014	15.760844	16.084825	2.06%	0
2013	13.597372	15.760844	15.91%	0
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
2010	11.958968	12.996027	8.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.059060	11.749947	6.25%	0
2018	11.612441	11.059060	-4.77%	0
2017	11.326889	11.612441	2.52%	0
2016	11.198730	11.326889	1.14%	0
2015	11.514615	11.198730	-2.74%	0
2014	11.426214	11.514615	0.77%	0
2013	11.236665	11.426214	1.69%	0
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0
2010	10.739698	11.031459	2.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.204864	11.185416	9.61%	0
2018	11.149564	10.204864	-8.47%	0
2017	10.079135	11.149564	10.62%	0
2016	9.828945	10.079135	2.55%	0
2015	10.472416	9.828945	-6.14%	0
2014	10.537541	10.472416	-0.62%	0
2013*	10.000000	10.537541	5.38%	0
1182

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.476965	11.712324	11.79%	0
2018	11.499087	10.476965	-8.89%	0
2017	10.134492	11.499087	13.46%	0
2016	9.768066	10.134492	3.75%	0
2015	10.484909	9.768066	-6.84%	0
2014	10.625011	10.484909	-1.32%	0
2013*	10.000000	10.625011	6.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.460951	17.658448	14.21%	0
2018	16.901961	15.460951	-8.53%	0
2017	15.428657	16.901961	9.55%	0
2016	14.844135	15.428657	3.94%	0
2015	15.354651	14.844135	-3.32%	0
2014	15.049793	15.354651	2.03%	0
2013	13.303145	15.049793	13.13%	0
2012	12.377314	13.303145	7.48%	0
2011	12.764449	12.377314	-3.03%	0
2010	11.864171	12.764449	7.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.836617	21.078225	18.17%	0
2018	19.931621	17.836617	-10.51%	0
2017	17.609138	19.931621	13.19%	0
2016	16.732960	17.609138	5.24%	0
2015	17.377351	16.732960	-3.71%	0
2014	17.068709	17.377351	1.81%	0
2013	14.378780	17.068709	18.71%	0
2012	13.031349	14.378780	10.34%	0
2011	13.725470	13.031349	-5.06%	0
2010	12.540204	13.725470	9.45%	858
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.292484	14.632241	10.08%	0
2018	14.237279	13.292484	-6.64%	0
2017	13.438440	14.237279	5.94%	0
2016	13.105467	13.438440	2.54%	0
2015	13.514950	13.105467	-3.03%	0
2014	13.302470	13.514950	1.60%	0
2013	12.411272	13.302470	7.18%	0
2012	11.843812	12.411272	4.79%	0
2011	11.962522	11.843812	-0.99%	0
2010	11.364468	11.962522	5.26%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.352672	3.53%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.650006	6.50%	0
1183

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.066925	19.031454	26.31%	0
2018	16.074270	15.066925	-6.27%	0
2017	12.757783	16.074270	26.00%	0
2016	12.894628	12.757783	-1.06%	0
2015	12.890036	12.894628	0.04%	0
2014	12.064346	12.890036	6.84%	0
2013	9.252936	12.064346	30.38%	0
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0
2010	7.819763	8.750361	11.90%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.368017	11.964839	15.40%	0
2018	11.231974	10.368017	-7.69%	0
2017	9.849387	11.231974	14.04%	0
2016	9.353613	9.849387	5.30%	0
2015	9.864605	9.353613	-5.18%	0
2014*	10.000000	9.864605	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.635619	13.767709	18.32%	0
2018	12.314689	11.635619	-5.51%	0
2017	10.431103	12.314689	18.06%	0
2016	9.771234	10.431103	6.75%	0
2015	10.059252	9.771234	-2.86%	0
2014*	10.000000	10.059252	0.59%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.399993	32.504207	33.21%	0
2018	25.552779	24.399993	-4.51%	0
2017	20.729280	25.552779	23.27%	0
2016	20.681030	20.729280	0.23%	0
2015	20.339767	20.681030	1.68%	0
2014	19.315021	20.339767	5.31%	0
2013	14.610546	19.315021	32.20%	0
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
2010	12.775785	13.448232	5.26%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.406067	25.075613	22.88%	0
2018	23.242098	20.406067	-12.20%	0
2017	22.094436	23.242098	5.19%	0
2016	18.946246	22.094436	16.62%	0
2015	20.440262	18.946246	-7.31%	0
2014	18.656728	20.440262	9.56%	0
2013	14.607016	18.656728	27.72%	0
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0
2010	12.299084	13.499407	9.76%	0
1184

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	27.606863	33.647878	21.88%	0
2018	32.122890	27.606863	-14.06%	0
2017	28.600350	32.122890	12.32%	0
2016	24.509350	28.600350	16.69%	0
2015	25.924431	24.509350	-5.46%	0
2014	24.425298	25.924431	6.14%	0
2013	18.925689	24.425298	29.06%	0
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
2010	14.352145	17.569856	22.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.494910	12.962794	12.77%	0
2018	14.338308	11.494910	-19.83%	0
2017	12.062113	14.338308	18.87%	0
2016	11.844155	12.062113	1.84%	0
2015	12.900254	11.844155	-8.19%	0
2014	14.724321	12.900254	-12.39%	0
2013	12.539913	14.724321	17.42%	0
2012	11.045561	12.539913	13.53%	0
2011	13.622918	11.045561	-18.92%	0
2010	13.262129	13.622918	2.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.244246	14.857934	21.35%	0
2018	14.313306	12.244246	-14.46%	0
2017	12.901682	14.313306	10.94%	0
2016	11.460615	12.901682	12.57%	0
2015	12.235645	11.460615	-6.33%	0
2014	11.442029	12.235645	6.94%	0
2013	8.735768	11.442029	30.98%	0
2012	7.659199	8.735768	14.06%	0
2011	8.407919	7.659199	-8.90%	0
2010	7.687869	8.407919	9.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.526369	18.652026	20.13%	0
2018	18.434720	15.526369	-15.78%	0
2017	16.692961	18.434720	10.43%	0
2016	14.633144	16.692961	14.08%	0
2015	15.534055	14.633144	-5.80%	0
2014	13.685181	15.534055	13.51%	0
2013	10.398302	13.685181	31.61%	0
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0
2010	8.379953	9.724644	16.05%	0
1185

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	18.818281	24.711500	31.32%	0
2018	21.140967	18.818281	-10.99%	0
2017	17.483591	21.140967	20.92%	0
2016	16.678795	17.483591	4.83%	0
2015	17.104127	16.678795	-2.49%	0
2014	17.196692	17.104127	-0.54%	0
2013	12.315415	17.196692	39.64%	0
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
2010	9.619973	11.674327	21.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	23.536236	27.097391	15.13%	0
2018	29.283021	23.536236	-19.62%	0
2017	27.756424	29.283021	5.50%	0
2016	22.777867	27.756424	21.86%	0
2015	25.058549	22.777867	-9.10%	0
2014	24.196598	25.058549	3.56%	0
2013	17.814319	24.196598	35.83%	0
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0
2010	13.567911	16.645645	22.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	23.977100	29.154606	21.59%	0
2018	28.363438	23.977100	-15.46%	0
2017	25.828808	28.363438	9.81%	0
2016	21.727091	25.828808	18.88%	0
2015	22.831888	21.727091	-4.84%	0
2014	23.408008	22.831888	-2.46%	0
2013	17.169135	23.408008	36.34%	0
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
2010	13.867469	16.812085	21.23%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.588402	17.836597	22.27%	0
2018	15.981187	14.588402	-8.72%	0
2017	13.918021	15.981187	14.82%	0
2016	13.030052	13.918021	6.81%	0
2015	13.489503	13.030052	-3.41%	0
2014	12.584126	13.489503	7.19%	0
2013	9.363301	12.584126	34.40%	0
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0
2010	7.705886	9.236146	19.86%	0
1186

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.505944	14.558804	26.53%	0
2018	12.365630	11.505944	-6.95%	0
2017	12.009131	12.365630	2.97%	0
2016	11.550344	12.009131	3.97%	0
2015	12.622094	11.550344	-8.49%	0
2014	10.117831	12.622094	24.75%	0
2013	10.156538	10.117831	-0.38%	0
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
2010	6.987203	8.799103	25.93%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.560657	18.479711	26.92%	0
2018	15.782811	14.560657	-7.74%	0
2017	13.420831	15.782811	17.60%	0
2016	12.419355	13.420831	8.06%	0
2015	12.683872	12.419355	-2.09%	0
2014	11.563875	12.683872	9.69%	0
2013*	10.000000	11.563875	15.64%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.698412	8.782332	0.96%	0
2018	8.895963	8.698412	-2.22%	0
2017	9.027764	8.895963	-1.46%	0
2016	9.079943	9.027764	-0.57%	0
2015	9.392823	9.079943	-3.33%	0
2014	9.635733	9.392823	-2.52%	0
2013	9.923297	9.635733	-2.90%	0
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0
2010	10.123113	10.057043	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.982543	15.736379	21.21%	0
2018	15.099381	12.982543	-14.02%	0
2017	13.631808	15.099381	10.77%	0
2016	11.625738	13.631808	17.26%	0
2015	12.600530	11.625738	-7.74%	0
2014	12.424757	12.600530	1.41%	0
2013*	10.000000	12.424757	24.25%	0
1187

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.323069	19.011478	32.73%	0
2018	15.888643	14.323069	-9.85%	0
2017	12.843543	15.888643	23.71%	0
2016	12.483685	12.843543	2.88%	0
2015	12.914506	12.483685	-3.34%	0
2014	12.836513	12.914506	0.61%	0
2013	9.547400	12.836513	34.45%	0
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0
2010	7.550935	9.263366	22.68%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	10.783647	13.356174	23.86%	0
2018	13.388959	10.783647	-19.46%	0
2017	10.888112	13.388959	22.97%	0
2016	11.431521	10.888112	-4.75%	0
2015	11.607742	11.431521	-1.52%	0
2014	12.371856	11.607742	-6.18%	0
2013	10.823949	12.371856	14.30%	0
2012	9.418848	10.823949	14.92%	0
2011	11.075615	9.418848	-14.96%	0
2010	9.357637	11.075615	18.36%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	26.937729	34.616869	28.51%	0
2018	29.725480	26.937729	-9.38%	0
2017	24.599495	29.725480	20.84%	0
2016	24.345031	24.599495	1.05%	0
2015	24.850862	24.345031	-2.04%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.930431	7.976131	0.58%	0
2018	8.094429	7.930431	-2.03%	0
2017	8.270384	8.094429	-2.13%	0
2016	8.422764	8.270384	-1.81%	0
2015	8.667344	8.422764	-2.82%	0
2014	8.881243	8.667344	-2.41%	0
2013	9.099805	8.881243	-2.40%	0
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0
2010	9.026966	9.218946	2.13%	0
1188

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.180600	27.084531	22.11%	0
2018	24.259820	22.180600	-8.57%	0
2017	21.116120	24.259820	14.89%	0
2016	19.813315	21.116120	6.58%	0
2015	20.521265	19.813315	-3.45%	0
2014	19.166097	20.521265	7.07%	0
2013	14.359005	19.166097	33.48%	0
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
2010	11.905689	14.188375	19.17%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.669727	10.481176	8.39%	0
2018	10.544896	9.669727	-8.30%	0
2017	9.587365	10.544896	9.99%	0
2016	8.753358	9.587365	9.53%	0
2015	9.937255	8.753358	-11.91%	0
2014	10.198235	9.937255	-2.56%	0
2013	10.502179	10.198235	-2.89%	0
2012*	10.000000	10.502179	5.02%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.803528	10.902790	11.21%	0
2018	10.620921	9.803528	-7.70%	0
2017	9.973093	10.620921	6.50%	0
2016	9.080815	9.973093	9.83%	0
2015	9.588452	9.080815	-5.29%	0
2014*	10.000000	9.588452	-4.12%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.692565	10.052171	3.71%	0
2018	10.418391	9.692565	-6.97%	0
2017	9.698591	10.418391	7.42%	0
2016	9.715633	9.698591	-0.18%	0
2015	10.790365	9.715633	-9.96%	0
2014	11.090707	10.790365	-2.71%	0
2013	12.237338	11.090707	-9.37%	0
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0
2010	10.745343	11.399854	6.09%	0
1189

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.574582	9.651765	0.81%	0
2018	9.849002	9.574582	-2.79%	0
2017	10.027202	9.849002	-1.78%	0
2016	10.203309	10.027202	-1.73%	0
2015	10.496959	10.203309	-2.80%	0
2014	10.741237	10.496959	-2.27%	0
2013	11.099224	10.741237	-3.23%	0
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
2010	10.823894	11.043642	2.03%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.760356	9.722818	-0.38%	0
2018	9.922293	9.760356	-1.63%	0
2017	9.997851	9.922293	-0.76%	0
2016*	10.000000	9.997851	-0.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.569213	10.047664	5.00%	0
2018	9.929866	9.569213	-3.63%	0
2017	9.765709	9.929866	1.68%	0
2016	9.813375	9.765709	-0.49%	0
2015	10.083037	9.813375	-2.67%	0
2014	9.979009	10.083037	1.04%	0
2013	10.503282	9.979009	-4.99%	0
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.882576	12.500827	26.49%	0
2018	11.135303	9.882576	-11.25%	0
2017*	10.000000	11.135303	11.35%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.936079	17.158574	32.64%	0
2018	13.028441	12.936079	-0.71%	0
2017	10.259442	13.028441	26.99%	0
2016*	10.000000	10.259442	2.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.317415	16.167213	21.40%	0
2018	16.976893	13.317415	-21.56%	0
2017	13.825364	16.976893	22.80%	0
2016	14.610266	13.825364	-5.37%	0
2015	15.041140	14.610266	-2.86%	0
2014	16.633889	15.041140	-9.58%	0
2013	13.389484	16.633889	24.23%	0
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
2010	13.166634	14.052526	6.73%	0
1190

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.085854	37.538487	24.77%	0
2018	30.758316	30.085854	-2.19%	0
2017	24.905642	30.758316	23.50%	0
2016	28.755321	24.905642	-13.39%	0
2015	26.357737	28.755321	9.10%	0
2014	20.706840	26.357737	27.29%	0
2013	14.182607	20.706840	46.00%	0
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0
2010*	10.000000	10.423804	4.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.715183	5.101831	8.20%	0
2018	6.792661	4.715183	-30.58%	0
2017	7.142942	6.792661	-4.90%	0
2016	5.134263	7.142942	39.12%	0
2015	7.975181	5.134263	-35.62%	0
2014	10.194580	7.975181	-21.77%	0
2013	9.528859	10.194580	6.99%	0
2012*	10.000000	9.528859	-4.71%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.832738	5.244164	8.51%	0
2018	6.947913	4.832738	-30.44%	0
2017	7.285887	6.947913	-4.64%	0
2016	5.226165	7.285887	39.41%	0
2015	8.096059	5.226165	-35.45%	0
2014	10.317992	8.096059	-21.53%	0
2013	9.623397	10.317992	7.22%	0
2012*	10.000000	9.623397	-3.77%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	16.743878	20.851920	24.53%	0
2018	19.913988	16.743878	-15.92%	0
2017	16.233135	19.913988	22.67%	0
2016	16.106372	16.233135	0.79%	0
2015	17.138285	16.106372	-6.02%	0
2014	16.033036	17.138285	6.89%	0
2013	12.341380	16.033036	29.91%	0
2012	10.942585	12.341380	12.78%	0
2011	12.106987	10.942585	-9.62%	0
2010	11.109731	12.106987	8.98%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.669870	6.70%	0
1191

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	15.778633	18.390262	16.55%	0
2018	16.756093	15.778633	-5.83%	0
2017	15.387928	16.756093	8.89%	0
2016	14.732401	15.387928	4.45%	0
2015	15.000702	14.732401	-1.79%	0
2014	13.099088	15.000702	14.52%	0
2013	11.288135	13.099088	16.04%	0
2012	10.296014	11.288135	9.64%	0
2011	9.967280	10.296014	3.30%	0
2010	9.069939	9.967280	9.89%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	22.279371	29.617008	32.93%	0
2018	22.909274	22.279371	-2.75%	0
2017	17.545252	22.909274	30.57%	0
2016	17.993088	17.545252	-2.49%	0
2015	18.303632	17.993088	-1.70%	0
2014	18.167704	18.303632	0.75%	0
2013	13.389369	18.167704	35.69%	0
2012	11.466309	13.389369	16.77%	0
2011	12.513710	11.466309	-8.37%	0
2010*	10.000000	12.513710	25.14%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	23.652255	28.639107	21.08%	0
2018	24.073094	23.652255	-1.75%	0
2017	19.716806	24.073094	22.09%	0
2016	18.863579	19.716806	4.52%	0
2015	20.024360	18.863579	-5.80%	0
2014	21.038947	20.024360	-4.82%	0
2013	14.437159	21.038947	45.73%	0
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0
2010	12.124644	14.910083	22.97%	0
1192

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.502618	11.734173	11.73%	0
2018	11.694211	10.502618	-10.19%	0
2017	10.549891	11.694211	10.85%	0
2016	10.526508	10.549891	0.22%	0
2015	11.000729	10.526508	-4.31%	0
2014	10.888733	11.000729	1.03%	0
2013	10.033863	10.888733	8.52%	0
2012*	10.000000	10.033863	0.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.211570	24.221917	19.84%	0
2018	22.145569	20.211570	-8.73%	0
2017	19.258437	22.145569	14.99%	0
2016	17.882843	19.258437	7.69%	0
2015	18.185978	17.882843	-1.67%	0
2014	17.163527	18.185978	5.96%	0
2013	13.153120	17.163527	30.49%	0
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
2010	10.289291	11.252467	9.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.567629	8.568644	13.23%	0
2018*	10.000000	7.567629	-24.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.419144	30.711103	16.25%	0
2018	32.177187	26.419144	-17.89%	0
2017	29.407470	32.177187	9.42%	0
2016	24.304208	29.407470	21.00%	0
2015	26.582638	24.304208	-8.57%	0
2014	25.167484	26.582638	5.62%	0
2013	18.860524	25.167484	33.44%	0
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
2010	15.102940	18.536235	22.73%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.203763	10.773249	5.58%	0
2018	10.831902	10.203763	-5.80%	0
2017	10.776051	10.831902	0.52%	0
2016	10.647001	10.776051	1.21%	0
2015	11.259939	10.647001	-5.44%	0
2014	11.243180	11.259939	0.15%	0
2013	12.671435	11.243180	-11.27%	0
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	0
2010	11.023347	11.234303	1.91%	0
1193

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	19.581546	23.492853	19.97%	0
2018	21.767077	19.581546	-10.04%	0
2017	18.661760	21.767077	16.64%	0
2016	17.002757	18.661760	9.76%	0
2015	18.647045	17.002757	-8.82%	0
2014	17.122173	18.647045	8.91%	0
2013	13.035142	17.122173	31.35%	0
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
2010	10.671145	11.779962	10.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	20.650321	25.825256	25.06%	0
2018	24.476685	20.650321	-15.63%	0
2017	22.647251	24.476685	8.08%	0
2016	19.033552	22.647251	18.99%	0
2015	19.947499	19.033552	-4.58%	0
2014	17.700579	19.947499	12.69%	0
2013	14.054728	17.700579	25.94%	0
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
2010	11.248111	12.974779	15.35%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.739809	10.846167	11.36%	0
2018	10.346786	9.739809	-5.87%	0
2017	9.965951	10.346786	3.82%	0
2016	9.110708	9.965951	9.39%	0
2015*	10.000000	9.110708	-8.89%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.259443	9.798168	5.82%	0
2018	9.621780	9.259443	-3.77%	0
2017	9.615352	9.621780	0.07%	0
2016	9.678990	9.615352	-0.66%	0
2015*	10.000000	9.678990	-3.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.008659	13.603872	23.57%	0
2018	12.266788	11.008659	-10.26%	0
2017	10.860521	12.266788	12.95%	0
2016	9.651253	10.860521	12.53%	0
2015*	10.000000	9.651253	-3.49%	0
1194

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.223409	15.096431	14.16%	0
2018	14.760551	13.223409	-10.41%	0
2017	13.388203	14.760551	10.25%	0
2016	13.302043	13.388203	0.65%	0
2015	13.859339	13.302043	-4.02%	0
2014	14.024408	13.859339	-1.18%	0
2013	12.642927	14.024408	10.93%	0
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
2010	11.928722	12.693995	6.42%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.354976	12.032405	16.20%	0
2018	12.670203	10.354976	-18.27%	0
2017	11.359085	12.670203	11.54%	0
2016	10.169414	11.359085	11.70%	0
2015	10.760147	10.169414	-5.49%	0
2014*	10.000000	10.760147	7.60%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.072245	34.446471	18.49%	0
2018	32.949920	29.072245	-11.77%	0
2017	30.233466	32.949920	8.98%	0
2016	24.801007	30.233466	21.90%	0
2015	26.191501	24.801007	-5.31%	0
2014	25.699309	26.191501	1.92%	0
2013	18.837506	25.699309	36.43%	0
2012	16.788611	18.837506	12.20%	0
2011	17.218817	16.788611	-2.50%	0
2010	14.114578	17.218817	21.99%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	21.532180	27.217704	26.40%	0
2018	23.347019	21.532180	-7.77%	0
2017	19.865209	23.347019	17.53%	0
2016	18.384881	19.865209	8.05%	0
2015	18.800019	18.384881	-2.21%	0
2014	17.144717	18.800019	9.65%	0
2013	13.426758	17.144717	27.69%	0
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
2010	10.962416	12.173360	11.05%	0
1195

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	18.747511	24.640654	31.43%	0
2018	20.819638	18.747511	-9.95%	0
2017	16.906135	20.819638	23.15%	0
2016	16.199800	16.906135	4.36%	0
2015	17.175600	16.199800	-5.68%	0
2014	16.429987	17.175600	4.54%	0
2013	14.025676	16.429987	17.14%	0
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
2010	11.170644	12.459602	11.54%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.494707	18.250591	17.79%	0
2018	19.805381	15.494707	-21.77%	0
2017	16.423805	19.805381	20.59%	0
2016	14.503879	16.423805	13.24%	0
2015	15.347340	14.503879	-5.50%	0
2014	15.623796	15.347340	-1.77%	0
2013	10.872320	15.623796	43.70%	0
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
2010	8.826041	11.194175	26.83%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.386647	10.604063	12.97%	0
2018	10.086973	9.386647	-6.94%	0
2017*	10.000000	10.086973	0.87%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.447029	15.412532	23.82%	0
2018	15.460758	12.447029	-19.49%	0
2017	14.268028	15.460758	8.36%	0
2016	11.225839	14.268028	27.10%	0
2015	12.379083	11.225839	-9.32%	0
2014	12.089331	12.379083	2.40%	0
2013*	10.000000	12.089331	20.89%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.645839	10.013634	3.81%	0
2018	9.959543	9.645839	-3.15%	0
2017	9.930150	9.959543	0.30%	0
2016	9.400702	9.930150	5.63%	0
2015	9.793617	9.400702	-4.01%	0
2014*	10.000000	9.793617	-2.06%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.994156	10.456460	16.26%	0
2018*	10.000000	8.994156	-10.06%	0
1196

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.595386	11.214161	5.84%	0
2018	11.016885	10.595386	-3.83%	0
2017	10.951858	11.016885	0.59%	0
2016	10.910118	10.951858	0.38%	0
2015	11.303035	10.910118	-3.48%	0
2014	11.262963	11.303035	0.36%	0
2013	11.530771	11.262963	-2.32%	0
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0
2010	10.468634	10.990007	4.98%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.146834	10.204231	25.25%	0
2018*	10.000000	8.146834	-18.53%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	12.991716	14.579312	12.22%	0
2018	13.999391	12.991716	-7.20%	0
2017	12.800397	13.999391	9.37%	0
2016	12.545787	12.800397	2.03%	0
2015	13.009510	12.545787	-3.56%	0
2014	12.876533	13.009510	1.03%	0
2013	11.733185	12.876533	9.74%	0
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
2010	10.296699	11.235274	9.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.704402	15.927711	16.22%	0
2018	15.052998	13.704402	-8.96%	0
2017	13.353679	15.052998	12.73%	0
2016	13.017227	13.353679	2.58%	0
2015	13.488708	13.017227	-3.50%	0
2014	13.301806	13.488708	1.41%	0
2013	11.865053	13.301806	12.11%	0
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
2010	10.198539	11.304525	10.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.601879	17.570092	20.33%	0
2018	16.383630	14.601879	-10.88%	0
2017	14.000146	16.383630	17.02%	0
2016	13.574136	14.000146	3.14%	0
2015	14.075784	13.574136	-3.56%	0
2014	13.861149	14.075784	1.55%	0
2013	11.775961	13.861149	17.71%	0
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
2010	9.962746	11.194014	12.36%	0
1197

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.754576	12.941033	20.33%	0
2018	11.610513	10.754576	-7.37%	0
2017	10.312597	11.610513	12.59%	0
2016*	10.000000	10.312597	3.13%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	24.893383	31.682275	27.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.026948	10.676245	6.48%	0
2018	13.750045	10.026948	-27.08%	0
2017	14.586209	13.750045	-5.73%	0
2016	11.268337	14.586209	29.44%	0
2015	14.666849	11.268337	-23.17%	0
2014	17.342881	14.666849	-15.43%	0
2013	14.409110	17.342881	20.36%	0
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
2010	13.365135	15.440192	15.53%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.065398	22.262200	23.23%	0
2018	20.376833	18.065398	-11.34%	0
2017	18.655863	20.376833	9.22%	0
2016	16.346233	18.655863	14.13%	0
2015	17.606834	16.346233	-7.16%	0
2014	16.741159	17.606834	5.17%	0
2013	13.508471	16.741159	23.93%	0
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0
2010	10.948250	12.198016	11.42%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.076690	13.926312	25.73%	0
2018	12.584061	11.076690	-11.98%	0
2017	11.129821	12.584061	13.07%	0
2016*	10.000000	11.129821	11.30%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	23.651247	30.720854	29.89%	0
2018	24.505665	23.651247	-3.49%	0
2017	18.746834	24.505665	30.72%	0
2016	19.229226	18.746834	-2.51%	0
2015	18.553177	19.229226	3.64%	0
2014	17.238380	18.553177	7.63%	0
2013	13.073741	17.238380	31.85%	0
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
2010	10.127669	12.162126	20.09%	0
1198

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.826751	11.483710	6.07%	0
2018	11.257877	10.826751	-3.83%	0
2017	11.165322	11.257877	0.83%	0
2016	11.022036	11.165322	1.30%	0
2015	11.466249	11.022036	-3.87%	0
2014	11.197875	11.466249	2.40%	0
2013	11.794072	11.197875	-5.06%	0
2012	11.520448	11.794072	2.38%	0
2011	11.100855	11.520448	3.78%	0
2010	10.646436	11.100855	4.27%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	29.822080	35.612316	19.42%	0
2018	36.098965	29.822080	-17.39%	0
2017	30.887554	36.098965	16.87%	0
2016	28.462824	30.887554	8.52%	0
2015	29.844512	28.462824	-4.63%	0
2014	29.032384	29.844512	2.80%	0
2013	22.039585	29.032384	31.73%	0
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
2010	18.418751	22.959794	24.65%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.120210	21.162799	23.61%	0
2018	20.793050	17.120210	-17.66%	0
2017	16.497650	20.793050	26.04%	0
2016	17.961543	16.497650	-8.15%	0
2015	17.935499	17.961543	0.15%	0
2014	20.173743	17.935499	-11.09%	0
2013	15.985610	20.173743	26.20%	0
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
2010	15.625088	17.092526	9.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	21.112819	27.448809	30.01%	0
2018	26.400959	21.112819	-20.03%	0
2017	22.864933	26.400959	15.46%	0
2016	21.581295	22.864933	5.95%	0
2015	22.993994	21.581295	-6.14%	0
2014	22.267152	22.993994	3.26%	0
2013	17.642135	22.267152	26.22%	0
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
2010	13.258132	16.239712	22.49%	0
1199

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.663421	12.391333	16.20%	0
2018	12.175721	10.663421	-12.42%	0
2017	11.214263	12.175721	8.57%	0
2016	10.219102	11.214263	9.74%	0
2015	11.239009	10.219102	-9.07%	0
2014	11.271598	11.239009	-0.29%	0
2013	9.393180	11.271598	20.00%	0
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
2010	8.233162	8.800710	6.89%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	12.918605	14.535972	12.52%	0
2018	13.926775	12.918605	-7.24%	0
2017	13.096708	13.926775	6.34%	0
2016	11.846221	13.096708	10.56%	0
2015	13.146406	11.846221	-9.89%	0
2014	12.961709	13.146406	1.42%	0
2013	11.733565	12.961709	10.47%	0
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0
2010	9.907990	10.823342	9.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	21.863500	27.392941	25.29%	0
2018	23.761341	21.863500	-7.99%	0
2017	20.327365	23.761341	16.89%	0
2016	18.066633	20.327365	12.51%	0
2015	19.340608	18.066633	-6.59%	0
2014	18.348494	19.340608	5.41%	0
2013	14.592909	18.348494	25.74%	0
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
2010	11.184333	13.082056	16.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	25.397368	31.110497	22.49%	0
2018	30.073891	25.397368	-15.55%	0
2017	28.031346	30.073891	7.29%	0
2016	22.206674	28.031346	26.23%	0
2015	24.732501	22.206674	-10.21%	0
2014	25.365995	24.732501	-2.50%	0
2013	19.204228	25.365995	32.09%	0
2012	16.732888	19.204228	14.77%	0
2011	17.932650	16.732888	-6.69%	0
2010	14.425101	17.932650	24.32%	0
1200

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.107992	11.187633	22.83%	0
2018	11.158973	9.107992	-18.38%	0
2017	8.196516	11.158973	36.14%	0
2016	7.198050	8.196516	13.87%	0
2015	9.235167	7.198050	-22.06%	0
2014*	10.000000	9.235167	-7.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	15.101084	16.474856	9.10%	0
2018	18.424220	15.101084	-18.04%	0
2017	16.283743	18.424220	13.14%	0
2016	15.670226	16.283743	3.92%	0
2015	17.285811	15.670226	-9.35%	0
2014	20.063371	17.285811	-13.84%	0
2013	16.828543	20.063371	19.22%	0
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
2010	16.122863	16.945637	5.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.932017	8.833894	-1.10%	0
2018	9.039465	8.932017	-1.19%	0
2017	9.146896	9.039465	-1.17%	0
2016	9.164527	9.146896	-0.19%	0
2015	9.878169	9.164527	-7.22%	0
2014*	10.000000	9.878169	-1.22%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.529584	11.427000	8.52%	0
2018	11.355116	10.529584	-7.27%	0
2017	10.353706	11.355116	9.67%	0
2016	10.234556	10.353706	1.16%	0
2015	11.208650	10.234556	-8.69%	0
2014	11.122430	11.208650	0.78%	0
2013	10.101766	11.122430	10.10%	0
2012*	10.000000	10.101766	1.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.293921	9.805384	5.50%	0
2018*	10.000000	9.293921	-7.06%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.754647	8.913137	1.81%	0
2018	9.514451	8.754647	-7.99%	0
2017	9.465111	9.514451	0.52%	0
2016	9.809500	9.465111	-3.51%	0
2015	9.934431	9.809500	-1.26%	0
2014	9.790740	9.934431	1.47%	0
2013*	10.000000	9.790740	-2.09%	0
1201

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.611824	20.649215	32.27%	0
2018	16.757900	15.611824	-6.84%	0
2017	13.605973	16.757900	23.17%	0
2016	13.755377	13.605973	-1.09%	0
2015	13.544767	13.755377	1.55%	0
2014	12.915840	13.544767	4.87%	0
2013	9.529571	12.915840	35.53%	0
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.005356	14.553380	21.22%	0
2018	14.010531	12.005356	-14.31%	0
2017	12.603156	14.010531	11.17%	0
2016	11.486580	12.603156	9.72%	0
2015	12.377883	11.486580	-7.20%	0
2014	12.256301	12.377883	0.99%	0
2013	9.840633	12.256301	24.55%	0
2012*	10.000000	9.840633	-1.59%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	25.012974	31.877932	27.45%	0
2018	29.795556	25.012974	-16.05%	0
2017	22.542262	29.795556	32.18%	0
2016	23.286101	22.542262	-3.19%	0
2015	23.167940	23.286101	0.51%	0
2014	23.415441	23.167940	-1.06%	0
2013	19.018403	23.415441	23.12%	0
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
2010	16.303500	18.288850	12.18%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.999689	9.650673	7.23%	0
2018	9.725930	8.999689	-7.47%	0
2017	9.459972	9.725930	2.81%	0
2016	9.181504	9.459972	3.03%	0
2015	9.712432	9.181504	-5.47%	0
2014	9.774438	9.712432	-0.63%	0
2013	10.119092	9.774438	-3.41%	0
2012*	10.000000	10.119092	1.19%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.046633	9.981868	24.05%	0
2018	10.318971	8.046633	-22.02%	0
2017	8.416718	10.318971	22.60%	0
2016	8.923071	8.416718	-5.67%	0
2015	8.926577	8.923071	-0.04%	0
2014*	10.000000	8.926577	-10.73%	0
1202

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	19.575328	25.001714	27.72%	0
2018	21.974235	19.575328	-10.92%	0
2017	19.430843	21.974235	13.09%	0
2016	18.005939	19.430843	7.91%	0
2015	18.012794	18.005939	-0.04%	0
2014	16.829103	18.012794	7.03%	0
2013	13.206306	16.829103	27.43%	0
2012	11.682310	13.206306	13.05%	0
2011	12.087092	11.682310	-3.35%	0
2010	10.763594	12.087092	12.30%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	26.715314	32.669369	22.29%	0
2018	30.807771	26.715314	-13.28%	0
2017	27.893861	30.807771	10.45%	0
2016	24.448184	27.893861	14.09%	0
2015	26.853920	24.448184	-8.96%	0
2014	24.807488	26.853920	8.25%	0
2013	18.195616	24.807488	36.34%	0
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
2010	14.126001	16.853247	19.31%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.619661	14.899339	18.06%	0
2018	13.767871	12.619661	-8.34%	0
2017	12.005787	13.767871	14.68%	0
2016	12.708869	12.005787	-5.53%	0
2015	14.302647	12.708869	-11.14%	0
2014	15.572747	14.302647	-8.16%	0
2013	12.836378	15.572747	21.32%	0
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
2010	11.720724	12.349342	5.36%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.335646	12.220044	7.80%	0
2018	11.946918	11.335646	-5.12%	0
2017	11.550252	11.946918	3.43%	0
2016	10.252867	11.550252	12.65%	0
2015	11.311292	10.252867	-9.36%	0
2014	11.449047	11.311292	-1.20%	0
2013	10.687055	11.449047	7.13%	0
2012*	10.000000	10.687055	6.87%	0
1203

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.682790	19.635981	33.73%	0
2018	15.156288	14.682790	-3.12%	0
2017	12.318346	15.156288	23.04%	0
2016	11.972628	12.318346	2.89%	0
2015	13.106993	11.972628	-8.65%	0
2014	12.533070	13.106993	4.58%	0
2013	9.948703	12.533070	25.98%	0
2012*	10.000000	9.948703	-0.51%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	20.346454	24.119645	18.54%	0
2018	20.900058	20.346454	-2.65%	0
2017	18.246431	20.900058	14.54%	0
2016	18.038899	18.246431	1.15%	0
2015	18.530365	18.038899	-2.65%	0
2014	17.658514	18.530365	4.94%	0
2013	15.203191	17.658514	16.15%	0
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
2010	13.428212	14.075947	4.82%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.189695	9.736030	5.95%	0
2018	9.603967	9.189695	-4.31%	0
2017	9.583912	9.603967	0.21%	0
2016	9.669737	9.583912	-0.89%	0
2015*	10.000000	9.669737	-3.30%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	30.662478	40.682637	32.68%	0
2018	31.098270	30.662478	-1.40%	0
2017	24.672459	31.098270	26.04%	0
2016	24.961639	24.672459	-1.16%	0
2015	23.001136	24.961639	8.52%	0
2014	21.872594	23.001136	5.16%	0
2013	17.236643	21.872594	26.90%	0
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
2010	15.411900	15.910275	3.23%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.077447	29.593677	40.40%	0
2018	21.548580	21.077447	-2.19%	0
2017	15.335909	21.548580	40.51%	0
2016	13.892532	15.335909	10.39%	0
2015	13.693442	13.892532	1.45%	0
2014	12.916761	13.693442	6.01%	0
2013	9.840267	12.916761	31.26%	0
2012*	10.000000	9.840267	-1.60%	0
1204

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.246540	23.643004	22.84%	0
2018	23.397487	19.246540	-17.74%	0
2017	18.448097	23.397487	26.83%	0
2016	20.395030	18.448097	-9.55%	0
2015	23.068237	20.395030	-11.59%	0
2014	27.070423	23.068237	-14.78%	0
2013	24.432469	27.070423	10.80%	0
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
2010	28.005827	33.945693	21.21%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.295077	9.501065	14.54%	0
2018	10.507639	8.295077	-21.06%	0
2017	8.477909	10.507639	23.94%	0
2016	7.239378	8.477909	17.11%	0
2015	9.340812	7.239378	-22.50%	0
2014*	10.000000	9.340812	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.523304	10.009352	5.10%	0
2018	9.926484	9.523304	-4.06%	0
2017	9.857031	9.926484	0.70%	0
2016*	10.000000	9.857031	-1.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.492854	19.850519	36.97%	0
2018	15.212845	14.492854	-4.73%	0
2017	12.419523	15.212845	22.49%	0
2016	11.773223	12.419523	5.49%	0
2015	12.409980	11.773223	-5.13%	0
2014	13.837656	12.409980	-10.32%	0
2013	10.106769	13.837656	36.91%	0
2012*	10.000000	10.106769	1.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.549541	28.312451	25.56%	0
2018	25.951000	22.549541	-13.11%	0
2017	22.807935	25.951000	13.78%	0
2016	20.675168	22.807935	10.32%	0
2015	21.526686	20.675168	-3.96%	0
2014	20.148253	21.526686	6.84%	0
2013	15.326175	20.148253	31.46%	0
2012	13.642645	15.326175	12.34%	0
2011	14.136907	13.642645	-3.50%	0
2010	13.110772	14.136907	7.83%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.728892	7.29%	0
1205

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.404742	18.766295	21.82%	0
2018	17.604271	15.404742	-12.49%	0
2017	14.316616	17.604271	22.96%	0
2016	14.219455	14.316616	0.68%	0
2015	13.794878	14.219455	3.08%	0
2014	14.069493	13.794878	-1.95%	0
2013	11.369796	14.069493	23.74%	0
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
2010*	10.000000	10.623047	6.23%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.938049	16.155573	35.33%	0
2018	12.245338	11.938049	-2.51%	0
2017	9.858811	12.245338	24.21%	0
2016	9.606865	9.858811	2.62%	0
2015*	10.000000	9.606865	-3.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.516857	11.278008	7.24%	0
2018	10.949282	10.516857	-3.95%	0
2017	10.664130	10.949282	2.67%	0
2016	10.389807	10.664130	2.64%	0
2015	10.806634	10.389807	-3.86%	0
2014	10.362594	10.806634	4.29%	0
2013	10.751000	10.362594	-3.61%	0
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	0
2010	9.592657	9.937985	3.60%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	18.105559	20.040681	10.69%	0
2018	20.094053	18.105559	-9.90%	0
2017	18.911554	20.094053	6.25%	0
2016	17.638473	18.911554	7.22%	0
2015	18.409885	17.638473	-4.19%	0
2014	18.455665	18.409885	-0.25%	0
2013	20.863362	18.455665	-11.54%	0
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
2010	16.558415	17.617459	6.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.827375	10.943131	23.97%	0
2018	9.886738	8.827375	-10.71%	0
2017	9.060273	9.886738	9.12%	0
2016	8.127897	9.060273	11.47%	0
2015*	10.000000	8.127897	-18.72%	0
1206

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.502620	18.637102	20.22%	0
2018	17.230736	15.502620	-10.03%	0
2017	15.121911	17.230736	13.95%	0
2016	14.050173	15.121911	7.63%	0
2015	15.611211	14.050173	-10.00%	0
2014	16.441846	15.611211	-5.05%	0
2013	12.855326	16.441846	27.90%	0
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
2010*	10.000000	11.255885	12.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.452211	15.752447	17.10%	0
2018	14.605094	13.452211	-7.89%	0
2017	13.008639	14.605094	12.27%	0
2016	12.308928	13.008639	5.68%	0
2015	12.572444	12.308928	-2.10%	0
2014	12.351582	12.572444	1.79%	0
2013	10.333789	12.351582	19.53%	0
2012	9.211825	10.333789	12.18%	0
2011	9.413537	9.211825	-2.14%	0
2010	8.667837	9.413537	8.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.321202	9.848752	5.66%	0
2018	9.720417	9.321202	-4.11%	0
2017	9.713387	9.720417	0.07%	0
2016	9.759443	9.713387	-0.47%	0
2015	10.089808	9.759443	-3.27%	0
2014	9.913650	10.089808	1.78%	0
2013	10.495688	9.913650	-5.55%	0
2012	10.314426	10.495688	1.76%	0
2011	10.062028	10.314426	2.51%	0
2010	9.791947	10.062028	2.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	14.876050	19.438423	30.67%	0
2018	16.943425	14.876050	-12.20%	0
2017	13.342748	16.943425	26.99%	0
2016	13.735591	13.342748	-2.86%	0
2015	13.297663	13.735591	3.29%	0
2014	13.468805	13.297663	-1.27%	0
2013	10.799245	13.468805	24.72%	0
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	0
2010	9.616508	10.377056	7.91%	0
1207

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.555425	20.911674	26.31%	0
2018	17.192163	16.555425	-3.70%	0
2017	13.874468	17.192163	23.91%	0
2016	13.120451	13.874468	5.75%	0
2015	12.715952	13.120451	3.18%	0
2014	12.136934	12.715952	4.77%	0
2013	9.658598	12.136934	25.66%	0
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	0
2010	8.013952	9.183315	14.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	13.906975	16.943531	21.83%	0
2018	14.667543	13.906975	-5.19%	0
2017	12.406973	14.667543	18.22%	0
2016	11.518995	12.406973	7.71%	0
2015	11.753695	11.518995	-2.00%	0
2014	10.998568	11.753695	6.87%	0
2013	8.531634	10.998568	28.92%	0
2012	7.517865	8.531634	13.48%	0
2011	7.931212	7.517865	-5.21%	0
2010	7.371495	7.931212	7.59%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	11.851551	12.543628	5.84%	0
2018	12.520116	11.851551	-5.34%	0
2017	12.143964	12.520116	3.10%	0
2016	11.528081	12.143964	5.34%	0
2015	12.244713	11.528081	-5.85%	0
2014	12.157755	12.244713	0.72%	0
2013	12.682874	12.157755	-4.14%	0
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
2010	10.622425	11.388913	7.22%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.155938	24.818630	23.13%	0
2018	22.470112	20.155938	-10.30%	0
2017	19.691644	22.470112	14.11%	0
2016	17.273745	19.691644	14.00%	0
2015	19.059146	17.273745	-9.37%	0
2014	18.047765	19.059146	5.60%	0
2013	13.758441	18.047765	31.18%	0
2012	12.009938	13.758441	14.56%	0
2011	12.711107	12.009938	-5.52%	0
2010	11.356562	12.711107	11.93%	0
1208

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.359684	10.430409	11.44%	0
2018	10.549553	9.359684	-11.28%	0
2017	9.186882	10.549553	14.83%	0
2016	9.201366	9.186882	-0.16%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.974708	10.307385	3.34%	0
2018*	10.000000	9.974708	-0.25%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	15.739863	17.509318	11.24%	0
2018	16.739873	15.739863	-5.97%	0
2017	16.172215	16.739873	3.51%	0
2016	14.611067	16.172215	10.68%	0
2015	15.474306	14.611067	-5.58%	0
2014	15.564190	15.474306	-0.58%	0
2013	14.993409	15.564190	3.81%	0
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
2010	12.226056	13.412542	9.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.721305	17.039179	24.18%	0
2018	14.901792	13.721305	-7.92%	0
2017	12.318881	14.901792	20.97%	0
2016	11.189784	12.318881	10.09%	0
2015	11.681180	11.189784	-4.21%	0
2014	11.307031	11.681180	3.31%	0
2013	8.125299	11.307031	39.16%	0
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
2010	7.486720	8.375305	11.87%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.615871	11.096167	28.79%	0
2018	10.666796	8.615871	-19.23%	0
2017	8.763417	10.666796	21.72%	0
2016	9.267441	8.763417	-5.44%	0
2015	9.622059	9.267441	-3.69%	0
2014	10.060856	9.622059	-4.36%	0
2013	8.570752	10.060856	17.39%	0
2012	7.653180	8.570752	11.99%	0
2011	8.734120	7.653180	-12.38%	0
2010	7.915816	8.734120	10.34%	0
1209

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	19.982676	24.995853	25.09%	0
2018	20.672371	19.982676	-3.34%	0
2017	17.730931	20.672371	16.59%	0
2016	16.451439	17.730931	7.78%	0
2015	16.857465	16.451439	-2.41%	0
2014	15.550299	16.857465	8.41%	0
2013	12.263337	15.550299	26.80%	0
2012	11.111402	12.263337	10.37%	0
2011	11.417078	11.111402	-2.68%	0
2010	10.400653	11.417078	9.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.463261	13.776567	20.18%	0
2018	13.249880	11.463261	-13.48%	0
2017	11.406943	13.249880	16.16%	0
2016	10.856750	11.406943	5.07%	0
2015	11.398284	10.856750	-4.75%	0
2014	11.250961	11.398284	1.31%	0
2013	8.962878	11.250961	25.53%	0
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
2010	7.867952	8.769046	11.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	10.976516	12.363538	12.64%	0
2018	12.076688	10.976516	-9.11%	0
2017	11.115828	12.076688	8.64%	0
2016	10.804563	11.115828	2.88%	0
2015	11.263840	10.804563	-4.08%	0
2014	11.139484	11.263840	1.12%	0
2013	10.021027	11.139484	11.16%	0
2012	9.307529	10.021027	7.67%	0
2011	9.730598	9.307529	-4.35%	0
2010	9.090590	9.730598	7.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.421698	13.314692	16.57%	0
2018	12.830095	11.421698	-10.98%	0
2017	11.426433	12.830095	12.28%	0
2016	10.980884	11.426433	4.06%	0
2015	11.478924	10.980884	-4.34%	0
2014	11.308823	11.478924	1.50%	0
2013	9.620518	11.308823	17.55%	0
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
2010	8.560960	9.328311	8.96%	0
1210

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.092005	10.828275	7.30%	0
2018	10.689795	10.092005	-5.59%	0
2017	10.365989	10.689795	3.12%	0
2016	10.219745	10.365989	1.43%	0
2015	10.619217	10.219745	-3.76%	0
2014	10.599632	10.619217	0.18%	0
2013	10.419126	10.599632	1.73%	0
2012	9.997996	10.419126	4.21%	0
2011	10.168289	9.997996	-1.67%	0
2010	9.820260	10.168289	3.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.101270	11.149848	10.38%	0
2018	11.206801	10.101270	-9.86%	0
2017	10.071169	11.206801	11.28%	0
2016	9.840296	10.071169	2.35%	0
2015	10.605328	9.840296	-7.21%	0
2014	10.697221	10.605328	-0.86%	0
2013*	10.000000	10.697221	6.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.366300	11.599413	11.90%	0
2018	11.508361	10.366300	-9.92%	0
2017	10.076535	11.508361	14.21%	0
2016	9.784764	10.076535	2.98%	0
2015	10.610092	9.784764	-7.78%	0
2014	10.834111	10.610092	-2.07%	0
2013*	10.000000	10.834111	8.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.245747	12.881066	14.54%	0
2018	12.486500	11.245747	-9.94%	0
2017	11.299640	12.486500	10.50%	0
2016	10.918289	11.299640	3.49%	0
2015	11.383151	10.918289	-4.08%	0
2014	11.228131	11.383151	1.38%	0
2013	9.830904	11.228131	14.21%	0
2012	9.024550	9.830904	8.94%	0
2011	9.530159	9.024550	-5.31%	0
2010	8.826200	9.530159	7.98%	0
1211

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.420337	13.533515	18.50%	0
2018	13.019041	11.420337	-12.28%	0
2017	11.372395	13.019041	14.48%	0
2016	10.901575	11.372395	4.32%	0
2015	11.416740	10.901575	-4.51%	0
2014	11.262180	11.416740	1.37%	0
2013	9.347149	11.262180	20.49%	0
2012	8.414537	9.347149	11.08%	0
2011	9.104057	8.414537	-7.57%	0
2010	8.287132	9.104057	9.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	10.765347	11.929719	10.82%	0
2018	11.661449	10.765347	-7.68%	0
2017	10.945221	11.661449	6.54%	0
2016	10.649816	10.945221	2.77%	0
2015	11.103166	10.649816	-4.08%	0
2014	11.003297	11.103166	0.91%	0
2013	10.202757	11.003297	7.85%	0
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
2010	9.356628	9.890854	5.71%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	11.930544	13.010949	9.06%	0
2018	14.598672	11.930544	-18.28%	0
2017	12.269100	14.598672	18.99%	0
2016	12.514512	12.269100	-1.96%	0
2015	13.432675	12.514512	-6.84%	0
2014	15.084360	13.432675	-10.95%	0
2013	12.955429	15.084360	16.43%	0
2012	11.177163	12.955429	15.91%	0
2011	13.164268	11.177163	-15.09%	0
2010	12.767852	13.164268	3.10%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.416904	10.977602	5.38%	0
2018	10.820893	10.416904	-3.73%	0
2017	10.712607	10.820893	1.01%	0
2016	10.522007	10.712607	1.81%	0
2015	10.949455	10.522007	-3.90%	0
2014	10.789088	10.949455	1.49%	0
2013	11.370583	10.789088	-5.11%	0
2012	10.912604	11.370583	4.20%	0
2011	10.594016	10.912604	3.01%	0
2010	10.233591	10.594016	3.52%	0
1212

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.019761	11.708661	6.25%	0
2018	11.536066	11.019761	-4.48%	0
2017	11.466042	11.536066	0.61%	0
2016	11.443980	11.466042	0.19%	0
2015	11.865400	11.443980	-3.55%	0
2014	11.669032	11.865400	1.68%	0
2013	12.287936	11.669032	-5.04%	0
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
2010	10.979485	11.508407	4.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.742937	11.312897	16.11%	0
2018	11.191201	9.742937	-12.94%	0
2017	9.791029	11.191201	14.30%	0
2016	9.065793	9.791029	8.00%	0
2015*	10.000000	9.065793	-9.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.633230	10.975114	13.93%	0
2018	10.780983	9.633230	-10.65%	0
2017	9.767982	10.780983	10.37%	0
2016	9.262176	9.767982	5.46%	0
2015*	10.000000	9.262176	-7.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	22.258303	26.470496	18.92%	0
2018	27.886537	22.258303	-20.18%	0
2017	20.365434	27.886537	36.93%	0
2016	19.542672	20.365434	4.21%	0
2015	24.064443	19.542672	-18.79%	0
2014	26.330667	24.064443	-8.61%	0
2013	27.043150	26.330667	-2.63%	0
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0
2010	28.273349	31.773961	12.38%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.646424	9.938650	3.03%	0
2018	9.956371	9.646424	-3.11%	0
2017	10.059049	9.956371	-1.02%	0
2016	10.298243	10.059049	-2.32%	0
2015	10.633812	10.298243	-3.16%	0
2014	10.489087	10.633812	1.38%	0
2013	11.276444	10.489087	-6.98%	0
2012	11.287080	11.276444	-0.09%	0
2011	10.853663	11.287080	3.99%	0
2010	10.684176	10.853663	1.59%	0
1213

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.239012	7.143246	-1.32%	0
2018	7.365582	7.239012	-1.72%	0
2017	7.564773	7.365582	-2.63%	0
2016	7.801511	7.564773	-3.03%	0
2015	8.046939	7.801511	-3.05%	0
2014	8.300090	8.046939	-3.05%	0
2013	8.561207	8.300090	-3.05%	0
2012	8.831285	8.561207	-3.06%	0
2011	9.108327	8.831285	-3.04%	0
2010	9.394855	9.108327	-3.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.389244	8.518831	15.29%	0
2018	8.947616	7.389244	-17.42%	0
2017	7.261983	8.947616	23.21%	0
2016	7.442643	7.261983	-2.43%	0
2015	7.932357	7.442643	-6.17%	0
2014	8.241281	7.932357	-3.75%	0
2013	7.230571	8.241281	13.98%	0
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
2010	6.770801	7.418081	9.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.888155	9.269048	17.51%	0
2018	9.476581	7.888155	-16.76%	0
2017	7.853117	9.476581	20.67%	0
2016	8.057344	7.853117	-2.53%	0
2015	8.427969	8.057344	-4.40%	0
2014	9.266579	8.427969	-9.05%	0
2013	7.898414	9.266579	17.32%	0
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0
2010	7.833749	8.156923	4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.256010	23.099278	19.96%	0
2018	21.795425	19.256010	-11.65%	0
2017	18.980829	21.795425	14.83%	0
2016	17.883065	18.980829	6.14%	0
2015	18.631703	17.883065	-4.02%	0
2014	18.305287	18.631703	1.78%	0
2013	14.837917	18.305287	23.37%	0
2012	13.205631	14.837917	12.36%	0
2011	14.177701	13.205631	-6.86%	0
2010	12.757103	14.177701	11.14%	0
1214

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	13.918111	15.563764	11.82%	0
2018	15.090314	13.918111	-7.77%	0
2017	14.004768	15.090314	7.75%	0
2016	13.587697	14.004768	3.07%	0
2015	14.039561	13.587697	-3.22%	0
2014	13.846341	14.039561	1.40%	0
2013	12.591560	13.846341	9.97%	0
2012	11.874114	12.591560	6.04%	0
2011	12.139422	11.874114	-2.19%	0
2010	11.402064	12.139422	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.304919	18.959828	16.28%	0
2018	17.984629	16.304919	-9.34%	0
2017	16.156152	17.984629	11.32%	0
2016	15.465974	16.156152	4.46%	0
2015	16.037874	15.465974	-3.57%	0
2014	15.722960	16.037874	2.00%	0
2013	13.571678	15.722960	15.85%	0
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
2010	11.954848	12.984872	8.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.970085	11.649400	6.19%	0
2018	11.524992	10.970085	-4.81%	0
2017	11.247365	11.524992	2.47%	0
2016	11.125817	11.247365	1.09%	0
2015	11.445546	11.125817	-2.79%	0
2014	11.363534	11.445546	0.72%	0
2013	11.180794	11.363534	1.63%	0
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
2010	10.702833	10.987929	2.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.175087	11.147034	9.55%	0
2018	11.122787	10.175087	-8.52%	0
2017	10.060102	11.122787	10.56%	0
2016	9.815428	10.060102	2.49%	0
2015	10.463419	9.815428	-6.19%	0
2014	10.533917	10.463419	-0.67%	0
2013*	10.000000	10.533917	5.34%	0
1215

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.446394	11.672136	11.73%	0
2018	11.471489	10.446394	-8.94%	0
2017	10.115365	11.471489	13.41%	0
2016	9.754640	10.115365	3.70%	0
2015	10.475901	9.754640	-6.88%	0
2014	10.621352	10.475901	-1.37%	0
2013*	10.000000	10.621352	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.336577	17.507368	14.15%	0
2018	16.774705	15.336577	-8.57%	0
2017	15.320368	16.774705	9.49%	0
2016	14.747530	15.320368	3.88%	0
2015	15.262599	14.747530	-3.37%	0
2014	14.967274	15.262599	1.97%	0
2013	13.237023	14.967274	13.07%	0
2012	12.322168	13.237023	7.42%	0
2011	12.714116	12.322168	-3.08%	0
2010	11.823476	12.714116	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.693082	20.897830	18.11%	0
2018	19.781480	17.693082	-10.56%	0
2017	17.485485	19.781480	13.13%	0
2016	16.624001	17.485485	5.18%	0
2015	17.273104	16.624001	-3.76%	0
2014	16.975067	17.273104	1.76%	0
2013	14.307265	16.975067	18.65%	0
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	0
2010	12.497156	13.671308	9.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.185530	14.507016	10.02%	0
2018	14.130052	13.185530	-6.68%	0
2017	13.344088	14.130052	5.89%	0
2016	13.020136	13.344088	2.49%	0
2015	13.433873	13.020136	-3.08%	0
2014	13.229488	13.433873	1.54%	0
2013	12.349536	13.229488	7.13%	0
2012	11.791003	12.349536	4.74%	0
2011	11.915311	11.791003	-1.04%	0
2010	11.325459	11.915311	5.21%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.349107	3.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.646330	6.46%	0
1216

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	14.984271	18.917297	26.25%	0
2018	15.994388	14.984271	-6.32%	0
2017	12.700901	15.994388	25.93%	0
2016	12.843726	12.700901	-1.11%	0
2015	12.845773	12.843726	-0.02%	0
2014	12.029119	12.845773	6.79%	0
2013	9.230692	12.029119	30.32%	0
2012	8.198475	9.230692	12.59%	0
2011	8.738329	8.198475	-6.18%	0
2010	7.813029	8.738329	11.84%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.344176	11.931167	15.34%	0
2018	11.211961	10.344176	-7.74%	0
2017	9.836886	11.211961	13.98%	0
2016	9.346545	9.836886	5.25%	0
2015	9.862241	9.346545	-5.23%	0
2014*	10.000000	9.862241	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.608850	13.728957	18.26%	0
2018	12.292727	11.608850	-5.56%	0
2017	10.417856	12.292727	18.00%	0
2016	9.763843	10.417856	6.70%	0
2015	10.056828	9.763843	-2.91%	0
2014*	10.000000	10.056828	0.57%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.278701	32.325965	33.15%	0
2018	25.438947	24.278701	-4.56%	0
2017	20.647533	25.438947	23.21%	0
2016	20.610086	20.647533	0.18%	0
2015	20.280446	20.610086	1.63%	0
2014	19.268622	20.280446	5.25%	0
2013	14.582959	19.268622	32.13%	0
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
2010	12.771391	13.436685	5.21%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.304581	24.938067	22.82%	0
2018	23.138509	20.304581	-12.25%	0
2017	22.007261	23.138509	5.14%	0
2016	18.881193	22.007261	16.56%	0
2015	20.380599	18.881193	-7.36%	0
2014	18.611870	20.380599	9.50%	0
2013	14.579411	18.611870	27.66%	0
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0
2010	12.294855	13.487804	9.70%	0
1217

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	27.384776	33.359977	21.82%	0
2018	31.881011	27.384776	-14.10%	0
2017	28.399575	31.881011	12.26%	0
2016	24.349807	28.399575	16.63%	0
2015	25.768956	24.349807	-5.51%	0
2014	24.291337	25.768956	6.08%	0
2013	18.831589	24.291337	28.99%	0
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	0
2010	14.302890	17.500539	22.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.402401	12.851844	12.71%	0
2018	14.230302	11.402401	-19.87%	0
2017	11.977401	14.230302	18.81%	0
2016	11.767015	11.977401	1.79%	0
2015	12.822857	11.767015	-8.23%	0
2014	14.643538	12.822857	-12.43%	0
2013	12.477550	14.643538	17.36%	0
2012	10.996315	12.477550	13.47%	0
2011	13.569168	10.996315	-18.96%	0
2010	13.216614	13.569168	2.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.177053	14.768777	21.28%	0
2018	14.242149	12.177053	-14.50%	0
2017	12.844140	14.242149	10.88%	0
2016	11.415373	12.844140	12.52%	0
2015	12.193617	11.415373	-6.38%	0
2014	11.408621	12.193617	6.88%	0
2013	8.714752	11.408621	30.91%	0
2012	7.644729	8.714752	14.00%	0
2011	8.396357	7.644729	-8.95%	0
2010	7.681252	8.396357	9.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.441179	18.540115	20.07%	0
2018	18.343074	15.441179	-15.82%	0
2017	16.618502	18.343074	10.38%	0
2016	14.575363	16.618502	14.02%	0
2015	15.480695	14.575363	-5.85%	0
2014	13.645203	15.480695	13.45%	0
2013	10.373270	13.645203	31.54%	0
2012	9.197046	10.373270	12.79%	0
2011	9.711268	9.197046	-5.30%	0
2010	8.372743	9.711268	15.99%	0
1218

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	18.666935	24.500129	31.25%	0
2018	20.981819	18.666935	-11.03%	0
2017	17.360884	20.981819	20.86%	0
2016	16.570251	17.360884	4.77%	0
2015	17.001590	16.570251	-2.54%	0
2014	17.102418	17.001590	-0.59%	0
2013	12.254205	17.102418	39.56%	0
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
2010	9.586974	11.628297	21.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	23.346846	26.865492	15.07%	0
2018	29.062470	23.346846	-19.67%	0
2017	27.561537	29.062470	5.45%	0
2016	22.629573	27.561537	21.79%	0
2015	24.908256	22.629573	-9.15%	0
2014	24.063885	24.908256	3.51%	0
2013	17.725756	24.063885	35.76%	0
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0
2010	13.521351	16.579986	22.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	23.784186	28.905128	21.53%	0
2018	28.149831	23.784186	-15.51%	0
2017	25.647465	28.149831	9.76%	0
2016	21.585638	25.647465	18.82%	0
2015	22.694946	21.585638	-4.89%	0
2014	23.279617	22.694946	-2.51%	0
2013	17.083758	23.279617	36.27%	0
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
2010	13.819862	16.745736	21.17%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.508413	17.729669	22.20%	0
2018	15.901799	14.508413	-8.76%	0
2017	13.856005	15.901799	14.76%	0
2016	12.978657	13.856005	6.76%	0
2015	13.443235	12.978657	-3.46%	0
2014	12.547424	13.443235	7.14%	0
2013	9.340799	12.547424	34.33%	0
2012	8.650626	9.340799	7.98%	0
2011	9.223459	8.650626	-6.21%	0
2010	7.699265	9.223459	19.80%	0
1219

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.442826	14.471470	26.47%	0
2018	12.304173	11.442826	-7.00%	0
2017	11.955587	12.304173	2.92%	0
2016	11.504750	11.955587	3.92%	0
2015	12.578752	11.504750	-8.54%	0
2014	10.088284	12.578752	24.69%	0
2013	10.132104	10.088284	-0.43%	0
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
2010	6.981178	8.787000	25.87%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.518191	18.416318	26.85%	0
2018	15.744951	14.518191	-7.79%	0
2017	13.395515	15.744951	17.54%	0
2016	12.402296	13.395515	8.01%	0
2015	12.672983	12.402296	-2.14%	0
2014	11.559898	12.672983	9.63%	0
2013*	10.000000	11.559898	15.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.650699	8.729665	0.91%	0
2018	8.851757	8.650699	-2.27%	0
2017	8.987525	8.851757	-1.51%	0
2016	9.044133	8.987525	-0.63%	0
2015	9.360609	9.044133	-3.38%	0
2014	9.607633	9.360609	-2.57%	0
2013	9.899460	9.607633	-2.95%	0
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
2010	10.114435	10.043242	-0.70%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.944640	15.682352	21.15%	0
2018	15.063104	12.944640	-14.06%	0
2017	13.606058	15.063104	10.71%	0
2016	11.609739	13.606058	17.20%	0
2015	12.589683	11.609739	-7.78%	0
2014	12.420478	12.589683	1.36%	0
2013*	10.000000	12.420478	24.20%	0
1220

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.244495	18.897446	32.66%	0
2018	15.809688	14.244495	-9.90%	0
2017	12.786289	15.809688	23.65%	0
2016	12.434419	12.786289	2.83%	0
2015	12.870170	12.434419	-3.39%	0
2014	12.799047	12.870170	0.56%	0
2013	9.524438	12.799047	34.38%	0
2012	8.569775	9.524438	11.14%	0
2011	9.250616	8.569775	-7.36%	0
2010	7.544426	9.250616	22.62%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2019	10.707861	13.255470	23.79%	0
2018	13.301774	10.707861	-19.50%	0
2017	10.822777	13.301774	22.91%	0
2016	11.368775	10.822777	-4.80%	0
2015	11.549991	11.368775	-1.57%	0
2014	12.316658	11.549991	-6.22%	0
2013	10.781207	12.316658	14.24%	0
2012	9.386507	10.781207	14.86%	0
2011	11.043269	9.386507	-15.00%	0
2010	9.335117	11.043269	18.30%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	26.716428	34.314793	28.44%	0
2018	29.496577	26.716428	-9.43%	0
2017	24.422615	29.496577	20.78%	0
2016	24.182416	24.422615	0.99%	0
2015	24.697603	24.182416	-2.09%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	7.866635	7.907895	0.52%	0
2018	8.033487	7.866635	-2.08%	0
2017	8.212329	8.033487	-2.18%	0
2016	8.367936	8.212329	-1.86%	0
2015	8.615361	8.367936	-2.87%	0
2014	8.832529	8.615361	-2.46%	0
2013	9.054568	8.832529	-2.45%	0
2012	8.928979	9.054568	1.41%	0
2011	9.182582	8.928979	-2.76%	0
2010	8.995991	9.182582	2.07%	0
1221

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.002134	26.852769	22.05%	0
2018	24.077120	22.002134	-8.62%	0
2017	20.967873	24.077120	14.83%	0
2016	19.684339	20.967873	6.52%	0
2015	20.398187	19.684339	-3.50%	0
2014	19.060973	20.398187	7.02%	0
2013	14.287610	19.060973	33.41%	0
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
2010	11.864818	14.132386	19.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.636576	10.439857	8.34%	0
2018	10.514202	9.636576	-8.35%	0
2017	9.564370	10.514202	9.93%	0
2016	8.736845	9.564370	9.47%	0
2015	9.923620	8.736845	-11.96%	0
2014	10.189492	9.923620	-2.61%	0
2013	10.498583	10.189492	-2.94%	0
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.779933	10.870946	11.16%	0
2018	10.600859	9.779933	-7.74%	0
2017	9.959379	10.600859	6.44%	0
2016	9.072995	9.959379	9.77%	0
2015	9.585139	9.072995	-5.34%	0
2014*	10.000000	9.585139	-4.15%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.644351	9.997008	3.66%	0
2018	10.371950	9.644351	-7.02%	0
2017	9.660329	10.371950	7.37%	0
2016	9.682275	9.660329	-0.23%	0
2015	10.758866	9.682275	-10.01%	0
2014	11.064034	10.758866	-2.76%	0
2013	12.214210	11.064034	-9.42%	0
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0
2010	10.741639	11.390053	6.04%	0
1222

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.527005	9.598839	0.75%	0
2018	9.805131	9.527005	-2.84%	0
2017	9.987673	9.805131	-1.83%	0
2016	10.168315	9.987673	-1.78%	0
2015	10.466349	10.168315	-2.85%	0
2014	10.715431	10.466349	-2.32%	0
2013	11.078266	10.715431	-3.28%	0
2012	10.806338	11.078266	2.52%	0
2011	11.034145	10.806338	-2.06%	0
2010	10.820165	11.034145	1.98%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.746905	9.704414	-0.44%	0
2018	9.913761	9.746905	-1.68%	0
2017	9.994396	9.913761	-0.81%	0
2016*	10.000000	9.994396	-0.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.531493	10.002898	4.95%	0
2018	9.895849	9.531493	-3.68%	0
2017	9.737248	9.895849	1.63%	0
2016	9.789800	9.737248	-0.54%	0
2015	10.064005	9.789800	-2.72%	0
2014	9.965312	10.064005	0.99%	0
2013	10.494265	9.965312	-5.04%	0
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2019	9.874075	12.483647	26.43%	0
2018	11.131499	9.874075	-11.30%	0
2017*	10.000000	11.131499	11.31%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2019	12.919669	17.127973	32.57%	0
2018	13.018670	12.919669	-0.76%	0
2017	10.257019	13.018670	26.92%	0
2016*	10.000000	10.257019	2.57%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.210196	16.028773	21.34%	0
2018	16.848957	13.210196	-21.60%	0
2017	13.728234	16.848957	22.73%	0
2016	14.515090	13.728234	-5.42%	0
2015	14.950864	14.515090	-2.91%	0
2014	16.542582	14.950864	-9.62%	0
2013	13.322836	16.542582	24.17%	0
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
2010	13.121396	13.997038	6.67%	0
1223

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	29.951762	37.351918	24.71%	0
2018	30.637124	29.951762	-2.24%	0
2017	24.820266	30.637124	23.44%	0
2016	28.671500	24.820266	-13.43%	0
2015	26.294452	28.671500	9.04%	0
2014	20.667758	26.294452	27.22%	0
2013	14.163131	20.667758	45.93%	0
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
2010*	10.000000	10.420234	4.20%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.699010	5.081717	8.14%	0
2018	6.772876	4.699010	-30.62%	0
2017	7.125789	6.772876	-4.95%	0
2016	5.124559	7.125789	39.05%	0
2015	7.964219	5.124559	-35.66%	0
2014	10.185823	7.964219	-21.81%	0
2013	9.525583	10.185823	6.93%	0
2012*	10.000000	9.525583	-4.74%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.816117	5.223431	8.46%	0
2018	6.927623	4.816117	-30.48%	0
2017	7.268338	6.927623	-4.69%	0
2016	5.216266	7.268338	39.34%	0
2015	8.084913	5.216266	-35.48%	0
2014	10.309111	8.084913	-21.58%	0
2013	9.620077	10.309111	7.16%	0
2012*	10.000000	9.620077	-3.80%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	16.428792	20.448989	24.47%	0
2018	19.549404	16.428792	-15.96%	0
2017	15.944128	19.549404	22.61%	0
2016	15.827759	15.944128	0.74%	0
2015	16.850509	15.827759	-6.07%	0
2014	15.771940	16.850509	6.84%	0
2013	12.146661	15.771940	29.85%	0
2012	10.775498	12.146661	12.72%	0
2011	11.928252	10.775498	-9.66%	0
2010	10.951363	11.928252	8.92%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.666193	6.66%	0
1224

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2019	15.664142	18.247416	16.49%	0
2018	16.643137	15.664142	-5.88%	0
2017	15.292053	16.643137	8.84%	0
2016	14.648126	15.292053	4.40%	0
2015	14.922573	14.648126	-1.84%	0
2014	13.037584	14.922573	14.46%	0
2013	11.240922	13.037584	15.98%	0
2012	10.258243	11.240922	9.58%	0
2011	9.935830	10.258243	3.24%	0
2010	9.045968	9.935830	9.84%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2019	22.182439	29.472953	32.87%	0
2018	22.821440	22.182439	-2.80%	0
2017	17.486970	22.821440	30.51%	0
2016	17.942522	17.486970	-2.54%	0
2015	18.261604	17.942522	-1.75%	0
2014	18.135347	18.261604	0.70%	0
2013	13.372394	18.135347	35.62%	0
2012	11.457691	13.372394	16.71%	0
2011	12.510748	11.457691	-8.42%	0
2010*	10.000000	12.510748	25.11%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	23.480630	28.416649	21.02%	0
2018	23.910820	23.480630	-1.80%	0
2017	19.593962	23.910820	22.03%	0
2016	18.755685	19.593962	4.47%	0
2015	19.920093	18.755685	-5.85%	0
2014	20.940198	19.920093	-4.87%	0
2013	14.376800	20.940198	45.65%	0
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0
2010	12.092643	14.863063	22.91%	0
1225

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.466558	11.687868	11.67%	0
2018	11.660112	10.466558	-10.24%	0
2017	10.524531	11.660112	10.79%	0
2016	10.506606	10.524531	0.17%	0
2015	10.985600	10.506606	-4.36%	0
2014	10.879370	10.985600	0.98%	0
2013	10.030410	10.879370	8.46%	0
2012*	10.000000	10.030410	0.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2019	20.048851	24.014532	19.78%	0
2018	21.978685	20.048851	-8.78%	0
2017	19.123127	21.978685	14.93%	0
2016	17.766334	19.123127	7.64%	0
2015	18.076816	17.766334	-1.72%	0
2014	17.069308	18.076816	5.90%	0
2013	13.087650	17.069308	30.42%	0
2012	11.520626	13.087650	13.60%	0
2011	11.208033	11.520626	2.79%	0
2010	10.253944	11.208033	9.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.565015	8.561274	13.17%	0
2018*	10.000000	7.565015	-24.35%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.206479	30.448181	16.19%	0
2018	31.934749	26.206479	-17.94%	0
2017	29.200915	31.934749	9.36%	0
2016	24.145917	29.200915	20.94%	0
2015	26.423133	24.145917	-8.62%	0
2014	25.029375	26.423133	5.57%	0
2013	18.766693	25.029375	33.37%	0
2012	16.348953	18.766693	14.79%	0
2011	18.463065	16.348953	-11.45%	0
2010	15.051079	18.463065	22.67%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.119892	10.679196	5.53%	0
2018	10.748449	10.119892	-5.85%	0
2017	10.698520	10.748449	0.47%	0
2016	10.575839	10.698520	1.16%	0
2015	11.190451	10.575839	-5.49%	0
2014	11.179558	11.190451	0.10%	0
2013	12.606234	11.179558	-11.32%	0
2012	12.115666	12.606234	4.05%	0
2011	11.188033	12.115666	8.29%	0
2010	10.983615	11.188033	1.86%	0
1226

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2019	19.423887	23.291678	19.91%	0
2018	21.603039	19.423887	-10.09%	0
2017	18.530647	21.603039	16.58%	0
2016	16.891981	18.530647	9.70%	0
2015	18.535112	16.891981	-8.86%	0
2014	17.028175	18.535112	8.85%	0
2013	12.970260	17.028175	31.29%	0
2012	11.695303	12.970260	10.90%	0
2011	11.733445	11.695303	-0.33%	0
2010	10.634491	11.733445	10.33%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	20.505202	25.630549	25.00%	0
2018	24.317303	20.505202	-15.68%	0
2017	22.511354	24.317303	8.02%	0
2016	18.929069	22.511354	18.92%	0
2015	19.848244	18.929069	-4.63%	0
2014	17.621595	19.848244	12.64%	0
2013	13.999232	17.621595	25.88%	0
2012	12.430915	13.999232	12.62%	0
2011	12.936880	12.430915	-3.91%	0
2010	11.221044	12.936880	15.29%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.721404	10.820076	11.30%	0
2018	10.332589	9.721404	-5.92%	0
2017	9.957389	10.332589	3.77%	0
2016	9.107568	9.957389	9.33%	0
2015*	10.000000	9.107568	-8.92%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.241931	9.774603	5.76%	0
2018	9.608571	9.241931	-3.82%	0
2017	9.607094	9.608571	0.02%	0
2016	9.675655	9.607094	-0.71%	0
2015*	10.000000	9.675655	-3.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	10.987848	13.571157	23.51%	0
2018	12.249964	10.987848	-10.30%	0
2017	10.851196	12.249964	12.89%	0
2016	9.647922	10.851196	12.47%	0
2015*	10.000000	9.647922	-3.52%	0
1227

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.157649	15.013605	14.11%	0
2018	14.694772	13.157649	-10.46%	0
2017	13.335387	14.694772	10.19%	0
2016	13.256385	13.335387	0.60%	0
2015	13.818898	13.256385	-4.07%	0
2014	13.990704	13.818898	-1.23%	0
2013	12.619038	13.990704	10.87%	0
2012	11.843295	12.619038	6.55%	0
2011	12.683088	11.843295	-6.62%	0
2010	11.924613	12.683088	6.36%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.330063	11.997269	16.14%	0
2018	12.646282	10.330063	-18.32%	0
2017	11.343481	12.646282	11.49%	0
2016	10.160672	11.343481	11.64%	0
2015	10.756439	10.160672	-5.54%	0
2014*	10.000000	10.756439	7.56%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	28.838251	34.151604	18.42%	0
2018	32.701678	28.838251	-11.81%	0
2017	30.021110	32.701678	8.93%	0
2016	24.639473	30.021110	21.84%	0
2015	26.034347	24.639473	-5.36%	0
2014	25.558304	26.034347	1.86%	0
2013	18.743802	25.558304	36.36%	0
2012	16.713737	18.743802	12.15%	0
2011	17.150860	16.713737	-2.55%	0
2010	14.066118	17.150860	21.93%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	21.358890	26.984729	26.34%	0
2018	23.171141	21.358890	-7.82%	0
2017	19.725704	23.171141	17.47%	0
2016	18.265160	19.725704	8.00%	0
2015	18.687227	18.265160	-2.26%	0
2014	17.050653	18.687227	9.60%	0
2013	13.359986	17.050653	27.62%	0
2012	11.940615	13.359986	11.89%	0
2011	12.125325	11.940615	-1.52%	0
2010	10.924784	12.125325	10.99%	0
1228

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	18.596662	24.429791	31.37%	0
2018	20.662836	18.596662	-10.00%	0
2017	16.787437	20.662836	23.09%	0
2016	16.094337	16.787437	4.31%	0
2015	17.072576	16.094337	-5.73%	0
2014	16.339865	17.072576	4.48%	0
2013	13.955936	16.339865	17.08%	0
2012	13.077655	13.955936	6.72%	0
2011	12.410446	13.077655	5.38%	0
2010	11.132297	12.410446	11.48%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2019	15.369913	18.094267	17.73%	0
2018	19.656082	15.369913	-21.81%	0
2017	16.308385	19.656082	20.53%	0
2016	14.409349	16.308385	13.18%	0
2015	15.255183	14.409349	-5.54%	0
2014	15.538009	15.255183	-1.82%	0
2013	10.818195	15.538009	43.63%	0
2012	9.285714	10.818195	16.50%	0
2011	11.149943	9.285714	-16.72%	0
2010	8.795706	11.149943	26.77%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.378587	10.589483	12.91%	0
2018	10.083538	9.378587	-6.99%	0
2017*	10.000000	10.083538	0.84%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.410685	15.359608	23.76%	0
2018	15.423625	12.410685	-19.53%	0
2017	14.241083	15.423625	8.30%	0
2016	11.210406	14.241083	27.03%	0
2015	12.368443	11.210406	-9.36%	0
2014	12.085177	12.368443	2.34%	0
2013*	10.000000	12.085177	20.85%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.622625	9.984376	3.76%	0
2018	9.940726	9.622625	-3.20%	0
2017	9.916490	9.940726	0.24%	0
2016	9.392607	9.916490	5.58%	0
2015	9.790232	9.392607	-4.06%	0
2014*	10.000000	9.790232	-2.10%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2019	8.992427	10.449060	16.20%	0
2018*	10.000000	8.992427	-10.08%	0
1229

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2019	10.510093	11.118150	5.79%	0
2018	10.933882	10.510093	-3.88%	0
2017	10.874949	10.933882	0.54%	0
2016	10.839071	10.874949	0.33%	0
2015	11.235231	10.839071	-3.53%	0
2014	11.201172	11.235231	0.30%	0
2013	11.473435	11.201172	-2.37%	0
2012	10.819359	11.473435	6.05%	0
2011	10.946648	10.819359	-1.16%	0
2010	10.432720	10.946648	4.93%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.144019	10.195440	25.19%	0
2018*	10.000000	8.144019	-18.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	12.900448	14.469421	12.16%	0
2018	13.908274	12.900448	-7.25%	0
2017	12.723623	13.908274	9.31%	0
2016	12.476952	12.723623	1.98%	0
2015	12.944807	12.476952	-3.61%	0
2014	12.819099	12.944807	0.98%	0
2013	11.686873	12.819099	9.69%	0
2012	10.809551	11.686873	8.12%	0
2011	11.202483	10.809551	-3.51%	0
2010	10.271943	11.202483	9.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	13.608119	15.807655	16.16%	0
2018	14.955000	13.608119	-9.01%	0
2017	13.273561	14.955000	12.67%	0
2016	12.945792	13.273561	2.53%	0
2015	13.421611	12.945792	-3.55%	0
2014	13.242475	13.421611	1.35%	0
2013	11.818222	13.242475	12.05%	0
2012	10.787215	11.818222	9.56%	0
2011	11.271537	10.787215	-4.30%	0
2010	10.174021	11.271537	10.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	14.499321	17.437699	20.27%	0
2018	16.277016	14.499321	-10.92%	0
2017	13.916189	16.277016	16.96%	0
2016	13.499672	13.916189	3.09%	0
2015	14.005800	13.499672	-3.61%	0
2014	13.799359	14.005800	1.50%	0
2013	11.729511	13.799359	17.65%	0
2012	10.510007	11.729511	11.60%	0
2011	11.161361	10.510007	-5.84%	0
2010	9.938798	11.161361	12.30%	0
1230

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.739812	12.916614	20.27%	0
2018	11.600593	10.739812	-7.42%	0
2017	10.309085	11.600593	12.53%	0
2016*	10.000000	10.309085	3.09%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	24.692969	31.410987	27.21%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	9.956471	10.595744	6.42%	0
2018	13.660494	9.956471	-27.11%	0
2017	14.498673	13.660494	-5.78%	0
2016	11.206474	14.498673	29.38%	0
2015	14.593874	11.206474	-23.21%	0
2014	17.265507	14.593874	-15.47%	0
2013	14.352236	17.265507	20.30%	0
2012	14.142957	14.352236	1.48%	0
2011	15.395119	14.142957	-8.13%	0
2010	13.332991	15.395119	15.47%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	17.919970	22.071597	23.17%	0
2018	20.223295	17.919970	-11.39%	0
2017	18.524820	20.223295	9.17%	0
2016	16.239760	18.524820	14.07%	0
2015	17.501187	16.239760	-7.21%	0
2014	16.649296	17.501187	5.12%	0
2013	13.441266	16.649296	23.87%	0
2012	11.851022	13.441266	13.42%	0
2011	12.149852	11.851022	-2.46%	0
2010	10.910636	12.149852	11.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.061483	13.900023	25.66%	0
2018	12.573296	11.061483	-12.02%	0
2017	11.126017	12.573296	13.01%	0
2016*	10.000000	11.126017	11.26%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	23.460918	30.457921	29.82%	0
2018	24.321077	23.460918	-3.54%	0
2017	18.615189	24.321077	30.65%	0
2016	19.104026	18.615189	-2.56%	0
2015	18.441885	19.104026	3.59%	0
2014	17.143809	18.441885	7.57%	0
2013	13.008718	17.143809	31.79%	0
2012	11.735549	13.008718	10.85%	0
2011	12.114143	11.735549	-3.13%	0
2010	10.092914	12.114143	20.03%	0
1231

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.739579	11.385374	6.01%	0
2018	11.173034	10.739579	-3.88%	0
2017	11.086878	11.173034	0.78%	0
2016	10.950235	11.086878	1.25%	0
2015	11.397434	10.950235	-3.92%	0
2014	11.136425	11.397434	2.34%	0
2013	11.735404	11.136425	-5.10%	0
2012	11.469075	11.735404	2.32%	0
2011	11.057037	11.469075	3.73%	0
2010	10.609884	11.057037	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	29.582006	35.307401	19.35%	0
2018	35.826967	29.582006	-17.43%	0
2017	30.670580	35.826967	16.81%	0
2016	28.277430	30.670580	8.46%	0
2015	29.665429	28.277430	-4.68%	0
2014	28.873057	29.665429	2.74%	0
2013	21.929943	28.873057	31.66%	0
2012	19.756159	21.929943	11.00%	0
2011	22.869179	19.756159	-13.61%	0
2010	18.355509	22.869179	24.59%	2
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	16.982370	20.981579	23.55%	0
2018	20.636358	16.982370	-17.71%	0
2017	16.381746	20.636358	25.97%	0
2016	17.844545	16.381746	-8.20%	0
2015	17.827869	17.844545	0.09%	0
2014	20.063032	17.827869	-11.14%	0
2013	15.906071	20.063032	26.13%	0
2012	13.637011	15.906071	16.64%	0
2011	17.025062	13.637011	-19.90%	0
2010	15.571433	17.025062	9.34%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2019	20.942894	27.213860	29.94%	0
2018	26.202066	20.942894	-20.07%	0
2017	22.704337	26.202066	15.41%	0
2016	21.440737	22.704337	5.89%	0
2015	22.856030	21.440737	-6.19%	0
2014	22.144979	22.856030	3.21%	0
2013	17.554382	22.144979	26.15%	0
2012	14.258250	17.554382	23.12%	0
2011	16.175617	14.258250	-11.85%	0
2010	13.212601	16.175617	22.43%	2
1232

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.604942	12.317027	16.14%	0
2018	12.115226	10.604942	-12.47%	0
2017	11.164282	12.115226	8.52%	0
2016	10.178791	11.164282	9.68%	0
2015	11.200453	10.178791	-9.12%	0
2014	11.238736	11.200453	-0.34%	0
2013	9.370623	11.238736	19.94%	0
2012	8.385379	9.370623	11.75%	0
2011	8.788635	8.385379	-4.59%	0
2010	8.226101	8.788635	6.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	12.834507	14.433884	12.46%	0
2018	13.843293	12.834507	-7.29%	0
2017	13.024900	13.843293	6.28%	0
2016	11.787326	13.024900	10.50%	0
2015	13.087803	11.787326	-9.94%	0
2014	12.910581	13.087803	1.37%	0
2013	11.693300	12.910581	10.41%	0
2012	10.712826	11.693300	9.15%	0
2011	10.797327	10.712826	-0.78%	0
2010	9.889262	10.797327	9.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2019	21.687549	27.158478	25.23%	0
2018	23.582350	21.687549	-8.03%	0
2017	20.184610	23.582350	16.83%	0
2016	17.948985	20.184610	12.46%	0
2015	19.224571	17.948985	-6.64%	0
2014	18.247817	19.224571	5.35%	0
2013	14.520316	18.247817	25.67%	0
2012	13.384871	14.520316	8.48%	0
2011	13.030417	13.384871	2.72%	0
2010	11.145921	13.030417	16.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	25.192958	30.844191	22.43%	0
2018	29.847340	25.192958	-15.59%	0
2017	27.834484	29.847340	7.23%	0
2016	22.062050	27.834484	26.16%	0
2015	24.584113	22.062050	-10.26%	0
2014	25.226823	24.584113	-2.55%	0
2013	19.108711	25.226823	32.02%	0
2012	16.658259	19.108711	14.71%	0
2011	17.861877	16.658259	-6.74%	0
2010	14.375565	17.861877	24.25%	0
1233

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.086061	11.154952	22.77%	0
2018	11.137890	9.086061	-18.42%	0
2017	8.185233	11.137890	36.07%	0
2016	7.191835	8.185233	13.81%	0
2015	9.231969	7.191835	-22.10%	0
2014*	10.000000	9.231969	-7.68%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	14.979484	16.333765	9.04%	0
2018	18.285351	14.979484	-18.08%	0
2017	16.169314	18.285351	13.09%	0
2016	15.568121	16.169314	3.86%	0
2015	17.182053	15.568121	-9.39%	0
2014	19.953247	17.182053	-13.89%	0
2013	16.744812	19.953247	19.16%	0
2012	14.616670	16.744812	14.56%	0
2011	16.878726	14.616670	-13.40%	0
2010	16.067484	16.878726	5.05%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.910497	8.808062	-1.15%	0
2018	9.022365	8.910497	-1.24%	0
2017	9.134287	9.022365	-1.23%	0
2016	9.156612	9.134287	-0.24%	0
2015	9.874746	9.156612	-7.27%	0
2014*	10.000000	9.874746	-1.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.493464	11.381936	8.47%	0
2018	11.322036	10.493464	-7.32%	0
2017	10.328844	11.322036	9.62%	0
2016	10.215219	10.328844	1.11%	0
2015	11.193249	10.215219	-8.74%	0
2014	11.112885	11.193249	0.72%	0
2013	10.098302	11.112885	10.05%	0
2012*	10.000000	10.098302	0.98%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.290711	9.796939	5.45%	0
2018*	10.000000	9.290711	-7.09%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.729082	8.882528	1.76%	0
2018	9.491583	8.729082	-8.03%	0
2017	9.447222	9.491583	0.47%	0
2016	9.795997	9.447222	-3.56%	0
2015	9.925876	9.795997	-1.31%	0
2014	9.787360	9.925876	1.42%	0
2013*	10.000000	9.787360	-2.13%	0
1234

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	15.558159	20.567641	32.20%	0
2018	16.708965	15.558159	-6.89%	0
2017	13.573215	16.708965	23.10%	0
2016	13.729314	13.573215	-1.14%	0
2015	13.526080	13.729314	1.50%	0
2014	12.904675	13.526080	4.82%	0
2013	9.526245	12.904675	35.46%	0
2012*	10.000000	9.526245	-4.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.964157	14.495958	21.16%	0
2018	13.969703	11.964157	-14.36%	0
2017	12.572887	13.969703	11.11%	0
2016	11.464883	12.572887	9.66%	0
2015	12.360884	11.464883	-7.25%	0
2014	12.245790	12.360884	0.94%	0
2013	9.837253	12.245790	24.48%	0
2012*	10.000000	9.837253	-1.63%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	24.811616	31.605007	27.38%	0
2018	29.571048	24.811616	-16.09%	0
2017	22.383910	29.571048	32.11%	0
2016	23.134423	22.383910	-3.24%	0
2015	23.028913	23.134423	0.46%	0
2014	23.286928	23.028913	-1.11%	0
2013	18.923763	23.286928	23.06%	0
2012	16.147465	18.923763	17.19%	0
2011	18.216643	16.147465	-11.36%	0
2010	16.247507	18.216643	12.12%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	8.971030	9.614968	7.18%	0
2018	9.699983	8.971030	-7.51%	0
2017	9.439589	9.699983	2.76%	0
2016	9.166443	9.439589	2.98%	0
2015	9.701494	9.166443	-5.52%	0
2014	9.768473	9.701494	-0.69%	0
2013	10.118147	9.768473	-3.46%	0
2012*	10.000000	10.118147	1.18%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.027279	9.952734	23.99%	0
2018	10.299496	8.027279	-22.06%	0
2017	8.405152	10.299496	22.54%	0
2016	8.915395	8.405152	-5.72%	0
2015	8.923496	8.915395	-0.09%	0
2014*	10.000000	8.923496	-10.77%	0
1235

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	19.417749	24.787666	27.65%	0
2018	21.808654	19.417749	-10.96%	0
2017	19.294356	21.808654	13.03%	0
2016	17.888667	19.294356	7.86%	0
2015	17.904709	17.888667	-0.09%	0
2014	16.736768	17.904709	6.98%	0
2013	13.140624	16.736768	27.37%	0
2012	11.630218	13.140624	12.99%	0
2011	12.039374	11.630218	-3.40%	0
2010	10.726633	12.039374	12.24%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	26.500241	32.389663	22.22%	0
2018	30.575614	26.500241	-13.33%	0
2017	27.697905	30.575614	10.39%	0
2016	24.288930	27.697905	14.04%	0
2015	26.692768	24.288930	-9.01%	0
2014	24.671338	26.692768	8.19%	0
2013	18.105080	24.671338	36.27%	0
2012	15.879637	18.105080	14.01%	0
2011	16.786718	15.879637	-5.40%	0
2010	14.077483	16.786718	19.25%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.556874	14.817570	18.00%	0
2018	13.706485	12.556874	-8.39%	0
2017	11.958411	13.706485	14.62%	0
2016	12.665229	11.958411	-5.58%	0
2015	14.260887	12.665229	-11.19%	0
2014	15.535298	14.260887	-8.20%	0
2013	12.812120	15.535298	21.25%	0
2012	11.095255	12.812120	15.47%	0
2011	12.338736	11.095255	-10.08%	0
2010	11.716690	12.338736	5.31%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.296744	12.171841	7.75%	0
2018	11.912103	11.296744	-5.17%	0
2017	11.522520	11.912103	3.38%	0
2016	10.233515	11.522520	12.60%	0
2015	11.295762	10.233515	-9.40%	0
2014	11.439217	11.295762	-1.25%	0
2013	10.683377	11.439217	7.07%	0
2012*	10.000000	10.683377	6.83%	0
1236

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.632402	19.558503	33.67%	0
2018	15.112110	14.632402	-3.17%	0
2017	12.288755	15.112110	22.98%	0
2016	11.950004	12.288755	2.83%	0
2015	13.088973	11.950004	-8.70%	0
2014	12.522304	13.088973	4.53%	0
2013	9.945274	12.522304	25.91%	0
2012*	10.000000	9.945274	-0.55%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2019	20.182670	23.913144	18.48%	0
2018	20.742583	20.182670	-2.70%	0
2017	18.118272	20.742583	14.48%	0
2016	17.921431	18.118272	1.10%	0
2015	18.419195	17.921431	-2.70%	0
2014	17.561632	18.419195	4.88%	0
2013	15.127584	17.561632	16.09%	0
2012	13.770822	15.127584	9.85%	0
2011	14.020410	13.770822	-1.78%	0
2010	13.382126	14.020410	4.77%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.172301	9.712583	5.89%	0
2018	9.590765	9.172301	-4.36%	0
2017	9.575670	9.590765	0.16%	0
2016	9.666399	9.575670	-0.94%	0
2015*	10.000000	9.666399	-3.34%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	30.415777	40.334499	32.61%	0
2018	30.864087	30.415777	-1.45%	0
2017	24.499251	30.864087	25.98%	0
2016	24.799143	24.499251	-1.21%	0
2015	22.863186	24.799143	8.47%	0
2014	21.752633	22.863186	5.11%	0
2013	17.150947	21.752633	26.83%	0
2012	14.291081	17.150947	20.01%	0
2011	15.847510	14.291081	-9.82%	0
2010	15.359012	15.847510	3.18%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.005010	29.476764	40.33%	0
2018	21.485667	21.005010	-2.24%	0
2017	15.298988	21.485667	40.44%	0
2016	13.866208	15.298988	10.33%	0
2015	13.674547	13.866208	1.40%	0
2014	12.905589	13.674547	5.96%	0
2013	9.836825	12.905589	31.20%	0
2012*	10.000000	9.836825	-1.63%	0
1237

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	19.091573	23.440540	22.78%	0
2018	23.221152	19.091573	-17.78%	0
2017	18.318477	23.221152	26.76%	0
2016	20.262154	18.318477	-9.59%	0
2015	22.929789	20.262154	-11.63%	0
2014	26.921857	22.929789	-14.83%	0
2013	24.310904	26.921857	10.74%	0
2012	22.168724	24.310904	9.66%	0
2011	33.811698	22.168724	-34.43%	0
2010	27.909645	33.811698	21.15%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.275104	9.473305	14.48%	0
2018	10.487783	8.275104	-21.10%	0
2017	8.466241	10.487783	23.88%	0
2016	7.233139	8.466241	17.05%	0
2015	9.337591	7.233139	-22.54%	0
2014*	10.000000	9.337591	-6.62%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.510216	9.990433	5.05%	0
2018	9.917994	9.510216	-4.11%	0
2017	9.853669	9.917994	0.65%	0
2016*	10.000000	9.853669	-1.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.443090	19.772179	36.90%	0
2018	15.168475	14.443090	-4.78%	0
2017	12.389677	15.168475	22.43%	0
2016	11.750975	12.389677	5.44%	0
2015	12.392931	11.750975	-5.18%	0
2014	13.825776	12.392931	-10.36%	0
2013	10.103297	13.825776	36.84%	0
2012*	10.000000	10.103297	1.03%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.368006	28.070040	25.49%	0
2018	25.755444	22.368006	-13.15%	0
2017	22.647697	25.755444	13.72%	0
2016	20.540466	22.647697	10.26%	0
2015	21.397481	20.540466	-4.01%	0
2014	20.037655	21.397481	6.79%	0
2013	15.249899	20.037655	31.40%	0
2012	13.581776	15.249899	12.28%	0
2011	14.081083	13.581776	-3.55%	0
2010	13.065737	14.081083	7.77%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.725196	7.25%	0
1238

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.336068	18.673007	21.76%	0
2018	17.534895	15.336068	-12.54%	0
2017	14.267518	17.534895	22.90%	0
2016	14.177975	14.267518	0.63%	0
2015	13.761727	14.177975	3.02%	0
2014	14.042927	13.761727	-2.00%	0
2013	11.354178	14.042927	23.68%	0
2012	10.107907	11.354178	12.33%	0
2011	10.619427	10.107907	-4.82%	0
2010*	10.000000	10.619427	6.19%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2019	11.914881	16.115901	35.26%	0
2018	12.227921	11.914881	-2.56%	0
2017	9.849850	12.227921	24.14%	0
2016	9.603076	9.849850	2.57%	0
2015*	10.000000	9.603076	-3.97%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2019	10.432183	11.181432	7.18%	0
2018	10.866760	10.432183	-4.00%	0
2017	10.589207	10.866760	2.62%	0
2016	10.322120	10.589207	2.59%	0
2015	10.741775	10.322120	-3.91%	0
2014	10.305718	10.741775	4.23%	0
2013	10.697506	10.305718	-3.66%	0
2012	10.111060	10.697506	5.80%	0
2011	9.898730	10.111060	2.15%	0
2010	9.559700	9.898730	3.55%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	17.956812	19.865794	10.63%	0
2018	19.939314	17.956812	-9.94%	0
2017	18.775577	19.939314	6.20%	0
2016	17.520654	18.775577	7.16%	0
2015	18.296356	17.520654	-4.24%	0
2014	18.351317	18.296356	-0.30%	0
2013	20.756111	18.351317	-11.59%	0
2012	18.173011	20.756111	14.21%	0
2011	17.544974	18.173011	3.58%	0
2010	16.498789	17.544974	6.34%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.810700	10.916828	23.90%	0
2018	9.873176	8.810700	-10.76%	0
2017	9.052489	9.873176	9.07%	0
2016	8.125092	9.052489	11.41%	0
2015*	10.000000	8.125092	-18.75%	0
1239

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.437455	18.549175	20.16%	0
2018	17.167209	15.437455	-10.08%	0
2017	15.073913	17.167209	13.89%	0
2016	14.012783	15.073913	7.57%	0
2015	15.577703	14.012783	-10.05%	0
2014	16.415023	15.577703	-5.10%	0
2013	12.840979	16.415023	27.83%	0
2012	10.807360	12.840979	18.82%	0
2011	11.254934	10.807360	-3.98%	0
2010*	10.000000	11.254934	12.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.364583	15.641769	17.04%	0
2018	14.517494	13.364583	-7.94%	0
2017	12.937262	14.517494	12.21%	0
2016	12.247688	12.937262	5.63%	0
2015	12.516347	12.247688	-2.15%	0
2014	12.302817	12.516347	1.74%	0
2013	10.298304	12.302817	19.46%	0
2012	9.184942	10.298304	12.12%	0
2011	9.390893	9.184942	-2.19%	0
2010	8.651441	9.390893	8.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.260512	9.779585	5.61%	0
2018	9.662134	9.260512	-4.16%	0
2017	9.660120	9.662134	0.02%	0
2016	9.710915	9.660120	-0.52%	0
2015	10.044812	9.710915	-3.32%	0
2014	9.874539	10.044812	1.72%	0
2013	10.459678	9.874539	-5.59%	0
2012	10.284348	10.459678	1.70%	0
2011	10.037844	10.284348	2.46%	0
2010	9.773451	10.037844	2.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	14.779122	19.301828	30.60%	0
2018	16.841766	14.779122	-12.25%	0
2017	13.269511	16.841766	26.92%	0
2016	13.667217	13.269511	-2.91%	0
2015	13.238299	13.667217	3.24%	0
2014	13.415595	13.238299	-1.32%	0
2013	10.762136	13.415595	24.66%	0
2012	9.097773	10.762136	18.29%	0
2011	10.352092	9.097773	-12.12%	0
2010	9.598315	10.352092	7.85%	0
1240

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	16.447549	20.764698	26.25%	0
2018	17.088999	16.447549	-3.75%	0
2017	13.798312	17.088999	23.85%	0
2016	13.055158	13.798312	5.69%	0
2015	12.659208	13.055158	3.13%	0
2014	12.089012	12.659208	4.72%	0
2013	9.625424	12.089012	25.59%	0
2012	8.461560	9.625424	13.75%	0
2011	9.161226	8.461560	-7.64%	0
2010	7.998790	9.161226	14.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	13.823481	16.833110	21.77%	0
2018	14.587063	13.823481	-5.23%	0
2017	12.345245	14.587063	18.16%	0
2016	11.467570	12.345245	7.65%	0
2015	11.707265	11.467570	-2.05%	0
2014	10.960771	11.707265	6.81%	0
2013	8.506697	10.960771	28.85%	0
2012	7.499782	8.506697	13.43%	0
2011	7.916207	7.499782	-5.26%	0
2010	7.361340	7.916207	7.54%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	11.756158	12.436249	5.78%	0
2018	12.425778	11.756158	-5.39%	0
2017	12.058665	12.425778	3.04%	0
2016	11.453001	12.058665	5.29%	0
2015	12.171243	11.453001	-5.90%	0
2014	12.091042	12.171243	0.66%	0
2013	12.619804	12.091042	-4.19%	0
2012	11.603127	12.619804	8.76%	0
2011	11.343968	11.603127	2.28%	0
2010	10.585964	11.343968	7.16%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	19.993631	24.606089	23.07%	0
2018	22.300733	19.993631	-10.35%	0
2017	19.553253	22.300733	14.05%	0
2016	17.161179	19.553253	13.94%	0
2015	18.944735	17.161179	-9.41%	0
2014	17.948687	18.944735	5.55%	0
2013	13.689960	17.948687	31.11%	0
2012	11.956338	13.689960	14.50%	0
2011	12.660907	11.956338	-5.56%	0
2010	11.317542	12.660907	11.87%	0
1241

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.342952	10.406404	11.38%	0
2018	10.536152	9.342952	-11.32%	0
2017	9.179935	10.536152	14.77%	0
2016	9.199138	9.179935	-0.21%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.971265	10.298523	3.28%	0
2018*	10.000000	9.971265	-0.29%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	15.613211	17.359470	11.18%	0
2018	16.613786	15.613211	-6.02%	0
2017	16.058650	16.613786	3.46%	0
2016	14.515930	16.058650	10.63%	0
2015	15.381488	14.515930	-5.63%	0
2014	15.478809	15.381488	-0.63%	0
2013	14.918860	15.478809	3.75%	0
2012	13.440746	14.918860	11.00%	0
2011	13.359632	13.440746	0.61%	0
2010	12.184103	13.359632	9.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.645987	16.936905	24.12%	0
2018	14.827693	13.645987	-7.97%	0
2017	12.263924	14.827693	20.90%	0
2016	11.145598	12.263924	10.03%	0
2015	11.641058	11.145598	-4.26%	0
2014	11.274006	11.641058	3.26%	0
2013	8.105746	11.274006	39.09%	0
2012	7.160205	8.105746	13.21%	0
2011	8.363784	7.160205	-14.39%	0
2010	7.480276	8.363784	11.81%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.568614	11.029615	28.72%	0
2018	10.613798	8.568614	-19.27%	0
2017	8.724345	10.613798	21.66%	0
2016	9.230861	8.724345	-5.49%	0
2015	9.589013	9.230861	-3.74%	0
2014	10.031478	9.589013	-4.41%	0
2013	8.550136	10.031478	17.33%	0
2012	7.638719	8.550136	11.93%	0
2011	8.722109	7.638719	-12.42%	0
2010	7.909010	8.722109	10.28%	0
1242

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	19.821840	24.781886	25.02%	0
2018	20.516636	19.821840	-3.39%	0
2017	17.606413	20.516636	16.53%	0
2016	16.344301	17.606413	7.72%	0
2015	16.756321	16.344301	-2.46%	0
2014	15.464978	16.756321	8.35%	0
2013	12.202342	15.464978	26.74%	0
2012	11.061854	12.202342	10.31%	0
2011	11.372011	11.061854	-2.73%	0
2010	10.364947	11.372011	9.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.400346	13.693891	20.12%	0
2018	13.183991	11.400346	-13.53%	0
2017	11.356053	13.183991	16.10%	0
2016	10.813877	11.356053	5.01%	0
2015	11.359136	10.813877	-4.80%	0
2014	11.218105	11.359136	1.26%	0
2013	8.941316	11.218105	25.46%	0
2012	7.944684	8.941316	12.54%	0
2011	8.756975	7.944684	-9.28%	0
2010	7.861180	8.756975	11.40%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	10.916298	12.289361	12.58%	0
2018	12.016666	10.916298	-9.16%	0
2017	11.066276	12.016666	8.59%	0
2016	10.761938	11.066276	2.83%	0
2015	11.225193	10.761938	-4.13%	0
2014	11.106989	11.225193	1.06%	0
2013	9.996949	11.106989	11.10%	0
2012	9.289966	9.996949	7.61%	0
2011	9.717226	9.289966	-4.40%	0
2010	9.082783	9.717226	6.99%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.358999	13.234776	16.51%	0
2018	12.766288	11.358999	-11.02%	0
2017	11.375453	12.766288	12.23%	0
2016	10.937524	11.375453	4.00%	0
2015	11.439494	10.937524	-4.39%	0
2014	11.275810	11.439494	1.45%	0
2013	9.597387	11.275810	17.49%	0
2012	8.716024	9.597387	10.11%	0
2011	9.315490	8.716024	-6.44%	0
2010	8.553603	9.315490	8.91%	0
1243

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.036622	10.763294	7.24%	0
2018	10.636649	10.036622	-5.64%	0
2017	10.319765	10.636649	3.07%	0
2016	10.179405	10.319765	1.38%	0
2015	10.582759	10.179405	-3.81%	0
2014	10.568694	10.582759	0.13%	0
2013	10.394074	10.568694	1.68%	0
2012	9.979119	10.394074	4.16%	0
2011	10.154305	9.979119	-1.73%	0
2010	9.811808	10.154305	3.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.071779	11.111559	10.32%	0
2018	11.179888	10.071779	-9.91%	0
2017	10.052153	11.179888	11.22%	0
2016	9.826777	10.052153	2.29%	0
2015	10.596220	9.826777	-7.26%	0
2014	10.693536	10.596220	-0.91%	0
2013*	10.000000	10.693536	6.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.336030	11.559582	11.84%	0
2018	11.480713	10.336030	-9.97%	0
2017	10.057494	11.480713	14.15%	0
2016	9.771298	10.057494	2.93%	0
2015	10.600958	9.771298	-7.83%	0
2014	10.830371	10.600958	-2.12%	0
2013*	10.000000	10.830371	8.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.184003	12.803729	14.48%	0
2018	12.424393	11.184003	-9.98%	0
2017	11.249212	12.424393	10.45%	0
2016	10.875164	11.249212	3.44%	0
2015	11.344049	10.875164	-4.13%	0
2014	11.195346	11.344049	1.33%	0
2013	9.807250	11.195346	14.15%	0
2012	9.007501	9.807250	8.88%	0
2011	9.517062	9.007501	-5.35%	0
2010	8.818601	9.517062	7.92%	0
1244

NATIONWIDE
VARIABLE
ACCOUNT-II Annual Report to Contract Owners December 31, 2019
NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)(1)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)(1)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)(1)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)(1)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)(1)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

2

EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)(1)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)(1)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)(1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)(1)

3

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)(1)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)(1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

4

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

5

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)(1)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

6

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 18, 2018 (inception) to December 31, 2018.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 31, 2018 (inception) to December 31, 2018.

ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 31, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 21, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 19, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

7

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 11, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 25, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 1, 2018 (inception) to December 31, 2018.

GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from September 14, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

8

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 8, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation).

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation).

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

10

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	31,995	$351,723	$323,147	$-	$323,147	$18	$323,129	$323,129	$-	$323,129
ALVGIB	148,454	4,099,649	4,417,982	-	4,417,982	98	4,417,884	4,417,884	-	4,417,884
ALVIVB	85,598	1,186,548	1,218,915	-	1,218,915	43	1,218,872	1,218,872	-	1,218,872
ALVDAA	4,012	47,713	54,002	-	54,002	7	53,995	53,995	-	53,995
ALVDAB	1,074,177	12,825,375	14,351,010	-	14,351,010	184	14,350,826	14,350,826	-	14,350,826
ALVSVA	33,225	647,982	595,055	-	595,055	14	595,041	595,041	-	595,041
ALVSVB	5,567,570	104,349,800	98,657,342	-	98,657,342	110	98,657,232	98,654,265	2,967	98,657,232
ALMCS	15,056	292,652	313,616	20	313,636	-	313,636	313,636	-	313,636
ARLPE3	4,540	50,434	69,501	3	69,504	-	69,504	69,504	-	69,504
AAEIP3	2,564	23,896	22,973	-	22,973	3	22,970	22,970	-	22,970
ACVIP1	183,082	1,850,861	1,882,086	-	1,882,086	16	1,882,070	1,882,070	-	1,882,070
ACVB	3,249,785	23,639,953	26,583,244	200	26,583,444	-	26,583,444	26,517,118	66,326	26,583,444
ACVCA	2,066	29,991	32,969	95	33,064	-	33,064	-	33,064	33,064
ACVIG	1,348,877	12,600,572	13,515,748	-	13,515,748	53	13,515,695	13,515,695	-	13,515,695
ACVIG2	356,258	3,292,084	3,573,270	-	3,573,270	55	3,573,215	3,573,215	-	3,573,215
ACVIP2	19,226,780	197,276,023	197,266,759	-	197,266,759	117	197,266,642	197,180,047	86,595	197,266,642
ACVI	616	6,653	7,081	68	7,149	-	7,149	-	7,149	7,149
ACVMV1	523,711	10,457,547	10,830,342	-	10,830,342	29	10,830,313	10,809,320	20,993	10,830,313
ACVMV2	7,775,789	150,177,120	160,958,842	-	160,958,842	23	160,958,819	160,894,132	64,687	160,958,819
AMVCB4	13,862	139,187	148,457	-	148,457	8	148,449	148,449	-	148,449
AMVBC4	41,303	525,192	549,745	-	549,745	8	549,737	549,737	-	549,737
AMVI4	25,591	465,565	525,630	-	525,630	8	525,622	525,622	-	525,622
AMVGS4	20,607	475,332	539,082	-	539,082	9	539,073	539,073	-	539,073
AFGF	133,801	9,092,987	10,867,279	-	10,867,279	134	10,867,145	10,864,364	2,781	10,867,145
AFHY	51,005	514,049	503,417	112	503,529	-	503,529	498,748	4,781	503,529
AVPAP2	55,856,226	673,163,623	751,824,804	-	751,824,804	262	751,824,542	751,824,542	-	751,824,542
AFGC	48,915	604,946	603,610	134	603,744	-	603,744	603,338	406	603,744
BRVED3	20,407,027	222,324,818	242,435,483	-	242,435,483	432	242,435,051	242,401,136	33,915	242,435,051
BRVHY3	6,707,697	48,343,596	49,771,112	195,396	49,966,508	-	49,966,508	49,951,526	14,982	49,966,508
BRVTR3	29,488,000	346,151,044	355,920,166	679,196	356,599,362	-	356,599,362	356,599,362	-	356,599,362
MLVGA3	22,813,495	334,309,366	330,339,406	104	330,339,510	-	330,339,510	330,200,800	138,710	330,339,510
DVMCSS	1,788,868	34,180,896	33,147,726	-	33,147,726	56	33,147,670	33,137,075	10,595	33,147,670
DVSCS	3,606,943	62,480,425	68,748,341	-	68,748,341	500	68,747,841	68,693,857	53,984	68,747,841
DSIF	3,734,387	126,188,751	223,876,481	-	223,876,481	1,368	223,875,113	223,546,554	328,559	223,875,113
DSIFS	2,233,860	95,758,539	134,098,604	241	134,098,845	-	134,098,845	134,065,977	32,868	134,098,845
DSRG	987,077	34,051,553	38,792,127	246	38,792,373	-	38,792,373	38,768,298	24,075	38,792,373
DCAP	641,062	25,938,362	27,411,807	-	27,411,807	381	27,411,426	27,383,863	27,563	27,411,426
DCAPS	2,179,602	86,789,676	92,175,352	-	92,175,352	24	92,175,328	92,162,383	12,945	92,175,328
DVDLS	21,194	965,944	840,345	-	840,345	72	840,273	839,641	632	840,273
DGI	425,937	10,990,236	13,553,316	-	13,553,316	42	13,553,274	13,545,644	7,630	13,553,274

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
CHSMM	5,398,009	5,398,009	5,398,009	-	5,398,009	197	5,397,812	5,397,812	-	5,397,812
CLVHY2	1,665,088	11,043,423	11,255,993	-	11,255,993	106	11,255,887	11,255,887	-	11,255,887
DWVVLS	86,565	2,547,887	2,679,190	9	2,679,199	-	2,679,199	2,679,199	-	2,679,199
DWVSVS	1,577,478	59,932,997	60,038,830	-	60,038,830	512	60,038,318	60,032,877	5,441	60,038,318
ETVFR	7,530,054	69,704,820	68,899,993	-	68,899,993	1,398	68,898,595	68,892,705	5,890	68,898,595
FVU2S	51,555	540,500	581,023	-	581,023	41	580,982	580,982	-	580,982
FQB	422,264	4,721,419	4,775,801	-	4,775,801	49	4,775,752	4,775,752	-	4,775,752
FQBS	1,397,581	15,499,548	15,764,719	-	15,764,719	174	15,764,545	15,764,545	-	15,764,545
FEMS2	627,099	7,470,440	7,957,887	-	7,957,887	137	7,957,750	7,957,750	-	7,957,750
FC2	307,021	10,370,621	11,083,472	-	11,083,472	50	11,083,422	11,083,422	-	11,083,422
FEIP	11,577,155	233,576,566	275,188,964	1,153	275,190,117	-	275,190,117	274,799,594	390,523	275,190,117
FVSS2	388,181	4,881,080	5,213,275	111	5,213,386	-	5,213,386	5,186,100	27,286	5,213,386
FHIP	6,838,695	37,582,735	37,134,114	-	37,134,114	226	37,133,888	37,080,785	53,103	37,133,888
FAMP	5,760,565	82,799,945	87,733,407	56	87,733,463	-	87,733,463	87,683,449	50,014	87,733,463
FB2	33,718,043	586,756,850	641,317,171	-	641,317,171	242	641,316,929	641,316,929	-	641,316,929
FNRS2	3,863,623	73,898,204	61,199,794	-	61,199,794	531	61,199,263	61,177,730	21,533	61,199,263
FEI2	13,067,716	278,037,674	301,864,246	-	301,864,246	168	301,864,078	301,831,977	32,101	301,864,078
FF10S	374,627	4,703,045	5,019,999	-	5,019,999	31	5,019,968	5,019,968	-	5,019,968
FF10S2	19,647,638	235,848,030	261,706,540	175	261,706,715	-	261,706,715	261,631,240	75,475	261,706,715
FF20S	612,247	8,078,397	8,546,969	-	8,546,969	64	8,546,905	8,546,905	-	8,546,905
FF20S2	29,321,638	339,098,760	408,157,206	-	408,157,206	86	408,157,120	407,782,827	374,293	408,157,120
FF30S	895,220	11,868,313	13,652,110	-	13,652,110	18	13,652,092	13,652,092	-	13,652,092
FF30S2	4,686,042	62,814,684	71,180,971	-	71,180,971	331	71,180,640	71,170,340	10,300	71,180,640
FGI2	24,407,674	491,380,744	526,717,608	-	526,717,608	81	526,717,527	526,717,527	-	526,717,527
FGP	5,230,552	236,717,211	413,684,346	1,866	413,686,212	-	413,686,212	413,039,306	646,906	413,686,212
FG2	5,512,783	344,900,517	426,854,771	-	426,854,771	152	426,854,619	426,825,480	29,139	426,854,619
FIGBS	1,077,614	13,710,619	14,030,535	570	14,031,105	-	14,031,105	13,995,244	35,861	14,031,105
FIGBP2	63,523,210	795,990,876	815,002,788	52	815,002,840	-	815,002,840	814,933,908	68,932	815,002,840
FMCS	509,401	16,905,930	16,601,376	-	16,601,376	22	16,601,354	16,586,396	14,958	16,601,354
FMC2	7,413,251	235,445,469	235,370,707	-	235,370,707	174	235,370,533	235,309,401	61,132	235,370,533
FOP	2,259,133	42,143,208	52,253,742	73	52,253,815	-	52,253,815	52,207,197	46,618	52,253,815
FO2	4,262,399	85,380,046	97,608,928	-	97,608,928	208	97,608,720	97,597,749	10,971	97,608,720
FVSS	292,619	3,817,760	3,883,055	-	3,883,055	101	3,882,954	3,882,954	-	3,882,954
FRESS2	472,520	9,042,226	9,190,520	-	9,190,520	163	9,190,357	9,190,357	-	9,190,357
FTVIS2	14,730,997	230,440,898	234,370,160	-	234,370,160	66	234,370,094	234,316,579	53,515	234,370,094
FTVRD2	1,273,341	31,443,374	34,367,471	-	34,367,471	25	34,367,446	34,343,613	23,833	34,367,446
FTVSV2	5,238,180	87,526,066	78,834,615	-	78,834,615	128	78,834,487	78,816,890	17,597	78,834,487
FTVMD2	76,790	1,482,829	1,423,688	5	1,423,693	-	1,423,693	1,423,693	-	1,423,693
FTVDM2	912,493	7,641,650	9,772,797	-	9,772,797	212	9,772,585	9,772,585	-	9,772,585
TIF2	2,033,600	31,664,367	28,328,053	-	28,328,053	396	28,327,657	28,311,161	16,496	28,327,657

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVGI2	6,217,742	109,128,245	99,297,341	-	99,297,341	79	99,297,262	99,271,236	26,026	99,297,262
FTVFA2	12,766,165	90,876,973	86,937,580	-	86,937,580	11	86,937,569	86,840,145	97,424	86,937,569
FTVSI2	143,909	1,532,601	1,518,244	-	1,518,244	17	1,518,227	1,518,227	-	1,518,227
GVMSAS	180,200	1,630,371	1,625,403	-	1,625,403	30	1,625,373	1,625,373	-	1,625,373
GVSSCS	43,481	577,220	543,949	7	543,956	-	543,956	543,956	-	543,956
GVGMNS	852,344	10,109,981	10,483,832	-	10,483,832	167	10,483,665	10,469,053	14,612	10,483,665
RSRF	448	7,029	6,202	-	6,202	-	6,202	6,202	-	6,202
RVARS	574,858	13,776,560	13,888,562	-	13,888,562	247	13,888,315	13,862,116	26,199	13,888,315
ACEG2	74,147	4,470,431	4,738,002	-	4,738,002	185	4,737,817	4,736,807	1,010	4,737,817
IVMCC2	1,262,924	16,250,273	15,003,535	-	15,003,535	304	15,003,231	14,967,027	36,204	15,003,231
IVKMG2	2,816,300	14,742,938	14,954,552	-	14,954,552	293	14,954,259	14,954,259	-	14,954,259
IVBRA1	18,457	207,250	201,366	-	201,366	2	201,364	201,364	-	201,364
OVIGS	24,053,965	58,484,874	61,578,151	-	61,578,151	405	61,577,746	61,577,746	-	61,577,746
OVMS	1,425,355	19,354,621	23,247,539	73	23,247,612	-	23,247,612	23,174,078	73,534	23,247,612
OVB	1,942,343	14,970,933	15,402,781	154	15,402,935	-	15,402,935	15,381,560	21,375	15,402,935
OVGS	3,131,149	124,328,323	133,230,374	308	133,230,682	-	133,230,682	133,050,649	180,033	133,230,682
OVGSS	3,015,358	120,939,374	126,494,265	-	126,494,265	119	126,494,146	126,384,297	109,849	126,494,146
OVIG	703,013	1,665,290	1,722,382	-	1,722,382	16	1,722,366	1,722,366	-	1,722,366
OVGI	398,691	11,449,204	11,737,476	-	11,737,476	101	11,737,375	11,737,375	-	11,737,375
OVGIS	6,504,784	181,749,954	188,963,987	-	188,963,987	174	188,963,813	188,895,345	68,468	188,963,813
OVSC	218,751	5,137,673	5,101,263	-	5,101,263	25	5,101,238	5,091,127	10,111	5,101,238
OVSCS	4,479,502	104,631,273	102,535,800	33	102,535,833	-	102,535,833	102,406,393	129,440	102,535,833
OVAG	144,484	11,400,971	12,110,684	-	12,110,684	90	12,110,594	12,110,104	490	12,110,594
OVSB	341,396	1,683,484	1,696,736	-	1,696,736	27	1,696,709	1,696,709	-	1,696,709
OVSBS	1,163,880	6,100,150	5,970,706	-	5,970,706	162	5,970,544	5,970,206	338	5,970,544
WRPMCV	319,317	1,695,254	1,782,780	-	1,782,780	12	1,782,768	1,782,768	-	1,782,768
WRPMAV	980,673	5,039,171	5,519,034	-	5,519,034	-	5,519,034	5,519,034	-	5,519,034
WRPMMV	857,544	4,557,452	5,004,369	-	5,004,369	13	5,004,356	5,004,356	-	5,004,356
WRASP	15,979,857	159,715,214	151,810,238	177	151,810,415	-	151,810,415	151,627,922	182,493	151,810,415
WRENG	2,466	10,855	9,864	-	9,864	3	9,861	9,861	-	9,861
WRHIP	21,066,120	75,638,850	73,074,156	-	73,074,156	545	73,073,611	72,891,772	181,839	73,073,611
WRMCG	10,151,970	115,786,006	128,785,856	-	128,785,856	32	128,785,824	128,785,824	-	128,785,824
WRPAP	1,999	10,048	10,003	-	10,003	7	9,996	9,996	-	9,996
WRPCP	215,351	1,064,471	1,109,898	-	1,109,898	7	1,109,891	1,109,891	-	1,109,891
WRPMP	4,215,069	22,132,635	21,895,597	-	21,895,597	19	21,895,578	21,895,578	-	21,895,578
WRPMAP	8,014,843	43,312,750	42,643,771	-	42,643,771	12	42,643,759	42,643,759	-	42,643,759
WRPMCP	987,555	5,258,760	5,153,556	-	5,153,556	13	5,153,543	5,153,543	-	5,153,543
JPICB2	118,384	1,315,144	1,312,883	5	1,312,888	-	1,312,888	1,312,888	-	1,312,888
JPMMV1	953,583	10,283,700	11,261,815	-	11,261,815	56	11,261,759	11,261,759	-	11,261,759
JABS	235,010	7,776,681	9,799,906	-	9,799,906	103	9,799,803	9,799,803	-	9,799,803

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAMGS	25,686	1,818,835	2,053,076	-	2,053,076	34	2,053,042	2,053,042	-	2,053,042
JAFBS	5,171,281	66,071,373	67,174,943	-	67,174,943	315	67,174,628	67,151,605	23,023	67,174,628
JACAS	3,338,994	115,090,413	138,668,409	-	138,668,409	186	138,668,223	138,633,314	34,909	138,668,223
JAGTS	11,660,868	136,050,554	175,262,840	-	175,262,840	383	175,262,457	175,244,593	17,864	175,262,457
JAIGS	1,152,196	34,313,737	36,755,059	-	36,755,059	622	36,754,437	36,738,733	15,704	36,754,437
LZREMS	2,057,545	41,896,394	45,265,998	-	45,265,998	50	45,265,948	45,259,957	5,991	45,265,948
LOVTRC	3,038,951	50,513,443	51,206,316	-	51,206,316	243	51,206,073	51,206,073	-	51,206,073
LOVSDC	18,166	259,946	259,225	5	259,230	-	259,230	259,230	-	259,230
MNCPS2	6,344	85,740	85,447	-	85,447	6	85,441	85,441	-	85,441
M2IGSS	306,409	5,349,323	6,823,732	-	6,823,732	84	6,823,648	6,823,648	-	6,823,648
MNDSC	3,723,101	66,523,820	67,090,272	-	67,090,272	560	67,089,712	67,089,712	-	67,089,712
MVUSC	6,319	186,186	218,385	-	218,385	16	218,369	218,369	-	218,369
MVFSC	18,717,799	312,512,973	384,089,228	-	384,089,228	80	384,089,148	383,956,790	132,358	384,089,148
MVIGSC	160,267	2,118,108	2,261,371	-	2,261,371	9	2,261,362	2,261,362	-	2,261,362
MVIVSC	10,231,564	235,080,266	301,524,187	-	301,524,187	186	301,524,001	301,384,233	139,768	301,524,001
MGRFV	576	6,674	6,571	1	6,572	-	6,572	6,572	-	6,572
MSGI2	1,638,483	12,586,554	13,206,173	-	13,206,173	189	13,205,984	13,205,984	-	13,205,984
MSVFI	242,000	2,708,351	2,737,025	-	2,737,025	5	2,737,020	2,706,989	30,031	2,737,020
MSVF2	935,949	10,005,851	10,548,140	-	10,548,140	123	10,548,017	10,538,872	9,145	10,548,017
MSEM	170,478	1,332,932	1,309,274	-	1,309,274	153	1,309,121	1,309,121	-	1,309,121
MSEMB	75,621	594,467	575,478	-	575,478	37	575,441	575,441	-	575,441
VKVGR2	31,639	332,629	341,697	-	341,697	15	341,682	341,682	-	341,682
MSVRE	872	15,408	19,119	85	19,204	-	19,204	-	19,204	19,204
MSVREB	80	1,316	1,745	1	1,746	-	1,746	-	1,746	1,746
NVFIII	236,074	2,550,919	2,523,626	-	2,523,626	8	2,523,618	2,523,618	-	2,523,618
GBF	15,782,577	172,216,881	171,556,615	225	171,556,840	-	171,556,840	171,404,321	152,519	171,556,840
MSBF	24,199,475	221,403,715	221,183,204	-	221,183,204	40	221,183,164	221,164,763	18,401	221,183,164
HIBF	8,995,516	59,274,729	58,560,812	498	58,561,310	-	58,561,310	58,538,108	23,202	58,561,310
GVABD2	284,682,958	3,255,523,535	3,362,105,734	-	3,362,105,734	574	3,362,105,160	3,361,868,173	236,987	3,362,105,160
NVLCP2	5,845,068	66,333,018	67,276,735	-	67,276,735	518	67,276,217	67,267,324	8,893	67,276,217
NVCBD1	331,677	3,630,624	3,651,763	-	3,651,763	25	3,651,738	3,651,738	-	3,651,738
NVCBD2	9,052,823	97,845,231	99,309,466	35	99,309,501	-	99,309,501	99,051,022	258,479	99,309,501
NVSTB2	14,410,069	148,343,378	147,991,412	-	147,991,412	116	147,991,296	147,972,960	18,336	147,991,296
NVBX	82,902	885,231	883,734	-	883,734	5	883,729	883,729	-	883,729
SAM	504,189,523	504,189,523	504,189,523	170	504,189,693	-	504,189,693	503,101,231	1,088,462	504,189,693
NVGEII	187,823	2,083,898	2,218,194	20	2,218,214	-	2,218,214	2,218,214	-	2,218,214
NJMMA2	103,190	1,015,389	1,021,579	10	1,021,589	-	1,021,589	1,021,589	-	1,021,589
NJNDE2	62,003	659,782	683,893	4	683,897	-	683,897	683,897	-	683,897
NVMGA2	28,799,676	288,425,368	311,900,494	-	311,900,494	239	311,900,255	311,900,255	-	311,900,255
NAMGI2	43,731,835	461,096,880	519,096,880	-	519,096,880	355	519,096,525	519,086,570	9,955	519,096,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMLG1	740,683	9,227,700	9,184,475	481	9,184,956	-	9,184,956	9,152,537	32,419	9,184,956
NVMLG2	9,816,778	121,565,366	120,157,357	20	120,157,377	-	120,157,377	120,096,282	61,095	120,157,377
NVMLV1	393,719	3,716,431	3,074,942	-	3,074,942	49	3,074,893	3,074,893	-	3,074,893
NVMLV2	10,754,679	100,743,574	83,133,672	-	83,133,672	209	83,133,463	83,133,463	-	83,133,463
NVMMG1	18,047,007	192,992,429	178,845,843	288	178,846,131	-	178,846,131	178,638,041	208,090	178,846,131
NVMMG2	13,927,323	139,725,611	128,549,193	-	128,549,193	44	128,549,149	128,521,809	27,340	128,549,149
NVMIG1	1,974,423	22,415,508	22,232,008	-	22,232,008	123	22,231,885	22,197,089	34,796	22,231,885
NVMIG6	8,801,436	90,287,947	98,576,088	-	98,576,088	132	98,575,956	98,572,728	3,228	98,575,956
NVRE1	5,726,352	40,810,232	44,837,335	-	44,837,335	47	44,837,288	44,800,326	36,962	44,837,288
NVRE2	12,617,127	88,706,856	97,656,566	-	97,656,566	138	97,656,428	97,626,272	30,156	97,656,428
NVMMV1	81,273	805,574	648,558	-	648,558	3	648,555	648,555	-	648,555
NVMMV2	28,805,820	288,062,016	231,598,791	-	231,598,791	4	231,598,787	231,565,828	32,959	231,598,787
NVNMO1	6,448,945	62,785,647	75,968,577	36	75,968,613	-	75,968,613	75,809,329	159,284	75,968,613
NVNMO2	3,716,794	40,504,255	43,114,812	-	43,114,812	429	43,114,383	43,109,027	5,356	43,114,383
NVNSR1	157,392	2,107,894	2,102,757	-	2,102,757	49	2,102,708	2,102,708	-	2,102,708
NVNSR2	7,880,036	104,340,667	105,198,484	-	105,198,484	1	105,198,483	105,164,967	33,516	105,198,483
NVAMV1	2,505,323	40,163,638	38,506,814	145	38,506,959	-	38,506,959	38,480,817	26,142	38,506,959
NVAMV2	11,189,978	178,761,955	170,311,460	-	170,311,460	15	170,311,445	170,119,274	192,171	170,311,445
NVOLG1	22,493,928	397,988,355	399,492,162	1,269	399,493,431	-	399,493,431	398,939,922	553,509	399,493,431
NVOLG2	17,365,499	303,203,372	305,459,124	316	305,459,440	-	305,459,440	305,253,784	205,656	305,459,440
NVTIV3	18,312,466	209,443,523	189,900,275	-	189,900,275	71	189,900,204	189,880,932	19,272	189,900,204
DTRTFB	870,429	8,685,724	8,739,106	-	8,739,106	59	8,739,047	8,739,047	-	8,739,047
TRF	5,674,826	60,498,124	131,485,720	1,028	131,486,748	-	131,486,748	130,888,989	597,759	131,486,748
TRF2	4,879,188	66,010,071	112,611,648	-	112,611,648	51	112,611,597	112,585,840	25,757	112,611,597
EIF	220,431	4,201,793	4,386,573	-	4,386,573	5	4,386,568	4,386,568	-	4,386,568
EIF2	16,586,491	268,521,915	327,417,337	-	327,417,337	60	327,417,277	327,350,159	67,118	327,417,277
SCGF	411,058	6,964,600	6,568,700	-	6,568,700	73	6,568,627	6,568,627	-	6,568,627
SCGF2	2,857,722	45,186,152	40,922,579	-	40,922,579	582	40,921,997	40,915,829	6,168	40,921,997
SCF	3,565,394	67,458,229	60,683,003	220	60,683,223	-	60,683,223	60,484,876	198,347	60,683,223
SCF2	2,639,117	48,899,459	41,328,577	-	41,328,577	453	41,328,124	41,289,671	38,453	41,328,124
GEM	654,851	7,761,861	8,807,749	-	8,807,749	4	8,807,745	8,798,661	9,084	8,807,745
GEM2	4,137,748	48,318,712	54,949,290	-	54,949,290	550	54,948,740	54,828,054	120,686	54,948,740
GIG	1,313,043	13,979,299	14,285,903	359	14,286,262	-	14,286,262	14,250,205	36,057	14,286,262
NVIE6	4,055,745	42,123,490	43,720,926	-	43,720,926	89	43,720,837	43,690,147	30,690	43,720,837
SCVF	2,847,130	32,784,210	23,887,421	307	23,887,728	-	23,887,728	23,770,709	117,019	23,887,728
SCVF2	4,430,407	49,811,484	35,487,560	-	35,487,560	454	35,487,106	35,485,822	1,284	35,487,106
GVAGG2	11,256,796	325,227,377	374,175,887	-	374,175,887	168	374,175,719	374,098,028	77,691	374,175,719
GVAGR2	7,348,293	570,337,262	643,490,055	174	643,490,229	-	643,490,229	643,170,424	319,805	643,490,229
GVAGI2	64,999,532	3,253,156,903	3,652,973,725	-	3,652,973,725	467	3,652,973,258	3,652,605,180	368,078	3,652,973,258
GVDIVI	294,325	2,925,923	2,319,282	-	2,319,282	51	2,319,231	2,309,936	9,295	2,319,231

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVDIV2	6,774,424	63,560,848	52,975,999	-	52,975,999	563	52,975,436	52,967,430	8,006	52,975,436
NVSIX2	14,020,678	146,839,350	113,146,874	-	113,146,874	500	113,146,374	113,046,259	100,115	113,146,374
GVIX2	270,509	2,706,380	2,759,191	-	2,759,191	22	2,759,169	2,759,169	-	2,759,169
GVIX8	10,193,574	97,168,239	103,464,779	-	103,464,779	504	103,464,275	103,403,145	61,130	103,464,275
MCIF	12,470,768	290,246,581	269,119,165	82	269,119,247	-	269,119,247	269,028,856	90,391	269,119,247
GVEX2	44,049,627	701,794,323	859,848,728	1	859,848,729	-	859,848,729	859,690,531	158,198	859,848,729
GVIDA	12,852,049	151,132,791	159,365,408	129	159,365,537	-	159,365,537	159,314,343	51,194	159,365,537
NAMAA2	195,165,874	2,056,435,757	2,302,957,309	-	2,302,957,309	553	2,302,956,756	2,302,956,756	-	2,302,956,756
GVDMA	54,389,202	608,613,253	680,408,912	50,085	680,458,997	-	680,458,997	680,301,892	157,105	680,458,997
GVIDM	180,213,010	1,992,283,739	2,090,470,919	-	2,090,470,919	957	2,090,469,962	2,089,633,792	836,170	2,090,469,962
GVDMC	66,811,348	721,516,209	713,545,198	290	713,545,488	-	713,545,488	713,356,346	189,142	713,545,488
GVIDC	58,307,589	592,376,841	581,909,733	-	581,909,733	35	581,909,698	581,852,781	56,917	581,909,698
GVAAA2	258,752,963	5,254,326,468	6,766,389,994	157	6,766,390,151	-	6,766,390,151	6,765,651,488	738,663	6,766,390,151
NVCRA2	7,414,074	73,904,535	72,138,944	-	72,138,944	244	72,138,700	72,133,662	5,038	72,138,700
NVCMA2	35,456,568	346,500,113	310,244,966	-	310,244,966	131	310,244,835	310,244,835	-	310,244,835
NVCCA2	240,228,982	2,496,686,879	2,397,485,240	-	2,397,485,240	6,130	2,397,479,110	2,397,275,270	203,840	2,397,479,110
NVCMD2	232,919,247	2,470,730,308	2,366,459,553	-	2,366,459,553	189	2,366,459,364	2,366,315,044	144,320	2,366,459,364
NVCRB2	196,303,723	2,130,769,299	2,043,521,759	-	2,043,521,759	282	2,043,521,477	2,043,288,342	233,135	2,043,521,477
NVCMC2	70,000,783	750,250,874	719,608,052	108	719,608,160	-	719,608,160	719,567,509	40,651	719,608,160
NVCCN2	60,621,130	632,266,102	617,123,108	-	617,123,108	16	617,123,092	617,094,844	28,248	617,123,092
NVDBL2	99,836,333	1,459,164,818	1,523,502,438	-	1,523,502,438	146	1,523,502,292	1,523,490,816	11,476	1,523,502,292
NVDCA2	80,082,546	1,266,517,581	1,397,440,435	-	1,397,440,435	502	1,397,439,933	1,397,418,551	21,382	1,397,439,933
NVLM2	1,369,577	16,790,312	17,489,495	-	17,489,495	111	17,489,384	17,489,384	-	17,489,384
NVLCA2	1,725,216	22,299,096	22,669,337	37,035	22,706,372	-	22,706,372	22,706,372	-	22,706,372
NCPG2	121,887,784	1,290,008,528	1,290,791,631	-	1,290,791,631	412	1,290,791,219	1,290,791,219	-	1,290,791,219
NCPGI2	55,104,487	580,492,581	580,250,245	-	580,250,245	313	580,249,932	580,249,932	-	580,249,932
IDPG2	96,444,305	1,040,465,762	1,108,145,070	-	1,108,145,070	285	1,108,144,785	1,108,144,785	-	1,108,144,785
IDPGI2	42,879,007	458,026,136	473,813,024	-	473,813,024	43	473,812,981	473,812,981	-	473,812,981
AMTB	5,943,772	63,115,241	62,825,666	-	62,825,666	3	62,825,663	62,808,951	16,712	62,825,663
AMINS	8,434	113,103	116,475	-	116,475	5	116,470	116,470	-	116,470
AMCG	488	13,674	14,532	239	14,771	-	14,771	-	14,771	14,771
AMMCGS	116,362	2,838,404	3,158,058	-	3,158,058	73	3,157,985	3,157,985	-	3,157,985
AMSRS	591,476	12,468,225	15,904,782	-	15,904,782	437	15,904,345	15,844,032	60,313	15,904,345
NOTB4	882,151	10,087,777	10,056,517	-	10,056,517	97	10,056,420	10,056,420	-	10,056,420
NOTG4	442,361	5,136,059	5,078,301	-	5,078,301	59	5,078,242	5,078,242	-	5,078,242
NOTMG4	628,624	7,453,567	7,455,479	-	7,455,479	98	7,455,381	7,455,381	-	7,455,381
PMVSTA	6,700,821	69,347,508	69,152,471	-	69,152,471	3,665	69,148,806	69,148,806	-	69,148,806
PMVIV	23,647	253,837	257,044	-	257,044	27	257,017	257,017	-	257,017
PMVRA	21,012	257,757	265,596	-	265,596	19	265,577	265,577	-	265,577
PMVFHA	59,951	654,719	678,642	-	678,642	49	678,593	678,593	-	678,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMUBA	5,494	57,476	57,083	11	57,094	-	57,094	57,094	-	57,094
PMVAAD	3,888,145	41,651,307	42,458,540	-	42,458,540	384	42,458,156	42,412,486	45,670	42,458,156
PMVFAD	1,551,968	16,230,830	15,597,281	-	15,597,281	1,271	15,596,010	15,596,010	-	15,596,010
PMVLAD	37,484,350	390,792,585	382,340,369	-	382,340,369	25,757	382,314,612	382,289,769	24,843	382,314,612
PMVTRD	32,987,372	362,044,436	363,520,845	-	363,520,845	28,617	363,492,228	363,477,084	15,144	363,492,228
PMVRSD	18,982	128,489	123,193	-	123,193	9	123,184	123,184	-	123,184
PMVEBD	984,405	12,669,768	12,984,307	-	12,984,307	1,758	12,982,549	12,978,458	4,091	12,982,549
PMVHYD	32,331	247,037	257,028	-	257,028	38	256,990	256,990	-	256,990
PVEIB	107,741	2,686,099	2,896,068	-	2,896,068	115	2,895,953	2,895,953	-	2,895,953
PVGOB	335,307	3,435,247	3,782,261	-	3,782,261	64	3,782,197	3,782,197	-	3,782,197
PVTIGB	1,207,381	17,489,137	18,098,637	-	18,098,637	138	18,098,499	18,098,499	-	18,098,499
HVSIT	1,469,450	18,866,404	17,486,450	-	17,486,450	345	17,486,105	17,482,244	3,861	17,486,105
ROCSC	33,076	281,076	270,890	-	270,890	8	270,882	270,882	-	270,882
TRHS2	5,938,696	235,662,353	281,969,279	-	281,969,279	181	281,969,098	281,656,169	312,929	281,969,098
VVGGS	29,674	219,316	256,090	-	256,090	7	256,083	256,083	-	256,083
VWHAS	1,420,088	28,784,990	25,930,800	-	25,930,800	298	25,930,502	25,916,249	14,253	25,930,502
VWBF	706,131	6,640,736	6,150,399	628	6,151,027	-	6,151,027	6,133,783	17,244	6,151,027
VWEM	1,024,380	13,356,748	15,509,113	533	15,509,646	-	15,509,646	15,492,202	17,444	15,509,646
VWHA	552,623	16,475,636	10,521,939	37	10,521,976	-	10,521,976	10,480,871	41,105	10,521,976
VYDS	13,185	150,332	162,443	-	162,443	18	162,425	162,425	-	162,425
VRVDRA	109,512	2,219,342	2,030,344	-	2,030,344	343,320	1,687,024	1,687,024	-	1,687,024
SVDF	1,508	38,827	49,546	188	49,734	-	49,734	-	49,734	49,734
SVOF	10,086	235,963	269,101	210	269,311	-	269,311	-	269,311	269,311
WFVSCG	9,747,168	99,343,097	96,594,435	27	96,594,462	-	96,594,462	96,591,484	2,978	96,594,462
WFVOG2	453	11,176	13,826	13	13,839	-	13,839	13,839	-	13,839
Total (unaudited)			$55,503,922,499	$976,112	$55,504,898,611	$441,793	$55,504,456,818	$55,490,273,506	$14,183,312	$55,504,456,818

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
Reinvested dividends	$1,068,164,501	8,994	44,379	8,987	1,063	257,491	4,495	313,815
Mortality and expense risk charges (note 2)	(780,495,171)	(1,433)	(64,576)	(12,060)	(311)	(261,917)	(3,107)	(1,582,606)
Net investment income (loss)	287,669,330	7,561	(20,197)	(3,073)	752	(4,426)	1,388	(1,268,791)
Realized gain (loss) on investments	624,926,283	(19,942)	221,641	(28,167)	371	123,805	(41,753)	(3,789,502)
Change in unrealized gain (loss) on investments	4,295,026,187	23,801	165,616	144,229	5,982	1,626,256	81,145	10,377,766
Net gain (loss) on investments	4,919,952,470	3,859	387,257	116,062	6,353	1,750,061	39,392	6,588,264
Reinvested capital gains	3,282,821,928	46,660	466,489	-	59	16,293	83,869	10,839,184
Net increase (decrease) in contract owners’ equity resulting from operations	$8,490,443,728	58,080	833,549	112,989	7,164	1,761,928	124,649	16,158,657

Investment Activity:	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$-	-	366	46,548	408,656	-	279,374	63,077
Mortality and expense risk charges (note 2)	(3,506)	(360)	(85)	(7,447)	(351,420)	(423)	(180,369)	(47,361)
Net investment income (loss)	(3,506)	(360)	281	39,101	57,236	(423)	99,005	15,716
Realized gain (loss) on investments	27,121	60	16	(1,890)	1,032,579	439	747,998	104,491
Change in unrealized gain (loss) on investments	28,498	19,067	3,451	107,557	2,726,758	3,467	672,896	254,317
Net gain (loss) on investments	55,619	19,127	3,467	105,667	3,759,337	3,906	1,420,894	358,808
Reinvested capital gains	36,993	734	-	-	596,471	5,142	1,183,287	296,045
Net increase (decrease) in contract owners’ equity resulting from operations	$89,106	19,501	3,748	144,768	4,413,044	8,625	2,703,186	670,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
Reinvested dividends	$4,688,706	57	214,737	2,957,406	3,651	9,486	6,287	14
Mortality and expense risk charges (note 2)	(3,072,912)	(93)	(127,738)	(2,440,967)	(738)	(2,310)	(2,751)	(1,841)
Net investment income (loss)	1,615,794	(36)	86,999	516,439	2,913	7,176	3,536	(1,827)
Realized gain (loss) on investments	(7,344,659)	(45)	125,277	1,868,400	19	(8,346)	(1,229)	233
Change in unrealized gain (loss) on investments	20,172,194	1,228	1,219,366	17,862,198	17,979	37,753	74,566	63,210
Net gain (loss) on investments	12,827,535	1,183	1,344,643	19,730,598	17,998	29,407	73,337	63,443
Reinvested capital gains	-	342	1,106,312	16,631,278	-	36,940	13,775	10,790
Net increase (decrease) in contract owners’ equity resulting from operations	$14,443,329	1,489	2,537,954	36,878,315	20,911	73,523	90,648	72,406

Investment Activity:	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
Reinvested dividends	$99,330	31,135	16,997,833	13,700	4,119,888	2,188,675	8,615,212	4,056,427
Mortality and expense risk charges (note 2)	(131,871)	(6,341)	(11,213,680)	(8,214)	(3,338,311)	(634,772)	(4,621,333)	(5,353,850)
Net investment income (loss)	(32,541)	24,794	5,784,153	5,486	781,577	1,553,903	3,993,879	(1,297,423)
Realized gain (loss) on investments	278,682	4,086	7,554,193	5,294	3,668,505	(112,894)	339,629	(2,037,524)
Change in unrealized gain (loss) on investments	1,287,502	20,068	64,583,504	15,891	31,158,239	2,986,344	18,085,961	38,288,560
Net gain (loss) on investments	1,566,184	24,154	72,137,697	21,185	34,826,744	2,873,450	18,425,590	36,251,036
Reinvested capital gains	1,052,808	-	31,194,882	-	15,581,116	-	1,220,830	12,719,919
Net increase (decrease) in contract owners’ equity resulting from operations	$2,586,451	48,948	109,116,732	26,671	51,189,437	4,427,353	23,640,299	47,673,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
Reinvested dividends	$125,485	626,174	3,662,957	1,910,960	532,692	297,095	826,408	-
Mortality and expense risk charges (note 2)	(502,511)	(1,004,272)	(2,866,100)	(1,921,769)	(479,832)	(338,708)	(1,361,023)	(11,400)
Net investment income (loss)	(377,026)	(378,098)	796,857	(10,809)	52,860	(41,613)	(534,615)	(11,400)
Realized gain (loss) on investments	(527,313)	1,870,302	10,795,996	10,093,791	1,377,602	(89,538)	(2,399,278)	(20,724)
Change in unrealized gain (loss) on investments	3,796,899	5,270,214	32,140,364	16,166,722	7,455,471	4,699,214	18,278,513	23,735
Net gain (loss) on investments	3,269,586	7,140,516	42,936,360	26,260,513	8,833,073	4,609,676	15,879,235	3,011
Reinvested capital gains	2,275,580	5,975,171	11,036,439	6,860,537	1,178,797	2,863,406	10,390,499	162,387
Net increase (decrease) in contract owners’ equity resulting from operations	$5,168,140	12,737,589	54,769,656	33,110,241	10,064,730	7,431,469	25,735,119	153,998

Investment Activity:	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
Reinvested dividends	$140,355	102,593	343,391	35,345	457,354	3,168,342	10,632	146,303
Mortality and expense risk charges (note 2)	(173,830)	(50,787)	(85,348)	(10,857)	(903,569)	(1,160,992)	(7,804)	(64,969)
Net investment income (loss)	(33,475)	51,806	258,043	24,488	(446,215)	2,007,350	2,828	81,334
Realized gain (loss) on investments	710,612	-	(32,063)	20,077	779,641	58,158	57	(22,885)
Change in unrealized gain (loss) on investments	981,180	-	462,870	231,936	7,604,064	1,839,155	87,285	317,598
Net gain (loss) on investments	1,691,792	-	430,807	252,013	8,383,705	1,897,313	87,342	294,713
Reinvested capital gains	1,462,853	-	-	166,089	4,715,968	-	-	190
Net increase (decrease) in contract owners’ equity resulting from operations	$3,121,170	51,806	688,850	442,590	12,653,458	3,904,663	90,170	376,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
Reinvested dividends	$436,930	99,734	14,373	5,227,561	70,994	1,900,833	1,500,025	8,860,857
Mortality and expense risk charges (note 2)	(236,842)	(101,642)	(40,128)	(3,535,069)	(70,927)	(506,081)	(1,157,174)	(7,302,712)
Net investment income (loss)	200,088	(1,908)	(25,755)	1,692,492	67	1,394,752	342,851	1,558,145
Realized gain (loss) on investments	(46,863)	318,771	6,264	(287,123)	289,174	(393,199)	181,209	1,195,420
Change in unrealized gain (loss) on investments	1,022,190	751,782	712,851	41,589,850	621,534	3,765,049	9,212,432	77,730,304
Net gain (loss) on investments	975,327	1,070,553	719,115	41,302,727	910,708	3,371,850	9,393,641	78,925,724
Reinvested capital gains	625	-	-	17,158,685	488,669	-	3,731,035	21,546,765
Net increase (decrease) in contract owners’ equity resulting from operations	$1,176,040	1,068,645	693,360	60,153,904	1,399,444	4,766,602	13,467,527	102,030,634

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$1,135,434	5,202,266	97,790	4,757,951	160,890	7,052,797	242,184	1,165,962
Mortality and expense risk charges (note 2)	(1,020,293)	(4,466,838)	(65,067)	(3,618,502)	(115,162)	(5,861,237)	(161,785)	(1,070,194)
Net investment income (loss)	115,141	735,428	32,723	1,139,449	45,728	1,191,560	80,399	95,768
Realized gain (loss) on investments	(5,619,277)	4,361,002	20,246	3,214,681	102,549	10,103,519	363,304	642,056
Change in unrealized gain (loss) on investments	10,378,292	40,048,524	400,445	17,556,636	850,711	33,431,865	1,629,073	9,986,751
Net gain (loss) on investments	4,759,015	44,409,526	420,691	20,771,317	953,260	43,535,384	1,992,377	10,628,807
Reinvested capital gains	42,282	19,123,335	201,406	10,164,867	492,601	22,189,642	424,168	2,342,284
Net increase (decrease) in contract owners’ equity resulting from operations	$4,916,438	64,268,289	654,820	32,075,633	1,491,589	66,916,586	2,496,944	13,066,859

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
Reinvested dividends	$14,079,066	1,011,108	216,435	360,936	19,808,063	128,367	1,556,636	843,366
Mortality and expense risk charges (note 2)	(5,806,936)	(5,179,682)	(6,140,777)	(175,523)	(10,415,064)	(217,084)	(3,605,386)	(657,385)
Net investment income (loss)	8,272,130	(4,168,574)	(5,924,342)	185,413	9,392,999	(88,717)	(2,048,750)	185,981
Realized gain (loss) on investments	1,230,094	31,640,192	6,112,922	16,513	(1,833,859)	16,259	132,747	264,456
Change in unrealized gain (loss) on investments	58,950,274	56,539,514	81,987,671	795,511	46,333,027	1,429,815	19,921,547	9,153,417
Net gain (loss) on investments	60,180,368	88,179,706	88,100,593	812,024	44,499,168	1,446,074	20,054,294	9,417,873
Reinvested capital gains	31,114,208	24,159,048	24,651,354	-	-	1,844,366	27,098,459	1,802,471
Net increase (decrease) in contract owners’ equity resulting from operations	$99,566,706	108,170,180	106,827,605	997,437	53,892,167	3,201,723	45,104,003	11,406,325

Investment Activity:	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
Reinvested dividends	$1,394,268	58,836	135,185	12,560,330	422,707	814,214	20,755	92,851
Mortality and expense risk charges (note 2)	(1,447,615)	(50,382)	(124,855)	(3,762,756)	(496,377)	(1,145,297)	(5,688)	(133,267)
Net investment income (loss)	(53,347)	8,454	10,330	8,797,574	(73,670)	(331,083)	15,067	(40,416)
Realized gain (loss) on investments	527,688	141,326	613,503	418,114	1,876,192	(6,881,550)	(35,391)	131,287
Change in unrealized gain (loss) on investments	17,367,722	535,939	616,391	17,919,804	1,028,864	11,151,631	160,573	1,958,989
Net gain (loss) on investments	17,895,410	677,265	1,229,894	18,337,918	2,905,056	4,270,081	125,182	2,090,276
Reinvested capital gains	3,542,648	370,679	119,367	3,796,198	5,242,003	12,970,972	130,381	-
Net increase (decrease) in contract owners’ equity resulting from operations	$21,384,711	1,056,398	1,359,591	30,931,690	8,073,389	16,909,970	270,630	2,049,860

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
Reinvested dividends	$483,346	7,397,758	3,020,123	75,692	43,693	1,112	149,645	33
Mortality and expense risk charges (note 2)	(417,483)	(1,646,838)	(1,424,037)	(6,567)	(15,065)	(2,896)	(169,181)	(22)
Net investment income (loss)	65,863	5,750,920	1,596,086	69,125	28,628	(1,784)	(19,536)	11
Realized gain (loss) on investments	(1,312,523)	(1,876,271)	(1,099,522)	(743)	99	(81,869)	114,046	(43)
Change in unrealized gain (loss) on investments	3,849,551	(3,306,061)	7,814,328	28,316	18,113	225,568	498,807	342
Net gain (loss) on investments	2,537,028	(5,182,332)	6,714,806	27,573	18,212	143,699	612,853	299
Reinvested capital gains	288,506	-	5,567,784	-	-	11,266	437,634	-
Net increase (decrease) in contract owners’ equity resulting from operations	$2,891,397	568,588	13,878,676	96,698	46,840	153,181	1,030,951	310

Investment Activity:	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
Reinvested dividends	$336,925	-	30,781	-	-	389,681	528,058	539,630
Mortality and expense risk charges (note 2)	(237,050)	(67,260)	(240,925)	(222,393)	(918)	(864,546)	(314,449)	(214,864)
Net investment income (loss)	99,875	(67,260)	(210,144)	(222,393)	(918)	(474,865)	213,609	324,766
Realized gain (loss) on investments	86,467	163,904	(527,815)	(15,024)	(6,584)	323,135	(88,918)	145,032
Change in unrealized gain (loss) on investments	284,904	563,225	2,095,074	2,204,699	34,988	10,222,603	2,977,265	780,631
Net gain (loss) on investments	371,371	727,129	1,567,259	2,189,675	28,404	10,545,738	2,888,347	925,663
Reinvested capital gains	-	683,909	1,579,235	2,168,599	-	2,694,175	374,032	-
Net increase (decrease) in contract owners’ equity resulting from operations	$471,246	1,343,778	2,936,350	4,135,881	27,486	12,765,048	3,475,988	1,250,429

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,169,974	816,512	15,946	121,040	1,508,748	11,505	-	-
Mortality and expense risk charges (note 2)	(1,712,347)	(1,880,235)	(6,883)	(143,405)	(2,831,242)	(72,834)	(1,517,736)	(145,240)
Net investment income (loss)	(542,373)	(1,063,723)	9,063	(22,365)	(1,322,494)	(61,329)	(1,517,736)	(145,240)
Realized gain (loss) on investments	9,260,073	(635,655)	3,933	25,910	13,057,985	(244,991)	(1,306,249)	245,559
Change in unrealized gain (loss) on investments	5,981,307	13,483,731	282,821	1,103,086	5,536,661	954,808	14,523,402	1,844,169
Net gain (loss) on investments	15,241,380	12,848,076	286,754	1,128,996	18,594,646	709,817	13,217,153	2,089,728
Reinvested capital gains	18,480,518	18,439,810	78,188	1,822,125	29,929,637	531,307	9,136,201	1,343,579
Net increase (decrease) in contract owners’ equity resulting from operations	$33,179,525	30,224,163	374,005	2,928,756	47,201,789	1,179,795	20,835,618	3,288,067

Investment Activity:	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
Reinvested dividends	$58,990	210,456	28,809	167,964	95,787	3,088,592	-	5,199,428
Mortality and expense risk charges (note 2)	(20,899)	(92,208)	(7,173)	(31,666)	(24,516)	(2,543,469)	(24)	(1,291,283)
Net investment income (loss)	38,091	118,248	21,636	136,298	71,271	545,123	(24)	3,908,145
Realized gain (loss) on investments	(7,696)	(121,219)	382	(43,052)	31,444	(9,101,876)	(489)	270,893
Change in unrealized gain (loss) on investments	107,139	544,338	130,238	620,476	456,762	29,568,535	237	2,905,154
Net gain (loss) on investments	99,443	423,119	130,620	577,424	488,206	20,466,659	(252)	3,176,047
Reinvested capital gains	-	-	76,704	507,353	240,599	5,896,850	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$137,534	541,367	228,960	1,221,075	800,076	26,908,632	(276)	7,084,192

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
Reinvested dividends	$-	621	26,864	611,081	1,231,899	117,022	-	183,757
Mortality and expense risk charges (note 2)	(1,784,952)	(88)	(5,275)	(94,602)	(180,363)	(20,165)	(1,339)	(149,358)
Net investment income (loss)	(1,784,952)	533	21,589	516,479	1,051,536	96,857	(1,339)	34,399
Realized gain (loss) on investments	4,210,081	(809)	6,255	(582,073)	(1,314,170)	(47,956)	2	118,786
Change in unrealized gain (loss) on investments	12,048,222	1,648	77,498	2,146,174	4,530,873	378,811	(2,261)	1,561,087
Net gain (loss) on investments	16,258,303	839	83,753	1,564,101	3,216,703	330,855	(2,259)	1,679,873
Reinvested capital gains	17,779,311	1,981	66,515	1,885,863	4,189,120	324,288	-	762,979
Net increase (decrease) in contract owners’ equity resulting from operations	$32,252,662	3,353	171,857	3,966,443	8,457,359	752,000	(3,598)	2,477,251

Investment Activity:	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$164,408	1,014	1,830,558	29,094	598,749	640,856	383,283	1,332,243
Mortality and expense risk charges (note 2)	(119,470)	(9,380)	(955,086)	(1,965,162)	(2,335,065)	(515,153)	(690,342)	(645,645)
Net investment income (loss)	44,938	(8,366)	875,472	(1,936,068)	(1,736,316)	125,703	(307,059)	686,598
Realized gain (loss) on investments	645,292	119,527	(189,654)	1,789,884	9,718,366	(1,752,298)	1,013,804	(145,115)
Change in unrealized gain (loss) on investments	926,686	359,970	3,935,450	28,255,755	33,319,039	9,455,308	5,913,644	2,429,740
Net gain (loss) on investments	1,571,978	479,497	3,745,796	30,045,639	43,037,405	7,703,010	6,927,448	2,284,625
Reinvested capital gains	277,055	130,202	-	11,323,419	9,940,454	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,893,971	601,333	4,621,268	39,432,990	51,241,543	7,828,713	6,620,389	2,971,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
Reinvested dividends	$2,178	730	21,831	-	7,539	6,869,596	6,603	4,171,006
Mortality and expense risk charges (note 2)	(313)	(334)	(95,488)	(807,203)	(1,076)	(5,632,433)	(8,910)	(4,389,130)
Net investment income (loss)	1,865	396	(73,657)	(807,203)	6,463	1,237,163	(2,307)	(218,124)
Realized gain (loss) on investments	3	(50)	178,383	1,536,946	(584)	22,306,709	(71,288)	11,947,954
Change in unrealized gain (loss) on investments	236	3,665	1,364,961	5,024,982	35,777	48,996,359	143,263	39,939,427
Net gain (loss) on investments	239	3,615	1,543,344	6,561,928	35,193	71,303,068	71,975	51,887,381
Reinvested capital gains	-	7,170	504,007	10,070,543	597	16,506,174	73,166	8,743,532
Net increase (decrease) in contract owners' equity resulting from operations	$2,104	11,181	1,973,694	15,825,268	42,253	89,046,405	142,834	60,412,789

Investment Activity:	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$66	319,943	117,892	386,139	71,555	29,904	9,816	351
Mortality and expense risk charges (note 2)	(16)	(199,759)	(37,436)	(149,436)	(18,045)	(5,376)	(3,997)	(273)
Net investment income (loss)	50	120,184	80,456	236,703	53,510	24,528	5,819	78
Realized gain (loss) on investments	16	33,076	145,967	101,484	16,430	(5,503)	1,397	1,073
Change in unrealized gain (loss) on investments	(104)	2,064,805	37,185	505,217	90,421	50,369	32,086	1,093
Net gain (loss) on investments	(88)	2,097,881	183,152	606,701	106,851	44,866	33,483	2,166
Reinvested capital gains	293	569,931	-	-	-	-	18,368	698
Net increase (decrease) in contract owners' equity resulting from operations	$255	2,787,996	263,608	843,404	160,361	69,394	57,670	2,942

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
Reinvested dividends	$33	24,621	4,053,106	10,707,476	3,228,199	61,082,488	1,934,122	106,521
Mortality and expense risk charges (note 2)	(27)	(10,329)	(2,701,013)	(3,409,373)	(933,849)	(46,178,151)	(994,294)	(43,868)
Net investment income (loss)	6	14,292	1,352,093	7,298,103	2,294,350	14,904,337	939,828	62,653
Realized gain (loss) on investments	154	7,491	(1,752,774)	(1,681,671)	756,609	16,390,010	(170,679)	34,669
Change in unrealized gain (loss) on investments	82	(27,293)	8,743,038	10,826,728	4,154,130	185,482,176	4,336,645	127,782
Net gain (loss) on investments	236	(19,802)	6,990,264	9,145,057	4,910,739	201,872,186	4,165,966	162,451
Reinvested capital gains	76	13,352	-	-	-	10,825,818	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$318	7,842	8,342,357	16,443,160	7,205,089	227,602,341	5,105,794	225,104

Investment Activity:	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
Reinvested dividends	$2,714,807	3,278,435	20,496	9,098,984	9,879	1,414	1,069	1,523,842
Mortality and expense risk charges (note 2)	(1,454,401)	(2,246,248)	(1,821)	(7,630,483)	(7,754)	(1,464)	(867)	(3,862,929)
Net investment income (loss)	1,260,406	1,032,187	18,675	1,468,501	2,125	(50)	202	(2,339,087)
Realized gain (loss) on investments	(94,822)	(1,003,869)	77	-	3,526	13	33	572,631
Change in unrealized gain (loss) on investments	5,316,997	3,587,210	696	-	134,296	6,190	24,111	29,595,239
Net gain (loss) on investments	5,222,175	2,583,341	773	-	137,822	6,203	24,144	30,167,870
Reinvested capital gains	-	-	-	-	11,026	-	-	6,911,023
Net increase (decrease) in contract owners' equity resulting from operations	$6,482,581	3,615,528	19,448	1,468,501	150,973	6,153	24,346	34,739,806

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
Reinvested dividends	$7,097,118	353,316	4,377,327	671,566	17,180,625	-	-	258,735
Mortality and expense risk charges (note 2)	(5,866,272)	(120,091)	(1,780,379)	(44,103)	(1,160,833)	(2,308,574)	(1,779,292)	(278,347)
Net investment income (loss)	1,230,846	233,225	2,596,948	627,463	16,019,792	(2,308,574)	(1,779,292)	(19,612)
Realized gain (loss) on investments	909,398	(18,929)	(21,367)	(104,926)	(1,428,375)	6,629,580	(5,070,783)	(388,170)
Change in unrealized gain (loss) on investments	58,109,471	848,581	11,102,949	(84,902)	(4,645,527)	2,119,857	10,786,045	4,700,681
Net gain (loss) on investments	59,018,869	829,652	11,081,582	(189,828)	(6,073,902)	8,749,437	5,715,262	4,312,511
Reinvested capital gains	18,700,573	1,203,772	14,974,105	246,664	5,625,297	44,016,105	29,545,635	1,343,193
Net increase (decrease) in contract owners' equity resulting from operations	$78,950,288	2,266,649	28,652,635	684,299	15,571,187	50,456,968	33,481,605	5,636,092

Investment Activity:	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$872,219	732,137	1,421,947	14,754	5,031,768	461,829	228,552	16,343
Mortality and expense risk charges (note 2)	(1,424,912)	(584,866)	(1,463,006)	(3,164)	(3,244,329)	(970,837)	(625,495)	(26,565)
Net investment income (loss)	(552,693)	147,271	(41,059)	11,590	1,787,439	(509,008)	(396,943)	(10,222)
Realized gain (loss) on investments	3,727,688	(1,076,756)	(1,423,079)	(27,080)	(6,544,540)	2,231,541	1,324,883	(81,247)
Change in unrealized gain (loss) on investments	16,388,068	11,769,139	23,025,386	38,668	9,982,958	9,171,508	5,204,244	339,592
Net gain (loss) on investments	20,115,756	10,692,383	21,602,307	11,588	3,438,418	11,403,049	6,529,127	258,345
Reinvested capital gains	5,912,227	-	-	114,157	40,213,968	5,862,075	3,343,833	200,511
Net increase (decrease) in contract owners' equity resulting from operations	$25,475,290	10,839,654	21,561,248	137,335	45,439,825	16,756,116	9,476,017	448,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
Reinvested dividends	$730,998	968,806	4,041,059	6,279,126	4,060,118	4,467,243	263,931	1,441,190
Mortality and expense risk charges (note 2)	(1,576,149)	(493,088)	(2,423,781)	(4,973,521)	(4,069,701)	(2,759,042)	(100,822)	(1,667,369)
Net investment income (loss)	(845,151)	475,718	1,617,278	1,305,605	(9,583)	1,708,201	163,109	(226,179)
Realized gain (loss) on investments	6,641,110	485,656	(1,850,167)	9,742,258	(4,385,492)	1,676,428	26,958	8,613,128
Change in unrealized gain (loss) on investments	5,270,364	3,284,602	18,104,147	4,696,528	16,051,245	(860,109)	103,335	16,498,962
Net gain (loss) on investments	11,911,474	3,770,258	16,253,980	14,438,786	11,665,753	816,319	130,293	25,112,090
Reinvested capital gains	11,257,304	4,051,728	17,876,349	96,430,002	68,289,238	16,421,785	-	5,358,500
Net increase (decrease) in contract owners' equity resulting from operations	$22,323,627	8,297,704	35,747,607	112,174,393	79,945,408	18,946,305	293,402	30,244,411

Investment Activity:	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
Reinvested dividends	$988,440	73,051	4,910,846	-	-	42,285	-	194,192
Mortality and expense risk charges (note 2)	(1,615,652)	(17,515)	(4,107,201)	(80,482)	(580,760)	(792,593)	(601,305)	(103,184)
Net investment income (loss)	(627,212)	55,536	803,645	(80,482)	(580,760)	(750,308)	(601,305)	91,008
Realized gain (loss) on investments	14,753,218	(30,301)	6,796,829	(128,166)	(293,111)	899,993	(2,453,956)	131,937
Change in unrealized gain (loss) on investments	6,215,676	720,030	43,237,510	290,025	158,252	5,795,975	6,559,275	1,338,309
Net gain (loss) on investments	20,968,894	689,729	50,034,339	161,859	(134,859)	6,695,968	4,105,319	1,470,246
Reinvested capital gains	4,631,916	146,201	11,573,711	1,667,975	10,937,783	6,641,946	4,811,073	-
Net increase (decrease) in contract owners' equity resulting from operations	$24,973,598	891,466	62,411,695	1,749,352	10,222,164	12,587,606	8,315,087	1,561,254

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$1,134,653	366,597	1,002,763	247,315	302,862	2,184,715	2,061,051	43,782,553
Mortality and expense risk charges (note 2)	(829,339)	(191,152)	(677,726)	(319,202)	(545,747)	(5,136,453)	(9,167,363)	(48,283,750)
Net investment income (loss)	305,314	175,445	325,037	(71,887)	(242,885)	(2,951,738)	(7,106,312)	(4,501,197)
Realized gain (loss) on investments	288,774	(40,710)	(276,655)	550,254	(2,764,139)	11,151,511	22,212,277	68,482,858
Change in unrealized gain (loss) on investments	9,173,147	1,593,391	4,857,869	(4,023,582)	(2,883,314)	57,377,842	45,928,624	333,113,418
Net gain (loss) on investments	9,461,921	1,552,681	4,581,214	(3,473,328)	(5,647,453)	68,529,353	68,140,901	401,596,276
Reinvested capital gains	-	645,702	1,907,829	7,373,925	11,286,911	28,599,372	84,344,657	301,949,354
Net increase (decrease) in contract owners' equity resulting from operations	$9,767,235	2,373,828	6,814,080	3,828,710	5,396,573	94,176,987	145,379,246	699,044,433

Investment Activity:	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
Reinvested dividends	$509,793	11,725,852	999,602	86,702	2,990,853	3,379,562	14,527,468	3,030,800
Mortality and expense risk charges (note 2)	(30,140)	(774,554)	(1,597,588)	(14,348)	(1,418,970)	(3,844,974)	(11,833,156)	(2,519,533)
Net investment income (loss)	479,653	10,951,298	(597,986)	72,354	1,571,883	(465,412)	2,694,312	511,267
Realized gain (loss) on investments	(50,840)	(1,279,662)	(2,940,718)	37,761	270,981	6,001,853	11,566,295	8,150,856
Change in unrealized gain (loss) on investments	(211,448)	(4,905,924)	(14,450,894)	374,499	14,103,605	6,156,457	137,277,218	8,211,447
Net gain (loss) on investments	(262,288)	(6,185,586)	(17,391,612)	412,260	14,374,586	12,158,310	148,843,513	16,362,303
Reinvested capital gains	92,297	2,114,428	38,288,355	5,375	186,217	39,910,116	31,932,459	13,735,105
Net increase (decrease) in contract owners' equity resulting from operations	$309,662	6,880,140	20,298,757	489,989	16,132,686	51,603,014	183,470,284	30,608,675

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
Reinvested dividends	$37,125,894	13,530,729	44,192,284	15,356,431	12,863,050	104,658,481	1,936,390	8,547,694
Mortality and expense risk charges (note 2)	(28,854,191)	(10,032,682)	(31,018,582)	(10,590,341)	(8,861,804)	(95,811,761)	(1,164,906)	(4,785,099)
Net investment income (loss)	8,271,703	3,498,047	13,173,702	4,766,090	4,001,246	8,846,720	771,484	3,762,595
Realized gain (loss) on investments	1,917,432	27,759,548	(7,335,634)	14,984,145	(7,016,871)	239,173,773	(1,159,082)	(3,759,725)
Change in unrealized gain (loss) on investments	248,897,323	28,438,358	117,026,588	23,432,868	36,829,703	430,187,040	8,365,664	26,174,829
Net gain (loss) on investments	250,814,755	56,197,906	109,690,954	38,417,013	29,812,832	669,360,813	7,206,582	22,415,104
Reinvested capital gains	58,306,944	63,771,904	184,325,769	36,823,064	11,665,066	436,261,026	5,368,736	29,993,449
Net increase (decrease) in contract owners' equity resulting from operations	$317,393,402	123,467,857	307,190,425	80,006,167	45,479,144	1,114,468,559	13,346,802	56,171,148

Investment Activity:	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
Reinvested dividends	$66,306,825	63,522,101	52,922,430	18,484,513	15,250,717	32,674,528	28,246,391	268,176
Mortality and expense risk charges (note 2)	(35,665,322)	(35,281,992)	(29,636,432)	(10,653,635)	(9,121,647)	(21,706,771)	(20,377,804)	(296,814)
Net investment income (loss)	30,641,503	28,240,109	23,285,998	7,830,878	6,129,070	10,967,757	7,868,587	(28,638)
Realized gain (loss) on investments	(1,981,561)	4,036,280	14,950,857	(2,290,779)	(5,114,554)	19,916,421	25,369,177	160,078
Change in unrealized gain (loss) on investments	154,317,605	149,304,239	103,875,699	44,640,433	40,579,434	69,396,569	95,168,035	1,743,424
Net gain (loss) on investments	152,336,044	153,340,519	118,826,556	42,349,654	35,464,880	89,312,990	120,537,212	1,903,502
Reinvested capital gains	218,064,619	174,592,903	130,413,547	35,297,950	11,535,298	90,328,521	100,446,388	323,936
Net increase (decrease) in contract owners' equity resulting from operations	$401,042,166	356,173,531	272,526,101	85,478,482	53,129,248	190,609,268	228,852,187	2,198,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
Reinvested dividends	$321,727	31,594,960	13,949,586	22,834,228	10,044,047	1,288,778	165	-
Mortality and expense risk charges (note 2)	(262,650)	(18,028,204)	(8,216,163)	(15,076,979)	(6,616,097)	(979,884)	(1,871)	(195)
Net investment income (loss)	59,077	13,566,756	5,733,423	7,757,249	3,427,950	308,894	(1,706)	(195)
Realized gain (loss) on investments	184,384	(1,590,354)	(646,208)	2,455,958	1,103,735	(604,713)	(186)	1,169
Change in unrealized gain (loss) on investments	2,178,595	100,775,677	48,519,717	97,522,121	34,475,295	1,743,415	22,928	1,599
Net gain (loss) on investments	2,362,979	99,185,323	47,873,509	99,978,079	35,579,030	1,138,702	22,742	2,768
Reinvested capital gains	318,413	45,052,410	10,531,251	25,216,214	9,752,788	-	4,452	814
Net increase (decrease) in contract owners' equity resulting from operations	$2,740,469	157,804,489	64,138,183	132,951,542	48,759,768	1,447,596	25,488	3,387

Investment Activity:	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
Reinvested dividends	$-	62,873	192,388	68,071	128,964	1,472,634	2,804	4,085
Mortality and expense risk charges (note 2)	(46,445)	(212,658)	(169,371)	(92,386)	(126,870)	(924,696)	(327)	(1,098)
Net investment income (loss)	(46,445)	(149,785)	23,017	(24,315)	2,094	547,938	2,477	2,987
Realized gain (loss) on investments	186,419	918,513	(19,587)	(39,041)	(30,694)	(24,819)	67	231
Change in unrealized gain (loss) on investments	412,095	1,735,274	860,094	408,299	655,547	167,188	3,187	15,815
Net gain (loss) on investments	598,514	2,653,787	840,507	369,258	624,853	142,369	3,254	16,046
Reinvested capital gains	227,134	837,518	291,956	327,239	305,396	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$779,203	3,341,520	1,155,480	672,182	932,343	690,307	5,731	19,033

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$11,502	2,412	1,171,318	303,656	10,282,094	10,492,945	5,304	530,319
Mortality and expense risk charges (note 2)	(3,022)	(309)	(676,541)	(255,264)	(5,784,826)	(5,527,189)	(571)	(196,352)
Net investment income (loss)	8,480	2,103	494,777	48,392	4,497,268	4,965,756	4,733	333,967
Realized gain (loss) on investments	979	(3)	(185,615)	(40,867)	(2,973,394)	(4,466,965)	(11,941)	(33,459)
Change in unrealized gain (loss) on investments	26,435	208	3,627,074	818,587	7,513,362	22,495,555	19,562	1,134,133
Net gain (loss) on investments	27,414	205	3,441,459	777,720	4,539,968	18,028,590	7,621	1,100,674
Reinvested capital gains	4,505	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$40,399	2,308	3,936,236	826,112	9,037,236	22,994,346	12,354	1,434,641

Investment Activity:	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$11,930	50,798	3,928	111,868	-	1,747	-	-
Mortality and expense risk charges (note 2)	(1,104)	(37,461)	(45,791)	(135,089)	(277,767)	(1,034)	(4,176,964)	(597)
Net investment income (loss)	10,826	13,337	(41,863)	(23,221)	(277,767)	713	(4,176,964)	(597)
Realized gain (loss) on investments	579	18,824	40,038	112,274	(1,808,071)	(3,218)	6,912,254	6,471
Change in unrealized gain (loss) on investments	20,633	395,272	504,044	1,695,273	2,319,589	13,239	46,488,399	36,774
Net gain (loss) on investments	21,212	414,096	544,082	1,807,547	511,518	10,021	53,400,653	43,245
Reinvested capital gains	-	217,089	397,786	14,357	3,438,461	31,345	12,324,903	-
Net increase (decrease) in contract owners' equity resulting from operations	$32,038	644,522	900,005	1,798,683	3,672,212	42,079	61,548,592	42,648

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$-	21,172	68,722	-	791	30,448	-	759
Mortality and expense risk charges (note 2)	(415,798)	(83,136)	(197,668)	(147,849)	(1,912)	(7,610)	(662)	(3,524)
Net investment income (loss)	(415,798)	(61,964)	(128,946)	(147,849)	(1,121)	22,838	(662)	(2,765)
Realized gain (loss) on investments	(1,990,985)	(384,362)	214,567	(904,592)	1,348	302	1,402	13,260
Change in unrealized gain (loss) on investments	4,901,599	1,106,322	3,254,670	2,127,142	25,198	(188,998)	8,145	26,132
Net gain (loss) on investments	2,910,614	721,960	3,469,237	1,222,550	26,546	(188,696)	9,547	39,392
Reinvested capital gains	-	-	340,644	-	9,023	188,784	4,819	30,229
Net increase (decrease) in contract owners' equity resulting from operations	$2,494,816	659,996	3,680,935	1,074,701	34,448	22,926	13,704	66,856

Investment Activity:	WFVSCG	WFVOG2	AMTP
Reinvested dividends	$-	-	285
Mortality and expense risk charges (note 2)	(1,498,591)	(192)	(50)
Net investment income (loss)	(1,498,591)	(192)	235
Realized gain (loss) on investments	4,022,919	(487)	585
Change in unrealized gain (loss) on investments	1,489,391	2,744	(2,350)
Net gain (loss) on investments	5,512,310	2,257	(1,765)
Reinvested capital gains	15,459,225	1,609	3,092
Net increase (decrease) in contract owners' equity resulting from operations	$19,472,944	3,674	1,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	Total (unaudited)		ALVBWB		ALVGIB		ALVIVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$287,669,330	48,012,497	7,561	5,012	(20,197)	(34,204)	(3,073)	1,683
Realized gain (loss) on investments	624,926,283	903,559,124	(19,942)	(9,101)	221,641	556,652	(28,167)	(7,637)
Change in unrealized gain (loss) on investments	4,295,026,187	(7,183,273,744)	23,801	(50,299)	165,616	(1,334,184)	144,229	(111,862)
Reinvested capital gains	3,282,821,928	2,729,622,589	46,660	29,618	466,489	514,481	-	-
Net increase (decrease) in contract owners equity resulting from operations	8,490,443,728	(3,502,079,534)	58,080	(24,770)	833,549	(297,255)	112,989	(117,816)
Equity transactions:
Purchase payments received from contract owners’ (note 4)	3,434,033,211	3,332,836,301	-	-	21,988	24,455	403,246	452,845
Transfers between funds	-	-	(71,538)	(3,696)	(10,862)	(13,056)	127,175	263,234
Redemptions (notes 2, 3 and 4)	(5,314,983,070)	(5,137,288,422)	(20,497)	(88,463)	(399,054)	(388,722)	(21,362)	(1,397)
Adjustments to maintain reserves	(233,093)	277,245	(15)	(10)	(55)	(30)	(42)	-
Net equity transactions	(1,881,182,952)	(1,804,174,876)	(92,050)	(92,170)	(387,983)	(377,354)	509,017	714,682
Net change in contract owners' equity	6,609,260,776	(5,306,254,410)	(33,970)	(116,940)	445,566	(674,609)	622,006	596,866
Contract owners' equity beginning of period	48,895,196,042	54,201,450,452	357,099	474,039	3,972,318	4,646,927	596,866	-
Contract owners' equity end of period	$55,504,456,818	48,895,196,042	323,129	357,099	4,417,884	3,972,318	1,218,872	596,866
CHANGES IN UNITS:
Beginning units	3,251,297,853	3,312,790,557	24,863	30,764	139,338	151,189	78,022	-
Units purchased	545,542,130	471,155,538	12	1,645	3,676	18,845	79,128	85,638
Units redeemed	(627,696,805)	(532,648,242)	(5,766)	(7,546)	(15,633)	(30,696)	(18,789)	(7,616)
Ending units	3,169,143,178	3,251,297,853	19,109	24,863	127,381	139,338	138,361	78,022

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALVDAA		ALVDAB		ALVSVA		ALVSVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$752	682	(4,426)	(42,489)	1,388	315	(1,268,791)	(1,520,376)
Realized gain (loss) on investments	371	187	123,805	276,971	(41,753)	47,775	(3,789,502)	439,725
Change in unrealized gain (loss) on investments	5,982	(5,073)	1,626,256	(1,693,655)	81,145	(231,135)	10,377,766	(25,096,329)
Reinvested capital gains	59	69	16,293	20,238	83,869	72,676	10,839,184	8,634,531
Net increase (decrease) in contract owners' equity resulting from operations	7,164	(4,135)	1,761,928	(1,438,935)	124,649	(110,369)	16,158,657	(17,542,449)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	81,163	52,408	73,010	81,941	4,249,639	4,046,462
Transfers between funds	805	2,349	(250,118)	(559,040)	(144,068)	(83,099)	(1,087,700)	(3,511,982)
Redemptions (notes 2, 3 and 4)	(2,948)	(3,130)	(1,166,675)	(2,169,490)	(155,254)	(110,544)	(9,041,656)	(9,290,150)
Adjustments to maintain reserves	(1)	(13)	(174)	24	(25)	3	109	(235)
Net equity transactions	(2,144)	(793)	(1,335,804)	(2,676,098)	(226,337)	(111,699)	(5,879,608)	(8,755,906)
Net change in contract owners' equity	5,020	(4,928)	426,124	(4,115,033)	(101,688)	(222,068)	10,279,049	(26,298,355)
Contract owners' equity beginning of period	48,975	53,903	13,924,702	18,039,735	696,729	918,797	88,378,183	114,676,538
Contract owners' equity end of period	$53,995	48,975	14,350,826	13,924,702	595,041	696,729	98,657,232	88,378,183
CHANGES IN UNITS:
Beginning units	4,197	4,267	1,218,690	1,435,565	46,638	52,066	2,480,515	2,686,124
Units purchased	96	196	28,796	38,288	11,562	17,230	451,892	245,058
Units redeemed	(263)	(266)	(136,560)	(255,163)	(24,933)	(22,658)	(598,138)	(450,667)
Ending units	4,030	4,197	1,110,926	1,218,690	33,267	46,638	2,334,269	2,480,515

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALMCS		ARLPE3		AAEIP3		ACVIP1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,506)	(4,025)	(360)	-	281	301	39,101	39,724
Realized gain (loss) on investments	27,121	7,030	60	-	16	300	(1,890)	(26)
Change in unrealized gain (loss) on investments	28,498	(90,445)	19,067	-	3,451	(5,079)	107,557	(80,290)
Reinvested capital gains	36,993	54,815	734	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	89,106	(32,625)	19,501	-	3,748	(4,478)	144,768	(40,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	50,000	-	-	113,025	379,493
Transfers between funds	(2,406)	5,587	-	-	996	(2,343)	77,307	101,573
Redemptions (notes 2, 3 and 4)	(96,820)	(25,448)	-	-	(256)	(293)	(20,775)	(35,644)
Adjustments to maintain reserves	7	(4)	-	3	(4)	5	(13)	6
Net equity transactions	(99,219)	(19,866)	-	50,003	736	(2,632)	169,544	445,427
Net change in contract owners' equity	(10,113)	(52,491)	19,501	50,003	4,484	(7,110)	314,312	404,835
Contract owners' equity beginning of period	323,749	376,240	50,003	-	18,486	25,596	1,567,758	1,162,923
Contract owners' equity end of period	$313,636	323,749	69,504	50,003	22,970	18,486	1,882,070	1,567,758
CHANGES IN UNITS:
Beginning units	14,528	15,407	5,727	-	2,662	2,975	164,109	118,106
Units purchased	-	305	-	5,727	148	115	28,124	54,009
Units redeemed	(3,531)	(1,184)	-	-	(52)	(428)	(11,015)	(8,006)
Ending units	10,997	14,528	5,727	5,727	2,758	2,662	181,218	164,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVB		ACVCA		ACVIG		ACVIG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$57,236	18,098	(423)	(406)	99,005	84,286	15,716	9,831
Realized gain (loss) on investments	1,032,579	1,248,626	439	725	747,998	790,680	104,491	209,046
Change in unrealized gain (loss) on investments	2,726,758	(2,785,551)	3,467	(2,256)	672,896	(3,106,831)	254,317	(774,609)
Reinvested capital gains	596,471	189,600	5,142	180	1,183,287	1,094,429	296,045	273,788
Net increase (decrease) in contract owners' equity resulting from operations	4,413,044	(1,329,227)	8,625	(1,757)	2,703,186	(1,137,436)	670,569	(281,944)
Equity transactions:
Purchase payments received from contract owners (note 4)	270,246	175,873	(2,747)	(363)	131,923	102,296	14,540	56,748
Transfers between funds	(328,394)	470,944	(2,669)	-	(322,475)	493,710	41,798	58,046
Redemptions (notes 2, 3 and 4)	(3,177,310)	(3,357,012)	3,231	(4,151)	(1,828,658)	(1,340,011)	(262,307)	(418,367)
Adjustments to maintain reserves	80	(167)	19	2,300	(32)	53	(33)	29
Net equity transactions	(3,235,378)	(2,710,362)	(2,166)	(2,214)	(2,019,242)	(743,953)	(206,002)	(303,545)
Net change in contract owners' equity	1,177,666	(4,039,589)	6,459	(3,971)	683,944	(1,881,389)	464,567	(585,489)
Contract owners' equity beginning of period	25,405,778	29,445,367	26,605	30,576	12,831,751	14,713,140	3,108,648	3,694,137
Contract owners' equity end of period	$26,583,444	25,405,778	33,064	26,605	13,515,695	12,831,751	3,573,215	3,108,648
CHANGES IN UNITS:
Beginning units	685,780	753,983	-	-	578,960	610,024	113,996	124,007
Units purchased	17,935	35,053	(64)	-	20,725	44,837	4,298	5,890
Units redeemed	(97,393)	(103,256)	64	-	(100,911)	(75,901)	(10,916)	(15,901)
Ending units	606,322	685,780	-	-	498,774	578,960	107,378	113,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,615,794	2,901,475	(36)	(9)	86,999	19,616	516,439	(568,279)
Realized gain (loss) on investments	(7,344,659)	(7,207,810)	(45)	113	125,277	249,401	1,868,400	6,199,565
Change in unrealized gain (loss) on investments	20,172,194	(5,751,415)	1,228	(1,672)	1,219,366	(2,613,642)	17,862,198	(39,883,668)
Reinvested capital gains	-	-	342	493	1,106,312	756,816	16,631,278	10,516,053
Net increase (decrease) in contract owners' equity resulting from operations	14,443,329	(10,057,750)	1,489	(1,075)	2,537,954	(1,587,809)	36,878,315	(23,736,329)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,734,622	8,018,377	850	697	149,699	243,946	5,719,305	8,618,834
Transfers between funds	(10,290,806)	8,366,599	-	-	(446,786)	(864,388)	(9,643,269)	(6,110,681)
Redemptions (notes 2, 3 and 4)	(22,735,145)	(24,475,142)	(1,383)	(1,508)	(1,183,247)	(965,710)	(13,820,215)	(15,344,337)
Adjustments to maintain reserves	(58)	110	14	(12)	(43)	25	190	(34)
Net equity transactions	(28,291,387)	(8,090,056)	(519)	(824)	(1,480,377)	(1,586,128)	(17,743,989)	(12,836,218)
Net change in contract owners' equity	(13,848,058)	(18,147,806)	970	(1,899)	1,057,577	(3,173,937)	19,134,326	(36,572,547)
Contract owners' equity beginning of period	211,114,700	229,262,506	6,179	8,078	9,772,736	12,946,673	141,824,493	178,397,040
Contract owners' equity end of period	$197,266,642	211,114,700	7,149	6,179	10,830,313	9,772,736	160,958,819	141,824,493
CHANGES IN UNITS:
Beginning units	16,102,403	16,760,938	-	-	458,528	517,510	5,609,467	6,044,690
Units purchased	1,623,583	3,490,174	-	-	33,479	41,024	555,288	602,173
Units redeemed	(3,721,317)	(4,148,709)	-	-	(92,040)	(100,006)	(1,164,361)	(1,037,396)
Ending units	14,004,669	16,102,403	-	-	399,967	458,528	5,000,394	5,609,467

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVCB4		AMVBC4		AMVI4		AMVGS4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,913	1,485	7,176	1,443	3,536	1,476	(1,827)	(18)
Realized gain (loss) on investments	19	(61)	(8,346)	(4)	(1,229)	(21)	233	-
Change in unrealized gain (loss) on investments	17,979	(8,710)	37,753	(13,200)	74,566	(14,501)	63,210	540
Reinvested capital gains	-	-	36,940	-	13,775	-	10,790	-
Net increase (decrease) in contract owners’ equity resulting from operations	20,911	(7,286)	73,523	(11,761)	90,648	(13,046)	72,406	522
Equity transactions:
Purchase payments received from contract owners (note 4)	13,810	126,516	384,916	216,953	134,536	308,136	-	145,247
Transfers between funds	-	-	(83,330)	2,133	(56,374)	61,730	320,909	-
Redemptions (notes 2, 3 and 4)	(4,271)	(1,225)	(32,690)	-	-	-	-	-
Adjustments to maintain reserves	(7)	2	(5)	(2)	(9)	1	(3)	(8)
Net equity transactions	9,532	125,292	268,891	219,084	78,153	369,867	320,906	145,239
Net change in contract owners’ equity	30,443	118,006	342,414	207,323	168,801	356,821	393,312	145,761
Contract owners’ equity beginning of period	118,006	-	207,323	-	356,821	-	145,761	-
Contract owners’ equity end of period	$148,449	118,006	549,737	207,323	525,622	356,821	539,073	145,761
CHANGES IN UNITS:
Beginning units	12,383	-	22,264	-	41,884	-	16,712	-
Units purchased	1,345	12,508	37,771	22,264	14,396	41,884	30,663	16,712
Units redeemed	(410)	(125)	(11,065)	-	(5,693)	-	-	-
Ending units	13,318	12,383	48,970	22,264	50,587	41,884	47,375	16,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AFGF		AFHY		AVPAP2		AFGC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(32,541)	(72,260)	24,794	25,228	5,784,153	(1,640,169)	5,486	4,623
Realized gain (loss) on investments	278,682	327,349	4,086	(12,047)	7,554,193	12,512,742	5,294	266
Change in unrealized gain (loss) on investments	1,287,502	(1,361,317)	20,068	(32,457)	64,583,504	(88,710,918)	15,891	(8,086)
Reinvested capital gains	1,052,808	1,083,012	-	-	31,194,882	30,232,133	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	2,586,451	(23,216)	48,948	(19,276)	109,116,732	(47,606,212)	26,671	(3,197)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,631	5,250	2,460	4,135	3,850,569	5,563,251	490	594
Transfers between funds	(88,161)	-	57,298	8,508	(5,661,280)	(3,554,309)	(22,768)	-
Redemptions (notes 2, 3 and 4)	(902,662)	(1,493,953)	(13,518)	(348,341)	(53,769,934)	(64,390,413)	(47,142)	(35,647)
Adjustments to maintain reserves	(271)	(115)	(29)	(32)	(302)	40	114	27
Net equity transactions	(981,463)	(1,488,817)	46,211	(335,731)	(55,580,947)	(62,381,431)	(69,306)	(35,026)
Net change in contract owners’ equity	1,604,988	(1,512,033)	95,159	(355,007)	53,535,785	(109,987,643)	(42,635)	(38,223)
Contract owners’ equity beginning of period	9,262,157	10,774,190	408,370	763,377	698,288,757	808,276,400	646,379	684,602
Contract owners’ equity end of period	$10,867,145	9,262,157	503,529	408,370	751,824,542	698,288,757	603,744	646,379
CHANGES IN UNITS:
Beginning units	54,721	62,814	6,474	11,741	52,660,875	57,113,592	17,972	18,957
Units purchased	45	24	3,449	3,896	712,086	1,599,478	1,228	13
Units redeemed	(5,151)	(8,117)	(2,741)	(9,163)	(4,579,942)	(6,052,195)	(3,109)	(998)
Ending units	49,615	54,721	7,182	6,474	48,793,019	52,660,875	16,091	17,972

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BRVED3		BRVHY3		BRVTR3		MLVGA3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$781,577	538,348	1,553,903	1,344,330	3,993,879	2,888,280	(1,297,423)	(2,930,326)
Realized gain (loss) on investments	3,668,505	4,407,565	(112,894)	(1,024,322)	339,629	(295,238)	(2,037,524)	2,038,078
Change in unrealized gain (loss) on investments	31,158,239	(40,364,295)	2,986,344	(1,535,712)	18,085,961	(8,016,626)	38,288,560	(46,294,503)
Reinvested capital gains	15,581,116	16,298,658	-	-	1,220,830	-	12,719,919	15,092,560
Net increase (decrease) in contract owners’ equity resulting from operations	51,189,437	(19,119,724)	4,427,353	(1,215,704)	23,640,299	(5,423,584)	47,673,532	(32,094,191)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,196,798	3,463,338	4,012,858	4,765,863	53,225,836	61,131,513	4,826,980	9,388,774
Transfers between funds	670,756	(13,092,120)	22,865,181	(9,140,347)	(2,507,430)	4,698,357	(12,065,769)	(9,567,002)
Redemptions (notes 2, 3 and 4)	(13,040,932)	(10,595,381)	(4,252,330)	(2,680,187)	(15,392,639)	(11,077,540)	(25,960,964)	(27,826,074)
Adjustments to maintain reserves	(404)	92	51	73	(685)	110	324	11
Net equity transactions	(10,173,782)	(20,224,072)	22,625,760	(7,054,598)	35,325,082	54,752,440	(33,199,429)	(28,004,292)
Net change in contract owners’ equity	41,015,655	(39,343,796)	27,053,113	(8,270,302)	58,965,381	49,328,856	14,474,103	(60,098,483)
Contract owners’ equity beginning of period	201,419,396	240,763,192	22,913,395	31,183,697	297,633,981	248,305,125	315,865,407	375,963,890
Contract owners’ equity end of period	$242,435,051	201,419,396	49,966,508	22,913,395	356,599,362	297,633,981	330,339,510	315,865,407
CHANGES IN UNITS:
Beginning units	17,237,659	18,794,597	2,224,850	2,888,766	30,210,417	24,686,644	20,772,328	22,494,782
Units purchased	1,851,615	1,363,536	4,751,354	4,999,736	8,297,527	8,522,116	777,100	1,144,523
Units redeemed	(2,569,165)	(2,920,474)	(2,701,337)	(5,663,652)	(4,897,652)	(2,998,343)	(2,800,466)	(2,866,977)
Ending units	16,520,109	17,237,659	4,274,867	2,224,850	33,610,292	30,210,417	18,748,962	20,772,328

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DVMCSS		DVSCS		DSIF		DSIFS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(377,026)	(441,136)	(378,098)	(521,491)	796,857	665,518	(10,809)	(129,502)
Realized gain (loss) on investments	(527,313)	(182,674)	1,870,302	4,740,391	10,795,996	12,264,225	10,093,791	10,675,558
Change in unrealized gain (loss) on investments	3,796,899	(9,294,649)	5,270,214	(15,917,127)	32,140,364	(29,584,102)	16,166,722	(21,362,236)
Reinvested capital gains	2,275,580	4,002,076	5,975,171	4,352,311	11,036,439	5,118,664	6,860,537	3,274,385
Net increase (decrease) in contract owners’ equity resulting from operations	5,168,140	(5,916,383)	12,737,589	(7,345,916)	54,769,656	(11,535,695)	33,110,241	(7,541,795)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,181,922	3,419,448	727,089	880,741	1,821,937	1,845,899	1,073,020	856,517
Transfers between funds	(320,658)	(2,412,706)	(731,981)	(158,078)	(3,921,658)	(3,557,544)	(5,030,114)	(7,050,018)
Redemptions (notes 2, 3 and 4)	(2,282,372)	(2,461,817)	(8,976,734)	(8,947,999)	(24,429,089)	(24,519,145)	(15,523,311)	(13,623,261)
Adjustments to maintain reserves	(43)	40	(511)	(73)	(2,467)	539	320	94
Net equity transactions	(421,151)	(1,455,036)	(8,982,137)	(8,225,410)	(26,531,277)	(26,230,252)	(19,480,085)	(19,816,669)
Net change in contract owners’ equity	4,746,989	(7,371,419)	3,755,452	(15,571,326)	28,238,379	(37,765,947)	13,630,156	(27,358,464)
Contract owners’ equity beginning of period	28,400,681	35,772,100	64,992,389	80,563,715	195,636,734	233,402,681	120,468,689	147,827,153
Contract owners’ equity end of period	$33,147,670	28,400,681	68,747,841	64,992,389	223,875,113	195,636,734	134,098,845	120,468,689
CHANGES IN UNITS:
Beginning units	2,557,928	2,675,080	1,815,204	2,016,378	3,296,757	3,700,488	4,135,263	4,741,553
Units purchased	378,657	457,139	145,078	228,828	57,670	60,251	228,217	237,751
Units redeemed	(410,169)	(574,291)	(371,668)	(430,002)	(439,381)	(463,982)	(794,287)	(844,041)
Ending units	2,526,416	2,557,928	1,588,614	1,815,204	2,915,046	3,296,757	3,569,193	4,135,263

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DSRG		DCAP		DCAPS		DVDLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$52,860	171,748	(41,613)	(20,944)	(534,615)	(508,097)	(11,400)	(13,416)
Realized gain (loss) on investments	1,377,602	1,511,319	(89,538)	186,732	(2,399,278)	428,131	(20,724)	24,615
Change in unrealized gain (loss) on investments	7,455,471	(10,565,838)	4,699,214	(5,389,509)	18,278,513	(19,390,741)	23,735	(388,974)
Reinvested capital gains	1,178,797	6,984,593	2,863,406	3,218,564	10,390,499	12,286,830	162,387	166,236
Net increase (decrease) in contract owners’ equity resulting from operations	10,064,730	(1,898,178)	7,431,469	(2,005,157)	25,735,119	(7,183,877)	153,998	(211,539)
Equity transactions:
Purchase payments received from contract owners (note 4)	216,926	215,004	227,218	277,822	774,157	881,738	1,374	1,091
Transfers between funds	(102,715)	(428,149)	(591,607)	(170,131)	(3,417,900)	(6,185,419)	(66,711)	54,468
Redemptions (notes 2, 3 and 4)	(3,669,305)	(3,688,123)	(2,463,890)	(1,522,521)	(10,792,495)	(11,202,466)	(45,985)	(42,229)
Adjustments to maintain reserves	210	(12)	(440)	(13)	117	(69)	(74)	(1)
Net equity transactions	(3,554,884)	(3,901,280)	(2,828,719)	(1,414,844)	(13,436,121)	(16,506,216)	(111,396)	13,328
Net change in contract owners’ equity	6,509,846	(5,799,458)	4,602,750	(3,420,001)	12,298,998	(23,690,093)	42,602	(198,211)
Contract owners’ equity beginning of period	32,282,527	38,081,985	22,808,676	26,228,677	79,876,330	103,566,423	797,671	995,882
Contract owners’ equity end of period	$38,792,373	32,282,527	27,411,426	22,808,676	92,175,328	79,876,330	840,273	797,671
CHANGES IN UNITS:
Beginning units	729,093	811,429	835,497	883,156	3,195,645	3,794,414	37,666	37,554
Units purchased	9,842	6,028	13,670	17,691	247,357	133,386	1,424	5,055
Units redeemed	(78,004)	(88,364)	(101,610)	(65,350)	(681,526)	(732,155)	(5,782)	(4,943)
Ending units	660,931	729,093	747,557	835,497	2,761,476	3,195,645	33,308	37,666

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DGI		CHSMM		CLVHY2		DWVVLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(33,475)	(75,628)	51,806	37,433	258,043	116,577	24,488	17,031
Realized gain (loss) on investments	710,612	763,346	-	-	(32,063)	(17,915)	20,077	9,773
Change in unrealized gain (loss) on investments	981,180	(2,654,626)	-	-	462,870	(259,535)	231,936	(229,654)
Reinvested capital gains	1,462,853	1,283,614	-	-	-	-	166,089	113,066
Net increase (decrease) in contract owners’ equity resulting from operations	3,121,170	(683,294)	51,806	37,433	688,850	(160,873)	442,590	(89,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	143,836	206,133	354,637	-	1,173,796	941,386	83,215	426,502
Transfers between funds	(343,645)	(173,607)	350,926	1,635,188	7,028,508	512,113	(119,935)	543,622
Redemptions (notes 2, 3 and 4)	(1,245,027)	(1,589,835)	(452,502)	(1,519,027)	(524,344)	(159,782)	(88,082)	(79,309)
Adjustments to maintain reserves	21	(81)	131	(321)	(88)	(7)	24	(21)
Net equity transactions	(1,444,815)	(1,557,391)	253,192	115,840	7,677,872	1,293,711	(124,778)	890,794
Net change in contract owners’ equity	1,676,355	(2,240,685)	304,998	153,273	8,366,722	1,132,838	317,812	801,010
Contract owners’ equity beginning of period	11,876,919	14,117,604	5,092,814	4,939,541	2,889,165	1,756,327	2,361,387	1,560,377
Contract owners’ equity end of period	$13,553,274	11,876,919	5,397,812	5,092,814	11,255,887	2,889,165	2,679,199	2,361,387
CHANGES IN UNITS:
Beginning units	442,636	494,849	514,302	503,857	299,403	172,298	145,302	92,725
Units purchased	6,680	17,985	328,768	525,539	1,238,925	171,486	8,803	63,557
Units redeemed	(52,962)	(70,198)	(303,689)	(515,094)	(523,306)	(44,381)	(15,631)	(10,980)
Ending units	396,354	442,636	539,381	514,302	1,015,022	299,403	138,474	145,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DWVSVS		ETVFR		FVU2S		FQB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(446,215)	(605,644)	2,007,350	1,499,161	2,828	(2,689)	81,334	98,361
Realized gain (loss) on investments	779,641	827,868	58,158	651,715	57	(65)	(22,885)	(64,112)
Change in unrealized gain (loss) on investments	7,604,064	(15,227,262)	1,839,155	(3,696,557)	87,285	(46,762)	317,598	(149,281)
Reinvested capital gains	4,715,968	4,256,704	-	-	-	-	190	-
Net increase (decrease) in contract owners’ equity resulting from operations	12,653,458	(10,748,334)	3,904,663	(1,545,681)	90,170	(49,516)	376,237	(115,032)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,848,265	6,000,712	4,350,576	11,478,732	2,494	1,525	20,562	37,690
Transfers between funds	(2,277,936)	(3,965,886)	(7,616,127)	14,604,066	19,873	580,581	(21,742)	(250,863)
Redemptions (notes 2, 3 and 4)	(4,624,912)	(3,675,281)	(6,436,803)	(5,711,864)	(27,079)	(37,062)	(546,431)	(762,288)
Adjustments to maintain reserves	(460)	16	8,624	(10,055)	(32)	28	(52)	5
Net equity transactions	(1,055,043)	(1,640,440)	(9,693,730)	20,360,879	(4,744)	545,072	(547,663)	(975,456)
Net change in contract owners’ equity	11,598,415	(12,388,774)	(5,789,067)	18,815,198	85,426	495,556	(171,426)	(1,090,488)
Contract owners’ equity beginning of period	48,439,903	60,828,677	74,687,662	55,872,464	495,556	-	4,947,178	6,037,666
Contract owners’ equity end of period	$60,038,318	48,439,903	68,898,595	74,687,662	580,982	495,556	4,775,752	4,947,178
CHANGES IN UNITS:
Beginning units	3,576,288	3,677,512	7,168,898	5,278,077	54,758	-	311,338	372,687
Units purchased	1,114,377	748,972	1,523,616	3,954,744	2,565	58,491	18,867	14,527
Units redeemed	(1,173,235)	(850,196)	(2,417,523)	(2,063,923)	(3,012)	(3,733)	(51,759)	(75,876)
Ending units	3,517,430	3,576,288	6,274,991	7,168,898	54,311	54,758	278,446	311,338

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FQBS		FEMS2		FC2		FEIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$200,088	248,814	(1,908)	3,044	(25,755)	-	1,692,492	2,430,050
Realized gain (loss) on investments	(46,863)	(206,676)	318,771	(1,665)	6,264	-	(287,123)	(2,461,075)
Change in unrealized gain (loss) on investments	1,022,190	(464,573)	751,782	(264,336)	712,851	-	41,589,850	(39,778,728)
Reinvested capital gains	625	-	-	-	-	-	17,158,685	13,534,654
Net increase (decrease) in contract owners’ equity resulting from operations	1,176,040	(422,435)	1,068,645	(262,957)	693,360	-	60,153,904	(26,275,099)
Equity transactions:
Purchase payments received from contract owners (note 4)	23,521	107,692	2,103,423	1,212,902	6,486,940	-	1,881,713	3,164,930
Transfers between funds	(285,597)	(640,694)	2,385,232	1,783,483	3,983,586	-	(4,812,294)	(5,826,018)
Redemptions (notes 2, 3 and 4)	(1,387,888)	(1,881,553)	(302,829)	(30,014)	(80,413)	-	(27,936,449)	(32,592,694)
Adjustments to maintain reserves	(141)	(45)	(109)	(26)	(51)	-	(220)	1,281
Net equity transactions	(1,650,105)	(2,414,600)	4,185,717	2,966,345	10,390,062	-	(30,867,250)	(35,252,501)
Net change in contract owners’ equity	(474,065)	(2,837,035)	5,254,362	2,703,388	11,083,422	-	29,286,654	(61,527,600)
Contract owners’ equity beginning of period	16,238,610	19,075,645	2,703,388	-	-	-	245,903,463	307,431,063
Contract owners’ equity end of period	$15,764,545	16,238,610	7,957,750	2,703,388	11,083,422	-	275,190,117	245,903,463
CHANGES IN UNITS:
Beginning units	1,167,224	1,339,808	328,114	-	-	-	3,475,394	3,943,755
Units purchased	47,214	46,209	1,258,556	345,624	280,639	-	32,202	44,825
Units redeemed	(160,178)	(218,793)	(827,640)	(17,510)	(8,815)	-	(428,437)	(513,186)
Ending units	1,054,260	1,167,224	759,030	328,114	271,824	-	3,079,159	3,475,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FVSS2		FHIP		FAMP		FB2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$67	(41,456)	1,394,752	1,659,432	342,851	275,552	1,558,145	96,718
Realized gain (loss) on investments	289,174	332,339	(393,199)	(147,736)	181,209	(709,692)	1,195,420	1,118,749
Change in unrealized gain (loss) on investments	621,534	(1,642,487)	3,765,049	(3,327,761)	9,212,432	(8,812,378)	77,730,304	(44,377,897)
Reinvested capital gains	488,669	262,800	-	-	3,731,035	3,209,936	21,546,765	17,121,835
Net increase (decrease) in contract owners’ equity resulting from operations	1,399,444	(1,088,804)	4,766,602	(1,816,065)	13,467,527	(6,036,582)	102,030,634	(26,040,595)
Equity transactions:
Purchase payments received from contract owners (note 4)	96,782	32,449	555,725	663,470	571,281	924,400	138,155,428	111,858,100
Transfers between funds	(65,388)	(174,090)	(25,113)	(713,776)	(696,858)	(1,238,192)	25,217,414	17,411,622
Redemptions (notes 2, 3 and 4)	(920,819)	(459,049)	(4,488,734)	(5,664,600)	(10,186,594)	(11,708,861)	(21,606,372)	(14,346,905)
Adjustments to maintain reserves	(42)	135	(19)	(72)	(619)	139	1,227	(1,450)
Net equity transactions	(889,467)	(600,555)	(3,958,141)	(5,714,979)	(10,312,790)	(12,022,513)	141,767,697	114,921,367
Net change in contract owners’ equity	509,977	(1,689,359)	808,461	(7,531,044)	3,154,737	(18,059,095)	243,798,331	88,880,772
Contract owners’ equity beginning of period	4,703,409	6,392,768	36,325,427	43,856,471	84,578,726	102,637,821	397,518,598	308,637,826
Contract owners’ equity end of period	$5,213,386	4,703,409	37,133,888	36,325,427	87,733,463	84,578,726	641,316,929	397,518,598
CHANGES IN UNITS:
Beginning units	151,463	167,647	1,021,563	1,174,888	1,862,553	2,119,632	35,320,687	25,845,784
Units purchased	7,398	2,686	80,640	101,970	16,072	32,076	14,636,901	12,130,249
Units redeemed	(31,957)	(18,870)	(189,594)	(255,295)	(225,886)	(289,155)	(3,422,206)	(2,655,346)
Ending units	126,904	151,463	912,609	1,021,563	1,652,739	1,862,553	46,535,382	35,320,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FNRS2		FEI2		FF10S		FF10S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$115,141	(811,236)	735,428	1,426,060	32,723	7,996	1,139,449	(206,607)
Realized gain (loss) on investments	(5,619,277)	(25,823)	4,361,002	5,139,766	20,246	45,923	3,214,681	5,460,195
Change in unrealized gain (loss) on investments	10,378,292	(20,975,884)	40,048,524	(49,613,070)	400,445	(443,305)	17,556,636	(26,102,773)
Reinvested capital gains	42,282	83,754	19,123,335	14,100,291	201,406	135,453	10,164,867	7,001,858
Net increase (decrease) in contract owners’ equity resulting from operations	4,916,438	(21,729,189)	64,268,289	(28,946,953)	654,820	(253,933)	32,075,633	(13,847,327)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,047,920	4,026,524	12,034,054	13,592,671	44,106	62,426	12,869,654	9,521,640
Transfers between funds	(1,379,579)	91,368	(7,908,080)	(7,598,687)	127,427	339,387	11,270,056	1,817,392
Redemptions (notes 2, 3 and 4)	(7,046,678)	(9,016,858)	(29,592,328)	(24,940,460)	(257,892)	(604,627)	(24,077,768)	(22,756,523)
Adjustments to maintain reserves	546	(868)	(857)	850	(92)	(805)	(171)	203
Net equity transactions	(5,377,791)	(4,899,834)	(25,467,211)	(18,945,626)	(86,451)	(203,618)	61,771	(11,417,288)
Net change in contract owners’ equity	(461,353)	(26,629,023)	38,801,078	(47,892,579)	568,369	(457,551)	32,137,404	(25,264,615)
Contract owners’ equity beginning of period	61,660,616	88,289,639	263,063,000	310,955,579	4,451,599	4,909,150	229,569,311	254,833,926
Contract owners’ equity end of period	$61,199,263	61,660,616	301,864,078	263,063,000	5,019,968	4,451,599	261,706,715	229,569,311
CHANGES IN UNITS:
Beginning units	5,084,672	5,387,615	10,753,975	11,450,750	290,998	300,966	14,151,513	14,831,606
Units purchased	836,577	6,618,436	1,129,697	951,630	27,445	35,212	1,851,400	1,274,206
Units redeemed	(1,269,554)	(6,921,379)	(2,027,006)	(1,648,405)	(31,804)	(45,180)	(1,883,163)	(1,954,299)
Ending units	4,651,695	5,084,672	9,856,666	10,753,975	286,639	290,998	14,119,750	14,151,513

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FF20S		FF20S2		FF30S		FF30S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$45,728	8,956	1,191,560	(1,050,146)	80,399	(11,834)	95,768	(371,147)
Realized gain (loss) on investments	102,549	344,974	10,103,519	15,114,450	363,304	621,571	642,056	1,403,270
Change in unrealized gain (loss) on investments	850,711	(1,352,360)	33,431,865	(60,188,294)	1,629,073	(2,131,261)	9,986,751	(9,147,520)
Reinvested capital gains	492,601	308,057	22,189,642	14,371,284	424,168	342,307	2,342,284	1,773,016
Net increase (decrease) in contract owners' equity resulting from operations	1,491,589	(690,373)	66,916,586	(31,752,706)	2,496,944	(1,179,217)	13,066,859	(6,342,381)
Equity transactions:
Purchase payments received from contract owners (note 4)	250,743	184,722	4,358,055	4,850,225	757,846	925,011	4,902,139	3,969,084
Transfers between funds	146,441	900,717	(717,213)	(9,066,291)	366,010	36,865	520,483	(1,402,694)
Redemptions (notes 2, 3 and 4)	(2,114,725)	(1,092,601)	(46,742,011)	(46,183,840)	(1,303,919)	(1,841,177)	(7,184,811)	(7,439,666)
Adjustments to maintain reserves	(64)	22	(16)	414	1	(17)	(336)	142
Net equity transactions	(1,717,605)	(7,140)	(43,101,185)	(50,399,492)	(180,062)	(879,318)	(1,762,525)	(4,873,133)
Net change in contract owners' equity	(226,016)	(697,513)	23,815,401	(82,152,198)	2,316,882	(2,058,535)	11,304,334	(11,215,514)
Contract owners' equity beginning of period	8,772,921	9,470,434	384,341,719	466,493,917	11,335,210	13,393,745	59,876,306	71,091,820
Contract owners' equity end of period	$8,546,905	8,772,921	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306
CHANGES IN UNITS:
Beginning units	567,701	568,630	22,418,899	25,198,593	707,650	760,388	3,356,498	3,607,721
Units purchased	39,661	100,860	1,022,265	873,369	96,957	92,356	373,317	364,619
Units redeemed	(140,421)	(101,789)	(3,327,547)	(3,653,063)	(110,340)	(145,094)	(474,210)	(615,842)
Ending units	466,941	567,701	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FGI2		FGP		FG2		FIGBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,272,130	(3,658,480)	(4,168,574)	(4,368,236)	(5,924,342)	(5,948,665)	185,413	129,761
Realized gain (loss) on investments	1,230,094	3,872,401	31,640,192	29,599,018	6,112,922	14,118,539	16,513	(199,311)
Change in unrealized gain (loss) on investments	58,950,274	(49,791,435)	56,539,514	(82,860,360)	81,987,671	(66,693,541)	795,511	(286,813)
Reinvested capital gains	31,114,208	15,255,804	24,159,048	55,285,394	24,651,354	51,928,807	-	83,100
Net increase (decrease) in contract owners' equity resulting from operations	99,566,706	(34,321,710)	108,170,180	(2,344,184)	106,827,605	(6,594,860)	997,437	(273,263)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,327,713	91,715,624	3,255,207	4,816,054	30,514,729	30,284,344	192,959	258,381
Transfers between funds	27,321,875	(8,428,242)	(5,074,480)	(2,760,126)	(11,164,255)	(20,046,126)	2,289,414	63,689
Redemptions (notes 2, 3 and 4)	(14,420,418)	(10,522,400)	(39,481,277)	(40,526,034)	(39,725,779)	(26,874,922)	(1,597,976)	(1,726,094)
Adjustments to maintain reserves	5,141	(35,799)	490	809	(973)	903	588	(31)
Net equity transactions	124,234,311	72,729,183	(41,300,060)	(38,469,297)	(20,376,278)	(16,635,802)	884,985	(1,404,054)
Net change in contract owners' equity	223,801,017	38,407,473	66,870,120	(40,813,481)	86,451,327	(23,230,662)	1,882,422	(1,677,317)
Contract owners' equity beginning of period	302,916,510	264,509,037	346,816,092	387,629,573	340,403,292	363,633,954	12,148,683	13,826,000
Contract owners' equity end of period	$526,717,527	302,916,510	413,686,212	346,816,092	426,854,619	340,403,292	14,031,105	12,148,683
CHANGES IN UNITS:
Beginning units	26,122,667	20,434,676	3,027,532	3,340,796	10,652,368	11,129,767	827,555	923,643
Units purchased	13,586,112	8,693,610	42,988	93,834	1,898,725	2,325,940	223,214	80,710
Units redeemed	(4,200,212)	(3,005,619)	(343,318)	(407,098)	(2,432,707)	(2,803,339)	(165,866)	(176,798)
Ending units	35,508,567	26,122,667	2,727,202	3,027,532	10,118,386	10,652,368	884,903	827,555

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FIGBP2		FMCS		FMC2		FOP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$9,392,999	6,092,097	(88,717)	(146,225)	(2,048,750)	(3,108,389)	185,981	97,501
Realized gain (loss) on investments	(1,833,859)	(423,542)	16,259	277,996	132,747	6,906,338	264,456	583,232
Change in unrealized gain (loss) on investments	46,333,027	(22,436,181)	1,429,815	(4,648,257)	19,921,547	(67,955,807)	9,153,417	(9,512,953)
Reinvested capital gains	-	3,764,870	1,844,366	1,649,105	27,098,459	24,078,372	1,802,471	-
Net increase (decrease) in contract owners' equity resulting from operations	53,892,167	(13,002,756)	3,201,723	(2,867,381)	45,104,003	(40,079,486)	11,406,325	(8,832,220)
Equity transactions:
Purchase payments received from contract owners (note 4)	132,763,863	104,705,171	328,352	357,970	2,308,149	2,745,048	395,313	496,135
Transfers between funds	11,953,340	30,211,044	(438,821)	(159,920)	2,963,502	(10,241,755)	(574,556)	(573,300)
Redemptions (notes 2, 3 and 4)	(44,651,860)	(44,401,048)	(1,817,718)	(1,625,120)	(25,682,161)	(27,368,233)	(4,721,758)	(5,170,902)
Adjustments to maintain reserves	139	378,319	(12)	115	(651)	619	(562)	721
Net equity transactions	100,065,482	90,893,487	(1,928,199)	(1,426,955)	(20,411,161)	(34,864,320)	(4,901,563)	(5,247,347)
Net change in contract owners' equity	153,957,649	77,890,731	1,273,524	(4,294,336)	24,692,842	(74,943,806)	6,504,762	(14,079,567)
Contract owners' equity beginning of period	661,045,191	583,154,460	15,327,830	19,622,166	210,677,691	285,621,497	45,749,053	59,828,620
Contract owners' equity end of period	$815,002,840	661,045,191	16,601,354	15,327,830	235,370,533	210,677,691	52,253,815	45,749,053
CHANGES IN UNITS:
Beginning units	45,562,385	39,490,721	857,905	925,175	5,517,742	6,276,254	1,502,540	1,652,970
Units purchased	13,922,740	11,416,148	23,514	40,715	657,473	220,584	23,245	28,094
Units redeemed	(7,565,731)	(5,344,484)	(118,209)	(107,985)	(1,101,546)	(979,096)	(165,712)	(178,524)
Ending units	51,919,394	45,562,385	763,210	857,905	5,073,669	5,517,742	1,360,073	1,502,540

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FO2		FVSS		FRESS2		FTVIS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(53,347)	(185,494)	8,454	(19,852)	10,330	77,301	8,797,574	7,851,291
Realized gain (loss) on investments	527,688	1,128,172	141,326	197,080	613,503	(97,554)	418,114	3,671,899
Change in unrealized gain (loss) on investments	17,367,722	(17,141,232)	535,939	(1,148,924)	616,391	(447,000)	17,919,804	(25,548,526)
Reinvested capital gains	3,542,648	-	370,679	194,281	119,367	134,840	3,796,198	-
Net increase (decrease) in contract owners' equity resulting from operations	21,384,711	(16,198,554)	1,056,398	(777,415)	1,359,591	(332,413)	30,931,690	(14,025,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,979,850	7,061,714	36,299	29,638	2,800,441	1,623,592	7,134,017	8,904,876
Transfers between funds	(5,116,469)	2,097,976	(106,393)	(176,921)	1,034,777	1,497,191	(8,371,904)	(10,914,189)
Redemptions (notes 2, 3 and 4)	(8,761,465)	(9,250,324)	(504,069)	(318,355)	(729,367)	(257,655)	(20,732,607)	(23,091,663)
Adjustments to maintain reserves	(1,005)	861	(104)	(21)	(111)	(38)	21	(74)
Net equity transactions	(8,899,089)	(89,773)	(574,267)	(465,659)	3,105,740	2,863,090	(21,970,473)	(25,101,050)

Net change in contract owners' equity	12,485,622	(16,288,327)	482,131	(1,243,074)	4,465,331	2,530,677	8,961,217	(39,126,386)
Contract owners' equity beginning of period	85,123,098	101,411,425	3,400,823	4,643,897	4,725,026	2,194,349	225,408,877	264,535,263
Contract owners' equity end of period	$97,608,720	85,123,098	3,882,954	3,400,823	9,190,357	4,725,026	234,370,094	225,408,877
CHANGES IN UNITS:
Beginning units	3,960,462	3,943,518	152,249	169,584	412,769	175,387	14,462,828	16,047,838
Units purchased	512,929	777,969	17,775	4,368	864,013	333,010	1,209,923	1,609,945
Units redeemed	(849,688)	(761,025)	(39,027)	(21,703)	(609,945)	(95,628)	(2,510,195)	(3,194,955)
Ending units	3,623,703	3,960,462	130,997	152,249	666,837	412,769	13,162,556	14,462,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FTVRD2		FTVSV2		FTVMD2		FTVDM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(73,670)	(71,591)	(331,083)	(528,940)	15,067	23,511	(40,416)	(66,774)
Realized gain (loss) on investments	1,876,192	2,444,711	(6,881,550)	2,882,734	(35,391)	(7,094)	131,287	(107,114)
Change in unrealized gain (loss) on investments	1,028,864	(6,696,720)	11,151,631	(27,725,338)	160,573	(175,665)	1,958,989	(1,878,357)
Reinvested capital gains	5,242,003	2,186,578	12,970,972	13,498,029	130,381	15,296	-	-
Net increase (decrease) in contract owners' equity resulting from operations	8,073,389	(2,137,022)	16,909,970	(11,873,515)	270,630	(143,952)	2,049,860	(2,052,245)
Equity transactions:
Purchase payments received from contract owners (note 4)	142,778	519,242	439,586	517,193	131,769	94,904	81,300	132,680
Transfers between funds	(1,265,188)	(610,271)	(1,351,421)	(3,194,060)	(45,630)	68,524	(292,128)	(2,144,714)
Redemptions (notes 2, 3 and 4)	(3,756,813)	(3,547,719)	(8,868,280)	(11,332,861)	(58,088)	(13,887)	(816,812)	(1,984,985)
Adjustments to maintain reserves	53	59	(28)	(28)	4	6	(195)	27
Net equity transactions	(4,879,170)	(3,638,689)	(9,780,143)	(14,009,757)	28,055	149,547	(1,027,835)	(3,996,993)
Net change in contract owners' equity	3,194,219	(5,775,711)	7,129,827	(25,883,272)	298,685	5,595	1,022,025	(6,049,238)
Contract owners' equity beginning of period	31,173,227	36,948,938	71,704,660	97,587,932	1,125,008	1,119,413	8,750,560	14,799,798
Contract owners' equity end of period	$34,367,446	31,173,227	78,834,487	71,704,660	1,423,693	1,125,008	9,772,585	8,750,560
CHANGES IN UNITS:
Beginning units	1,023,109	1,134,416	2,065,774	2,409,787	90,901	79,914	889,456	1,248,611
Units purchased	18,544	49,477	167,079	103,738	14,839	12,936	84,418	78,498
Units redeemed	(156,908)	(160,784)	(413,179)	(447,751)	(12,803)	(1,949)	(178,037)	(437,653)
Ending units	884,745	1,023,109	1,819,674	2,065,774	92,937	90,901	795,837	889,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TIF2		FTVGI2		FTVFA2		FTVSI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$65,863	384,443	5,750,920	(1,810,659)	1,596,086	1,311,414	69,125	28,070
Realized gain (loss) on investments	(1,312,523)	(1,089,557)	(1,876,271)	(1,945,731)	(1,099,522)	363,722	(743)	(4,219)
Change in unrealized gain (loss) on investments	3,849,551	(5,020,502)	(3,306,061)	4,193,318	7,814,328	(14,122,207)	28,316	(46,307)
Reinvested capital gains	288,506	-	-	-	5,567,784	2,282,402	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,891,397	(5,725,616)	568,588	436,928	13,878,676	(10,164,669)	96,698	(22,456)
Equity transactions:
Purchase payments received from contract owners (note 4)	120,907	255,695	1,864,745	4,545,353	3,133,185	3,678,415	-	102
Transfers between funds	742,839	646,914	(3,481,159)	(1,665,736)	(1,514,091)	(6,024,110)	263,985	656,070
Redemptions (notes 2, 3 and 4)	(3,085,813)	(5,035,008)	(9,259,359)	(11,963,722)	(8,166,311)	(8,967,104)	(26,401)	(24,251)
Adjustments to maintain reserves	(324)	(50)	(50)	(28)	164	68	(11)	(2)
Net equity transactions	(2,222,391)	(4,132,449)	(10,875,823)	(9,084,133)	(6,547,053)	(11,312,730)	237,573	631,919
Net change in contract owners' equity	669,006	(9,858,065)	(10,307,235)	(8,647,205)	7,331,623	(21,477,399)	334,271	609,463
Contract owners' equity beginning of period	27,658,651	37,516,716	109,604,497	118,251,702	79,605,946	101,083,345	1,183,956	574,493
Contract owners' equity end of period	$28,327,657	27,658,651	99,297,262	109,604,497	86,937,569	79,605,946	1,518,227	1,183,956
CHANGES IN UNITS:
Beginning units	1,368,003	1,553,378	11,681,077	12,642,442	6,404,078	7,228,922	112,176	53,163
Units purchased	96,404	87,970	830,317	1,504,980	414,497	504,575	24,140	63,085
Units redeemed	(199,264)	(273,345)	(1,968,998)	(2,466,345)	(896,032)	(1,329,419)	(2,620)	(4,072)
Ending units	1,265,143	1,368,003	10,542,396	11,681,077	5,922,543	6,404,078	133,696	112,176

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVMSAS		GVSSCS		GVGMNS		RSRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$28,628	8,261	(1,784)	(939)	(19,536)	(92,856)	11	(13)
Realized gain (loss) on investments	99	(23)	(81,869)	6,749	114,046	100,624	(43)	(4)
Change in unrealized gain (loss) on investments	18,113	(23,081)	225,568	(238,281)	498,807	(867,957)	342	(1,169)
Reinvested capital gains	-	-	11,266	122,204	437,634	187,052	-	785
Net increase (decrease) in contract owners' equity resulting from operations	46,840	(14,843)	153,181	(110,267)	1,030,951	(673,137)	310	(401)
Equity transactions:
Purchase payments received from contract owners (note 4)	339,886	379,442	39,328	115,835	101,290	549,220	-	5,646
Transfers between funds	834,670	66,924	(204,957)	280,065	(1,579,720)	2,182,867	657	(10)
Redemptions (notes 2, 3 and 4)	(27,188)	(330)	(169,368)	(155,196)	(812,029)	(651,391)	-	-
Adjustments to maintain reserves	(22)	(7)	5	3	(158)	19	2	(1)
Net equity transactions	1,147,346	446,030	(334,992)	240,707	(2,290,617)	2,080,714	659	5,634
Net change in contract owners' equity	1,194,186	431,187	(181,811)	130,440	(1,259,666)	1,407,577	969	5,233
Contract owners' equity beginning of period	431,187	-	725,767	595,327	11,743,331	10,335,754	5,233	-
Contract owners' equity end of period	$1,625,373	431,187	543,956	725,767	10,483,665	11,743,331	6,202	5,233
CHANGES IN UNITS:
Beginning units	45,915	-	45,953	34,198	1,013,151	837,816	565	-
Units purchased	118,159	45,950	5,594	23,441	42,841	269,929	90	566
Units redeemed	(2,763)	(35)	(23,724)	(11,686)	(237,182)	(94,594)	(18)	(1)
Ending units	161,311	45,915	27,823	45,953	818,810	1,013,151	637	565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RVARS		ACEG2		IVMCC2		IVKMG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$99,875	(255,873)	(67,260)	(74,972)	(210,144)	(233,118)	(222,393)	(245,791)
Realized gain (loss) on investments	86,467	79,142	163,904	351,568	(527,815)	(277,852)	(15,024)	1,166,673
Change in unrealized gain (loss) on investments	284,904	(897,021)	563,225	(796,498)	2,095,074	(3,593,695)	2,204,699	(3,618,568)
Reinvested capital gains	-	-	683,909	321,677	1,579,235	2,162,694	2,168,599	1,751,094
Net increase (decrease) in contract owners' equity resulting from operations	471,246	(1,073,752)	1,343,778	(198,225)	2,936,350	(1,941,971)	4,135,881	(946,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	86,385	713,819	14,648	65,315	23,338	161,979	95,346	160,844
Transfers between funds	(245,460)	(335,654)	(90,376)	(633,664)	(2,887)	17,087	(402,006)	(855,811)
Redemptions (notes 2, 3 and 4)	(1,066,594)	(967,280)	(556,007)	(750,860)	(755,604)	(887,266)	(1,962,485)	(2,160,826)
Adjustments to maintain reserves	(224)	(9)	(121)	(5)	(308)	35	(289)	(14)
Net equity transactions	(1,225,893)	(589,124)	(631,856)	(1,319,214)	(735,461)	(708,165)	(2,269,434)	(2,855,807)
Net change in contract owners' equity	(754,647)	(1,662,876)	711,922	(1,517,439)	2,200,889	(2,650,136)	1,866,447	(3,802,399)
Contract owners' equity beginning of period	14,642,962	16,305,838	4,025,895	5,543,334	12,802,342	15,452,478	13,087,812	16,890,211
Contract owners' equity end of period	$13,888,315	14,642,962	4,737,817	4,025,895	15,003,231	12,802,342	14,954,259	13,087,812
CHANGES IN UNITS:
Beginning units	1,539,831	1,600,038	231,155	301,486	968,161	1,015,428	856,633	1,025,694
Units purchased	97,764	168,992	26,065	46,661	72,379	67,119	126,620	79,246
Units redeemed	(225,221)	(229,199)	(55,130)	(116,992)	(116,621)	(114,386)	(242,886)	(248,307)
Ending units	1,412,374	1,539,831	202,090	231,155	923,919	968,161	740,367	856,633

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVBRA1		OVIGS		OVMS		OVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(918)	2,436	(474,865)	(575,163)	213,609	160,919	324,766	348,925
Realized gain (loss) on investments	(6,584)	(2,007)	323,135	760,227	(88,918)	(137,327)	145,032	(318,003)
Change in unrealized gain (loss) on investments	34,988	(32,843)	10,222,603	(13,708,613)	2,977,265	(2,290,706)	780,631	(477,006)
Reinvested capital gains	-	18,821	2,694,175	1,042,662	374,032	601,271	-	-
Net increase (decrease) in contract owners' equity resulting from operations	27,486	(13,593)	12,765,048	(12,480,887)	3,475,988	(1,665,843)	1,250,429	(446,084)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	47,502	4,448,564	7,989,976	259,440	138,668	175,951	186,567
Transfers between funds	731	928	104,629	(1,373,075)	(238,619)	(401,456)	(173,694)	(398,950)
Redemptions (notes 2, 3 and 4)	(24,268)	(7,285)	(3,214,678)	(3,549,491)	(3,132,199)	(3,179,923)	(2,131,409)	(1,944,885)
Adjustments to maintain reserves	3	(12)	(360)	(58)	148	(95)	(8)	366
Net equity transactions	(23,534)	41,132	1,338,155	3,067,352	(3,111,230)	(3,442,806)	(2,129,160)	(2,156,902)
Net change in contract owners' equity	3,952	27,539	14,103,203	(9,413,535)	364,758	(5,108,649)	(878,731)	(2,602,986)
Contract owners' equity beginning of period	197,412	169,873	47,474,543	56,888,078	22,882,854	27,991,503	16,281,666	18,884,652
Contract owners' equity end of period	$201,364	197,412	61,577,746	47,474,543	23,247,612	22,882,854	15,402,935	16,281,666
CHANGES IN UNITS:
Beginning units	17,442	13,983	5,495,598	5,217,271	706,855	809,186	792,366	895,835
Units purchased	58	4,079	1,094,375	2,039,466	8,556	8,821	27,494	19,314
Units redeemed	(1,983)	(620)	(937,597)	(1,761,139)	(97,308)	(111,152)	(122,970)	(122,783)
Ending units	15,517	17,442	5,652,376	5,495,598	618,103	706,855	696,890	792,366

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGS		OVGSS		OVIG		OVGI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(542,373)	(496,745)	(1,063,723)	(979,372)	9,063	5,847	(22,365)	(14,551)
Realized gain (loss) on investments	9,260,073	7,482,747	(635,655)	1,714,385	3,933	6,579	25,910	530,320
Change in unrealized gain (loss) on investments	5,981,307	(36,459,368)	13,483,731	(27,661,506)	282,821	(334,017)	1,103,086	(2,529,743)
Reinvested capital gains	18,480,518	10,059,693	18,439,810	8,801,114	78,188	26,767	1,822,125	1,019,044
Net increase (decrease) in contract owners' equity resulting from operations	33,179,525	(19,413,673)	30,224,163	(18,125,379)	374,005	(294,824)	2,928,756	(994,930)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,013,852	1,696,885	4,812,964	7,690,165	101,417	474,053	352,819	608,804
Transfers between funds	(3,242,625)	(1,050,648)	(3,479,061)	(3,763,801)	(17,173)	17,908	65,773	(543,012)
Redemptions (notes 2, 3 and 4)	(13,885,861)	(16,471,108)	(10,604,024)	(9,339,435)	(44,667)	(78,160)	(1,605,426)	(1,410,721)
Adjustments to maintain reserves	32	45	(16)	14	3	(21)	(105)	(19)
Net equity transactions	(16,114,602)	(15,824,827)	(9,270,137)	(5,413,057)	39,580	413,780	(1,186,939)	(1,344,947)
Net change in contract owners' equity	17,064,923	(35,238,500)	20,954,026	(23,538,436)	413,585	118,956	1,741,817	(2,339,877)
Contract owners' equity beginning of period	116,165,759	151,404,259	105,540,120	129,078,556	1,308,781	1,189,825	9,995,558	12,335,435
Contract owners' equity end of period	$133,230,682	116,165,759	126,494,146	105,540,120	1,722,366	1,308,781	11,737,375	9,995,558
CHANGES IN UNITS:
Beginning units	1,827,157	2,024,915	3,193,358	3,336,860	121,300	88,438	569,239	637,656
Units purchased	25,866	60,087	489,662	443,100	16,324	51,192	41,011	40,703
Units redeemed	(247,017)	(257,845)	(719,851)	(586,602)	(12,921)	(18,330)	(97,356)	(109,120)
Ending units	1,606,006	1,827,157	2,963,169	3,193,358	124,703	121,300	512,894	569,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGIS		OVSC		OVSCS		OVAG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,322,494)	(1,216,967)	(61,329)	(71,430)	(1,517,736)	(1,571,298)	(145,240)	(142,437)
Realized gain (loss) on investments	13,057,985	14,152,486	(244,991)	(15,876)	(1,306,249)	(1,245,031)	245,559	580,409
Change in unrealized gain (loss) on investments	5,536,661	(46,764,919)	954,808	(1,499,692)	14,523,402	(22,354,105)	1,844,169	(2,599,000)
Reinvested capital gains	29,929,637	17,245,711	531,307	865,361	9,136,201	13,175,756	1,343,579	1,500,650
Net increase (decrease) in contract owners' equity resulting from operations	47,201,789	(16,583,689)	1,179,795	(721,637)	20,835,618	(11,994,678)	3,288,067	(660,378)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,259,912	5,835,507	170,919	79,127	4,228,781	5,740,525	152,929	220,764
Transfers between funds	(3,146,731)	(9,347,181)	(407,718)	(300,991)	1,041,515	(2,042,537)	710,234	(157,969)
Redemptions (notes 2, 3 and 4)	(21,175,795)	(21,716,831)	(1,267,711)	(637,765)	(9,030,954)	(8,901,780)	(1,018,964)	(1,006,635)
Adjustments to maintain reserves	(255)	136	(31)	(6)	36	(44)	(93)	6
Net equity transactions	(20,062,869)	(25,228,370)	(1,504,541)	(859,635)	(3,760,622)	(5,203,836)	(155,894)	(943,834)
Net change in contract owners' equity	27,138,920	(41,812,059)	(324,746)	(1,581,272)	17,074,996	(17,198,514)	3,132,173	(1,604,212)
Contract owners' equity beginning of period	161,824,893	203,636,952	5,425,984	7,007,256	85,460,837	102,659,351	8,978,421	10,582,633
Contract owners' equity end of period	$188,963,813	161,824,893	5,101,238	5,425,984	102,535,833	85,460,837	12,110,594	8,978,421
CHANGES IN UNITS:
Beginning units	6,094,730	6,939,343	294,895	337,046	2,344,905	2,482,580	831,417	908,156
Units purchased	730,785	445,849	16,690	45,468	298,240	428,624	138,718	63,858
Units redeemed	(1,331,038)	(1,290,462)	(89,649)	(87,619)	(377,516)	(566,299)	(154,784)	(140,597)
Ending units	5,494,477	6,094,730	221,936	294,895	2,265,629	2,344,905	815,351	831,417

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVSB		OVSBS		WRPMCV		WRPMAV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$38,091	61,368	118,248	222,617	21,636	7,793	136,298	81,390
Realized gain (loss) on investments	(7,696)	(44,845)	(121,219)	(148,547)	382	20,140	(43,052)	25,355
Change in unrealized gain (loss) on investments	107,139	(110,652)	544,338	(515,221)	130,238	(130,052)	620,476	(795,877)
Reinvested capital gains	-	-	-	-	76,704	50,555	507,353	293,958
Net increase (decrease) in contract owners' equity resulting from operations	137,534	(94,129)	541,367	(441,151)	228,960	(51,564)	1,221,075	(395,174)
Equity transactions:
Purchase payments received from contract owners (note 4)	95,229	83,835	41,922	75,235	-	-	151,800	74,658
Transfers between funds	216,963	(105,695)	(43,837)	(258,510)	6,188	(631)	(3,167)	(80,100)
Redemptions (notes 2, 3 and 4)	(178,075)	(229,984)	(930,178)	(1,018,465)	(71,757)	(397,628)	(3,428,075)	(2,290,065)
Adjustments to maintain reserves	(32)	1	(173)	43	(15)	5	-	(9)
Net equity transactions	134,085	(251,843)	(932,266)	(1,201,697)	(65,584)	(398,254)	(3,279,442)	(2,295,516)
Net change in contract owners' equity	271,619	(345,972)	(390,899)	(1,642,848)	163,376	(449,818)	(2,058,367)	(2,690,690)
Contract owners' equity beginning of period	1,425,090	1,771,062	6,361,443	8,004,291	1,619,392	2,069,210	7,577,401	10,268,091
Contract owners' equity end of period	$1,696,709	1,425,090	5,970,544	6,361,443	1,782,768	1,619,392	5,519,034	7,577,401
CHANGES IN UNITS:
Beginning units	139,910	163,993	639,787	756,811	138,108	170,612	614,350	789,280
Units purchased	31,913	15,646	30,231	31,587	504	325	11,310	5,871
Units redeemed	(19,767)	(39,729)	(119,922)	(148,611)	(5,720)	(32,829)	(248,849)	(180,801)
Ending units	152,056	139,910	550,096	639,787	132,892	138,108	376,811	614,350

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMMV		WRASP		WRENG		WRHIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$71,271	26,760	545,123	122,217	(24)	(3)	3,908,145	4,217,937
Realized gain (loss) on investments	31,444	21,842	(9,101,876)	(7,524,308)	(489)	(1)	270,893	(1,097,886)
Change in unrealized gain (loss) on investments	456,762	(452,548)	29,568,535	(9,570,805)	237	(1,228)	2,905,154	(6,155,057)
Reinvested capital gains	240,599	163,461	5,896,850	6,396,890	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	800,076	(240,485)	26,908,632	(10,576,006)	(276)	(1,232)	7,084,192	(3,035,006)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,910	28,992	1,843,172	1,775,918	7,405	3,575	981,568	1,504,914
Transfers between funds	(90,775)	504,721	(7,931,893)	(7,317,215)	1,391	-	(6,679,649)	(3,313,337)
Redemptions (notes 2, 3 and 4)	(976,595)	(613,874)	(12,631,736)	(16,758,070)	(999)	-	(7,467,747)	(8,645,460)
Adjustments to maintain reserves	(7)	2	371	39	(3)	-	(516)	98
Net equity transactions	(955,467)	(80,158)	(18,720,086)	(22,299,327)	7,794	3,575	(13,166,344)	(10,453,786)
Net change in contract owners' equity	(155,391)	(320,643)	8,188,546	(32,875,333)	7,518	2,343	(6,082,152)	(13,488,792)
Contract owners' equity beginning of period	5,159,747	5,480,390	143,621,869	176,497,202	2,343	-	79,155,763	92,644,555
Contract owners' equity end of period	$5,004,356	5,159,747	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763
CHANGES IN UNITS:
Beginning units	427,741	434,074	9,932,830	11,348,594	372	-	6,336,517	7,155,562
Units purchased	8,211	40,929	234,010	308,291	1,301	372	538,582	785,301
Units redeemed	(80,270)	(47,262)	(1,396,912)	(1,724,055)	(154)	-	(1,532,647)	(1,604,346)
Ending units	355,682	427,741	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRMCG		WRPAP		WRPCP		WRPMP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,784,952)	(1,567,337)	533	291	21,589	8,863	516,479	260,117
Realized gain (loss) on investments	4,210,081	5,039,455	(809)	(15)	6,255	9,672	(582,073)	(81,437)
Change in unrealized gain (loss) on investments	12,048,222	(9,582,595)	1,648	(2,801)	77,498	(87,365)	2,146,174	(2,336,047)
Reinvested capital gains	17,779,311	4,343,117	1,981	1,139	66,515	44,318	1,885,863	1,184,757
Net increase (decrease) in contract owners' equity resulting from operations	32,252,662	(1,767,360)	3,353	(1,386)	171,857	(24,512)	3,966,443	(972,610)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,040,686	10,295,153	-	-	-	-	74,760	369,407
Transfers between funds	3,740,928	6,432,941	(13,372)	12,573	1,301,233	(170,204)	(157,784)	(263,152)
Redemptions (notes 2, 3 and 4)	(8,600,270)	(6,870,793)	-	-	(1,649,787)	(330,219)	(5,033,405)	(3,917,850)
Adjustments to maintain reserves	64	(47)	(9)	4	3	(10)	(23)	14
Net equity transactions	7,181,408	9,857,254	(13,381)	12,577	(348,551)	(500,433)	(5,116,452)	(3,811,581)
Net change in contract owners' equity	39,434,070	8,089,894	(10,028)	11,191	(176,694)	(524,945)	(1,150,009)	(4,784,191)
Contract owners' equity beginning of period	89,351,754	81,261,860	20,024	8,833	1,286,585	1,811,530	23,045,587	27,829,778
Contract owners' equity end of period	$128,785,824	89,351,754	9,996	20,024	1,109,891	1,286,585	21,895,578	23,045,587
CHANGES IN UNITS:
Beginning units	5,510,204	4,933,082	1,382	584	85,500	117,558	1,360,385	1,572,218
Units purchased	2,383,800	2,660,600	8	814	79,101	15,489	11,191	20,666
Units redeemed	(2,046,106)	(2,083,478)	(823)	(16)	(100,065)	(47,547)	(281,452)	(232,499)
Ending units	5,847,898	5,510,204	567	1,382	64,536	85,500	1,090,124	1,360,385

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMAP		WRPMCP		JPICB2		JPMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,051,536	650,976	96,857	50,321	(1,339)	-	34,399	(48,570)
Realized gain (loss) on investments	(1,314,170)	201,795	(47,956)	(49,633)	2	-	118,786	338,017
Change in unrealized gain (loss) on investments	4,530,873	(5,387,007)	378,811	(351,321)	(2,261)	-	1,561,087	(2,111,734)
Reinvested capital gains	4,189,120	2,340,445	324,288	228,578	-	-	762,979	214,170
Net increase (decrease) in contract owners' equity resulting from operations	8,457,359	(2,193,791)	752,000	(122,055)	(3,598)	-	2,477,251	(1,608,117)
Equity transactions:
Purchase payments received from contract owners (note 4)	715,612	1,037,801	21,300	-	1,291,910	-	158,614	204,186
Transfers between funds	(1,136,978)	413,248	78	(201,109)	25,410	-	(446,346)	(756,165)
Redemptions (notes 2, 3 and 4)	(8,881,496)	(6,024,848)	(328,605)	(1,530,150)	(839)	-	(1,407,157)	(1,960,511)
Adjustments to maintain reserves	4	1	(13)	(11)	5	-	(40)	(3)
Net equity transactions	(9,302,858)	(4,573,797)	(307,240)	(1,731,270)	1,316,486	-	(1,694,929)	(2,512,493)
Net change in contract owners' equity	(845,499)	(6,767,588)	444,760	(1,853,325)	1,312,888	-	782,322	(4,120,610)
Contract owners' equity beginning of period	43,489,258	50,256,846	4,708,783	6,562,108	-	-	10,479,437	14,600,047
Contract owners' equity end of period	$42,643,759	43,489,258	5,153,543	4,708,783	1,312,888	-	11,261,759	10,479,437
CHANGES IN UNITS:
Beginning units	2,422,804	2,657,314	292,690	395,400	-	-	387,327	469,253
Units purchased	36,363	88,990	1,239	11	131,934	-	15,773	12,164
Units redeemed	(494,396)	(323,500)	(18,670)	(102,721)	(84)	-	(70,486)	(94,090)
Ending units	1,964,771	2,422,804	275,259	292,690	131,850	-	332,614	387,327

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JABS		JAMGS		JAFBS		JACAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$44,938	53,803	(8,366)	(4,144)	875,472	742,849	(1,936,068)	(352,311)
Realized gain (loss) on investments	645,292	425,373	119,527	12,719	(189,654)	(139,264)	1,789,884	710,265
Change in unrealized gain (loss) on investments	926,686	(808,909)	359,970	(191,274)	3,935,450	(2,208,007)	28,255,755	(16,594,783)
Reinvested capital gains	277,055	261,634	130,202	84,734	-	-	11,323,419	18,286,925
Net increase (decrease) in contract owners’ equity resulting from operations	1,893,971	(68,099)	601,333	(97,965)	4,621,268	(1,604,422)	39,432,990	2,050,096
Equity transactions:
Purchase payments received from contract owners (note 4)	82,433	842,240	169,763	491,829	6,332,029	6,836,940	1,252,423	1,107,548
Transfers between funds	(45,485)	(585,948)	(436,341)	733,737	(3,047,781)	5,895,837	(5,520,557)	(9,623,072)
Redemptions (notes 2, 3 and 4)	(1,711,649)	(769,091)	(82,461)	(29,003)	(4,899,163)	(3,015,106)	(13,883,996)	(13,737,453)
Adjustments to maintain reserves	(50)	115	(21)	(6)	(258)	(35)	(119)	(114)
Net equity transactions	(1,674,751)	(512,684)	(349,060)	1,196,557	(1,615,173)	9,717,636	(18,152,249)	(22,253,090)
Net change in contract owners’ equity	219,220	(580,783)	252,273	1,098,592	3,006,095	8,113,214	21,280,741	(20,202,994)
Contract owners’ equity beginning of period	9,580,583	10,161,366	1,800,769	702,177	64,168,533	56,055,319	117,387,482	137,590,476
Contract owners’ equity end of period	$9,799,803	9,580,583	2,053,042	1,800,769	67,174,628	64,168,533	138,668,223	117,387,482
CHANGES IN UNITS:
Beginning units	395,535	366,508	91,628	35,322	6,585,369	5,597,484	3,720,030	4,346,116
Units purchased	21,451	90,757	14,709	60,265	1,366,207	1,706,385	347,517	241,970
Units redeemed	(103,462)	(61,730)	(28,683)	(3,959)	(1,550,946)	(718,500)	(770,840)	(868,056)
Ending units	313,524	395,535	77,654	91,628	6,400,630	6,585,369	3,296,707	3,720,030

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JAGTS		JAIGS		LZREMS		LOVTRC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,736,316)	(714,431)	125,703	72,540	(307,059)	140,375	686,598	750,454
Realized gain (loss) on investments	9,718,366	16,505,654	(1,752,298)	(1,833,508)	1,013,804	1,184,685	(145,115)	(76,499)
Change in unrealized gain (loss) on investments	33,319,039	(22,197,486)	9,455,308	(5,139,049)	5,913,644	(11,710,029)	2,429,740	(1,344,164)
Reinvested capital gains	9,940,454	4,567,351	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	51,241,543	(1,838,912)	7,828,713	(6,900,017)	6,620,389	(10,384,969)	2,971,223	(670,209)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,924,218	14,456,231	859,879	615,333	3,218,402	7,111,034	10,002,199	8,905,172
Transfers between funds	1,670,886	(1,077,187)	(1,238,914)	(590,198)	(4,392,514)	561,897	1,946,235	5,238,904
Redemptions (notes 2, 3 and 4)	(12,563,380)	(11,223,476)	(4,154,154)	(5,222,848)	(2,786,834)	(3,198,395)	(2,526,557)	(1,806,756)
Adjustments to maintain reserves	(350)	(78)	(584)	102	(54)	79	(206)	(9)
Net equity transactions	1,031,374	2,155,491	(4,533,773)	(5,197,610)	(3,961,000)	4,474,615	9,421,671	12,337,311
Net change in contract owners’ equity	52,272,917	316,579	3,294,940	(12,097,627)	2,659,389	(5,910,354)	12,392,894	11,667,102
Contract owners’ equity beginning of period	122,989,540	122,672,961	33,459,497	45,557,124	42,606,559	48,516,913	38,813,179	27,146,077
Contract owners’ equity end of period	$175,262,457	122,989,540	36,754,437	33,459,497	45,265,948	42,606,559	51,206,073	38,813,179
CHANGES IN UNITS:
Beginning units	6,599,469	6,516,353	1,925,759	2,189,258	4,904,233	4,480,686	3,894,839	2,660,651
Units purchased	1,905,843	3,520,812	93,569	198,393	610,791	1,502,317	1,853,655	1,578,184
Units redeemed	(1,842,861)	(3,437,696)	(317,291)	(461,892)	(1,039,617)	(1,078,770)	(942,274)	(343,996)
Ending units	6,662,451	6,599,469	1,702,037	1,925,759	4,475,407	4,904,233	4,806,220	3,894,839

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LOVSDC		MNCPS2		M2IGSS		MNDSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,865	1,087	396	93	(73,657)	(69,714)	(807,203)	(646,479)
Realized gain (loss) on investments	3	-	(50)	(4)	178,383	82,259	1,536,946	1,821,170
Change in unrealized gain (loss) on investments	236	(957)	3,665	(3,957)	1,364,961	(378,897)	5,024,982	(9,219,737)
Reinvested capital gains	-	-	7,170	409	504,007	356,282	10,070,543	6,094,876
Net increase (decrease) in contract owners’ equity resulting from operations	2,104	130	11,181	(3,459)	1,973,694	(10,070)	15,825,268	(1,950,170)
Equity transactions:
Purchase payments received from contract owners (note 4)	223,978	33,201	-	45,070	35,807	25,083	6,666,931	4,991,449
Transfers between funds	(188)	-	40,526	279	198,072	(87,458)	10,310,133	(890,191)
Redemptions (notes 2, 3 and 4)	-	-	(8,149)	-	(804,224)	(724,027)	(3,174,303)	(2,836,717)
Adjustments to maintain reserves	3	2	(5)	(2)	(102)	28	(590)	66
Net equity transactions	223,793	33,203	32,372	45,347	(570,447)	(786,373)	13,802,171	1,264,607
Net change in contract owners’ equity	225,897	33,333	43,553	41,888	1,403,247	(796,443)	29,627,439	(685,563)
Contract owners’ equity beginning of period	33,333	-	41,888	-	5,420,401	6,216,844	37,462,273	38,147,836
Contract owners’ equity end of period	$259,230	33,333	85,441	41,888	6,823,648	5,420,401	67,089,712	37,462,273
CHANGES IN UNITS:
Beginning units	3,299	-	4,444	-	427,471	485,616	2,337,791	2,308,380
Units purchased	21,228	3,299	4,895	4,444	45,130	16,552	1,377,116	1,026,552
Units redeemed	(18)	-	(1,881)	-	(80,896)	(74,697)	(702,876)	(997,141)
Ending units	24,509	3,299	7,458	4,444	391,705	427,471	3,012,031	2,337,791

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MVUSC		MVFSC		MVIGSC		MVIVSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,463	428	1,237,163	(983,535)	(2,307)	-	(218,124)	(1,840,855)
Realized gain (loss) on investments	(584)	(6,450)	22,306,709	22,357,608	(71,288)	-	11,947,954	11,909,540
Change in unrealized gain (loss) on investments	35,777	4,819	48,996,359	(94,048,066)	143,263	-	39,939,427	(45,275,409)
Reinvested capital gains	597	631	16,506,174	27,076,633	73,166	-	8,743,532	3,237,821
Net increase (decrease) in contract owners’ equity resulting from operations	42,253	(572)	89,046,405	(45,597,360)	142,834	-	60,412,789	(31,968,903)
Equity transactions:
Purchase payments received from contract owners (note 4)	21,497	22,936	12,745,448	14,074,260	1,099,271	-	14,537,403	21,495,931
Transfers between funds	(3,371)	(20,076)	(18,162,451)	(12,387,611)	1,027,150	-	(8,476,016)	(8,015,350)
Redemptions (notes 2, 3 and 4)	(15,726)	(11,784)	(39,061,512)	(39,131,521)	(7,883)	-	(23,623,162)	(22,248,536)
Adjustments to maintain reserves	(4)	(3)	(22)	(44)	(10)	-	(112)	10
Net equity transactions	2,396	(8,927)	(44,478,537)	(37,444,916)	2,118,528	-	(17,561,887)	(8,767,945)
Net change in contract owners’ equity	44,649	(9,499)	44,567,868	(83,042,276)	2,261,362	-	42,850,902	(40,736,848)
Contract owners’ equity beginning of period	173,720	183,219	339,521,280	422,563,556	-	-	258,673,099	299,409,947
Contract owners’ equity end of period	$218,369	173,720	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099
CHANGES IN UNITS:
Beginning units	13,773	14,544	11,370,541	12,465,206	-	-	14,677,349	15,131,602
Units purchased	2,243	2,287	950,608	1,104,115	210,688	-	1,689,587	2,250,294
Units redeemed	(2,092)	(3,058)	(2,228,789)	(2,198,780)	(2,146)	-	(2,556,407)	(2,704,547)
Ending units	13,924	13,773	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MGRFV		MSGI2		MSVFI		MSVF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$50	-	120,184	133,601	80,456	25,831	236,703	80,684
Realized gain (loss) on investments	16	-	33,076	(70,194)	145,967	785	101,484	71,349
Change in unrealized gain (loss) on investments	(104)	-	2,064,805	(1,671,137)	37,185	(70,753)	505,217	(399,355)
Reinvested capital gains	293	-	569,931	437,769	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	255	-	2,787,996	(1,169,961)	263,608	(44,137)	843,404	(247,322)
Equity transactions:
Purchase payments received from contract owners (note 4)	7,405	-	683,130	1,891,516	5,787	26,216	46,328	115,623
Transfers between funds	-	-	(407,403)	(1,842,625)	1,179,426	509,064	1,065,040	160,625
Redemptions (notes 2, 3 and 4)	(1,090)	-	(1,009,266)	(961,684)	(1,344,722)	(294,732)	(807,800)	(1,175,421)
Adjustments to maintain reserves	2	-	(186)	22	4	(27)	(104)	43
Net equity transactions	6,317	-	(733,725)	(912,771)	(159,505)	240,520	303,464	(899,130)
Net change in contract owners’ equity	6,572	-	2,054,271	(2,082,732)	104,103	196,383	1,146,868	(1,146,452)
Contract owners’ equity beginning of period	-	-	11,151,713	13,234,445	2,632,917	2,436,534	9,401,149	10,547,601
Contract owners’ equity end of period	$6,572	-	13,205,984	11,151,713	2,737,020	2,632,917	10,548,017	9,401,149
CHANGES IN UNITS:
Beginning units	-	-	1,195,515	1,286,043	190,500	172,681	694,470	759,666
Units purchased	673	-	254,809	389,874	199,658	66,440	139,530	59,537
Units redeemed	(98)	-	(325,267)	(480,402)	(209,068)	(48,621)	(119,139)	(124,733)
Ending units	575	-	1,125,057	1,195,515	181,090	190,500	714,861	694,470

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSEM		MSEMB		VKVGR2		MSVRE
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$53,510	66,438	24,528	30,202	5,819	6,157	78	342
Realized gain (loss) on investments	16,430	7,084	(5,503)	(17,110)	1,397	1,138	1,073	2,357
Change in unrealized gain (loss) on investments	90,421	(204,563)	50,369	(64,719)	32,086	(35,038)	1,093	(4,917)
Reinvested capital gains	-	-	-	-	18,368	-	698	-
Net increase (decrease) in contract owners’ equity resulting from operations	160,361	(131,041)	69,394	(51,627)	57,670	(27,743)	2,942	(2,218)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	6	-	26,618	-	174,183	1,166	13
Transfers between funds	(7,023)	(111,322)	(17,327)	14,639	(17,885)	13,759	(110)	-
Redemptions (notes 2, 3 and 4)	(150,100)	(197,645)	(22,162)	(143,283)	(56,234)	(18,089)	(2,539)	(6,739)
Adjustments to maintain reserves	(171)	(29)	(13)	18	(15)	(10)	10	(26)
Net equity transactions	(157,294)	(308,990)	(39,502)	(102,008)	(74,134)	169,842	(1,473)	(6,752)
Net change in contract owners’ equity	3,067	(440,031)	29,892	(153,635)	(16,464)	142,099	1,469	(8,970)
Contract owners’ equity beginning of period	1,306,054	1,746,085	545,549	699,184	358,146	216,047	17,735	26,705
Contract owners’ equity end of period	$1,309,121	1,306,054	575,441	545,549	341,682	358,146	19,204	17,735
CHANGES IN UNITS:
Beginning units	47,440	58,179	36,142	43,423	34,671	18,964	-	-
Units purchased	-	2	707	4,757	1,656	19,889	-	-
Units redeemed	(5,270)	(10,741)	(3,423)	(12,038)	(8,042)	(4,182)	-	-
Ending units	42,170	47,440	33,426	36,142	28,285	34,671	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSVREB		NVFIII		GBF		MSBF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6	28	14,292	-	1,352,093	1,228,304	7,298,103	2,986,268
Realized gain (loss) on investments	154	144	7,491	-	(1,752,774)	(2,864,077)	(1,681,671)	1,002,293
Change in unrealized gain (loss) on investments	82	(380)	(27,293)	-	8,743,038	(1,525,061)	10,826,728	(13,464,332)
Reinvested capital gains	76	-	13,352	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	318	(208)	7,842	-	8,342,357	(3,160,834)	16,443,160	(9,475,771)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,851,158	-	7,994,738	4,179,981	6,234,614	10,527,790
Transfers between funds	-	-	681,205	-	(19,158,184)	16,080,637	(12,912,928)	11,336,763
Redemptions (notes 2, 3 and 4)	(529)	(519)	(16,579)	-	(20,792,907)	(24,275,240)	(22,550,176)	(23,177,041)
Adjustments to maintain reserves	3	(2)	(8)	-	121	(200)	(31)	6
Net equity transactions	(526)	(521)	2,515,776	-	(31,956,232)	(4,014,821)	(29,228,521)	(1,312,482)
Net change in contract owners’ equity	(208)	(729)	2,523,618	-	(23,613,875)	(7,175,655)	(12,785,361)	(10,788,253)
Contract owners’ equity beginning of period	1,954	2,683	-	-	195,170,715	202,346,370	233,968,525	244,756,778
Contract owners’ equity end of period	$1,746	1,954	2,523,618	-	171,556,840	195,170,715	221,183,164	233,968,525
CHANGES IN UNITS:
Beginning units	-	-	-	-	12,354,850	12,420,978	14,307,465	14,471,179
Units purchased	-	-	271,007	-	3,451,796	2,369,782	2,249,622	2,839,000
Units redeemed	-	-	(29,837)	-	(5,850,164)	(2,435,910)	(4,031,048)	(3,002,714)
Ending units	-	-	241,170	-	9,956,482	12,354,850	12,526,039	14,307,465

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	HIBF		GVABD2		NVLCP2		NVCBD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,294,350	2,576,044	14,904,337	26,699,593	939,828	644,277	62,653	51,543
Realized gain (loss) on investments	756,609	1,147,091	16,390,010	11,017,167	(170,679)	(360,233)	34,669	(53,375)
Change in unrealized gain (loss) on investments	4,154,130	(6,560,887)	185,482,176	(122,145,281)	4,336,645	(2,378,195)	127,782	(63,452)
Reinvested capital gains	-	-	10,825,818	11,124,343	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	7,205,089	(2,837,752)	227,602,341	(73,304,178)	5,105,794	(2,094,151)	225,104	(65,284)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,258,282	1,745,535	427,959,519	356,371,879	3,300,519	3,303,665	65,057	58,876
Transfers between funds	(1,132,309)	(792,921)	(73,636,390)	163,461,571	(1,996,454)	2,295,557	612,256	(144,057)
Redemptions (notes 2, 3 and 4)	(6,808,875)	(6,705,401)	(251,774,918)	(223,934,700)	(6,863,433)	(5,936,527)	(198,727)	(364,796)
Adjustments to maintain reserves	88	623	61	(666)	(504)	83	(31)	9
Net equity transactions	(5,682,814)	(5,752,164)	102,548,272	295,898,085	(5,559,872)	(337,222)	478,555	(449,967)
Net change in contract owners' equity	1,522,275	(8,589,916)	330,150,613	222,593,907	(454,078)	(2,431,373)	703,659	(515,251)
Contract owners' equity beginning of period	57,039,035	65,628,951	3,031,954,547	2,809,360,640	67,730,295	70,161,668	2,948,079	3,463,330
Contract owners' equity end of period	$58,561,310	57,039,035	3,362,105,160	3,031,954,547	67,276,217	67,730,295	3,651,738	2,948,079
CHANGES IN UNITS:
Beginning units	2,634,670	2,895,079	264,067,144	239,086,312	5,180,632	5,222,094	228,067	263,219
Units purchased	463,856	574,421	50,899,640	54,073,953	924,883	782,698	105,303	44,577
Units redeemed	(698,640)	(834,830)	(43,145,709)	(29,093,121)	(1,347,153)	(824,160)	(70,702)	(79,729)
Ending units	2,399,886	2,634,670	271,821,075	264,067,144	4,758,362	5,180,632	262,668	228,067

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVCBD2		NVSTB2		NVBX		SAM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,260,406	1,231,606	1,032,187	1,026,385	18,675	4,058	1,468,501	(550,222)
Realized gain (loss) on investments	(94,822)	(1,314,436)	(1,003,869)	(483,151)	77	(1)	-	-
Change in unrealized gain (loss) on investments	5,316,997	(2,213,320)	3,587,210	(1,590,281)	696	(2,192)	-	-
Reinvested capital gains	-	-	-	-	-	91	-	5,172
Net increase (decrease) in contract owners' equity resulting from operations	6,482,581	(2,296,150)	3,615,528	(1,047,047)	19,448	1,956	1,468,501	(545,050)
Equity transactions:
Purchase payments received from contract owners (note 4)	6,971,388	5,024,871	14,025,257	6,681,290	691,556	169,109	134,678,359	129,238,041
Transfers between funds	4,659,914	(1,026,882)	(14,198,213)	27,406,828	-	1,665	268,169,188	318,806,374
Redemptions (notes 2, 3 and 4)	(9,915,998)	(10,465,861)	(16,384,941)	(12,547,140)	-	-	(465,764,138)	(400,116,693)
Adjustments to maintain reserves	21	210	(36)	21	(2)	(3)	6,117	(521)
Net equity transactions	1,715,325	(6,467,662)	(16,557,933)	21,541,000	691,554	170,771	(62,910,474)	47,927,201
Net change in contract owners' equity	8,197,906	(8,763,812)	(12,942,405)	20,493,953	711,002	172,727	(61,441,973)	47,382,151
Contract owners' equity beginning of period	91,111,595	99,875,407	160,933,701	140,439,748	172,727	-	565,631,666	518,249,515
Contract owners' equity end of period	$99,309,501	91,111,595	147,991,296	160,933,701	883,729	172,727	504,189,693	565,631,666
CHANGES IN UNITS:
Beginning units	7,366,376	7,919,555	15,840,601	13,652,889	16,971	-	48,439,904	45,584,470
Units purchased	2,165,714	1,624,715	4,361,340	4,961,211	63,430	16,971	59,343,695	59,924,879
Units redeemed	(2,043,138)	(2,177,894)	(6,090,291)	(2,773,499)	-	-	(64,521,501)	(57,069,445)
Ending units	7,488,952	7,366,376	14,111,650	15,840,601	80,401	16,971	43,262,098	48,439,904

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVGEII		NJMMA2		NJNDE2		NVMGA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,125	-	(50)	-	202	-	(2,339,087)	(1,201,840)
Realized gain (loss) on investments	3,526	-	13	-	33	-	572,631	1,150,403
Change in unrealized gain (loss) on investments	134,296	-	6,190	-	24,111	-	29,595,239	(33,537,835)
Reinvested capital gains	11,026	-	-	-	-	-	6,911,023	8,817,829
Net increase (decrease) in contract owners' equity resulting from operations	150,973	-	6,153	-	24,346	-	34,739,806	(24,771,443)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,649,815	-	1,014,914	-	660,362	-	42,591,448	57,061,800
Transfers between funds	419,121	-	1,323	-	-	-	890,491	3,854,292
Redemptions (notes 2, 3 and 4)	(1,715)	-	(812)	-	(814)	-	(10,715,517)	(7,996,785)
Adjustments to maintain reserves	20	-	11	-	3	-	(214)	(3)
Net equity transactions	2,067,241	-	1,015,436	-	659,551	-	32,766,208	52,919,304
Net change in contract owners' equity	2,218,214	-	1,021,589	-	683,897	-	67,506,014	28,147,861
Contract owners' equity beginning of period	-	-	-	-	-	-	244,394,241	216,246,380
Contract owners' equity end of period	$2,218,214	-	1,021,589	-	683,897	-	311,900,255	244,394,241
CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	24,609,072	19,669,396
Units purchased	207,401	-	101,362	-	62,448	-	4,764,898	6,675,085
Units redeemed	(1,460)	-	(81)	-	(77)	-	(1,682,473)	(1,735,409)
Ending units	205,941	-	101,281	-	62,371	-	27,691,497	24,609,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMGI2		NVMLG1		NVMLG2		NVMLV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,230,846	(788,253)	233,225	(100,229)	2,596,948	(1,914,690)	627,463	2,575
Realized gain (loss) on investments	909,398	2,471,246	(18,929)	173,831	(21,367)	13,514,395	(104,926)	(139,869)
Change in unrealized gain (loss) on investments	58,109,471	(30,426,570)	848,581	(1,824,827)	11,102,949	(32,276,222)	(84,902)	(663,929)
Reinvested capital gains	18,700,573	13,014,492	1,203,772	1,390,182	14,974,105	17,065,652	246,664	352,256
Net increase (decrease) in contract owners' equity resulting from operations	78,950,288	(15,729,085)	2,266,649	(361,043)	28,652,635	(3,610,865)	684,299	(448,967)
Equity transactions:
Purchase payments received from contract owners (note 4)	122,032,180	110,106,771	106,871	114,658	4,701,138	6,943,391	53,182	83,846
Transfers between funds	(564,094)	(16,132,054)	(488,443)	181,883	(7,142,025)	(4,939,358)	(307,830)	(237,913)
Redemptions (notes 2, 3 and 4)	(17,792,111)	(11,438,019)	(1,062,688)	(1,124,412)	(11,174,867)	(14,356,201)	(398,783)	(646,605)
Adjustments to maintain reserves	(353)	47	454	(41)	56	(51)	(3,163)	7
Net equity transactions	103,675,622	82,536,745	(1,443,806)	(827,912)	(13,615,698)	(12,352,220)	(656,594)	(800,665)
Net change in contract owners' equity	182,625,910	66,807,660	822,843	(1,188,955)	15,036,937	(15,963,085)	27,705	(1,249,632)
Contract owners' equity beginning of period	336,470,615	269,662,955	8,362,113	9,551,068	105,120,440	121,083,525	3,047,188	4,296,820
Contract owners' equity end of period	$519,096,525	336,470,615	9,184,956	8,362,113	120,157,377	105,120,440	3,074,893	3,047,188
CHANGES IN UNITS:
Beginning units	26,846,222	20,695,623	448,327	489,827	5,938,578	6,516,758	171,784	211,341
Units purchased	10,292,329	8,793,408	28,424	44,946	818,452	2,014,662	16,093	19,431
Units redeemed	(2,756,352)	(2,642,809)	(94,665)	(86,446)	(1,463,291)	(2,592,842)	(47,819)	(58,988)
Ending units	34,382,199	26,846,222	382,086	448,327	5,293,739	5,938,578	140,058	171,784

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMLV2		NVMMG1		NVMMG2		NVMIG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$16,019,792	(287,291)	(2,308,574)	(2,377,224)	(1,779,292)	(1,823,691)	(19,612)	(60,182)
Realized gain (loss) on investments	(1,428,375)	(2,164,067)	6,629,580	8,782,441	(5,070,783)	(874,162)	(388,170)	(189,533)
Change in unrealized gain (loss) on investments	(4,645,527)	(15,272,615)	2,119,857	(50,120,110)	10,786,045	(26,314,415)	4,700,681	(5,575,534)
Reinvested capital gains	5,625,297	7,707,695	44,016,105	31,816,800	29,545,635	21,485,657	1,343,193	1,725,469
Net increase (decrease) in contract owners' equity resulting from operations	15,571,187	(10,016,278)	50,456,968	(11,898,093)	33,481,605	(7,526,611)	5,636,092	(4,099,780)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,478,788	3,401,339	1,523,950	1,756,474	4,904,039	6,149,739	160,605	345,476
Transfers between funds	3,841,155	(8,910,389)	(1,867,508)	(2,592,938)	8,663,181	(17,322,361)	(252,156)	(49,932)
Redemptions (notes 2, 3 and 4)	(6,258,174)	(6,626,680)	(17,902,178)	(19,023,874)	(12,849,049)	(13,480,385)	(2,136,762)	(2,394,100)
Adjustments to maintain reserves	(192)	76	175	(24)	(20)	38	(967)	(124)
Net equity transactions	1,061,577	(12,135,654)	(18,245,561)	(19,860,361)	718,151	(24,652,970)	(2,229,280)	(2,098,680)
Net change in contract owners' equity	16,632,764	(22,151,932)	32,211,407	(31,758,454)	34,199,756	(32,179,581)	3,406,812	(6,198,460)
Contract owners' equity beginning of period	66,500,699	88,652,631	146,634,724	178,393,178	94,349,393	126,528,974	18,825,073	25,023,533
Contract owners' equity end of period	$83,133,463	66,500,699	178,846,131	146,634,724	128,549,149	94,349,393	22,231,885	18,825,073
CHANGES IN UNITS:
Beginning units	4,631,844	5,374,554	8,287,039	9,267,604	5,598,301	6,895,043	1,994,973	2,185,527
Units purchased	761,693	650,159	121,840	141,763	1,622,679	730,029	23,963	62,992
Units redeemed	(702,710)	(1,392,869)	(951,632)	(1,122,328)	(1,548,592)	(2,026,771)	(225,343)	(253,546)
Ending units	4,690,827	4,631,844	7,457,247	8,287,039	5,672,388	5,598,301	1,793,593	1,994,973

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMIG6		NVRE1		NVRE2		NVMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(552,693)	(444,844)	147,271	203,975	(41,059)	(7,647)	11,590	5,661
Realized gain (loss) on investments	3,727,688	4,790,751	(1,076,756)	(3,215,420)	(1,423,079)	(4,987,974)	(27,080)	16,783
Change in unrealized gain (loss) on investments	16,388,068	(31,597,507)	11,769,139	755,114	23,025,386	278,460	38,668	(231,171)
Reinvested capital gains	5,912,227	7,996,527	-	-	-	-	114,157	107,363
Net increase (decrease) in contract owners' equity resulting from operations	25,475,290	(19,255,073)	10,839,654	(2,256,331)	21,561,248	(4,717,161)	137,335	(101,364)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,124,069	1,420,141	519,095	514,254	2,999,734	2,015,422	(971)	240,673
Transfers between funds	(3,281,369)	4,067,078	(483,738)	(1,307,193)	5,008,440	(4,241,581)	(74,798)	(165,287)
Redemptions (notes 2, 3 and 4)	(10,939,256)	(12,620,392)	(4,960,873)	(5,097,870)	(9,565,206)	(8,213,034)	(39,389)	(23,655)
Adjustments to maintain reserves	(83)	(37)	(49)	(9)	(88)	112	3	3
Net equity transactions	(13,096,639)	(7,133,209)	(4,925,565)	(5,890,817)	(1,557,120)	(10,439,081)	(115,155)	51,735
Net change in contract owners' equity	12,378,651	(26,388,282)	5,914,089	(8,147,148)	20,004,128	(15,156,242)	22,180	(49,629)
Contract owners' equity beginning of period	86,197,305	112,585,587	38,923,199	47,070,347	77,652,300	92,808,542	626,375	676,004
Contract owners' equity end of period	$98,575,956	86,197,305	44,837,288	38,923,199	97,656,428	77,652,300	648,555	626,375
CHANGES IN UNITS:
Beginning units	8,452,066	9,061,611	2,737,930	3,139,271	5,777,988	6,517,308	40,741	37,926
Units purchased	666,371	1,108,055	88,471	76,251	1,213,815	421,196	274	15,527
Units redeemed	(1,733,774)	(1,717,600)	(381,437)	(477,592)	(1,320,260)	(1,160,516)	(6,807)	(12,712)
Ending units	7,384,663	8,452,066	2,444,964	2,737,930	5,671,543	5,777,988	34,208	40,741

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMMV2		NVNMO1		NVNMO2		NVNSR1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,787,439	(990,886)	(509,008)	(616,226)	(396,943)	(457,328)	(10,222)	(14,390)
Realized gain (loss) on investments	(6,544,540)	2,990,313	2,231,541	3,143,671	1,324,883	1,123,674	(81,247)	(31,900)
Change in unrealized gain (loss) on investments	9,982,958	(82,241,631)	9,171,508	(14,357,331)	5,204,244	(7,593,896)	339,592	(349,371)
Reinvested capital gains	40,213,968	44,244,288	5,862,075	7,763,536	3,343,833	4,380,874	200,511	233,530
Net increase (decrease) in contract owners' equity resulting from operations	45,439,825	(35,997,916)	16,756,116	(4,066,350)	9,476,017	(2,546,676)	448,634	(162,131)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,870,048	3,747,176	454,211	666,389	3,448,248	6,993,532	51,240	85,687
Transfers between funds	(3,325,488)	(6,630,827)	(809,560)	(603,524)	(1,228,082)	(3,935,410)	(52,964)	171,815
Redemptions (notes 2, 3 and 4)	(25,040,142)	(26,842,451)	(6,674,205)	(7,703,270)	(5,170,758)	(4,068,816)	(387,637)	(257,589)
Adjustments to maintain reserves	17	91	(60)	17	(432)	56	(42)	(3)
Net equity transactions	(25,495,565)	(29,726,010)	(7,029,614)	(7,640,387)	(2,951,024)	(1,010,638)	(389,403)	(90)
Net change in contract owners' equity	19,944,260	(65,723,926)	9,726,502	(11,706,737)	6,524,993	(3,557,314)	59,231	(162,221)
Contract owners' equity beginning of period	211,654,527	277,378,453	66,242,111	77,948,848	36,589,390	40,146,704	2,043,477	2,205,698
Contract owners' equity end of period	$231,598,787	211,654,527	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477
CHANGES IN UNITS:
Beginning units	11,449,717	12,848,908	3,929,899	4,345,281	2,256,041	2,319,444	115,207	115,638
Units purchased	424,367	366,691	36,440	55,527	403,190	786,281	5,377	25,482
Units redeemed	(1,613,121)	(1,765,882)	(400,441)	(470,909)	(556,352)	(849,684)	(25,267)	(25,913)
Ending units	10,260,963	11,449,717	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVNSR2		NVAMV1		NVAMV2		NVOLG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(845,151)	(1,105,715)	475,718	10,216	1,617,278	(542,399)	1,305,605	(2,230,873)
Realized gain (loss) on investments	6,641,110	7,426,223	485,656	1,013,724	(1,850,167)	4,380,443	9,742,258	12,723,825
Change in unrealized gain (loss) on investments	5,270,364	(24,473,148)	3,284,602	(7,833,295)	18,104,147	(33,380,021)	4,696,528	(51,686,756)
Reinvested capital gains	11,257,304	11,452,954	4,051,728	2,692,475	17,876,349	11,649,477	96,430,002	35,168,385
Net increase (decrease) in contract owners' equity resulting from operations	22,323,627	(6,699,686)	8,297,704	(4,116,880)	35,747,607	(17,892,500)	112,174,393	(6,025,419)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,957,837	2,043,461	444,447	514,837	4,942,210	6,939,343	2,982,662	4,342,458
Transfers between funds	(1,327,303)	(7,196,880)	(522,107)	(1,231,880)	(3,966,150)	(9,426,458)	(4,879,185)	(6,191,176)
Redemptions (notes 2, 3 and 4)	(11,423,659)	(14,264,912)	(4,626,335)	(4,836,390)	(14,934,465)	(16,881,810)	(38,541,417)	(41,127,366)
Adjustments to maintain reserves	(20)	19	124	(36)	76	(48)	981	(1,523)
Net equity transactions	(10,793,145)	(19,418,313)	(4,703,871)	(5,553,470)	(13,958,329)	(19,368,973)	(40,436,959)	(42,977,606)
Net change in contract owners' equity	11,530,482	(26,117,999)	3,593,833	(9,670,350)	21,789,278	(37,261,473)	71,737,434	(49,003,025)
Contract owners' equity beginning of period	93,668,001	119,786,000	34,913,126	44,583,476	148,522,167	185,783,640	327,755,997	376,759,022
Contract owners' equity end of period	$105,198,483	93,668,001	38,506,959	34,913,126	170,311,445	148,522,167	399,493,431	327,755,997
CHANGES IN UNITS:
Beginning units	5,445,148	6,457,892	1,423,536	1,625,882	6,265,951	6,997,342	11,104,064	12,431,015
Units purchased	980,238	211,598	28,916	33,188	500,673	529,765	144,812	207,414
Units redeemed	(1,499,733)	(1,224,342)	(199,428)	(235,534)	(1,011,270)	(1,261,156)	(1,273,572)	(1,534,365)
Ending units	4,925,653	5,445,148	1,253,024	1,423,536	5,755,354	6,265,951	9,975,304	11,104,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVOLG2		NVTIV3		DTRTFB		TRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(9,583)	(2,880,734)	1,708,201	815,950	163,109	68,502	(226,179)	(341,121)
Realized gain (loss) on investments	(4,385,492)	12,537,334	1,676,428	(186,177)	26,958	(3,290)	8,613,128	5,412,533
Change in unrealized gain (loss) on investments	16,051,245	(38,596,452)	(860,109)	(37,965,243)	103,335	(49,953)	16,498,962	(6,081,029)
Reinvested capital gains	68,289,238	25,233,914	16,421,785	2,154,399	-	-	5,358,500	-
Net increase (decrease) in contract owners' equity resulting from operations	79,945,408	(3,705,938)	18,946,305	(35,181,071)	293,402	15,259	30,244,411	(1,009,617)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,039,861	7,252,168	4,078,392	4,880,709	1,487,721	1,075,810	1,145,526	1,467,516
Transfers between funds	13,754,398	(26,081,798)	14,144,987	9,391,728	3,869,032	2,252,750	(1,289,921)	(551,911)
Redemptions (notes 2, 3 and 4)	(25,391,347)	(28,892,188)	(18,641,037)	(22,033,592)	(216,231)	(38,637)	(12,583,393)	(14,905,018)
Adjustments to maintain reserves	580	(323)	(5)	156	(47)	(13)	293	(252)
Net equity transactions	(6,596,508)	(47,722,141)	(417,663)	(7,760,999)	5,140,475	3,289,911	(12,727,495)	(13,989,666)
Net change in contract owners' equity	73,348,900	(51,428,079)	18,528,642	(42,942,070)	5,433,877	3,305,170	17,516,916	(14,999,283)
Contract owners' equity beginning of period	232,110,540	283,538,619	171,371,562	214,313,632	3,305,170	-	113,969,832	128,969,115
Contract owners' equity end of period	$305,459,440	232,110,540	189,900,204	171,371,562	8,739,047	3,305,170	131,486,748	113,969,832
CHANGES IN UNITS:
Beginning units	8,197,306	9,719,315	12,328,795	12,810,235	327,763	-	1,054,265	1,184,299
Units purchased	1,635,828	835,015	1,882,174	1,410,706	573,492	370,592	19,611	13,494
Units redeemed	(1,841,800)	(2,357,024)	(1,891,624)	(1,892,146)	(75,322)	(42,829)	(136,715)	(143,528)
Ending units	7,991,334	8,197,306	12,319,345	12,328,795	825,933	327,763	937,161	1,054,265

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TRF2		EIF		EIF2		SCGF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(627,212)	(777,520)	55,536	48,187	803,645	476,909	(80,482)	(83,551)
Realized gain (loss) on investments	14,753,218	12,434,552	(30,301)	12,960	6,796,829	6,665,530	(128,166)	(138,478)
Change in unrealized gain (loss) on investments	6,215,676	(12,693,515)	720,030	(605,068)	43,237,510	(51,716,446)	290,025	(1,082,099)
Reinvested capital gains	4,631,916	-	146,201	271,617	11,573,711	23,152,907	1,667,975	726,509
Net increase (decrease) in contract owners' equity resulting from operations	24,973,598	(1,036,483)	891,466	(272,304)	62,411,695	(21,421,100)	1,749,352	(577,619)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,601,250	2,411,856	784,144	2,698,268	54,818,300	64,467,404	82,071	124,701
Transfers between funds	1,979,516	(6,763,359)	67,828	(198,660)	2,609,524	(8,067,877)	(113,048)	(19,232)
Redemptions (notes 2, 3 and 4)	(12,535,194)	(13,147,975)	(557,835)	(110,349)	(19,018,448)	(17,263,808)	(487,260)	(630,183)
Adjustments to maintain reserves	18	(31)	(16)	11	90	60	(52)	(58)
Net equity transactions	(5,954,410)	(17,499,509)	294,121	2,389,270	38,409,466	39,135,779	(518,289)	(524,772)
Net change in contract owners' equity	19,019,188	(18,535,992)	1,185,587	2,116,966	100,821,161	17,714,679	1,231,063	(1,102,391)
Contract owners' equity beginning of period	93,592,409	112,128,401	3,200,981	1,084,015	226,596,116	208,881,437	5,337,564	6,439,955
Contract owners' equity end of period	$112,611,597	93,592,409	4,386,568	3,200,981	327,417,277	226,596,116	6,568,627	5,337,564
CHANGES IN UNITS:
Beginning units	3,413,423	4,014,588	207,195	64,704	8,038,252	6,803,971	420,135	461,080
Units purchased	757,632	161,961	55,456	165,014	2,429,342	2,397,616	60,173	82,212
Units redeemed	(927,379)	(763,126)	(38,521)	(22,523)	(1,228,386)	(1,163,335)	(94,617)	(123,157)
Ending units	3,243,676	3,413,423	224,130	207,195	9,239,208	8,038,252	385,691	420,135

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCGF2		SCF		SCF2		GEM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(580,760)	(589,434)	(750,308)	(891,686)	(601,305)	(672,233)	91,008	(60,283)
Realized gain (loss) on investments	(293,111)	(2,072,864)	899,993	2,597,583	(2,453,956)	926,773	131,937	242,622
Change in unrealized gain (loss) on investments	158,252	(6,057,765)	5,795,975	(26,176,997)	6,559,275	(17,073,544)	1,338,309	(2,069,335)
Reinvested capital gains	10,937,783	4,403,766	6,641,946	15,969,097	4,811,073	11,062,698	-	-
Net increase (decrease) in contract owners' equity resulting from operations	10,222,164	(4,316,297)	12,587,606	(8,502,003)	8,315,087	(5,756,306)	1,561,254	(1,886,996)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,127,553	3,166,178	353,335	461,149	1,384,344	1,328,192	293,943	248,067
Transfers between funds	206,502	931,013	(1,099,718)	(1,064,661)	53,394	(1,559,253)	(155,597)	(281,709)
Redemptions (notes 2, 3 and 4)	(2,910,891)	(3,272,986)	(5,260,034)	(7,224,150)	(3,779,487)	(4,798,013)	(846,039)	(1,161,755)
Adjustments to maintain reserves	(421)	(42)	2,273	455	(347)	(71)	(686)	622
Net equity transactions	(577,257)	824,163	(6,004,144)	(7,827,207)	(2,342,096)	(5,029,145)	(708,379)	(1,194,774)
Net change in contract owners' equity	9,644,907	(3,492,134)	6,583,462	(16,329,210)	5,972,991	(10,785,451)	852,875	(3,081,770)
Contract owners' equity beginning of period	31,277,090	34,769,224	54,099,761	70,428,971	35,355,133	46,140,584	7,954,870	11,036,640
Contract owners' equity end of period	$40,921,997	31,277,090	60,683,223	54,099,761	41,328,124	35,355,133	8,807,745	7,954,870
CHANGES IN UNITS:
Beginning units	1,224,052	1,227,824	888,494	1,004,309	1,077,040	1,205,338	400,658	452,326
Units purchased	296,499	501,084	16,309	13,448	114,181	81,087	66,444	63,438
Units redeemed	(319,909)	(504,856)	(98,233)	(129,263)	(171,754)	(209,385)	(92,415)	(115,106)
Ending units	1,200,642	1,224,052	806,570	888,494	1,019,467	1,077,040	374,687	400,658

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GEM2		GIG		NVIE6		SCVF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$305,314	(698,563)	175,445	118,808	325,037	108,871	(71,887)	(201,275)
Realized gain (loss) on investments	288,774	2,326,366	(40,710)	158,153	(276,655)	2,345,202	550,254	1,916,495
Change in unrealized gain (loss) on investments	9,173,147	(13,325,589)	1,593,391	(3,085,892)	4,857,869	(10,312,723)	(4,023,582)	(11,736,813)
Reinvested capital gains	-	-	645,702	83,763	1,907,829	229,734	7,373,925	4,944,715
Net increase (decrease) in contract owners' equity resulting from operations	9,767,235	(11,697,786)	2,373,828	(2,725,168)	6,814,080	(7,628,916)	3,828,710	(5,076,878)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,029,528	5,102,671	241,568	881,773	1,985,948	3,952,006	321,666	383,558
Transfers between funds	(1,217,513)	(6,797,147)	(751,559)	66,367	(1,591,039)	(4,343,414)	(431,245)	(662,510)
Redemptions (notes 2, 3 and 4)	(4,605,580)	(5,762,634)	(2,067,816)	(1,922,498)	(4,281,768)	(3,962,279)	(2,830,041)	(3,452,243)
Adjustments to maintain reserves	(477)	(63)	273	27	(10)	31	76	(88)
Net equity transactions	(3,794,042)	(7,457,173)	(2,577,534)	(974,331)	(3,886,869)	(4,353,656)	(2,939,544)	(3,731,283)
Net change in contract owners' equity	5,973,193	(19,154,959)	(203,706)	(3,699,499)	2,927,211	(11,982,572)	889,166	(8,808,161)
Contract owners' equity beginning of period	48,975,547	68,130,506	14,489,968	18,189,467	40,793,626	52,776,198	22,998,562	31,806,723
Contract owners' equity end of period	$54,948,740	48,975,547	14,286,262	14,489,968	43,720,837	40,793,626	23,887,728	22,998,562
CHANGES IN UNITS:
Beginning units	1,701,880	1,953,769	1,056,569	1,111,699	4,687,087	5,107,600	644,567	734,822
Units purchased	208,285	445,388	25,345	92,592	550,372	815,341	21,407	20,904
Units redeemed	(329,419)	(697,277)	(194,026)	(147,722)	(946,750)	(1,235,854)	(94,094)	(111,159)
Ending units	1,580,746	1,701,880	887,888	1,056,569	4,290,709	4,687,087	571,880	644,567

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCVF2		GVAGG2		GVAGR2		GVAGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(242,885)	(458,757)	(2,951,738)	(4,367,169)	(7,106,312)	(7,478,332)	(4,501,197)	(15,092,254)
Realized gain (loss) on investments	(2,764,139)	(443,171)	11,151,511	11,244,628	22,212,277	45,661,848	68,482,858	118,796,905
Change in unrealized gain (loss) on investments	(2,883,314)	(13,660,912)	57,377,842	(58,849,838)	45,928,624	(102,883,549)	333,113,418	(450,860,185)
Reinvested capital gains	11,286,911	7,176,182	28,599,372	17,453,965	84,344,657	56,261,054	301,949,354	247,543,198
Net increase (decrease) in contract owners' equity resulting from operations	5,396,573	(7,386,658)	94,176,987	(34,518,414)	145,379,246	(8,438,979)	699,044,433	(99,612,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,001,527	1,460,953	23,234,152	26,656,534	47,428,561	42,968,011	360,938,121	301,723,570
Transfers between funds	(178,799)	(833,025)	(3,558,361)	(3,492,636)	(14,490,876)	(44,561,576)	9,436,526	(182,857,928)
Redemptions (notes 2, 3 and 4)	(3,138,150)	(3,403,691)	(26,834,642)	(31,378,573)	(51,020,328)	(49,582,677)	(269,379,536)	(240,788,245)
Adjustments to maintain reserves	(336)	(81)	(138)	(34)	136	(39)	1,301	(1,366)
Net equity transactions	(2,315,758)	(2,775,844)	(7,158,989)	(8,214,710)	(18,082,507)	(51,176,281)	100,996,412	(121,923,968)
Net change in contract owners' equity	3,080,815	(10,162,502)	87,017,998	(42,733,124)	127,296,739	(59,615,260)	800,040,845	(221,536,304)
Contract owners' equity beginning of period	32,406,291	42,568,793	287,157,721	329,890,845	516,193,490	575,808,750	2,852,932,413	3,074,468,717
Contract owners' equity end of period	$35,487,106	32,406,291	374,175,719	287,157,721	643,490,229	516,193,490	3,652,973,258	2,852,932,413
CHANGES IN UNITS:
Beginning units	987,854	1,059,738	15,904,781	16,304,900	25,709,376	28,116,220	169,771,107	176,625,407
Units purchased	121,142	134,954	2,338,267	2,510,424	3,435,384	3,839,065	29,714,824	21,374,055
Units redeemed	(181,634)	(206,838)	(2,650,702)	(2,910,543)	(4,202,804)	(6,245,909)	(24,439,000)	(28,228,355)
Ending units	927,362	987,854	15,592,346	15,904,781	24,941,956	25,709,376	175,046,931	169,771,107

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVDIVI		GVDIV2		NVSIX2		GVIX2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$479,653	75,831	10,951,298	1,460,853	(597,986)	(421,887)	72,354	53,086
Realized gain (loss) on investments	(50,840)	(9,577)	(1,279,662)	(277,382)	(2,940,718)	(79,023)	37,761	17,814
Change in unrealized gain (loss) on investments	(211,448)	(565,573)	(4,905,924)	(11,971,332)	(14,450,894)	(24,049,202)	374,499	(441,191)
Reinvested capital gains	92,297	-	2,114,428	-	38,288,355	11,733,994	5,375	-
Net increase (decrease) in contract owners' equity resulting from operations	309,662	(499,319)	6,880,140	(10,787,861)	20,298,757	(12,816,118)	489,989	(370,291)
Equity transactions:
Purchase payments received from contract owners (note 4)	34,571	64,483	1,394,422	1,981,725	12,868,858	18,446,966	193,209	1,122,527
Transfers between funds	70,926	(319,694)	4,085,834	2,518,783	139,987	(3,716,116)	(84,859)	280,643
Redemptions (notes 2, 3 and 4)	(238,465)	(278,611)	(5,938,346)	(6,455,537)	(4,691,174)	(4,543,129)	(172,937)	(61,971)
Adjustments to maintain reserves	(51)	14	(461)	(33)	(437)	(54)	(19)	2
Net equity transactions	(133,019)	(533,809)	(458,551)	(1,955,062)	8,317,234	10,187,666	(64,606)	1,341,201
Net change in contract owners' equity	176,643	(1,033,128)	6,421,589	(12,742,923)	28,615,991	(2,628,452)	425,383	970,910
Contract owners' equity beginning of period	2,142,588	3,175,716	46,553,847	59,296,770	84,530,383	87,158,835	2,333,786	1,362,876
Contract owners' equity end of period	$2,319,231	2,142,588	52,975,436	46,553,847	113,146,374	84,530,383	2,759,169	2,333,786
CHANGES IN UNITS:
Beginning units	245,331	297,403	3,238,080	3,357,520	5,983,119	5,388,295	215,853	107,945
Units purchased	19,745	15,457	585,821	544,667	1,467,123	1,598,434	21,622	117,069
Units redeemed	(34,122)	(67,529)	(611,566)	(664,107)	(941,862)	(1,003,610)	(26,277)	(9,161)
Ending units	230,954	245,331	3,212,335	3,238,080	6,508,380	5,983,119	211,198	215,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIX8		MCIF		GVEX2		GVIDA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,571,883	742,463	(465,412)	(520,301)	2,694,312	(371,563)	511,267	(373,964)
Realized gain (loss) on investments	270,981	682,978	6,001,853	6,814,168	11,566,295	10,859,386	8,150,856	13,445,287
Change in unrealized gain (loss) on investments	14,103,605	(15,856,682)	6,156,457	(59,957,970)	137,277,218	(76,513,657)	8,211,447	(44,777,087)
Reinvested capital gains	186,217	-	39,910,116	22,609,845	31,932,459	21,505,397	13,735,105	14,202,162
Net increase (decrease) in contract owners' equity resulting from operations	16,132,686	(14,431,241)	51,603,014	(31,054,258)	183,470,284	(44,520,437)	30,608,675	(17,503,602)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,329,450	15,483,162	22,391,003	27,848,281	107,657,108	109,296,078	2,913,490	7,884,793
Transfers between funds	1,304,129	2,124,123	539,358	(7,983,018)	(17,023,123)	(12,274,129)	(5,979,928)	(8,612,022)
Redemptions (notes 2, 3 and 4)	(5,444,619)	(4,238,763)	(18,229,362)	(17,282,671)	(40,595,278)	(42,825,225)	(15,777,217)	(20,723,853)
Adjustments to maintain reserves	(440)	38	(44)	263	(40)	(118)	82	32
Net equity transactions	7,188,520	13,368,560	4,700,955	2,582,855	50,038,667	54,196,607	(18,843,573)	(21,451,050)
Net change in contract owners' equity	23,321,206	(1,062,681)	56,303,969	(28,471,403)	233,508,951	9,676,170	11,765,102	(38,954,652)
Contract owners' equity beginning of period	80,143,069	81,205,750	212,815,278	241,286,681	626,339,778	616,663,608	147,600,435	186,555,087
Contract owners' equity end of period	$103,464,275	80,143,069	269,119,247	212,815,278	859,848,729	626,339,778	159,365,537	147,600,435
CHANGES IN UNITS:
Beginning units	8,362,077	7,174,717	6,128,379	6,064,937	39,634,312	36,584,258	5,818,163	6,560,953
Units purchased	1,671,267	2,076,796	1,248,668	1,171,346	8,981,637	9,656,213	141,217	625,835
Units redeemed	(999,081)	(889,436)	(1,123,466)	(1,107,904)	(6,401,072)	(6,606,159)	(801,260)	(1,368,625)
Ending units	9,034,263	8,362,077	6,253,581	6,128,379	42,214,877	39,634,312	5,158,120	5,818,163

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMAA2		GVDMA		GVIDM		GVDMC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,271,703	(1,650,134)	3,498,047	350,470	13,173,702	5,675,946	4,766,090	3,018,103
Realized gain (loss) on investments	1,917,432	827,956	27,759,548	33,733,599	(7,335,634)	2,241,505	14,984,145	4,637,364
Change in unrealized gain (loss) on investments	248,897,323	(191,171,667)	28,438,358	(172,170,464)	117,026,588	(345,329,677)	23,432,868	(88,299,573)
Reinvested capital gains	58,306,944	81,105,626	63,771,904	72,044,411	184,325,769	182,494,985	36,823,064	41,484,041
Net increase (decrease) in contract owners' equity resulting from operations	317,393,402	(110,888,219)	123,467,857	(66,041,984)	307,190,425	(154,917,241)	80,006,167	(39,160,065)
Equity transactions:
Purchase payments received from contract owners (note 4)	345,551,020	317,545,912	9,018,225	11,113,464	17,585,479	27,382,532	16,209,475	15,724,070
Transfers between funds	38,469,872	70,761,985	(23,413,591)	(22,645,424)	(24,421,738)	(54,795,552)	(5,248,476)	(4,925,302)
Redemptions (notes 2, 3 and 4)	(102,307,537)	(72,987,850)	(84,303,078)	(99,346,910)	(214,637,078)	(235,521,960)	(80,914,419)	(80,483,391)
Adjustments to maintain reserves	(3,240)	2,655	50,058	(1,419)	20,894	(20,651)	238	156
Net equity transactions	281,710,115	315,322,702	(98,648,386)	(110,880,290)	(221,452,443)	(262,955,632)	(69,953,182)	(69,684,466)
Net change in contract owners' equity	599,103,517	204,434,483	24,819,471	(176,922,274)	85,737,982	(417,872,873)	10,052,985	(108,844,531)
Contract owners' equity beginning of period	1,703,853,239	1,499,418,756	655,639,526	832,561,800	2,004,731,980	2,422,604,853	703,492,503	812,337,034
Contract owners' equity end of period	$2,302,956,756	1,703,853,239	680,458,997	655,639,526	2,090,469,962	2,004,731,980	713,545,488	703,492,503
CHANGES IN UNITS:
Beginning units	153,008,686	126,440,617	27,509,783	31,674,347	100,698,428	113,080,530	41,053,128	44,950,379
Units purchased	34,923,216	35,142,926	449,389	700,575	3,700,694	2,468,397	2,023,927	2,043,328
Units redeemed	(11,793,422)	(8,574,857)	(4,107,475)	(4,865,139)	(13,766,776)	(14,850,499)	(5,829,004)	(5,940,579)
Ending units	176,138,480	153,008,686	23,851,697	27,509,783	90,632,346	100,698,428	37,248,051	41,053,128

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIDC		GVAAA2		NVCRA2		NVCMA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,001,246	2,979,361	8,846,720	(21,567,623)	771,484	77,395	3,762,595	1,248,164
Realized gain (loss) on investments	(7,016,871)	(3,428,241)	239,173,773	162,349,396	(1,159,082)	(881,096)	(3,759,725)	423,579
Change in unrealized gain (loss) on investments	36,829,703	(31,649,185)	430,187,040	(893,029,411)	8,365,664	(9,548,966)	26,174,829	(57,193,774)
Reinvested capital gains	11,665,066	11,940,847	436,261,026	341,399,975	5,368,736	1,400,459	29,993,449	19,354,216
Net increase (decrease) in contract owners' equity resulting from operations	45,479,144	(20,157,218)	1,114,468,559	(410,847,663)	13,346,802	(8,952,208)	56,171,148	(36,167,815)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,528,826	15,602,208	379,191,548	336,069,270	3,731,112	4,451,004	3,470,488	6,252,575
Transfers between funds	73,317,874	38,851,274	(8,284,771)	42,008,625	(962,635)	(3,319,227)	(6,892,309)	(9,901,698)
Redemptions (notes 2, 3 and 4)	(140,090,953)	(115,146,395)	(706,011,519)	(659,600,418)	(5,080,301)	(5,006,065)	(31,751,574)	(40,240,042)
Adjustments to maintain reserves	183	95	1,919	(1,470)	(170)	(72)	(107)	65
Net equity transactions	(51,244,070)	(60,692,819)	(335,102,823)	(281,523,993)	(2,311,994)	(3,874,360)	(35,173,502)	(43,889,100)
Net change in contract owners' equity	(5,764,926)	(80,850,037)	779,365,736	(692,371,656)	11,034,808	(12,826,568)	20,997,646	(80,056,915)
Contract owners' equity beginning of period	587,674,624	668,524,661	5,987,024,415	6,679,396,071	61,103,892	73,930,460	289,247,189	369,304,104
Contract owners' equity end of period	$581,909,698	587,674,624	6,766,390,151	5,987,024,415	72,138,700	61,103,892	310,244,835	289,247,189
CHANGES IN UNITS:
Beginning units	41,086,948	45,224,620	363,160,318	379,710,213	4,587,657	4,871,759	21,482,129	24,451,473
Units purchased	10,617,103	7,562,108	33,062,711	32,139,289	408,183	390,851	432,529	796,727
Units redeemed	(14,087,517)	(11,699,780)	(51,954,062)	(48,689,184)	(570,574)	(674,953)	(2,741,256)	(3,766,071)
Ending units	37,616,534	41,086,948	344,268,967	363,160,318	4,425,266	4,587,657	19,173,402	21,482,129

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCA2		NVCMD2		NVCRB2		NVCMC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$30,641,503	12,082,862	28,240,109	12,827,427	23,285,998	15,267,983	7,830,878	5,141,349
Realized gain (loss) on investments	(1,981,561)	36,926,764	4,036,280	36,562,752	14,950,857	29,768,140	(2,290,779)	3,096,067
Change in unrealized gain (loss) on investments	154,317,605	(414,176,923)	149,304,239	(383,330,682)	103,875,699	(317,141,748)	44,640,433	(86,788,956)
Reinvested capital gains	218,064,619	123,441,637	174,592,903	121,116,144	130,413,547	109,458,295	35,297,950	31,104,323
Net increase (decrease) in contract owners' equity resulting from operations	401,042,166	(241,725,660)	356,173,531	(212,824,359)	272,526,101	(162,647,330)	85,478,482	(47,447,217)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,429,673	20,245,929	18,750,074	18,726,673	48,176,610	48,392,017	12,561,001	16,775,837
Transfers between funds	(31,888,348)	(19,948,884)	(38,749,902)	(39,902,104)	(24,153,067)	(51,175,872)	(6,247,081)	(13,867,885)
Redemptions (notes 2, 3 and 4)	(248,976,578)	(270,039,154)	(233,979,822)	(240,177,670)	(192,344,492)	(181,797,930)	(75,882,805)	(70,790,038)
Adjustments to maintain reserves	(5,933)	261	(63)	192	(52)	323	203	49
Net equity transactions	(268,441,186)	(269,741,848)	(253,979,713)	(261,352,909)	(168,321,001)	(184,581,461)	(69,568,682)	(67,882,037)
Net change in contract owners' equity	132,600,980	(511,467,508)	102,193,818	(474,177,268)	104,205,100	(347,228,791)	15,909,800	(115,329,254)
Contract owners' equity beginning of period	2,264,878,130	2,776,345,638	2,264,265,546	2,738,442,814	1,939,316,377	2,286,545,168	703,698,360	819,027,614
Contract owners' equity end of period	$2,397,479,110	2,264,878,130	2,366,459,364	2,264,265,546	2,043,521,477	1,939,316,377	719,608,160	703,698,360
CHANGES IN UNITS:
Beginning units	167,139,954	185,428,749	169,751,666	187,940,542	148,478,478	161,832,789	55,035,016	60,127,400
Units purchased	5,156,332	4,990,320	4,447,314	3,771,878	5,848,586	6,335,270	2,437,396	2,705,091
Units redeemed	(23,009,059)	(23,279,115)	(21,863,284)	(21,960,754)	(17,780,778)	(19,689,581)	(7,535,758)	(7,797,475)
Ending units	149,287,227	167,139,954	152,335,696	169,751,666	136,546,286	148,478,478	49,936,654	55,035,016

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCN2		NVDBL2		NVDCA2		NVLM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,129,070	4,197,471	10,967,757	6,501,270	7,868,587	2,267,299	(28,638)	1,747
Realized gain (loss) on investments	(5,114,554)	(4,289,679)	19,916,421	27,946,856	25,369,177	32,969,850	160,078	46,921
Change in unrealized gain (loss) on investments	40,579,434	(30,633,306)	69,396,569	(194,420,741)	95,168,035	(236,552,000)	1,743,424	(2,013,743)
Reinvested capital gains	11,535,298	3,795,662	90,328,521	64,368,689	100,446,388	88,646,903	323,936	554,519
Net increase (decrease) in contract owners' equity resulting from operations	53,129,248	(26,929,852)	190,609,268	(95,603,926)	228,852,187	(112,667,948)	2,198,800	(1,410,556)
Equity transactions:
Purchase payments received from contract owners (note 4)	22,774,430	13,621,616	51,891,897	53,335,694	6,124,528	10,918,284	992,895	1,964,439
Transfers between funds	61,826,952	28,800,750	(16,748,300)	(11,497,512)	(15,059,188)	194,037	1,511,436	4,794,136
Redemptions (notes 2, 3 and 4)	(126,237,229)	(106,519,929)	(128,187,937)	(122,612,561)	(134,648,433)	(137,747,308)	(1,078,893)	(421,199)
Adjustments to maintain reserves	41	186	(50)	(18)	(551)	194	(115)	(36)
Net equity transactions	(41,635,806)	(64,097,377)	(93,044,390)	(80,774,396)	(143,583,644)	(126,634,793)	1,425,323	6,337,340
Net change in contract owners' equity	11,493,442	(91,027,229)	97,564,878	(176,378,322)	85,268,543	(239,302,741)	3,624,123	4,926,784
Contract owners' equity beginning of period	605,629,650	696,656,879	1,425,937,414	1,602,315,736	1,312,171,390	1,551,474,131	13,865,261	8,938,477
Contract owners' equity end of period	$617,123,092	605,629,650	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390	17,489,384	13,865,261
CHANGES IN UNITS:
Beginning units	50,580,027	55,841,512	87,424,198	92,168,347	68,870,094	75,042,840	1,200,259	696,475
Units purchased	11,036,583	9,521,559	4,902,323	5,276,748	2,407,067	2,418,783	290,662	542,271
Units redeemed	(14,455,839)	(14,783,044)	(10,225,655)	(10,020,897)	(9,264,496)	(8,591,529)	(180,925)	(38,487)
Ending units	47,160,771	50,580,027	82,100,866	87,424,198	62,012,665	68,870,094	1,309,996	1,200,259

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVLCA2		NCPG2		NCPGI2		IDPG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$59,077	44,378	13,566,756	5,732,770	5,733,423	3,432,691	7,757,249	3,357,264
Realized gain (loss) on investments	184,384	219,200	(1,590,354)	1,840,356	(646,208)	315,336	2,455,958	4,120,596
Change in unrealized gain (loss) on investments	2,178,595	(2,670,975)	100,775,677	(176,674,856)	48,519,717	(75,169,759)	97,522,121	(146,124,972)
Reinvested capital gains	318,413	577,002	45,052,410	62,158,081	10,531,251	22,513,944	25,216,214	60,778,730
Net increase (decrease) in contract owners' equity resulting from operations	2,740,469	(1,830,395)	157,804,489	(106,943,649)	64,138,183	(48,907,788)	132,951,542	(77,868,382)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,389,460	4,569,568	76,059,149	94,471,606	28,425,917	33,364,329	70,632,605	95,926,848
Transfers between funds	4,619,970	1,601,909	(31,631,994)	(11,903,524)	(8,010,873)	(10,688,461)	(15,093,802)	(4,720,276)
Redemptions (notes 2, 3 and 4)	(1,161,622)	(550,702)	(71,730,516)	(66,373,409)	(35,484,256)	(36,186,224)	(58,070,191)	(55,587,761)
Adjustments to maintain reserves	37,076	(10)	(299)	(116)	(239)	59	(279)	139
Net equity transactions	5,884,884	5,620,765	(27,303,660)	16,194,557	(15,069,451)	(13,510,297)	(2,531,667)	35,618,950
Net change in contract owners' equity	8,625,353	3,790,370	130,500,829	(90,749,092)	49,068,732	(62,418,085)	130,419,875	(42,249,432)
Contract owners' equity beginning of period	14,081,019	10,290,649	1,160,290,390	1,251,039,482	531,181,200	593,599,285	977,724,910	1,019,974,342
Contract owners' equity end of period	$22,706,372	14,081,019	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,108,144,785	977,724,910
CHANGES IN UNITS:
Beginning units	1,144,692	740,582	102,058,787	100,871,469	47,957,987	49,134,469	85,245,155	82,410,823
Units purchased	568,587	555,743	6,889,474	11,272,860	2,774,980	3,416,921	6,375,959	10,351,247
Units redeemed	(157,722)	(151,633)	(9,209,416)	(10,085,542)	(4,077,392)	(4,593,403)	(6,646,359)	(7,516,915)
Ending units	1,555,557	1,144,692	99,738,845	102,058,787	46,655,575	47,957,987	84,974,755	85,245,155

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IDPGI2		AMTB		AMINS		AMCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,427,950	1,771,643	308,894	29,653	(1,706)	(2,481)	(195)	(197)
Realized gain (loss) on investments	1,103,735	2,001,365	(604,713)	(868,552)	(186)	21,217	1,169	740
Change in unrealized gain (loss) on investments	34,475,295	(59,295,931)	1,743,415	422,442	22,928	(45,513)	1,599	(2,062)
Reinvested capital gains	9,752,788	23,208,772	-	-	4,452	-	814	869
Net increase (decrease) in contract owners' equity resulting from operations	48,759,768	(32,314,151)	1,447,596	(416,457)	25,488	(26,777)	3,387	(650)
Equity transactions:
Purchase payments received from contract owners (note 4)	32,675,510	31,268,822	401,173	513,038	4	-	2,968	2,228
Transfers between funds	(5,441,594)	(6,893,305)	(1,483,799)	1,357,616	(7,452)	(58,876)	543	-
Redemptions (notes 2, 3 and 4)	(29,821,566)	(25,728,783)	(9,045,544)	(11,890,826)	(8,192)	(55,923)	(4,520)	(3,824)
Adjustments to maintain reserves	(31)	44	(3)	46	(17)	31	44	(18)
Net equity transactions	(2,587,681)	(1,353,222)	(10,128,173)	(10,020,127)	(15,657)	(114,767)	(965)	(1,614)
Net change in contract owners' equity	46,172,087	(33,667,373)	(8,680,577)	(10,436,584)	9,831	(141,544)	2,422	(2,264)
Contract owners' equity beginning of period	427,640,894	461,308,267	71,506,240	81,942,824	106,639	248,183	12,349	14,613
Contract owners' equity end of period	$473,812,981	427,640,894	62,825,663	71,506,240	116,470	106,639	14,771	12,349
CHANGES IN UNITS:
Beginning units	38,304,461	38,456,865	6,261,593	7,094,458	8,216	15,424	-	-
Units purchased	3,599,183	3,416,985	827,348	769,537	263	1,163	7	-
Units redeemed	(3,826,553)	(3,569,389)	(1,729,481)	(1,602,402)	(1,342)	(8,371)	(7)	-
Ending units	38,077,091	38,304,461	5,359,460	6,261,593	7,137	8,216	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AMMCGS		AMSRS		NOTB4		NOTG4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(46,445)	(46,002)	(149,785)	(159,843)	23,017	(44,232)	(24,315)	(76,178)
Realized gain (loss) on investments	186,419	132,759	918,513	1,663,067	(19,587)	49,581	(39,041)	352,432
Change in unrealized gain (loss) on investments	412,095	(518,774)	1,735,274	(3,475,572)	860,094	(1,412,743)	408,299	(1,155,032)
Reinvested capital gains	227,134	230,765	837,518	895,544	291,956	552,954	327,239	351,223
Net increase (decrease) in contract owners' equity resulting from operations	779,203	(201,252)	3,341,520	(1,076,804)	1,155,480	(854,440)	672,182	(527,555)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,168	25,827	69,515	134,909	4,918	93,752	13,789	42,800
Transfers between funds	147,797	(181,080)	(586,051)	(320,532)	(1,510)	(242,082)	(172,261)	(5,111,857)
Redemptions (notes 2, 3 and 4)	(303,499)	(428,826)	(1,633,219)	(3,209,048)	(831,279)	(800,893)	(267,618)	(757,565)
Adjustments to maintain reserves	(90)	42	13,398	39	(84)	(13)	(56)	(8)
Net equity transactions	(154,624)	(584,037)	(2,136,357)	(3,394,631)	(827,955)	(949,237)	(426,146)	(5,826,630)
Net change in contract owners' equity	624,579	(785,289)	1,205,163	(4,471,435)	327,525	(1,803,677)	246,036	(6,354,185)
Contract owners' equity beginning of period	2,533,406	3,318,695	14,699,182	19,170,617	9,728,895	11,532,572	4,832,206	11,186,391
Contract owners' equity end of period	$3,157,985	2,533,406	15,904,345	14,699,182	10,056,420	9,728,895	5,078,242	4,832,206
CHANGES IN UNITS:
Beginning units	75,180	91,628	512,948	620,643	925,125	1,009,768	443,562	908,323
Units purchased	17,123	5,025	4,014	8,955	8,207	27,326	4,163	21,080
Units redeemed	(19,895)	(21,473)	(70,071)	(116,650)	(81,715)	(111,969)	(40,493)	(485,841)
Ending units	72,408	75,180	446,891	512,948	851,617	925,125	407,232	443,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NOTMG4		PMVSTA		PMVIV		PMVRA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,094	(43,120)	547,938	228,092	2,477	43	2,987	3,844
Realized gain (loss) on investments	(30,694)	4,513	(24,819)	27,588	67	-	231	(686)
Change in unrealized gain (loss) on investments	655,547	(1,064,467)	167,188	(425,338)	3,187	20	15,815	(8,720)
Reinvested capital gains	305,396	370,798	-	61,212	-	39	-	-
Net increase (decrease) in contract owners' equity resulting from operations	932,343	(732,276)	690,307	(108,446)	5,731	102	19,033	(5,562)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,786	6,065	11,238,019	10,139,177	82,443	16,943	27,743	50,118
Transfers between funds	(31,310)	(260,645)	13,692,917	18,245,355	151,825	-	(4,408)	37,482
Redemptions (notes 2, 3 and 4)	(366,742)	(643,100)	(5,819,389)	(3,607,497)	-	-	(15,993)	(15,980)
Adjustments to maintain reserves	(85)	(8)	(244)	(2,555)	(25)	(2)	10	(29)
Net equity transactions	(382,351)	(897,689)	19,111,303	24,774,480	234,243	16,941	7,352	71,590
Net change in contract owners' equity	549,992	(1,629,965)	19,801,610	24,666,034	239,974	17,043	26,385	66,028
Contract owners' equity beginning of period	6,905,389	8,535,354	49,347,196	24,681,162	17,043	-	239,192	173,164
Contract owners' equity end of period	$7,455,381	6,905,389	69,148,806	49,347,196	257,017	17,043	265,577	239,192
CHANGES IN UNITS:
Beginning units	629,849	706,332	4,846,128	2,423,474	1,696	-	25,651	18,070
Units purchased	14,312	5,488	3,561,834	3,540,222	22,528	1,696	3,826	9,385
Units redeemed	(46,890)	(81,971)	(1,693,656)	(1,117,568)	(547)	-	(3,082)	(1,804)
Ending units	597,271	629,849	6,714,306	4,846,128	23,677	1,696	26,395	25,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVFHA		PMUBA		PMVAAD		PMVFAD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,480	3,385	2,103	549	494,777	621,870	48,392	578,166
Realized gain (loss) on investments	979	55	(3)	(2)	(185,615)	(613,986)	(40,867)	47,579
Change in unrealized gain (loss) on investments	26,435	(346)	208	(601)	3,627,074	(3,191,333)	818,587	(1,910,176)
Reinvested capital gains	4,505	1,418	-	-	-	-	-	231,073
Net increase (decrease) in contract owners' equity resulting from operations	40,399	4,512	2,308	(54)	3,936,236	(3,183,449)	826,112	(1,053,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	10,673	190,493	-	54,380	865,302	2,166,602	409,783	779,600
Transfers between funds	14,971	300,215	755	(306)	(570,509)	(2,002,183)	(324,808)	1,281,682
Redemptions (notes 2, 3 and 4)	(16,357)	(1,402)	-	-	(2,471,263)	(3,730,745)	(1,850,854)	(2,228,140)
Adjustments to maintain reserves	-	(42)	(1)	12	(310)	(39)	(261)	(509)
Net equity transactions	9,287	489,264	754	54,086	(2,176,780)	(3,566,365)	(1,766,140)	(167,367)
Net change in contract owners' equity	49,686	493,776	3,062	54,032	1,759,456	(6,749,814)	(940,028)	(1,220,725)
Contract owners' equity beginning of period	628,907	135,131	54,032	-	40,698,700	47,448,514	16,536,038	17,756,763
Contract owners' equity end of period	$678,593	628,907	57,094	54,032	42,458,156	40,698,700	15,596,010	16,536,038
CHANGES IN UNITS:
Beginning units	52,907	11,528	5,377	-	3,832,626	4,156,552	1,483,969	1,504,589
Units purchased	9,828	41,670	73	5,408	196,403	306,674	176,431	411,055
Units redeemed	(9,143)	(291)	-	(31)	(395,523)	(630,600)	(329,784)	(431,675)
Ending units	53,592	52,907	5,450	5,377	3,633,506	3,832,626	1,330,616	1,483,969

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,497,268	1,180,146	4,965,756	3,155,043	4,733	1,938	333,967	293,575
Realized gain (loss) on investments	(2,973,394)	(1,124,689)	(4,466,965)	(2,157,415)	(11,941)	(25,730)	(33,459)	(6,415)
Change in unrealized gain (loss) on investments	7,513,362	(5,292,706)	22,495,555	(13,003,347)	19,562	4,251	1,134,133	(1,119,713)
Reinvested capital gains	-	-	-	4,296,128	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	9,037,236	(5,237,249)	22,994,346	(7,709,591)	12,354	(19,541)	1,434,641	(832,553)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,922,270	12,969,562	23,515,787	21,359,313	47,078	49,574	896,950	1,495,748
Transfers between funds	1,382,752	15,776,167	(18,748,641)	25,696,627	(34,142)	23,536	601,718	(1,156,461)
Redemptions (notes 2, 3 and 4)	(39,460,277)	(39,738,118)	(30,929,752)	(26,845,467)	(19,317)	(31,837)	(890,349)	(955,291)
Adjustments to maintain reserves	7,592	(22,908)	1,000	(14,150)	(2)	(7)	(392)	156
Net equity transactions	(22,147,663)	(11,015,297)	(26,161,606)	20,196,323	(6,383)	41,266	607,927	(615,848)
Net change in contract owners' equity	(13,110,427)	(16,252,546)	(3,167,260)	12,486,732	5,971	21,725	2,042,568	(1,448,401)
Contract owners' equity beginning of period	395,425,039	411,677,585	366,659,488	354,172,756	117,213	95,488	10,939,981	12,388,382
Contract owners' equity end of period	$382,314,612	395,425,039	363,492,228	366,659,488	123,184	117,213	12,982,549	10,939,981
CHANGES IN UNITS:
Beginning units	35,595,616	36,607,998	34,163,917	32,295,222	22,048	15,330	1,107,456	1,173,838
Units purchased	6,226,123	5,220,215	5,074,102	6,189,888	10,251	12,176	301,190	375,041
Units redeemed	(8,240,166)	(6,232,597)	(7,520,923)	(4,321,193)	(11,373)	(5,458)	(244,652)	(441,423)
Ending units	33,581,573	35,595,616	31,717,096	34,163,917	20,926	22,048	1,163,994	1,107,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVHYD		PVEIB		PVGOB		PVTIGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$10,826	8,358	13,337	(18,770)	(41,863)	(33,981)	(23,221)	(24,120)
Realized gain (loss) on investments	579	439	18,824	44,264	40,038	360,314	112,274	75,265
Change in unrealized gain (loss) on investments	20,633	(14,691)	395,272	(378,677)	504,044	(448,550)	1,695,273	(1,648,503)
Reinvested capital gains	-	-	217,089	97,324	397,786	115,253	14,357	-
Net increase (decrease) in contract owners' equity resulting from operations	32,038	(5,894)	644,522	(255,859)	900,005	(6,964)	1,798,683	(1,597,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,405	113,006	50,908	43,808	49,692	134,358	1,384,957	2,738,263
Transfers between funds	(2,016)	5,623	277,339	755,098	1,097,538	714,386	8,329,577	1,136,085
Redemptions (notes 2, 3 and 4)	(17,262)	(14,669)	(268,507)	(247,586)	(424,655)	(341,484)	(345,492)	(330,137)
Adjustments to maintain reserves	8	(30)	(107)	11	(46)	(11)	(185)	19
Net equity transactions	(9,865)	103,930	59,633	551,331	722,529	507,249	9,368,857	3,544,230
Net change in contract owners' equity	22,173	98,036	704,155	295,472	1,622,534	500,285	11,167,540	1,946,872
Contract owners' equity beginning of period	234,817	136,781	2,191,798	1,896,326	2,159,663	1,659,378	6,930,959	4,984,087
Contract owners' equity end of period	$256,990	234,817	2,895,953	2,191,798	3,782,197	2,159,663	18,098,499	6,930,959
CHANGES IN UNITS:
Beginning units	20,123	11,334	215,922	168,534	160,245	124,428	412,873	238,311
Units purchased	1,358	10,329	45,844	97,067	122,201	156,041	547,749	207,189
Units redeemed	(2,180)	(1,540)	(39,417)	(49,679)	(74,081)	(120,224)	(70,767)	(32,627)
Ending units	19,301	20,123	222,349	215,922	208,365	160,245	889,855	412,873

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	HVSIT		ROCSC		TRHS2		VVGGS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(277,767)	(186,247)	713	591	(4,176,964)	(4,260,349)	(597)	-
Realized gain (loss) on investments	(1,808,071)	(2,880,143)	(3,218)	(52,580)	6,912,254	7,888,829	6,471	-
Change in unrealized gain (loss) on investments	2,319,589	969,425	13,239	35,158	46,488,399	(19,796,670)	36,774	-
Reinvested capital gains	3,438,461	833,890	31,345	3,328	12,324,903	14,761,415	-	-
Net increase (decrease) in contract owners' equity resulting from operations	3,672,212	(1,263,075)	42,079	(13,503)	61,548,592	(1,406,775)	42,648	-
Equity transactions:
Purchase payments received from contract owners (note 4)	60,551	311,871	-	-	11,808,198	18,710,755	235,684	-
Transfers between funds	(123,352)	(2,249,269)	(405)	(18,440)	(11,873,081)	(5,772,805)	(22,240)	-
Redemptions (notes 2, 3 and 4)	(1,898,136)	(2,369,581)	(6,088)	(112,027)	(23,338,467)	(23,432,431)	-	-
Adjustments to maintain reserves	(273)	(34)	1	(11)	687	(367)	(9)	-
Net equity transactions	(1,961,210)	(4,307,013)	(6,492)	(130,478)	(23,402,663)	(10,494,849)	213,435	-
Net change in contract owners' equity	1,711,002	(5,570,088)	35,587	(143,981)	38,145,929	(11,901,624)	256,083	-
Contract owners' equity beginning of period	15,775,103	21,345,191	235,295	379,276	243,823,169	255,724,793	-	-
Contract owners' equity end of period	$17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-
CHANGES IN UNITS:
Beginning units	898,461	1,110,094	17,884	26,309	7,141,535	7,441,709	-	-
Units purchased	153,761	31,958	98	113	805,556	1,162,484	23,243	-
Units redeemed	(237,571)	(243,591)	(561)	(8,538)	(1,431,572)	(1,462,658)	(2,288)	-
Ending units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VWHAS		VWBF		VWEM		VWHA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(415,798)	(496,855)	(61,964)	436,579	(128,946)	(179,730)	(147,849)	(214,822)
Realized gain (loss) on investments	(1,990,985)	434,173	(384,362)	(374,611)	214,567	349,493	(904,592)	(925,025)
Change in unrealized gain (loss) on investments	4,901,599	(9,898,443)	1,106,322	(588,261)	3,254,670	(4,778,803)	2,127,142	(3,427,937)
Reinvested capital gains	-	-	-	-	340,644	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,494,816	(9,961,125)	659,996	(526,293)	3,680,935	(4,609,040)	1,074,701	(4,567,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,612,198	2,193,273	64,702	63,428	179,673	303,799	44	15,229
Transfers between funds	710,838	3,118,262	(138,451)	64,180	(223,573)	(1,772,227)	(319,210)	(630,224)
Redemptions (notes 2, 3 and 4)	(2,869,658)	(3,381,277)	(726,816)	(692,962)	(1,439,728)	(1,603,580)	(949,529)	(1,959,889)
Adjustments to maintain reserves	(267)	8	526	(5)	486	37	19	(23)
Net equity transactions	(546,889)	1,930,267	(800,039)	(565,359)	(1,483,142)	(3,071,971)	(1,268,676)	(2,574,907)
Net change in contract owners' equity	1,947,927	(8,030,858)	(140,043)	(1,091,652)	2,197,793	(7,681,011)	(193,975)	(7,142,691)
Contract owners' equity beginning of period	23,982,575	32,013,433	6,291,070	7,382,722	13,311,853	20,992,864	10,715,951	17,858,642
Contract owners' equity end of period	$25,930,502	23,982,575	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951
CHANGES IN UNITS:
Beginning units	4,611,558	4,333,652	288,142	311,850	546,069	650,129	689,947	822,612
Units purchased	2,286,179	1,588,657	4,861	13,054	76,917,185	46,201	8,542	5,156
Units redeemed	(2,365,983)	(1,310,751)	(39,182)	(36,762)	(76,969,560)	(150,261)	(101,465)	(137,821)
Ending units	4,531,754	4,611,558	253,821	288,142	493,694	546,069	597,024	689,947

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VYDS		VRVDRA		SVDF		SVOF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,121)	(1,545)	22,838	-	(662)	(623)	(2,765)	(3,126)
Realized gain (loss) on investments	1,348	25,153	302	-	1,402	1,609	13,260	13,859
Change in unrealized gain (loss) on investments	25,198	(71,050)	(188,998)	-	8,145	(9,607)	26,132	(58,476)
Reinvested capital gains	9,023	26,541	188,784	-	4,819	5,250	30,229	26,251
Net increase (decrease) in contract owners' equity resulting from operations	34,448	(20,901)	22,926	-	13,704	(3,371)	66,856	(21,492)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,377	621,237	-	(66)	232	2,544	2,795
Transfers between funds	-	-	1,400,528	-	97	4	-	18
Redemptions (notes 2, 3 and 4)	(2,015)	(42,109)	(14,347)	-	(2,555)	(2,725)	(30,326)	(29,208)
Adjustments to maintain reserves	(2)	10	(343,320)	-	188	(20)	(521)	481
Net equity transactions	(2,017)	(40,722)	1,664,098	-	(2,336)	(2,509)	(28,303)	(25,914)
Net change in contract owners' equity	32,431	(61,623)	1,687,024	-	11,368	(5,880)	38,553	(47,406)
Contract owners' equity beginning of period	129,994	191,617	-	-	38,366	44,246	230,758	278,164
Contract owners' equity end of period	$162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758
CHANGES IN UNITS:
Beginning units	5,933	7,477	-	-	-	-	-	-
Units purchased	-	56	233,753	-	52	-	-	-
Units redeemed	(84)	(1,600)	(45,440)	-	(52)	-	-	-
Ending units	5,849	5,933	188,313	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WFVSCG		WFVOG2		AMTP		FCA2S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,498,591)	(1,602,575)	(192)	(345)	235	(32)	-	12,304
Realized gain (loss) on investments	4,022,919	2,311,105	(487)	22	585	315	-	(92,962)
Change in unrealized gain (loss) on investments	1,489,391	(11,353,181)	2,744	(2,413)	(2,350)	(2,093)	-	71,751
Reinvested capital gains	15,459,225	9,804,002	1,609	2,480	3,092	1,483	-	-
Net increase (decrease) in contract owners' equity resulting from operations	19,472,944	(840,649)	3,674	(256)	1,562	(327)	-	(8,907)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,557,842	8,414,130	-	-	97	(217)	-	14,706
Transfers between funds	(8,067,061)	69,404	-	-	(739)	14	-	(515,453)
Redemptions (notes 2, 3 and 4)	(6,522,739)	(6,390,003)	(11,507)	(4)	(438)	(661)	-	(108,708)
Adjustments to maintain reserves	(2)	183	9	1	(13,860)	(5)	-	(60)
Net equity transactions	(9,031,960)	2,093,714	(11,498)	(3)	(14,940)	(869)	-	(609,516)
Net change in contract owners' equity	10,440,984	1,253,065	(7,824)	(259)	(13,378)	(1,196)	-	(618,423)
Contract owners' equity beginning of period	86,153,478	84,900,413	21,663	21,922	13,378	14,574	-	618,423
Contract owners' equity end of period	$96,594,462	86,153,478	13,839	21,663	-	13,378	-	-
CHANGES IN UNITS:
Beginning units	2,983,354	2,937,303	850	850	-	-	-	40,251
Units purchased	470,810	1,402,958	-	-	-	(6)	-	1,050
Units redeemed	(734,312)	(1,356,907)	(447)	-	-	6	-	(41,301)
Ending units	2,719,852	2,983,354	403	850	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVSIA
	2019	2018
Investment activity:
Net investment income (loss)	$-	7
Realized gain (loss) on investments	-	(485)
Change in unrealized gain (loss) on investments	-	500
Reinvested capital gains	-	-
Net increase (decrease) in contract owners' equity resulting from operations	-	22
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-
Transfers between funds	-	(12,941)
Redemptions (notes 2, 3 and 4)	-	(2)
Adjustments to maintain reserves	-	2
Net equity transactions	-	(12,941)
Net change in contract owners' equity	-	(12,919)
Contract owners' equity beginning of period	-	12,919
Contract owners' equity end of period	$-	-
CHANGES IN UNITS:
Beginning units	-	1,343
Units purchased	-	-
Units redeemed	-	(1,343)
Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)*
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)*
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II (OVCAFS)*
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)*
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

*	At December 31, 2019, contract owners were not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Inception Date	Liquidation Date
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	5/18/2018
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	12/31/2018
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	8/31/2018
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6/21/2018
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	6/21/2018
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/19/2018
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	5/11/2018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/25/2018
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	6/1/2018
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	9/14/2018
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	9/14/2018
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	6/1/2018
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	6/22/2018
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/8/2018
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	11/16/2018
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	6/1/2018
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)		8/17/2018
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)		4/27/2018

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	5/1/2019
BRVTR3	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	5/1/2019
DVMCSS	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	6/3/2019
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DSIFS	BNY Mellon Stock Index Fund, Inc.: Service Shares	Dreyfus Stock Index Fund, Inc.: Service Shares	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DCAPS	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	6/3/2019
DVDLS	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	6/3/2019
DGI	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares	6/3/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
OVIGS	Invesco Oppenheimer V.I. International Growth Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	5/28/2019
OVMS	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares	5/28/2019
OVCAFS	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	5/28/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019
OVB	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares	5/28/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVGSS	Invesco Oppenheimer V.I. Global Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	5/28/2019
OVIG	Invesco Oppenheimer V.I. International Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVGIS	Invesco Oppenheimer V.I. Main Street Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVSCS	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	5/28/2019
OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019
OVSBS	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares	5/28/2019
HVSIT	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund	Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund	5/1/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2019.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Total	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
0.40%	$1,233,775	1,433	-	7	-	-	2,440	307
0.60%	391,860	-	-	25	311	-	667	-
0.65%	266,992	-	-	-	-	-	-	78
0.75%	715,000	-	-	-	-	-	-	300
0.80%	220,109	-	-	-	-	-	-	327
0.85%	995,897	-	-	-	-	-	-	1,255
0.95%	266,700	-	577	-	-	-	-	1,684
1.05%	247,270	-	1,645	-	-	-	-	1,845
1.10%	9,172,978	-	-	-	-	-	-	11,367
1.15%	48,753,975	-	11,599	840	-	2,124	-	68,328
1.20%	280,853	-	114	-	-	-	-	92
1.25%	3,473,051	-	6,866	66	-	-	-	6,804
1.30%	297,280,355	-	-	4,417	-	20,826	-	353,452
1.35%	12,964,434	-	-	-	-	236	-	25,981
1.40%	12,899,893	-	67	45	-	682	-	11,790
1.45%	3,920,014	-	2,264	-	-	-	-	7,998
1.50%	79,602,382	-	3,236	4,515	-	36,496	-	238,276
1.55%	30,297,198	-	7,630	-	-	1,374	-	50,118
1.60%	11,502,161	-	2,048	388	-	14,421	-	61,377
1.65%	10,570,428	-	-	-	-	2,393	-	32,744
1.70%	1,757,091	-	558	-	-	-	-	3,864
1.75%	121,721,518	-	6,828	-	-	31,291	-	218,181
1.80%	5,826,014	-	13,539	1,161	-	13,083	-	19,551
1.85%	23,971,774	-	811	-	-	5,560	-	69,790
1.90%	1,817,279	-	718	-	-	-	-	1,869
1.95%	53,021,164	-	542	511	-	57,879	-	159,934
2.00%	2,502,793	-	-	-	-	655	-	9,669
2.05%	6,734,883	-	3,628	85	-	2,761	-	36,264
2.10%	5,199,058	-	132	-	-	4,341	-	18,145
2.15%	1,967,819	-	1,461	-	-	-	-	4,503
2.20%	10,084,377	-	313	-	-	21,417	-	53,255
2.25%	694,762	-	-	-	-	1,642	-	390
2.30%	5,038,641	-	-	-	-	9,461	-	22,117
2.35%	2,049,157	-	-	-	-	-	-	2,916
2.40%	6,184,280	-	-	-	-	15,791	-	29,981
2.45%	383,828	-	-	-	-	173	-	3,638
2.50%	3,999,950	-	-	-	-	709	-	17,451
2.55%	903,988	-	-	-	-	3,140	-	6,970
2.60%	59,980	-	-	-	-	-	-	-
2.65%	393,684	-	-	-	-	239	-	1,066
2.70%	230,624	-	-	-	-	-	-	51
2.75%	485,067	-	-	-	-	15,223	-	28,538
2.80%	33,319	-	-	-	-	-	-	84
2.85%	280,972	-	-	-	-	-	-	256
2.90%	16,616	-	-	-	-	-	-	-
2.95%	38,845	-	-	-	-	-	-	-
3.00%	36,746	-	-	-	-	-	-	-
3.05%	3,068	-	-	-	-	-	-	-
3.10%	673	-	-	-	-	-	-	-
3.40%	1,876	-	-	-	-	-	-	-
Totals	$780,495,171	$1,433	$64,576	$12,060	$311	$261,917	$3,107	$1,582,606

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
0.40%	$-	-	85	6,458	-	-	-	-
0.60%	-	360	-	989	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	965	-	171	-
0.85%	-	-	-	-	-	-	-	-
0.95%	1,118	-	-	-	-	-	-	719
1.05%	2,388	-	-	-	-	-	-	3,808
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	-	-	-	10,761
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	-	4,771
1.30%	-	-	-	-	265,921	331	132,835	-
1.35%	-	-	-	-	-	-	-	2,048
1.40%	-	-	-	-	84,534	92	47,363	2,295
1.45%	-	-	-	-	-	-	-	391
1.50%	-	-	-	-	-	-	-	2,763
1.55%	-	-	-	-	-	-	-	11,785
1.60%	-	-	-	-	-	-	-	576
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	93
1.75%	-	-	-	-	-	-	-	1,583
1.80%	-	-	-	-	-	-	-	942
1.85%	-	-	-	-	-	-	-	1,189
1.90%	-	-	-	-	-	-	-	1,988
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1,299
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	206
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	144
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,506	$360	$85	$7,447	$351,420	$423	$180,369	$47,361

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
0.40%	$1,114	-	4,406	1,861	154	943	304	-
0.60%	-	-	635	-	584	1,367	2,447	1,841
0.65%	1,659	-	-	385	-	-	-	-
0.75%	8,761	-	-	2,331	-	-	-	-
0.80%	336	-	1,297	-	-	-	-	-
0.85%	9,653	-	-	4,706	-	-	-	-
0.95%	5,800	-	-	2,607	-	-	-	-
1.05%	1,821	-	-	893	-	-	-	-
1.10%	28,146	-	-	16,832	-	-	-	-
1.15%	227,231	-	-	136,669	-	-	-	-
1.20%	551	-	-	480	-	-	-	-
1.25%	16,953	-	-	17,680	-	-	-	-
1.30%	887,960	36	93,198	486,064	-	-	-	-
1.35%	60,339	-	-	67,132	-	-	-	-
1.40%	45,124	57	28,202	8,665	-	-	-	-
1.45%	23,123	-	-	18,747	-	-	-	-
1.50%	275,212	-	-	368,615	-	-	-	-
1.55%	183,800	-	-	94,245	-	-	-	-
1.60%	55,774	-	-	101,858	-	-	-	-
1.65%	46,111	-	-	46,814	-	-	-	-
1.70%	8,459	-	-	4,710	-	-	-	-
1.75%	610,434	-	-	359,040	-	-	-	-
1.80%	25,246	-	-	44,970	-	-	-	-
1.85%	115,988	-	-	79,466	-	-	-	-
1.90%	4,488	-	-	10,026	-	-	-	-
1.95%	230,412	-	-	317,200	-	-	-	-
2.00%	15,263	-	-	8,805	-	-	-	-
2.05%	19,029	-	-	37,879	-	-	-	-
2.10%	26,470	-	-	25,518	-	-	-	-
2.15%	5,720	-	-	1,842	-	-	-	-
2.20%	68,439	-	-	65,219	-	-	-	-
2.25%	3,197	-	-	2,684	-	-	-	-
2.30%	28,037	-	-	20,982	-	-	-	-
2.35%	3,864	-	-	1,792	-	-	-	-
2.40%	17,316	-	-	55,077	-	-	-	-
2.45%	808	-	-	3,210	-	-	-	-
2.50%	5,186	-	-	5,864	-	-	-	-
2.55%	3,725	-	-	3,949	-	-	-	-
2.60%	404	-	-	355	-	-	-	-
2.65%	356	-	-	5,307	-	-	-	-
2.70%	343	-	-	-	-	-	-	-
2.75%	-	-	-	8,853	-	-	-	-
2.80%	-	-	-	13	-	-	-	-
2.85%	260	-	-	1,622	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,072,912	$93	$127,738	$2,440,967	$738	$2,310	$2,751	$1,841

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
0.40%	$-	-	76	-	449	1,574	10,568	3,416
0.60%	-	-	-	-	1,124	1,036	4,234	4,620
0.65%	-	-	-	-	-	-	-	154
0.75%	-	-	-	-	-	-	-	2,165
0.80%	-	-	-	-	-	-	-	640
0.85%	-	-	-	-	-	-	-	4,349
0.95%	-	-	-	-	-	-	-	1,143
1.05%	-	-	-	-	-	-	-	1,874
1.10%	-	-	-	-	1,120	1,302	1,810	20,931
1.15%	-	-	240,641	-	31,941	19,027	80,514	74,337
1.20%	-	-	-	-	-	-	-	451
1.25%	-	-	-	-	1,120	1,243	1,066	24,768
1.30%	131,871	6,341	4,459,544	8,214	1,773,967	256,411	3,136,849	601,091
1.35%	-	-	89,766	-	10,884	4,197	12,358	101,673
1.40%	-	-	-	-	13,238	4,301	11,641	37,711
1.45%	-	-	-	-	6,461	1,999	1,160	30,289
1.50%	-	-	1,285,022	-	426,925	122,868	432,328	1,311,237
1.55%	-	-	-	-	16,558	12,041	18,187	132,460
1.60%	-	-	165,282	-	33,804	24,873	14,346	296,648
1.65%	-	-	113,989	-	63,546	21,307	76,951	116,331
1.70%	-	-	659	-	232	61	14	14,828
1.75%	-	-	2,664,421	-	297,048	31,329	307,696	816,811
1.80%	-	-	22,475	-	34,921	5,700	35,040	86,746
1.85%	-	-	669,286	-	176,017	21,670	141,811	82,171
1.90%	-	-	-	-	11,984	1,644	193	2,912
1.95%	-	-	654,381	-	261,312	68,299	195,867	938,558
2.00%	-	-	-	-	4,852	2,793	3,621	15,330
2.05%	-	-	181,460	-	30,286	1,451	20,462	62,169
2.10%	-	-	38,107	-	15,764	3,310	21,189	74,377
2.15%	-	-	421	-	2,627	-	2,422	53,999
2.20%	-	-	310,284	-	18,276	6,132	10,610	187,220
2.25%	-	-	6,864	-	2,323	39	-	10,424
2.30%	-	-	78,944	-	11,401	5,946	10,447	96,170
2.35%	-	-	-	-	211	-	-	-
2.40%	-	-	167,292	-	45,023	11,671	24,349	115,015
2.45%	-	-	5,334	-	242	1,157	2,637	2,970
2.50%	-	-	51,842	-	41,046	1,296	36,730	16,725
2.55%	-	-	701	-	1,135	95	3,237	5,183
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	642
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	6,455	-	-	-	-	4,718
2.80%	-	-	-	-	175	-	-	-
2.85%	-	-	434	-	2,299	-	2,996	594
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$131,871	$6,341	$11,213,680	$8,214	$3,338,311	$634,772	$4,621,333	$5,353,850

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
0.40%	$317	419	-	129	-	-	994	-
0.60%	998	-	-	-	-	-	622	-
0.65%	-	1,097	-	1,630	-	-	1,079	-
0.75%	-	4,318	-	14,381	-	-	3,662	-
0.80%	-	2,842	16,492	-	2,259	2,561	-	-
0.85%	-	10,526	-	27,213	-	-	7,596	-
0.95%	-	2,976	-	24,258	-	-	1,007	196
1.05%	-	5,994	-	22,434	-	-	6,390	1,293
1.10%	380	8,947	-	36,281	-	-	7,560	3
1.15%	10,241	129,133	-	244,276	-	-	97,659	3,275
1.20%	-	1,185	-	11,519	-	-	-	-
1.25%	1,179	12,526	-	26,061	-	-	9,445	2,161
1.30%	121,885	195,722	1,940,095	203,128	374,201	250,278	315,054	-
1.35%	8,944	29,729	-	67,029	-	-	30,943	-
1.40%	198	40,211	909,513	17,544	103,372	85,869	7,243	220
1.45%	904	22,824	-	66,010	-	-	14,698	-
1.50%	123,110	86,379	-	210,112	-	-	156,521	61
1.55%	8,781	93,154	-	193,318	-	-	64,313	1,715
1.60%	10,509	24,910	-	50,315	-	-	63,728	-
1.65%	16,190	8,773	-	25,538	-	-	18,781	-
1.70%	252	4,674	-	14,486	-	-	6,624	771
1.75%	31,642	184,680	-	398,139	-	-	244,550	88
1.80%	12,000	18,011	-	23,718	-	-	22,040	642
1.85%	7,494	18,974	-	52,538	-	-	53,561	188
1.90%	627	2,631	-	10,543	-	-	3,341	-
1.95%	100,670	41,472	-	58,222	-	-	123,127	523
2.00%	2,719	3,501	-	15,880	-	-	3,180	-
2.05%	7,689	4,483	-	15,371	-	-	9,128	-
2.10%	7,284	16,335	-	17,259	-	-	15,483	141
2.15%	422	4,781	-	2,883	-	-	1,956	-
2.20%	8,681	14,855	-	36,943	-	-	30,800	-
2.25%	1,172	125	-	3,548	-	-	55	123
2.30%	3,620	4,190	-	23,085	-	-	18,470	-
2.35%	-	864	-	1,272	-	-	631	-
2.40%	10,603	1,018	-	890	-	-	6,206	-
2.45%	-	768	-	12	-	-	73	-
2.50%	1,472	281	-	-	-	-	9,714	-
2.55%	113	964	-	5,804	-	-	3,694	-
2.60%	-	-	-	-	-	-	-	-
2.65%	646	-	-	-	-	-	416	-
2.70%	-	-	-	-	-	-	106	-
2.75%	348	-	-	-	-	-	573	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,421	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$502,511	$1,004,272	$2,866,100	$1,921,769	$479,832	$338,708	$1,361,023	$11,400

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
0.40%	$-	-	3,651	8,337	2,973	3,281	-	-
0.60%	-	-	270	2,520	2,118	4,078	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	11,538	-	-	-	-	-	-
0.80%	243	-	-	-	-	-	-	72
0.85%	-	6,508	1,156	-	-	-	-	-
0.95%	-	8,037	-	-	-	-	30	-
1.05%	-	21,502	-	-	-	-	-	-
1.10%	-	-	489	-	336	-	-	-
1.15%	-	-	3,278	-	18,378	31,573	2,098	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	77	-	1,771	1,787	809	-
1.30%	132,505	-	29,026	-	239,099	247,876	-	45,196
1.35%	-	3,202	45	-	19,852	37,831	-	-
1.40%	41,082	-	177	-	7,858	1,215	28	19,701
1.45%	-	-	67	-	1,454	6,691	395	-
1.50%	-	-	13,753	-	156,276	231,754	47	-
1.55%	-	-	1,272	-	11,352	36,471	1,829	-
1.60%	-	-	1,236	-	31,929	73,830	878	-
1.65%	-	-	2,582	-	20,803	44,954	-	-
1.70%	-	-	-	-	1,377	381	67	-
1.75%	-	-	1,137	-	67,872	57,607	241	-
1.80%	-	-	7,950	-	18,055	24,524	212	-
1.85%	-	-	12,408	-	32,418	82,470	844	-
1.90%	-	-	-	-	1,605	6,697	176	-
1.95%	-	-	2,987	-	124,523	135,919	-	-
2.00%	-	-	340	-	3,709	3,786	-	-
2.05%	-	-	-	-	34,518	30,786	-	-
2.10%	-	-	218	-	2,978	6,772	-	-
2.15%	-	-	-	-	3,438	489	-	-
2.20%	-	-	-	-	38,915	6,624	-	-
2.25%	-	-	-	-	1,963	645	150	-
2.30%	-	-	-	-	14,731	4,556	-	-
2.35%	-	-	-	-	982	-	-	-
2.40%	-	-	3,229	-	28,241	65,920	-	-
2.45%	-	-	-	-	792	928	-	-
2.50%	-	-	-	-	7,769	3,395	-	-
2.55%	-	-	-	-	3,276	7,022	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	219	554	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	233	414	-	-
2.80%	-	-	-	-	13	162	-	-
2.85%	-	-	-	-	1,743	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$173,830	$50,787	$85,348	$10,857	$903,569	$1,160,992	$7,804	$64,969

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
0.40%	$-	57	177	-	-	-	-	21,124
0.60%	-	608	1,905	-	-	-	-	1,546
0.65%	-	-	-	-	-	-	-	-
0.75%	-	20	-	-	-	-	-	-
0.80%	-	-	-	4,818	-	1,498	834	-
0.85%	-	4,224	-	-	-	-	-	-
0.95%	2,335	-	-	-	-	-	-	-
1.05%	649	-	-	-	-	-	-	-
1.10%	790	-	-	-	416	-	-	2,730
1.15%	38,361	912	3,180	-	14,546	-	-	124,910
1.20%	5,428	291	-	-	7,583	-	-	-
1.25%	12,547	10	-	-	5,470	-	-	10,854
1.30%	-	21,256	11,130	2,535,270	-	328,941	967,681	5,050,282
1.35%	8,164	2,174	2,510	-	3,358	-	-	31,535
1.40%	14,951	528	330	994,981	2,870	175,642	188,659	17,276
1.45%	10,889	-	-	-	936	-	-	3,358
1.50%	6,115	27,381	9,900	-	2,579	-	-	799,729
1.55%	70,853	852	824	-	18,257	-	-	26,775
1.60%	4,190	3,710	1,136	-	345	-	-	77,608
1.65%	3,717	5,216	1,231	-	479	-	-	122,272
1.70%	3,850	331	219	-	296	-	-	629
1.75%	29,016	1,305	2,025	-	2,134	-	-	270,489
1.80%	7,816	2,541	738	-	4,841	-	-	89,172
1.85%	1,043	2,607	569	-	1,302	-	-	195,776
1.90%	701	-	-	-	2,831	-	-	-
1.95%	-	10,361	2,248	-	2,235	-	-	322,205
2.00%	106	468	197	-	-	-	-	1,829
2.05%	3,812	10,837	531	-	196	-	-	17,524
2.10%	176	379	-	-	-	-	-	15,121
2.15%	1,788	77	-	-	73	-	-	6,026
2.20%	8,562	2,193	187	-	-	-	-	31,771
2.25%	517	-	-	-	-	-	-	2,319
2.30%	466	629	211	-	180	-	-	13,605
2.35%	-	863	-	-	-	-	-	-
2.40%	-	1,380	880	-	-	-	-	13,413
2.45%	-	-	-	-	-	-	-	2,804
2.50%	-	250	-	-	-	-	-	29,856
2.55%	-	-	-	-	-	-	-	174
2.60%	-	-	-	-	-	-	-	-
2.65%	-	182	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$236,842	$101,642	$40,128	$3,535,069	$70,927	$506,081	$1,157,174	$7,302,712

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
0.40%	$473	877	-	-	-	-	-	-
0.60%	1,576	-	-	-	-	-	-	-
0.65%	41	1,707	-	-	-	-	-	-
0.75%	943	2,264	-	-	-	-	-	-
0.80%	1,416	-	677	-	363	-	2,314	-
0.85%	4,293	9,373	-	-	-	-	-	-
0.95%	1,053	890	-	-	-	-	-	-
1.05%	531	107	-	-	-	-	-	-
1.10%	2,614	33,279	-	52,210	-	191,972	-	1,045
1.15%	62,543	328,675	-	224,618	-	894,301	-	56,354
1.20%	390	1,633	-	1,168	-	3,591	-	130
1.25%	4,563	35,270	-	5,275	-	51,748	-	28,587
1.30%	171,001	1,022,751	43,889	1,596,880	105,701	1,607,421	145,482	136,608
1.35%	19,564	103,213	-	59,874	-	176,393	-	46,662
1.40%	17,994	13,861	20,501	14,749	9,098	13,588	13,989	2,572
1.45%	4,756	49,158	-	14,217	-	42,496	-	2,364
1.50%	163,520	665,292	-	344,583	-	503,358	-	219,064
1.55%	44,867	219,711	-	101,165	-	359,346	-	36,656
1.60%	31,175	182,518	-	40,431	-	66,162	-	27,577
1.65%	22,123	87,326	-	56,139	-	45,001	-	16,063
1.70%	1,949	10,773	-	8,027	-	13,152	-	434
1.75%	125,328	587,869	-	551,194	-	1,112,506	-	127,488
1.80%	16,788	74,064	-	20,669	-	30,450	-	12,507
1.85%	43,888	166,833	-	189,176	-	123,459	-	20,926
1.90%	3,217	7,461	-	6,825	-	28,104	-	17,997
1.95%	150,659	498,928	-	143,608	-	302,487	-	213,907
2.00%	3,298	29,980	-	7,267	-	28,659	-	4,371
2.05%	23,019	87,726	-	30,951	-	21,172	-	19,279
2.10%	11,199	48,138	-	14,191	-	41,391	-	20,477
2.15%	4,023	27,911	-	6,633	-	5,480	-	4,749
2.20%	26,083	56,080	-	53,402	-	102,512	-	7,681
2.25%	1,051	6,274	-	463	-	975	-	2,202
2.30%	13,041	26,171	-	14,008	-	32,747	-	10,951
2.35%	853	2,307	-	129	-	5,683	-	-
2.40%	22,432	39,505	-	9,795	-	43,108	-	17,600
2.45%	792	6,644	-	1,219	-	227	-	1,121
2.50%	8,789	18,646	-	37,894	-	6,553	-	13,194
2.55%	6,190	3,597	-	2,406	-	5,427	-	436
2.60%	-	-	-	-	-	-	-	1,192
2.65%	156	424	-	677	-	-	-	-
2.70%	-	94	-	-	-	1,768	-	-
2.75%	1,828	9,152	-	-	-	-	-	-
2.80%	68	-	-	-	-	-	-	-
2.85%	206	356	-	8,659	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,020,293	$4,466,838	$65,067	$3,618,502	$115,162	$5,861,237	$161,785	$1,070,194

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
0.40%	$21,114	-	9,792	-	28,514	-	2,159	-
0.60%	6,071	-	8,000	-	4,398	-	1,108	-
0.65%	-	-	1,389	-	1,862	-	1,348	-
0.75%	-	-	8,833	-	13,228	-	3,919	-
0.80%	-	17,013	-	1,467	-	4,597	-	1,366
0.85%	-	-	14,117	-	20,151	-	6,991	-
0.95%	-	-	1,565	-	2,192	-	1,744	-
1.05%	-	-	2,523	-	4,073	-	4,874	-
1.10%	80	-	23,012	-	66,297	-	33,503	-
1.15%	78,623	-	251,879	-	595,356	-	407,265	-
1.20%	-	-	10,346	-	4,066	-	1,505	-
1.25%	119	-	24,540	-	29,950	-	31,356	-
1.30%	4,267,291	4,188,360	1,341,299	125,902	5,651,873	162,512	566,442	544,374
1.35%	6,442	-	119,960	-	116,037	-	124,710	-
1.40%	3,214	974,309	11,144	48,154	39,009	49,975	15,869	111,645
1.45%	3,876	-	33,707	-	60,663	-	40,399	-
1.50%	525,913	-	1,115,203	-	833,324	-	399,663	-
1.55%	8,334	-	167,758	-	433,151	-	266,858	-
1.60%	19,379	-	271,287	-	96,216	-	131,606	-
1.65%	76,379	-	152,827	-	147,453	-	60,846	-
1.70%	-	-	13,321	-	18,461	-	12,104	-
1.75%	152,126	-	660,661	-	1,041,902	-	603,534	-
1.80%	58,188	-	72,327	-	89,380	-	62,049	-
1.85%	183,100	-	295,645	-	326,796	-	157,067	-
1.90%	-	-	24,230	-	18,058	-	8,753	-
1.95%	232,460	-	890,788	-	386,739	-	363,952	-
2.00%	2,514	-	33,984	-	21,451	-	15,216	-
2.05%	79,222	-	130,085	-	58,065	-	41,552	-
2.10%	8,784	-	81,068	-	55,170	-	43,910	-
2.15%	-	-	10,148	-	16,853	-	17,368	-
2.20%	12,288	-	110,719	-	49,149	-	79,777	-
2.25%	-	-	5,625	-	2,939	-	2,080	-
2.30%	6,560	-	62,618	-	25,882	-	35,189	-
2.35%	4,687	-	5,469	-	21,318	-	1,352	-
2.40%	14,944	-	124,537	-	72,439	-	33,470	-
2.45%	6,138	-	2,338	-	3,622	-	3,523	-
2.50%	27,051	-	29,845	-	52,116	-	13,433	-
2.55%	659	-	4,868	-	2,403	-	2,389	-
2.60%	-	-	-	-	-	-	352	-
2.65%	1,380	-	5,975	-	2,127	-	2,251	-
2.70%	-	-	654	-	476	-	659	-
2.75%	-	-	1,863	-	-	-	1,744	-
2.80%	-	-	1,216	-	751	-	1,070	-
2.85%	-	-	3,612	-	893	-	427	-
2.90%	-	-	-	-	261	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,806,936	$5,179,682	$6,140,777	$175,523	$10,415,064	$217,084	$3,605,386	$657,385

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
0.40%	$692	-	1,848	1,427	-	365	3,771	-
0.60%	-	-	2,081	1,968	-	-	1,917	-
0.65%	1,026	-	-	324	-	498	-	-
0.75%	2,018	-	-	5,453	-	1,835	-	-
0.80%	-	288	-	829	-	1,186	-	298
0.85%	3,701	-	-	4,370	-	4,327	-	1,652
0.95%	810	-	-	2,018	2,009	4,061	-	108
1.05%	1,045	-	-	1,883	2,725	930	-	645
1.10%	10,467	-	315	16,147	2,144	17,932	-	1,891
1.15%	94,589	-	2,198	164,476	100,980	171,024	-	24,337
1.20%	605	-	-	125	1,045	13,230	-	-
1.25%	9,792	-	376	18,128	27,509	18,728	-	1,310
1.30%	360,381	40,152	23,845	573,996	1,281	133,936	-	15,600
1.35%	35,496	-	1,862	116,396	27,769	49,567	-	6,020
1.40%	3,984	9,942	466	110,659	12,556	31,161	-	11,371
1.45%	16,786	-	17	27,078	21,589	28,372	-	1,939
1.50%	194,563	-	36,438	603,972	19,185	56,131	-	6,119
1.55%	65,568	-	2,057	119,977	139,602	175,107	-	19,831
1.60%	26,897	-	3,698	259,465	9,986	32,441	-	2,141
1.65%	22,375	-	10,568	90,253	2,482	16,416	-	1,207
1.70%	3,543	-	-	9,982	7,550	4,586	-	888
1.75%	232,349	-	3,525	507,115	47,529	231,008	-	18,882
1.80%	15,177	-	3,102	90,915	21,441	9,279	-	3,847
1.85%	64,852	-	3,079	63,628	11,585	20,690	-	249
1.90%	4,200	-	284	979	9,492	2,689	-	1,704
1.95%	160,227	-	12,018	534,192	5,615	44,131	-	6,458
2.00%	4,370	-	868	13,605	37	8,568	-	36
2.05%	15,354	-	10,414	24,559	5,939	6,472	-	560
2.10%	20,674	-	144	38,401	5,752	14,958	-	1,124
2.15%	2,348	-	2	10,951	930	8,406	-	2,718
2.20%	27,350	-	714	67,592	8,255	17,235	-	223
2.25%	2,397	-	144	5,842	188	750	-	127
2.30%	21,596	-	613	53,997	833	8,024	-	1,613
2.35%	853	-	897	545	-	8,046	-	195
2.40%	13,208	-	2,779	110,732	106	54	-	-
2.45%	942	-	-	2,986	-	86	-	-
2.50%	4,936	-	311	9,137	263	1,274	-	174
2.55%	658	-	-	41,555	-	1,158	-	-
2.60%	-	-	-	485	-	-	-	-
2.65%	534	-	192	2,681	-	161	-	-
2.70%	323	-	-	-	-	387	-	-
2.75%	173	-	-	53,030	-	-	-	-
2.80%	305	-	-	572	-	-	-	-
2.85%	451	-	-	331	-	-	-	-
2.90%	-	-	-	-	-	88	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,447,615	$50,382	$124,855	$3,762,756	$496,377	$1,145,297	$5,688	$133,267

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
0.40%	$-	3,581	2,235	3,986	-	2,462	121	22
0.60%	-	1,717	147	2,581	-	434	-	-
0.65%	-	44	-	-	-	-	-	-
0.75%	485	2,392	-	-	-	-	-	-
0.80%	261	915	-	-	-	-	-	-
0.85%	-	1,417	-	-	-	-	-	-
0.95%	1,037	1,656	341	-	-	-	-	-
1.05%	473	2,148	521	-	-	-	-	-
1.10%	12,257	3,514	2,605	-	-	-	-	-
1.15%	79,430	77,911	21,361	-	-	-	1,810	-
1.20%	376	107	-	-	-	-	-	-
1.25%	9,393	7,603	3,453	-	-	-	-	-
1.30%	15,096	268,825	201,809	-	4,208	-	26,471	-
1.35%	16,802	41,972	23,642	-	-	-	362	-
1.40%	9,070	37,564	2,433	-	-	-	87	-
1.45%	17,346	25,215	2,191	-	-	-	26	-
1.50%	19,157	280,253	257,944	-	8,644	-	45,444	-
1.55%	71,172	56,693	22,215	-	-	-	49	-
1.60%	6,015	128,828	108,894	-	99	-	8,657	-
1.65%	6,355	35,380	30,011	-	-	-	2,713	-
1.70%	4,069	4,829	1,979	-	-	-	-	-
1.75%	98,608	196,560	213,280	-	846	-	26,745	-
1.80%	8,335	49,303	26,042	-	475	-	1,862	-
1.85%	5,286	33,041	14,014	-	22	-	13,434	-
1.90%	1,236	-	-	-	-	-	-	-
1.95%	13,169	231,916	267,732	-	673	-	27,176	-
2.00%	1,213	5,425	17,182	-	-	-	-	-
2.05%	1,912	23,164	37,378	-	-	-	4,628	-
2.10%	7,348	9,909	17,230	-	98	-	2,934	-
2.15%	2,598	11,449	4,059	-	-	-	142	-
2.20%	4,072	38,912	56,039	-	-	-	4,192	-
2.25%	1,079	4,682	2,725	-	-	-	710	-
2.30%	2,555	14,672	26,223	-	-	-	356	-
2.35%	1,098	392	1,444	-	-	-	-	-
2.40%	-	29,920	39,784	-	-	-	1,136	-
2.45%	142	477	918	-	-	-	-	-
2.50%	38	7,157	14,059	-	-	-	126	-
2.55%	-	4,888	2,881	-	-	-	-	-
2.60%	-	656	-	-	-	-	-	-
2.65%	-	30	1,266	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	1,539	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	182	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$417,483	$1,646,838	$1,424,037	$6,567	$15,065	$2,896	$169,181	$22

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
0.40%	$449	-	111	-	574	-	-	-
0.60%	827	-	-	-	344	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	1,277	-	-	-	-
0.80%	-	814	-	597	-	-	509	313
0.85%	-	-	202	1,072	-	-	-	-
0.95%	-	802	-	1,274	-	-	-	-
1.05%	-	85	-	455	-	-	-	-
1.10%	-	23	176	1,850	-	439	-	-
1.15%	4,616	14,485	3,647	27,637	-	16,149	-	-
1.20%	-	17	-	776	-	-	-	-
1.25%	26	1,301	75	6,894	-	1,051	-	-
1.30%	31,561	5,997	48,130	40,797	-	273,639	215,556	134,992
1.35%	4,718	831	2,625	7,362	-	7,962	-	-
1.40%	503	5,838	230	2,931	-	574	98,384	79,559
1.45%	105	980	19	3,169	-	2,430	-	-
1.50%	49,230	4,520	31,250	13,759	-	195,588	-	-
1.55%	1,611	12,170	2,446	24,359	-	6,622	-	-
1.60%	14,333	938	7,038	2,533	-	9,782	-	-
1.65%	6,715	39	5,210	1,298	-	20,132	-	-
1.70%	-	1,376	330	628	-	1,037	-	-
1.75%	22,183	3,560	39,716	39,276	-	74,344	-	-
1.80%	6,038	1,016	1,796	2,219	-	9,041	-	-
1.85%	3,956	1,961	5,839	3,786	-	33,608	-	-
1.90%	-	200	-	933	-	601	-	-
1.95%	55,608	5,035	43,631	15,666	-	148,093	-	-
2.00%	5,847	25	384	772	-	1,730	-	-
2.05%	2,797	1,643	3,488	652	-	9,434	-	-
2.10%	2,554	798	8,325	16,915	-	5,984	-	-
2.15%	1,136	229	3,040	1,191	-	656	-	-
2.20%	9,759	2,423	3,391	455	-	9,348	-	-
2.25%	1,414	-	964	134	-	942	-	-
2.30%	2,497	-	14,219	1,377	-	12,870	-	-
2.35%	-	154	358	203	-	-	-	-
2.40%	6,489	-	5,501	-	-	15,368	-	-
2.45%	745	-	-	-	-	-	-	-
2.50%	930	-	1,392	146	-	5,865	-	-
2.55%	403	-	7,088	-	-	876	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	72	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	232	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	381	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$237,050	$67,260	$240,925	$222,393	$918	$864,546	$314,449	$214,864

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
0.40%	$2,545	-	4,625	2,394	1,970	-	393	-
0.60%	1,212	-	2,258	956	-	-	-	-
0.65%	-	177	-	-	2,203	-	584	-
0.75%	-	2,976	-	-	4,480	-	1,688	-
0.80%	2,629	-	-	249	-	422	-	751
0.85%	-	2,638	-	-	8,430	-	2,023	-
0.95%	-	12,114	-	-	1,397	-	2,004	-
1.05%	-	6,433	-	-	863	-	3,401	-
1.10%	-	3,966	-	-	36,866	-	7,100	-
1.15%	-	168,541	-	-	321,567	-	99,449	-
1.20%	-	1,600	-	-	3,303	-	-	-
1.25%	-	37,296	-	-	25,679	-	6,691	-
1.30%	1,208,403	302,299	-	105,566	385,091	52,794	295,233	120,092
1.35%	-	96,092	-	-	87,953	-	48,545	-
1.40%	497,558	8,829	-	34,240	27,630	19,618	5,967	24,397
1.45%	-	34,608	-	-	30,970	-	14,066	-
1.50%	-	341,130	-	-	255,062	-	260,652	-
1.55%	-	90,921	-	-	322,277	-	87,923	-
1.60%	-	71,475	-	-	61,449	-	41,228	-
1.65%	-	21,690	-	-	46,457	-	28,535	-
1.70%	-	5,216	-	-	7,144	-	2,693	-
1.75%	-	186,422	-	-	605,347	-	210,964	-
1.80%	-	41,806	-	-	22,341	-	25,397	-
1.85%	-	38,548	-	-	146,339	-	37,156	-
1.90%	-	2,528	-	-	6,491	-	2,901	-
1.95%	-	162,307	-	-	220,600	-	176,441	-
2.00%	-	3,004	-	-	9,452	-	4,726	-
2.05%	-	56,014	-	-	19,259	-	22,560	-
2.10%	-	26,278	-	-	30,112	-	33,829	-
2.15%	-	2,190	-	-	5,151	-	3,986	-
2.20%	-	53,898	-	-	34,294	-	26,255	-
2.25%	-	739	-	-	3,438	-	2,164	-
2.30%	-	23,808	-	-	23,595	-	27,859	-
2.35%	-	3,221	-	-	13,841	-	282	-
2.40%	-	45,220	-	-	40,425	-	22,600	-
2.45%	-	152	-	-	1,246	-	638	-
2.50%	-	8,539	-	-	9,844	-	4,174	-
2.55%	-	13,422	-	-	5,063	-	3,247	-
2.60%	-	-	-	-	-	-	352	-
2.65%	-	1,015	-	-	327	-	3,674	-
2.70%	-	-	-	-	310	-	-	-
2.75%	-	3,023	-	-	1,266	-	-	-
2.80%	-	100	-	-	108	-	-	-
2.85%	-	-	-	-	1,424	-	356	-
2.90%	-	-	-	-	178	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,712,347	$1,880,235	$6,883	$143,405	$2,831,242	$72,834	$1,517,736	$145,240

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
0.40%	$-	-	6,210	23,226	12,284	766	24	609
0.60%	-	-	963	8,440	12,232	2,401	-	2,473
0.65%	-	-	-	-	-	7	-	1,093
0.75%	-	64	-	-	-	2,732	-	1,240
0.80%	881	-	-	-	-	586	-	-
0.85%	-	510	-	-	-	137	-	601
0.95%	-	613	-	-	-	162	-	-
1.05%	-	1,037	-	-	-	418	-	-
1.10%	-	158	-	-	-	4,017	-	554
1.15%	-	14,491	-	-	-	44,301	-	30,560
1.20%	-	51	-	-	-	-	-	-
1.25%	-	1,647	-	-	-	9,574	-	1,741
1.30%	12,513	273	-	-	-	252,842	-	181,893
1.35%	-	6,560	-	-	-	38,241	-	21,955
1.40%	7,505	2,705	-	-	-	11,782	-	12,399
1.45%	-	9,466	-	-	-	5,840	-	3,234
1.50%	-	3,618	-	-	-	444,414	-	190,393
1.55%	-	12,426	-	-	-	54,973	-	17,248
1.60%	-	18,590	-	-	-	230,555	-	171,843
1.65%	-	1,330	-	-	-	53,849	-	33,095
1.70%	-	408	-	-	-	4,184	-	2,317
1.75%	-	6,195	-	-	-	394,656	-	133,793
1.80%	-	6,831	-	-	-	70,678	-	54,491
1.85%	-	290	-	-	-	40,313	-	69,132
1.90%	-	1,684	-	-	-	965	-	7,623
1.95%	-	1,313	-	-	-	433,089	-	165,439
2.00%	-	300	-	-	-	46,603	-	2,407
2.05%	-	-	-	-	-	28,796	-	36,815
2.10%	-	80	-	-	-	34,748	-	10,443
2.15%	-	105	-	-	-	23,936	-	3,787
2.20%	-	588	-	-	-	129,807	-	41,933
2.25%	-	875	-	-	-	12,934	-	2,189
2.30%	-	-	-	-	-	33,873	-	17,855
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	93,953	-	50,699
2.45%	-	-	-	-	-	2,867	-	3,950
2.50%	-	-	-	-	-	10,763	-	4,852
2.55%	-	-	-	-	-	10,916	-	5,058
2.60%	-	-	-	-	-	-	-	466
2.65%	-	-	-	-	-	8,653	-	5,259
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	2,897	-	831
2.80%	-	-	-	-	-	-	-	508
2.85%	-	-	-	-	-	1,241	-	505
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$20,899	$92,208	$7,173	$31,666	$24,516	$2,543,469	$24	$1,291,283

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
0.40%	$4,240	34	5,101	90,861	180,099	19,974	2	-
0.60%	3,026	54	174	3,741	264	191	44	-
0.65%	179	-	-	-	-	-	-	-
0.75%	451	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	273
0.85%	748	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	310	-	-	-	-	-	-	-
1.15%	36,439	-	-	-	-	-	14	-
1.20%	-	-	-	-	-	-	-	-
1.25%	1,488	-	-	-	-	-	-	-
1.30%	387,801	-	-	-	-	-	886	110,685
1.35%	46,762	-	-	-	-	-	-	-
1.40%	10,611	-	-	-	-	-	-	38,400
1.45%	2,080	-	-	-	-	-	-	-
1.50%	336,952	-	-	-	-	-	299	-
1.55%	20,348	-	-	-	-	-	-	-
1.60%	96,346	-	-	-	-	-	-	-
1.65%	46,292	-	-	-	-	-	-	-
1.70%	3,573	-	-	-	-	-	-	-
1.75%	232,307	-	-	-	-	-	94	-
1.80%	42,660	-	-	-	-	-	-	-
1.85%	70,717	-	-	-	-	-	-	-
1.90%	3,273	-	-	-	-	-	-	-
1.95%	208,910	-	-	-	-	-	-	-
2.00%	12,393	-	-	-	-	-	-	-
2.05%	54,608	-	-	-	-	-	-	-
2.10%	9,786	-	-	-	-	-	-	-
2.15%	2,145	-	-	-	-	-	-	-
2.20%	40,695	-	-	-	-	-	-	-
2.25%	4,927	-	-	-	-	-	-	-
2.30%	48,778	-	-	-	-	-	-	-
2.35%	4,799	-	-	-	-	-	-	-
2.40%	31,567	-	-	-	-	-	-	-
2.45%	1,856	-	-	-	-	-	-	-
2.50%	8,167	-	-	-	-	-	-	-
2.55%	4,227	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	3,536	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,955	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,784,952	$88	$5,275	$94,602	$180,363	$20,165	$1,339	$149,358

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
0.40%	$1,132	6,514	1,446	1,246	4,356	-	2,595	9,508
0.60%	1,482	2,866	3,722	553	4,773	-	3,391	1,868
0.65%	-	-	-	1,338	178	-	-	-
0.75%	-	-	-	9,127	2,425	880	-	-
0.80%	-	-	-	7,250	2,981	1,734	-	-
0.85%	-	-	-	7,494	13,583	946	-	-
0.95%	19,615	-	-	12,189	2,385	5,151	-	-
1.05%	33,011	-	-	10,812	2,597	4,466	-	-
1.10%	230	-	1,695	19,672	4,593	2,305	481	283
1.15%	15,020	-	19,231	194,832	64,476	43,224	10,497	29,815
1.20%	-	-	-	321	-	-	-	-
1.25%	5,276	-	2,515	19,479	8,384	8,180	1,265	1,761
1.30%	110	-	407,459	453,555	583,074	131,776	120,896	330,268
1.35%	-	-	8,772	70,987	45,222	15,249	11,170	4,472
1.40%	902	-	3,177	69,926	49,664	25,898	1,095	2,451
1.45%	3,189	-	3,495	17,912	5,582	6,688	7,837	1,439
1.50%	7,603	-	109,779	175,184	455,992	64,330	210,208	80,002
1.55%	9,800	-	13,707	136,870	61,532	38,351	13,895	9,370
1.60%	3,912	-	19,698	55,544	80,077	22,877	21,535	6,015
1.65%	-	-	15,520	33,036	90,566	6,064	16,192	11,827
1.70%	2,428	-	300	4,831	5,621	1,935	658	-
1.75%	6,609	-	151,375	384,155	138,443	46,469	28,694	55,138
1.80%	1,234	-	12,994	16,644	63,609	9,298	15,509	3,651
1.85%	701	-	27,697	42,135	115,483	5,046	8,976	12,509
1.90%	-	-	4,458	5,495	9,828	1,312	-	-
1.95%	87	-	97,677	82,113	276,425	35,665	138,480	59,453
2.00%	-	-	1,337	11,450	6,371	5,332	3,261	200
2.05%	2,129	-	1,940	12,917	52,956	2,481	8,316	845
2.10%	186	-	7,689	34,750	20,358	7,008	2,304	4,559
2.15%	3,428	-	1,613	4,582	1,162	1,428	526	-
2.20%	1,386	-	5,294	36,822	43,338	7,876	3,247	7,349
2.25%	-	-	259	1,815	1,211	314	2,306	1,093
2.30%	-	-	2,719	15,818	27,960	2,229	10,392	1,402
2.35%	-	-	6,106	2,131	186	101	271	-
2.40%	-	-	6,912	1,137	33,811	6,058	38,759	2,115
2.45%	-	-	1,101	4,896	2,423	1,301	1,433	-
2.50%	-	-	5,454	1,430	6,924	589	2,169	802
2.55%	-	-	503	3,365	13,807	2,540	575	571
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15	1,088	2,693	52	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	261	25,865	-	3,130	-
2.80%	-	-	-	-	-	-	59	33
2.85%	-	-	9,427	-	4,151	-	220	6,846
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$119,470	$9,380	$955,086	$1,965,162	$2,335,065	$515,153	$690,342	$645,645

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
0.40%	$15	208	-	2,830	236	10,018	-	15,056
0.60%	298	126	-	2,494	840	4,998	7	4,835
0.65%	-	-	-	101	-	1,731	-	2,085
0.75%	-	-	-	705	-	8,818	-	8,387
0.80%	-	-	-	-	-	851	-	-
0.85%	-	-	-	603	-	18,007	-	6,671
0.95%	-	-	1,906	-	-	3,035	-	5,680
1.05%	-	-	19	-	-	1,708	-	2,843
1.10%	-	-	264	18	-	56,881	-	8,606
1.15%	-	-	16,862	18,213	-	495,541	24	192,009
1.20%	-	-	136	-	-	4,092	-	-
1.25%	-	-	7,167	1,031	-	39,057	610	11,448
1.30%	-	-	794	187,475	-	1,024,461	1,825	1,193,621
1.35%	-	-	2,563	23,766	-	152,188	535	78,327
1.40%	-	-	690	6,362	-	83,187	193	44,353
1.45%	-	-	2,660	1,876	-	56,215	-	15,785
1.50%	-	-	8,336	146,155	-	643,072	2,549	727,346
1.55%	-	-	15,258	8,271	-	410,007	328	82,627
1.60%	-	-	2,985	39,249	-	152,794	15	164,193
1.65%	-	-	51	23,846	-	102,619	280	92,131
1.70%	-	-	217	695	-	18,812	-	5,188
1.75%	-	-	11,935	95,132	-	1,166,646	23	612,275
1.80%	-	-	5,284	14,117	-	74,706	-	59,138
1.85%	-	-	3,509	37,432	-	139,968	198	151,455
1.90%	-	-	3,160	1,421	-	18,725	-	18,976
1.95%	-	-	1,851	90,746	-	461,928	1,952	456,533
2.00%	-	-	1,176	5,106	-	18,288	371	11,910
2.05%	-	-	5,279	13,868	-	56,973	-	84,465
2.10%	-	-	923	14,273	-	90,452	-	33,820
2.15%	-	-	331	4,699	-	26,809	-	14,655
2.20%	-	-	1,785	13,450	-	103,830	-	89,122
2.25%	-	-	-	174	-	3,701	-	5,825
2.30%	-	-	347	14,839	-	54,963	-	58,043
2.35%	-	-	-	1,457	-	20,129	-	6,582
2.40%	-	-	-	7,893	-	83,140	-	93,854
2.45%	-	-	-	156	-	2,512	-	853
2.50%	-	-	-	4,501	-	6,913	-	14,185
2.55%	-	-	-	9,300	-	8,452	-	7,836
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	104	-	4,045	-	462
2.70%	-	-	-	-	-	360	-	-
2.75%	-	-	-	14,772	-	123	-	3,472
2.80%	-	-	-	73	-	1,096	-	13
2.85%	-	-	-	-	-	382	-	4,465
2.90%	-	-	-	-	-	200	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$313	$334	$95,488	$807,203	$1,076	$5,632,433	$8,910	$4,389,130

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
0.40%	$16	44	-	-	-	891	194	-
0.60%	-	368	-	-	-	105	1,169	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	5	-	20	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	4,857	-	-	-	-
1.05%	-	-	-	1,324	-	-	-	-
1.10%	-	81	-	5,458	-	175	-	-
1.15%	-	3,538	-	19,677	-	878	-	-
1.20%	-	-	-	40	-	-	-	-
1.25%	-	381	-	3,891	-	1,147	-	-
1.30%	-	38,549	32,589	-	11,410	-	-	-
1.35%	-	3,893	-	6,058	-	-	-	-
1.40%	-	3,226	4,842	3,196	6,615	210	-	273
1.45%	-	2	-	12,592	-	548	-	-
1.50%	-	54,266	-	7,310	-	215	-	-
1.55%	-	5,123	-	23,365	-	953	-	-
1.60%	-	8,663	-	3,868	-	-	-	-
1.65%	-	6,227	-	4,508	-	-	-	-
1.70%	-	-	-	970	-	226	-	-
1.75%	-	8,258	-	37,263	-	1	536	-
1.80%	-	2,637	-	2,579	-	-	-	-
1.85%	-	13,189	-	248	-	27	-	-
1.90%	-	-	-	752	-	-	-	-
1.95%	-	30,721	-	6,422	-	-	1,001	-
2.00%	-	581	-	40	-	-	-	-
2.05%	-	2,876	-	1,275	-	-	-	-
2.10%	-	829	-	1,593	-	-	-	-
2.15%	-	69	-	81	-	-	-	-
2.20%	-	9,201	-	171	-	-	796	-
2.25%	-	684	-	318	-	-	-	-
2.30%	-	2,159	-	1,282	-	-	-	-
2.35%	-	-	-	134	-	-	-	-
2.40%	-	2,906	-	-	-	-	190	-
2.45%	-	-	-	164	-	-	-	-
2.50%	-	110	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	111	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	86	-	-	-	-	-	-
2.85%	-	1,092	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$16	$199,759	$37,436	$149,436	$18,045	$5,376	$3,997	$273

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
0.40%	$-	42	952	7,301	707	71,895	4,628	-
0.60%	-	-	809	1,361	-	6,195	1,734	-
0.65%	-	-	1,793	1,459	-	5,726	899	-
0.75%	-	-	6,960	6,063	444	9,122	657	-
0.80%	-	-	2,532	238	955	420	215	169
0.85%	-	-	9,490	5,177	1,291	8,067	815	-
0.95%	-	-	3,988	3,186	3,445	4,524	122	-
1.05%	-	-	6,224	383	2,067	1,050	-	-
1.10%	-	-	31,911	28,587	2,673	346,885	9,022	-
1.15%	15	92	326,010	225,170	65,780	2,512,685	57,475	-
1.20%	-	-	2,968	226	702	6,697	-	-
1.25%	-	-	23,544	15,832	12,592	91,921	7,542	-
1.30%	-	4,766	680,895	1,017,966	129,033	25,030,438	309,944	30,926
1.35%	-	614	63,689	76,620	25,702	470,215	15,641	-
1.40%	-	462	189,919	28,194	33,730	41,119	9,275	12,773
1.45%	-	16	34,923	41,710	34,605	124,629	1,208	-
1.50%	12	1,782	156,095	410,235	115,620	3,657,466	132,682	-
1.55%	-	-	292,564	151,720	65,064	1,113,698	44,368	-
1.60%	-	2	28,269	84,701	85,111	103,104	23,565	-
1.65%	-	6	31,461	54,975	25,595	445,870	11,939	-
1.70%	-	18	5,965	10,263	4,791	71,649	2,868	-
1.75%	-	1,294	434,574	568,429	90,388	5,631,766	184,844	-
1.80%	-	200	14,461	18,641	21,236	231,084	6,871	-
1.85%	-	-	41,000	145,571	42,895	1,914,052	29,102	-
1.90%	-	-	4,874	8,760	1,787	85,381	2,736	-
1.95%	-	925	150,693	263,216	72,925	1,793,842	83,255	-
2.00%	-	-	9,852	16,208	6,715	145,159	2,263	-
2.05%	-	96	40,047	44,705	11,536	446,059	10,912	-
2.10%	-	14	16,758	18,668	6,785	191,140	7,352	-
2.15%	-	-	9,076	5,362	1,489	98,477	2,104	-
2.20%	-	-	18,045	57,075	35,206	362,795	11,506	-
2.25%	-	-	3,319	2,881	1,941	28,233	64	-
2.30%	-	-	17,377	40,825	16,780	217,701	9,058	-
2.35%	-	-	19,977	2,927	996	208,193	687	-
2.40%	-	-	9,376	32,166	11,640	258,798	3,638	-
2.45%	-	-	1,522	1,214	-	11,426	147	-
2.50%	-	-	6,013	6,633	868	308,883	4,707	-
2.55%	-	-	593	1,428	755	21,399	-	-
2.60%	-	-	408	-	-	11,130	-	-
2.65%	-	-	1,080	755	-	52,823	355	-
2.70%	-	-	615	102	-	9,114	-	-
2.75%	-	-	220	1,956	-	2,748	-	-
2.80%	-	-	-	-	-	3,459	-	-
2.85%	-	-	-	484	-	16,065	94	-
2.90%	-	-	172	-	-	3,272	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	1,777	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$27	$10,329	$2,701,013	$3,409,373	$933,849	$46,178,151	$994,294	$43,868

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
0.40%	$486	4,522	371	11,575	43	-	-	7,781
0.60%	-	444	1,450	2,475	-	-	-	1,614
0.65%	2,747	214	-	4,909	-	-	-	-
0.75%	9,741	4,411	-	20,274	-	-	-	-
0.80%	-	1,439	-	7,346	-	-	-	-
0.85%	7,989	3,515	-	9,634	-	-	-	-
0.95%	128	658	-	3,948	-	-	-	-
1.05%	-	243	-	2,539	-	-	-	-
1.10%	24,578	18,983	-	84,750	-	-	-	-
1.15%	130,460	105,661	-	623,502	-	14	14	53,042
1.20%	2,071	390	-	4,957	-	-	-	-
1.25%	13,227	5,292	-	50,979	-	-	-	-
1.30%	332,548	654,072	-	1,952,679	5,357	814	853	2,712,005
1.35%	30,909	32,166	-	133,031	509	-	-	5,123
1.40%	13,555	25,364	-	466,811	4	-	-	187
1.45%	12,936	15,058	-	72,844	-	-	-	-
1.50%	151,924	275,151	-	698,876	1,546	39	-	387,287
1.55%	128,036	78,929	-	643,496	-	-	-	542
1.60%	48,953	52,743	-	309,876	-	-	-	3,980
1.65%	36,933	30,614	-	98,175	203	597	-	65,829
1.70%	2,530	2,782	-	28,273	-	-	-	-
1.75%	251,304	357,174	-	1,275,591	-	-	-	241,067
1.80%	13,217	16,784	-	122,936	35	-	-	30,200
1.85%	28,808	132,419	-	276,003	-	-	-	97,821
1.90%	867	3,078	-	7,645	-	-	-	-
1.95%	123,959	156,623	-	311,022	43	-	-	173,974
2.00%	7,329	6,503	-	16,301	-	-	-	1,076
2.05%	12,289	85,607	-	78,794	-	-	-	16,129
2.10%	13,251	27,261	-	68,801	14	-	-	4,826
2.15%	5,745	3,451	-	21,167	-	-	-	882
2.20%	15,453	39,621	-	97,521	-	-	-	5,062
2.25%	1,671	3,338	-	14,023	-	-	-	106
2.30%	4,826	34,550	-	51,242	-	-	-	8,277
2.35%	14,197	5,201	-	5,835	-	-	-	-
2.40%	2,710	20,308	-	18,730	-	-	-	12,967
2.45%	59	1,408	-	1,469	-	-	-	2,389
2.50%	4,754	31,120	-	30,168	-	-	-	30,345
2.55%	1,761	40	-	1,009	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,873	3,856	-	567	-	-	-	-
2.70%	323	102	-	71	-	-	-	-
2.75%	-	926	-	639	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	81	4,227	-	-	-	-	-	418
2.90%	173	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,454,401	$2,246,248	$1,821	$7,630,483	$7,754	$1,464	$867	$3,862,929

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
0.40%	$19,472	-	993	-	1,618	-	461	-
0.60%	4,086	-	1,328	-	803	-	1,873	-
0.65%	-	-	857	-	544	-	555	-
0.75%	-	-	4,467	-	5,959	-	2,624	-
0.80%	-	2,642	-	137	28	6,209	-	1,835
0.85%	-	-	3,350	-	574	-	4,511	-
0.95%	-	-	3,962	-	1,682	-	2,510	-
1.05%	-	-	3,167	-	-	-	1,926	-
1.10%	-	-	14,574	-	6,746	-	26,244	-
1.15%	140,319	-	181,417	-	66,714	-	196,219	-
1.20%	-	-	2,484	-	1,400	-	2,545	-
1.25%	-	-	23,656	-	9,758	-	17,748	-
1.30%	4,364,848	85,755	242,023	27,520	211,436	1,937,549	237,575	197,539
1.35%	9,293	-	39,308	-	27,166	-	75,083	-
1.40%	-	31,694	12,911	16,446	7,504	364,816	14,749	78,973
1.45%	2,065	-	22,176	-	8,455	-	17,475	-
1.50%	537,004	-	223,786	-	221,681	-	198,333	-
1.55%	2,034	-	206,661	-	63,620	-	202,517	-
1.60%	7,456	-	51,562	-	32,449	-	55,070	-
1.65%	62,613	-	39,842	-	28,719	-	57,233	-
1.70%	93	-	5,761	-	4,564	-	6,381	-
1.75%	201,938	-	306,681	-	181,029	-	320,743	-
1.80%	51,694	-	33,453	-	27,458	-	17,093	-
1.85%	127,405	-	56,830	-	35,861	-	56,017	-
1.90%	-	-	6,743	-	2,327	-	3,918	-
1.95%	209,518	-	143,250	-	117,678	-	124,110	-
2.00%	18,816	-	14,006	-	5,549	-	8,621	-
2.05%	25,153	-	15,298	-	13,142	-	28,994	-
2.10%	13,054	-	22,708	-	11,966	-	22,349	-
2.15%	-	-	8,576	-	5,418	-	7,826	-
2.20%	10,043	-	40,016	-	23,495	-	14,633	-
2.25%	567	-	1,795	-	248	-	2,005	-
2.30%	8,658	-	19,522	-	13,263	-	16,514	-
2.35%	-	-	6,649	-	1,102	-	9,646	-
2.40%	36,033	-	12,365	-	14,127	-	20,597	-
2.45%	1,342	-	1,621	-	2,093	-	291	-
2.50%	10,240	-	2,974	-	1,154	-	1,902	-
2.55%	-	-	315	-	85	-	544	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	1,573	-	2,376	-	534	-
2.70%	-	-	118	-	-	-	156	-
2.75%	821	-	989	-	405	-	950	-
2.80%	1,707	-	-	-	87	-	-	-
2.85%	-	-	546	-	550	-	127	-
2.90%	-	-	66	-	-	-	90	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,866,272	$120,091	$1,780,379	$44,103	$1,160,833	$2,308,574	$1,779,292	$278,347

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
0.40%	$427	-	242	1,380	169	-	1,352	-
0.60%	-	-	268	1,784	-	-	5,016	-
0.65%	1,104	-	-	-	923	-	126	-
0.75%	3,189	-	1,711	-	5,015	-	1,423	-
0.80%	-	5,074	-	-	2,591	4,144	-	215
0.85%	7,573	-	3,683	-	4,926	-	1,343	-
0.95%	341	-	8,090	-	-	-	176	-
1.05%	1,190	-	774	-	653	-	127	-
1.10%	22,824	-	1,988	-	20,939	-	7,000	-
1.15%	212,646	-	116,340	-	177,165	-	32,186	-
1.20%	3,548	-	426	-	1,895	-	221	-
1.25%	12,965	-	13,622	-	16,038	-	4,225	-
1.30%	127,181	399,593	146,380	-	1,542,487	638,869	146,932	22,619
1.35%	48,162	-	46,834	-	47,413	-	15,178	-
1.40%	19,915	180,199	9,210	-	446,345	327,824	2,181	3,731
1.45%	17,286	-	22,754	-	13,934	-	1,811	-
1.50%	89,999	-	261,789	-	163,992	-	123,466	-
1.55%	235,987	-	78,243	-	175,029	-	34,043	-
1.60%	24,166	-	91,045	-	28,058	-	12,872	-
1.65%	22,093	-	40,612	-	37,693	-	6,260	-
1.70%	5,209	-	4,518	-	4,597	-	830	-
1.75%	368,651	-	135,618	-	279,998	-	84,486	-
1.80%	5,766	-	32,588	-	10,452	-	8,956	-
1.85%	28,782	-	46,807	-	25,268	-	15,352	-
1.90%	3,999	-	3,085	-	4,236	-	143	-
1.95%	86,699	-	188,074	-	122,450	-	72,304	-
2.00%	7,228	-	7,486	-	6,690	-	1,288	-
2.05%	4,169	-	28,033	-	16,129	-	5,586	-
2.10%	13,169	-	28,659	-	19,962	-	3,642	-
2.15%	4,088	-	4,337	-	8,103	-	4,151	-
2.20%	13,936	-	47,358	-	20,330	-	8,791	-
2.25%	1,224	-	3,779	-	2,201	-	-	-
2.30%	7,448	-	22,367	-	11,752	-	12,172	-
2.35%	12,704	-	3,927	-	7,997	-	1,699	-
2.40%	4,539	-	48,758	-	9,178	-	4,256	-
2.45%	720	-	1,108	-	719	-	2,452	-
2.50%	3,275	-	5,481	-	1,467	-	1,703	-
2.55%	517	-	4,119	-	4,036	-	821	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,204	-	1,302	-	2,199	-	-	-
2.70%	233	-	-	-	123	-	-	-
2.75%	272	-	767	-	693	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	351	-	824	-	419	-	925	-
2.90%	133	-	-	-	65	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,424,912	$584,866	$1,463,006	$3,164	$3,244,329	$970,837	$625,495	$26,565

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
0.40%	$584	-	4,853	735	657	2,086	172	-
0.60%	77	-	1,598	1,069	-	356	1,999	-
0.65%	1,345	-	1,913	-	1,497	2,499	-	-
0.75%	5,451	-	2,468	-	2,752	3,971	-	-
0.80%	-	2,517	-	19,894	-	1	-	26,607
0.85%	8,596	-	3,421	-	4,629	8,016	-	-
0.95%	-	-	2,654	-	4,629	-	-	-
1.05%	476	-	4,621	-	6,553	1,038	-	-
1.10%	25,915	-	29,969	-	26,797	40,547	117	-
1.15%	227,504	-	260,428	-	562,262	296,177	1,149	-
1.20%	2,911	-	800	-	3,179	2,627	-	-
1.25%	12,484	-	34,985	-	97,968	15,004	497	-
1.30%	195,605	354,555	454,177	3,492,991	433,918	609,730	13,623	1,247,188
1.35%	39,676	-	121,655	-	214,522	64,345	4,549	-
1.40%	24,473	136,016	10,997	1,458,832	42,007	24,675	3,513	393,574
1.45%	22,240	-	41,801	-	92,245	21,003	17,487	-
1.50%	89,229	-	271,116	-	482,744	230,258	18,202	-
1.55%	238,969	-	200,527	-	462,230	290,353	916	-
1.60%	29,062	-	60,534	-	122,742	22,773	5,729	-
1.65%	23,671	-	47,321	-	71,957	36,249	880	-
1.70%	4,040	-	7,263	-	29,477	7,311	-	-
1.75%	375,271	-	389,572	-	602,132	595,247	4,463	-
1.80%	5,656	-	23,252	-	62,339	4,674	919	-
1.85%	28,091	-	76,276	-	119,726	82,826	2,005	-
1.90%	3,331	-	7,171	-	21,959	4,815	-	-
1.95%	78,500	-	185,285	-	272,666	194,222	20,659	-
2.00%	9,220	-	7,050	-	14,474	15,404	638	-
2.05%	26,919	-	47,145	-	71,175	16,489	443	-
2.10%	30,786	-	20,297	-	38,232	38,657	651	-
2.15%	7,078	-	3,461	-	21,978	8,346	-	-
2.20%	10,873	-	32,535	-	77,412	40,616	380	-
2.25%	1,685	-	1,904	-	9,003	1,799	-	-
2.30%	11,612	-	26,752	-	40,603	28,544	317	-
2.35%	15,208	-	2,032	-	4,007	13,280	-	-
2.40%	13,405	-	16,814	-	36,108	10,953	1,110	-
2.45%	73	-	1,224	-	708	388	-	-
2.50%	2,865	-	5,449	-	9,592	15,691	-	-
2.55%	1,397	-	2,648	-	131	3,161	371	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,381	-	581	-	947	1,112	-	-
2.70%	313	-	-	-	-	821	-	-
2.75%	-	-	9,084	-	1,957	170	-	-
2.80%	-	-	-	-	-	-	33	-
2.85%	-	-	2,148	-	1,787	2,656	-	-
2.90%	177	-	-	-	-	152	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,576,149	$493,088	$2,423,781	$4,973,521	$4,069,701	$2,759,042	$100,822	$1,667,369

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
0.40%	$129	10,466	1,086	-	91	587	71	939
0.60%	-	7,049	-	-	396	1,464	-	2,291
0.65%	1,103	-	784	-	-	-	9	-
0.75%	2,744	-	2,140	-	161	-	566	-
0.80%	-	-	33	2,930	-	4,822	-	955
0.85%	8,153	-	4,943	-	501	-	1,146	-
0.95%	3,135	-	102	-	741	-	4,940	-
1.05%	2,098	-	1,578	-	19	-	413	-
1.10%	26,525	-	28,445	-	3,567	-	4,945	-
1.15%	247,072	-	227,831	-	33,073	-	77,639	-
1.20%	3,230	-	1,497	-	54	-	62	-
1.25%	15,725	-	19,219	-	4,615	-	17,090	-
1.30%	186,938	-	1,847,143	64,973	104,752	545,305	73,935	82,379
1.35%	53,677	-	59,032	-	10,573	-	38,969	-
1.40%	25,785	-	20,517	12,579	1,833	240,415	4,748	16,620
1.45%	26,711	-	17,475	-	5,099	-	17,583	-
1.50%	110,857	-	497,212	-	113,245	-	74,915	-
1.55%	264,451	-	187,094	-	29,965	-	54,085	-
1.60%	13,914	-	85,757	-	23,056	-	21,358	-
1.65%	28,299	-	74,872	-	17,072	-	6,722	-
1.70%	3,692	-	11,192	-	2,844	-	3,484	-
1.75%	377,020	-	388,676	-	81,303	-	74,604	-
1.80%	17,385	-	76,790	-	7,126	-	8,926	-
1.85%	30,760	-	52,332	-	19,512	-	9,424	-
1.90%	5,545	-	14,549	-	1,319	-	4,824	-
1.95%	69,440	-	287,838	-	74,116	-	61,139	-
2.00%	6,240	-	9,784	-	2,344	-	733	-
2.05%	12,238	-	19,378	-	4,654	-	11,758	-
2.10%	18,047	-	34,307	-	8,930	-	6,520	-
2.15%	6,045	-	3,782	-	1,552	-	1,810	-
2.20%	10,608	-	49,693	-	12,696	-	7,108	-
2.25%	1,705	-	4,070	-	122	-	505	-
2.30%	8,891	-	30,512	-	5,865	-	4,523	-
2.35%	12,885	-	6,761	-	291	-	46	-
2.40%	5,547	-	18,325	-	6,276	-	2,146	-
2.45%	82	-	2,700	-	144	-	3	-
2.50%	6,456	-	10,133	-	1,533	-	906	-
2.55%	392	-	3,379	-	353	-	3,407	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,643	-	2,521	-	-	-	82	-
2.70%	308	-	1,694	-	-	-	-	-
2.75%	-	-	817	-	348	-	-	-
2.80%	-	-	-	-	441	-	-	-
2.85%	-	-	1,165	-	178	-	161	-
2.90%	177	-	43	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,615,652	$17,515	$4,107,201	$80,482	$580,760	$792,593	$601,305	$103,184

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
0.40%	$-	2,121	196	242	240	12,074	15,181	62,674
0.60%	-	1,826	-	719	-	13,217	14,187	21,630
0.65%	-	-	48	-	132	1,007	1,115	6,505
0.75%	920	-	978	-	1,413	3,725	1,939	10,885
0.80%	-	755	-	1,695	-	3,242	2,758	362
0.85%	2,157	-	2,038	-	534	5,117	11,630	10,021
0.95%	1,135	-	-	-	1,715	2,776	3,685	3,565
1.05%	751	-	-	-	376	2,836	1,850	1,623
1.10%	1,246	-	7,044	-	2,200	30,550	57,504	347,750
1.15%	57,748	-	45,309	-	42,991	254,270	397,769	2,541,698
1.20%	504	-	-	-	96	1,737	2,083	6,979
1.25%	5,265	-	1,255	-	13,454	21,416	27,817	91,157
1.30%	86,262	117,608	126,886	228,600	82,685	1,237,028	1,975,651	22,541,600
1.35%	28,359	-	12,488	-	18,011	170,624	332,137	632,772
1.40%	3,257	68,842	3,461	87,946	3,161	42,768	75,715	64,124
1.45%	5,279	-	17,198	-	7,404	21,765	51,527	145,237
1.50%	177,811	-	125,173	-	77,908	905,715	1,683,579	4,973,701
1.55%	37,974	-	31,785	-	37,095	161,830	294,866	1,204,713
1.60%	50,386	-	18,840	-	22,412	219,727	396,615	488,284
1.65%	23,554	-	15,459	-	12,121	89,500	195,927	591,878
1.70%	2,360	-	930	-	2,582	10,767	10,683	89,751
1.75%	96,817	-	95,576	-	73,738	680,814	1,141,514	6,370,924
1.80%	17,385	-	9,733	-	7,710	83,994	184,334	361,728
1.85%	11,139	-	11,405	-	14,636	128,531	247,601	1,983,509
1.90%	628	-	1,082	-	498	13,059	6,640	89,339
1.95%	109,083	-	92,919	-	71,409	636,637	1,300,230	2,755,470
2.00%	4,393	-	3,464	-	4,240	12,838	44,149	165,739
2.05%	18,523	-	6,790	-	4,678	43,252	90,336	491,944
2.10%	17,289	-	4,631	-	6,951	49,138	69,495	215,399
2.15%	3,546	-	1,466	-	2,069	9,876	30,236	108,658
2.20%	30,101	-	12,482	-	10,715	84,648	161,465	505,127
2.25%	652	-	365	-	904	5,433	5,493	30,601
2.30%	11,457	-	9,465	-	4,968	52,037	80,752	271,331
2.35%	1,459	-	653	-	245	4,704	2,598	218,602
2.40%	10,012	-	13,131	-	11,615	82,307	163,960	371,691
2.45%	666	-	309	-	594	5,587	20,216	28,859
2.50%	1,977	-	577	-	960	9,786	33,650	332,179
2.55%	7,902	-	1,453	-	2,545	13,604	20,714	31,853
2.60%	-	-	-	-	-	-	726	11,902
2.65%	276	-	1,773	-	-	559	184	60,970
2.70%	-	-	-	-	-	52	73	9,043
2.75%	836	-	1,306	-	595	4,552	5,069	4,296
2.80%	230	-	58	-	-	1,551	1,810	5,406
2.85%	-	-	-	-	147	1,803	1,900	17,058
2.90%	-	-	-	-	-	-	-	3,378
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	1,835
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$829,339	$191,152	$677,726	$319,202	$545,747	$5,136,453	$9,167,363	$48,283,750

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
0.40%	$-	157	4,177	2,988	116	8,603	26,824	30
0.60%	-	-	4,616	11,360	-	9,158	40,925	291
0.65%	-	619	-	-	547	1,838	-	-
0.75%	-	2,630	-	-	558	2,449	-	1,766
0.80%	169	-	-	-	168	2,426	-	3,931
0.85%	-	4,481	-	-	5,233	8,568	-	285
0.95%	-	815	-	-	166	1,770	-	1,089
1.05%	-	461	-	-	792	827	-	2,733
1.10%	-	17,419	545	-	30,985	5,565	14,398	6,239
1.15%	-	83,506	20,466	-	42,808	171,237	141,004	245,688
1.20%	-	972	-	-	116	846	-	2,186
1.25%	-	6,053	924	-	2,152	15,373	3,679	56,293
1.30%	19,814	153,343	358,724	-	335,541	938,001	2,320,929	198,013
1.35%	-	16,200	29,681	-	19,457	79,986	170,781	98,986
1.40%	10,157	3,058	5,571	-	11,454	97,008	58,101	48,125
1.45%	-	5,981	845	-	5,879	34,435	14,813	23,289
1.50%	-	76,008	479,117	-	388,651	795,677	3,588,374	309,600
1.55%	-	67,184	10,188	-	22,327	97,931	97,788	157,998
1.60%	-	10,311	49,199	-	24,891	108,524	366,520	107,973
1.65%	-	11,333	51,897	-	39,807	84,189	353,939	70,194
1.70%	-	2,770	1,104	-	1,666	7,573	4,595	18,259
1.75%	-	159,843	114,811	-	118,584	390,663	723,385	379,446
1.80%	-	3,235	26,250	-	22,995	48,022	220,476	34,748
1.85%	-	18,101	42,191	-	22,451	88,115	275,893	38,051
1.90%	-	3,870	5,574	-	792	12,267	13,048	53,085
1.95%	-	75,989	265,062	-	229,183	516,511	2,238,305	320,013
2.00%	-	4,422	6,259	-	5,028	12,146	36,049	1,435
2.05%	-	8,768	6,848	-	7,880	63,021	136,996	48,941
2.10%	-	7,927	21,471	-	5,239	52,048	66,898	34,908
2.15%	-	1,281	4,240	-	367	22,433	25,166	9,289
2.20%	-	13,498	25,625	-	24,556	59,277	133,973	37,330
2.25%	-	764	4,556	-	2,807	3,056	50,252	14,863
2.30%	-	5,752	11,759	-	5,221	21,775	115,035	41,290
2.35%	-	1,640	84	-	228	3,458	4,985	7,205
2.40%	-	1,625	35,034	-	29,245	61,980	300,016	16,472
2.45%	-	814	2,334	-	1,326	1,886	13,518	1,772
2.50%	-	1,261	4,753	-	6,692	9,588	80,197	58,844
2.55%	-	515	575	-	2,487	4,349	69,522	297
2.60%	-	-	403	-	102	101	669	5,550
2.65%	-	5	685	-	473	1,044	2,437	740
2.70%	-	41	-	-	-	-	-	34,869
2.75%	-	312	1,039	-	-	1,061	118,941	2,297
2.80%	-	-	981	-	-	189	3,688	-
2.85%	-	1,590	-	-	-	-	1,037	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	25,120
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$30,140	$774,554	$1,597,588	$14,348	$1,418,970	$3,844,974	$11,833,156	$2,519,533

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
0.40%	$79,620	6,905	15,860	6,045	1,125	94,101	50	2,027
0.60%	5,276	5,820	768	742	623	21,161	162	220
0.65%	-	3,712	35,324	4,229	2,034	24,952	202	-
0.75%	-	9,530	49,798	27,686	6,766	36,983	1,474	15,470
0.80%	-	5,616	4,567	1,376	1,876	1,571	366	107
0.85%	-	12,579	61,450	26,112	6,602	64,892	1,634	6,188
0.95%	-	5,109	7,106	-	-	1,672	-	-
1.05%	-	649	5,270	3,742	634	2,910	-	-
1.10%	12,938	167,712	623,848	166,094	173,148	1,661,375	2,115	99,819
1.15%	506,246	2,189,193	3,741,740	1,057,869	705,534	7,214,699	58,800	690,235
1.20%	-	20,699	16,601	2,914	11,476	12,619	-	-
1.25%	920	175,131	267,705	87,070	30,834	507,599	4,402	31,911
1.30%	18,099,193	444,667	7,295,931	3,347,432	3,006,562	33,764,518	103,318	232,482
1.35%	57,890	499,955	668,950	213,500	106,731	1,758,985	10,383	182,921
1.40%	778	274,346	410,710	111,822	62,914	290,822	3,477	23,710
1.45%	-	140,802	241,415	85,936	63,165	430,617	2,161	48,754
1.50%	2,228,791	610,172	2,581,533	748,501	724,294	9,518,918	231,958	479,458
1.55%	30,407	1,732,945	2,352,704	656,495	476,550	4,310,616	48,743	671,866
1.60%	38,101	196,554	391,927	146,591	238,598	909,785	27,779	63,835
1.65%	338,283	102,132	323,069	112,259	112,266	1,243,596	40,039	52,532
1.70%	435	60,922	138,394	24,553	28,589	293,681	307	22,106
1.75%	2,652,425	1,788,028	6,814,413	2,210,139	1,708,318	17,738,785	142,901	1,026,580
1.80%	144,888	85,852	170,725	65,928	79,097	553,179	21,519	27,429
1.85%	979,363	84,310	660,516	297,032	359,243	3,102,561	5,490	79,408
1.90%	13,802	165,513	199,464	62,786	21,200	185,249	3,019	72,582
1.95%	2,726,136	518,962	1,654,653	443,642	320,690	6,202,160	241,057	459,425
2.00%	42,353	39,710	215,981	49,891	32,373	329,655	8,790	28,257
2.05%	208,459	38,744	133,006	70,521	133,798	689,606	31,101	34,937
2.10%	44,280	152,780	236,179	83,289	28,882	663,902	4,487	42,550
2.15%	3,391	19,803	283,697	49,270	38,256	208,974	5,890	5,528
2.20%	87,721	68,134	357,288	109,421	157,979	1,414,801	51,836	110,028
2.25%	2,192	28,494	51,548	48,367	11,827	67,483	9	9,031
2.30%	34,447	106,013	183,596	67,754	90,761	523,845	29,716	97,319
2.35%	-	4,013	389,514	80,162	35,677	274,486	106	7,053
2.40%	334,059	115,199	155,841	16,971	21,631	814,448	17,154	112,611
2.45%	18,919	6,109	14,524	2,812	7,170	45,037	655	586
2.50%	141,419	98,383	123,858	45,388	38,512	481,100	25,431	47,342
2.55%	4,514	13,809	45,911	31,035	10,963	152,593	-	-
2.60%	-	-	1,241	-	-	11,032	-	-
2.65%	-	2,485	7,440	3,286	3,509	86,767	-	-
2.70%	-	5,716	45,906	7,026	1,597	13,125	38,375	-
2.75%	647	13,540	4,940	8,991	-	61,424	-	792
2.80%	792	-	1,018	-	-	3,466	-	-
2.85%	15,506	8,867	-	1,370	-	16,951	-	-
2.90%	-	-	4,497	-	-	3,279	-	-
2.95%	-	-	1,095	-	-	-	-	-
3.00%	-	-	27,061	4,292	-	1,781	-	-
3.05%	-	3,068	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$28,854,191	$10,032,682	$31,018,582	$10,590,341	$8,861,804	$95,811,761	$1,164,906	$4,785,099

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
0.40%	$11,905	8,819	12,431	3,021	5,303	12,152	18,612	35
0.60%	2,065	4,691	668	93	-	1,691	13,399	-
0.65%	33,252	15,919	7,796	3,386	4,618	4,312	47,891	-
0.75%	33,776	61,513	24,225	15,130	12,947	27,144	85,933	-
0.80%	23	902	68	-	-	26	203	-
0.85%	85,474	76,418	45,190	17,345	10,076	44,750	102,327	-
0.95%	-	-	-	-	-	-	388	-
1.05%	-	-	-	-	-	1,939	1,714	-
1.10%	955,921	1,179,385	835,303	248,856	241,792	209,970	352,257	-
1.15%	3,634,983	2,947,427	1,626,365	838,397	721,897	990,568	1,748,953	347
1.20%	17,121	38,257	10,027	1,816	7,693	402	1,483	-
1.25%	240,156	223,633	137,079	49,056	65,971	55,777	66,104	-
1.30%	8,982,953	9,670,124	12,593,715	3,631,791	2,998,978	11,080,955	6,267,386	28,695
1.35%	931,287	828,700	357,733	223,857	127,190	186,187	417,578	416
1.40%	12,872	73,260	29,595	49,978	26,978	35,075	13,891	2,051
1.45%	252,415	195,413	106,842	66,805	50,006	36,866	160,939	2,589
1.50%	3,023,534	3,300,813	2,742,760	922,634	735,883	2,030,807	1,762,416	22,388
1.55%	1,943,884	1,761,028	1,014,049	633,355	500,050	315,564	794,313	4,859
1.60%	115,312	472,055	179,149	80,636	80,328	145,371	156,400	36,889
1.65%	351,489	417,309	339,420	91,905	111,169	163,873	224,740	29,007
1.70%	172,617	99,247	32,682	33,688	34,649	22,754	72,866	-
1.75%	9,889,608	8,571,739	5,326,046	2,062,700	1,982,395	3,243,601	5,260,257	14,944
1.80%	82,647	126,149	57,699	34,039	36,639	102,876	21,397	9,559
1.85%	659,660	773,804	1,031,493	372,585	367,717	722,100	441,613	2,090
1.90%	60,824	88,096	64,806	34,672	27,341	49,662	36,604	-
1.95%	2,484,621	2,064,556	1,463,905	649,669	451,414	1,102,286	1,303,214	35,691
2.00%	139,140	183,920	65,115	50,546	31,004	30,141	43,716	-
2.05%	171,531	196,285	312,082	78,266	84,855	174,505	60,741	235
2.10%	336,146	323,822	140,544	53,550	31,027	83,382	204,101	16,835
2.15%	59,302	163,066	85,551	23,856	30,155	41,730	40,470	-
2.20%	563,578	719,566	318,243	159,939	134,229	261,233	316,940	-
2.25%	1,798	26,885	21,172	18,480	4,092	41,345	4,328	-
2.30%	227,824	210,940	145,045	66,056	71,879	84,643	140,765	281
2.35%	5,293	177,234	103,336	39,421	50,071	99,810	7,007	-
2.40%	54,018	83,118	82,153	26,667	16,387	63,025	79,915	3,248
2.45%	896	8,440	7,627	6,470	-	28,824	15,092	1,080
2.50%	82,691	98,405	244,911	42,025	40,463	173,720	73,078	85,575
2.55%	32,971	39,622	16,350	4,919	13,512	10,278	18,099	-
2.60%	-	10,375	1,297	-	-	-	-	-
2.65%	4,393	20,282	14,789	2,625	8,916	2,994	674	-
2.70%	-	10,349	32,978	227	483	9,644	-	-
2.75%	4,537	-	665	6,609	-	406	-	-
2.80%	-	284	-	-	-	-	-	-
2.85%	-	7,188	4,855	6,940	3,540	7,261	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	2,805	1,078	-	1,625	-	7,122	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	673	-	-	-	-	-
3.40%	-	1,876	-	-	-	-	-	-
Totals	$35,665,322	$35,281,992	$29,636,432	$10,653,635	$9,121,647	$21,706,771	$20,377,804	$296,814

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
0.40%	$609	16,772	8,040	13,113	9,722	25	-	-
0.60%	28	2,104	6	102	-	-	-	-
0.65%	-	-	-	-	-	908	-	-
0.75%	-	-	-	-	-	3,294	-	-
0.80%	-	-	-	-	-	402	-	-
0.85%	-	-	-	-	-	5,092	-	-
0.95%	-	-	-	-	-	3,701	-	-
1.05%	-	-	-	-	-	787	-	-
1.10%	-	2,516	3,972	6,661	-	26,234	-	-
1.15%	3,961	251,562	110,053	216,724	77,597	139,453	-	-
1.20%	-	-	-	-	-	1,852	-	-
1.25%	8	470	-	695	317	7,331	600	-
1.30%	52,532	10,306,987	4,702,934	9,455,255	3,926,308	152,400	-	102
1.35%	12,993	96,778	16,616	16,235	11,057	23,780	-	-
1.40%	418	1,078	1,254	854	362	63,130	-	93
1.45%	1,718	7,430	-	1,062	-	21,905	-	-
1.50%	78,722	1,779,967	813,549	1,092,168	561,103	30,668	68	-
1.55%	3,258	40,908	5,156	8,460	3,712	134,882	99	-
1.60%	9,194	42,155	33,863	37,968	27,656	9,074	-	-
1.65%	9,852	235,669	125,730	173,991	73,910	18,286	-	-
1.70%	-	2,587	78	-	-	4,658	-	-
1.75%	11,161	2,310,632	980,506	1,934,410	899,875	216,109	173	-
1.80%	606	64,854	39,462	40,766	31,760	9,159	109	-
1.85%	8,148	871,269	370,017	687,156	330,161	8,239	42	-
1.90%	-	-	1,481	1,051	2,015	2,607	-	-
1.95%	47,850	1,115,595	599,253	855,129	409,705	34,227	-	-
2.00%	97	10,190	8,574	8,026	11,606	5,453	-	-
2.05%	9,418	128,405	70,516	117,021	38,868	2,963	-	-
2.10%	286	55,713	11,072	41,895	7,741	6,853	-	-
2.15%	745	16,103	7,654	3,595	3,596	7,716	487	-
2.20%	4,745	165,766	92,979	84,293	34,553	12,836	-	-
2.25%	-	387	200	128	70	2,370	293	-
2.30%	336	135,741	29,816	65,333	12,471	8,529	-	-
2.35%	-	-	-	-	-	11,465	-	-
2.40%	5,116	135,180	67,644	121,138	34,660	-	-	-
2.45%	-	524	7,739	704	-	61	-	-
2.50%	752	210,484	73,162	74,062	87,219	2,073	-	-
2.55%	97	1,809	666	1,287	1,816	366	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15,273	-	-	277	-	-
2.70%	-	-	-	-	-	568	-	-
2.75%	-	692	30	-	47	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	17,877	18,868	17,697	18,190	-	-	-
2.90%	-	-	-	-	-	151	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$262,650	$18,028,204	$8,216,163	$15,076,979	$6,616,097	$979,884	$1,871	$195

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
0.40%	$-	-	-	-	-	5,676	327	870
0.60%	-	-	-	-	-	530	-	228
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	211	134	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	456	12,219	-	-	-	-	-	-
1.05%	75	337	-	-	-	-	-	-
1.10%	482	2,691	-	-	-	782	-	-
1.15%	5,095	45,348	-	-	-	29,830	-	-
1.20%	54	-	-	-	-	-	-	-
1.25%	1,812	3,758	-	-	-	1,904	-	-
1.30%	5,029	40,573	20,157	5,624	20,496	370,259	-	-
1.35%	1,281	6,460	561	1,029	415	6,328	-	-
1.40%	3,236	11,648	-	-	-	16,189	-	-
1.45%	3,141	8,094	-	-	-	2,307	-	-
1.50%	1,949	9,435	22,563	14,437	19,178	114,737	-	-
1.55%	6,874	20,320	-	-	-	14,472	-	-
1.60%	1,114	460	37,143	1,307	2,332	69,865	-	-
1.65%	-	230	790	547	2,952	14,780	-	-
1.70%	110	12,433	-	-	-	-	-	-
1.75%	5,949	19,914	32,867	17,196	10,586	66,286	-	-
1.80%	683	1,943	6,525	4,339	4,865	51,435	-	-
1.85%	136	1,531	2,467	739	722	26,402	-	-
1.90%	-	4,758	-	-	-	302	-	-
1.95%	700	1,883	34,516	23,686	43,852	72,516	-	-
2.00%	-	142	-	-	-	597	-	-
2.05%	-	2,847	447	-	-	6,953	-	-
2.10%	353	1,106	1,400	81	688	5,525	-	-
2.15%	215	785	547	159	1,393	323	-	-
2.20%	3,196	1,343	1,426	1,736	2,413	6,530	-	-
2.25%	-	-	-	-	2,145	127	-	-
2.30%	3,387	2,258	2,643	6,566	3,361	66	-	-
2.35%	-	8	-	-	-	789	-	-
2.40%	776	-	2,587	13,514	704	32,549	-	-
2.45%	-	-	322	178	954	-	-	-
2.50%	131	-	2,070	1,248	1,035	1,836	-	-
2.55%	-	-	340	-	-	389	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	8,779	4,412	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$46,445	$212,658	$169,371	$92,386	$126,870	$924,696	$327	$1,098

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
0.40%	$1,781	45	1,503	744	7,081	12,828	335	220
0.60%	1,241	264	971	878	2,983	8,253	236	284
0.65%	-	-	-	-	4,146	5,864	-	-
0.75%	-	-	3,304	514	14,435	12,011	-	-
0.80%	-	-	-	8	118	-	-	-
0.85%	-	-	-	1,265	21,161	14,394	-	-
0.95%	-	-	-	-	3,841	2,385	-	-
1.05%	-	-	-	191	5,459	1,796	-	-
1.10%	-	-	400	1,319	42,856	2,585	-	1,339
1.15%	-	-	18,680	7,366	332,713	188,225	-	4,938
1.20%	-	-	-	-	1,083	-	-	-
1.25%	-	-	159	2,348	19,624	4,103	-	369
1.30%	-	-	72,325	34,028	1,962,975	1,774,076	-	35,316
1.35%	-	-	11,422	7,320	85,837	81,840	-	2,835
1.40%	-	-	4,666	3,219	40,875	32,880	-	-
1.45%	-	-	1,268	4,913	39,396	23,584	-	923
1.50%	-	-	137,948	39,518	572,482	714,218	-	50,299
1.55%	-	-	7,983	7,332	243,847	60,530	-	630
1.60%	-	-	70,299	20,657	124,057	256,297	-	12,618
1.65%	-	-	23,172	4,558	74,115	78,062	-	8,231
1.70%	-	-	1,019	720	11,251	7,414	-	-
1.75%	-	-	122,300	39,240	1,017,001	909,305	-	12,401
1.80%	-	-	23,253	3,881	43,875	63,944	-	4,254
1.85%	-	-	5,786	4,867	258,378	238,930	-	2,839
1.90%	-	-	-	-	11,174	3,446	-	-
1.95%	-	-	91,062	29,124	445,664	480,140	-	45,043
2.00%	-	-	4,728	1,376	22,135	9,886	-	974
2.05%	-	-	10,612	4,745	51,432	110,296	-	128
2.10%	-	-	14,268	2,405	49,443	57,798	-	558
2.15%	-	-	1,563	4,015	15,183	25,501	-	1,401
2.20%	-	-	26,095	12,429	90,185	127,834	-	2,032
2.25%	-	-	1,612	100	5,244	3,357	-	316
2.30%	-	-	2,725	9,035	68,636	92,244	-	807
2.35%	-	-	-	-	13,489	12,498	-	-
2.40%	-	-	7,956	3,620	46,096	57,925	-	7,374
2.45%	-	-	-	-	4,505	3,630	-	95
2.50%	-	-	4,696	1,868	16,949	26,420	-	94
2.55%	-	-	2,950	1,250	10,602	16,167	-	34
2.60%	-	-	-	-	-	431	-	-
2.65%	-	-	-	-	2,736	2,270	-	-
2.70%	-	-	-	-	312	596	-	-
2.75%	-	-	1,800	411	1,292	2,720	-	-
2.80%	-	-	16	-	96	-	-	-
2.85%	-	-	-	-	-	506	-	-
2.90%	-	-	-	-	64	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,022	$309	$676,541	$255,264	$5,784,826	$5,527,189	$571	$196,352

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
0.40%	$729	-	-	-	183	950	3,111	394
0.60%	375	112	-	-	350	84	4,512	203
0.65%	-	-	-	-	735	-	675	-
0.75%	-	-	-	-	305	-	6,522	-
0.80%	-	-	-	-	-	-	1,541	-
0.85%	-	-	-	-	81	-	13,266	-
0.95%	-	121	2,005	-	-	-	11,308	-
1.05%	-	226	389	-	-	-	4,163	-
1.10%	-	288	739	-	5,063	-	7,969	-
1.15%	-	8,053	10,219	5,336	11,098	-	182,527	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	1,072	5,816	173	-	-	12,862	-
1.30%	-	-	-	29,830	77,339	-	783,537	-
1.35%	-	1,898	925	3,065	3,639	-	78,317	-
1.40%	-	498	1,012	393	521	-	110,595	-
1.45%	-	2,458	1,100	1,656	718	-	10,211	-
1.50%	-	995	452	47,967	33,113	-	735,951	-
1.55%	-	11,349	7,101	1,568	7,899	-	101,005	-
1.60%	-	2,375	2,394	362	11,927	-	192,310	-
1.65%	-	-	-	1,109	5,465	-	188,925	-
1.70%	-	147	270	-	1,064	-	38,237	-
1.75%	-	4,612	2,446	14,207	43,214	-	368,423	-
1.80%	-	1,366	5,461	5,573	787	-	99,813	-
1.85%	-	461	139	2,469	9,970	-	166,856	-
1.90%	-	332	1,117	-	15	-	7,686	-
1.95%	-	713	1,486	11,884	31,816	-	565,568	-
2.00%	-	35	116	287	300	-	20,972	-
2.05%	-	-	-	1,897	2,684	-	64,323	-
2.10%	-	350	-	1,014	4,107	-	76,883	-
2.15%	-	-	1,995	-	633	-	11,812	-
2.20%	-	-	11	1,786	9,116	-	49,166	-
2.25%	-	-	-	-	-	-	3,446	-
2.30%	-	-	-	60	7,386	-	49,471	-
2.35%	-	-	-	190	1,409	-	2,159	-
2.40%	-	-	-	753	1,147	-	112,421	-
2.45%	-	-	598	-	-	-	3,688	-
2.50%	-	-	-	1,745	1,081	-	25,869	-
2.55%	-	-	-	113	4,602	-	26,142	-
2.60%	-	-	-	-	-	-	351	-
2.65%	-	-	-	25	-	-	7,917	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	20,603	-
2.80%	-	-	-	-	-	-	1,502	-
2.85%	-	-	-	1,627	-	-	4,349	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,104	$37,461	$45,791	$135,089	$277,767	$1,034	$4,176,964	$597

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
0.40%	$456	-	-	-	-	1	-	-
0.60%	1,137	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	1,609	-	-	-	-	82	-	-
0.80%	34	16	1,125	726	-	-	-	-
0.85%	360	-	1,043	-	-	-	-	-
0.95%	268	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	428	-	-	349	-	-	-	-
1.15%	16,109	-	-	2,138	41	75	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	561	-	-	294	1,061	-	-	-
1.30%	84,646	49,968	137,885	93,657	-	1,590	-	3,493
1.35%	9,432	-	-	1,370	810	54	-	-
1.40%	5,132	33,152	57,615	23,728	-	104	662	31
1.45%	428	-	-	132	-	65	-	-
1.50%	75,642	-	-	6,507	-	1,113	-	-
1.55%	3,630	-	-	2,498	-	-	-	-
1.60%	26,797	-	-	1,588	-	198	-	-
1.65%	15,107	-	-	381	-	102	-	-
1.70%	930	-	-	42	-	-	-	-
1.75%	32,960	-	-	2,336	-	-	-	-
1.80%	5,826	-	-	1,509	-	438	-	-
1.85%	14,863	-	-	602	-	371	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	60,320	-	-	871	-	2,914	-	-
2.00%	5,285	-	-	256	-	-	-	-
2.05%	14,127	-	-	8	-	-	-	-
2.10%	4,038	-	-	65	-	-	-	-
2.15%	717	-	-	304	-	-	-	-
2.20%	13,576	-	-	6,390	-	-	-	-
2.25%	129	-	-	-	-	-	-	-
2.30%	6,529	-	-	1,331	-	-	-	-
2.35%	533	-	-	750	-	-	-	-
2.40%	10,125	-	-	17	-	503	-	-
2.45%	278	-	-	-	-	-	-	-
2.50%	2,599	-	-	-	-	-	-	-
2.55%	733	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	392	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	62	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$415,798	$83,136	$197,668	$147,849	$1,912	$7,610	$662	$3,524

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WFVSCG	WFVOG2	AMTP
0.40%	$2,464	-	-
0.60%	3,734	-	-
0.65%	223	-	-
0.75%	877	-	-
0.80%	429	-	-
0.85%	5,548	-	-
0.95%	1,289	-	-
1.05%	3,115	-	-
1.10%	12,871	-	-
1.15%	43,731	-	-
1.20%	-	-	-
1.25%	4,211	-	-
1.30%	257,591	-	-
1.35%	25,257	-	-
1.40%	16,704	133	50
1.45%	7,959	-	-
1.50%	256,722	-	-
1.55%	38,575	-	-
1.60%	60,526	-	-
1.65%	177,125	-	-
1.70%	1,337	-	-
1.75%	198,042	59	-
1.80%	31,556	-	-
1.85%	43,722	-	-
1.90%	1,172	-	-
1.95%	170,922	-	-
2.00%	6,214	-	-
2.05%	22,182	-	-
2.10%	20,465	-	-
2.15%	876	-	-
2.20%	21,711	-	-
2.25%	3,000	-	-
2.30%	24,452	-	-
2.35%	1,958	-	-
2.40%	20,487	-	-
2.45%	114	-	-
2.50%	5,149	-	-
2.55%	5,515	-	-
2.60%	-	-	-
2.65%	248	-	-
2.70%	20	-	-
2.75%	299	-	-
2.80%	-	-	-
2.85%	199	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.40%	-	-	-
Totals	$1,498,591	$192	$50

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $428,008,685 and $439,788,550, respectively, and total transfers from the Separate Account to the fixed account were $148,335,147 and $173,214,080, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For contracts with the Extra Value option, the Company contributed $198 and $26,415 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $12,499,336 and $9,904,390 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For Purchase Payment Credits, the Company contributed $7,196,689 and $6,407,859 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$55,503,922,499	$-	$-	$55,503,922,499

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)	$5,189,817	$3,712,364
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	8,624,237	12,008,786
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	15,297,306	29,992,811
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)	11,460,423	24,091,094
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	1,970,430	4,293,863
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	3,382,577	3,389,056
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)	15,302,240	18,882,579
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	195,693	156,028
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)	1,705,155	1,720,612
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)	1,118,753	1,133,839
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	2,451,974	1,818,034
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	4,032,092	4,355,030
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	723	25,178
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)	5,533,154	4,333,391
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)	504,782	1,017,679
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)	417,711	540,876
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)	464,860	539,638
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)	36,993	102,732

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)	55,786	93,613
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	629,465	571,102
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	660,734	154,747
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	2,339	3,672
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	503,768	1,827,532
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	253,610	394,664
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	22,219,090	18,528,415
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,537	517
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	734	360
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	321,399	112,742
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	1,296,574	3,878,328
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)	6,427	3,886
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	2,227,799	2,964,716
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)	477,123	371,330
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	15,233,556	41,909,090
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	1,835,045	2,122,063
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	24,978,445	25,574,857
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	331,710	1,839
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)	1,163,955	1,124,881
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)	262,571	191,537
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)	50,507,380	69,108,991
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	154,658	59,185
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	431,574	118,561
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)	59,696	123,630
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	17,458	5,005
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)	49,907,457	25,823,928
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)	71,845,539	31,401,333
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)	34,177,999	27,988,678
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)	18,542,440	40,319,587
Schwab Government Money Market Portfolio(TM) (CHSMM)	3,330,680	3,025,813
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	13,190,529	5,254,526
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)	332,786	267,010
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	16,240,378	13,025,208

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	12,703,613	20,398,613
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	35,361	37,246
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	398,043	864,129
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)	911,990	2,361,242
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)	10,508,057	143,700
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	22,555,384	34,571,224
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	746,747	1,147,419
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)	4,335,587	6,898,952
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	5,410,354	11,648,643
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)	178,119,551	13,248,172
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5,011,621	10,232,538
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)	36,756,230	42,363,916
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	706,137	558,368
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)	31,443,647	20,077,386
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	1,053,976	2,233,189
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)	32,311,697	52,031,385
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	2,030,600	1,706,096
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)	8,226,130	7,550,267
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)	193,948,754	30,333,246
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)	25,623,213	46,933,164
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)	49,005,687	50,653,969
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	3,195,475	2,125,671
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)	160,332,702	50,874,399
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	2,169,049	2,341,586
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)	45,363,759	40,724,569
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)	2,768,928	5,681,677
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)	10,589,927	15,998,708
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	848,110	1,043,140
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)	10,473,803	7,238,253
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	11,068,214	6,884,296
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	24,080,441	33,457,161
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)	5,982,211	5,693,093
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)	17,896,545	15,036,779
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	352,062	178,564
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	748,072	1,816,128
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	2,143,863	4,011,561
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	9,374,509	14,499,375
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	10,594,145	9,977,359

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)	339,810	33,100
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	1,315,781	639
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,265,171	2,162,682
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	921,571	2,274,279
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	429,036	656,238
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	11,228,898	11,968,341
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	16,114,324	24,879,095
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	33,789,299	24,553,432
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,180,756	5,588,249
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)	3,217,349	7,485,346
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	17,098,558	6,990,082
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	226,152	497
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	60,265	20,321
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)	1,152,780	1,292,775
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	30,706,988	7,640,887
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)	40,890	31,430
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)	32,336,576	59,071,765
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	2,631,443	442,047
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	22,293,784	31,330,125
The Merger Fund VL - The Merger Fund VL (MGRFV)	7,765	1,107
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)	3,122,700	3,166,125
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	2,811,611	2,890,662
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)	2,096,140	1,555,869
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)	71,555	175,168
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)	36,789	51,749
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)	47,833	97,766
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	2,194	2,899
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)	109	556
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)	9,814	3,927
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	2,172,515	92,143
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	2,806,932	263,504
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	1,016,216	840
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	660,307	558
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	6,037,117	733,487
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	712,004	1,772
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)	135,264,881	11,657,485
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)	364,636,683	16,344,681
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	5,272,165	5,448,740
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)	27,625,193	22,089,975

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	592,878,896	482,875,499
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	349,013,991	220,735,589
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	50,755,225	32,266,421
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	114,411,264	55,255,526
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	565,857,079	167,413,648
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	10,203,120	13,591,655
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	1,337,814	1,955,186
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)	4,521,298	8,009,532
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	1,168,136	2,924,828
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	5,916,829	7,570,785
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	6,553,935	8,230,396
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	8,767,838	8,771,538
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)	316,718	515,789
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)	26,779,360	27,160,352
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	11,483,280	7,654,884
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	188,406,803	203,027,982
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)	284,435,482	304,164,482
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	76,208,637	100,180,102
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	238,394,103	289,540,649
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	40,122,946	41,540,296
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	57,700,986	84,140,999
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	1,468,161	926,923
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)	22,133,444	19,157,760
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)	10,006,481	14,626,021
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	7,411,206	15,006,567
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)	21,069,909	23,019,653
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	61,947,996	92,552,374
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)	336,221	323,078
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)	15,075,396	6,128,328
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	18,419,940	23,017,227
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	141,853,475	133,601,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	129,935,481	165,203,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	92,996,146	128,574,018
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	254,672,646	278,646,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	80,372,541	111,800,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	54,865,987	83,230,220
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	69,676,652	25,530,942
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	164,437,783	225,885,181

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	1,675,834	2,580,565
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)	11,195,008	18,932,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	737,306	298,325
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	19,997,085	7,389,449
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	2,038,614	2,045,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	29,518,260	25,562,970
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	1,125,982	908,393
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	31,417,020	8,710,212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	44,469,245	21,007,306
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	53,876,442	25,391,930
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	133,035	122,446
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	48,433,902	31,928,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	2,428,016	1,358,761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	17,235,521	7,455,332
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	7,986,098	3,623,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	13,556,948	4,828,345
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	7,031,090	7,145,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	7,253,574	5,385,550
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	32,697,161	54,627,687
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	32,099,579	47,625,293
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	103,042,273	45,744,445
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)	113,671,739	51,989,155
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	38,906,521	21,194,206
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)	1,148,295	652,421
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)	63,761,607	12,974,864
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	1,157,690	5,935,929
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)	13,993,963	15,592,085
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	4,244,227	2,523,492
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	8,151,106	1,925,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	95,722,083	64,406,277
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	34,753,813	33,558,351
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	71,004,961	40,562,884
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	39,956,128	29,363,039
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	53,681,714	7,673,658
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	136,328,341	51,662,809

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)	43,791,371	6,453,015
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	5,607,750	15,427,045
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)	4,818	17,711
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	7,705	8,093
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	1,025,913	999,758
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)	3,407	15,013
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	978,341	2,426,520
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)	9,902,353	6,344,529
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)	1,070,871	3,594,560
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)	878,716	2,683,102
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	19,767,450	17,943,903
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)	30,686,526	22,580,537
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	277,391	150,563
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	2,481,247	1,868,320
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)	44,977,114	36,432,590
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	693,472	1,728,003
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)	14,732,510	10,874,689
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	2,859,495	1,816,957
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	365,065	192,858
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)	447,276	1,261,122
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	242,679	5,934
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)	2,358,409	4,040,085
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)	1,342,174	3,059,661
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)	46,239,272	63,897,252
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)	32,892,309	54,089,155
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)	63,837	65,484
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)	3,119,086	2,176,797
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)	28,622	27,670
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	3,164	306
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	30,731,083	11,071,596
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)	136,227	113,956
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)	41,191	30,861
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)	106,440	431,956
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	991,913	2,864,274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	1,209,950	33,953
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	758,784	468,618
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	2,148,086	1,069,588
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	10,498,617	1,138,439
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	2,650,758	431,718
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)	34,519	8,955
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	867	199
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	694,356	1,820,144
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	20,855,075	36,110,166
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	241,574	28,729
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)	9,650,968	10,613,387
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)	93,249	955,779
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	954,779	2,226,703

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	44	1,416,587
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	1,570,899	4,206,690
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)	109,199	76,428
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)	448,231	1,091,821
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	9,757,345	22,035,720
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	8,795	1,022
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)	8,457,949	17,715,636
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)	52,136,068	28,960,365
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)	2,720	13,579
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)	1,395,301	1,655,750
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)	2,673,936	5,388,023
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)	6,065,919	10,128,125
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)	461,366	347,448
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	4,850	3,203
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)	33,531	33,807
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	24,083,567	19,154,889
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)	1,609	11,700
	$7,461,674,803	$5,772,325,946

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2019	0.40%	19,109	$ 16.91	$ 323,129	2.51%	17.73%
2018	0.40%	24,863	14.36	357,099	1.65%	-6.79%
2017	0.40%	30,764	15.41	474,039	1.82%	15.16%
2016	0.40%	40,001	13.38	535,226	1.77%	4.03%
2015	0.40%	40,380	12.86	519,385	2.14%	0.89%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2019	0.95% to 2.20%	127,381	31.00 to 31.11	4,417,884	1.04%	22.44% to 20.89%
2018	0.95% to 2.20%	139,338	25.32 to 25.74	3,972,318	0.74%	-6.74% to -7.93%
2017	0.95% to 2.25%	151,189	27.15 to 27.74	4,646,927	1.21%	17.47% to 15.94%
2016	0.95% to 2.25%	191,288	23.11 to 23.93	5,023,652	0.82%	10.02% to 8.58%
2015	0.95% to 2.25%	223,475	21.01 to 22.04	5,355,148	1.16%	0.46% to -0.86%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	0.40% to 2.05%	138,361	8.96 to 8.72	1,218,872	1.06%	16.32% to 14.40%
2018	1.15% to 1.95%	78,022	7.67 to 7.63	596,866	1.31%	-23.33% to -23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2019	0.60%	4,030	13.40	53,995	2.05%	14.82%
2018	0.60%	4,197	11.67	48,975	1.88%	-7.63%
2017	0.60%	4,267	12.63	53,903	1.89%	13.98%
2016	0.40% to 0.60%	5,166	11.17 to 11.08	57,330	0.86%	3.18% to 2.97%
2015	0.40% to 0.60%	8,584	10.82 to 10.76	92,651	0.89%	-1.49% to -1.68%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2019	1.15% to 2.75%	1,110,926	13.62 to 12.02	14,350,826	1.80%	13.92% to 12.07%
2018	1.15% to 2.75%	1,218,690	11.95 to 10.72	13,924,702	1.57%	-8.42% to -9.91%
2017	1.15% to 2.75%	1,435,565	13.05 to 11.90	18,039,735	1.73%	13.01% to 11.19%
2016	1.15% to 2.75%	1,590,436	11.55 to 10.70	17,765,025	0.58%	2.18% to 0.53%
2015	1.10% to 2.75%	1,778,946	11.32 to 10.65	19,589,104	0.68%	-2.39% to -4.01%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2019	0.40% to 0.60%	33,267	17.93 to 17.69	595,041	0.63%	19.62% to 19.38%
2018	0.40% to 0.60%	46,638	14.99 to 14.82	696,729	0.50%	-15.37% to -15.54%
2017	0.40% to 0.60%	52,066	17.71 to 17.54	918,797	0.45%	12.70% to 12.47%
2016	0.40% to 0.60%	50,194	15.71 to 15.60	786,301	0.47%	24.59% to 24.34%
2015	0.40% to 0.60%	23,874	12.61 to 12.54	300,857	0.73%	-5.86% to -6.05%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2019	0.40% to 2.85%	2,334,269	24.79 to 31.78	98,654,265	0.32%	19.42% to 16.49%
2018	0.40% to 2.85%	2,480,515	20.76 to 27.29	88,375,527	0.22%	-15.64% to -17.72%
2017	0.40% to 2.85%	2,686,124	24.61 to 33.16	114,676,538	0.24%	12.40% to 9.64%
2016	0.40% to 2.85%	2,879,199	21.89 to 30.25	110,645,228	0.36%	24.29% to 21.25%
2015	0.40% to 2.85%	2,884,800	17.61 to 24.95	90,490,876	0.52%	-6.07% to -8.38%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2019	0.95% to 1.05%	10,997	28.87 to 28.39	313,636	0.00%	28.40% to 28.27%
2018	0.95% to 1.05%	14,528	22.48 to 22.14	323,749	0.00%	-8.67% to -8.76%
2017	0.95% to 1.05%	15,407	24.62 to 24.26	376,240	0.00%	27.96% to 27.83%
2016	0.95% to 1.05%	13,340	19.24 to 18.98	254,416	0.00%	-0.47% to -0.57%
2015	0.95% to 1.05%	17,677	19.33 to 19.09	339,556	0.00%	-2.83% to -2.92%
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2019	0.60%	5,727	12.14	69,504	0.00%	39.00%
2018	0.60%	5,727	8.73	50,003	0.00%	-12.69%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2019	0.40%	2,758	8.33	22,970	1.69%	19.93%
2018	0.40%	2,662	6.94	18,486	1.73%	-19.28%
2017	0.40%	2,975	8.60	25,596	2.70%	-1.23%
2016	0.40%	1,359	8.71	11,839	2.99%	40.23%
2015	0.40%	330	6.21	2,050	0.94%	-37.88%	****
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2019	0.40% to 0.60%	181,218	10.40 to 10.26	1,882,070	2.62%	8.72% to 8.50%
2018	0.40% to 0.60%	164,109	9.56 to 9.46	1,567,758	3.24%	-2.96% to -3.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 0.60%	118,106	9.86 to 9.76	1,162,923	3.54%	3.51% to 3.30%
2016	0.40% to 0.60%	44,469	9.52 to 9.45	422,663	2.30%	4.29% to 4.08%
2015	0.40% to 0.60%	33,187	9.13 to 9.08	302,685	2.40%	-2.67% to -2.87%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2019	0.80% to 1.40%	606,322	40.04 to 40.37	26,517,118	1.55%	18.89% to 18.17%
2018	0.80% to 1.40%	685,780	33.68 to 34.16	25,337,419	1.40%	-4.60% to -5.18%
2017	0.80% to 1.40%	753,983	35.31 to 36.03	29,338,342	1.53%	13.00% to 12.32%
2016	0.80% to 1.40%	849,906	31.24 to 32.08	29,397,866	1.57%	6.14% to 5.50%
2015	0.80% to 1.40%	952,327	29.44 to 30.41	31,165,843	1.72%	-3.35% to -3.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.80% to 1.40%	498,774	30.40 to 26.65	13,515,695	2.07%	22.96% to 22.21%
2018	0.80% to 1.40%	578,960	24.72 to 21.81	12,831,751	1.92%	-7.62% to -8.18%
2017	0.80% to 1.40%	610,024	26.76 to 23.75	14,711,679	2.35%	19.52% to 18.80%
2016	0.80% to 1.40%	690,001	22.39 to 19.99	13,995,878	2.36%	12.58% to 11.90%
2015	0.80% to 1.40%	774,518	19.89 to 17.87	14,032,779	2.09%	-6.38% to -6.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
2019	0.95% to 2.40%	107,378	30.44 to 28.56	3,573,215	1.83%	22.57% to 20.78%
2018	0.95% to 2.40%	113,996	24.84 to 23.65	3,108,648	1.67%	-8.08% to -9.43%
2017	0.95% to 2.40%	124,007	27.02 to 26.11	3,694,137	2.10%	19.16% to 17.42%
2016	0.95% to 2.40%	136,268	22.67 to 22.24	3,420,647	2.08%	12.13% to 10.49%
2015	0.95% to 2.40%	161,772	20.22 to 20.13	3,616,427	1.80%	-6.84% to -8.21%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.40% to 2.85%	14,004,669	13.77 to 11.16	197,180,047	2.29%	8.47% to 5.80%
2018	0.40% to 2.85%	16,102,403	12.70 to 10.55	211,026,750	2.83%	-3.21% to -5.60%
2017	0.40% to 2.85%	16,760,938	13.12 to 11.17	229,258,020	2.62%	3.26% to 0.73%
2016	0.40% to 2.85%	16,430,647	12.70 to 11.09	220,038,920	1.83%	3.97% to 1.42%
2015	0.40% to 2.70%	16,784,497	12.22 to 11.16	218,767,491	1.96%	-2.86% to -5.10%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2019	0.40% to 1.40%	399,967	20.10 to 28.07	10,809,320	2.05%	28.63% to 27.34%
2018	0.40% to 1.40%	458,528	15.63 to 22.04	9,755,079	1.41%	-13.19% to -14.06%
2017	0.40% to 1.40%	517,510	18.00 to 25.65	12,924,699	1.53%	11.25% to 10.13%
2016	0.40% to 1.40%	576,317	16.18 to 23.29	13,078,348	1.71%	22.36% to 21.14%
2015	0.40% to 1.40%	424,721	13.22 to 19.23	8,057,157	1.65%	-1.83% to -2.81%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2019	0.40% to 2.85%	5,000,394	30.50 to 26.62	160,894,132	1.91%	28.48% to 25.32%
2018	0.40% to 2.85%	5,609,467	23.74 to 21.24	141,799,223	1.27%	-13.31% to -15.46%
2017	0.40% to 2.85%	6,044,690	27.38 to 25.12	178,366,410	1.38%	11.02% to 8.30%
2016	0.40% to 2.85%	6,722,132	24.66 to 23.20	180,219,498	1.56%	22.23% to 19.23%
2015	0.40% to 2.85%	5,648,494	20.18 to 19.46	125,755,186	1.52%	-1.97% to -4.38%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2019	0.40% to 0.60%	13,318	11.17 to 11.14	148,449	2.70%	17.15% to 16.91%
2018	0.40% to 0.60%	12,383	9.54 to 9.53	118,006	1.48%	-4.61% to -4.74%	****
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2019	0.40% to 0.60%	48,970	11.24 to 11.20	549,737	2.10%	20.55% to 20.31%
2018	0.40% to 0.60%	22,264	9.32 to 9.31	207,323	1.57%	-6.76% to -6.89%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2019	0.40% to 0.60%	50,587	10.42 to 10.39	525,622	1.31%	22.18% to 21.93%
2018	0.40% to 0.60%	41,884	8.53 to 8.52	356,821	1.40%	-14.71% to -14.83%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2019	0.60%	47,375	11.38	539,073	0.00%	30.46%
2018	0.60%	16,712	8.72	145,761	0.00%	-12.77%	****
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2019	1.30%	49,615	218.98	10,864,364	0.99%	29.41%
2018	1.30%	54,721	169.22	9,259,805	0.66%	-1.32%
2017	1.30%	62,814	171.48	10,771,585	0.67%	26.96%
2016	1.30%	82,124	135.07	11,092,388	0.99%	8.34%
2015	1.30%	92,503	124.67	11,532,578	0.80%	5.73%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2019	1.30%	7,182	69.44	498,748	6.45%	11.38%
2018	1.30%	6,474	62.35	403,644	5.17%	-3.43%
2017	1.30%	11,741	64.56	757,997	6.21%	5.86%
2016	1.30%	13,960	60.99	851,416	6.41%	16.30%
2015	1.30%	13,269	52.44	695,779	5.38%	-8.15%
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2019	0.40% to 2.85%	48,793,019	15.25 to 12.92	751,824,542	2.33%	17.51% to 14.62%
2018	0.40% to 2.85%	52,660,875	12.98 to 11.27	698,288,757	1.34%	-5.28% to -7.62%
2017	0.40% to 2.85%	57,113,592	13.70 to 12.20	808,276,400	0.77%	14.35% to 11.54%
2016	0.40% to 2.85%	60,059,364	11.98 to 10.94	751,684,583	1.32%	6.85% to 4.23%
2015	0.40% to 2.75%	63,474,141	11.21 to 10.52	752,011,702	1.49%	-1.47% to -3.79%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2019	1.30%	16,091	37.50	603,338	2.18%	4.32%
2018	1.30%	17,972	35.94	645,953	2.01%	-0.41%
2017	1.30%	18,957	36.09	684,134	1.53%	0.51%
2016	1.30%	19,599	35.91	703,758	1.59%	0.12%
2015	1.30%	21,051	35.86	754,989	1.59%	0.61%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2019	0.40% to 2.85%	16,520,109	15.43 to 13.74	242,401,136	1.83%	26.95% to 23.83%
2018	0.40% to 2.85%	17,237,659	12.15 to 11.09	201,391,321	1.72%	-7.79% to -10.07%
2017	0.40% to 2.85%	18,794,597	13.18 to 12.33	240,731,201	1.58%	16.03% to 13.18%
2016	0.40% to 2.85%	17,052,613	11.36 to 10.90	190,253,960	1.79%	15.60% to 12.76%
2015	0.40% to 2.50%	6,235,745	9.83 to 9.69	60,821,673	1.38%	-1.73% to -3.12%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2019	0.40% to 2.55%	4,274,867	11.39 to 11.11	49,951,526	5.18%	14.40% to 11.93%
2018	0.40% to 2.55%	2,224,850	9.96 to 9.93	22,899,633	5.18%	-3.28% to -5.38%
2017	0.40% to 2.55%	2,888,766	10.30 to 10.49	31,168,746	5.00%	2.98% to 4.36%
2016	1.15% to 2.50%	1,270,873	10.29 to 10.06	12,972,988	5.17%	11.52% to 10.01%
2015	1.15% to 2.50%	472,591	9.23 to 9.15	4,345,939	2.87%	-7.70% to -8.55%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2019	0.40% to 2.85%	33,610,292	11.11 to 9.89	356,599,362	2.61%	8.71% to 6.04%
2018	0.40% to 2.85%	30,210,417	10.22 to 9.33	297,633,981	2.47%	-1.12% to -3.57%
2017	0.40% to 2.85%	24,686,644	10.34 to 9.67	248,305,125	2.23%	2.79% to 0.27%
2016	0.40% to 2.85%	16,323,965	10.06 to 9.65	161,297,863	1.76%	2.05% to -0.45%
2015	0.40% to 2.50%	6,186,106	9.86 to 9.72	60,516,404	0.94%	-1.45% to -2.84%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2019	0.40% to 2.85%	18,748,962	20.13 to 15.43	330,200,800	1.25%	17.28% to 14.40%
2018	0.40% to 2.85%	20,772,328	17.16 to 13.49	315,810,502	0.84%	-7.95% to -10.23%
2017	0.40% to 2.85%	22,494,782	18.64 to 15.03	375,898,088	1.27%	13.25% to 10.48%
2016	0.40% to 2.85%	23,713,308	16.46 to 13.60	354,185,101	1.19%	3.39% to 0.85%
2015	0.40% to 2.85%	25,726,229	15.92 to 13.49	375,967,713	1.09%	-1.40% to -3.82%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2019	0.40% to 2.85%	2,526,416	14.02 to 12.17	33,137,075	0.40%	19.38% to 16.44%
2018	0.40% to 2.85%	2,557,928	11.74 to 10.46	28,395,977	0.34%	-16.02% to -18.10%
2017	0.40% to 2.85%	2,675,080	13.99 to 12.77	35,765,531	0.84%	14.58% to 11.77%
2016	0.40% to 2.85%	2,569,957	12.21 to 11.42	30,355,510	0.81%	14.74% to 11.93%
2015	0.40% to 2.85%	2,257,127	10.64 to 10.20	23,521,160	0.34%	-2.91% to -5.29%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.40% to 2.55%	1,588,614	28.96 to 40.71	68,693,857	0.91%	21.72% to 19.10%
2018	0.40% to 2.55%	1,815,204	23.79 to 34.18	64,943,534	0.82%	-9.34% to -11.31%
2017	0.40% to 2.55%	2,016,378	26.24 to 38.54	80,553,584	0.68%	11.95% to 9.55%
2016	0.40% to 2.95%	2,464,385	23.44 to 30.66	89,216,990	0.92%	25.22% to 22.03%
2015	0.40% to 2.95%	2,597,922	18.72 to 25.13	76,264,013	0.76%	-2.72% to -5.21%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.80% to 1.40%	2,915,046	67.92 to 75.23	223,546,554	1.71%	30.13% to 29.35%
2018	0.80% to 1.40%	3,296,757	52.20 to 58.16	195,315,563	1.64%	-5.40% to -5.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.80% to 1.40%	3,700,488	55.18 to 61.86	232,999,693	1.70%	20.57% to 19.84%
2016	0.80% to 1.40%	4,105,599	45.76 to 51.62	215,623,442	2.00%	10.82% to 10.15%
2015	0.80% to 1.40%	4,605,478	41.30 to 46.86	219,443,889	1.81%	0.30% to -0.31%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2019	0.40% to 2.55%	3,569,193	26.60 to 32.58	134,065,977	1.46%	30.32% to 27.51%
2018	0.40% to 2.55%	4,135,263	20.41 to 25.55	120,440,859	1.39%	-5.24% to -7.29%
2017	0.40% to 2.55%	4,741,553	21.54 to 27.57	147,798,113	1.45%	20.73% to 18.13%
2016	0.40% to 2.65%	5,448,421	17.84 to 23.00	141,923,286	1.75%	11.00% to 8.50%
2015	0.40% to 2.65%	6,053,900	16.07 to 21.20	144,118,066	1.54%	0.46% to -1.80%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2019	0.80% to 1.40%	660,931	48.95 to 55.15	38,768,298	1.47%	33.28% to 32.48%
2018	0.80% to 1.40%	729,093	36.73 to 41.63	32,262,621	1.80%	-5.17% to -5.75%
2017	0.80% to 1.40%	811,429	38.73 to 44.17	38,057,925	1.16%	14.41% to 13.72%
2016	0.80% to 1.40%	917,419	33.85 to 38.84	37,838,359	1.31%	9.49% to 8.83%
2015	0.80% to 1.40%	1,041,694	30.92 to 35.68	39,423,748	1.07%	-3.97% to -4.55%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.80% to 1.40%	747,557	41.20 to 35.95	27,383,863	1.17%	35.01% to 34.19%
2018	0.80% to 1.40%	835,497	30.52 to 26.79	22,786,540	1.26%	-7.60% to -8.16%
2017	0.80% to 1.40%	883,156	33.03 to 29.17	26,202,804	1.33%	26.32% to 25.56%
2016	0.80% to 1.40%	997,558	26.15 to 23.24	23,553,895	1.63%	7.04% to 6.40%
2015	0.80% to 1.40%	1,207,976	24.43 to 21.84	26,784,876	1.69%	-3.25% to -3.83%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2019	0.40% to 2.75%	2,761,476	25.45 to 25.98	92,162,383	0.93%	35.24% to 32.05%
2018	0.40% to 2.75%	3,195,645	18.82 to 19.68	79,876,330	1.01%	-7.48% to -9.67%
2017	0.40% to 2.75%	3,794,414	20.34 to 21.78	103,566,423	1.08%	26.50% to 23.53%
2016	0.40% to 2.75%	4,453,762	16.08 to 17.64	97,160,288	1.39%	7.20% to 4.68%
2015	0.40% to 2.75%	5,048,905	15.00 to 16.85	104,183,974	1.45%	-3.10% to -5.39%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2019	0.95% to 2.25%	33,308	21.87 to 22.58	839,641	0.00%	20.34% to 18.76%
2018	0.95% to 2.25%	37,666	18.18 to 19.01	796,999	0.00%	-20.06% to -21.12%
2017	0.95% to 2.25%	37,554	22.74 to 24.10	994,850	0.00%	23.19% to 21.58%
2016	0.95% to 2.25%	35,835	18.46 to 19.82	798,650	0.00%	15.68% to 14.17%
2015	0.95% to 2.25%	50,639	15.95 to 17.36	965,449	0.00%	-3.45% to -4.72%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2019	0.80% to 1.40%	396,354	38.58 to 33.55	13,545,644	1.08%	28.09% to 27.31%
2018	0.80% to 1.40%	442,636	30.12 to 26.35	11,870,241	0.80%	-5.45% to -6.03%
2017	0.80% to 1.40%	494,849	31.85 to 28.04	14,109,751	0.74%	18.75% to 18.04%
2016	0.80% to 1.40%	536,200	26.82 to 23.76	12,939,798	1.20%	9.15% to 8.50%
2015	0.80% to 1.40%	615,539	24.57 to 21.90	13,679,890	0.85%	0.77% to 0.16%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2019	0.75% to 1.35%	539,381	9.76 to 9.70	5,397,812	1.90%	1.15% to 0.54%
2018	0.75% to 1.35%	514,302	9.65 to 9.64	5,092,814	1.56%	0.75% to 0.14%
2017	0.75% to 1.35%	503,857	9.57 to 9.63	4,939,541	0.45%	-0.31% to -0.91%
2016	0.75% to 1.35%	561,907	9.60 to 9.72	5,537,570	0.01%	-0.74% to -1.33%
2015	0.75% to 1.35%	917,962	9.67 to 9.85	9,048,033	0.01%	-0.74% to -1.34%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2019	0.40% to 2.40%	1,015,022	11.40 to 10.79	11,255,887	5.41%	16.06% to 13.73%
2018	0.40% to 1.95%	299,403	9.82 to 9.57	2,889,165	5.81%	-4.38% to -5.88%
2017	0.40% to 1.95%	172,298	10.27 to 10.16	1,756,327	0.74%	2.69% to 1.63%	****
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2019	0.40% to 0.60%	138,474	19.39 to 19.13	2,679,199	1.42%	19.12% to 18.88%
2018	0.40% to 0.60%	145,302	16.28 to 16.10	2,361,387	1.25%	-3.39% to -3.58%
2017	0.40% to 0.60%	92,725	16.85 to 16.69	1,560,377	1.14%	13.08% to 12.86%
2016	0.40% to 0.60%	57,268	14.90 to 14.79	851,827	1.67%	13.86% to 13.64%
2015	0.40% to 0.60%	48,681	13.09 to 13.02	636,020	1.68%	-1.04% to -1.24%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.40% to 2.85%	3,517,430	18.45 to 15.63	60,032,877	0.81%	27.21% to 24.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 2.85%	3,576,288	14.50 to 12.59	48,434,785	0.61%	-17.28% to -19.33%
2017	0.40% to 2.85%	3,677,512	17.53 to 15.61	60,821,422	0.64%	11.31% to 8.58%
2016	0.40% to 2.85%	3,789,125	15.75 to 14.38	56,943,567	0.62%	30.56% to 27.36%
2015	0.40% to 2.85%	2,546,750	12.06 to 11.29	29,685,190	0.48%	-6.84% to -9.13%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2019	0.40% to 2.75%	6,274,991	11.88 to 10.19	68,892,705	4.32%	6.65% to 4.13%
2018	0.40% to 2.80%	7,168,898	11.14 to 9.76	74,685,303	3.81%	-0.49% to -2.90%
2017	0.40% to 2.80%	5,278,077	11.19 to 10.05	55,869,738	3.27%	3.03% to 0.55%
2016	0.40% to 2.80%	4,327,808	10.86 to 10.00	44,989,788	3.44%	8.51% to 5.90%
2015	0.40% to 2.80%	2,619,558	10.01 to 9.44	25,354,740	3.34%	-1.39% to -3.76%
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
2019	0.95% to 2.25%	54,311	10.77 to 10.58	580,982	1.95%	18.78% to 17.22%
2018	0.95% to 2.25%	54,758	9.07 to 9.02	495,556	0.00%	-9.34% to -9.78%	****
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.80% to 1.40%	278,446	18.85 to 16.94	4,775,752	3.00%	8.57% to 7.91%
2018	0.80% to 1.40%	311,338	17.36 to 15.69	4,947,178	3.14%	-1.39% to -1.99%
2017	0.80% to 1.40%	372,687	17.61 to 16.01	6,037,666	3.29%	3.21% to 2.58%
2016	0.80% to 1.40%	400,313	17.06 to 15.61	6,315,618	3.66%	3.00% to 2.37%
2015	0.80% to 1.40%	471,546	16.57 to 15.25	7,258,448	3.94%	-1.04% to -1.64%
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
2019	0.95% to 2.30%	1,054,260	16.29 to 12.96	15,764,545	2.71%	8.13% to 6.66%
2018	0.95% to 2.30%	1,167,224	15.06 to 12.15	16,238,610	2.89%	-1.73% to -3.08%
2017	0.95% to 2.30%	1,339,808	15.33 to 12.54	19,075,645	2.91%	2.77% to 1.37%
2016	0.95% to 2.30%	1,344,546	14.92 to 12.37	18,716,854	3.45%	2.55% to 1.16%
2015	0.95% to 2.40%	1,625,167	14.55 to 12.07	22,156,400	3.68%	-1.39% to -2.83%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2019	0.40% to 2.50%	759,030	10.67 to 10.30	7,957,750	1.49%	28.68% to 25.96%
2018	0.40% to 2.40%	328,114	8.30 to 8.18	2,703,388	1.00%	-17.05% to -18.17%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2019	0.40% to 2.40%	271,824	23.85 to 38.13	11,083,422	0.28%	30.75% to 28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2019	0.80% to 1.40%	3,079,159	52.43 to 60.55	274,799,594	1.98%	26.42% to 25.66%
2018	0.80% to 1.40%	3,475,394	41.47 to 48.19	245,554,682	2.20%	-9.03% to -9.58%
2017	0.80% to 1.40%	3,943,755	45.59 to 53.30	307,066,645	1.66%	11.99% to 11.32%
2016	0.80% to 1.40%	4,425,270	40.71 to 47.88	310,251,218	2.26%	17.08% to 16.37%
2015	0.80% to 1.40%	4,910,640	34.77 to 41.14	295,801,186	3.08%	-4.73% to -5.31%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2019	1.10% to 2.30%	126,904	43.11 to 35.08	5,186,100	1.42%	32.62% to 31.02%
2018	1.10% to 2.30%	151,463	32.50 to 26.78	4,688,603	0.71%	-18.41% to -19.41%
2017	1.10% to 2.30%	167,647	39.84 to 33.22	6,375,684	1.22%	17.78% to 16.35%
2016	1.10% to 2.30%	185,111	33.82 to 28.55	5,994,904	0.86%	8.07% to 6.77%
2015	1.10% to 2.30%	214,890	31.30 to 26.74	6,448,388	0.83%	-4.26% to -5.42%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2019	0.80% to 1.40%	912,609	27.74 to 27.65	37,080,785	5.04%	14.18% to 13.49%
2018	0.80% to 1.40%	1,021,563	24.30 to 24.36	36,277,118	5.39%	-4.06% to -4.65%
2017	0.80% to 1.40%	1,174,888	25.33 to 25.55	43,810,042	5.12%	6.08% to 5.44%
2016	0.80% to 1.40%	1,334,870	23.88 to 24.23	47,252,928	5.23%	13.69% to 13.01%
2015	0.80% to 1.40%	1,461,345	21.00 to 21.44	45,774,754	6.64%	-4.40% to -4.98%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2019	0.80% to 1.40%	1,652,739	38.55 to 34.92	87,683,449	1.72%	17.30% to 16.59%
2018	0.80% to 1.40%	1,862,553	32.86 to 29.95	84,524,118	1.62%	-6.11% to -6.68%
2017	0.80% to 1.40%	2,119,632	35.00 to 32.09	102,572,613	1.83%	13.19% to 12.51%
2016	0.80% to 1.40%	2,380,437	30.92 to 28.53	102,224,912	1.42%	2.25% to 1.63%
2015	0.80% to 1.40%	2,678,898	30.24 to 28.07	113,107,245	1.52%	-0.66% to -1.26%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2019	0.40% to 2.55%	46,535,382	14.28 to 13.19	641,316,929	1.68%	23.62% to 20.95%
2018	0.40% to 2.55%	35,320,687	11.56 to 10.90	397,518,598	1.43%	-4.83% to -6.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.55%	25,845,784	12.14 to 11.71	308,637,826	1.58%	15.65% to 13.16%
2016	0.40% to 2.55%	9,413,350	10.50 to 10.35	98,141,707	2.37%	4.98% to 3.48%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.40% to 2.75%	4,651,695	13.56 to 11.17	61,177,730	1.78%	9.38% to 6.80%
2018	0.40% to 2.85%	5,084,672	12.39 to 10.31	61,635,703	0.68%	-25.07% to -26.93%
2017	0.40% to 2.85%	5,387,615	16.54 to 14.11	88,249,043	1.38%	-3.16% to -5.54%
2016	0.40% to 2.85%	6,156,581	17.08 to 14.94	105,222,917	0.53%	32.97% to 29.71%
2015	0.40% to 2.85%	5,226,773	12.84 to 11.52	68,031,516	0.98%	-21.07% to -23.01%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2019	0.40% to 2.85%	9,856,666	20.47 to 23.04	301,831,977	1.80%	26.60% to 23.49%
2018	0.40% to 2.85%	10,753,975	16.17 to 18.66	262,934,686	2.04%	-8.90% to -11.16%
2017	0.40% to 2.85%	11,450,750	17.75 to 21.00	310,924,395	1.48%	12.20% to 9.45%
2016	0.40% to 2.85%	12,175,654	15.82 to 19.19	298,244,400	2.19%	17.24% to 14.36%
2015	0.40% to 2.75%	12,561,654	13.49 to 17.00	265,722,172	3.10%	-4.62% to -6.87%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.80% to 1.40%	286,639	18.82 to 17.32	5,019,968	2.00%	15.07% to 14.38%
2018	0.80% to 1.40%	290,998	16.35 to 15.14	4,451,599	1.50%	-4.88% to -5.45%
2017	0.80% to 1.40%	300,966	17.19 to 16.02	4,866,546	1.43%	12.09% to 11.41%
2016	0.80% to 1.40%	332,315	15.34 to 14.38	4,819,054	1.32%	4.44% to 3.81%
2015	0.80% to 1.40%	392,304	14.69 to 13.85	5,477,136	1.75%	-1.11% to -1.71%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2019	1.10% to 2.85%	14,119,750	19.52 to 15.03	261,631,240	1.93%	14.48% to 12.45%
2018	1.10% to 2.85%	14,151,513	17.05 to 13.36	229,497,836	1.40%	-5.32% to -7.01%
2017	1.10% to 2.85%	14,831,606	18.01 to 14.37	254,752,150	1.31%	11.56% to 9.59%
2016	1.10% to 2.85%	15,269,426	16.15 to 13.11	235,592,461	1.32%	4.08% to 2.24%
2015	1.10% to 2.85%	14,703,373	15.51 to 12.82	218,655,371	1.66%	-1.62% to -3.37%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.80% to 1.40%	466,941	19.63 to 18.06	8,546,905	1.84%	19.05% to 18.33%
2018	0.80% to 1.40%	567,701	16.49 to 15.27	8,772,921	1.42%	-6.73% to -7.30%
2017	0.80% to 1.40%	568,630	17.68 to 16.47	9,470,434	1.37%	15.54% to 14.84%
2016	0.80% to 1.40%	661,082	15.30 to 14.34	9,578,552	1.41%	5.20% to 4.56%
2015	0.80% to 1.40%	720,167	14.54 to 13.71	9,968,924	1.63%	-1.16% to -1.76%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2019	1.10% to 2.70%	20,113,617	21.33 to 16.79	407,782,827	1.75%	18.56% to 16.64%
2018	1.10% to 2.70%	22,418,899	17.99 to 14.40	384,262,576	1.23%	-7.12% to -8.63%
2017	1.10% to 2.70%	25,198,593	19.37 to 15.76	466,403,044	1.25%	14.99% to 13.13%
2016	1.10% to 2.70%	27,398,493	16.84 to 13.93	442,273,630	1.26%	4.64% to 2.95%
2015	1.10% to 2.70%	29,292,814	16.10 to 13.53	453,277,086	1.57%	-1.55% to -3.15%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2019	0.80% to 1.40%	694,267	21.06 to 19.39	13,652,092	1.95%	23.38% to 22.63%
2018	0.80% to 1.40%	707,650	17.07 to 15.81	11,335,210	1.23%	-8.63% to -9.18%
2017	0.80% to 1.40%	760,388	18.68 to 17.41	13,393,745	1.38%	19.85% to 19.13%
2016	0.80% to 1.40%	696,503	15.59 to 14.61	10,286,080	1.39%	5.67% to 5.03%
2015	0.80% to 1.40%	705,477	14.75 to 13.91	9,908,634	1.60%	-1.13% to -1.73%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2019	1.10% to 2.60%	3,255,605	23.53 to 18.80	71,170,340	1.76%	22.75% to 20.89%
2018	1.10% to 2.60%	3,356,498	19.17 to 15.56	59,866,335	1.10%	-9.07% to -10.46%
2017	1.10% to 2.60%	3,607,721	21.08 to 17.37	71,079,052	1.18%	19.37% to 17.57%
2016	1.10% to 2.60%	3,573,631	17.66 to 14.78	59,111,399	1.21%	5.21% to 3.62%
2015	1.10% to 2.60%	3,821,754	16.79 to 14.26	60,383,526	1.49%	-1.62% to -3.12%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2019	0.40% to 2.75%	35,508,567	15.37 to 14.08	526,717,527	3.34%	29.16% to 26.12%
2018	0.40% to 2.55%	26,122,667	11.90 to 11.23	302,916,510	0.17%	-9.56% to -11.52%
2017	0.40% to 2.75%	20,434,676	13.16 to 12.65	264,509,037	1.42%	16.15% to 13.41%
2016	0.40% to 2.55%	7,451,209	11.33 to 11.17	83,839,229	3.02%	13.30% to 11.68%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2019	0.80% to 1.40%	2,727,202	62.65 to 75.59	413,039,306	0.26%	33.24% to 32.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	3,027,532	47.02 to 57.08	346,280,311	0.24%	-0.97% to -1.57%
2017	0.80% to 1.40%	3,340,796	47.49 to 57.99	387,075,042	0.22%	34.06% to 33.25%
2016	0.80% to 1.40%	3,707,233	35.42 to 43.52	322,445,498	0.04%	0.00% to -0.61%
2015	0.80% to 1.40%	4,110,706	35.42 to 43.79	360,043,045	0.25%	6.32% to 5.67%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2019	0.40% to 2.85%	10,118,386	27.64 to 31.79	426,825,480	0.06%	33.44% to 30.16%
2018	0.40% to 2.85%	10,652,368	20.71 to 24.43	340,382,189	0.04%	-0.83% to -3.29%
2017	0.40% to 2.85%	11,129,767	20.89 to 25.26	363,610,124	0.08%	34.28% to 30.99%
2016	0.40% to 2.85%	10,698,404	15.56 to 19.28	263,952,403	0.00%	0.15% to -2.31%
2015	0.40% to 2.85%	11,626,758	15.53 to 19.74	289,710,026	0.04%	6.48% to 3.86%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.80% to 1.40%	884,903	17.26 to 15.60	13,995,244	2.73%	8.70% to 8.05%
2018	0.80% to 1.40%	827,555	15.88 to 14.44	12,108,294	2.35%	-1.43% to -2.03%
2017	0.80% to 1.40%	923,643	16.11 to 14.74	13,777,172	2.29%	3.33% to 2.70%
2016	0.80% to 1.40%	976,988	15.59 to 14.35	14,182,006	2.16%	3.79% to 3.17%
2015	0.80% to 1.40%	1,099,872	15.02 to 13.91	15,458,390	2.46%	-1.50% to -2.10%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2019	0.40% to 2.90%	51,919,394	15.48 to 11.78	814,933,908	2.68%	8.97% to 6.23%
2018	0.40% to 2.90%	45,562,385	14.21 to 11.09	660,950,999	2.42%	-1.19% to -3.68%
2017	0.40% to 2.90%	39,490,721	14.38 to 11.52	583,048,112	2.45%	3.58% to 0.98%
2016	0.40% to 2.95%	27,826,362	13.88 to 11.32	396,568,544	2.42%	4.06% to 1.40%
2015	0.40% to 2.95%	23,352,303	13.34 to 11.17	321,188,665	2.31%	-1.25% to -3.77%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.80% to 1.40%	763,210	23.30 to 21.45	16,586,396	0.78%	22.36% to 21.62%
2018	0.80% to 1.40%	857,905	19.04 to 17.63	15,313,495	0.55%	-15.33% to -15.84%
2017	0.80% to 1.40%	925,175	22.49 to 20.95	19,602,619	0.61%	19.74% to 19.02%
2016	0.80% to 1.40%	1,019,717	18.78 to 17.61	18,135,498	0.40%	11.22% to 10.55%
2015	0.80% to 1.40%	1,253,696	16.89 to 15.93	20,145,896	0.38%	-2.29% to -2.88%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2019	0.40% to 2.85%	5,073,669	21.84 to 36.86	235,309,401	0.67%	22.68% to 19.66%
2018	0.40% to 2.85%	5,517,742	17.80 to 30.80	210,606,589	0.39%	-15.11% to -17.22%
2017	0.40% to 2.85%	6,276,254	20.97 to 37.21	285,514,647	0.48%	20.06% to 17.11%
2016	0.40% to 2.85%	6,995,968	17.47 to 31.77	268,401,986	0.31%	11.48% to 8.74%
2015	0.40% to 2.85%	7,545,203	15.67 to 29.22	262,402,784	0.25%	-2.02% to -4.43%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2019	0.80% to 1.40%	1,360,073	32.27 to 30.32	52,207,197	1.70%	26.74% to 25.98%
2018	0.80% to 1.40%	1,502,540	25.46 to 24.07	45,713,821	1.51%	-15.49% to -16.01%
2017	0.80% to 1.40%	1,652,970	30.13 to 28.65	59,795,515	1.40%	29.25% to 28.47%
2016	0.80% to 1.40%	1,852,149	23.31 to 22.30	52,046,563	1.37%	-5.82% to -6.39%
2015	0.80% to 1.40%	2,102,387	24.75 to 23.83	63,136,573	1.46%	2.80% to 2.17%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2019	0.40% to 2.85%	3,623,703	12.36 to 21.90	97,597,749	1.49%	26.99% to 23.87%
2018	0.40% to 2.85%	3,960,462	9.73 to 17.68	85,113,347	1.37%	-15.40% to -17.49%
2017	0.40% to 2.85%	3,943,518	11.51 to 21.43	101,398,519	1.22%	29.47% to 26.30%
2016	0.40% to 2.85%	3,994,427	8.89 to 16.97	80,353,147	1.26%	-5.65% to -7.96%
2015	0.40% to 2.85%	4,070,933	9.42 to 18.44	87,655,046	1.68%	-5.82% to 0.35%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.80% to 1.40%	130,997	32.46 to 29.16	3,882,954	1.55%	33.22% to 32.41%
2018	0.80% to 1.40%	152,249	24.37 to 22.02	3,400,823	0.86%	-18.00% to -18.50%
2017	0.80% to 1.40%	169,584	29.71 to 27.02	4,643,897	1.37%	18.26% to 17.55%
2016	0.80% to 1.40%	194,874	25.12 to 22.99	4,535,225	1.00%	8.61% to 7.95%
2015	0.80% to 1.40%	221,601	23.13 to 21.29	4,774,145	0.98%	-3.83% to -4.41%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2019	0.40% to 2.40%	666,837	14.81 to 12.94	9,190,357	1.61%	22.46% to 20.00%
2018	0.40% to 2.50%	412,769	12.10 to 10.72	4,725,026	3.46%	-6.83% to -8.81%
2017	0.40% to 2.50%	175,387	12.98 to 11.75	2,194,349	2.28%	3.36% to 1.18%
2016	0.40% to 0.60%	67,558	12.56 to 12.47	844,472	1.48%	5.04% to 4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	60,710	11.96 to 11.89	723,669	1.66%	3.07% to 2.87%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.40% to 2.85%	13,162,556	24.86 to 14.95	234,316,579	5.37%	15.59% to 12.75%
2018	0.40% to 2.85%	14,462,828	21.51 to 13.26	225,356,300	4.80%	-4.69% to -7.05%
2017	0.40% to 2.85%	16,047,838	22.57 to 14.27	264,473,144	4.16%	9.24% to 6.56%
2016	0.40% to 2.85%	17,118,771	20.66 to 13.39	261,593,923	4.83%	13.57% to 10.78%
2015	0.40% to 2.85%	17,158,069	18.19 to 12.08	234,757,036	4.70%	-7.43% to -9.70%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2019	0.95% to 2.50%	884,745	35.18 to 32.55	34,343,613	1.25%	28.00% to 26.00%
2018	0.95% to 2.50%	1,023,109	27.49 to 25.83	31,155,968	1.28%	-5.98% to -7.46%
2017	0.95% to 2.50%	1,134,416	29.24 to 27.91	36,931,800	1.52%	19.42% to 17.55%
2016	0.95% to 2.65%	1,368,599	24.48 to 23.24	37,504,818	1.38%	14.94% to 12.98%
2015	0.95% to 2.65%	1,656,734	21.30 to 20.57	39,660,982	1.44%	-4.56% to -6.20%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2019	0.40% to 2.90%	1,819,674	25.84 to 31.92	78,816,890	1.06%	25.84% to 22.68%
2018	0.40% to 2.90%	2,065,774	20.53 to 26.02	71,681,277	0.90%	-13.23% to -15.42%
2017	0.40% to 2.90%	2,409,787	23.66 to 30.76	97,555,065	0.51%	10.21% to 7.45%
2016	0.40% to 2.95%	2,890,770	21.47 to 28.43	107,210,709	0.81%	29.67% to 26.36%
2015	0.40% to 2.95%	3,333,199	16.56 to 22.50	96,723,877	0.63%	-7.76% to -10.12%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2019	0.40% to 0.60%	92,937	15.38 to 15.17	1,423,693	1.65%	23.87% to 23.62%
2018	0.40% to 0.60%	90,901	12.41 to 12.27	1,125,008	2.45%	-11.57% to -11.75%
2017	0.40% to 0.60%	79,914	14.04 to 13.91	1,119,413	1.78%	8.16% to 7.95%
2016	0.40% to 0.60%	60,134	12.98 to 12.88	778,908	1.83%	11.73% to 11.50%
2015	0.40% to 0.60%	55,378	11.62 to 11.55	642,479	3.12%	-4.04% to -4.23%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.80% to 2.50%	795,837	12.74 to 11.55	9,772,585	1.01%	25.68% to 23.53%
2018	0.80% to 2.50%	889,456	10.14 to 9.35	8,750,560	0.87%	-16.47% to -17.91%
2017	0.80% to 2.50%	1,248,611	12.14 to 11.39	14,799,798	1.00%	39.29% to 36.91%
2016	0.80% to 2.65%	1,166,947	8.71 to 8.29	9,987,139	0.80%	16.50% to 14.34%
2015	0.75% to 2.65%	1,309,203	7.49 to 7.25	9,684,196	2.08%	-20.21% to -21.74%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.75% to 2.45%	1,265,143	9.31 to 19.12	28,311,161	1.72%	11.68% to 9.77%
2018	0.75% to 2.50%	1,368,003	8.34 to 17.28	27,641,882	2.64%	-16.08% to -17.57%
2017	0.75% to 2.50%	1,553,378	9.94 to 20.96	37,494,243	2.58%	15.82% to 13.78%
2016	0.75% to 2.65%	1,857,240	8.58 to 18.03	39,197,424	1.98%	6.37% to 4.34%
2015	0.75% to 2.75%	2,173,064	8.07 to 16.30	43,409,518	3.27%	-7.19% to -9.07%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.40% to 2.85%	10,542,396	10.19 to 8.94	99,271,236	7.08%	1.60% to -0.89%
2018	0.40% to 2.85%	11,681,077	10.02 to 9.02	109,564,710	0.00%	1.53% to -0.98%
2017	0.40% to 2.85%	12,642,442	9.87 to 9.11	118,197,846	0.00%	1.52% to -0.97%
2016	0.40% to 2.85%	12,642,337	9.73 to 9.20	117,775,054	0.00%	2.53% to 0.01%
2015	0.40% to 2.85%	13,724,392	9.49 to 9.20	126,165,269	7.94%	-4.69% to -7.03%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2019	0.40% to 2.65%	5,922,543	25.42 to 13.00	86,840,145	3.55%	19.38% to 16.68%
2018	0.40% to 2.65%	6,404,078	21.29 to 11.14	79,600,326	3.09%	-10.01% to -12.06%
2017	0.40% to 2.65%	7,228,922	23.66 to 12.67	101,076,365	2.71%	11.53% to 9.02%
2016	0.40% to 2.80%	7,292,261	21.22 to 11.47	92,654,856	3.91%	12.73% to 10.02%
2015	0.40% to 2.80%	7,830,285	18.82 to 10.42	89,375,175	3.00%	-6.59% to -8.84%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2019	0.40% to 0.60%	133,696	11.40 to 11.25	1,518,227	5.33%	7.62% to 7.41%
2018	0.40% to 0.60%	112,176	10.59 to 10.47	1,183,956	3.27%	-2.53% to -2.73%
2017	0.40% to 0.60%	53,163	10.87 to 10.77	574,493	2.48%	4.14% to 3.93%
2016	0.40% to 0.60%	48,249	10.44 to 10.36	502,582	3.51%	7.51% to 7.29%
2015	0.40% to 0.60%	44,614	9.71 to 9.65	432,302	7.68%	-4.25% to -4.45%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2019	1.30% to 2.10%	161,311	10.10 to 9.97	1,625,373	4.29%	7.41% to 6.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	1.30% to 1.95%	45,915	9.41 to 9.36	431,187	4.10%	-5.94% to -6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2019	0.40% to 0.60%	27,823	19.61 to 19.35	543,956	0.16%	24.03% to 23.79%
2018	0.40% to 0.60%	45,953	15.81 to 15.63	725,767	0.27%	-9.19% to -9.37%
2017	0.40%	34,198	17.41	595,327	0.44%	10.78%
2016	0.40%	12,674	15.71	199,166	1.27%	22.50%
2015	0.40% to 0.60%	9,328	12.83 to 12.76	119,599	0.04%	-2.88% to -3.08%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	0.40% to 2.50%	818,810	12.64 to 11.93	10,469,053	1.44%	11.49% to 9.14%
2018	0.40% to 2.50%	1,013,151	11.34 to 10.93	11,728,509	0.78%	-4.72% to -6.74%
2017	1.15% to 2.85%	837,816	12.67 to 11.49	10,318,290	0.32%	11.81% to 9.90%
2016	0.40% to 2.85%	788,900	10.56 to 10.45	8,723,469	0.29%	3.92% to 1.37%
2015	0.40% to 2.85%	742,713	10.17 to 10.31	8,004,019	0.09%	-6.19% to -8.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2019	0.40%	637	9.74	6,202	0.58%	5.12%
2018	0.40%	565	9.26	5,233	0.00%	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.40% to 2.55%	1,412,374	10.67 to 9.22	13,862,116	2.36%	4.59% to 2.34%
2018	0.40% to 2.55%	1,539,831	10.20 to 9.01	14,622,477	0.00%	-5.46% to -7.51%
2017	0.40% to 2.55%	1,600,038	10.79 to 9.75	16,281,325	0.00%	3.26% to 1.04%
2016	0.40% to 2.55%	1,602,954	10.45 to 9.65	15,991,496	0.10%	-0.88% to -3.01%
2015	0.40% to 2.55%	1,522,175	10.54 to 9.95	15,522,554	0.68%	1.44% to -0.75%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2019	0.80% to 2.35%	202,090	24.63 to 21.82	4,736,807	0.00%	35.33% to 33.22%
2018	0.80% to 2.35%	231,155	18.20 to 16.38	4,024,939	0.00%	-4.66% to -6.16%
2017	0.80% to 2.35%	301,486	19.09 to 17.46	5,542,100	0.00%	26.01% to 24.05%
2016	0.80% to 2.40%	265,809	15.15 to 14.04	3,900,925	0.00%	1.20% to -0.42%
2015	0.80% to 2.50%	372,457	14.97 to 14.04	5,437,608	0.00%	3.91% to 2.13%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2019	0.40% to 2.75%	923,919	17.90 to 14.90	14,967,027	0.22%	24.54% to 21.60%
2018	0.40% to 2.75%	968,161	14.37 to 12.26	12,767,822	0.11%	-11.95% to -14.05%
2017	0.40% to 2.75%	1,015,428	16.32 to 14.26	15,406,753	0.31%	14.20% to 11.51%
2016	0.40% to 2.75%	1,095,185	14.29 to 12.79	14,741,264	0.00%	12.71% to 10.06%
2015	0.40% to 2.75%	1,203,449	12.68 to 11.62	14,556,079	0.11%	-4.66% to -6.91%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
2019	0.75% to 2.50%	740,367	21.36 to 18.63	14,954,259	0.00%	33.00% to 30.65%
2018	0.75% to 2.50%	856,633	16.06 to 14.26	13,087,812	0.00%	-6.58% to -8.24%
2017	0.75% to 2.55%	1,025,694	17.19 to 15.50	16,890,211	0.00%	21.23% to 19.04%
2016	0.75% to 2.55%	1,167,613	14.18 to 13.02	15,980,455	0.00%	-0.18% to -1.99%
2015	0.75% to 2.75%	1,392,724	14.21 to 13.18	19,254,944	0.00%	0.28% to -1.74%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2019	0.40% to 0.60%	15,517	13.03 to 12.86	201,364	0.00%	14.75% to 14.51%
2018	0.40% to 0.60%	17,442	11.35 to 11.23	197,412	1.81%	-6.84% to -7.02%
2017	0.40% to 0.60%	13,983	12.19 to 12.07	169,873	3.76%	9.72% to 9.50%
2016	0.40% to 0.60%	18,926	11.11 to 11.03	209,603	0.44%	11.19% to 10.97%
2015	0.40% to 0.60%	19,487	9.99 to 9.94	194,273	4.15%	-4.48% to -4.68%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2019	1.10% to 2.85%	5,652,376	11.17 to 10.10	61,577,746	0.71%	26.54% to 24.31%
2018	1.10% to 2.85%	5,495,598	8.83 to 8.12	47,474,543	0.59%	-20.44% to -21.86%
2017	1.10% to 2.85%	5,217,271	11.10 to 10.40	56,888,078	1.10%	25.06% to 22.85%
2016	1.10% to 2.55%	3,977,900	8.88 to 8.53	34,817,879	0.82%	-3.78% to -5.19%
2015	1.10% to 2.50%	2,958,757	9.22 to 9.01	27,034,360	0.90%	1.97% to 0.53%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2019	0.80% to 1.40%	618,103	30.66 to 30.26	23,174,078	2.25%	16.57% to 15.87%
2018	0.80% to 1.40%	706,855	26.30 to 26.11	22,852,383	1.97%	-6.08% to -6.65%
2017	0.80% to 1.40%	809,186	28.00 to 27.98	27,949,237	1.96%	8.38% to 7.73%
2016	0.80% to 1.40%	916,811	25.83 to 25.97	29,449,566	2.37%	4.42% to 3.79%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.80% to 1.40%	1,007,502	24.74 to 25.02	31,121,933	2.25%	0.02% to -0.58%
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2019	0.80% to 1.40%	696,890	18.22 to 17.19	15,381,560	3.37%	8.65% to 7.99%
2018	0.80% to 1.40%	792,366	16.77 to 15.92	16,259,089	3.36%	-1.82% to -2.42%
2017	0.80% to 1.40%	895,835	17.08 to 16.32	18,858,499	2.41%	3.75% to 3.13%
2016	0.80% to 1.40%	1,005,802	16.46 to 15.82	20,477,954	3.69%	2.45% to 1.83%
2015	0.80% to 1.40%	1,172,022	16.07 to 15.54	23,357,188	4.09%	0.15% to -0.45%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.40% to 1.40%	1,606,006	18.72 to 78.08	133,050,649	0.91%	31.26% to 29.94%
2018	0.40% to 1.40%	1,827,157	14.26 to 60.08	116,015,704	1.00%	-13.53% to -14.40%
2017	0.40% to 1.40%	2,024,915	16.49 to 70.19	151,214,950	0.93%	36.12% to 34.76%
2016	0.40% to 1.40%	2,245,312	12.11 to 52.09	124,765,649	1.06%	-0.32% to -1.32%
2015	0.40% to 1.40%	2,550,963	12.15 to 52.78	144,093,681	1.31%	3.53% to 2.49%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2019	0.65% to 2.80%	2,963,169	15.78 to 33.28	126,384,297	0.67%	30.60% to 27.77%
2018	0.65% to 2.80%	3,193,358	12.08 to 26.04	105,446,548	0.76%	-13.96% to -15.83%
2017	0.75% to 2.80%	3,336,860	13.99 to 30.94	128,948,416	0.72%	35.30% to 32.52%
2016	0.75% to 2.80%	3,380,606	10.34 to 23.35	98,153,725	0.77%	-0.90% to -2.95%
2015	0.75% to 2.80%	3,696,242	10.44 to 24.06	109,407,218	1.07%	2.89% to 0.77%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2019	0.40% to 0.60%	124,703	13.86 to 13.68	1,722,366	1.04%	28.09% to 27.83%
2018	0.40% to 0.60%	121,300	10.82 to 10.70	1,308,781	0.89%	-19.74% to -19.90%
2017	0.40% to 0.60%	88,438	13.48 to 13.36	1,189,825	1.24%	25.79% to 25.54%
2016	0.40% to 0.60%	54,895	10.72 to 10.64	587,155	1.13%	-2.51% to -2.70%
2015	0.40% to 0.60%	54,413	10.99 to 10.94	597,685	1.32%	3.02% to 2.81%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.40% to 1.40%	512,894	21.43 to 22.65	11,737,375	1.08%	31.55% to 30.23%
2018	0.40% to 1.40%	569,239	16.29 to 17.39	9,993,953	1.16%	-8.26% to -9.18%
2017	0.40% to 1.40%	637,656	17.76 to 19.15	12,330,062	1.25%	16.44% to 15.28%
2016	0.40% to 1.40%	735,994	15.25 to 16.61	12,348,327	1.11%	11.17% to 10.06%
2015	0.40% to 1.40%	774,547	13.72 to 15.10	11,780,983	0.92%	2.91% to 1.88%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2019	0.40% to 2.90%	5,494,477	24.77 to 25.65	188,895,345	0.82%	31.21% to 27.92%
2018	0.40% to 2.90%	6,094,730	18.88 to 20.06	161,754,645	0.92%	-8.47% to -10.78%
2017	0.40% to 2.90%	6,939,343	20.62 to 22.48	203,551,127	1.03%	16.17% to 13.26%
2016	0.40% to 2.95%	7,923,779	17.75 to 19.71	202,543,598	0.84%	10.85% to 8.02%
2015	0.40% to 2.95%	8,384,656	16.01 to 18.24	196,070,657	0.65%	2.69% to 0.07%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2019	0.80% to 1.40%	221,936	24.64 to 22.68	5,091,127	0.21%	25.46% to 24.70%
2018	0.80% to 1.40%	294,895	19.64 to 18.18	5,417,265	0.31%	-11.04% to -11.59%
2017	0.80% to 1.40%	337,046	22.08 to 20.57	6,996,670	0.87%	13.25% to 12.56%
2016	0.80% to 1.40%	397,141	19.49 to 18.27	7,320,331	0.50%	17.11% to 16.41%
2015	0.80% to 1.40%	425,587	16.65 to 15.70	6,736,763	0.91%	-6.65% to -7.22%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2019	0.40% to 2.85%	2,265,629	27.15 to 33.81	102,406,393	0.00%	25.63% to 22.54%
2018	0.40% to 2.85%	2,344,905	21.61 to 27.59	85,343,599	0.06%	-10.90% to -13.10%
2017	0.40% to 2.85%	2,482,580	24.26 to 31.75	102,511,016	0.65%	13.46% to 10.67%
2016	0.40% to 2.85%	2,592,935	21.38 to 28.69	95,724,851	0.25%	17.20% to 14.33%
2015	0.40% to 2.85%	2,845,336	18.24 to 25.09	90,672,952	0.64%	-6.47% to -8.77%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2019	0.80% to 1.40%	815,351	16.44 to 14.59	12,110,104	0.00%	38.25% to 37.41%
2018	0.80% to 1.40%	831,417	11.89 to 10.62	8,977,937	0.00%	-6.84% to -7.41%
2017	0.80% to 1.40%	908,156	12.77 to 11.47	10,581,969	0.03%	27.76% to 26.99%
2016	0.80% to 1.40%	975,796	9.99 to 9.03	8,946,467	0.00%	1.52% to 0.91%
2015	0.80% to 1.40%	1,168,293	9.84 to 8.95	10,612,710	0.00%	5.75% to 5.11%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.80% to 1.40%	152,056	11.57 to 11.07	1,696,709	3.69%	9.92% to 9.25%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	139,910	10.52 to 10.14	1,425,090	5.14%	-5.17% to -5.74%
2017	0.80% to 1.40%	163,993	11.10 to 10.75	1,771,062	2.37%	5.42% to 4.79%
2016	0.80% to 1.40%	178,847	10.53 to 10.26	1,841,821	4.91%	5.68% to 5.05%
2015	0.80% to 1.40%	190,671	9.96 to 9.77	1,868,234	6.99%	-3.04% to -3.63%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2019	0.75% to 2.25%	550,096	11.42 to 10.24	5,970,206	3.35%	9.78% to 8.12%
2018	0.75% to 2.25%	639,787	10.40 to 9.47	6,361,027	4.57%	-5.26% to -6.70%
2017	0.75% to 2.25%	756,811	10.98 to 10.15	8,003,732	1.97%	5.24% to 3.66%
2016	0.75% to 2.30%	821,814	10.43 to 9.77	8,318,897	4.55%	5.47% to 3.83%
2015	0.75% to 2.45%	964,234	9.89 to 9.36	9,324,026	5.31%	-3.22% to -4.88%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2019	0.40% to 0.60%	132,892	13.43 to 13.26	1,782,768	1.68%	14.43% to 14.20%
2018	0.40% to 0.60%	138,108	11.74 to 11.61	1,619,392	0.84%	-3.29% to -3.48%
2017	0.40% to 0.60%	170,612	12.14 to 12.03	2,069,210	0.45%	11.40% to 11.18%
2016	0.40% to 0.60%	176,118	10.89 to 10.82	1,917,733	0.56%	0.80% to 0.60%
2015	0.40% to 0.60%	219,006	10.81 to 10.76	2,365,851	0.00%	-0.92% to -1.12%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2019	0.40% to 0.60%	376,811	14.68 to 14.50	5,519,034	2.37%	18.82% to 18.58%
2018	0.40% to 0.60%	614,350	12.36 to 12.23	7,577,401	1.31%	-5.13% to -5.33%
2017	0.40% to 0.60%	789,280	13.03 to 12.91	10,268,091	0.47%	15.23% to 15.00%
2016	0.40% to 0.60%	978,660	11.31 to 11.23	11,054,154	0.89%	1.95% to 1.75%
2015	0.40% to 0.60%	898,769	11.09 to 11.04	9,959,012	0.00%	-1.10% to -1.30%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2019	0.40% to 0.60%	355,682	14.15 to 13.97	5,004,356	1.88%	16.86% to 16.62%
2018	0.40% to 0.60%	427,741	12.11 to 11.98	5,159,747	0.96%	-4.39% to -4.58%
2017	0.40% to 0.60%	434,074	12.67 to 12.55	5,480,390	0.46%	13.35% to 13.12%
2016	0.40% to 0.60%	594,742	11.17 to 11.10	6,633,673	0.61%	1.41% to 1.20%
2015	0.40% to 0.60%	581,842	11.02 to 10.97	6,406,819	0.00%	-0.82% to -1.02%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.40% to 2.85%	8,769,928	19.87 to 15.23	151,627,922	2.06%	21.29% to 18.31%
2018	0.40% to 2.85%	9,932,830	16.38 to 12.87	143,522,530	1.78%	-5.82% to -8.15%
2017	0.40% to 2.85%	11,348,594	17.39 to 14.02	176,379,301	1.54%	17.80% to 14.91%
2016	0.40% to 2.85%	13,254,020	14.76 to 12.20	177,205,766	0.58%	-2.96% to -5.34%
2015	0.40% to 2.85%	16,605,015	15.21 to 12.88	231,807,691	0.36%	-8.71% to -10.96%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2019	0.40%	1,519	6.49	9,861	0.00%	3.06%
2018	0.40%	372	6.30	2,343	0.00%	-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.40% to 2.85%	5,342,452	13.04 to 12.41	72,891,772	6.66%	10.75% to 8.02%
2018	0.40% to 2.85%	6,336,517	11.77 to 11.49	78,969,207	6.45%	-2.51% to -4.92%
2017	0.40% to 2.85%	7,155,562	12.08 to 12.09	92,623,447	6.57%	6.25% to 3.65%
2016	0.40% to 2.85%	7,643,664	11.37 to 11.66	94,084,258	7.32%	15.72% to 12.89%
2015	0.40% to 2.85%	7,441,642	9.82 to 10.33	80,299,007	6.52%	-6.88% to -9.17%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2019	0.40% to 2.85%	5,847,898	24.15 to 19.95	128,785,824	0.00%	37.39% to 34.01%
2018	0.40% to 2.85%	5,510,204	17.57 to 14.89	89,351,754	0.00%	-0.46% to -2.92%
2017	0.40% to 2.85%	4,933,082	17.66 to 15.33	81,261,860	0.00%	26.39% to 23.29%
2016	0.40% to 2.85%	4,939,721	13.97 to 12.44	65,172,036	0.00%	5.69% to 3.10%
2015	0.40% to 2.85%	5,000,233	13.22 to 12.06	63,141,063	0.00%	-6.16% to -8.47%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2019	0.40% to 0.60%	567	17.63	9,996	3.59%	22.50%
2018	0.40% to 0.60%	1,382	14.56 to 14.39	20,024	2.05%	-4.65% to -4.84%
2017	0.60%	584	15.12	8,833	0.50%	19.12%
2016	0.40% to 0.60%	3,698	12.79 to 12.70	47,246	1.48%	4.39% to 4.18%
2015	0.40% to 0.60%	3,648	12.25 to 12.19	44,650	2.76%	-0.06% to -0.26%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2019	0.40%	64,536	17.20	1,109,891	2.15%	14.20%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 0.60%	85,500	15.06 to 14.79	1,286,585	1.00%	-2.32% to -2.52%
2017	0.40% to 0.60%	117,558	15.42 to 15.17	1,811,530	0.90%	10.07% to 9.85%
2016	0.40% to 0.60%	207,446	14.01 to 13.81	2,905,030	1.19%	2.43% to 2.23%
2015	0.40% to 0.60%	248,999	13.67 to 13.51	3,404,241	1.15%	0.05% to -0.15%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2019	0.40% to 0.60%	1,090,124	20.10 to 19.69	21,895,578	2.64%	18.58% to 18.34%
2018	0.40% to 0.60%	1,360,385	16.95 to 16.64	23,045,587	1.41%	-4.29% to -4.48%
2017	0.40% to 0.60%	1,572,218	17.71 to 17.42	27,829,778	0.77%	14.24% to 14.01%
2016	0.40% to 0.60%	1,897,746	15.50 to 15.28	29,408,209	1.32%	3.23% to 3.02%
2015	0.40% to 0.60%	2,066,616	15.02 to 14.83	31,022,321	1.68%	-0.08% to -0.28%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2019	0.40% to 0.60%	1,964,771	21.70 to 21.27	42,643,759	2.75%	20.91% to 20.67%
2018	0.40% to 0.60%	2,422,804	17.95 to 17.63	43,489,258	1.75%	-5.09% to -5.28%
2017	0.40% to 0.60%	2,657,314	18.91 to 18.61	50,256,846	0.85%	16.25% to 16.02%
2016	0.40% to 0.60%	3,151,597	16.27 to 16.04	51,268,778	1.60%	4.10% to 3.89%
2015	0.40% to 0.60%	3,272,222	15.63 to 15.44	51,134,710	2.26%	-0.34% to -0.54%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2019	0.40% to 0.60%	275,259	18.73 to 18.35	5,153,543	2.33%	16.38% to 16.14%
2018	0.40% to 0.60%	292,690	16.09 to 15.80	4,708,783	1.30%	-3.06% to -3.25%
2017	0.40% to 0.60%	395,400	16.60 to 16.33	6,562,108	0.82%	12.32% to 12.09%
2016	0.40% to 0.60%	450,483	14.78 to 14.57	6,656,559	1.31%	2.69% to 2.48%
2015	0.40% to 0.60%	521,289	14.39 to 14.22	7,500,314	1.49%	-0.07% to -0.27%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2019	0.40% to 1.75%	131,850	9.97 to 9.94	1,312,888	0.00%	-0.27% to -0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2019	0.80% to 1.40%	332,614	36.77 to 33.44	11,261,759	1.64%	25.75% to 24.99%
2018	0.80% to 1.40%	387,327	29.24 to 26.75	10,479,437	0.97%	-12.55% to -13.08%
2017	0.80% to 1.40%	469,253	33.44 to 30.78	14,600,047	0.81%	12.86% to 12.18%
2016	0.80% to 1.40%	535,946	29.63 to 27.44	14,855,704	0.87%	13.78% to 13.09%
2015	0.80% to 1.40%	546,122	26.04 to 24.26	13,376,443	1.02%	-3.43% to -4.02%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2019	0.40% to 2.20%	313,524	12.15 to 29.41	9,799,803	1.64%	21.78% to 19.58%
2018	0.40% to 2.20%	395,535	9.97 to 24.60	9,580,583	1.76%	-0.26% to -1.79%
2017	0.95% to 2.20%	366,508	27.75 to 25.05	10,161,366	1.38%	17.02% to 15.54%
2016	0.95% to 2.20%	392,370	23.72 to 21.68	9,324,473	1.95%	3.34% to 2.03%
2015	0.95% to 2.20%	437,539	22.95 to 21.24	10,108,408	1.61%	-0.54% to -1.80%
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2019	0.40% to 0.60%	77,654	26.53 to 26.17	2,053,042	0.05%	34.62% to 34.35%
2018	0.40% to 0.60%	91,628	19.71 to 19.48	1,800,769	0.16%	-1.06% to -1.26%
2017	0.40% to 0.60%	35,322	19.92 to 19.73	702,177	0.46%	26.58% to 26.33%
2016	0.40% to 0.60%	14,228	15.73 to 15.62	223,445	0.72%	11.66% to 11.43%
2015	0.40% to 0.60%	17,758	14.09 to 14.02	249,785	0.84%	3.35% to 3.14%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2019	0.40% to 2.85%	6,400,630	11.04 to 9.83	67,151,605	2.87%	8.84% to 6.16%
2018	0.40% to 2.85%	6,585,369	10.15 to 9.26	64,146,071	2.77%	-1.68% to -4.12%
2017	0.40% to 2.85%	5,597,484	10.32 to 9.66	56,031,070	2.60%	2.94% to 0.42%
2016	0.40% to 2.85%	4,859,004	10.02 to 9.62	47,777,798	2.72%	1.81% to -0.68%
2015	0.40% to 2.50%	1,919,575	9.85 to 9.71	18,752,458	1.71%	-1.54% to -2.94%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.40% to 2.75%	3,296,707	28.99 to 42.83	138,633,314	0.02%	36.30% to 33.09%
2018	0.40% to 2.75%	3,720,030	21.27 to 32.18	117,359,769	1.24%	1.31% to -1.09%
2017	0.40% to 2.75%	4,346,116	21.00 to 32.54	137,560,937	0.00%	29.48% to 26.43%
2016	0.40% to 2.75%	5,035,118	16.22 to 25.74	125,005,211	0.87%	1.54% to -0.85%
2015	0.40% to 2.75%	5,899,324	15.97 to 25.96	147,320,830	1.22%	11.49% to 8.86%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.40% to 2.85%	6,662,451	34.10 to 30.07	175,244,593	0.40%	44.24% to 40.69%
2018	0.40% to 2.85%	6,599,469	23.64 to 21.37	122,975,804	1.08%	0.50% to -1.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.85%	6,516,353	23.52 to 21.80	122,662,647	0.43%	44.33% to 40.80%
2016	0.40% to 2.85%	5,095,862	16.30 to 15.48	68,797,970	0.09%	13.40% to 10.62%
2015	0.40% to 2.85%	4,891,607	14.37 to 14.00	57,799,647	0.80%	4.23% to 1.66%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.75% to 2.65%	1,702,037	11.36 to 26.84	36,738,733	1.83%	25.76% to 23.35%
2018	0.75% to 2.65%	1,925,759	9.03 to 21.76	33,438,105	1.66%	-15.78% to -17.40%
2017	0.75% to 2.75%	2,189,258	10.73 to 24.48	45,520,689	1.56%	29.83% to 27.22%
2016	0.75% to 2.75%	2,427,421	8.26 to 19.24	39,342,933	5.01%	-7.41% to -9.27%
2015	0.75% to 2.75%	2,950,471	8.92 to 21.21	51,209,149	0.51%	-9.49% to -11.31%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2019	0.40% to 2.75%	4,475,407	10.95 to 9.67	45,259,957	0.88%	17.67% to 14.89%
2018	0.40% to 2.85%	4,904,233	9.30 to 8.38	42,606,559	1.92%	-18.88% to -20.89%
2017	0.40% to 2.85%	4,480,686	11.47 to 10.59	48,516,913	1.93%	27.32% to 24.20%
2016	0.40% to 2.85%	4,087,331	9.01 to 8.52	35,091,210	1.28%	20.30% to 17.35%
2015	0.40% to 2.85%	2,211,426	7.49 to 7.26	16,012,703	1.36%	-20.38% to -22.34%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.40% to 2.85%	4,806,220	11.05 to 10.09	51,206,073	2.87%	7.98% to 5.32%
2018	0.40% to 2.85%	3,894,839	10.23 to 9.58	38,813,179	3.68%	-1.42% to -3.86%
2017	0.40% to 2.85%	2,660,651	10.38 to 9.96	27,146,077	3.22%	3.45% to 0.91%
2016	0.40% to 2.85%	1,134,112	10.03 to 9.87	11,295,234	4.65%	0.34% to -1.30%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2019	0.40% to 0.60%	24,509	10.59 to 10.55	259,230	3.20%	4.64% to 4.43%
2018	0.40% to 0.60%	3,299	10.12 to 10.10	33,333	4.36%	1.16% to 1.03%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2019	0.40% to 0.60%	7,458	11.46 to 11.43	85,441	1.01%	21.54% to 21.30%
2018	0.40% to 0.60%	4,444	9.43 to 9.42	41,888	0.65%	-5.68% to -5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2019	0.95% to 2.30%	391,705	17.89 to 16.76	6,823,648	0.34%	38.26% to 36.37%
2018	0.95% to 2.30%	427,471	12.94 to 12.29	5,420,401	0.34%	-0.38% to -1.75%
2017	0.95% to 2.30%	485,616	12.99 to 12.51	6,216,844	0.41%	26.89% to 25.16%
2016	0.95% to 2.30%	601,619	10.24 to 9.99	6,098,868	0.38%	4.84% to 3.41%
2015	0.95% to 2.30%	633,135	9.77 to 9.66	6,156,386	0.46%	-2.34% to -3.36%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2019	0.40% to 2.80%	3,012,031	24.41 to 20.25	67,089,712	0.00%	40.71% to 37.32%
2018	0.40% to 2.80%	2,337,791	17.35 to 14.74	37,462,273	0.00%	-2.11% to -4.49%
2017	0.40% to 2.80%	2,308,380	17.72 to 15.44	38,147,836	0.00%	25.83% to 22.81%
2016	0.40% to 2.80%	1,975,791	14.08 to 12.57	26,229,003	0.00%	8.36% to 5.76%
2015	0.40% to 2.80%	1,931,535	13.00 to 11.88	23,951,034	0.00%	-2.54% to -4.89%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2019	0.40% to 0.60%	13,924	15.82 to 15.61	218,369	3.78%	24.30% to 24.05%
2018	0.40% to 0.60%	13,773	12.73 to 12.58	173,720	0.78%	0.41% to 0.20%
2017	0.40% to 0.60%	14,544	12.67 to 12.56	183,219	4.14%	14.04% to 13.81%
2016	0.40% to 0.60%	13,452	11.11 to 11.03	148,800	3.44%	10.79% to 10.57%
2015	0.40% to 0.60%	13,406	10.03 to 9.98	134,024	4.14%	-15.10% to -15.27%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2019	0.40% to 2.90%	10,092,360	23.89 to 29.05	383,956,790	1.87%	28.99% to 25.75%
2018	0.40% to 2.90%	11,370,541	18.52 to 23.10	339,385,908	1.31%	-10.72% to -12.97%
2017	0.40% to 2.90%	12,465,206	20.75 to 26.55	422,395,200	1.72%	16.88% to 13.96%
2016	0.40% to 2.95%	13,487,674	17.75 to 23.13	396,228,612	1.89%	13.32% to 10.43%
2015	0.40% to 2.95%	13,646,938	15.66 to 20.95	358,519,642	2.08%	-1.33% to -3.86%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2019	0.60% to 2.00%	208,542	10.91 to 10.81	2,261,362	0.64%	9.09% to 8.06%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.40% to 2.85%	13,810,529	24.35 to 19.14	301,384,233	1.46%	25.15% to 22.07%
2018	0.40% to 2.85%	14,677,349	19.46 to 15.68	258,562,131	0.91%	-10.09% to -12.31%
2017	0.40% to 2.85%	15,131,602	21.64 to 17.88	299,395,315	1.32%	26.31% to 23.22%
2016	0.40% to 2.85%	14,144,359	17.13 to 14.51	224,168,969	1.15%	3.43% to 0.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 2.85%	13,447,782	16.56 to 14.39	208,365,511	1.84%	5.89% to 3.29%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2019	0.40%	575	11.43	6,572	0.99%	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2019	0.40% to 2.85%	1,125,057	12.41 to 11.05	13,205,984	2.56%	27.36% to 24.22%
2018	0.40% to 2.85%	1,195,515	9.75 to 8.89	11,151,713	2.71%	-8.26% to -10.53%
2017	0.40% to 2.85%	1,286,043	10.62 to 9.94	13,234,445	2.32%	12.09% to 9.35%
2016	0.40% to 2.85%	964,729	9.48 to 9.09	8,963,172	2.04%	14.51% to 11.70%
2015	0.40% to 2.40%	154,932	8.28 to 8.16	1,271,205	0.98%	-17.24% to -18.36%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.80% to 1.40%	181,090	16.05 to 14.78	2,706,989	4.20%	9.99% to 9.33%
2018	0.80% to 1.40%	190,500	14.59 to 13.51	2,604,041	2.39%	-1.45% to -2.05%
2017	0.80% to 1.40%	172,681	14.81 to 13.80	2,405,559	3.21%	5.40% to 4.76%
2016	0.80% to 1.40%	164,356	14.05 to 13.17	2,183,887	2.00%	5.26% to 4.63%
2015	0.80% to 1.40%	163,055	13.35 to 12.59	2,069,088	3.56%	-1.45% to -2.04%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2019	0.95% to 2.45%	714,861	16.24 to 12.50	10,538,872	3.82%	9.56% to 7.90%
2018	0.95% to 2.45%	694,470	14.82 to 11.58	9,391,779	2.31%	-1.86% to -3.35%
2017	0.95% to 2.45%	759,666	15.10 to 11.99	10,536,969	2.90%	4.89% to 3.31%
2016	0.95% to 2.45%	799,543	14.40 to 11.60	10,604,673	1.66%	4.86% to 3.27%
2015	0.95% to 2.55%	908,448	13.73 to 11.09	11,541,430	3.15%	-1.77% to -3.36%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2019	0.80% to 1.40%	42,170	35.04 to 30.58	1,309,121	5.32%	13.34% to 12.65%
2018	0.80% to 1.40%	47,440	30.92 to 27.14	1,306,054	5.77%	-7.69% to -8.26%
2017	0.80% to 1.40%	58,179	33.49 to 29.58	1,746,085	5.37%	8.83% to 8.18%
2016	0.80% to 1.40%	64,563	30.77 to 27.35	1,789,500	5.54%	9.67% to 9.01%
2015	0.80% to 1.40%	72,640	28.06 to 25.09	1,845,745	5.35%	-1.91% to -2.50%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2019	0.40% to 1.85%	33,426	11.59 to 24.70	575,441	5.27%	13.71% to 12.06%
2018	0.40% to 1.85%	36,142	10.19 to 22.04	545,549	5.79%	-7.42% to -8.77%
2017	0.40% to 2.05%	43,423	11.01 to 23.44	699,184	5.50%	9.15% to 7.35%
2016	0.40% to 2.05%	34,535	10.09 to 21.83	601,667	5.40%	10.14% to 8.32%
2015	0.40% to 2.05%	37,621	9.16 to 20.16	601,037	5.74%	-1.57% to -3.20%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2019	0.40% to 2.55%	28,285	12.35 to 11.06	341,682	2.65%	17.58% to 15.05%
2018	0.40% to 2.55%	34,671	10.51 to 9.62	358,146	3.11%	-8.57% to -10.55%
2017	0.40% to 2.55%	18,964	11.49 to 10.75	216,047	2.37%	9.27% to 6.92%
2016	0.40% to 2.55%	41,570	10.52 to 10.05	436,532	1.27%	2.71% to 0.50%
2015	0.40% to 2.55%	38,899	10.24 to 10.00	402,676	1.74%	-1.81% to -3.93%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.40% to 2.10%	241,170	10.54 to 10.42	2,523,618	2.02%	5.37% to 4.17%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.40% to 2.90%	9,956,482	13.28 to 10.20	171,404,321	2.19%	5.85% to 3.19%
2018	0.40% to 2.90%	12,354,850	12.54 to 9.88	194,998,578	2.11%	-0.45% to -2.96%
2017	0.40% to 2.90%	12,420,978	12.60 to 10.18	202,152,690	2.07%	1.68% to -0.87%
2016	0.40% to 2.95%	13,597,359	12.39 to 10.20	218,300,104	1.86%	0.34% to -2.22%
2015	0.40% to 2.95%	14,815,954	12.35 to 10.43	236,767,960	1.67%	-0.51% to -3.06%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.40% to 2.85%	12,526,039	15.65 to 12.98	221,164,763	4.71%	8.73% to 6.06%
2018	0.40% to 2.85%	14,307,465	14.40 to 12.24	233,949,696	2.77%	-2.74% to -5.14%
2017	0.40% to 2.85%	14,471,179	14.80 to 12.90	244,742,407	4.81%	5.91% to 3.31%
2016	0.40% to 2.85%	13,615,977	13.98 to 12.49	219,092,597	3.25%	8.21% to 5.56%
2015	0.40% to 2.85%	13,639,542	12.92 to 11.83	204,957,701	1.99%	-3.28% to -5.66%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.40% to 2.55%	2,399,886	12.83 to 20.63	58,538,108	5.38%	14.28% to 11.82%
2018	0.40% to 2.55%	2,634,670	11.22 to 18.45	57,029,568	5.64%	-3.39% to -5.49%
2017	0.40% to 2.55%	2,895,079	11.62 to 19.52	65,627,291	5.14%	6.33% to 4.04%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.65%	3,399,461	10.93 to 18.50	72,967,129	5.58%	13.70% to 11.14%
2015	0.40% to 2.55%	3,261,275	9.61 to 16.87	62,663,254	4.94%	-3.00% to -5.09%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.40% to 3.00%	271,821,075	13.16 to 9.92	3,361,868,173	1.89%	8.55% to 5.71%
2018	0.40% to 3.00%	264,067,144	12.12 to 9.38	3,031,739,885	2.37%	-1.47% to -4.06%
2017	0.40% to 3.00%	239,086,312	12.31 to 9.78	2,809,177,908	1.26%	2.80% to 0.12%
2016	0.40% to 3.00%	199,364,903	11.97 to 9.77	2,298,086,243	2.60%	2.24% to -0.42%
2015	0.40% to 3.10%	172,807,397	11.71 to 9.71	1,965,834,351	1.41%	-0.63% to -3.32%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2019	0.40% to 2.85%	4,758,362	16.37 to 11.99	67,267,324	2.88%	9.16% to 6.47%
2018	0.40% to 2.65%	5,180,632	15.00 to 11.51	67,720,853	2.45%	-1.85% to -4.08%
2017	0.40% to 2.65%	5,222,094	15.28 to 12.00	70,161,668	2.37%	3.35% to 1.02%
2016	0.40% to 2.65%	5,144,916	14.79 to 11.88	67,608,454	2.85%	2.92% to 0.60%
2015	0.40% to 2.65%	5,081,927	14.37 to 11.81	65,587,568	1.54%	-0.92% to -3.15%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2019	0.80% to 1.40%	262,668	14.79 to 13.78	3,651,738	3.23%	8.07% to 7.42%
2018	0.80% to 1.40%	228,067	13.68 to 12.82	2,948,079	2.92%	-1.22% to -1.82%
2017	0.80% to 1.40%	263,219	13.85 to 13.06	3,463,330	2.94%	3.56% to 2.94%
2016	0.80% to 1.40%	272,710	13.37 to 12.69	3,482,975	3.06%	4.51% to 3.88%
2015	0.80% to 1.40%	233,064	12.80 to 12.22	2,862,984	2.97%	-1.51% to -2.11%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2019	0.40% to 2.90%	7,488,952	15.27 to 11.18	99,051,022	2.79%	8.26% to 5.55%
2018	0.40% to 2.90%	7,366,376	14.11 to 10.59	90,828,282	2.81%	-1.09% to -3.58%
2017	0.40% to 2.90%	7,919,555	14.26 to 10.98	99,834,745	2.95%	3.76% to 1.17%
2016	0.40% to 2.95%	7,826,378	13.75 to 10.81	96,041,882	2.86%	4.59% to 1.92%
2015	0.40% to 2.95%	8,086,301	13.14 to 10.61	95,953,153	2.73%	-1.28% to -3.80%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.40% to 2.85%	14,111,650	11.99 to 8.94	147,972,960	2.25%	3.67% to 1.12%
2018	0.40% to 2.85%	15,840,601	11.56 to 8.84	160,913,063	2.26%	0.41% to -2.07%
2017	0.40% to 2.85%	13,652,889	11.52 to 9.03	140,413,930	1.66%	1.17% to -1.31%
2016	0.40% to 2.85%	13,257,629	11.38 to 9.15	136,142,803	1.72%	2.08% to -0.42%
2015	0.40% to 2.75%	12,236,451	11.15 to 9.26	124,426,225	1.69%	-0.74% to -3.08%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2019	0.40% to 0.60%	80,401	11.00 to 10.97	883,729	5.57%	7.96% to 7.75%
2018	0.60%	16,971	10.18	172,727	2.90%	1.78%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	0.40% to 2.75%	43,262,098	10.08 to 7.53	503,101,231	1.75%	1.37% to -1.02%
2018	0.40% to 2.75%	48,439,904	9.95 to 7.60	564,774,770	1.38%	0.98% to -1.41%
2017	0.40% to 2.75%	45,584,470	9.85 to 7.71	517,536,153	0.41%	0.02% to -2.33%
2016	0.40% to 2.75%	50,109,476	9.85 to 7.90	583,715,336	0.01%	-0.39% to -2.74%
2015	0.40% to 2.85%	50,544,180	9.89 to 8.01	590,994,138	0.00%	-0.40% to -2.85%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2019	0.40% to 2.10%	205,941	10.84 to 10.72	2,218,214	0.99%	8.40% to 7.16%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2019	1.15% to 1.65%	101,281	10.09 to 10.08	1,021,589	0.23%	0.93% to 0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2019	1.15% to 1.30%	62,371	10.97 to 10.96	683,897	0.29%	9.68% to 9.65%	****
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2019	0.40% to 2.85%	27,691,497	12.50 to 10.53	311,900,255	0.55%	14.49% to 11.67%
2018	0.40% to 2.85%	24,609,072	10.92 to 9.43	244,394,241	0.91%	-8.84% to -11.09%
2017	0.40% to 2.85%	19,669,396	11.97 to 10.60	216,246,380	1.33%	17.96% to 15.07%
2016	0.40% to 2.85%	14,720,771	10.15 to 9.21	138,538,134	1.17%	1.52% to 0.05%	****
2015	1.15% to 2.50%	5,340,045	9.29 to 9.23	49,503,692	0.00%	-7.15% to -7.74%	****
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2019	0.40% to 2.80%	34,382,199	15.91 to 13.92	519,086,570	1.66%	21.49% to 18.57%
2018	0.40% to 2.80%	26,846,222	13.09 to 11.74	336,461,120	1.15%	-2.97% to -5.32%
2017	0.40% to 2.80%	20,695,623	13.49 to 12.40	269,662,955	1.17%	21.21% to 18.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	1.15% to 2.80%	13,095,102	10.93 to 10.48	142,032,231	1.93%	8.78% to 6.97%
2015	0.40% to 2.75%	6,439,133	10.16 to 9.81	64,293,500	2.75%	-0.26% to -2.61%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.80% to 1.40%	382,086	25.43 to 23.69	9,152,537	3.89%	29.49% to 28.70%
2018	0.80% to 1.40%	448,327	19.64 to 18.41	8,334,968	0.30%	-3.86% to -4.44%
2017	0.80% to 1.40%	489,827	20.42 to 19.26	9,520,499	0.34%	29.17% to 28.39%
2016	0.80% to 1.40%	554,024	15.81 to 15.00	8,379,213	0.80%	1.37% to 0.76%
2015	0.80% to 1.40%	621,350	15.60 to 14.89	9,315,584	0.45%	2.61% to 1.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2019	0.40% to 2.90%	5,293,739	26.12 to 19.26	120,096,282	3.80%	29.70% to 26.44%
2018	0.40% to 2.90%	5,938,578	20.14 to 15.23	105,053,168	0.05%	-3.74% to -6.17%
2017	0.40% to 2.90%	6,516,758	20.92 to 16.24	120,994,190	0.10%	29.36% to 26.13%
2016	0.40% to 2.95%	7,269,482	16.17 to 12.81	105,496,062	0.60%	1.58% to -1.01%
2015	0.40% to 2.95%	8,107,986	15.92 to 12.95	117,161,971	0.22%	2.72% to 0.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.80% to 1.40%	140,058	23.12 to 21.80	3,074,893	20.48%	24.40% to 23.65%
2018	0.80% to 1.40%	171,784	18.59 to 17.63	3,047,188	1.42%	-12.30% to -12.83%
2017	0.80% to 1.40%	211,341	21.19 to 20.23	4,296,820	1.45%	13.62% to 12.94%
2016	0.80% to 1.40%	222,753	18.65 to 17.91	4,009,163	1.85%	15.42% to 14.73%
2015	0.80% to 1.40%	250,352	16.16 to 15.61	3,923,567	1.22%	-3.93% to -4.51%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2019	0.40% to 2.85%	4,690,827	21.49 to 15.13	83,133,463	22.98%	24.60% to 21.53%
2018	0.40% to 2.85%	4,631,844	17.25 to 12.45	66,448,526	1.20%	-12.15% to -14.32%
2017	0.40% to 2.85%	5,374,554	19.63 to 14.53	88,652,631	1.17%	13.90% to 11.11%
2016	0.40% to 2.85%	6,504,812	17.24 to 13.08	95,485,885	1.79%	15.58% to 12.75%
2015	0.40% to 2.80%	6,048,438	14.91 to 11.64	77,594,537	1.01%	-3.82% to -6.14%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.80% to 1.40%	7,457,247	25.45 to 23.71	178,638,041	0.00%	36.16% to 35.33%
2018	0.80% to 1.40%	8,287,039	18.69 to 17.52	146,556,578	0.00%	-7.60% to -8.16%
2017	0.80% to 1.40%	9,267,604	20.23 to 19.08	178,297,202	0.00%	26.72% to 25.95%
2016	0.80% to 1.40%	10,317,863	15.96 to 15.15	157,462,898	0.00%	5.62% to 4.98%
2015	0.80% to 1.40%	11,576,148	15.11 to 14.43	168,141,797	0.00%	-0.98% to -1.58%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2019	0.40% to 2.90%	5,672,388	25.37 to 19.24	128,521,809	0.00%	36.29% to 32.87%
2018	0.40% to 2.90%	5,598,301	18.61 to 14.48	94,321,007	0.00%	-7.42% to -9.76%
2017	0.40% to 2.90%	6,895,043	20.11 to 16.05	126,493,184	0.00%	27.01% to 23.84%
2016	0.40% to 2.95%	7,147,706	15.83 to 12.90	104,584,693	0.00%	5.63% to 2.94%
2015	0.40% to 2.95%	8,659,725	14.99 to 12.53	121,110,111	0.00%	-0.74% to -3.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.80% to 1.40%	1,793,593	12.75 to 12.32	22,197,089	1.24%	32.08% to 31.29%
2018	0.80% to 1.40%	1,994,973	9.65 to 9.38	18,790,106	1.07%	-17.13% to -17.63%
2017	0.80% to 1.40%	2,185,527	11.65 to 11.39	24,969,891	1.22%	24.77% to 24.02%
2016	0.80% to 1.40%	2,452,159	9.34 to 9.19	22,572,837	1.42%	-2.90% to -3.49%
2015	0.80% to 1.40%	2,745,069	9.62 to 9.52	26,162,417	0.68%	-1.29% to -1.88%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
2019	0.40% to 2.90%	7,384,663	16.17 to 11.30	98,572,728	0.93%	32.31% to 28.99%
2018	0.40% to 2.90%	8,452,066	12.22 to 8.76	86,186,531	1.09%	-17.00% to -19.10%
2017	0.40% to 2.90%	9,061,611	14.72 to 10.83	112,569,402	0.95%	25.03% to 21.91%
2016	0.40% to 2.95%	10,445,091	11.78 to 8.84	104,876,593	1.20%	-2.86% to -5.34%
2015	0.40% to 2.95%	11,631,797	12.12 to 9.34	121,523,376	0.12%	-1.05% to -3.59%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.80% to 1.40%	2,444,964	19.49 to 18.15	44,800,326	1.67%	29.66% to 28.87%
2018	0.80% to 1.40%	2,737,930	15.03 to 14.09	38,891,138	1.80%	-4.70% to -5.28%
2017	0.80% to 1.40%	3,139,271	15.77 to 14.87	47,032,790	2.11%	5.65% to 5.01%
2016	0.80% to 1.40%	3,544,959	14.93 to 14.16	50,537,759	1.95%	6.49% to 5.85%
2015	0.80% to 1.40%	3,980,586	14.02 to 13.38	53,571,068	2.51%	-6.11% to -6.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2019	0.40% to 2.85%	5,671,543	40.07 to 14.82	97,626,272	1.56%	29.92% to 26.73%
2018	0.40% to 2.85%	5,777,988	30.84 to 11.70	77,587,417	1.58%	-4.44% to -6.81%
2017	0.40% to 2.85%	6,517,308	32.27 to 12.55	92,788,755	1.94%	5.72% to 3.13%
2016	0.40% to 2.85%	6,892,130	30.53 to 12.17	94,000,848	1.80%	6.75% to 4.13%
2015	0.40% to 2.85%	7,214,889	28.60 to 11.69	93,363,754	2.38%	-6.04% to -8.35%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2019	0.40% to 0.60%	34,208	19.07 to 18.82	648,555	2.31%	23.48% to 23.23%
2018	0.40% to 0.60%	40,741	15.45 to 15.27	626,375	1.31%	-13.47% to -13.64%
2017	0.40% to 0.60%	37,926	17.85 to 17.69	676,004	1.37%	13.49% to 13.27%
2016	0.40% to 0.60%	34,172	15.73 to 15.61	536,981	1.61%	17.25% to 17.02%
2015	0.40% to 0.60%	14,266	13.41 to 13.34	191,283	2.26%	-3.14% to -3.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.40% to 2.90%	10,260,963	26.05 to 18.88	231,565,828	2.20%	23.35% to 20.26%
2018	0.40% to 2.90%	11,449,717	21.12 to 15.70	211,614,202	1.04%	-13.50% to -15.69%
2017	0.40% to 2.90%	12,848,908	24.42 to 18.62	277,323,581	1.10%	13.38% to 10.55%
2016	0.40% to 2.95%	14,406,181	21.53 to 16.77	276,935,485	1.36%	17.12% to 14.13%
2015	0.40% to 2.95%	16,383,590	18.39 to 14.69	271,418,395	1.16%	-3.27% to -5.75%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.80% to 1.40%	3,565,898	22.63 to 21.08	75,809,329	0.64%	27.05% to 26.28%
2018	0.80% to 1.40%	3,929,899	17.81 to 16.69	66,105,643	0.53%	-5.53% to -6.11%
2017	0.80% to 1.40%	4,345,281	18.85 to 17.78	77,788,449	0.52%	23.86% to 23.11%
2016	0.80% to 1.40%	4,870,321	15.22 to 14.44	70,764,705	0.78%	12.70% to 12.02%
2015	0.80% to 1.40%	5,502,381	13.51 to 12.89	71,326,597	0.76%	-1.87% to -2.46%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2019	0.40% to 2.85%	2,102,879	23.12 to 17.45	43,109,027	0.55%	27.57% to 24.44%
2018	0.40% to 2.85%	2,256,041	18.12 to 14.03	36,584,902	0.45%	-5.39% to -7.73%
2017	0.40% to 2.85%	2,319,444	19.15 to 15.20	40,146,704	0.54%	24.26% to 21.22%
2016	0.40% to 2.55%	1,806,938	15.41 to 12.88	25,449,885	0.70%	13.09% to 10.66%
2015	0.40% to 2.65%	2,018,042	13.63 to 11.55	25,411,230	0.66%	-1.59% to -3.81%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
2019	0.80% to 1.40%	95,317	23.42 to 21.82	2,102,708	0.81%	25.00% to 24.24%
2018	0.80% to 1.40%	115,207	18.73 to 17.56	2,043,477	0.68%	-6.55% to -7.12%
2017	0.80% to 1.40%	115,638	20.05 to 18.90	2,205,698	0.60%	17.67% to 16.96%
2016	0.80% to 1.40%	129,072	17.04 to 16.16	2,103,063	0.76%	9.23% to 8.57%
2015	0.80% to 1.40%	164,906	15.60 to 14.89	2,472,698	0.83%	-1.12% to -1.72%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
2019	0.40% to 2.90%	4,925,653	25.49 to 18.05	105,164,967	0.70%	25.54% to 22.39%
2018	0.40% to 2.90%	5,445,148	20.30 to 14.75	93,620,504	0.54%	-6.25% to -8.62%
2017	0.40% to 2.90%	6,457,892	21.66 to 16.14	119,725,945	0.52%	17.89% to 14.94%
2016	0.40% to 2.95%	7,416,099	18.37 to 13.98	117,854,984	0.69%	9.67% to 6.87%
2015	0.40% to 2.95%	8,567,800	16.75 to 13.08	125,428,797	0.74%	-0.82% to -3.36%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.80% to 1.40%	1,253,024	32.49 to 30.45	38,480,817	2.62%	25.94% to 25.18%
2018	0.80% to 1.40%	1,423,536	25.80 to 24.33	34,897,450	1.37%	-10.08% to -10.62%
2017	0.80% to 1.40%	1,625,882	28.69 to 27.22	44,562,716	1.62%	7.81% to 7.16%
2016	0.80% to 1.40%	1,867,130	26.61 to 25.40	47,723,718	2.33%	19.48% to 18.76%
2015	0.80% to 1.40%	2,093,055	22.27 to 21.39	45,007,584	2.30%	-5.04% to -5.62%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
2019	0.40% to 2.85%	5,755,354	33.25 to 25.49	170,119,274	2.51%	26.18% to 23.07%
2018	0.40% to 2.85%	6,265,951	26.35 to 20.71	148,331,788	1.21%	-9.83% to -12.07%
2017	0.40% to 2.85%	6,997,342	29.22 to 23.56	185,677,580	1.53%	8.00% to 5.36%
2016	0.40% to 2.85%	7,464,284	27.06 to 22.36	185,339,257	2.29%	19.73% to 16.80%
2015	0.40% to 2.85%	7,354,304	22.60 to 19.14	154,374,620	2.21%	-4.82% to -7.17%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.40% to 1.40%	9,975,304	17.70 to 39.75	398,939,922	1.69%	37.07% to 35.69%
2018	0.40% to 1.40%	11,104,064	12.91 to 29.29	327,345,278	0.76%	-1.67% to -2.66%
2017	0.40% to 1.40%	12,431,015	13.13 to 30.09	376,275,486	0.47%	26.80% to 25.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	13,924,566	10.36 to 23.97	335,516,409	0.74%	3.58% to 2.19%	****
2015	0.80% to 1.40%	14,295,494	24.43 to 23.46	337,050,583	0.62%	4.25% to 3.62%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
2019	0.40% to 2.85%	7,991,334	43.10 to 33.04	305,253,784	1.51%	36.78% to 33.42%
2018	0.40% to 2.85%	8,197,306	31.51 to 24.77	231,914,827	0.49%	-1.94% to -4.36%
2017	0.40% to 2.85%	9,719,315	32.13 to 25.90	283,303,657	0.23%	26.56% to 23.46%
2016	0.40% to 2.85%	10,651,011	25.39 to 20.98	248,287,464	0.52%	2.91% to 0.39%
2015	0.40% to 2.85%	9,578,573	24.67 to 20.90	219,506,281	0.37%	4.40% to 1.84%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.40% to 2.90%	12,319,345	17.35 to 13.23	189,880,932	2.46%	12.04% to 9.22%
2018	0.40% to 2.90%	12,328,795	15.48 to 12.11	171,344,836	1.94%	-16.03% to -18.15%
2017	0.40% to 2.90%	12,810,235	18.44 to 14.80	214,282,184	1.95%	22.23% to 19.17%
2016	0.40% to 2.95%	14,534,440	15.09 to 12.37	201,090,496	2.11%	0.71% to -1.86%
2015	0.40% to 2.95%	14,993,808	14.98 to 12.60	208,223,888	1.84%	-4.29% to -6.74%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.40% to 2.80%	825,933	10.78 to 10.35	8,739,047	4.00%	6.16% to 3.60%
2018	0.40% to 2.40%	327,763	10.16 to 10.02	3,305,170	4.11%	1.56% to 0.19%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.80% to 1.40%	937,161	56.22 to 59.25	130,888,989	1.14%	28.27% to 27.50%
2018	0.80% to 1.40%	1,054,265	43.83 to 46.48	113,465,570	1.06%	-0.81% to -1.41%
2017	0.80% to 1.40%	1,184,299	44.19 to 47.14	128,403,881	1.00%	19.56% to 18.84%
2016	0.80% to 1.40%	1,304,033	36.96 to 39.67	118,905,204	1.39%	10.50% to 9.83%
2015	0.80% to 1.40%	1,468,479	33.45 to 36.12	121,497,169	1.19%	0.13% to -0.48%
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
2019	0.40% to 2.90%	3,243,676	23.82 to 25.65	112,585,840	0.92%	28.51% to 25.28%
2018	0.65% to 2.90%	3,413,423	17.83 to 20.47	93,554,314	0.78%	-0.93% to -3.19%
2017	0.65% to 2.90%	4,014,588	17.99 to 21.15	112,084,631	0.74%	19.47% to 16.77%
2016	0.40% to 2.95%	4,706,075	15.58 to 17.98	111,044,455	1.12%	10.71% to 7.89%
2015	0.40% to 2.95%	5,584,163	14.07 to 16.67	120,383,706	0.93%	0.26% to -2.31%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2019	0.40% to 0.60%	224,130	19.66 to 19.40	4,386,568	1.93%	26.80% to 26.55%
2018	0.40% to 0.60%	207,195	15.50 to 15.33	3,200,981	2.56%	-7.63% to -7.82%
2017	0.40% to 0.60%	64,704	16.78 to 16.63	1,084,015	4.50%	17.52% to 17.29%
2016	0.40% to 0.60%	15,125	14.28 to 14.18	215,630	2.58%	17.42% to 17.18%
2015	0.40% to 0.60%	22,472	12.16 to 12.10	273,070	1.35%	-6.67% to -6.86%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2019	0.40% to 2.90%	9,239,208	23.78 to 25.47	327,350,159	1.75%	26.50% to 23.32%
2018	0.40% to 2.90%	8,038,252	18.80 to 20.65	226,539,313	1.71%	-7.83% to -10.16%
2017	0.40% to 2.90%	6,803,971	20.39 to 22.99	208,825,609	3.09%	17.22% to 14.29%
2016	0.40% to 2.95%	6,230,456	17.40 to 19.97	164,047,875	2.16%	17.10% to 14.11%
2015	0.40% to 2.95%	7,132,894	14.86 to 17.50	162,129,967	1.55%	-6.89% to -9.27%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.80% to 1.40%	385,691	18.76 to 16.65	6,568,627	0.00%	34.63% to 33.81%
2018	0.80% to 1.40%	420,135	13.93 to 12.44	5,337,564	0.00%	-8.68% to -9.24%
2017	0.80% to 1.40%	461,080	15.26 to 13.71	6,438,048	0.00%	23.93% to 23.18%
2016	0.80% to 1.40%	487,634	12.31 to 11.13	5,511,328	0.00%	7.44% to 6.79%
2015	0.80% to 1.40%	608,574	11.46 to 10.42	6,436,694	0.00%	-0.05% to -0.65%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2019	0.40% to 2.85%	1,200,642	22.53 to 25.36	40,915,829	0.00%	34.84% to 31.52%
2018	0.40% to 2.85%	1,224,052	16.71 to 19.28	31,271,546	0.00%	-8.58% to -10.85%
2017	0.75% to 2.85%	1,227,824	18.26 to 21.63	34,761,039	0.00%	23.71% to 21.11%
2016	0.40% to 2.85%	1,265,979	15.53 to 17.86	29,153,361	0.00%	7.63% to 4.99%
2015	0.40% to 2.80%	1,375,061	14.43 to 17.12	29,882,885	0.00%	0.13% to -2.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.40% to 1.40%	806,570	19.15 to 75.19	60,484,876	0.07%	25.15% to 23.89%
2018	0.40% to 1.40%	888,494	15.30 to 60.69	53,898,367	0.01%	-12.99% to -13.86%
2017	0.40% to 1.40%	1,004,309	17.58 to 70.46	70,169,362	0.00%	13.03% to 11.90%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	1,123,947	15.55 to 62.96	70,421,172	0.32%	22.34% to 21.12%
2015	0.40% to 1.40%	1,264,093	12.71 to 51.99	65,157,947	0.36%	-2.03% to -3.01%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2019	0.40% to 2.85%	1,019,467	23.67 to 29.92	41,289,671	0.00%	24.85% to 21.78%
2018	0.40% to 2.85%	1,077,040	18.95 to 24.56	35,320,370	0.00%	-13.18% to -15.33%
2017	0.40% to 2.85%	1,205,338	21.83 to 29.01	46,095,743	0.00%	12.75% to 9.98%
2016	0.40% to 2.85%	1,300,494	19.36 to 26.38	44,530,901	0.10%	22.05% to 19.06%
2015	0.40% to 2.65%	1,435,176	15.87 to 24.84	40,859,982	0.14%	-2.29% to -4.50%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.40% to 1.40%	374,687	11.91 to 25.38	8,798,661	2.37%	22.45% to 21.22%
2018	0.40% to 1.40%	400,658	9.73 to 20.93	7,946,756	0.64%	-17.75% to -18.58%
2017	0.40% to 1.40%	452,326	11.82 to 25.71	11,025,859	1.38%	40.94% to 39.53%
2016	0.40% to 1.40%	426,004	8.39 to 18.43	7,799,060	0.81%	7.29% to 6.21%
2015	0.40% to 1.40%	494,600	7.82 to 17.35	8,589,139	0.80%	-16.33% to -17.17%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2019	0.75% to 2.80%	1,580,746	11.97 to 27.63	54,828,054	2.19%	21.75% to 19.23%
2018	0.75% to 2.80%	1,701,880	9.83 to 23.17	48,869,518	0.43%	-18.28% to -19.98%
2017	0.75% to 2.80%	1,953,769	12.03 to 28.96	67,991,928	0.95%	40.16% to 37.28%
2016	0.75% to 2.80%	1,775,366	8.58 to 21.10	45,333,109	0.81%	6.67% to 4.48%
2015	0.75% to 2.80%	2,110,360	8.04 to 20.19	50,910,242	0.47%	-16.86% to -18.58%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.40% to 1.40%	887,888	13.84 to 16.02	14,250,205	2.48%	18.64% to 17.45%
2018	0.40% to 1.40%	1,056,569	11.67 to 13.64	14,455,330	2.01%	-14.88% to -15.74%
2017	0.40% to 1.40%	1,111,699	13.71 to 16.19	18,155,383	1.70%	26.94% to 25.67%
2016	0.40% to 1.40%	1,229,114	10.80 to 12.88	15,966,524	2.09%	0.47% to -0.54%
2015	0.40% to 1.40%	1,434,332	10.75 to 12.95	18,728,602	0.48%	-3.44% to -4.41%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2019	0.40% to 2.75%	4,290,709	12.12 to 8.83	43,690,147	2.31%	18.44% to 15.64%
2018	0.40% to 2.80%	4,687,087	10.23 to 7.60	40,790,812	1.81%	-15.14% to -17.20%
2017	0.40% to 2.80%	5,107,600	12.06 to 9.17	52,776,198	1.53%	26.57% to 23.53%
2016	0.40% to 2.80%	4,680,764	9.53 to 7.43	38,728,376	1.94%	0.23% to -2.18%
2015	0.40% to 2.80%	4,786,711	9.50 to 7.59	39,980,311	0.29%	-3.61% to -5.93%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.40% to 1.40%	571,880	16.68 to 41.43	23,770,709	1.03%	18.52% to 17.33%
2018	0.40% to 1.40%	644,567	14.07 to 35.31	22,896,879	0.66%	-17.29% to -18.12%
2017	0.40% to 1.40%	734,822	17.02 to 43.12	31,669,137	0.50%	8.63% to 7.54%
2016	0.40% to 1.40%	827,693	15.66 to 40.10	33,242,961	0.64%	25.43% to 24.17%
2015	0.40% to 1.40%	920,025	12.49 to 32.29	29,770,072	0.68%	-6.40% to -7.34%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2019	0.40% to 2.85%	927,362	23.36 to 27.80	35,485,822	0.87%	18.22% to 15.31%
2018	0.40% to 2.85%	987,854	19.76 to 24.11	32,404,893	0.45%	-17.46% to -19.50%
2017	0.40% to 2.85%	1,059,738	23.94 to 29.95	42,566,701	0.28%	8.32% to 5.66%
2016	0.40% to 2.85%	1,159,257	22.10 to 28.35	43,560,924	0.47%	25.11% to 22.04%
2015	0.40% to 2.75%	1,128,122	17.66 to 23.53	34,331,477	0.47%	-6.66% to -8.87%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.40% to 2.85%	15,592,346	23.32 to 19.99	374,098,028	0.65%	34.24% to 30.94%
2018	0.40% to 2.85%	15,904,781	17.37 to 15.27	287,097,447	0.23%	-9.79% to -12.02%
2017	0.40% to 2.85%	16,304,900	19.25 to 17.36	329,817,513	0.71%	30.44% to 27.25%
2016	0.40% to 2.85%	16,411,990	14.76 to 13.64	257,450,632	1.51%	-0.21% to -2.66%
2015	0.40% to 2.85%	16,378,721	14.79 to 14.01	260,099,991	0.66%	6.12% to 3.51%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.40% to 2.85%	24,941,956	27.07 to 21.51	643,170,424	0.35%	29.76% to 26.57%
2018	0.40% to 2.85%	25,709,376	20.86 to 16.99	515,914,129	0.30%	-1.06% to -3.50%
2017	0.40% to 2.85%	28,116,220	21.09 to 17.61	575,608,752	0.31%	27.29% to 24.17%
2016	0.40% to 2.85%	27,107,207	16.57 to 14.18	441,281,396	0.23%	8.63% to 5.96%
2015	0.40% to 2.85%	27,464,041	15.25 to 13.38	416,565,768	0.73%	6.00% to 3.39%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.40% to 3.00%	175,046,931	25.07 to 17.05	3,652,605,180	1.33%	25.16% to 21.90%
2018	0.40% to 3.00%	169,771,107	20.03 to 13.99	2,852,695,243	1.00%	-2.58% to -5.14%
2017	0.40% to 3.00%	176,625,407	20.56 to 14.75	3,074,278,440	1.40%	21.44% to 18.28%
2016	0.40% to 3.00%	180,180,514	16.93 to 12.47	2,606,571,152	1.21%	10.64% to 7.76%
2015	0.40% to 3.10%	165,263,144	15.30 to 11.47	2,181,652,320	0.86%	0.68% to -2.05%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
2019	0.80% to 1.40%	230,954	10.31 to 9.96	2,309,936	22.62%	15.62% to 14.92%
2018	0.80% to 1.40%	245,331	8.92 to 8.67	2,133,871	4.09%	-17.83% to -18.33%
2017	0.80% to 1.40%	297,403	10.85 to 10.61	3,164,246	2.68%	21.94% to 21.21%
2016	0.80% to 1.40%	343,303	8.90 to 8.76	3,011,220	3.00%	4.39% to 3.76%
2015	0.80% to 1.40%	394,375	8.53 to 8.44	3,331,749	1.22%	-5.88% to -6.45%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
2019	0.40% to 2.85%	3,212,335	10.40 to 13.30	52,967,430	22.94%	15.79% to 12.94%
2018	0.40% to 2.85%	3,238,080	8.98 to 11.78	46,546,043	4.15%	-17.67% to -19.71%
2017	0.40% to 2.85%	3,357,520	10.91 to 14.67	59,286,156	2.40%	22.05% to 19.05%
2016	0.40% to 2.85%	3,854,051	8.94 to 12.32	56,323,559	2.61%	4.56% to 2.00%
2015	0.40% to 2.85%	3,936,869	8.55 to 12.08	55,722,655	1.02%	-5.72% to -8.04%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.40% to 2.80%	6,508,380	18.77 to 15.95	113,046,259	0.98%	24.46% to 21.46%
2018	0.40% to 2.80%	5,983,119	15.08 to 13.14	84,445,236	1.15%	-11.70% to -13.84%
2017	0.40% to 2.80%	5,388,295	17.08 to 15.25	87,059,918	1.01%	13.73% to 10.99%
2016	0.40% to 2.80%	3,887,870	15.02 to 13.74	55,789,584	1.21%	20.39% to 17.50%
2015	0.40% to 2.80%	3,214,294	12.48 to 11.69	38,783,835	1.30%	-5.26% to -7.55%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2019	0.40% to 0.60%	211,198	13.19 to 13.01	2,759,169	3.29%	20.93% to 20.69%
2018	0.40% to 0.60%	215,853	10.91 to 10.78	2,333,786	3.19%	-14.25% to -14.42%
2017	0.40% to 0.60%	107,945	12.72 to 12.60	1,362,876	3.41%	24.06% to 23.81%
2016	0.40% to 0.60%	57,766	10.25 to 10.18	589,297	3.45%	0.35% to 0.15%
2015	0.40% to 0.60%	29,332	10.21 to 10.16	298,906	3.39%	-1.65% to -1.85%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2019	0.40% to 2.65%	9,034,263	11.58 to 9.81	103,403,145	3.26%	20.72% to 17.99%
2018	0.40% to 2.65%	8,362,077	9.59 to 8.31	80,089,453	2.43%	-14.47% to -16.42%
2017	0.40% to 2.65%	7,174,717	11.22 to 9.94	81,139,401	2.73%	23.96% to 21.17%
2016	0.40% to 2.65%	5,900,388	9.05 to 8.21	54,316,240	2.49%	0.12% to -2.13%
2015	0.40% to 2.65%	5,462,717	9.04 to 8.38	50,837,544	2.14%	-1.78% to -4.00%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.40% to 2.80%	6,253,581	27.64 to 34.82	269,028,856	1.35%	25.15% to 22.13%
2018	0.40% to 2.80%	6,128,379	22.08 to 28.51	212,732,342	1.34%	-11.74% to -13.88%
2017	0.40% to 2.75%	6,064,937	25.02 to 33.36	241,178,040	1.12%	15.32% to 12.60%
2016	0.40% to 2.75%	5,547,630	21.70 to 29.62	193,989,657	1.30%	19.81% to 16.99%
2015	0.40% to 2.75%	5,257,305	18.11 to 25.32	155,396,682	1.13%	-2.92% to -5.21%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2019	0.40% to 2.85%	42,214,877	22.04 to 18.67	859,690,531	1.96%	30.32% to 27.11%
2018	0.40% to 2.85%	39,634,312	16.92 to 14.69	626,230,873	1.58%	-5.26% to -7.60%
2017	0.40% to 2.85%	36,584,258	17.85 to 15.90	616,540,600	1.70%	20.74% to 17.78%
2016	0.40% to 2.85%	29,882,432	14.79 to 13.50	421,737,187	1.92%	10.95% to 8.23%
2015	0.40% to 2.85%	22,546,059	13.33 to 12.47	290,326,944	2.08%	0.54% to -1.93%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.40% to 2.95%	5,158,120	30.58 to 23.50	159,314,343	1.94%	23.24% to 20.08%
2018	0.60% to 2.95%	5,818,163	24.34 to 19.57	147,546,091	1.43%	-9.40% to -11.56%
2017	0.40% to 2.95%	6,560,953	27.34 to 22.13	186,479,931	1.52%	17.96% to 14.95%
2016	0.40% to 2.95%	7,220,827	23.17 to 19.25	175,539,717	1.59%	9.03% to 6.25%
2015	0.40% to 2.95%	8,101,133	21.26 to 18.12	183,423,552	1.36%	-1.39% to -3.92%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2019	0.40% to 2.85%	176,138,480	13.83 to 12.07	2,302,956,756	1.84%	18.49% to 15.58%
2018	0.40% to 2.85%	153,008,686	11.67 to 10.44	1,703,853,239	1.37%	-5.20% to -7.55%
2017	0.40% to 2.85%	126,440,617	12.31 to 11.29	1,499,418,756	2.09%	17.08% to 14.21%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	96,551,805	10.51 to 9.89	987,741,851	0.00%	8.11% to 5.46%
2015	0.40% to 2.85%	62,152,068	9.72 to 9.37	594,463,401	2.53%	-2.64% to -5.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.40% to 3.05%	23,851,697	18.90 to 20.90	680,301,892	2.00%	21.34% to 18.11%
2018	0.40% to 3.05%	27,509,783	15.57 to 17.69	655,533,119	1.54%	-8.10% to -10.56%
2017	0.40% to 3.05%	31,674,347	16.94 to 19.78	832,456,412	1.58%	16.21% to 13.13%
2016	0.40% to 3.05%	35,794,497	14.58 to 17.49	819,396,754	1.71%	8.05% to 5.18%
2015	0.40% to 3.05%	40,552,102	13.49 to 16.62	868,125,115	1.39%	-1.13% to -3.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.40% to 3.00%	90,632,346	17.88 to 17.66	2,089,633,792	2.13%	17.27% to 14.21%
2018	0.40% to 3.00%	100,698,428	15.25 to 15.46	2,004,019,494	1.76%	-6.06% to -8.53%
2017	0.40% to 3.00%	113,080,530	16.23 to 16.90	2,422,541,268	1.73%	12.48% to 9.55%
2016	0.40% to 3.00%	122,410,696	14.43 to 15.43	2,360,915,572	1.85%	6.72% to 3.94%
2015	0.40% to 3.00%	133,428,382	13.52 to 14.84	2,440,679,096	1.57%	-0.73% to -3.32%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.40% to 3.00%	37,248,051	16.40 to 14.63	713,356,346	2.14%	13.03% to 10.08%
2018	0.40% to 3.00%	41,053,128	14.51 to 13.29	703,386,792	1.88%	-4.12% to -6.64%
2017	0.40% to 3.00%	44,950,379	15.14 to 14.24	812,216,637	1.82%	8.78% to 5.94%
2016	0.40% to 3.00%	48,904,136	13.92 to 13.44	821,832,274	1.93%	5.28% to 2.54%
2015	0.40% to 3.00%	50,084,778	13.22 to 13.11	808,694,181	1.65%	-0.43% to -3.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.40% to 2.70%	37,616,534	15.40 to 12.62	581,852,781	2.16%	9.09% to 6.58%
2018	0.40% to 2.70%	41,086,948	14.12 to 11.84	587,674,624	1.98%	-2.20% to -4.47%
2017	0.40% to 2.80%	45,224,620	14.43 to 11.97	668,524,661	1.90%	5.26% to 2.73%
2016	0.60% to 2.80%	48,849,367	13.50 to 11.65	692,459,501	1.98%	3.64% to 1.35%
2015	0.60% to 2.80%	46,933,158	13.03 to 11.49	647,698,253	1.73%	-0.34% to -2.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.40% to 3.00%	344,268,967	28.74 to 15.86	6,765,651,488	1.62%	20.30% to 17.16%
2018	0.40% to 3.00%	363,160,318	23.89 to 13.54	5,986,647,628	1.18%	-5.36% to -7.85%
2017	0.40% to 3.00%	379,710,213	25.24 to 14.69	6,679,034,798	1.10%	15.33% to 12.33%
2016	0.40% to 3.00%	385,906,351	21.89 to 13.08	5,945,846,700	1.95%	8.56% to 5.74%
2015	0.40% to 3.10%	375,976,645	20.16 to 12.25	5,391,012,966	1.44%	0.58% to -2.15%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2019	0.40% to 2.70%	4,425,266	29.59 to 14.37	72,133,662	2.82%	23.46% to 20.61%
2018	0.40% to 2.70%	4,587,657	23.96 to 11.91	61,099,009	1.84%	-11.10% to -13.17%
2017	0.65% to 2.70%	4,871,759	26.38 to 13.72	73,924,018	1.25%	19.02% to 16.57%
2016	0.75% to 2.70%	5,239,664	21.99 to 11.77	67,465,921	2.34%	7.55% to 5.45%
2015	0.40% to 2.70%	5,356,750	20.93 to 11.16	64,715,621	2.80%	-2.15% to -4.41%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2019	0.40% to 2.75%	19,173,402	20.18 to 14.03	310,244,835	2.79%	21.74% to 18.87%
2018	0.40% to 2.75%	21,482,129	16.58 to 11.80	289,247,189	1.94%	-9.87% to -12.01%
2017	0.40% to 3.05%	24,451,473	18.39 to 13.02	369,304,104	1.46%	17.60% to 14.48%
2016	0.40% to 3.05%	27,286,181	15.64 to 11.37	354,523,164	2.56%	7.16% to 4.32%
2015	0.40% to 3.05%	29,878,087	14.59 to 10.90	366,262,797	3.03%	-1.90% to -4.51%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
2019	0.40% to 2.95%	149,287,227	19.62 to 13.48	2,397,275,270	2.79%	19.76% to 16.69%
2018	0.40% to 2.95%	167,139,954	16.38 to 11.55	2,264,765,326	1.97%	-8.53% to -10.88%
2017	0.40% to 2.95%	185,428,749	17.91 to 12.96	2,776,209,980	1.62%	15.34% to 12.40%
2016	0.40% to 3.00%	200,598,080	15.53 to 11.48	2,632,282,710	2.68%	6.89% to 4.11%
2015	0.40% to 3.00%	217,431,242	14.52 to 11.02	2,697,751,014	2.99%	-1.72% to -4.29%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2019	0.40% to 3.40%	152,335,696	18.76 to 12.35	2,366,315,044	2.70%	17.67% to 14.13%
2018	0.40% to 3.40%	169,751,666	15.94 to 10.82	2,264,195,193	2.01%	-7.46% to -10.26%
2017	0.40% to 3.40%	187,940,542	17.22 to 12.06	2,738,361,078	1.75%	13.51% to 10.11%
2016	0.40% to 3.40%	204,434,070	15.17 to 10.95	2,651,970,663	2.67%	6.31% to 3.12%
2015	0.40% to 3.40%	218,892,033	14.27 to 10.62	2,699,910,291	2.81%	-1.46% to -4.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2019	0.40% to 3.10%	136,546,286	17.82 to 12.29	2,043,288,342	2.61%	15.71% to 12.58%
2018	0.40% to 3.10%	148,478,478	15.40 to 10.92	1,939,268,123	2.19%	-6.61% to -9.16%
2017	0.40% to 3.10%	161,832,789	16.49 to 12.02	2,286,483,422	1.86%	11.60% to 8.59%
2016	0.40% to 3.10%	170,712,773	14.78 to 11.07	2,182,783,312	2.64%	5.68% to 2.83%
2015	0.40% to 3.10%	174,013,314	13.98 to 10.76	2,126,792,967	2.65%	-1.45% to -4.13%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2019	0.40% to 2.95%	49,936,654	17.02 to 12.07	719,567,509	2.57%	13.84% to 10.93%
2018	0.40% to 2.95%	55,035,016	14.95 to 10.88	703,698,360	2.16%	-5.15% to -7.59%
2017	0.40% to 2.95%	60,127,400	15.76 to 11.78	819,027,614	1.88%	9.45% to 6.65%
2016	0.40% to 2.95%	65,146,020	14.40 to 11.04	819,439,987	2.59%	5.57% to 2.88%
2015	0.40% to 2.95%	68,111,828	13.64 to 10.73	819,912,745	2.47%	-1.46% to -3.98%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2019	0.40% to 2.85%	47,160,771	15.90 to 11.09	617,094,844	2.48%	10.23% to 7.52%
2018	0.40% to 2.85%	50,580,027	14.43 to 10.32	605,610,214	2.15%	-3.00% to -5.40%
2017	0.40% to 2.85%	55,841,512	14.87 to 10.90	696,634,215	2.03%	5.93% to 3.34%
2016	0.40% to 2.85%	60,815,023	14.04 to 10.55	723,035,083	2.47%	4.20% to 1.64%
2015	0.40% to 2.85%	61,515,066	13.47 to 10.38	708,882,876	2.11%	-1.13% to -3.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.40% to 2.95%	82,100,866	20.75 to 15.74	1,523,490,816	2.18%	14.88% to 11.94%
2018	0.40% to 2.95%	87,424,198	18.06 to 14.06	1,425,937,414	1.89%	-5.23% to -7.67%
2017	0.40% to 2.95%	92,168,347	19.06 to 15.23	1,602,315,736	1.84%	10.69% to 7.86%
2016	0.40% to 2.95%	94,544,701	17.22 to 14.12	1,499,704,435	1.99%	5.88% to 3.18%
2015	0.40% to 2.95%	87,448,829	16.26 to 13.68	1,323,221,002	1.76%	-0.57% to -3.12%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.40% to 2.65%	62,012,665	25.28 to 19.81	1,397,418,551	2.05%	19.46% to 16.76%
2018	0.40% to 2.65%	68,870,094	21.16 to 16.97	1,312,150,957	1.65%	-6.85% to -8.96%
2017	0.40% to 2.65%	75,042,840	22.72 to 18.64	1,551,449,320	1.66%	14.35% to 11.78%
2016	0.40% to 2.65%	79,973,616	19.86 to 16.67	1,461,461,049	1.80%	7.31% to 4.89%
2015	0.40% to 2.65%	83,811,605	18.51 to 15.90	1,442,283,040	1.55%	-0.93% to -3.17%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
2019	0.40% to 2.50%	1,309,996	14.69 to 12.75	17,489,384	1.68%	17.04% to 14.58%
2018	0.40% to 2.50%	1,200,259	12.55 to 11.13	13,865,261	1.85%	-8.19% to -10.14%
2017	0.40% to 2.50%	696,475	13.67 to 12.38	8,938,477	1.42%	13.38% to 10.99%
2016	0.40% to 2.45%	612,499	12.06 to 11.18	7,018,150	1.38%	8.33% to 6.11%
2015	0.40% to 2.40%	474,175	11.13 to 10.55	5,086,004	3.11%	-2.15% to -4.12%
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
2019	0.40% to 2.55%	1,555,557	15.71 to 13.58	22,706,372	1.93%	19.29% to 16.71%
2018	0.40% to 2.55%	1,144,692	13.17 to 11.64	14,081,019	1.96%	-10.55% to -12.49%
2017	0.40% to 2.55%	740,582	14.72 to 13.30	10,290,649	2.44%	17.41% to 14.89%
2016	1.15% to 2.40%	320,782	12.20 to 11.64	3,833,860	1.84%	10.11% to 8.72%
2015	1.30% to 2.40%	170,818	11.03 to 10.71	1,861,135	5.84%	-4.42% to -5.48%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2019	0.40% to 2.85%	99,738,845	13.88 to 11.76	1,290,791,219	2.56%	14.95% to 12.13%
2018	0.40% to 2.85%	102,058,787	12.08 to 10.49	1,160,290,390	1.95%	-7.45% to -9.74%
2017	0.40% to 2.85%	100,871,469	13.05 to 11.62	1,251,039,482	1.67%	17.32% to 14.44%
2016	0.40% to 2.85%	98,053,986	11.12 to 10.15	1,047,139,959	2.40%	5.79% to 3.19%
2015	0.40% to 2.85%	91,651,481	10.51 to 9.84	935,119,776	1.21%	-5.26% to -7.59%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2019	0.40% to 2.85%	46,655,575	13.35 to 11.30	580,249,932	2.48%	13.40% to 10.61%
2018	0.40% to 2.85%	47,957,987	11.77 to 10.22	531,181,200	2.09%	-7.39% to -9.68%
2017	0.40% to 2.85%	49,134,469	12.71 to 11.32	593,599,285	1.71%	14.31% to 11.50%
2016	0.40% to 2.85%	49,115,359	11.12 to 10.15	524,456,631	2.38%	5.14% to 2.56%
2015	0.40% to 2.85%	45,300,352	10.57 to 9.89	464,991,727	1.31%	-4.68% to -7.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2019	0.40% to 2.85%	84,974,755	13.97 to 11.83	1,108,144,785	2.18%	14.79% to 11.96%
2018	0.40% to 2.85%	85,245,155	12.17 to 10.57	977,724,910	1.79%	-6.43% to -8.75%
2017	0.40% to 2.85%	82,410,823	13.01 to 11.58	1,019,974,342	1.72%	16.50% to 13.64%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	77,549,916	11.17 to 10.19	832,143,425	1.82%	6.52% to 3.91%
2015	0.40% to 2.85%	65,985,280	10.48 to 9.81	671,610,820	1.87%	-4.34% to -6.69%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2019	0.40% to 2.85%	38,077,091	13.34 to 11.30	473,812,981	2.21%	12.55% to 9.78%
2018	0.40% to 2.85%	38,304,461	11.86 to 10.29	427,640,894	1.87%	-6.00% to -8.33%
2017	0.40% to 2.85%	38,456,865	12.61 to 11.23	461,308,267	1.78%	13.58% to 10.79%
2016	0.40% to 2.85%	37,537,776	11.11 to 10.14	400,604,316	1.85%	5.29% to 2.70%
2015	0.40% to 2.85%	33,773,880	10.55 to 9.87	345,921,135	1.67%	-3.63% to -6.00%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.40% to 2.90%	5,359,460	11.17 to 8.11	62,808,951	1.93%	3.27% to 0.68%
2018	0.40% to 2.90%	6,261,593	10.82 to 8.06	71,476,654	1.53%	0.61% to -1.92%
2017	0.40% to 2.90%	7,094,458	10.75 to 8.22	81,907,897	1.44%	0.49% to -2.03%
2016	0.40% to 2.90%	7,701,381	10.70 to 8.39	88,811,356	1.13%	0.82% to -1.71%
2015	0.40% to 2.90%	8,637,198	10.61 to 8.53	99,694,654	1.36%	-0.22% to -2.72%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2019	1.25% to 2.25%	7,137	17.36 to 14.95	116,470	0.15%	26.09% to 24.81%
2018	1.25% to 2.25%	8,216	13.77 to 11.98	106,639	0.12%	-18.00% to -18.83%
2017	1.15% to 2.25%	15,424	17.01 to 14.76	248,183	1.09%	25.31% to 23.92%
2016	1.50% to 2.25%	7,651	13.02 to 11.91	95,716	0.53%	-3.28% to -4.02%
2015	1.50% to 2.25%	7,363	13.46 to 12.41	96,067	1.00%	0.00% to -0.76%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2019	0.80% to 2.50%	72,408	14.91 to 37.78	3,157,985	0.00%	31.42% to 29.17%
2018	0.80% to 2.50%	75,180	11.35 to 29.25	2,533,406	0.00%	-7.31% to -8.91%
2017	0.80% to 2.50%	91,628	12.24 to 32.11	3,318,695	0.00%	23.57% to 21.46%
2016	0.80% to 2.50%	82,950	9.91 to 26.44	2,432,375	0.00%	3.33% to 1.56%
2015	0.80% to 2.50%	108,418	9.59 to 26.03	3,145,377	0.00%	-4.12% to -1.53%	****
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.80% to 2.35%	446,891	32.22 to 30.27	15,844,032	0.41%	24.88% to 22.93%
2018	0.80% to 2.35%	512,948	25.80 to 24.63	14,641,239	0.46%	-6.48% to -7.95%
2017	0.80% to 2.35%	620,643	27.59 to 26.76	19,084,309	0.50%	17.48% to 15.65%
2016	0.80% to 2.65%	731,358	23.49 to 22.18	19,228,044	0.66%	8.99% to 6.96%
2015	0.80% to 2.65%	879,767	21.55 to 20.74	21,369,110	0.54%	-1.26% to -3.10%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2019	1.30% to 2.55%	851,617	12.13 to 11.07	10,056,420	1.92%	12.69% to 11.26%
2018	1.30% to 2.55%	925,125	10.77 to 9.95	9,728,895	1.29%	-7.63% to -8.81%
2017	1.30% to 2.55%	1,009,768	11.66 to 10.91	11,532,572	1.17%	8.81% to 7.44%
2016	1.30% to 2.80%	1,100,769	10.71 to 9.62	11,591,799	0.91%	4.44% to 2.86%
2015	1.30% to 2.80%	1,241,805	10.26 to 9.36	12,569,710	1.16%	-6.01% to -7.44%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2019	1.30% to 2.50%	407,232	12.96 to 11.87	5,078,242	1.36%	15.12% to 13.72%
2018	1.30% to 2.50%	443,562	11.26 to 10.44	4,832,206	0.76%	-10.28% to -11.37%
2017	1.30% to 2.50%	908,323	12.55 to 11.78	11,186,391	1.29%	15.81% to 14.41%
2016	1.30% to 2.50%	957,595	10.83 to 10.30	10,223,761	1.34%	3.79% to 2.53%
2015	1.30% to 2.50%	1,049,821	10.44 to 10.04	10,832,301	1.56%	-10.56% to -11.64%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2019	1.30% to 2.85%	597,271	12.94 to 10.81	7,455,381	1.80%	14.38% to 12.58%
2018	1.30% to 2.85%	629,849	11.32 to 9.60	6,905,389	1.24%	-8.82% to -10.26%
2017	1.30% to 2.85%	706,332	12.41 to 10.70	8,535,354	1.24%	12.14% to 10.39%
2016	1.15% to 2.85%	764,557	11.14 to 9.69	8,281,252	1.11%	4.63% to 2.84%
2015	1.15% to 2.85%	862,211	10.64 to 9.42	8,995,509	1.26%	-7.75% to -9.33%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2019	0.40% to 2.85%	6,714,306	10.71 to 9.78	69,148,806	2.37%	2.29% to -0.23%
2018	0.40% to 2.85%	4,846,128	10.48 to 9.80	49,347,196	2.12%	1.02% to -1.48%
2017	0.40% to 2.85%	2,423,474	10.37 to 9.95	24,681,162	1.63%	1.90% to -0.60%
2016	0.40% to 2.50%	944,987	10.18 to 10.03	9,541,193	0.94%	1.76% to 0.32%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2019	0.40%	23,677	10.86	257,017	3.31%	8.03%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40%	1,696	10.05	17,043	0.43%	0.49%	****
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2019	0.40% to 0.60%	26,395	10.08 to 9.95	265,577	1.59%	7.89% to 7.68%
2018	0.40% to 0.60%	25,651	9.34 to 9.24	239,192	2.32%	-2.70% to -2.90%
2017	0.40% to 0.60%	18,070	9.60 to 9.51	173,164	2.24%	3.15% to 2.94%
2016	0.40% to 0.60%	17,059	9.31 to 9.24	158,754	2.17%	4.66% to 4.45%
2015	0.40% to 0.60%	15,317	8.90 to 8.85	136,240	5.77%	-3.19% to -3.38%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2019	0.40% to 0.60%	53,592	12.72 to 12.55	678,593	1.76%	6.58% to 6.37%
2018	0.40% to 0.60%	52,907	11.93 to 11.80	628,907	1.41%	1.71% to 1.50%
2017	0.40% to 0.60%	11,528	11.73 to 11.62	135,131	5.13%	2.35% to 2.15%
2016	0.40%	10,635	11.46	121,889	1.40%	6.06%
2015	0.40% to 0.60%	12,103	10.81 to 10.75	130,620	3.29%	-0.11% to -0.31%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2019	0.40% to 0.60%	5,450	10.50 to 10.47	57,094	4.33%	4.41% to 4.20%
2018	0.40% to 0.60%	5,377	10.06 to 10.04	54,032	1.57%	0.58% to 0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2019	0.40% to 2.80%	3,633,506	11.69 to 10.65	42,412,486	2.81%	11.30% to 8.62%
2018	0.40% to 2.75%	3,832,626	10.50 to 9.84	40,668,162	3.02%	-5.83% to -8.06%
2017	0.40% to 2.75%	4,156,552	11.15 to 10.70	47,412,110	4.52%	12.93% to 10.27%
2016	0.40% to 2.75%	4,281,948	9.88 to 9.70	43,779,732	2.51%	12.45% to 9.81%
2015	0.40% to 2.75%	4,507,663	8.78 to 8.84	41,502,382	3.17%	-9.55% to -11.69%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2019	0.40% to 2.75%	1,330,616	13.33 to 10.33	15,596,010	1.90%	6.49% to 3.98%
2018	0.40% to 2.75%	1,483,969	12.52 to 9.94	16,536,038	4.83%	-4.46% to -6.73%
2017	0.40% to 2.75%	1,504,589	13.10 to 10.65	17,756,763	1.47%	10.29% to 7.70%
2016	0.40% to 2.75%	1,723,219	11.88 to 9.89	18,641,304	1.10%	2.49% to 0.08%
2015	0.40% to 2.75%	1,869,995	11.59 to 9.88	20,050,860	1.41%	-7.55% to -9.73%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2019	0.40% to 2.90%	33,581,573	12.80 to 9.76	382,289,769	2.66%	3.51% to 0.91%
2018	0.40% to 2.90%	35,595,616	12.36 to 9.67	395,408,156	1.81%	-0.17% to -2.69%
2017	0.40% to 2.90%	36,607,998	12.39 to 9.94	411,665,133	1.24%	0.85% to -1.68%
2016	0.40% to 2.95%	37,135,940	12.28 to 10.07	418,563,527	1.39%	0.90% to -1.68%
2015	0.40% to 2.95%	36,964,975	12.17 to 10.24	417,352,491	3.37%	-0.19% to -2.75%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2019	0.40% to 2.85%	31,717,096	12.64 to 10.18	363,477,084	2.90%	7.81% to 5.16%
2018	0.40% to 2.85%	34,163,917	11.72 to 9.68	366,647,370	2.44%	-1.03% to -3.48%
2017	0.40% to 2.85%	32,295,222	11.84 to 10.03	354,159,256	1.93%	4.40% to 1.84%
2016	0.40% to 2.85%	30,683,591	11.34 to 9.85	325,826,434	1.98%	2.17% to -0.33%
2015	0.40% to 2.85%	29,606,252	11.10 to 9.88	311,201,240	4.92%	-0.07% to -2.52%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2019	0.40% to 0.60%	20,926	5.91 to 5.83	123,184	4.29%	10.91% to 10.68%
2018	0.40% to 0.60%	22,048	5.33 to 5.27	117,213	2.02%	-14.55% to -14.72%
2017	0.40% to 0.60%	15,330	6.24 to 6.18	95,488	10.92%	1.64% to 1.44%
2016	0.40% to 0.60%	12,213	6.14 to 6.09	74,957	1.02%	14.41% to 14.18%
2015	0.40% to 0.60%	11,828	5.37 to 5.34	63,449	4.21%	-25.96% to -26.11%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2019	0.40% to 2.55%	1,163,994	12.07 to 10.44	12,978,458	4.32%	14.19% to 11.73%
2018	0.40% to 2.50%	1,107,456	10.57 to 9.37	10,939,981	4.02%	-5.21% to -7.22%
2017	0.40% to 2.45%	1,173,838	11.15 to 10.12	12,388,382	4.93%	9.34% to 7.10%
2016	0.40% to 2.45%	804,800	10.20 to 9.45	7,844,517	5.19%	12.76% to 10.45%
2015	0.40% to 2.50%	529,314	9.05 to 8.55	4,624,115	5.22%	-2.76% to -4.81%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2019	0.40% to 0.60%	19,301	13.36 to 13.18	256,990	4.85%	14.15% to 13.92%
2018	0.40% to 0.60%	20,123	11.70 to 11.57	234,817	4.96%	-3.14% to -3.34%
2017	0.40% to 0.60%	11,334	12.08 to 11.97	136,781	4.62%	6.09% to 5.88%
2016	0.40% to 0.60%	29,352	11.39 to 11.31	334,267	5.15%	11.91% to 11.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	8,419	10.18 to 10.12	85,656	4.24%	-2.16% to -2.36%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2019	0.60% to 2.10%	222,349	11.95 to 12.81	2,895,953	1.96%	29.62% to 27.67%
2018	0.95% to 2.10%	215,922	10.23 to 10.04	2,191,798	0.66%	-9.36% to -10.42%
2017	1.05% to 2.10%	168,534	11.28 to 11.20	1,896,326	0.00%	12.83% to 12.04%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2019	0.95% to 2.45%	208,365	18.45 to 17.50	3,782,197	0.12%	35.44% to 33.39%
2018	0.95% to 2.45%	160,245	13.62 to 13.12	2,159,663	0.00%	1.40% to -0.14%
2017	0.95% to 2.20%	124,428	13.43 to 13.19	1,659,378	0.09%	29.66% to 28.03%
2016	0.95% to 2.20%	98,505	10.36 to 10.30	1,018,101	0.00%	3.58% to 2.98%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2019	1.15% to 2.85%	889,855	22.15 to 16.59	18,098,499	1.22%	23.71% to 21.59%
2018	1.15% to 2.85%	412,873	17.91 to 13.64	6,930,959	1.23%	-20.05% to -21.43%
2017	1.15% to 2.85%	238,311	22.40 to 17.37	4,984,087	1.69%	25.13% to 22.98%
2016	1.15% to 2.85%	96,688	17.90 to 14.12	1,605,654	0.87%	-3.57% to -5.23%
2015	1.15% to 2.05%	11,987	18.56 to 16.53	211,545	1.27%	-1.01% to -1.91%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2019	0.40% to 2.55%	814,651	23.86 to 19.54	17,482,244	0.00%	23.51% to 20.84%
2018	0.40% to 2.55%	898,461	19.32 to 16.17	15,775,103	0.63%	-7.55% to -9.56%
2017	0.40% to 2.55%	1,110,094	20.90 to 17.88	21,345,191	0.55%	17.05% to 14.53%
2016	0.40% to 2.55%	1,272,457	17.86 to 15.61	21,151,245	0.61%	10.56% to 8.18%
2015	0.40% to 2.55%	1,378,482	16.15 to 14.43	20,959,247	0.51%	-7.54% to -9.54%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2019	0.40% to 0.60%	17,421	15.56 to 15.35	270,882	0.69%	18.19% to 17.95%
2018	0.40% to 0.60%	17,884	13.17 to 13.02	235,295	0.59%	-8.71% to -8.89%
2017	0.40% to 0.60%	26,309	14.42 to 14.29	379,276	0.97%	4.96% to 4.75%
2016	0.40% to 0.60%	24,702	13.74 to 13.64	339,279	1.95%	20.48% to 20.23%
2015	0.40% to 0.60%	25,239	11.41 to 11.34	287,775	0.73%	-12.15% to -12.33%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.40% to 2.85%	6,515,519	48.47 to 38.10	281,656,169	0.00%	28.12% to 24.96%
2018	0.40% to 2.85%	7,141,535	37.83 to 30.49	243,790,188	0.00%	0.45% to -2.03%
2017	0.40% to 2.85%	7,441,709	37.66 to 31.12	255,692,808	0.00%	26.80% to 23.69%
2016	0.40% to 2.85%	7,778,961	29.70 to 25.16	213,291,589	0.00%	-11.07% to -13.25%
2015	0.40% to 2.85%	9,260,603	33.40 to 29.01	289,485,338	0.00%	12.02% to 9.27%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2019	0.40% to 0.60%	20,955	12.23 to 12.19	256,083	0.00%	38.19% to 37.91%	****
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2019	0.40% to 2.85%	4,531,754	6.69 to 5.16	25,916,249	0.00%	11.10% to 8.37%
2018	0.40% to 2.55%	4,611,558	6.02 to 4.86	23,971,126	0.00%	-28.71% to -30.26%
2017	0.40% to 2.85%	4,333,652	8.45 to 6.85	31,995,322	0.00%	-2.36% to -4.76%
2016	0.40% to 2.85%	5,646,906	8.65 to 7.19	43,116,182	0.29%	42.84% to 39.34%
2015	0.40% to 2.80%	3,711,701	6.06 to 5.17	20,106,760	0.03%	-33.89% to -35.49%
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
2019	0.80% to 1.40%	253,821	21.20 to 20.79	6,133,783	0.34%	11.72% to 11.04%
2018	0.80% to 1.40%	288,142	18.98 to 18.72	6,272,880	7.69%	-6.89% to -7.46%
2017	0.80% to 1.40%	311,850	20.38 to 20.23	7,360,076	2.34%	11.35% to 10.68%
2016	0.80% to 1.40%	344,888	18.30 to 18.28	7,379,166	0.00%	5.57% to 4.94%
2015	0.80% to 1.40%	391,393	17.34 to 17.42	7,975,891	6.65%	-13.78% to -14.30%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2019	0.80% to 1.40%	493,694	35.44 to 30.82	15,492,202	0.46%	29.55% to 28.77%
2018	0.80% to 1.40%	546,069	27.36 to 23.94	13,296,936	0.32%	-24.10% to -24.56%
2017	0.80% to 1.40%	650,129	36.05 to 31.73	20,971,090	0.41%	49.83% to 48.93%
2016	0.80% to 1.40%	699,218	24.06 to 21.31	15,129,566	0.48%	-0.70% to -1.30%
2015	0.80% to 1.40%	809,875	24.23 to 21.59	17,743,844	0.57%	-14.68% to -15.20%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.80% to 2.35%	597,024	27.05 to 5.52	10,480,871	0.00%	10.97% to 9.24%
2018	0.80% to 2.40%	689,947	24.37 to 5.04	10,676,012	0.00%	-28.85% to -30.01%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.75% to 2.45%	822,612	7.91 to 7.17	17,814,098	0.00%	-2.43% to -4.10%
2016	0.75% to 2.45%	968,351	8.11 to 7.48	21,408,506	0.41%	42.64% to 40.20%
2015	0.75% to 2.75%	1,147,129	5.69 to 5.28	17,634,850	0.03%	-33.95% to -35.28%
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15% to 1.35%	5,849	28.41 to 27.49	162,425	0.54%	26.91% to 26.65%
2018	1.15% to 1.35%	5,933	22.39 to 21.70	129,994	0.42%	-14.31% to -14.48%
2017	1.15% to 1.35%	7,477	26.13 to 25.38	191,617	0.68%	25.01% to 24.75%
2016	1.15% to 1.35%	8,424	20.90 to 20.34	173,052	1.00%	2.70% to 2.50%
2015	1.15% to 1.35%	18,880	20.35 to 19.85	378,872	0.57%	-4.23% to -4.42%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2019	0.40% to 2.40%	188,313	10.86 to 10.71	1,687,024	3.33%	8.60% to 7.14%	****
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.40% to 2.75%	2,719,852	40.52 to 29.78	96,591,484	0.00%	24.33% to 21.40%
2018	0.40% to 2.85%	2,983,354	32.59 to 24.17	86,150,917	0.00%	0.90% to -1.60%
2017	0.40% to 2.85%	2,937,303	32.30 to 24.57	84,900,413	0.00%	25.36% to 22.28%
2016	0.40% to 2.85%	2,939,252	25.76 to 20.09	68,560,466	0.00%	7.32% to 4.68%
2015	0.40% to 2.85%	3,360,935	24.01 to 19.19	73,872,903	0.00%	-3.27% to -5.65%
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2019	1.40% to 1.75%	403	34.57 to 33.43	13,839	0.00%	35.13% to 34.65%
2018	1.40% to 1.75%	850	25.59 to 24.83	21,663	0.00%	-1.14% to -1.49%
2017	1.40% to 1.75%	850	25.88 to 25.20	21,922	0.01%	32.72% to 32.25%
2016	1.40% to 1.75%	850	19.50 to 19.06	16,525	0.00%	-0.89% to -1.24%
2015	1.15% to 1.75%	1,680	19.95 to 19.30	33,009	0.00%	0.18% to -0.43%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I (CAF)
2015	0.40% to 1.40%	1,160,643	13.76 to 27.09	34,653,285	0.34%	4.25% to 3.20%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class II (CAF2)
2015	0.40% to 2.75%	4,058,798	15.34 to 13.72	58,924,357	0.51%	3.95% to 1.49%
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)
2017	0.95% to 2.25%	40,251	14.05 to 13.73	618,423	1.34%	9.62% to 8.19%
2016	0.95% to 2.25%	43,051	12.82 to 12.69	605,853	1.53%	-5.39% to -6.62%
2015	0.95% to 2.25%	52,107	13.55 to 13.59	780,232	1.57%	-7.32% to -8.54%
Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP Fund: Class 2 (FTVHI2)
2016	0.40% to 0.60%	19,397	10.74 to 10.66	207,191	6.75%	16.48% to 16.25%
2015	0.40% to 0.60%	16,935	9.22 to 9.17	155,574	2.28%	-9.49% to -9.67%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)
2017	0.40%	1,343	9.62	12,919	0.69%	-2.71%
2016	0.40%	770	9.89	7,614	2.04%	0.34%
2015	0.40%	770	9.85	7,588	0.87%	-1.45%	****
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB (PVGIB)
2016	1.05% to 2.10%	77,968	20.58 to 19.56	1,664,605	1.84%	13.81% to 12.61%
2015	1.05% to 2.45%	104,940	18.08 to 16.60	1,965,355	1.87%	-8.50% to -9.79%
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB (PVTVB)
2015	0.95% to 2.20%	55,063	20.48 to 19.13	1,160,971	1.25%	-7.00% to -8.18%
Wells Fargo Variable Trust - VT Total Return Bond Fund: Class 2 (WFVTRB)
2015	1.15% to 1.25%	21,348	14.46 to 14.30	305,653	1.28%	-1.02% to -1.12%

2019	Reserves for annuity contracts in payout phase:	$14,183,312
2019	Contract Owners’ Equity:	$55,490,273,506
2018	Reserves for annuity contracts in payout phase:	$11,069,590
2018	Contract Owners’ Equity:	$48,895,196,042
2017	Reserves for annuity contracts in payout phase:	$10,580,370
2017	Contract Owners’ Equity:	$54,201,450,452
2016	Reserves for annuity contracts in payout phase:	$9,930,422
2016	Contract Owners’ Equity:	$48,380,816,200
2015	Reserves for annuity contracts in payout phase:	$9,994,873
2015	Contract Owners’ Equity:	$45,303,722,763

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values.  Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2019 and 2018.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/resolution.htm
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/underwriting.htm
4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090303000019/boaallamericangoldk.txt
5)	Variable Annuity Application – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090303000019/boaallamericangolda.txt
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6a.htm
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6b.htm

c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6c.htm
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
https://www.sec.gov/Archives/edgar/data/740269/000119090311000372/algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119312517122065/d324999dex9926h.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm

10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm

32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090308000149/schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090310001883/huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090311000343/victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312516540962/d149778dex9924b31.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
https://www.sec.gov/Archives/edgar/data/1005336/000119312519030616/d699044dex99nnn.htm

43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
9)	Opinion of Counsel – Filed with the Registration Statement on February 11, 2003 (File No. 333-103093) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090303000016/exhibit9.txt
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2020, was 14,429 and 7,707 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15

Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact